UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22613

Jackson Variable Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ending June 30, 2018

Jackson Variable Series Trust®

• Master Feeder Funds and Funds of Funds

• Sub-Advised Funds

This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Retirement Latitudes®, Perspective AdvisorsSM, Perspective Advisory, Perspective Advisory IISM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, Perspective AdvantageSM, Perspective Focus®, Private Wealth ShieldSM, Fifth Third Perspective, Elite Access®, Elite Access AdvisorySM, Elite Access Advisory (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective Advisory (New York), Perspective Advisory II (New York), Perspective L Series (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

Jackson Variable Series Trust

June 30, 2018

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the Jackson Variable Series Trust for the six months ended June 30, 2018.

The stock market’s low volatility run ended during the first half of 2018. After surging out of the gate to start the year, stocks corrected sharply beginning the last few days of January, with the S&P 500 Index dropping more than 9% from its high by February 8. The sell-off was likely sparked by a steady uptick in long-term bond yields that raised concerns of higher borrowing costs for companies and governments, exacerbated by a violent unwinding of low volatility trades that bet on the docile market environment continuing. Stocks quickly rebounded off their lows only to run into the twin buzz saw of tariff announcements from the Trump administration and privacy issues at Facebook in March, the latter feeding a chain reaction of other market-leading tech names coming under pressure as well.

U.S. stocks moved mostly higher during the second quarter as companies generally delivered solid earnings growth amid a positive economic backdrop. While economic data is still strong and has been supported by fiscal stimulus in the form of tax cuts and de-regulation, there are clouds forming on the horizon. Moderating growth in Europe and China, coupled with fears of a developing trade dispute led to heightened volatility toward the end of the quarter that exacted a toll on emerging markets.

Against this backdrop, the S&P 500 Index posted a decent gain of 2.65% during the first six-months of 2018. Small-cap stocks surged ahead in May after a relatively weak first quarter to significantly outperform both mid- and large-caps. Similar to the first half of 2017, growth stocks greatly outpaced value-oriented stocks (as measured by the MSCI series of indexes) by roughly 600 basis points (bps) among mid-caps to more than a 1000 bps for large-caps, while small-value stocks surged during the second quarter small-cap rally to narrow the gap with small-growth names to just over 500 bps. Heightened volatility contributed to a significant dispersion of returns on a sector and stock level, with the technology and consumer discretionary sectors posting double-digit gains as areas like consumer staples and telecommunication services each lost more than 8%. Consumer discretionary was the most consistent performing area, powered by e-commerce disruptors like Amazon and Netflix, though that may change in the future as Standard and Poor’s (S&P) reconfigures its sectors at the end of September with several tech and discretionary names heading to a new Communications Services sector. Financials were a consistent underperformer as many financial firms have yet to convince investors of their post-financial crisis growth potential despite being able to benefit from higher interest rates. Finally, the energy sector surged in April to rebound from a weak first quarter in a delayed reaction to a spike in oil prices to finish the first half of the year among the top-performing areas.

Foreign equity markets lost ground during the period, dragged down by a stronger U.S. dollar and moderating economic growth overseas. Emerging markets soared in January to start the year, and somewhat unusually held onto those gains through the February sell-off, only to get clobbered in June by the dollar and weakness in China. By the end, the MSCI Emerging Markets Index had dropped 6.60% in the first six months of 2018. The MSCI EAFE (Europe, Australasia & Far East) Index, representing developed market international equites, lost 2.40% as slower-than-expected growth and political fears in May surrounding Italy’s new populist government coalition sent European stocks tumbling.

Bonds struggled for much of the first half of the year as investors sensed a potential end to the 30-year bull market in fixed income as interest rates continued their rise from their near-zero levels. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.62% during the period, with interest-rate sensitive investment grade corporate credit and government bonds the biggest laggards. Treasury Inflation-Protected Securities (TIPS) and high yield bonds finished roughly flat, the former supported by rising inflation expectations and the latter from relatively more attractive yields, though high yield valuations appear stretched. Global bond results tracked the turbulence within emerging markets—a strong first quarter followed by a second quarter downturn—in finishing down 1.46% as local currency emerging market debt followed equities down sharply.

Liquid alternative investments delivered negative results as well, with the Wilshire Liquid Alternative Index returning -1.55%. The lone bright spot was the Event Driven component of the index, which gained ground amid a surge of merger and acquisition activity that benefitted merger arbitrage and other capital event strategies. The Global Macro segment was the biggest laggard, suffering from the downturn overseas and a lack of consistent trends for managed futures strategies.

Looking ahead to the remainder of 2018, the old Wall Street adage about stocks climbing a “Wall of Worry” appears to be ringing true. Despite solid economic growth, strong corporate earnings, and supportive fiscal policy, market sentiment seems to be waning. Although things are looking good for now, uncertainty surrounding escalating tariffs, and at what point they might disrupt global trade, plus tightening monetary policy in the U.S. support a measured approach. Markets are moving towards a clearer distinction between winners and losers as the wide disparity in returns among sectors and within industries is becoming more notable. While fear and volatility can be uncomfortable, they can also lead to mispriced securities which in turn can lead to chances for active managers to stand out from the passive pack by identifying true value or sustainable growth at the company level. Still, we would caution investors to prepare for a variety of scenarios by building fully diversified portfolios to help dampen the impact of potential shocks to the market while still benefitting from potential long-term appreciation.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

Jackson Variable Series Trust

1

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2018

JNL Interest Rate Opportunities Fund

Composition as of June 30, 2018:
Alternative	24.0%
Domestic Fixed Income	58.0
Global Fixed Income	12.0
International Fixed Income	6.0
Total Investments	100.0%

JNL Conservative Allocation Fund

Composition as of June 30, 2018:
Alternative	7.0%
Domestic Balanced	9.3
Domestic Equity	8.3
Domestic Fixed Income	53.2
Emerging Markets Equity	3.0
Global Fixed Income	7.7
International Equity	6.5
International Fixed Income	5.0
Total Investments	100.0%

JNL Moderate Allocation Fund

Composition as of June 30, 2018:
Alternative	7.0%
Domestic Balanced	11.0
Domestic Equity	14.9
Domestic Fixed Income	38.4
Emerging Markets Equity	5.7
Global Equity	2.0
Global Fixed Income	6.0
International Equity	10.7
International Fixed Income	4.3
Total Investments	100.0%

JNL Institutional Alt 100 Fund

Composition as of June 30, 2018:
Alternative	100.0%
Total Investments	100.0%

JNL Real Assets Fund

Composition as of June 30, 2018:
Alternative	63.9%
Domestic Fixed Income	36.1
Total Investments	100.0%

JNL/American Funds Global Growth Fund

Composition as of June 30, 2018:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth Fund

Composition as of June 30, 2018:
Domestic Equity	100.0%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

2

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL Interest Rate Opportunities Fund
INVESTMENT COMPANIES 100.0%
Alternative 24.0%
JNL Multi-Manager Alternative Fund - Class I (0.2%) (a)	228	2,309
JNL/BlackRock Global Long Short Credit Fund - Class I (0.8%) (a)	119	1,153
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (0.7%) (a)	281	2,696
JNL/FAMCO Flex Core Covered Call Fund - Class I (0.6%) (a)	77	946
JNL/Invesco Global Real Estate Fund - Class I (0.1%) (a)	95	964
JNL/PPM America Long Short Credit Fund - Class I (0.9%) (a)	129	1,156
		9,224
Domestic Fixed Income 58.1%
JNL/Crescent High Income Fund - Class I (0.8%) (a)	427	4,617
JNL/DoubleLine Total Return Fund - Class I (0.2%) (a)	426	4,623
JNL/PIMCO Income Fund - Class I (0.4%) (a)	386	3,849
JNL/PIMCO Real Return Fund - Class I (0.1%) (a)	230	2,311
JNL/PPM America Floating Rate Income Fund - Class I (0.2%) (a)	289	3,081
JNL/Scout Unconstrained Bond Fund - Class I (0.6%) (a)	390	3,850
		22,331
Global Fixed Income 11.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (0.3%) (a)	434	4,601
International Fixed Income 6.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (0.4%) (a)	214	2,308
Total Investment Companies (cost $38,559)		38,464
Total Investments 100.0% (cost $38,559)		38,464
Other Assets and Liabilities, Net (0.0)%		(11)
Total Net Assets 100.0%		38,453

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.0%
JNL Multi-Manager Alternative Fund - Class I (0.9%) (a)	963	9,732
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.8%) (a)	423	4,482
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (1.4%) (a)	545	5,234
JNL/Mellon Capital Real Estate Sector Fund - Class I (1.0%) (a)	145	1,505
		20,953
Domestic Balanced 9.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.4%) (a)	654	8,240
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.6%) (a)	1,327	19,480
		27,720
Domestic Equity 8.3%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	351	4,490
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	48	1,494
JNL Multi-Manager Small Cap Value Fund - Class I (0.1%) (a)	95	1,488
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.5%) (a)	534	8,236
JNL/Invesco Diversified Dividend Fund - Class I (1.6%) (a)	888	8,997
		24,705
Domestic Fixed Income 53.2%
JNL/Crescent High Income Fund - Class I (1.3%) (a)	691	7,475
	Shares	Value ($)
JNL/DoubleLine Core Fixed Income Fund - Class I (0.3%) (a)	922	12,714
JNL/DoubleLine Total Return Fund - Class I (1.9%) (a)	3,721	40,408
JNL/PIMCO Credit Income Fund - Class I (3.9%) (a)	1,515	17,211
JNL/PIMCO Income Fund - Class I (1.9%) (a)	1,797	17,937
JNL/PIMCO Real Return Fund - Class I (0.2%) (a)	298	2,993
JNL/PPM America High Yield Bond Fund - Class I (0.1%) (a)	190	2,986
JNL/PPM America Total Return Fund - Class I (3.2%) (a)	3,240	38,162
JNL/Scout Unconstrained Bond Fund - Class I (2.9%) (a)	1,968	19,443
		159,329
Emerging Markets Equity 3.0%
JNL/GQG Emerging Markets Equity Fund - Class I (1.1%) (a)	531	5,236
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (0.7%) (a)	329	3,745
		8,981
Global Fixed Income 7.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.4%) (a)	2,176	23,085
International Equity 6.5%
JNL/Causeway International Value Select Fund - Class I (0.5%) (a)	496	8,274
JNL/Mellon Capital International Index Fund - Class I (0.1%) (a)	143	2,254
JNL/WCM Focused International Equity Fund - Class I (0.6%) (a)	608	9,010
		19,538
International Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.7%) (a)	1,386	14,943
Total Investment Companies (cost $298,746)		299,254
Total Investments 100.0% (cost $298,746)		299,254
Other Assets and Liabilities, Net (0.0)%		(79)
Total Net Assets 100.0%		299,175

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.0%
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	1,616	16,342
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.9%) (a)	473	5,014
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.1%) (a)	93	1,278
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (1.6%) (a)	656	6,302
JNL/Invesco Global Real Estate Fund - Class I (0.1%) (a)	250	2,530
JNL/Mellon Capital Real Estate Sector Fund - Class I (1.7%) (a)	250	2,588
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (0.7%) (a)	109	1,257
		35,311
Domestic Balanced 11.0%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.9%) (a)	1,394	17,562
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.2%) (a)	2,572	37,756
		55,318
Domestic Equity 14.9%
JNL Multi-Manager Mid Cap Fund - Class I (1.6%) (a)	1,174	15,021
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	120	3,747
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	238	3,749
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.3%) (a)	1,300	20,028

See accompanying Notes to Financial Statements.

3

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL/Invesco Diversified Dividend Fund - Class I (2.7%) (a)	1,497	15,165
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.0%) (a)	163	3,761
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	277	13,793
		75,264
Domestic Fixed Income 38.5%
JNL/Crescent High Income Fund - Class I (1.5%) (a)	815	8,818
JNL/DoubleLine Core Fixed Income Fund - Class I (0.5%) (a)	1,377	18,985
JNL/DoubleLine Total Return Fund - Class I (2.4%) (a)	4,667	50,678
JNL/PIMCO Credit Income Fund - Class I (4.3%) (a)	1,672	18,990
JNL/PIMCO Income Fund - Class I (2.7%) (a)	2,535	25,297
JNL/PIMCO Real Return Fund - Class I (0.3%) (a)	506	5,080
JNL/PPM America High Yield Bond Fund - Class I (0.2%) (a)	240	3,773
JNL/PPM America Total Return Fund - Class I (3.3%) (a)	3,330	39,223
JNL/Scout Unconstrained Bond Fund - Class I (3.4%) (a)	2,306	22,780
		193,624
Emerging Markets Equity 5.7%
JNL/GQG Emerging Markets Equity Fund - Class I (2.9%) (a)	1,384	13,649
JNL/Lazard Emerging Markets Fund - Class I (0.7%) (a)	615	6,241
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (1.5%) (a)	765	8,709
		28,599
Global Equity 2.0%
JNL/Harris Oakmark Global Equity Fund - Class I (1.0%) (a)	873	9,957
Global Fixed Income 6.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.8%) (a)	2,842	30,157
International Equity 10.7%
JNL/Causeway International Value Select Fund - Class I (1.3%) (a)	1,423	23,746
JNL/Mellon Capital International Index Fund - Class I (0.3%) (a)	318	5,005
JNL/WCM Focused International Equity Fund - Class I (1.6%) (a)	1,691	25,051
		53,802
International Fixed Income 4.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.9%) (a)	1,990	21,448
Total Investment Companies (cost $497,694)		503,480
Total Investments 100.0% (cost $497,694)		503,480
Other Assets and Liabilities, Net (0.0)%		(135)
Total Net Assets 100.0%		503,345

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 100.0%
JNL Multi-Manager Alternative Fund - Class I (4.1%) (a)	4,247	42,939
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (4.3%) (a)	1,883	23,710
JNL/AQR Managed Futures Strategy Fund - Class I (7.4%) (a)	3,256	25,850
JNL/BlackRock Global Long Short Credit Fund - Class I (10.0%) (a)	1,556	15,014
JNL/Boston Partners Global Long Short Equity Fund - Class I (9.1%) (a)	4,728	50,067
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.6%) (a)	418	5,773
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (8.2%) (a)	3,283	31,520
	Shares	Value ($)
JNL/Invesco Global Real Estate Fund - Class I (0.9%) (a)	1,563	15,789
JNL/Mellon Capital Real Estate Sector Fund - Class I (5.6%) (a)	836	8,660
JNL/Neuberger Berman Currency Fund - Class I (8.6%) (a)	636	6,441
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (6.5%) (a)	977	11,313
JNL/Nicholas Convertible Arbitrage Fund - Class I (6.7%) (a)	1,114	11,437
JNL/PPM America Long Short Credit Fund - Class I (8.7%) (a)	1,280	11,461
JNL/Westchester Capital Event Driven Fund - Class I (11.5%) (a)	2,431	25,814
Total Investment Companies (cost $283,664)		285,788
Total Investments 100.0% (cost $283,664)		285,788
Other Assets and Liabilities, Net (0.0)%		(84)
Total Net Assets 100.0%		285,704

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Real Assets Fund
INVESTMENT COMPANIES 100.0%
Alternative 63.9%
JNL/BlackRock Global Natural Resources Fund - Class I (0.2%) (a)	142	1,257
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.1%) (a)	85	1,172
JNL/Invesco Global Real Estate Fund - Class I (0.1%) (a)	173	1,749
JNL/Mellon Capital Real Estate Sector Fund - Class I (0.8%) (a)	114	1,183
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (0.7%) (a)	98	1,138
JNL/VanEck International Gold Fund - Class I (1.7%) (a)	96	930
		7,429
Domestic Fixed Income 36.1%
JNL/PIMCO Real Return Fund - Class I (0.2%) (a)	418	4,197
Total Investment Companies (cost $11,367)		11,626
Total Investments 100.0% (cost $11,367)		11,626
Other Assets and Liabilities, Net (0.0)%		(3)
Total Net Assets 100.0%		11,623

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	6,923	203,406
Total Investment Companies (cost $194,688)		203,406
Total Investments 100.0% (cost $194,688)		203,406
Other Assets and Liabilities, Net (0.0)%		(53)
Total Net Assets 100.0%		203,353

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	5,545	429,039
Total Investment Companies (cost $403,100)		429,039
Total Investments 100.0% (cost $403,100)		429,039
Other Assets and Liabilities, Net (0.0)%		(146)
Total Net Assets 100.0%		428,893

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
MLP - Master Limited Partnership

See accompanying Notes to Financial Statements.

4

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Long Term Investments in Affiliates

The Funds of Funds invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2018.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Interest Rate Opportunities Fund
JNL Multi-Manager Alternative Fund - Class I	2,441	82	194	—	3	(23)	2,309	6.0
JNL/BlackRock Global Long Short Credit Fund - Class I	1,220	36	102	—	2	(3)	1,153	3.0
JNL/Crescent High Income Fund - Class I	4,878	132	398	—	2	3	4,617	12.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	2,439	96	151	—	(3)	(73)	2,308	6.0
JNL/DoubleLine Total Return Fund - Class I	4,874	183	437	—	(1)	4	4,623	12.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	2,851	97	188	—	4	(68)	2,696	7.0
JNL/FAMCO Flex Core Covered Call Fund - Class I	1,013	78	125	—	5	(25)	946	2.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	4,863	148	330	—	(2)	(78)	4,601	12.0
JNL/Invesco Global Real Estate Fund - Class I	1,022	72	128	—	3	(5)	964	2.5
JNL/PIMCO Income Fund - Class I	4,065	127	302	—	(2)	(39)	3,849	10.0
JNL/PIMCO Real Return Fund - Class I	2,444	91	217	—	(1)	(6)	2,311	6.0
JNL/PPM America Floating Rate Income Fund - Class I	3,252	88	299	—	6	34	3,081	8.0
JNL/PPM America Long Short Credit Fund - Class I	1,220	33	102	—	2	3	1,156	3.0
JNL/Scout Unconstrained Bond Fund - Class I	4,065	161	344	—	(3)	(29)	3,850	10.0
	40,647	1,424	3,317	—	15	(305)	38,464	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	7,722	2,379	270	—	4	(103)	9,732	3.3
JNL Multi-Manager Mid Cap Fund - Class I	3,842	919	435	—	39	125	4,490	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	1,277	312	304	—	48	161	1,494	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	1,275	335	168	—	12	34	1,488	0.5
JNL/Boston Partners Global Long Short Equity Fund - Class I	3,864	976	160	—	4	(202)	4,482	1.5
JNL/Causeway International Value Select Fund - Class I	7,111	2,178	603	—	32	(444)	8,274	2.8
JNL/Crescent High Income Fund - Class I	6,440	1,260	233	—	1	7	7,475	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	—	12,950	324	—	1	87	12,714	4.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	13,523	2,867	985	—	(17)	(445)	14,943	5.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	7,690	2,208	1,936	—	172	102	8,236	2.8
JNL/DoubleLine Total Return Fund - Class I	45,080	8,016	12,635	—	(107)	54	40,408	13.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	3,872	1,612	124	—	2	(128)	5,234	1.7
JNL/Epoch Global Shareholder Yield Fund - Class I	3,221	497	3,614	—	(4)	(100)	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	7,710	1,842	1,216	—	53	(149)	8,240	2.8
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	18,653	5,733	852	—	(4)	(445)	23,085	7.7
JNL/GQG Emerging Markets Equity Fund - Class I	2,587	3,535	422	—	32	(496)	5,236	1.7
JNL/Invesco Diversified Dividend Fund - Class I	8,991	2,138	1,952	—	22	(202)	8,997	3.0
JNL/Mellon Capital International Index Fund - Class I	—	2,401	79	—	—	(68)	2,254	0.8
JNL/Mellon Capital Real Estate Sector Fund - Class I	—	1,493	166	—	12	166	1,505	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	2,629	1,620	294	—	24	(234)	3,745	1.2
JNL/PIMCO Credit Income Fund - Class I	16,114	3,338	1,710	—	(33)	(498)	17,211	5.7
JNL/PIMCO Income Fund - Class I	14,170	4,361	445	—	(1)	(148)	17,937	6.0
JNL/PIMCO Real Return Fund - Class I	3,869	653	1,500	—	(20)	(9)	2,993	1.0
JNL/PPM America High Yield Bond Fund - Class I	2,575	529	96	—	1	(23)	2,986	1.0
JNL/PPM America Total Return Fund - Class I	34,132	6,944	2,377	—	(26)	(511)	38,162	12.8
JNL/Scout Unconstrained Bond Fund - Class I	16,746	3,428	586	—	(5)	(140)	19,443	6.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	17,326	3,587	1,910	—	87	390	19,480	6.5
JNL/WCM Focused International Equity Fund - Class I	7,113	2,632	948	—	72	141	9,010	3.0
	257,532	80,743	36,344	—	401	(3,078)	299,254	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	14,358	2,168	19	—	—	(165)	16,342	3.2
JNL Multi-Manager Mid Cap Fund - Class I	14,501	729	737	—	67	461	15,021	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	3,605	133	529	—	90	448	3,747	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	2,425	1,464	274	—	21	113	3,749	0.7
JNL/Boston Partners Global Long Short Equity Fund - Class I	4,782	513	52	—	1	(230)	5,014	1.0
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	1,281	33	—	1	29	1,278	0.3
JNL/Causeway International Value Select Fund - Class I	21,742	3,915	676	—	35	(1,270)	23,746	4.7
JNL/Crescent High Income Fund - Class I	11,517	55	2,755	—	6	(5)	8,818	1.8

See accompanying Notes to Financial Statements.

5

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Core Fixed Income Fund - Class I	—	18,976	126	—	1	134	18,985	3.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,892	2,402	5,097	—	(85)	(664)	21,448	4.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	19,216	1,365	1,162	—	107	502	20,028	4.0
JNL/DoubleLine Total Return Fund - Class I	62,064	4,739	16,014	—	(144)	33	50,678	10.1
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	4,782	1,698	29	—	1	(150)	6,302	1.3
JNL/Epoch Global Shareholder Yield Fund - Class I	7,198	300	7,272	—	1	(227)	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	21,526	1,053	4,828	—	212	(401)	17,562	3.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	26,060	5,105	441	—	(3)	(564)	30,157	6.0
JNL/GQG Emerging Markets Equity Fund - Class I	7,256	7,942	311	—	26	(1,264)	13,649	2.7
JNL/Harris Oakmark Global Equity Fund - Class I	9,645	1,188	298	—	7	(585)	9,957	2.0
JNL/Invesco Diversified Dividend Fund - Class I	17,972	999	3,430	—	31	(407)	15,165	3.0
JNL/Invesco Global Real Estate Fund - Class I	3,615	252	1,257	—	(26)	(54)	2,530	0.5
JNL/Lazard Emerging Markets Fund - Class I	6,127	1,035	146	—	14	(789)	6,241	1.2
JNL/Mellon Capital International Index Fund - Class I	—	5,254	93	—	—	(156)	5,005	1.0
JNL/Mellon Capital Real Estate Sector Fund - Class I	2,398	314	172	—	(1)	49	2,588	0.5
JNL/Mellon Capital S&P 500 Index Fund - Class I	3,610	240	188	—	18	81	3,761	0.7
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	1,304	56	—	1	8	1,257	0.3
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	6,190	3,236	208	—	21	(530)	8,709	1.7
JNL/PIMCO Credit Income Fund - Class I	20,321	1,862	2,559	—	(52)	(582)	18,990	3.8
JNL/PIMCO Income Fund - Class I	21,493	4,209	188	—	—	(217)	25,297	5.0
JNL/PIMCO Real Return Fund - Class I	7,188	442	2,491	—	(35)	(24)	5,080	1.0
JNL/PPM America High Yield Bond Fund - Class I	4,784	256	1,231	—	14	(50)	3,773	0.7
JNL/PPM America Total Return Fund - Class I	39,436	3,256	2,854	—	(35)	(580)	39,223	7.8
JNL/Scout Unconstrained Bond Fund - Class I	21,484	2,057	585	—	(5)	(171)	22,780	4.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	36,974	1,265	1,422	—	62	877	37,756	7.5
JNL/T. Rowe Price Established Growth Fund - Class I	11,918	1,858	1,236	—	169	1,084	13,793	2.7
JNL/WCM Focused International Equity Fund - Class I	21,743	3,595	855	—	69	499	25,051	5.0
	480,822	86,460	59,624	—	589	(4,767)	503,480	100.0
JNL Institutional Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class I	50,166	—	6,893	—	122	(456)	42,939	15.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	32,446	—	8,184	—	352	(904)	23,710	8.3
JNL/AQR Managed Futures Strategy Fund - Class I	30,900	138	3,627	—	142	(1,703)	25,850	9.1
JNL/BlackRock Global Long Short Credit Fund - Class I	20,888	44	5,928	—	90	(80)	15,014	5.3
JNL/Boston Partners Global Long Short Equity Fund - Class I	58,544	54	6,164	—	214	(2,581)	50,067	17.5
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	6,689	15	829	—	(18)	(84)	5,773	2.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	35,992	758	4,483	—	98	(845)	31,520	11.0
JNL/Invesco Global Real Estate Fund - Class I	20,157	34	4,254	—	83	(231)	15,789	5.5
JNL/Mellon Capital Real Estate Sector Fund - Class I	10,831	93	2,260	—	(32)	28	8,660	3.0
JNL/Neuberger Berman Currency Fund - Class I	7,513	20	1,180	—	8	80	6,441	2.3
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	11,706	243	—	6	(156)	11,313	4.0
JNL/Nicholas Convertible Arbitrage Fund - Class I	15,019	26	3,803	—	58	137	11,437	4.0
JNL/PPM America Long Short Credit Fund - Class I	13,367	29	1,982	—	33	14	11,461	4.0
JNL/Westchester Capital Event Driven Fund - Class I	31,794	25	7,652	—	255	1,392	25,814	9.0
	334,306	12,942	57,482	—	1,411	(5,389)	285,788	100.0
JNL Real Assets Fund
JNL/BlackRock Global Natural Resources Fund - Class I	1,374	68	196	—	18	(7)	1,257	10.8
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	1,203	49	61	—	(2)	(17)	1,172	10.1
JNL/Invesco Global Real Estate Fund - Class I	1,808	76	130	—	4	(9)	1,749	15.0
JNL/Mellon Capital Real Estate Sector Fund - Class I	1,194	104	129	—	(1)	15	1,183	10.2
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	1,234	22	154	—	12	24	1,138	9.8
JNL/PIMCO Real Return Fund - Class I	4,338	205	335	—	(2)	(9)	4,197	36.1
JNL/VanEck International Gold Fund - Class I	1,007	67	94	—	—	(50)	930	8.0
	12,158	591	1,099	—	29	(53)	11,626	100.0

See accompanying Notes to Financial Statements.

6

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL Interest Rate Opportunities Fund	JNL Conservative Allocation Fund	JNL Moderate Allocation Fund	JNL Institutional Alt 100 Fund	JNL Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$—	$203,406	$429,039
Investments - affiliated, at value	38,464	299,254	503,480	285,788	11,626	—	—
Receivable from:
Investment securities sold	3	22	—	467	24	875	—
Fund shares sold	—	18	668	4	—	133	315
Adviser	—	—	—	—	—	101	194
Other assets	—	2	3	3	—	2	3
Total assets	38,467	299,296	504,151	286,262	11,650	204,517	429,551
Liabilities
Payable for:
Investment securities purchased	—	—	468	—	—	—	30
Fund shares redeemed	4	40	200	471	24	1,009	285
Advisory fees	5	37	62	36	1	118	265
Administrative fees	1	12	21	12	—	17	35
12b-1 fees (Class A)	2	17	29	16	1	12	24
Board of trustee fees	2	15	25	23	1	8	18
Other expenses	—	—	1	—	—	—	1
Total liabilities	14	121	806	558	27	1,164	658
Net assets	$38,453	$299,175	$503,345	$285,704	$11,623	$203,353	$428,893
Net assets consist of:
Paid-in capital(b)	$38,548	$298,667	$497,559	$283,580	$11,364	$179,258	$402,954
Undistributed (excess of distributions
over) net investment income (loss)	—	—	—	—	—	451	—
Accumulated net realized gain (loss)	—	—	—	—	—	14,926	—
Net unrealized appreciation (depreciation) on
investments and foreign currency	(95)	508	5,786	2,124	259	8,718	25,939
Net assets	$38,453	$299,175	$503,345	$285,704	$11,623	$203,353	$428,893
Net assets - Class A	$38,452	$298,868	$501,036	$285,703	$11,622	$201,675	$424,271
Shares outstanding - Class A	3,874	25,529	38,471	27,252	1,185	13,432	18,027
Net asset value per share - Class A	$9.93	$11.71	$13.02	$10.48	$9.81	$15.02	$23.54
Net assets - Class I	$1	$307	$2,309	$1	$1	$1,678	$4,622
Shares outstanding - Class I	—	26	177	—	—	111	196
Net asset value per share - Class I	$9.96	$11.74	$13.05	$10.52	$9.85	$15.06	$23.60
Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$194,688	$403,100
Investments - affiliated, at cost	38,559	298,746	497,694	283,664	11,367	—	—

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

7

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL Interest Rate Opportunities Fund	JNL Conservative Allocation Fund	JNL Moderate Allocation Fund	JNL Institutional Alt 100 Fund	JNL Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Investment income
Dividends	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	250	612
Total investment income	—	—	—	—	—	250	612

Expenses
Advisory fees	30	213	370	230	9	665	1,506
Administrative fees	10	70	123	77	3	94	201
12b-1 fees (Class A)	59	425	738	460	18	284	599
Legal fees	—	3	3	1	—	2	4
Board of trustee fees	2	13	23	15	—	9	18
Other expenses	—	—	1	2	—	—	—
Total expenses	101	724	1,258	785	30	1,054	2,328
Expense waiver	—	—	—	—	—	(570)	(1,105)
Net expenses	101	724	1,258	785	30	484	1,223
Net investment income (loss)	(101)	(724)	(1,258)	(785)	(30)	(234)	(611)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	—	599	253
Investments - affiliated	15	401	589	1,411	29	—	—
Distributions from unaffiliated
investment companies	—	—	—	—	—	13,676	41,024
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	—	(9,589)	(4,373)
Investments - affiliated	(305)	(3,078)	(4,767)	(5,389)	(53)	—	—
Net realized and unrealized gain (loss)	(290)	(2,677)	(4,178)	(3,978)	(24)	4,686	36,904
Change in net assets from operations	$(391)	$(3,401)	$(5,436)	$(4,763)	$(54)	$4,452	$36,293

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

8

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL Interest Rate Opportunities Fund	JNL Conservative Allocation Fund	JNL Moderate Allocation Fund	JNL Institutional Alt 100 Fund	JNL Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$(101)	$(724)	$(1,258)	$(785)	$(30)	$(234)	$(611)
Net realized gain (loss)	15	401	589	1,411	29	14,275	41,277
Net change in unrealized appreciation
(depreciation)	(305)	(3,078)	(4,767)	(5,389)	(53)	(9,589)	(4,373)
Change in net assets from operations	(391)	(3,401)	(5,436)	(4,763)	(54)	4,452	36,293
Share transactions[1]
Proceeds from the sale of shares
Class A	2,459	82,899	71,615	7,838	963	44,632	49,239
Class I	—	308	1,789	—	—	1,524	4,063
Cost of shares redeemed
Class A	(4,249)	(38,076)	(45,277)	(51,551)	(1,440)	(16,655)	(35,082)
Class I	—	(6)	(13)	—	—	(90)	(70)
Change in net assets from
share transactions	(1,790)	45,125	28,114	(43,713)	(477)	29,411	18,150
Change in net assets	(2,181)	41,724	22,678	(48,476)	(531)	33,863	54,443
Net assets beginning of period	40,634	257,451	480,667	334,180	12,154	169,490	374,450
Net assets end of period	$38,453	$299,175	$503,345	$285,704	$11,623	$203,353	$428,893
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$—	$—	$—	$451	$—

[1]Share transactions
Shares sold
Class A	247	7,026	5,438	738	99	2,931	2,157
Class I	—	25	136	—	—	99	177
Shares redeemed
Class A	(426)	(3,229)	(3,443)	(4,851)	(149)	(1,099)	(1,549)
Class I	—	—	(1)	—	—	(6)	(3)
Change in shares
Class A	(179)	3,797	1,995	(4,113)	(50)	1,832	608
Class I	—	25	135	—	—	93	174
Purchases and sales of long term
investments
Purchase of securities	$1,424	$80,743	$86,460	$12,942	$591	$47,899	$68,330
Proceeds from sales of securities	$3,317	$36,344	$59,624	$57,482	$1,099	$5,044	$9,764

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

9

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL Interest Rate Opportunities Fund(a)	JNL Conservative Allocation Fund(a)	JNL Moderate Allocation Fund(a)	JNL Institutional Alt 100 Fund(a)	JNL Real Assets Fund(a)	JNL/American Funds Global Growth Fund(a)(b)	JNL/American Funds Growth Fund(a)(b)
Operations
Net investment income (loss)	$594	$1,888	$4,325	$4,152	$360	$687	$600
Net realized gain (loss)	303	9,822	38,203	(12,734)	(763)	4,045	29,544
Net change in unrealized appreciation
(depreciation)	781	1,413	2,675	26,041	1,175	28,918	43,743
Change in net assets from operations	1,678	13,123	45,203	17,459	772	33,650	73,887
Distributions to shareholders
From net investment income
Class A	—	—	—	—	—	(911)	—
From net realized gains
Class A	—	—	—	—	—	(7,036)	—
Total distributions to shareholders	—	—	—	—	—	(7,947)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	6,221	72,351	69,899	22,652	2,720	69,034	115,629
Class I	1	7	550	1	1	255	471
Proceeds in connection with acquisition
Class A	—	70,641	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	—	7,947	—
Cost of shares redeemed
Class A	(8,626)	(47,737)	(82,342)	(96,328)	(4,930)	(25,477)	(48,058)
Change in net assets from
share transactions	(2,404)	95,262	(11,893)	(73,675)	(2,209)	51,759	68,042
Change in net assets	(726)	108,385	33,310	(56,216)	(1,437)	77,462	141,929
Net assets beginning of year	41,360	149,066	447,357	390,396	13,591	92,028	232,521
Net assets end of year	$40,634	$257,451	$480,667	$334,180	$12,154	$169,490	$374,450
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$—	$—	$—	$685	$—

[1]Share transactions
Shares sold
Class A	630	6,238	5,492	2,181	286	5,044	6,031
Class I	—	1	42	—	—	18	22
Shares issued in connection with acquisition
Class A	—	6,042	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	—	568	—
Shares redeemed
Class A	(876)	(4,126)	(6,564)	(9,308)	(519)	(1,848)	(2,457)
Change in shares
Class A	(246)	8,154	(1,072)	(7,127)	(233)	3,764	3,574
Class I	—	1	42	—	—	18	22

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

10

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL Interest Rate Opportunities Fund(g)
Class A
06/30/18		10.02	(0.03)	(0.06)	(0.09)	—		—		9.93	(0.90)	38,452	4		0.51	0.51	(0.51)
12/31/17		9.62	0.14	0.26	0.40	—		—		10.02	4.16	40,633	131	(h)	0.31	0.31	1.46
12/31/16		9.20	0.14	0.28	0.42	—		—		9.62	4.57	41,360	28		0.22	0.22	1.46
12/31/15		9.79	0.36	(0.75)	(0.39)	(0.09)		(0.11)		9.20	(3.91)	49,186	86		0.23	0.23	3.66
12/31/14		9.84	0.09	0.01	0.10	(0.14)		(0.01)		9.79	1.05	51,653	13		0.27	0.27	0.85
12/31/13	*	10.00	0.21	(0.37)	(0.16)	—		—		9.84	(1.60)	31,347	25		0.42	0.42	3.14

Class I
06/30/18		10.04	0.00	(0.08)	(0.08)	—		—		9.96	(0.80)	1	4		—	—	0.00
12/31/17	‡‡	9.98	0.00	0.06	0.06	—		—		10.04	0.60	1	131	(h)	—	—	0.00

JNL Conservative Allocation Fund(g)
Class A
06/30/18		11.85	(0.03)	(0.11)	(0.14)	—		—		11.71	(1.18)	298,868	13		0.51	0.51	(0.51)
12/31/17		10.98	0.12	0.75	0.87	—		—		11.85	7.92	257,444	167	(h)	0.34	0.34	1.03
12/31/16		10.51	0.10	0.37	0.47	—		—		10.98	4.47	149,066	50		0.22	0.22	0.96
12/31/15		10.93	0.22	(0.40)	(0.18)	(0.12)		(0.12)		10.51	(1.70)	132,938	113		0.23	0.23	2.06
12/31/14		10.64	0.19	0.20	0.39	(0.07)		(0.03)		10.93	3.71	105,392	35		0.27	0.27	1.74
12/31/13		10.62	0.15	(0.06)	0.09	(0.06)		(0.01)		10.64	0.85	58,236	88		0.42	0.42	1.37

Class I
06/30/18		11.86	(0.01)	(0.11)	(0.12)	—		—		11.74	(1.01)	307	13		0.21	0.21	(0.21)
12/31/17	‡‡	11.69	(0.01)	0.18	0.17	—		—		11.86	1.45	7	167	(h)	0.20	0.20	(0.20)

JNL Moderate Allocation Fund(g)
Class A
06/30/18		13.16	(0.03)	(0.11)	(0.14)	—		—		13.02	(1.06)	501,036	12		0.51	0.51	(0.51)
12/31/17		11.91	0.12	1.13	1.25	—		—		13.16	10.50	480,115	137	(h)	0.31	0.31	0.95
12/31/16		11.32	0.09	0.50	0.59	—		—		11.91	5.21	447,357	42		0.22	0.22	0.82
12/31/15		11.91	0.21	(0.36)	(0.15)	(0.18)		(0.26)		11.32	(1.33)	428,424	93		0.23	0.23	1.79
12/31/14		11.77	0.12	0.32	0.44	(0.08)		(0.22)		11.91	3.71	357,957	32		0.27	0.27	1.02
12/31/13		10.53	0.16	1.12	1.28	(0.04)		(0.00)	(i)	11.77	12.15	181,542	77		0.42	0.42	1.45

Class I
06/30/18		13.17	(0.01)	(0.11)	(0.12)	—		—		13.05	(0.91)	2,309	12		0.21	0.21	(0.21)
12/31/17	‡‡	12.88	(0.01)	0.30	0.29	—		—		13.17	2.25	552	137	(h)	0.25	0.25	(0.25)

JNL Institutional Alt 100 Fund(g)
Class A
06/30/18		10.65	(0.03)	(0.14)	(0.17)	—		—		10.48	(1.60)	285,703	4		0.51	0.51	(0.51)
12/31/17		10.14	0.12	0.39	0.51	—		—		10.65	5.03	334,179	121	(h)	0.31	0.31	1.17
12/31/16		10.13	0.15	(0.14)	0.01	—		—		10.14	0.10	390,396	15		0.22	0.22	1.44
12/31/15		10.60	0.29	(0.46)	(0.17)	(0.12)		(0.18)		10.13	(1.70)	470,542	61		0.23	0.23	2.73
12/31/14		10.60	0.11	0.13	0.24	(0.11)		(0.13)		10.60	2.27	349,573	43		0.27	0.27	0.98
12/31/13		10.23	0.13	0.26	0.39	(0.00)	(i)	(0.02)		10.60	3.88	290,505	57		0.42	0.42	1.28

Class I
06/30/18		10.67	0.00	(0.15)	(0.15)	—		—		10.52	(1.41)	1	4		—	—	0.00
12/31/17	‡‡	10.42	0.00	0.25	0.25	—		—		10.67	2.40	1	121	(h)	—	—	0.00

JNL Real Assets Fund(g)
Class A
06/30/18		9.84	(0.02)	(0.01)	(0.03)	—		—		9.81	(0.30)	11,622	5		0.51	0.51	(0.51)
12/31/17		9.26	0.27	0.31	0.58	—		—		9.84	6.26	12,153	127	(h)	0.31	0.31	2.89
12/31/16		8.22	0.28	0.76	1.04	—		—		9.26	12.65	13,591	27		0.22	0.22	3.05
12/31/15		9.64	0.22	(1.32)	(1.10)	(0.06)		(0.26)		8.22	(11.50)	9,656	64		0.24	0.24	2.38
12/31/14		9.90	0.05	(0.21)	(0.16)	(0.09)		(0.01)		9.64	(1.65)	11,294	47		0.27	0.27	0.47
12/31/13	*	10.00	0.13	(0.23)	(0.10)	—		—		9.90	(1.00)	5,285	10		0.42	0.42	1.90

Class I
06/30/18		9.86	0.00	(0.01)	(0.01)	—		—		9.85	(0.10)	1	5		—	—	0.00
12/31/17	‡‡	9.61	0.00	0.25	0.25	—		—		9.86	2.60	1	127	(h)	0.01	0.01	(0.01)

See accompanying Notes to Financial Statements.

11

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/American Funds Global Growth Fund(j)(k)
Class A
06/30/18		14.59	(0.02)	0.45	0.43	—	—		15.02	2.95	201,675	10	0.51	1.11	(0.25)
12/31/17		11.74	0.07	3.56	3.63	(0.09)	(0.69)		14.59	31.19	169,233	31	0.52	1.12	0.52
12/31/16		11.70	0.07	(0.03)	0.04	—	—		11.74	0.34	92,028	27	0.52	1.12	0.65
12/31/15		11.21	0.15	0.60	0.75	(0.04)	(0.22)		11.70	6.63	96,355	29	0.52	1.13	1.24
12/31/14		11.00	0.17	0.06	0.23	(0.02)	(0.00)	(i)	11.21	2.06	32,999	22	0.51	1.16	1.53
12/31/13	*	10.00	0.22	0.78	1.00	—	—		11.00	10.00	5,355	39	0.62	1.27	7.03

Class I
06/30/18		14.61	0.01	0.44	0.45	—	—		15.06	3.08	1,678	10	0.21	0.81	0.18
12/31/17	‡‡	13.93	0.30	0.38	0.68	—	—		14.61	4.88	257	31	0.25	0.85	7.78

JNL/American Funds Growth Fund(j)(k)
Class A
06/30/18		21.47	(0.03)	2.10	2.07	—	—		23.54	9.64	424,271	11	0.61	1.16	(0.31)
12/31/17		16.79	0.04	4.64	4.68	—	—		21.47	27.87	373,976	24	0.62	1.17	0.19
12/31/16		15.40	0.08	1.31	1.39	—	—		16.79	9.03	232,521	26	0.62	1.17	0.48
12/31/15		14.86	0.06	0.91	0.97	(0.07)	(0.36)		15.40	6.44	186,787	20	0.68	1.18	0.40
12/31/14		13.81	0.15	0.95	1.10	(0.03)	(0.02)		14.86	7.98	106,073	29	0.72	1.22	1.06
12/31/13		10.68	0.10	3.04	3.14	(0.01)	—		13.81	29.45	48,596	19	0.82	1.32	0.81

Class I
06/30/18		21.50	0.03	2.07	2.10	—	—		23.60	9.77	4,622	11	0.31	0.86	0.23
12/31/17	‡‡	20.09	0.35	1.06	1.41	—	—		21.50	7.02	474	24	0.35	0.90	6.17

*	Commencement of operations was as follows: April 29, 2013: JNL Interest Rate Opportunities Fund and JNL Real Assets Fund; September 16, 2013: JNL/American Funds Global Growth Fund.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and Underlying Funds' expenses. The ratios of net investment income(loss) and expenses to average net assets for both the Master and Feeder Fund are as follows:

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Global Growth Fund
Class A
06/30/18	1.05	1.65	(0.79)
12/31/17	1.07	1.67	(0.03)
12/31/16	1.08	1.68	0.09
12/31/15	1.07	1.68	0.69
12/31/14	1.06	1.71	0.98
12/31/13	1.17	1.82	6.48
Class I
06/30/18	0.75	1.35	(0.36)
12/31/17	0.80	1.40	7.23
JNL/American Funds Growth Fund
Class A
06/30/18	0.95	1.50	(0.65)
12/31/17	0.97	1.52	(0.16)
12/31/16	0.97	1.52	0.13
12/31/15	1.03	1.53	0.05
12/31/14	1.07	1.57	0.71
12/31/13	1.17	1.67	0.46
Class I
06/30/18	0.65	1.20	(0.11)
12/31/17	0.70	1.25	5.82

See accompanying Notes to Financial Statements.

12

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales.

(f)

The expenses or expense waivers for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(h)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows:

Portfolio Turnover (%)
JNL Interest Rate Opportunities Fund	32
JNL Conservative Allocation Fund	47
JNL Moderate Allocation Fund	48
JNL Institutional Alt 100 Fund	25
JNL Real Assets Fund	29
(i)	Amount represents less than $0.005.
(j)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(k)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

See accompanying Notes to Financial Statements.

13

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

NOTE 1. ORGANIZATION

Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011, as amended and restated April 27, 2015, and amended September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2018 consisted of twenty-eight (28) separate funds. Information in these financial statements pertains to seven (7) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Adviser are:

Fund:	Adviser:

JNL Interest Rate Opportunities Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Institutional Alt 100 Fund and JNL Real Assets Fund. These Funds are collectively known as “Funds of Funds”.

JNAM
JNL/American Funds Global Growth Fund and JNL/American Funds Growth Fund. These Funds are collectively known as “Master Feeder Funds”.	JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

Each Fund, except the Master Feeder Funds, operates under a “Fund of Funds” structure, investing all of its assets in other affiliated funds (each, an “Underlying Fund”, and collectively, the “Underlying Funds”), as applicable, advised by JNAM.

Each of the Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”). Each Master Feeder Fund’s Master Fund is a series of the American Funds Insurance Series®, a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2018, JNL/American Funds Global Growth Fund owned 3.22% of its corresponding Master Fund and JNL/American Funds Growth Fund owned 1.65% of its corresponding Master Fund. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are also available on the SEC’s website at www.sec.gov.

The Master Feeder Funds are diversified Funds for purposes of the 1940 Act. The Funds of Funds are non-diversified.

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The NAV of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV

14

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report. The Master Fund’s shareholder reports are also available on the SEC's website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ("RIC") Funds is determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Fund, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Fund, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and the Underlying Funds are recorded as net realized gain on distributions from affiliated or unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that Class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds. Because each Feeder Fund invests all of its assets in its respective Master Fund, the Feeder Fund's shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. CERTAIN RISKS

Market and Volatility Risk. In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Master Funds and Underlying Funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Master Fund’s and Underlying Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk. In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements. A Master Fund or Underlying Fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or Underlying Fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value

15

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risk. Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests. Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Funds of Funds changes with the values of the corresponding Underlying Funds and their investments. The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the advisory fee and the administrative fee each Fund is obligated to pay JNAM.

	Advisory Fee (m-millions and b-billions)			Administrative Fee (b-billions)
	$0 to $500m %	$500m to $1b %	Over $1b %	$0 to $3b %	Over $3b %
Funds of Funds	0.15	0.10	0.10 – 0.09	0.05	0.045
JNL/American Funds Global Growth Fund	0.70	0.70	0.65 – 0.63	0.10	0.09
JNL/American Funds Growth Fund	0.75	0.75	0.70 – 0.68	0.10	0.09

Advisory Fee Waivers. Pursuant to a contractual fee waiver agreement, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets %
JNL/American Funds Global Growth Fund	0.60
JNL/American Funds Growth Fund	0.55

Distribution Fees. The Trust adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds' Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the

16

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund's Statement of Operations.

Other Service Providers. JPMorgan Chase Bank, N.A. ("JPM Chase") acts as custodian for the Funds.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of trustees fees set forth in the Statements of Operations.

NOTE 5. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of the Master Feeder Funds, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 1, 2018, the Master Feeder Funds were removed from the SCA. Also effective June 1, 2018, the Participating Funds may borrow up to $675,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 1, 2018, the amount available under the facility was $600,000,000. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. Effective June 1, 2018, these fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 1, 2018, the fees were allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 6. INCOME TAX MATTERS

JNL Interest Rate Opportunities Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Institutional Alt 100 Fund, JNL Real Assets Fund and JNL/American Funds Growth Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

JNL/American Funds Global Growth Fund is treated as a separate taxpayer for federal income tax purposes. The Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Fund may also fully or partially satisfy its distribution requirement by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by the Fund are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for the Fund treated as a RIC is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: consent dividends and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2017, the Fund's last fiscal year end, JNL/American Funds Global Growth Fund had no net capital loss carryforwards for U.S. federal income tax purposes to offset future net realized capital gains.

As of June 30, 2018, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for JNL/American Funds Global Growth Fund were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/American Funds Global Growth Fund	198,211	8,985	(3,790)	5,195

17

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2017 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/American Funds Global Growth Fund	911	7,036

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2014, 2015, 2016 and 2017 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2018.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

Mergers. The following mergers were effective after close of business on August 10, 2018 for the Funds indicated. The mergers were subject to approval by the acquired Funds’ shareholders.

Acquired Fund	Acquiring Fund
JNL Real Assets Fund	JNL/PIMCO Real Return Fund[1]
JNL Interest Rate Opportunities Fund	JNL Conservative Allocation Fund
[1] Acquiring Fund is a series of JNL Series Trust and is advised by JNAM.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to the financial statements.

18

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2018

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡^	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL Interest Rate Opportunities Fund
Class A	0.51	1,000.00	991.00	2.52	1,000.00	1,022.27	2.56
Class I	0.00	1,000.00	992.00	0.00	1,000.00	1,024.79	0.00
JNL Conservative Allocation Fund
Class A	0.51	1,000.00	988.20	2.51	1,000.00	1,022.27	2.56
Class I	0.21	1,000.00	989.90	1.04	1,000.00	1,023.75	1.05
JNL Moderate Allocation Fund
Class A	0.51	1,000.00	989.40	2.52	1,000.00	1,022.27	2.56
Class I	0.21	1,000.00	990.90	1.04	1,000.00	1,023.75	1.05
JNL Institutional Alt 100 Fund
Class A	0.51	1,000.00	984.00	2.51	1,000.00	1,022.27	2.56
Class I	0.00	1,000.00	985.90	0.00	1,000.00	1,024.79	0.00
JNL Real Assets Fund
Class A	0.51	1,000.00	997.00	2.53	1,000.00	1,022.27	2.56
Class I	0.00	1,000.00	999.00	0.00	1,000.00	1,024.79	0.00
JNL/American Funds Global Growth Fund
Class A	0.51	1,000.00	1,029.50	2.57	1,000.00	1,022.27	2.56
Class I	0.21	1,000.00	1,030.80	1.06	1,000.00	1,023.75	1.05
JNL/American Funds Growth Fund
Class A	0.61	1,000.00	1,096.40	3.17	1,000.00	1,021.77	3.06
Class I	0.31	1,000.00	1,097.70	1.61	1,000.00	1,023.26	1.56

^ The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds’ Underlying Funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund.

‡ The expenses for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

19

Jackson Variable Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2018

JNL Tactical ETF Moderate Fund

Composition as of June 30, 2018:
Alternative	2.7%
Domestic Equity	29.8
Domestic Fixed Income	43.4
Emerging Markets Equity	3.1
Emerging Markets Fixed Income	5.8
International Equity	9.6
Securities Lending Collateral	5.6
Other Short Term Investments	-
Total Investments	100.0%

JNL Tactical ETF Moderate Growth Fund

Composition as of June 30, 2018:
Alternative	3.5%
Domestic Equity	38.7
Domestic Fixed Income	28.7
Emerging Markets Equity	6.2
Emerging Markets Fixed Income	4.8
International Equity	15.3
Securities Lending Collateral	2.8
Total Investments	100.0%

JNL Tactical ETF Growth Fund

Composition as of June 30, 2018:
Alternative	4.1%
Domestic Equity	48.0
Domestic Fixed Income	12.3
Emerging Markets Equity	7.8
Emerging Markets Fixed Income	2.3
International Equity	18.9
Securities Lending Collateral	6.6
Total Investments	100.0%

JNL/AQR Risk Parity Fund

Composition as of June 30, 2018:
Government Securities	45.1%
Other Short Term Investments††	54.9
Total Investments	100.0%

††In general, the Fund gains exposure to asset classes by investing in a number of different types of derivative instruments. Please refer to the Schedule of Investments for the Fund's derivative investments.

JNL/BlackRock Global Long Short Credit Fund

Composition as of June 30, 2018:
Non-U.S. Government Agency ABS	13.1%
Financials	12.6
Information Technology	10.7
Telecommunication Services	8.4
Consumer Discretionary	8.2
Health Care	6.3
Materials	5.6
Industrials	4.8
Energy	3.6
Consumer Staples	3.3
Real Estate	1.7
Government Securities	0.5
Utilities	0.2
Warrants	0.0
Other Equity Interests	-
Other Short Term Investments	21.1
Net Long (Short) Investments	100.0%

JNL/DFA U.S. Small Cap Fund

Composition as of June 30, 2018:
Financials	19.8%
Industrials	18.8
Consumer Discretionary	16.7
Information Technology	12.4
Health Care	8.4
Energy	6.2
Materials	6.0
Consumer Staples	4.4
Utilities	2.9
Telecommunication Services	1.0
Real Estate	0.9
Rights	-
Securities Lending Collateral	2.4
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/DoubleLine ® Total Return Fund

Composition as of June 30, 2018:
U.S. Government Agency MBS	46.7%
Non-U.S. Government Agency ABS	43.5
Other Short Term Investments	9.8
Total Investments	100.0%

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

Composition as of June 30, 2018:
Government Securities	62.0%
Financials	4.3
Real Estate	1.7
Industrials	0.9
Consumer Staples	0.8
U.S. Government Agency MBS	0.7
Information Technology	0.6
Telecommunication Services	0.5
Energy	0.5
Consumer Discretionary	0.3
Materials	0.2
Health Care	0.1
Utilities	0.1
Other Short Term Investments	27.3
Total Investments	100.0%

JNL/Epoch Global Shareholder Yield Fund

Composition as of June 30, 2018:
Utilities	15.1%
Financials	15.0
Consumer Staples	12.1
Telecommunication Services	11.4
Energy	10.1
Health Care	10.0
Industrials	6.7
Information Technology	5.5
Real Estate	4.4
Consumer Discretionary	4.1
Materials	2.6
Other Short Term Investments	2.1
Securities Lending Collateral	0.9
Total Investments	100.0%

JNL/FAMCO Flex Core Covered Call Fund

Composition as of June 30, 2018:
Information Technology	26.4%
Financials	17.8
Industrials	15.9
Health Care	11.9
Consumer Discretionary	8.3
Energy	5.4
Consumer Staples	5.1
Materials	3.7
Telecommunication Services	3.4
Utilities	1.0
Other Short Term Investments	1.1
Total Investments	100.0%

JNL/Lazard International Strategic Equity Fund

Composition as of June 30, 2018:
Financials	20.5%
Consumer Discretionary	18.8
Industrials	16.7
Consumer Staples	10.8
Information Technology	8.2
Energy	6.9
Health Care	5.2
Materials	3.6
Real Estate	2.8
Other Short Term Investments	5.7
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/Neuberger Berman Currency Fund

Composition as of June 30, 2018:
Government Securities	48.1%
Other Short Term Investments††	51.9
Total Investments	100.0%

††The Fund gains exposure to currencies by investing in forward foreign currency contracts. Please refer to the Schedule of Investments for the Fund's investments in forward foreign currency contracts.

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund

Composition as of June 30, 2018:
Financials	39.3%
Non-U.S. Government Agency ABS	23.3
Energy	5.4
Consumer Staples	4.5
Health Care	4.4
Utilities	4.4
Telecommunication Services	4.1
Consumer Discretionary	1.8
Information Technology	1.3
Industrials	1.2
Other Short Term Investments††	10.3
Total Investments	100.0%

††The Fund gains exposure to commodities by investing in futures contracts. Please refer to the Schedule of Investments for the Fund's investments in futures contracts.

JNL/Nicholas Convertible Arbitrage Fund

Composition as of June 30, 2018:
Long Investments
Information Technology	36.0%
Health Care	17.0
Industrials	15.9
Energy	9.3
Consumer Discretionary	7.4
Financials	7.0
Materials	1.7
Real Estate	1.5
Other Short Term Investments	4.2
Total Long Investments†	100.0%
Short Investments
Information Technology	44.9%
Health Care	16.7
Industrials	15.5
Energy	6.7
Consumer Discretionary	5.8
Investment Companies	5.3
Financials	2.6
Real Estate	2.2
Materials	0.3
Total Short Investments†	100.0%

.

†Total Long Investments represent 104.0% of net assets and Total Short Investments represent (39.4%) of net assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2018

JNL/PIMCO Credit Income Fund

Composition as of June 30, 2018:
Financials	37.8%
Government Securities	12.9
Energy	7.7
Consumer Discretionary	6.6
U.S. Government Agency MBS	5.5
Real Estate	4.3
Health Care	4.2
Industrials	3.9
Information Technology	3.5
Telecommunication Services	2.8
Utilities	2.4
Consumer Staples	2.4
Non-U.S. Government Agency ABS	2.3
Materials	1.2
Securities Lending Collateral	2.4
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/PPM America Long Short Credit Fund

Composition as of June 30, 2018:
Financials	18.2%
Consumer Discretionary	11.8
Energy	11.7
Non-U.S. Government Agency ABS	10.3
Materials	8.5
Health Care	8.1
Industrials	6.3
Consumer Staples	5.5
Information Technology	4.6
Utilities	4.2
Telecommunication Services	3.2
Investment Companies	2.5
Government Securities	0.8
Other Equity Interests	-
Real Estate	(0.3)
Other Short Term Investments	4.6
Net Long (Short) Investments	100.0%

JNL/T. Rowe Price Capital Appreciation Fund

Composition as of June 30, 2018:
Information Technology	18.0%
Health Care	16.0
Consumer Discretionary	12.8
Financials	10.2
Utilities	9.2
Industrials	6.8
Government Securities	6.4
Consumer Staples	6.2
Real Estate	2.5
Energy	1.5
Materials	0.8
Telecommunication Services	0.6
Non-U.S. Government Agency ABS	0.4
Investment Companies	-
Other Short Term Investments	6.0
Securities Lending Collateral	2.6
Total Investments	100.0%

JNL/The Boston Company Equity Income Fund

Composition as of June 30, 2018:
Financials	29.5%
Energy	13.0
Health Care	9.6
Information Technology	9.4
Materials	8.4
Industrials	7.7
Telecommunication Services	6.2
Consumer Staples	5.6
Consumer Discretionary	3.5
Real Estate	2.6
Utilities	2.2
Other Short Term Investments	1.9
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/The London Company Focused U.S. Equity Fund

Composition as of June 30, 2018:
Consumer Discretionary	22.2%
Industrials	20.2
Financials	19.8
Information Technology	12.2
Consumer Staples	9.7
Materials	8.3
Real Estate	2.5
Other Short Term Investments	2.7
Securities Lending Collateral	2.4
Total Investments	100.0%

JNL/VanEck International Gold Fund

Composition as of June 30, 2018:
Materials	97.6%
Rights	0.1
Warrants	-
Securities Lending Collateral	1.9
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/WCM Focused International Equity Fund

Composition as of June 30, 2018:
Information Technology	21.6%
Consumer Discretionary	17.4
Health Care	14.0
Industrials	13.8
Financials	10.3
Consumer Staples	9.9
Materials	4.9
Energy	2.6
Securities Lending Collateral	3.2
Other Short Term Investments	2.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL Tactical ETF Moderate Fund
INVESTMENT COMPANIES 100.1%
Alternative 2.8%
iShares Global Infrastructure ETF (a)	30	1,291
iShares U.S. Real Estate ETF	30	2,419
		3,710
Domestic Equity 31.6%
iShares Core S&P 500 ETF	39	10,735
iShares Core S&P Mid-Cap ETF	28	5,398
iShares Edge MSCI USA Value Factor ETF (a)	80	6,611
iShares Russell 2000 Value ETF (a)	8	1,031
iShares S&P SmallCap 600 Index ETF	17	1,394
iShares U.S. Consumer Services ETF	21	4,124
iShares U.S. Energy ETF	57	2,382
iShares U.S. Financial Services ETF	40	5,183
iShares U.S. Technology ETF (a)	26	4,690
		41,548
Domestic Fixed Income 46.0%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	57	2,639
iShares 0-5 Year TIPS Bond ETF	40	3,975
iShares Core Total U.S. Bond Market ETF	228	24,225
iShares Floating Rate Bond ETF (a)	259	13,223
iShares Intermediate Credit Bond ETF	155	16,530
		60,592
Emerging Markets Equity 3.3%
iShares Core MSCI Emerging Markets ETF	71	3,726
iShares MSCI India ETF	19	648
		4,374
Emerging Markets Fixed Income 6.2%
iShares JPMorgan USD Emerging Markets Bond ETF	76	8,148
International Equity 10.2%
iShares Core MSCI EAFE ETF	163	10,316
iShares MSCI EAFE Small Cap Index ETF (a)	50	3,143
		13,459
Total Investment Companies (cost $123,646)		131,831
SHORT TERM INVESTMENTS 5.9%
Securities Lending Collateral 5.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	7,766	7,766
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	32	32
Total Short Term Investments (cost $7,798)		7,798
Total Investments 106.0% (cost $131,444)		139,629
Other Assets and Liabilities, Net (6.0)%		(7,894)
Total Net Assets 100.0%		131,735

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL Tactical ETF Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.6%
iShares Global Infrastructure ETF (a)	80	3,439
iShares U.S. Real Estate ETF (a)	82	6,610
		10,049
Domestic Equity 39.8%
iShares Core S&P 500 ETF	94	25,711
iShares Core S&P Mid-Cap ETF	74	14,370
iShares Edge MSCI USA Value Factor ETF	196	16,202
iShares Russell 2000 Value ETF (a)	28	3,654
iShares S&P SmallCap 600 Index ETF	44	3,690
iShares U.S. Consumer Services ETF	64	12,447
iShares U.S. Energy ETF	155	6,516
iShares U.S. Financial Services ETF	123	15,880
iShares U.S. Technology ETF	72	12,843
		111,313
	Shares	Value ($)
Domestic Fixed Income 29.5%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	60	2,811
iShares 0-5 Year TIPS Bond ETF	42	4,224
iShares Core Total U.S. Bond Market ETF	346	36,750
iShares Floating Rate Bond ETF	332	16,904
iShares Intermediate Credit Bond ETF	206	21,837
		82,526
Emerging Markets Equity 6.4%
iShares Core MSCI Emerging Markets ETF	289	15,181
iShares MSCI India ETF	82	2,732
		17,913
Emerging Markets Fixed Income 5.0%
iShares JPMorgan USD Emerging Markets Bond ETF	130	13,880
International Equity 15.7%
iShares Core MSCI EAFE ETF	504	31,949
iShares MSCI EAFE Small Cap Index ETF (a)	192	12,043
		43,992
Total Investment Companies (cost $251,805)		279,673
SHORT TERM INVESTMENTS 2.9%
Securities Lending Collateral 2.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	8,042	8,042
Total Short Term Investments (cost $8,042)		8,042
Total Investments 102.9% (cost $259,847)		287,715
Other Assets and Liabilities, Net (2.9)%		(8,171)
Total Net Assets 100.0%		279,544

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL Tactical ETF Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.4%
iShares Global Infrastructure ETF (a)	64	2,752
iShares U.S. Real Estate ETF (a)	87	7,048
		9,800
Domestic Equity 51.4%
iShares Core S&P 500 ETF	79	21,662
iShares Core S&P Mid-Cap ETF	91	17,774
iShares Edge MSCI USA Value Factor ETF (a)	252	20,785
iShares Russell 2000 Value ETF (a)	27	3,504
iShares S&P SmallCap 600 Index ETF	50	4,138
iShares U.S. Consumer Services ETF (a)	60	11,711
iShares U.S. Energy ETF	166	6,945
iShares U.S. Financial Services ETF (a)	119	15,414
iShares U.S. Technology ETF (a)	70	12,523
		114,456
Domestic Fixed Income 13.1%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	48	2,237
iShares 0-5 Year TIPS Bond ETF (a)	23	2,257
iShares Core Total U.S. Bond Market ETF	106	11,300
iShares Floating Rate Bond ETF (a)	132	6,738
iShares Intermediate Credit Bond ETF (a)	63	6,739
		29,271
Emerging Markets Equity 8.3%
iShares Core MSCI Emerging Markets ETF	291	15,278
iShares MSCI India ETF	99	3,282
		18,560
Emerging Markets Fixed Income 2.5%
iShares JPMorgan USD Emerging Markets Bond ETF	52	5,537
International Equity 20.3%
iShares Core MSCI EAFE ETF	545	34,536
iShares MSCI EAFE Small Cap Index ETF (a)	170	10,687
		45,223
Total Investment Companies (cost $194,341)		222,847

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
SHORT TERM INVESTMENTS 7.1%
Securities Lending Collateral 7.1%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	15,764	15,764
Total Short Term Investments (cost $15,764)		15,764
Total Investments 107.1% (cost $210,105)		238,611
Other Assets and Liabilities, Net (7.1)%		(15,853)
Total Net Assets 100.0%		222,758

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Risk Parity Fund (a)
GOVERNMENT AND AGENCY OBLIGATIONS 42.9%
France 5.0%
France Government Inflation Indexed Bond
1.10%, 07/25/22, EUR (b)	368	481
0.25%, 07/25/24, EUR (b)	209	270
1.85%, 07/25/27, EUR (b)	165	246
0.10%, 03/01/25 - 03/01/28, EUR (b)	309	392
0.70%, 07/25/30, EUR (b)	103	143
		1,532
Germany 5.8%
Deutsche Bundesrepublik Inflation Indexed Bond
0.10%, 04/15/23 - 04/15/26, EUR (b)	1,365	1,752
United Kingdom 6.6%
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 - 03/22/26, GBP (b)	1,350	2,022
United States of America 25.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 - 07/15/26 (b)	5,913	5,793
0.63%, 01/15/26 (b)	1,012	1,007
0.38%, 07/15/25 - 07/15/27 (b)	1,008	985
		7,785
Total Government And Agency Obligations (cost $13,091)		13,091
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 52.2%
Investment Companies 35.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	5,804	5,804
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 1.86% (d)	4,901	4,901
		10,705
Treasury Securities 17.1%
U.S. Treasury Bill
1.64%, 07/26/18 (e)	1,350	1,348
1.91%, 10/11/18 (e)	3,878	3,857
		5,205
Total Short Term Investments (cost $15,911)		15,910
Total Investments 95.1% (cost $29,002)		29,001
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net 4.9%		1,490
Total Net Assets 100.0%		30,486

(a) Consolidated Schedule of Investments.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Amsterdam Exchanges Index	1	July 2018	EUR	113	1	(3)
ASX SPI 200 Index	2	September 2018	AUD	303	(1)	3
Australia Commonwealth Treasury Bond, 10-Year	11	September 2018	AUD	1,405	(1)	13
Brent Crude Oil	11	October 2018		832	17	35
CAC40 10 Euro	3	July 2018	EUR	164	2	(5)
Canadian Government Bond, 10-Year	12	September 2018	CAD	1,599	(4)	32
Cocoa	2	September 2018		56	1	(6)
Coffee 'C'	6	September 2018		272	(2)	(13)
Corn	25	September 2018		507	7	(58)
Cotton No. 2	3	December 2018		120	1	6
E-mini Russell 2000 Index	7	September 2018		587	(1)	(11)
Euro STOXX 50	14	September 2018	EUR	486	6	(13)
Euro-Bund	46	September 2018	EUR	7,434	6	49
Feeder Cattle	1	September 2018		73	2	2
FTSE 100 Index	7	September 2018	GBP	536	5	(5)
FTSE/JSE Top 40 Index	5	September 2018	ZAR	2,593	8	(1)
Gold 100 oz.	7	August 2018		924	3	(46)
Gold 100 oz.	1	December 2018		127	—	—
Hang Seng China Enterprises Index	4	July 2018	HKD	2,184	4	(1)
IBEX 35 Index	1	July 2018	EUR	98	1	(2)
Japanese Government Bond, 10-Year	3	September 2018	JPY	451,972	(1)	5
KCBT Wheat	2	September 2018		54	2	(5)
KOSPI 200	4	September 2018	KRW	316,775	1	(15)
Lean Hogs	5	August 2018		153	1	—
Live Cattle	7	August 2018		295	10	3
Live Cattle	1	October 2018		43	1	1
LME Aluminum	7	September 2018		375	(2)	(2)
LME Copper	4	September 2018		690	(28)	(28)
LME Lead	1	September 2018		60	—	—
LME Nickel	1	September 2018		82	7	7
LME Zinc	3	September 2018		237	(23)	(23)
Low Sulphur Gas Oil	5	September 2018		334	5	6
MSCI Taiwan Index	2	July 2018		77	1	1
Natural Gas	6	September 2018		175	(1)	(1)
NY Harbor ULSD	3	September 2018		275	4	5
RBOB Gasoline	3	September 2018		262	6	7
S&P 500 E-Mini Index	46	September 2018		6,400	5	(141)
S&P MidCap 400 E-Mini Index	4	September 2018		803	1	(20)
S&P/Toronto Stock Exchange 60 Index	2	September 2018	CAD	383	2	2
Silver	3	September 2018		250	2	(7)
Soybean	10	November 2018		506	(2)	(66)
Soybean Meal	4	December 2018		150	(1)	(18)
Soybean Oil	10	December 2018		190	—	(11)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Sugar #11 (World Markets)	18	October 2018		236	—	11
Tokyo Price Index	6	September 2018	JPY	105,910	4	(19)
U.K. Long Gilt	13	September 2018	GBP	1,577	(3)	30
U.S. Treasury Note, 10-Year	162	September 2018		19,267	—	203
Wheat	9	September 2018		235	8	(10)
WTI Crude Oil	15	September 2018		987	11	100
					65	(9)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	09/19/18	BRL	2,587	666	(25)
BRL/USD	CIT	09/19/18	BRL	217	55	—
CHF/USD	CIT	09/19/18	CHF	—	—	—
CNH/USD	CIT	09/19/18	CNH	1,700	255	(9)
HKD/USD	CIT	07/03/18	HKD	54	7	—
HKD/USD	CIT	09/19/18	HKD	112	16	—
HUF/USD	CIT	09/19/18	HUF	130,103	464	(17)
HUF/USD	CIT	09/19/18	HUF	4,600	16	—
INR/USD	CIT	09/19/18	INR	33,100	479	2
KRW/USD	CIT	09/19/18	KRW	1,055,800	952	(36)
MXN/USD	CIT	09/19/18	MXN	1,469	73	(1)
MXN/USD	CIT	09/19/18	MXN	18,728	931	12
PLN/USD	CIT	09/19/18	PLN	2,700	723	(14)
TRY/USD	CIT	09/19/18	TRY	4,400	926	25
USD/CHF	CIT	09/19/18	CHF	(9)	(9)	—
USD/CNH	CIT	09/19/18	CNH	(100)	(15)	1
USD/EUR	CIT	09/19/18	EUR	(668)	(784)	(6)
USD/EUR	CIT	09/19/18	EUR	(4,746)	(5,570)	30
USD/GBP	CIT	09/19/18	GBP	(1,515)	(2,010)	28
USD/HKD	CIT	09/19/18	HKD	(577)	(75)	—
USD/INR	CIT	09/19/18	INR	(400)	(6)	—
USD/KRW	CIT	09/19/18	KRW	(2,800)	(3)	—
ZAR/USD	CIT	09/19/18	ZAR	6,504	469	(41)
					(2,440)	(51)

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Bovespa Index Future, Expiration August 2018	BOA	N/A	08/15/18	BRL	737	—	(1)
Hang Seng China Enterprises Index Future, Expiration July 2018	BOA	N/A	07/30/18	HKD	4,943	—	(7)
Hang Seng Index Future, Expiration July 2018	BOA	N/A	07/30/18	HKD	1,425	—	1
KOSPI 200 Future, Expiration September 2018	BOA	N/A	09/13/18	KRW	158,075	—	(7)
MSCI Taiwan Index Future, Expiration July 2018	BOA	N/A	07/30/18		308	—	2
Swiss Market Index Future, Expiration September 2018	BOA	N/A	09/21/18	CHF	258	—	(1)
Hang Seng China Enterprises Index Future, Expiration July 2018	GSC	N/A	07/30/18	HKD	1,103	—	(2)
KOSPI 200 Future, Expiration September 2018	GSC	N/A	09/13/18	KRW	79,340	—	(4)
						—	(19)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Long Short Credit Fund *
COMMON STOCKS 2.4%
Germany 0.1%
Other Securities		224
Italy 0.1%
Telecom Italia SpA (a)	146	108
Netherlands 0.6%
Altice Europe NV (a)	16	64
Other Securities		785
		849
United States of America 1.6%
Lions Gate Entertainment Corp. - Class A	37	913
Rite Aid Corp. (a)	20	34
Other Securities		1,454
		2,401
Total Common Stocks (cost $3,633)		3,582
WARRANTS 0.0%
United States of America 0.0%
Other Securities		7
Total Warrants (cost $8)		7
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 16.0%
Australia 0.2%
Other Securities		221
Canada 0.5%
Other Securities		785
Cayman Islands 0.6%
Other Securities		878
Ireland 4.4%
Avoca CLO VIII DAC
Series E-18X, 4.60%, (3M EURIBOR + 4.60%), 04/15/31, EUR (b) (c)	200	225
Avoca CLO XIV DAC
Series FR-14X, 6.35%, (3M EURIBOR + 6.35%), 01/12/31, EUR (b) (c)	300	336
Avoca CLO XIV Ltd.
Series SUB-14X, 0.00%, 07/12/28, EUR (c) (d)	400	372
Avoca CLO XV Ltd.
Series M1-15X, 0.00%, 01/15/29, EUR (b) (c)	500	474
Series ER-15X, 4.13%, (3M EURIBOR + 4.13%), 04/15/31, EUR (b) (c)	150	164
Series FR-15X, 5.84%, (3M EURIBOR + 5.84%), 04/15/31, EUR (b) (c)	230	243
Avoca CLO XVIII DAC
Series B1-18X, 1.25%, (3M EURIBOR + 1.25%), 04/15/31, EUR (b) (c)	400	465
Ozlme II DAC
Series E-2X, 4.90%, (3M EURIBOR + 4.90%), 10/15/30, EUR (b) (c)	100	115
Ozlme III DAC
Series SUB-3X, 0.00%, 02/24/20, EUR (b) (c)	200	199
Series A1-3X, 0.75%, (3M EURIBOR + 0.75%), 02/24/20, EUR (b) (c)	300	349
Series E-3X, 4.80%, (3M EURIBOR + 4.80%), 02/24/20, EUR (b) (c)	100	115
Ozlme IV DAC
Series B-4X, 0.99%, (3M EURIBOR + 1.35%), 07/27/32, EUR (b) (c)	180	210
Other Securities		3,384
		6,651
Netherlands 1.1%
Other Securities		1,657
Turkey 0.2%
Other Securities		263
United Arab Emirates 0.1%
Other Securities		170
United Kingdom 0.3%
Other Securities		465
United States of America 8.6%
American Airlines Pass-Through Trust
Series 2013-1C, 6.13%, 07/15/18 (e)	1,750	1,751
	Shares/Par[1]	Value ($)
Series 2001-A-1-1, 6.98%, 05/23/21	332	344
Series 2017-B1-B, 4.95%, 02/15/25	467	472
Delta Air Lines Pass-Through Trust
Series 2015-B-1, 4.25%, 07/30/23	1,269	1,266
Navient Private Education Loan Trust
Series 2015-A3-AA, 3.77%, (1M US LIBOR + 1.70%), 07/15/24 (b) (e)	295	306
Series 2015-B-AA, 3.50%, 12/15/24 (e)	100	93
SLM Private Education Loan Trust
Series 2011-A3-B, 4.32%, (1M US LIBOR + 2.25%), 05/15/19 (b) (e)	630	648
Series 2013-B-B, 3.00%, 12/15/19 (e)	360	354
United Airlines Inc. Pass-Through Trust
Series 2014-B-2, 4.63%, 09/03/22	398	397
Series 2013-A-1, 4.30%, 08/15/25	414	421
Series 2018-B-1, 4.60%, 03/01/26	260	260
US Airways Pass-Through Trust
Series 2012-B-1, 8.00%, 10/01/19	154	161
Series 2012-B-2, 6.75%, 06/03/21	508	535
Series 2013-B-1, 5.38%, 11/15/21	1,283	1,311
Other Securities		4,565
		12,884
Total Non-U.S. Government Agency Asset-Backed Securities (cost $24,626)		23,974
CORPORATE BONDS AND NOTES 69.2%
Australia 0.1%
Other Securities		137
Belgium 0.4%
Other Securities		557
Brazil 0.0%
Other Securities		29
Canada 3.6%
Bombardier Inc.
7.75%, 03/15/20 (e)	265	281
8.75%, 12/01/21 (e)	1,187	1,309
6.13%, 01/15/23 (e)	602	603
7.50%, 12/01/24 (e)	17	18
First Quantum Minerals Ltd.
7.00%, 02/15/21 (e)	565	571
7.25%, 04/01/23 (e)	600	600
7.50%, 04/01/25 (e)	400	395
Other Securities		1,593
		5,370
Cayman Islands 0.2%
Other Securities		349
Czech Republic 0.1%
Other Securities		116
Denmark 0.5%
Other Securities		767
Finland 0.2%
Other Securities		241
France 2.8%
Altice France SA
6.00%, 05/15/22 (e)	400	402
Other Securities		3,838
		4,240
Germany 3.1%
Adler Real Estate AG
1.50%, 12/06/21, EUR (c)	100	117
1.88%, 04/27/23, EUR (c)	200	228
2.13%, 02/06/24, EUR (c)	400	455
3.00%, 04/27/26, EUR (c)	300	343
Unitymedia GmbH
3.75%, 01/15/27, EUR (c)	900	1,096
Other Securities		2,391
		4,630
Ghana 0.1%
Other Securities		189
Greece 0.1%
Other Securities		233

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Hong Kong 0.2%
Other Securities		291
Ireland 2.1%
GE Capital International Funding Co.
2.34%, 11/15/20	1,150	1,124
Other Securities		2,070
		3,194
Israel 0.2%
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	400	383
Italy 2.0%
Telecom Italia Finance SA
7.75%, 01/24/33, EUR (c)	150	241
Telecom Italia SpA
1.13%, 03/26/22, EUR (c) (f)	800	888
5.30%, 05/30/24 (e)	240	237
Other Securities		1,714
		3,080
Japan 0.1%
SoftBank Group Corp.
5.00%, 04/15/28, EUR (c)	100	114
Jersey 0.2%
Other Securities		235
Luxembourg 1.6%
Altice Financing SA
6.63%, 02/15/23 (e)	200	197
7.50%, 05/15/26 (e)	1,000	967
Altice SA
7.75%, 05/15/22 (e)	400	387
Other Securities		900
		2,451
Netherlands 2.7%
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	650	561
Teva Pharmaceutical Finance Netherlands IV BV
3.65%, 11/10/21	365	351
United Group BV
4.88%, 07/01/24, EUR (c)	400	474
UPC Holding BV
3.88%, 06/15/29, EUR (c)	300	324
Other Securities		2,300
		4,010
Portugal 0.8%
Banco Espirito Santo SA
0.00%, 05/08/17, EUR (a) (c) (g)	400	131
0.00%, 01/15/18, EUR (a) (c) (g)	1,200	396
0.00%, 01/21/19, EUR (a) (c) (g)	2,200	744
		1,271
Spain 2.0%
Other Securities		3,041
Sweden 0.6%
Other Securities		848
Switzerland 1.9%
UBS AG
0.17%, (3M EURIBOR + 0.50%), 04/23/21, EUR (b) (c)	275	322
4.50%, 06/26/48 (e)	200	204
UBS Group Funding
6.88%, (callable at 100 beginning 03/22/21) (c) (h)	595	609
7.13%, (callable at 100 beginning 08/10/21) (c) (f) (h)	200	205
UBS Group Funding Switzerland AG
5.00%, (callable at 100 beginning 01/31/23) (c) (h)	425	372
Other Securities		1,100
		2,812
United Kingdom 4.6%
Other Securities		6,837
	Shares/Par[1]	Value ($)
United States of America 38.7%
American Airlines Group Inc.
4.63%, 03/01/20 (e)	515	515
Arch Merger Sub Inc.
8.50%, 09/15/25 (e)	1,100	1,026
Avantor Inc.
6.00%, 10/01/24 (e)	492	488
9.00%, 10/01/25 (e)	556	560
Broadcom Corp.
3.00%, 01/15/22	630	612
3.63%, 01/15/24	630	610
CCO Holdings LLC
4.00%, 03/01/23 (e)	21	20
5.13%, 05/01/27 (e)	2	2
CenturyLink Inc.
6.45%, 06/15/21	1,060	1,089
6.75%, 12/01/23	1,000	1,005
7.50%, 04/01/24	1,110	1,140
Charter Communications Operating LLC
6.83%, 10/23/55	206	222
CSC Holdings LLC
10.13%, 01/15/23 (e)	1,450	1,600
CVS Health Corp.
3.70%, 03/09/23	168	166
3.88%, 07/20/25	197	193
2.88%, 06/01/26	301	274
5.05%, 03/25/48	385	390
Embarq Corp.
8.00%, 06/01/36	34	32
Envision Healthcare Corp.
5.13%, 07/01/22 (e)	815	822
First Data Corp.
7.00%, 12/01/23 (e)	257	268
General Electric Co.
0.00%, (3M EURIBOR + 0.30%), 05/28/20, EUR (b)	100	117
Hexion US Finance Corp.
6.63%, 04/15/20	50	47
Italics Merger Sub Inc.
7.13%, 07/15/23 (e)	1,432	1,447
JPMorgan Chase & Co.
3.56%, 04/23/24	645	638
3.34%, (3M US LIBOR + 1.00%), 05/15/47 (b)	385	341
KFC Holding Co.
5.00%, 06/01/24 (e)	890	879
5.25%, 06/01/26 (e)	9	9
4.75%, 06/01/27 (e)	30	28
LGE HoldCo VI BV
7.13%, 05/15/24, EUR (c)	170	212
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (e)	535	542
Mattel Inc.
4.35%, 10/01/20	775	774
6.75%, 12/31/25 (e)	1,786	1,739
Microchip Technology Inc.
3.92%, 06/01/21 (e)	650	652
4.33%, 06/01/23 (e)	825	827
Navient Corp.
6.75%, 06/25/25	3	3
6.75%, 06/15/26	7	7
Prime Security Services Borrower LLC
9.25%, 05/15/23 (e)	1,264	1,349
Qorvo Inc.
6.75%, 12/01/23	510	539
7.00%, 12/01/25	906	979
Quintiles IMS Inc.
3.25%, 03/15/25, EUR (c)	100	113
RBS Global Inc.
4.88%, 12/15/25 (e)	8	8
Rite Aid Corp.
6.13%, 04/01/23 (e)	2,170	2,203
Sprint Capital Corp.
8.75%, 03/15/32	4	4
Sprint Corp.
7.88%, 09/15/23	490	509

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
7.13%, 06/15/24	720	726
7.63%, 02/15/25	56	57
7.63%, 03/01/26	273	278
Sprint Nextel Corp.
6.00%, 11/15/22	375	372
Sprint Spectrum Co. LLC
5.15%, 03/20/28 (e)	800	782
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (e)	645	655
6.75%, 08/15/21 (e)	585	592
7.25%, 07/15/22 (e)	3	3
5.88%, 05/15/23 (e)	8	8
5.50%, 11/01/25 (e)	20	20
9.00%, 12/15/25 (e)	481	499
9.25%, 04/01/26 (e)	490	509
8.50%, 01/31/27 (e)	391	396
Walmart Inc.
3.40%, 06/26/23	295	296
3.55%, 06/26/25	345	347
3.70%, 06/26/28	380	383
3.95%, 06/28/38	240	240
Western Digital Corp.
4.75%, 02/15/26	26	25
Xerox Corp.
3.63%, 03/15/23 (i)	1,606	1,538
Other Securities		25,312
		58,038
Zambia 0.3%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (e)	443	427
Total Corporate Bonds And Notes (cost $108,843)		103,890
SENIOR LOAN INTERESTS 25.1%
Canada 0.0%
Other Securities		42
Denmark 0.8%
TDC A/S
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/07/25 (b) (j)	38	38
Term Loan, 0.00%, (3M EURIBOR + 3.50%), 08/06/25, EUR (b) (j)	1,000	1,152
		1,190
France 1.9%
Crown European Holding LLC
Term Loan, 0.00%, (3M EURIBOR + 2.38%), 01/18/25, EUR (b) (j)	1,000	1,162
Verallia SA
Term Loan, 2.75%, (3M LIBOR + 2.75%), 10/22/31, EUR (b)	1,000	1,141
Other Securities		578
		2,881
Hong Kong 0.4%
Other Securities		572
Ireland 0.0%
Other Securities		57
Luxembourg 0.4%
Other Securities		648
Sweden 0.8%
Verisure Holding AB
Term Loan B-1, 0.00%, (3M EURIBOR + 3.00%), 10/21/22, EUR (b) (j)	1,000	1,141
United Kingdom 1.6%
EG Group Ltd.
Term Loan B, 0.00%, (3M EURIBOR + 4.00%), 01/31/25, EUR (b) (j)	336	387
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 02/01/25 (b)	63	62
Term Loan B, 4.00%, (3M LIBOR + 4.00%), 02/02/25, EUR (b)	663	765
R&R Ice Cream France SAS
Term Loan, 2.63%, (3M EURIBOR + 2.63%), 01/24/25, EUR (b)	1,000	1,156
		2,370
	Shares/Par[1]	Value ($)
United States of America 19.2%
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (b)	682	667
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,075	1,073
Envision Healthcare Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 12/01/23 (b)	258	257
First Data Corp.
Term Loan, 3.84%, (3M LIBOR + 1.75%), 06/02/20 (b)	1,184	1,182
Term Loan, 4.09%, (1M LIBOR + 2.00%), 04/26/24 (b)	120	120
Gentiva Health Services Inc.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (b) (j)	361	358
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (b) (j)	576	572
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.00%), 06/21/26 (b) (j) (k)	90	91
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	1,594	1,632
KFC Holding Co.
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/29/25 (b)	80	79
Lions Gate Capital Holdings LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 03/20/25 (b)	597	594
McAfee LLC
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/20/24 (b) (j)	-	—
Term Loan B, 6.47%, (3M LIBOR + 4.50%), 09/20/24 (b)	1,405	1,411
Term Loan B, 0.00%, (3M LIBOR + 8.50%), 09/30/25 (b) (j)	275	279
Term Loan B, 10.47%, (3M LIBOR + 8.50%), 09/30/25 (b)	1,250	1,267
Microchip Technology Inc.
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 05/16/25 (b)	932	930
Quintiles IMS Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.00%), 03/07/24, EUR (b)	995	1,148
Term Loan, 4.30%, (3M LIBOR + 2.00%), 03/07/24 (b)	93	93
Rexnord LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 08/21/24 (b)	44	44
Unitymedia Finance LLC
Term Loan B, 4.32%, (3M LIBOR + 2.25%), 09/30/25 (b)	90	89
Unitymedia Hessen GmbH & Co. KG
Term Loan E, 4.07%, (3M LIBOR + 2.00%), 05/24/23 (b)	169	168
Valeant Pharmaceuticals International Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 05/17/25 (b) (j)	275	274
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (b)	241	240
Virgin Media Bristol LLC
Term Loan K, 4.57%, (3M LIBOR + 2.50%), 02/10/26 (b)	116	115
Western Digital Corp.
Term Loan B-4, 0.00%, (3M LIBOR + 1.75%), 04/29/23 (b) (j)	200	200
Term Loan B-4, 3.71%, (3M LIBOR + 1.75%), 04/29/23 (b)	544	543
WEX Inc.
Term Loan B-2, 3.46%, (3M LIBOR + 1.50%), 04/29/23 (b)	242	243
Other Securities		15,164
		28,833
Total Senior Loan Interests (cost $38,203)		37,734

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 8.6%
Argentina 0.3%
Other Securities		424
Belarus 0.1%
Other Securities		207
Cote D'Ivoire 0.1%
Other Securities		88
Croatia 0.3%
Other Securities		516
Egypt 0.1%
Other Securities		197
Hungary 0.2%
Other Securities		340
Indonesia 0.4%
Other Securities		544
Luxembourg 0.1%
Other Securities		123
Russian Federation 0.4%
Other Securities		614
Serbia 0.6%
Other Securities		931
Ukraine 0.2%
Other Securities		295
United States of America 5.7%
U.S. Treasury Bond
3.00%, 05/15/47	1,870	1,873
3.00%, 02/15/48	4,894	4,905
U.S. Treasury Note
2.25%, 11/15/27	625	594
2.88%, 05/15/28	1,225	1,227
		8,599
Venezuela 0.1%
Other Securities		87
Total Government And Agency Obligations (cost $13,047)		12,965
OTHER EQUITY INTERESTS 0.0%
United States of America 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 25.8%
Repurchase Agreements 25.8%
Repurchase Agreements (l)		38,644
Total Short Term Investments (cost $38,825)		38,644
Total Investments 147.1% (cost $227,185)		220,796
Total Securities Sold Short (24.9)% (proceeds $37,797)		(37,338)
Total Purchased Options 0.5% (cost $883)		741
Other Derivative Instruments (0.2)%		(367)
Other Assets and Liabilities, Net (22.5)%		(33,759)
Total Net Assets 100.0%		150,073

(a) Non-income producing security.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $48,051 and 32.0%, respectively.

(f) Convertible security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.9% of the Fund’s net assets.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) For repurchase agreements held at June 30, 2018, see Repurchase Agreements in the Schedules of Investments.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (24.9%)
CORPORATE BONDS AND NOTES (16.8%)
Canada (0.4%)
Bombardier Inc.
7.50%, 03/15/25 (a)	(252)	(263)
Magna International Inc.
1.50%, 09/25/27, EUR	(150)	(177)
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)	(115)	(108)
		(548)
China (0.3%)
Bank of Communications Co. Ltd.
5.00%, (callable at 100 beginning 07/29/20) (b) (c) (d)	(200)	(201)
Industrial & Commercial Bank of China Ltd.
6.00%, (callable at 100 beginning 12/10/19) (b) (c) (d)	(200)	(205)
		(406)
	Shares/Par[1]	Value ($)
Denmark (0.3%)
AP Moller-Maersk A/S
1.75%, 03/16/26, EUR (d)	(150)	(172)
Carlsberg Breweries A/S
2.50%, 05/28/24, EUR (d)	(200)	(255)
		(427)
France (0.9%)
AXA SA
3.25%, 05/28/49, EUR (d)	(100)	(112)
CMA CGM SA
6.50%, 07/15/22, EUR (d)	(220)	(240)
Iliad SA
1.88%, 04/25/25, EUR (d)	(300)	(341)
Mobilux Finance SAS
5.50%, 11/15/24, EUR (d)	(100)	(113)
Rallye SA
5.00%, 10/15/18, EUR	(100)	(116)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Tereos Finance Groupe I SA
4.13%, 06/16/23, EUR (d)	(200)	(220)
Vallourec SA
6.63%, 10/15/22, EUR (d)	(200)	(237)
		(1,379)
Germany (1.5%)
Bayer US Finance II LLC
4.88%, 06/25/48 (a)	(575)	(582)
BMW Finance NV
1.13%, 01/10/28, EUR (d)	(150)	(170)
Daimler AG
1.38%, 05/11/28, EUR (d)	(150)	(170)
Daimler International Finance BV
1.00%, 11/11/25, EUR (d)	(100)	(114)
Deutsche Bank AG
6.25%, (callable at 100 beginning 04/30/20) (b) (c) (d)	(600)	(539)
Hapag-Lloyd AG
6.75%, 02/01/22, EUR (d)	(110)	(130)
Heidelbergcement Finance Luxembourg SA
1.75%, 04/24/28, EUR (d)	(115)	(133)
Progroup AG
3.00%, 03/31/26, EUR (d)	(300)	(343)
Volkswagen International Finance NV
3.50%, (callable at 100 beginning 03/20/30), EUR (b) (d)	(100)	(106)
		(2,287)
Ireland (0.2%)
AIB Group Plc
1.50%, 03/29/23, EUR (d)	(200)	(233)
Italy (0.3%)
Autostrade per l'italia SpA
1.88%, 09/26/29, EUR (d)	(150)	(166)
Nexi Capital SpA
3.63%, (3M EURIBOR + 3.63%), 05/01/23, EUR (d) (e)	(200)	(231)
4.13%, 11/01/23, EUR (d)	(100)	(115)
		(512)
Luxembourg (0.8%)
Altice Luxembourg SA
7.25%, 05/15/22, EUR (d)	(1,070)	(1,258)
Netherlands (1.1%)
Heineken Holding NV
1.50%, 10/03/29, EUR (d)	(150)	(175)
Hema Bondco I BV
6.25%, (3M EURIBOR + 6.25%), 07/15/22, EUR (d) (e)	(200)	(226)
Koninklijke Philips NV
1.38%, 05/02/28, EUR (d)	(150)	(175)
NN Group NV
4.63%, 01/13/48, EUR (d)	(100)	(124)
Sigma Holdco BV
5.75%, 05/15/26, EUR (d)	(200)	(218)
Sunshine Mid BV
6.50%, 05/15/26, EUR (d)	(110)	(123)
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/24	(600)	(600)
3.15%, 10/01/26	(25)	(20)
		(1,661)
South Africa (0.3%)
Eskom Holdings SOC Ltd.
5.75%, 01/26/21 (d)	(200)	(195)
6.75%, 08/06/23 (d)	(200)	(192)
		(387)
Spain (0.7%)
Cellnex Telecom SA
2.88%, 04/18/25, EUR (d)	(400)	(474)
Gestamp Automocion SA
3.25%, 04/30/26, EUR (d)	(300)	(337)
Grupo Antolin Irausa SA
3.25%, 04/30/24, EUR (d)	(100)	(113)
	Shares/Par[1]	Value ($)
Naviera Armas SA
4.25%, (3M EURIBOR + 4.25%), 11/15/24, EUR (d) (e)	(100)	(115)
		(1,039)
United Kingdom (0.5%)
BAT International Finance Plc
2.25%, 01/16/30, EUR (d)	(100)	(117)
Rolls-Royce Holdings Plc
1.63%, 05/09/28, EUR (d)	(150)	(175)
Vodafone Group Plc
1.88%, 11/20/29, EUR (d)	(300)	(347)
Wagamama Finance Plc
4.13%, 07/01/22, GBP (d)	(100)	(129)
		(768)
United States of America (9.5%)
Actavis Funding SCS
3.80%, 03/15/25	(330)	(321)
4.55%, 03/15/35	(525)	(499)
Amazon.com Inc.
4.05%, 08/22/47	(575)	(563)
AT&T Inc.
5.15%, 02/15/50 (a)	(430)	(402)
Avis Budget Car Rental LLC
5.50%, 04/01/23	(275)	(269)
BWAY Holding Co.
7.25%, 04/15/25 (a)	(30)	(29)
CCO Holdings LLC
5.75%, 02/15/26 (a)	(420)	(414)
Citigroup Inc.
4.08%, 04/23/29	(645)	(633)
Comcast Corp.
3.55%, 05/01/28	(575)	(550)
4.00%, 08/15/47	(640)	(570)
4.00%, 03/01/48	(610)	(543)
Coty Inc.
4.75%, 04/15/26, EUR (d)	(110)	(126)
Diamond 1 Finance Corp.
5.45%, 06/15/23 (a)	(645)	(676)
Discovery Communications LLC
3.95%, 03/20/28	(860)	(818)
ERAC USA Finance LLC
3.80%, 11/01/25 (a)	(525)	(518)
Express Scripts Holding Co.
4.80%, 07/15/46	(995)	(952)
Exxon Mobil Corp.
4.11%, 03/01/46	(640)	(654)
HCA Inc.
5.38%, 02/01/25	(250)	(247)
Hertz Corp.
7.63%, 06/01/22 (a)	(87)	(84)
6.25%, 10/15/22	(100)	(89)
Intel Corp.
3.73%, 12/08/47	(575)	(544)
Kennametal Inc.
3.88%, 02/15/22	(38)	(38)
L Brands Inc.
5.25%, 02/01/28	(125)	(112)
6.88%, 11/01/35	(83)	(74)
Levi Strauss & Co.
3.38%, 03/15/27, EUR	(250)	(295)
LKQ European Holdings BV
3.63%, 04/01/26, EUR (d)	(200)	(234)
Microsoft Corp.
4.25%, 02/06/47	(575)	(612)
Philip Morris International Inc.
2.75%, 02/25/26	(1,065)	(990)
QUALCOMM Inc.
3.25%, 05/20/27	(725)	(678)
Seagate HDD Cayman
4.75%, 01/01/25	(305)	(294)
Sprint Capital Corp.
6.88%, 11/15/28	(335)	(323)
Tenet Healthcare Corp.
6.75%, 06/15/23	(325)	(324)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Viacom Inc.
3.45%, 10/04/26	(228)	(209)
Walt Disney Co.
4.13%, 06/01/44	(640)	(620)
		(14,304)
Total Corporate Bonds And Notes (proceeds $25,755)		(25,209)
GOVERNMENT AND AGENCY OBLIGATIONS (8.1%)
Italy (0.1%)
Italy Buoni Poliennali Del Tesoro
0.95%, 03/01/23, EUR (d)	(150)	(169)
Spain (0.4%)
Spain Government Bond
1.40%, 04/30/28, EUR (a)	(490)	(577)
United Kingdom (0.2%)
United Kingdom Gilt Treasury Bond
3.50%, 07/22/68, GBP (d)	(130)	(286)
United States of America (7.4%)
U.S. Treasury Bond
2.75%, 08/15/47	(1,925)	(1,836)
2.75%, 11/15/47	(2,936)	(2,800)
U.S. Treasury Note
2.63%, 05/15/21	(520)	(520)
2.75%, 05/31/23	(2,495)	(2,498)
2.25%, 12/31/24	(400)	(387)
2.88%, 05/31/25	(1,973)	(1,981)
	Shares/Par[1]	Value ($)
2.75%, 02/15/28	(1,084)	(1,075)
		(11,097)
Total Government And Agency Obligations (proceeds $12,042)		(12,129)
Total Securities Sold Short (24.9%) (proceeds $37,797)		(37,338)

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $3,653 and 2.4%, respectively.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares iBoxx USD High Yield Corporate Bond ETF	—	2,184	2,168	—	(16)	—	—	—

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BBP	United Kingdom Gilt Treasury Bond, 3.50%, due 07/22/68, GBP	130	286	0.42	02/01/18	Open	274	208	274
BBP	Tereos Finance Groupe I SA, 4.13%, due 06/16/23, EUR	100	110	(1.00)	02/16/18	Open	122	105	122
BBP	Wagamama Finance Plc, 4.13%, due 07/01/22, GBP	100	129	(2.00)	03/01/18	Open	130	98	130
BBP	Altice SA, 7.25%, due 05/15/22, EUR	200	235	(3.50)	04/16/18	Open	237	203	237
BBP	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	200	226	(1.50)	04/27/18	Open	235	201	235
BBP	CMA CGM SA, 6.50%, due 07/15/22, EUR	110	120	(1.50)	05/03/18	Open	133	114	133
BBP	Hapag-Lloyd AG, 6.75%, due 02/01/22, EUR	110	130	(2.50)	05/03/18	Open	138	118	138
BBP	Altice SA, 7.25%, due 05/15/22, EUR	100	118	(3.75)	05/04/18	Open	117	101	117
BBP	Altice SA, 7.25%, due 05/15/22, EUR	148	174	(3.75)	05/04/18	Open	174	149	174
BBP	Mobilux Finance SAS, 5.50%, due 11/15/24, EUR	100	113	(2.25)	05/08/18	Open	123	106	123
BBP	Coty Inc., 4.75%, due 04/15/26, EUR	110	126	(1.60)	05/10/18	Open	129	111	129
BBP	Gestamp Automocion SA, 3.25%, due 04/30/26, EUR	100	112	(0.90)	05/17/18	Open	115	99	115
BBP	Gestamp Automocion SA, 3.25%, due 04/30/26, EUR	100	112	(0.90)	05/18/18	Open	115	99	115
BBP	Iliad SA, 1.88%, due 04/25/25, EUR	200	227	(1.75)	05/18/18	Open	226	194	226
BBP	LKQ European Holdings BV, 3.63%, due 04/01/26, EUR	200	234	(1.30)	05/22/18	Open	234	201	234
BBP	Bank of Communications Co. Ltd., 5.00%, perpetual	200	201	(0.25)	05/25/18	Open	206	206	206
BBP	Sunshine Mid BV, 6.50%, due 05/15/26, EUR	110	123	(2.60)	05/31/18	Open	125	107	125

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BBP	Heidelbergcement Finance Luxembourg SA, 1.75%, due 04/24/28, EUR	15	17	(1.00)	06/08/18	Open	17	15	17
BBP	Progroup AG, 3.00%, due 03/31/26, EUR	100	114	(1.50)	06/11/18	Open	117	100	117
BBP	Heidelbergcement Finance Luxembourg SA, 1.75%, due 04/24/28, EUR	50	58	(1.00)	06/11/18	Open	57	49	57
BBP	Naviera Armas SA, 4.25%, due 11/15/24, EUR	100	115	(1.65)	06/12/18	Open	116	99	116
BBP	Magna International Inc., 1.50%, due 09/25/27, EUR	150	177	(1.10)	06/12/18	Open	177	152	177
BBP	Daimler AG, 1.38%, due 05/11/28, EUR	50	57	(1.15)	06/12/18	Open	57	49	57
BBP	BMW Finance NV, 1.13%, due 01/10/28, EUR	150	170	(1.05)	06/12/18	Open	171	146	171
BBP	Nexi Capital SpA, 4.13%, due 11/01/23, EUR	100	115	(2.00)	06/14/18	Open	115	99	115
BBP	Tereos Finance Groupe I SA, 4.13%, due 06/16/23, EUR	100	110	(5.00)	06/14/18	Open	116	100	116
BBP	Heidelbergcement Finance Luxembourg SA, 1.75%, due 04/24/28, EUR	50	58	(1.00)	06/14/18	Open	57	49	57
BBP	Grupo Antolin Irausa SA, 3.25%, due 04/30/24, EUR	100	113	(1.00)	06/15/18	Open	117	100	117
BBP	Sigma Holdco BV, 5.75%, due 05/15/26, EUR	100	109	(1.85)	06/21/18	Open	112	96	112
BCL	Deutsche Bank AG, 6.25%, perpetual	600	538	1.15	03/26/18	Open	616	616	616
BCL	Walt Disney Co., 4.13%, due 06/01/44	640	620	1.25	05/24/18	Open	645	645	645
BCL	Hertz Corp., 6.25%, due 10/15/22	100	89	(4.00)	06/04/18	Open	89	89	89
BCL	L Brands Inc., 5.25%, due 02/01/28	125	112	1.25	06/14/18	Open	98	98	98
BCL	Express Scripts Holding Co., 4.80%, due 07/15/46	385	368	1.25	06/14/18	Open	375	375	375
BCL	L Brands Inc., 6.88%, due 11/01/35	83	74	1.60	06/15/18	Open	76	76	76
BCL	Citigroup Inc., 4.08%, due 04/23/29	645	633	1.60	06/21/18	Open	635	635	635
BCL	Microsoft Corp., 4.25%, due 02/06/47	575	612	1.60	06/28/18	Open	615	615	615
BCL	Intel Corp., 3.73%, due 12/08/47	575	544	1.60	06/28/18	Open	540	540	540
BCL	NOVA Chemicals Corp., 5.25%, due 06/01/27	115	108	1.60	07/02/18	Open	108	108	108
BNP	Altice SA, 7.25%, due 05/15/22, EUR	200	235	(4.00)	05/04/18	Open	236	202	236
BNP	Spain Government Bond, 1.40%, due 04/30/28, EUR	490	577	(0.57)	06/07/18	Open	573	491	573
BNP	Rallye SA, 5.00%, due 10/15/18, EUR	100	116	(8.00)	06/11/18	Open	120	103	120
BNP	U.S. Treasury Note, 2.63%, due 05/15/21	520	520	2.10	06/29/18	07/02/18	522	522	522
BNP	U.S. Treasury Note, 2.75%, due 05/31/23	2,495	2,498	2.00	06/29/18	07/02/18	2,504	2,504	2,504
CGM	Comcast Corp., 4.00%, due 08/15/47	640	570	1.35	04/27/18	Open	588	588	588
CGM	Kennametal Inc., 3.88%, due 02/15/22	38	38	1.25	05/24/18	Open	38	38	38
CGM	Exxon Mobil Corp., 4.11%, due 03/01/46	640	654	1.30	05/24/18	Open	640	640	640
CGM	Comcast Corp., 4.00%, due 03/01/48	610	543	1.35	05/31/18	Open	550	550	550
CGM	HCA Inc., 5.38%, due 02/01/25	250	247	1.35	06/01/18	Open	250	250	250
CGM	Hertz Corp., 7.63%, due 06/01/22	87	84	1.05	06/07/18	Open	85	85	85
CGM	Discovery Communications LLC, 3.95%, due 03/20/28	860	818	1.35	06/11/18	Open	815	815	815
CGM	AT&T Inc., 5.15%, due 02/15/50	215	201	1.60	06/21/18	Open	208	208	208
CGM	Bayer US Finance II LLC, 4.88%, due 06/25/48	575	582	1.60	06/28/18	Open	574	574	574
CGM	Viacom Inc., 3.45%, due 10/04/26	228	209	1.00	06/28/18	Open	209	209	209
CGM	Amazon.com Inc., 4.05%, due 08/22/47	575	563	1.60	06/28/18	Open	564	564	564
CGM	Avis Budget Car Rental LLC, 5.50%, due 04/01/23	25	24	(0.75)	06/28/18	Open	25	25	25
CGM	CCO Holdings LLC, 5.75%, due 02/15/26	25	25	1.60	06/28/18	Open	25	25	25
CGM	Diamond 1 Finance Corp., 5.45%, due 06/15/23	645	676	1.60	06/29/18	Open	676	676	676
CGM	Sprint Capital Corp., 6.88%, due 11/15/28	235	226	1.60	06/29/18	Open	231	231	231
CGM	Tenet Healthcare Corp., 6.75%, due 06/15/23	275	274	(1.00)	06/29/18	Open	278	278	278
CGM	Comcast Corp., 3.55%, due 05/01/28	575	550	1.35	06/29/18	Open	551	551	551
CGM	Tenet Healthcare Corp., 6.75%, due 06/15/23	325	324	(1.00)	07/02/18	Open	324	324	324
CGM	Sprint Capital Corp., 6.88%, due 11/15/28	335	323	1.60	07/02/18	Open	329	329	329
CSI	Philip Morris International Inc., 2.75%, due 02/25/26	1,065	990	1.00	04/25/18	Open	982	982	982
DUB	U.S. Treasury Bond, 2.75%, due 08/15/47	1,925	1,836	2.15	06/29/18	07/02/18	1,860	1,860	1,860
DUB	U.S. Treasury Note, 2.25%, due 12/31/24	400	387	2.05	06/29/18	07/02/18	391	391	391
DUB	U.S. Treasury Note, 2.88%, due 05/31/25	1,973	1,981	2.10	06/29/18	07/02/18	1,985	1,985	1,985
JPM	Altice SA, 7.25%, due 05/15/22, EUR	110	129	(1.35)	12/18/17	Open	132	113	132
JPM	Vallourec SA, 6.63%, due 10/15/22, EUR	100	119	(1.00)	02/26/18	Open	126	108	126

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
JPM	Vallourec SA, 6.63%, due 10/15/22, EUR	100	119	(1.65)	02/27/18	Open	125	107	125
JPM	Carlsberg Breweries A/S, 2.50%, due 05/28/24, EUR	200	255	(1.10)	04/03/18	Open	261	224	261
JPM	Altice SA, 7.25%, due 05/15/22, EUR	212	249	(2.70)	04/18/18	Open	254	218	254
JPM	Altice SA, 7.25%, due 05/15/22, EUR	100	118	(2.60)	04/20/18	Open	120	103	120
JPM	Cellnex Telecom SA, 2.88%, due 04/18/25, EUR	100	119	(1.40)	04/27/18	Open	120	103	120
JPM	Cellnex Telecom SA, 2.88%, due 04/18/25, EUR	100	119	(1.35)	05/14/18	Open	120	103	120
JPM	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	100	116	(0.80)	05/21/18	Open	115	98	115
JPM	Iliad SA, 1.88%, due 04/25/25, EUR	100	114	(1.35)	05/21/18	Open	113	97	113
JPM	Progroup AG, 3.00%, due 03/31/26, EUR	100	114	(1.50)	05/22/18	Open	117	100	117
JPM	Progroup AG, 3.00%, due 03/31/26, EUR	100	114	(1.60)	05/22/18	Open	117	100	117
JPM	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	100	116	(0.80)	05/28/18	Open	115	98	115
JPM	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	100	106	(0.80)	06/01/18	Open	113	97	113
JPM	BAT International Finance Plc, 2.25%, due 01/16/30, EUR	100	117	(0.80)	06/01/18	Open	118	101	118
JPM	AXA SA, 3.25%, due 05/28/49, EUR	100	112	(0.80)	06/01/18	Open	113	96	113
JPM	NN Group NV, 4.63%, due 01/13/48, EUR	100	124	(0.80)	06/01/18	Open	127	109	127
JPM	Italy Buoni Poliennali Del Tesoro, 0.95%, due 03/01/23, EUR	150	169	(0.60)	06/05/18	Open	171	146	171
JPM	Autostrade per l'italia SpA, 1.88%, due 09/26/29, EUR	150	166	(0.95)	06/07/18	Open	169	145	169
JPM	Heineken Holding NV, 1.50%, due 10/03/29, EUR	150	175	(0.80)	06/07/18	Open	176	151	176
JPM	Cellnex Telecom SA, 2.88%, due 04/18/25, EUR	100	119	(1.50)	06/07/18	Open	117	101	117
JPM	Rolls-Royce Holdings Plc, 1.63%, due 05/09/28, EUR	150	175	(0.85)	06/08/18	Open	174	149	174
JPM	Cellnex Telecom SA, 2.88%, due 04/18/25, EUR	100	119	(1.50)	06/08/18	Open	117	100	117
JPM	Koninklijke Philips NV, 1.38%, due 05/02/28, EUR	150	175	(0.85)	06/08/18	Open	174	149	174
JPM	Levi Strauss & Co., 3.38%, due 03/15/27, EUR	150	177	(0.95)	06/08/18	Open	180	154	180
JPM	AP Moller-Maersk A/S, 1.75%, due 03/16/26, EUR	150	172	(1.15)	06/11/18	Open	174	149	174
JPM	Daimler International Finance BV, 1.00%, due 11/11/25, EUR	100	114	(1.25)	06/12/18	Open	116	99	116
JPM	Daimler AG, 1.38%, due 05/11/28, EUR	100	114	(1.00)	06/12/18	Open	115	99	115
JPM	Gestamp Automocion SA, 3.25%, due 04/30/26, EUR	100	112	(1.05)	06/13/18	Open	116	99	116
JPM	Nexi Capital SpA, 3.63%, due 05/01/23, EUR	100	116	(1.85)	06/14/18	Open	115	99	115
JPM	CMA CGM SA, 6.50%, due 07/15/22, EUR	110	120	(1.20)	06/15/18	Open	132	113	132
JPM	Industrial & Commercial Bank of China Ltd., 6.00%, perpetual	200	205	1.40	06/15/18	Open	211	211	211
JPM	Sigma Holdco BV, 5.75%, due 05/15/26, EUR	100	109	(2.00)	06/20/18	Open	113	97	113
JPM	Levi Strauss & Co., 3.38%, due 03/15/27, EUR	100	118	(1.00)	06/21/18	Open	121	104	121
JPM	AIB Group Plc, 1.50%, due 03/29/23, EUR	200	233	(0.85)	06/28/18	Open	233	200	233
JPM	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	100	116	(0.80)	06/28/18	Open	118	101	118
JPM	Nexi Capital SpA, 3.63%, due 05/01/23, EUR	100	116	(2.60)	07/02/18	Open	116	100	116
MLP	U.S. Treasury Note, 2.75%, due 02/15/28	1,084	1,075	2.15	06/29/18	07/02/18	1,086	1,086	1,086
NSI	Eskom Holdings SOC Ltd., 5.75%, due 01/26/21	200	194	1.40	05/21/18	Open	201	201	201
NSI	Eskom Holdings SOC Ltd., 6.75%, due 08/06/23	200	192	1.60	06/27/18	Open	198	198	198
RBC	Express Scripts Holding Co., 4.80%, due 07/15/46	610	583	1.15	02/27/18	Open	616	616	616
RBC	Seagate HDD Cayman, 4.75%, due 01/01/25	305	294	1.15	03/22/18	Open	302	302	302
RBC	Actavis Funding SCS, 4.55%, due 03/15/35	525	499	1.40	05/02/18	Open	496	496	496
RBC	Actavis Funding SCS, 3.80%, due 03/15/25	330	321	1.40	05/11/18	Open	318	318	318
RBC	Bombardier Inc., 7.50%, due 03/15/25	177	185	1.40	05/22/18	Open	186	186	186

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
RBC	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, due 04/15/24	600	600	1.00	05/22/18	Open	592	592	592
RBC	ERAC USA Finance LLC, 3.80%, due 11/01/25	525	518	1.40	05/25/18	Open	518	518	518
RBC	Avis Budget Car Rental LLC, 5.50%, due 04/01/23	250	245	(0.75)	06/14/18	07/05/18	247	248	247
RBC	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	25	20	1.50	06/15/18	Open	21	21	21
RBC	United Rental North America Inc., 5.55%, due 05/15/27	200	195	1.65	06/18/18	Open	206	206	205
RBC	BWAY Holding Co., 7.25%, due 04/15/25	30	29	1.65	06/20/18	Open	30	30	30
RBC	AT&T Inc., 5.15%, due 02/15/50	215	201	1.65	06/21/18	Open	209	209	209
RBC	Qualcomm Inc., 3.25%, due 05/20/27	725	678	1.65	06/22/18	Open	678	678	678
RBC	CCO Holdings LLC, 5.75%, due 02/15/26	395	389	1.65	06/28/18	07/05/18	399	399	399
RBC	U.S. Treasury Bond, 2.75%, due 11/15/47	2,936	2,800	2.05	06/29/18	07/02/18	2,819	2,819	2,819
RBC	Bombardier Inc., 7.50%, due 03/15/25	252	263	1.60	07/02/18	Open	267	267	267
									$38,644

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank NV, 4.75%, callable at 100 begininng 09/22/27	09/29/17	260	222	0.1
Accor SA, 2.63%, 02/05/21	04/18/18	132	124	0.1
Adagio V CLO DAC, Series V-E-X, 6.70%, 10/15/29	07/26/16	118	131	0.1
Adient Global Holdings Ltd., 3.50%, 08/15/24	11/08/17	469	433	0.3
Adler Pelzer Holding GmbH, 4.13%, 04/01/24	01/24/18	128	117	0.1
Adler Real Estate AG, 1.50%, 12/06/21	01/16/18	122	117	0.1
Adler Real Estate AG, 1.88%, 04/27/23	04/23/18	243	228	0.1
Adler Real Estate AG, 2.13%, 02/06/24	11/30/17	476	455	0.3
Adler Real Estate AG, 3.00%, 04/27/26	04/23/18	363	343	0.2
AIB Group Plc, 1.50%, 03/29/23	06/27/18	(231)	(233)	(0.2)
AIB Group Plc, 2.25%, 07/03/25	06/26/18	347	346	0.2
Allied Irish Banks Plc, 7.38%, callable at 100 beginning 12/03/20	06/27/18	278	255	0.2
Alpha Bank AE, 2.50%, 02/05/23	01/26/18	245	233	0.2
Altice Finco SA, 4.75%, 01/15/28	10/06/17	520	456	0.3
Altice Luxembourg SA, 7.25%, 05/15/22	12/15/17	(1,309)	(1,258)	(0.8)
AP Moller-Maersk A/S, 1.75%, 03/16/26	06/08/18	(174)	(172)	(0.1)
APRR SA, 1.13%, 01/15/21	05/23/18	121	119	0.1
Aqueduct European CLO II DAC, Series 2017-B1-2X, 1.20%, 10/15/30	11/13/17	191	192	0.1
Arbour CLO Ltd., Series 2014-E-1X, 5.00%, 06/16/27	05/19/14	323	278	0.2
Ardagh Packaging Finance Plc, 6.75%, 05/15/24	02/21/18	134	125	0.1
Ardonagh Midco 3 Plc, 8.38%, 07/15/23	06/07/17	531	533	0.3
Ascent Resources - Marcellus LLC	05/07/18	16	16	—
Ascent Resources LLC - 2nd Lien A	05/07/18	5	5	—
Ascent Resources LLC - 2nd Lien B	05/07/18	3	2	—
ATF Netherlands BV, 3.75%, callable at 100 beginning 01/20/23	12/08/17	125	117	0.1
Aurium CLO II DAC, Series BR-2X, 0.99%, 10/13/29	06/26/18	173	173	0.1
Autostrade per l'italia SpA, 1.88%, 09/26/29	06/06/18	(167)	(166)	(0.1)
Avoca CLO VIII DAC, Series E-18X, 4.60%, 04/15/31	04/20/18	238	225	0.1
Avoca CLO XIV DAC, Series FR-14X, 6.35%, 01/12/31	10/20/17	336	336	0.2
Avoca CLO XIV Ltd., Series SUB-14X, 0.00%, 07/12/28	05/19/15	415	372	0.2
Avoca CLO XV Ltd., Series M1-15X, 0.00%, 01/15/29	09/29/15	483	474	0.3
Avoca CLO XV Ltd., Series ER-15X, 4.13%, 04/15/31	02/13/18	180	164	0.1
Avoca CLO XV Ltd., Series FR-15X, 5.84%, 04/15/31	02/12/18	270	243	0.2
Avoca CLO XVIII DAC, Series B1-18X, 1.25%, 04/15/31	04/20/18	494	465	0.3
AXA SA, 3.25%, 05/28/49	05/31/18	(113)	(112)	(0.1)
Banco Bilbao Vizcaya Argentaria SA, 8.88%, callable at 100 beginning 04/14/21	04/08/16	223	261	0.2
Banco Espirito Santo SA, 0.00%, 05/08/17	07/14/14	525	131	0.1
Banco Espirito Santo SA, 0.00%, 01/15/18	07/11/14	1,503	396	0.3
Banco Espirito Santo SA, 0.00%, 01/21/19	07/11/14	2,415	744	0.5
Banco Santander SA, 6.75%, callable at 100 beginning 04/25/22	04/19/17	483	501	0.3
Bank of America Corp., 0.45%, 05/04/23	04/11/18	125	117	0.1
Bank of Communications Co. Ltd., 5.00%, callable at 100 beginning 07/29/20	01/13/16	(201)	(201)	(0.1)
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	11/28/16	271	250	0.2
Bankia SA, 6.00%, callable at 100 beginning 07/18/22	05/16/14	502	466	0.3
Bankia SA, 4.00%, 05/22/24	05/16/14	108	119	0.1
BAT Capital Corp., 0.17%, 08/16/21	04/11/18	124	117	0.1
BAT International Finance Plc, 2.25%, 01/16/30	05/31/18	(116)	(117)	(0.1)
Bevco Lux SARL, 1.75%, 02/09/23	02/05/18	309	291	0.2
BHP Billiton Finance Ltd., 5.63%, 10/22/79	07/06/17	131	137	0.1
Bilbao CLO I DAC, Series A2A-1X, 1.30%, 07/20/31	05/01/18	362	348	0.2
Bilbao CLO I DAC, Series D-1X, 4.73%, 07/20/31	05/01/18	117	112	0.1
BMW Finance NV, 1.13%, 01/10/28	06/11/18	(172)	(170)	(0.1)
BNP Paribas Cardif SA, 4.03%, callable at 100 beginning 11/25/25	11/19/14	272	241	0.2
BNP Paribas SA, 6.13%, callable at 100 beginning 06/17/22	02/09/18	380	343	0.2
Boparan Finance Plc, 4.38%, 07/15/21	06/29/18	103	101	0.1
Burger King France SAS, 5.25%, 05/01/23	12/12/17	119	117	0.1
Buzzi Unicem SpA, 2.13%, 04/28/23	06/19/17	116	120	0.1
BWAY Holding Co., 4.75%, 04/15/24	06/29/18	346	349	0.2
Cadogan Square CLO XI DAC, Series C-11X, 1.49%, 02/15/31	06/05/18	117	117	0.1
Cairn CLO IX BV, Series 2018-M2-9X, 0.00%, 03/21/32	02/01/18	123	113	0.1
Cairn CLO IX BV, Series 2018-A-9X, 0.71%, 03/21/32	02/01/18	248	232	0.1
Cairn CLO IX BV, Series 2018-B1-9X, 1.00%, 03/21/32	02/01/18	248	231	0.1
Cairn CLO VI BV, Series 2016-E-6X, 6.25%, 07/25/29	06/14/16	215	233	0.1
Capital Stage Finance BV, 5.25%, callable at 100 begininng 09/13/23	09/07/17	119	125	0.1
Cargill Inc., 1.88%, 09/04/19	05/14/18	122	119	0.1
Carlsberg Breweries A/S, 2.50%, 05/28/24	03/29/18	(268)	(255)	(0.2)
Cellnex Telecom SA, 2.88%, 04/18/25	04/26/18	(480)	(474)	(0.3)
Cellnex Telecom SA, 1.50%, 01/16/26	01/10/18	120	118	0.1
CMA CGM SA, 6.50%, 07/15/22	05/01/18	(264)	(240)	(0.2)
CMA CGM SA, 5.25%, 01/15/25	10/19/17	214	189	0.1
Coca-Cola European Partners Plc, 0.00%, 11/16/21	04/11/18	124	117	0.1

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Constellium NV, 4.25%, 02/15/26	11/06/17	475	453	0.3
Cooperatieve Rabobank U.A., 5.50%, callable at 100 beginning 06/29/20	01/05/18	260	249	0.2
Coty Inc., 4.75%, 04/15/26	05/09/18	(131)	(126)	(0.1)
Credit Agricole Assurances SA, 4.50%, callable at 100 beginning 10/14/25	02/28/18	137	121	0.1
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	07/11/16	273	251	0.2
Credit Suisse Group AG, 7.13%, callable at 100 beginning 07/29/22	02/15/18	214	203	0.1
Croatia Government International Bond, 3.88%, 05/30/22	09/04/14	484	516	0.3
CVC Cordatus Loan Fund VI Ltd., Series SUB-6X, 8.61%, 04/15/29	08/01/17	510	360	0.2
CVC Cordatus Loan Fund VIII Ltd., Series E-8X, 5.70%, 04/23/30	02/13/17	104	119	0.1
Daimler AG, 0.50%, 09/09/19	05/01/18	122	117	0.1
Daimler AG, 1.38%, 05/11/28	06/11/18	(174)	(170)	(0.1)
Daimler International Finance BV, 1.00%, 11/11/25	06/11/18	(116)	(114)	(0.1)
Danske Bank A/S, 5.88%, callable at 100 beginning 04/06/22	12/13/17	263	253	0.2
Delta Lloyd NV, 4.38%, callable at 100 beginning 06/13/24	10/11/17	394	361	0.2
Deutsche Bank AG, 6.25%, callable at 100 beginning 04/30/20	07/20/16	(595)	(539)	(0.4)
Diageo Finance BV, 0.00%, 11/17/20	05/01/18	121	117	0.1
DKT Finance ApS, 7.00%, 06/17/23	06/25/18	506	514	0.3
Dryden LVI Euro CLO BV, Series 2017-E-56X, 4.72%, 01/15/32	11/03/17	119	119	0.1
Dryden XLVI Euro CLO BV, Series 2016-E-46X, 5.75%, 01/15/30	09/19/16	109	123	0.1
Egypt Government International Bond, 6.13%, 01/31/22	08/16/17	207	197	0.1
Electricite de France SA, 4.13%, callable at 100 beginning 01/22/22	07/07/17	237	244	0.2
ELM BV, 3.38%, 09/29/47	03/31/17	129	117	0.1
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	06/22/18	349	353	0.2
Eskom Holdings SOC Ltd., 5.75%, 01/26/21	02/07/18	(199)	(195)	(0.1)
Eskom Holdings SOC Ltd., 6.75%, 08/06/23	06/11/18	(193)	(192)	(0.1)
Experian Finance Plc, 4.75%, 02/04/20	05/14/18	129	126	0.1
Federal-Mogul LLC, 5.00%, 07/15/24	04/12/18	256	242	0.2
Gas Natural Fenosa Finance BV, 3.38%, callable at 100 beginning 04/24/24	04/22/15	130	115	0.1
General Motors Financial Co. Inc., 0.35%, 05/10/21	04/11/18	124	117	0.1
Gestamp Automocion SA, 3.25%, 04/30/26	06/15/18	(350)	(337)	(0.2)
GKN Holdings Plc, 3.38%, 05/12/32	05/14/18	419	407	0.3
GlaxoSmithKline Capital Plc, 0.63%, 12/02/19	05/14/18	121	118	0.1
Goldman Sachs Group Inc., 0.14%, 12/31/18	04/11/18	124	117	0.1
Grand City Properties SA, 3.75%, callable at 100 beginning 02/18/22	07/07/17	119	119	0.1
Grand City Properties SA, 1.50%, 02/22/27	07/07/17	121	112	0.1
Grupo Antolin Irausa SA, 3.25%, 04/30/24	06/14/18	(117)	(113)	(0.1)
Halcyon Loan Advisors Funding Ltd., Series 2018-B1-1X, 1.12%, 10/18/31	06/18/18	232	233	0.2
Hapag-Lloyd AG, 6.75%, 02/01/22	05/01/18	(141)	(130)	(0.1)
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 09/23/18	01/21/14	330	333	0.2
Heidelbergcement Finance Luxembourg SA, 1.75%, 04/24/28	06/07/18	(133)	(133)	(0.1)
Heineken Holding NV, 1.50%, 10/03/29	06/06/18	(175)	(175)	(0.1)
Heineken NV, 1.25%, 09/10/21	05/01/18	125	120	0.1
Hema Bondco I BV, 6.25%, 07/15/22	04/13/18	(248)	(226)	(0.2)
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	03/13/18	305	280	0.2
IKB Deutsche Industriebank AG, 4.00%, 01/31/28	01/23/18	245	227	0.1
Iliad SA, 1.88%, 04/25/25	05/17/18	(342)	(341)	(0.2)
Imperial Brands Finance Plc, 0.50%, 07/27/21	04/18/18	124	117	0.1
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/14	550	544	0.4
Industrial & Commercial Bank of China Ltd., 6.00%, callable at 100 beginning 12/10/19	02/16/16	(201)	(205)	(0.1)
Inmobiliaria Colonial Socimi SA, 1.63%, 11/28/25	11/24/17	117	114	0.1
Inmobiliaria Colonial Socimi SA, 2.50%, 11/28/29	11/24/17	117	115	0.1
Intesa Sanpaolo SpA, 7.00%, callable at 100 beginning 01/19/21	01/13/16	488	476	0.3
Intrum AB, 2.75%, 07/15/22	01/08/18	122	110	0.1
Italy Buoni Poliennali Del Tesoro, 0.95%, 03/01/23	05/11/18	(181)	(169)	(0.1)
Ivory Coast Government International Bond, 5.75%, 12/31/32	06/24/16	89	88	0.1
Jerrold Finco Plc, 6.25%, 09/15/21	09/28/17	283	270	0.2
Jerrold Finco Plc, 6.13%, 01/15/24	09/28/17	392	396	0.3
Jubilee CDO BV, Series VIII-SUB-X, 4.73%, 01/15/24	03/28/14	321	—	—
KBC Group NV, 5.63%, callable at 100 beginning 03/19/19	02/14/18	127	119	0.1
Koninklijke Ahold Delhaize NV, 0.00%, 03/19/21	04/11/18	124	117	0.1
Koninklijke Philips NV, 1.38%, 05/02/28	06/07/18	(174)	(175)	(0.1)
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/15	213	212	0.1
LHC3 Plc, 4.88%, 08/15/24	07/28/17	236	235	0.2
LKQ European Holdings BV, 3.63%, 04/01/26	05/21/18	(236)	(234)	(0.2)
Masaria Investments SAU, 5.00%, 09/15/24	09/08/17	163	149	0.1
Matterhorn Telecom SA, 4.00%, 11/15/27	11/15/17	151	136	0.1
McDonald's Corp., 0.50%, 01/15/21	05/23/18	119	118	0.1
Mobilux Finance SAS, 5.50%, 11/15/24	05/07/18	(124)	(113)	(0.1)
Naviera Armas SA, 4.25%, 11/15/24	06/11/18	(117)	(115)	(0.1)
Nexi Capital SpA, 3.63%, 05/01/23	06/13/18	(231)	(231)	(0.2)
Nexi Capital SpA, 4.13%, 11/01/23	06/13/18	(116)	(115)	(0.1)
NN Group NV, 4.63%, 01/13/48	05/31/18	(125)	(124)	(0.1)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordea Bank AB, 5.50%, callable at 100 beginning 09/23/19	02/15/18	203	199	0.1
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	08/11/17	338	324	0.2
Nyrstar NV, 5.00%, 07/11/22	03/05/18	129	114	0.1
OCP Euro CLO Ltd., Series 2017-E-1X, 5.35%, 06/18/30	10/06/17	102	117	0.1
OCP Euro CLO Ltd., Series 2017-A-2X, 0.82%, 01/15/32	11/07/17	116	117	0.1
OCP Euro CLO Ltd., Series 2017-B-2X, 1.35%, 01/15/32	11/07/17	116	117	0.1
OCP Euro CLO Ltd., Series 2017-E-2X, 5.00%, 01/15/32	11/07/17	114	115	0.1
OCP Euro CLO Ltd., Series 2017-F-2X, 6.40%, 01/15/32	11/07/17	107	111	0.1
Orange SA, 5.25%, callable at 100 beginning 02/07/24	07/28/16	240	258	0.2
Ozlme II DAC, Series E-2X, 4.90%, 10/15/30	08/04/17	115	115	0.1
Ozlme III DAC, Series SUB-3X, 0.00%, 02/24/20	12/08/17	217	199	0.1
Ozlme III DAC, Series A1-3X, 0.75%, 02/24/20	12/08/17	353	349	0.2
Ozlme III DAC, Series E-3X, 4.80%, 02/24/20	12/08/17	115	115	0.1
Ozlme IV DAC, Series B-4X, 0.99%, 07/27/32	06/08/18	211	210	0.1
Paragon Mortgages No. 13 Plc, Series 13X-A2C, 2.53%, 01/15/39	08/22/13	438	465	0.3
Petroleos de Venezuela SA, 0.00%, 11/15/26	11/17/17	158	63	—
Petroleos de Venezuela SA, 0.00%, 05/17/35	11/17/17	32	24	—
Pinnacle Bidco Plc, 6.38%, 02/15/25	01/18/18	139	133	0.1
Platin 1426 GmbH, 5.38%, 06/15/23	12/08/17	278	263	0.2
Progroup AG, 3.00%, 03/31/26	05/21/18	(351)	(343)	(0.2)
PSPC Escrow Corp., 6.00%, 02/01/23	05/24/18	122	121	0.1
Quintiles IMS Inc., 3.25%, 03/15/25	01/24/18	126	113	0.1
RCI Banque SA, 0.32%, 04/12/21	04/11/18	125	117	0.1
Republic of Belarus International Bond, 6.88%, 02/28/23	11/01/17	212	207	0.1
Republic of Serbia, 5.88%, 12/03/18	09/04/14	524	525	0.3
RESIDOMO s.r.o., 3.38%, 10/15/24	10/09/17	125	116	0.1
Rolls-Royce Holdings Plc, 1.63%, 05/09/28	06/07/18	(175)	(175)	(0.1)
Russia Government International Bond, 5.00%, 04/29/20	04/20/16	618	614	0.4
Sanofi SA, 0.00%, 03/21/20	03/16/18	248	234	0.2
Sanofi SA, 0.00%, 03/21/20	03/15/18	249	234	0.2
Schaeffler Verwaltung Zwei GmbH, 4.50%, 09/15/26	09/12/16	287	261	0.2
Schumann SpA, 7.00%, 07/31/23	10/17/17	242	231	0.1
Senvion Holding GmbH, 3.88%, 10/25/22	02/16/18	332	300	0.2
Serbia International Bond, 4.88%, 02/25/20	09/04/14	406	406	0.3
Shop Direct Funding Plc, 7.75%, 11/15/22	10/30/17	376	337	0.2
Sigma Holdco BV, 5.75%, 05/15/26	06/19/18	(222)	(218)	(0.2)
Smurfit Kappa Acquisitions, 2.88%, 01/15/26	06/27/18	342	339	0.2
Societe Generale SA, 1.38%, 02/23/28	02/20/18	248	224	0.1
SoftBank Group Corp., 5.00%, 04/15/28	04/26/18	120	114	0.1
St. Paul's CLO IX DAC, Series A-9X, 0.82%, 11/15/30	04/17/18	395	373	0.2
Stora Enso Oyj, 2.50%, 03/21/28	03/19/18	242	235	0.2
Sunshine Mid BV, 6.50%, 05/15/26	05/30/18	(123)	(123)	(0.1)
Telecom Italia Finance SA, 7.75%, 01/24/33	09/19/13	277	241	0.2
Telecom Italia SpA, 1.13%, 03/26/22	10/23/17	830	888	0.6
Telefonica Europe BV, 5.88%, callable at 100 beginning 03/31/24	03/30/15	527	509	0.3
Tereos Finance Groupe I SA, 4.13%, 06/16/23	02/15/18	(240)	(220)	(0.2)
TLG Immobilien AG, 1.38%, 11/27/24	11/21/17	235	233	0.2
Tullow Oil Plc, 7.00%, 03/01/25	04/12/18	201	189	0.1
UBS AG, 0.17%, 04/23/21	04/17/18	343	322	0.2
UBS Group Funding, 6.88%, callable at 100 beginning 03/22/21	03/15/16	628	609	0.4
UBS Group Funding, 7.13%, callable at 100 beginning 08/10/21	03/15/16	212	205	0.1
UBS Group Funding Switzerland AG, 5.00%, callable at 100 beginning 01/31/23	01/25/18	407	372	0.2
Ukraine Government International Bond, 7.75%, 09/01/21	02/10/17	300	295	0.2
Unibail-Rodamco SE, 0.13%, 05/14/21	05/03/18	359	351	0.2
UniCredit SpA, 9.25%, callable at 100 beginning 06/03/22	12/20/16	263	325	0.2
UniCredit SpA, 6.95%, 10/31/22	05/24/13	216	216	0.1
Unilabs Subholding AB, 5.75%, 05/15/25	02/21/18	124	111	0.1
Unilever NV, 1.75%, 08/05/20	05/18/18	122	121	0.1
Unique Pub Finance Co. Plc, 6.46%, 03/30/32	04/13/15	477	448	0.3
United Group BV, 4.88%, 07/01/24	02/08/18	498	474	0.3
United Kingdom Gilt Treasury Bond, 3.50%, 07/22/68	01/25/18	(295)	(286)	(0.2)
Unitymedia GmbH, 3.75%, 01/15/27	10/27/15	1,123	1,096	0.7
UPC Holding BV, 3.88%, 06/15/29	02/06/18	356	324	0.2
UPCB Finance VII Ltd., 3.63%, 06/15/29	06/06/18	346	338	0.2
Vallourec SA, 6.63%, 10/15/22	02/23/18	(257)	(237)	(0.2)
Verallia Packaging SAS, 5.13%, 08/01/22	02/21/18	127	120	0.1
Vodafone Group Plc, 1.88%, 11/20/29	05/18/18	(343)	(347)	(0.2)
Volkswagen Bank GmbH, 0.10%, 06/15/21	04/11/18	124	116	0.1
Volkswagen International Finance NV, 3.50%, callable at 100 beginning 03/20/30	05/31/18	(111)	(106)	(0.1)
Volkswagen International Finance NV, 0.03%, 03/30/19	04/11/18	124	117	0.1
Volvo Car AB, 2.00%, 01/24/25	04/17/18	457	428	0.3
Wagamama Finance Plc, 4.13%, 07/01/22	02/28/18	(136)	(129)	(0.1)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Wellcome Trust Ltd., 2.52%, 02/07/18	02/01/18	248	218	0.1
Wind Tre SpA, 3.13%, 01/20/25	02/01/18	227	189	0.1
ZF North America Capital Inc., 2.75%, 04/27/23	04/21/15	232	248	0.2
		37,528	32,681	21.8

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-Bobl	(31)	September 2018	EUR	(4,075)	1	(26)
Euro-BTP	(1)	September 2018	EUR	(124)	(1)	(3)
Euro-Bund	(24)	September 2018	EUR	(3,861)	(3)	(47)
S&P 500 E-Mini Index	(4)	September 2018		(546)	2	2
STOXX 600 Banks Index	15	September 2018	EUR	121	1	(1)
U.K. Long Gilt	(6)	September 2018	GBP	(732)	2	(8)
U.S. Treasury Long Bond	(1)	September 2018		(142)	—	(3)
U.S. Treasury Note, 10-Year	(6)	September 2018		(719)	—	(3)
U.S. Treasury Note, 2-Year	(3)	September 2018		(635)	—	—
U.S. Treasury Note, 5-Year	(8)	September 2018		(913)	—	4
					2	(85)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.22	08/14/18	640	—	1
3M LIBOR (Q)	Receiving	1.89	09/11/19	290	—	3
3M LIBOR (Q)	Receiving	1.78	12/23/19	340	—	5
3M LIBOR (Q)	Receiving	1.67	02/13/20	80	—	1
3M LIBOR (Q)	Receiving	1.69	02/20/20	250	—	4
3M LIBOR (Q)	Receiving	1.65	04/20/20	800	—	16
3M LIBOR (Q)	Receiving	1.69	05/29/20	480	—	10
3M LIBOR (Q)	Receiving	1.54	11/04/20	720	—	21
3M LIBOR (Q)	Receiving	1.91	02/13/22	130	—	4
3M LIBOR (Q)	Receiving	1.80	04/02/22	180	—	7
3M LIBOR (Q)	Receiving	1.86	04/20/22	250	—	9
3M LIBOR (Q)	Receiving	1.92	01/22/25	300	—	18
3M LIBOR (Q)	Receiving	2.01	10/23/25	680	1	41
3M LIBOR (Q)	Receiving	2.20	04/20/27	110	—	7
3M LIBOR (Q)	Receiving	2.20	04/20/27	120	—	7
3M LIBOR (S)	Paying	1.44	01/22/20	240	—	(5)
					1	149

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.30 (Q)	5.00	06/20/23	5,000	(287)	2	34
CDX.NA.IG.30 (Q)	1.00	06/20/23	4,000	(59)	(1)	8
iTraxx Europe Crossover Series 29 (Q)	5.00	06/20/23	4,263	(398)	(23)	37
				(744)	(22)	79
Credit default swap agreements - sell protection[4]
iTraxx Europe Crossover Series 28 (Q)	5.00	12/20/22	(430)	46	2	(9)
iTraxx Europe Senior Series 28 (Q)	1.00	12/20/22	(3,690)	39	7	(52)
iTraxx Europe Senior Series 29 (Q)	1.00	06/20/23	(490)	3	1	—
iTraxx Europe Series 28 (Q)	1.00	12/20/22	(2,780)	52	4	(18)
iTraxx Europe Series 29 (Q)	1.00	06/20/23	(2,830)	43	5	(3)
				183	19	(82)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bund	28	EUR	159.50	08/24/18	(2)	(44)
					(2)	(44)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Put		120.00	07/27/18	12	7
10-Year U.S. Treasury Note Future	Put		118.00	07/27/18	55	1
10-Year U.S. Treasury Note Future	Put		117.50	08/24/18	8	1
10-Year U.S. Treasury Note Future	Put		118.50	08/24/18	37	6
5-Year U.S. Treasury Note Future	Put		113.50	08/24/18	12	4
5-Year U.S. Treasury Note Future	Put		112.50	08/24/18	10	1
						20
Index Options
Chicago Board Options Exchange SPX Volatility Index	Call		23.00	07/18/18	60	4
Chicago Board Options Exchange SPX Volatility Index	Call		23.00	08/22/18	80	9
Euro Stoxx 50 Index	Call	EUR	3,750.00	08/17/18	53	—
Euro Stoxx 50 Index	Call	EUR	3,600.00	08/17/18	36	2
Euro Stoxx 50 Index	Call	EUR	3,550.00	08/17/18	18	2
Euro Stoxx 50 Index	Put	EUR	3,450.00	08/17/18	16	19
Euro Stoxx 50 Index	Put	EUR	3,475.00	08/17/18	16	21
Euro Stoxx 50 Index	Put	EUR	3,400.00	08/17/18	22	19
Euro Stoxx 50 Index	Put	EUR	3,200.00	08/17/18	19	6
Euro Stoxx 50 Index	Put	EUR	3,350.00	08/17/18	23	15
S&P 500 Index	Call		2,850.00	08/17/18	7	2
S&P 500 Index	Call		2,725.00	08/17/18	2	9
S&P 500 Index	Put		2,720.00	08/17/18	3	15
S&P 500 Index	Put		2,770.00	08/17/18	4	29
S&P 500 Index	Put		2,650.00	08/17/18	5	15
S&P 500 Index	Put		2,675.00	08/17/18	3	11
						178
Options on Securities
Allergan Plc	Call		190.00	11/16/18	8	3
AMC Networks Inc.	Call		70.00	07/20/18	35	—
AMC Networks Inc.	Call		70.00	12/21/18	25	7
AMC Networks Inc.	Put		65.00	12/21/18	12	8
AT&T Inc.	Call		100.00	07/20/18	86	4
CBS Corp.	Call		62.50	09/21/18	35	4
CBS Corp.	Call		60.00	09/21/18	50	8
CBS Corp.	Call		57.50	09/21/18	30	7
CBS Corp.	Call		65.00	12/21/18	85	13
Celgene Corp.	Call		105.00	10/19/18	9	—
CenturyLink Inc.	Call		21.00	07/20/18	55	—
CenturyLink Inc.	Call		20.00	07/20/18	35	—
Charter Communications Inc.	Put		220.00	09/21/18	10	1
Citigroup Inc.	Put		57.50	09/21/18	45	2
Citigroup Inc.	Put		57.50	12/21/18	35	4
Comcast Corp.	Call		35.00	08/17/18	90	6
Discovery Inc.	Put		20.00	07/20/18	80	—
Endo International Plc	Put		7.00	10/19/18	35	1
Envision Healthcare Corp.	Put		30.00	09/21/18	15	—
Financial Select Sector SPDR Fund	Call		28.00	07/20/18	20	—
Financial Select Sector SPDR Fund	Put		26.00	08/17/18	110	5
First Quantum Minerals Ltd.	Put	CAD	18.00	07/20/18	35	1
First Quantum Minerals Ltd.	Put	CAD	15.00	07/20/18	50	—
First Quantum Minerals Ltd.	Put	CAD	18.00	10/19/18	55	6
First Quantum Minerals Ltd.	Put	CAD	19.00	10/19/18	35	5
First Quantum Minerals Ltd.	Put	CAD	14.00	10/19/18	20	1
First Quantum Minerals Ltd.	Put	CAD	17.00	10/19/18	25	2
First Quantum Minerals Ltd.	Put	CAD	17.00	01/18/19	15	2
General Motors Co.	Put		40.00	12/21/18	10	3
Hertz Global Holdings Inc.	Put		15.00	10/19/18	15	3
Hertz Global Holdings Inc.	Put		14.00	10/19/18	20	3
Invesco QQQ Trust Series 1	Put		170.00	07/20/18	25	6
Invesco QQQ Trust Series 1	Put		160.00	07/20/18	25	2
Invesco QQQ Trust Series 1	Put		162.00	08/17/18	35	7
Invesco QQQ Trust Series 1	Put		165.00	08/17/18	45	11

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
iShares 20+ Year Treasury Bond ETF	Call	126.00	09/21/18	75	5
iShares iBoxx USD High Yield Corporate Bond ETF	Put	85.00	07/20/18	80	4
iShares iBoxx USD High Yield Corporate Bond ETF	Put	85.50	07/20/18	169	16
iShares iBoxx USD High Yield Corporate Bond ETF	Put	84.00	07/20/18	55	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put	85.00	08/17/18	237	27
iShares iBoxx USD High Yield Corporate Bond ETF	Put	84.00	08/17/18	155	11
iShares iBoxx USD High Yield Corporate Bond ETF	Put	83.00	10/19/18	50	6
iShares iBoxx USD High Yield Corporate Bond ETF	Put	84.00	10/19/18	25	4
iShares iBoxx USD Investment Grade Corporate Bond ETF	Call	115.00	08/17/18	60	3
iShares JP Morgan USD Emerging Markets Bond ETF	Put	105.00	09/21/18	40	5
iShares JP Morgan USD Emerging Markets Bond ETF	Put	106.00	09/21/18	25	4
iShares JP Morgan USD Emerging Markets Bond ETF	Put	104.00	09/21/18	20	2
iShares JP Morgan USD Emerging Markets Bond ETF	Put	104.00	10/19/18	15	2
iShares JP Morgan USD Emerging Markets Bond ETF	Put	100.00	01/18/19	70	9
iShares MSCI Emerging Markets ETF	Put	42.00	08/17/18	80	6
iShares Russell 2000 ETF	Put	156.00	07/20/18	35	2
iShares Russell 2000 ETF	Put	158.00	08/17/18	55	11
iShares Russell 2000 ETF	Put	154.00	08/17/18	30	4
iShares US Preferred Stock ETF	Put	36.00	07/20/18	90	1
iShares US Preferred Stock ETF	Put	36.00	10/19/18	235	5
iShares US Preferred Stock ETF	Put	35.00	10/19/18	70	1
iShares US Preferred Stock ETF	Put	36.00	01/18/19	65	2
Lions Gate Entertainment Corp.	Call	30.00	07/20/18	75	—
Lions Gate Entertainment Corp.	Call	30.00	08/17/18	25	1
Lions Gate Entertainment Corp.	Call	30.00	09/21/18	135	8
Lions Gate Entertainment Corp.	Call	30.00	12/21/18	120	15
Mattel Inc.	Put	12.00	07/20/18	70	—
Mattel Inc.	Put	12.00	10/19/18	35	1
Mattel Inc.	Put	11.00	10/19/18	25	1
NXP Semiconductors NV	Call	120.00	07/20/18	60	12
NXP Semiconductors NV	Call	120.00	08/17/18	35	12
NXP Semiconductors NV	Call	105.00	08/17/18	45	48
NXP Semiconductors NV	Call	115.00	01/18/19	22	16
QUALCOMM Inc.	Call	60.00	09/21/18	20	4
QUALCOMM Inc.	Call	62.50	10/19/18	50	8
Rite Aid Corp.	Call	2.00	10/19/18	200	3
SPDR S&P 500 ETF Trust	Call	282.00	07/20/18	12	—
SPDR S&P 500 ETF Trust	Call	280.00	07/20/18	20	1
SPDR S&P 500 ETF Trust	Put	270.00	07/20/18	25	7
SPDR S&P 500 ETF Trust	Put	271.00	07/20/18	20	6
SPDR S&P 500 ETF Trust	Put	266.00	07/20/18	25	4
SPDR S&P 500 ETF Trust	Put	260.00	07/20/18	35	3
SPDR S&P 500 ETF Trust	Put	265.00	08/17/18	20	6
SPDR S&P Retail ETF	Put	42.00	07/20/18	35	—
Sprint Corp.	Put	5.00	08/17/18	185	3
Sprint Corp.	Put	5.00	11/16/18	70	2
Sprint Corp.	Put	5.00	01/18/19	55	2
Thermo Fisher Scientific Inc.	Put	180.00	09/21/18	8	1
Uniti Group Inc.	Put	12.50	08/17/18	65	2
Uniti Group Inc.	Put	17.50	11/16/18	25	3
Valeant Pharmaceuticals International Inc.	Put	20.00	07/20/18	70	—
Valeant Pharmaceuticals International Inc.	Put	19.00	08/17/18	60	2
VanEck Vectors Semiconductor ETF	Put	100.00	07/20/18	25	4
VanEck Vectors Semiconductor ETF	Put	98.00	08/17/18	40	9
VanEck Vectors Semiconductor ETF	Put	93.00	08/17/18	25	3
Walt Disney Co.	Put	97.50	08/17/18	25	3
					446

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions[11]
CDX.NA.HY.30, 06/20/23	GSC	Put	106.00	08/15/18		1,200,000	13
CDX.NA.HY.30, 06/20/23	GSC	Put	106.00	07/18/18		1,000,000	6
CDX.NA.HY.30, 06/20/23	GSC	Put	105.50	08/15/18		1,600,000	13
CDX.NA.IG.30, 06/20/23	BNP	Put	0.65	07/18/18		2,000,000	3
CDX.NA.IG.30, 06/20/23	BOA	Put	0.68	07/18/18		2,000,000	2
CDX.NA.IG.30, 06/20/23	JPM	Put	0.60	07/18/18		2,000,000	7
CDX.NA.IG.30, 06/20/23	MSC	Put	0.63	07/18/18		2,400,000	6
iTraxx Europe Series 29, 06/20/23	CIT	Put	0.65	08/15/18	EUR	4,000,000	26

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]		Value ($)
iTraxx Europe Series 29, 06/20/23	MSC	Put	0.75	07/18/18	EUR	1,800,000	3
							79
Interest Rate Swaptions[11]
3M LIBOR, 07/27/28	DUB	Put	2.98	07/25/18		2,950,000	9
3M LIBOR, 07/27/23	DUB	Put	2.84	07/25/18		2,350,000	9
							18

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Euro Stoxx 50 Index	Put	EUR	3300.00	08/17/18	16	(8)
Euro Stoxx 50 Index	Put	EUR	3275.00	08/17/18	16	(7)
Euro Stoxx 50 Index	Put	EUR	3250.00	08/17/18	23	(9)
S&P 500 Index	Call		2800.00	08/17/18	2	(2)
						(26)
Options on Securities
Allergan Plc	Call		210.00	11/16/18	8	(1)
AMC Networks Inc.	Put		55.00	12/21/18	12	(2)
AT&T Inc.	Call		105.00	07/20/18	86	—
Celgene Corp.	Call		120.00	10/19/18	9	—
General Motors Co.	Put		30.00	12/21/18	10	—
Invesco QQQ Trust Series 1	Put		158.00	07/20/18	25	(1)
Invesco QQQ Trust Series 1	Put		145.00	07/20/18	25	—
Invesco QQQ Trust Series 1	Put		142.00	08/17/18	35	(1)
Invesco QQQ Trust Series 1	Put		150.00	08/17/18	45	(3)
iShares iBoxx USD High Yield Corporate Bond ETF	Put		80.00	07/20/18	40	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		79.00	07/20/18	40	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		81.00	08/17/18	60	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put		79.00	08/17/18	55	(1)
iShares JP Morgan USD Emerging Markets Bond ETF	Put		100.00	09/21/18	25	(1)
iShares Russell 2000 ETF	Put		146.00	07/20/18	35	—
iShares Russell 2000 ETF	Put		148.00	08/17/18	55	(4)
iShares Russell 2000 ETF	Put		138.00	08/17/18	30	(1)
NXP Semiconductors NV	Call		125.00	08/17/18	45	(6)
NXP Semiconductors NV	Call		125.00	01/18/19	22	(5)
NXP Semiconductors NV	Put		100.00	01/18/19	22	(15)
SPDR S&P 500 ETF Trust	Put		261.00	07/20/18	20	(2)
SPDR S&P 500 ETF Trust	Put		246.00	07/20/18	25	(1)
SPDR S&P 500 ETF Trust	Put		240.00	07/20/18	60	(1)
SPDR S&P 500 ETF Trust	Put		250.00	08/17/18	20	(2)
SPDR S&P Retail ETF	Put		38.00	07/20/18	35	—
VanEck Vectors Semiconductor ETF	Put		90.00	07/20/18	25	(1)
VanEck Vectors Semiconductor ETF	Put		88.00	08/17/18	40	(3)
VMware Inc.	Call		150.00	10/19/18	14	(14)
						(66)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions[11]
CDX.NA.HY.30, 06/20/23	GSC	Put	101.00	07/18/18		1,000,000	(1)
CDX.NA.HY.30, 06/20/23	GSC	Put	101.00	08/15/18		1,200,000	(2)
CDX.NA.HY.30, 06/20/23	GSC	Put	100.00	08/15/18		1,600,000	(2)
iTraxx Europe Series 29, 06/20/23	CIT	Put	0.80	08/15/18	EUR	4,000,000	(10)
							(15)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	MSC	07/03/18	EUR	290	338	3
EUR/USD	BNP	07/05/18	EUR	6,529	7,619	33
EUR/USD	DUB	07/05/18	EUR	33,549	39,153	274
EUR/USD	MSC	07/05/18	EUR	2,885	3,367	1
EUR/USD	MSC	08/06/18	EUR	2,148	2,513	19
GBP/USD	CIT	07/05/18	GBP	6,144	8,103	67
GBP/USD	MSC	07/05/18	GBP	1,260	1,662	(16)
GBP/USD	MSC	08/06/18	GBP	1,280	1,691	13
USD/EUR	BNP	07/05/18	EUR	(2,444)	(2,852)	(1)
USD/EUR	BNP	07/05/18	EUR	(14)	(16)	—
USD/EUR	BOA	07/05/18	EUR	(2)	(2)	—
USD/EUR	DUB	07/05/18	EUR	(33,549)	(39,153)	1
USD/EUR	MSC	07/05/18	EUR	(2,148)	(2,507)	(19)
USD/EUR	MSC	07/05/18	EUR	(4,229)	(4,935)	12
USD/EUR	NSI	07/05/18	EUR	(280)	(326)	—
USD/EUR	BNP	08/06/18	EUR	(6,529)	(7,638)	(35)
USD/EUR	DUB	08/06/18	EUR	(33,549)	(39,247)	(278)
USD/EUR	MSC	08/06/18	EUR	(290)	(339)	(3)
USD/GBP	CIT	07/05/18	GBP	(6,144)	(8,104)	73
USD/GBP	MSC	07/05/18	GBP	(1,282)	(1,691)	(12)
USD/GBP	CIT	08/06/18	GBP	(6,144)	(8,116)	(67)
					(50,480)	65

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
AK Steel Corp., 7.00%, 03/15/27 (Q)	GSC	N/A	5.00	06/20/23	125	(3)	(2)	(1)
AK Steel Corp., 7.00%, 03/15/27 (Q)	JPM	N/A	5.00	06/20/23	115	(2)	(3)	1
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	JPM	N/A	1.00	06/20/23	450	(5)	(1)	(4)
Anglo American Capital Plc, 4.13%, 04/15/21 (Q)	BCL	N/A	5.00	06/20/23	327	(53)	(63)	10
ArcelorMittal SA, 2.88%, 07/06/20 (Q)	BCL	N/A	5.00	06/20/23	117	(19)	(20)	1
Bevco Lux SARL, 1.75%, 02/09/23 (Q)	CSI	N/A	5.00	06/20/23	47	(8)	(8)	—
BMW Finance NV, 0.13%, 01/12/21 (Q)	BCL	N/A	1.00	06/20/23	408	(5)	(8)	3
Bombardier Inc., 7.45%, 05/01/34 (Q)	GSC	N/A	5.00	12/20/22	125	(13)	(7)	(6)
Boston Scientific Corp., 2.65%, 10/01/18 (Q)	JPM	N/A	1.00	06/20/20	1,250	(22)	(31)	9
Cable & Wireless International Finance NV, 8.63%, 03/25/19 (Q)	GSC	N/A	5.00	06/20/23	152	(24)	(25)	1
Capital One Financial Corp., 4.75%, 07/15/21 (Q)	CCI	N/A	1.00	06/20/22	1,500	(31)	(15)	(16)
Cardinal Health Inc., 1.90%, 06/15/17 (Q)	BCL	N/A	1.00	12/20/18	640	(3)	(20)	17
CBS Corp., 4.30%, 02/15/21 (Q)	GSC	N/A	1.00	06/20/23	650	(5)	(2)	(3)
Citigroup Inc., 2.88%, 07/24/23 (Q)	GSC	N/A	1.00	06/20/23	650	(13)	(13)	—
CMA CGM SA, 7.75%, 01/15/21 (Q)	MSC	N/A	5.00	12/20/22	12	1	(1)	2
Comcast Corp., 5.70%, 07/01/19 (Q)	GSC	N/A	1.00	06/20/23	650	(9)	(8)	(1)
Comcast Corp., 5.70%, 07/01/19 (Q)	GSC	N/A	1.00	06/20/23	650	(9)	(7)	(2)
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	N/A	5.00	12/20/20	105	(10)	(11)	1
Constellium NV, 4.63%, 05/15/21 (Q)	CCI	N/A	5.00	12/20/21	187	(21)	(23)	2
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	N/A	5.00	12/20/21	140	(15)	(18)	3
CSC Holdings LLC, 10.88%, 10/15/25 (Q)	GSC	N/A	5.00	06/20/23	200	(14)	(16)	2
CSC Holdings LLC, 10.88%, 10/15/25 (Q)	JPM	N/A	5.00	06/20/23	200	(15)	(17)	2
Daimler AG, 0.63%, 03/05/20 (Q)	BNP	N/A	1.00	06/20/23	408	(3)	(6)	3
Dell Inc., 7.10%, 04/15/28 (Q)	GSC	N/A	1.00	12/20/18	250	(1)	5	(6)
Deutsche Lufthansa AG, 1.13%, 09/12/19 (Q)	JPM	N/A	1.00	06/20/23	525	(4)	(7)	3
Dow Chemical Co., 7.38%, 11/01/29 (Q)	JPM	N/A	1.00	09/20/18	730	(2)	(4)	2
Enel SpA, 5.25%, 05/20/24 (Q)	CCI	N/A	1.00	06/20/23	233	—	1	(1)
Enel SpA, 5.25%, 05/20/24 (Q)	GSC	N/A	1.00	06/20/23	222	—	(1)	1
Enel SpA, 5.25%, 05/20/24 (Q)	MSC	N/A	1.00	06/20/23	187	—	1	(1)
Enel SpA, 5.25%, 05/20/24 (Q)	MSC	N/A	1.00	06/20/23	420	—	1	(1)
Ford Motor Co., 4.35%, 12/08/26 (Q)	JPM	N/A	5.00	06/20/23	450	(75)	(77)	2
Ford Motor Co., 4.35%, 12/08/26 (Q)	JPM	N/A	5.00	06/20/23	350	(58)	(59)	1
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Q)	GSC	N/A	1.00	06/20/23	170	5	6	(1)
Frontier Communications Corp., 9.00%, 08/15/31 (Q)	BCL	N/A	5.00	12/20/21	115	19	25	(6)
Frontier Communications Corp., 9.00%, 08/15/31 (Q)	JPM	N/A	5.00	12/20/21	75	12	16	(4)
Frontier Communications Corp., 9.00%, 08/15/31 (Q)	BCL	N/A	5.00	06/20/23	9	2	3	(1)
HP Inc., 4.65%, 12/09/21 (Q)	GSC	N/A	1.00	06/20/21	250	(5)	(6)	1
International Business Machines Corp., 5.70%, 09/14/17 (Q)	GSC	N/A	1.00	12/20/18	1,620	(7)	(49)	42
ITV Plc, 2.13%, 09/21/22 (Q)	BCL	N/A	5.00	06/20/23	187	(35)	(36)	1
L Brands Inc., 5.63%, 10/15/23 (Q)	JPM	N/A	1.00	06/20/23	200	15	15	—
Lanxess AG, 0.25%, 10/07/21 (Q)	GSC	N/A	1.00	06/20/23	560	(6)	(10)	4
Lloyds Bank Plc, 4.50%, 11/04/24 (Q)	JPM	N/A	1.00	06/20/23	128	5	4	1
Loews Corp., 6.00%, 02/01/35 (Q)	CGM	N/A	1.00	06/20/21	850	(21)	(26)	5
Marks & Spencer Plc, 6.13%, 12/02/19 (Q)	CSI	N/A	1.00	06/20/23	440	9	11	(2)
Mattel Inc., 2.35%, 08/15/21 (Q)	JPM	N/A	1.00	06/20/20	200	(1)	1	(2)
Mattel Inc., 2.35%, 08/15/21 (Q)	JPM	N/A	1.00	06/20/20	200	(1)	1	(2)
Matterhorn Telecom SA, 4.88%, 05/01/23 (Q)	CSI	N/A	5.00	06/20/23	47	(7)	(7)	—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Microsoft Corp., 4.50%, 10/01/40 (Q)	CSI	N/A	1.00	12/20/18	1,279	(7)	(38)	31
Microsoft Corp., 4.50%, 10/01/40 (Q)	GSC	N/A	1.00	12/20/18	341	(1)	(10)	9
People's Republic of China, 7.50%, 10/28/27 (Q)	GSC	N/A	1.00	06/20/23	560	(8)	(9)	1
Peugeot SA, 2.38%, 04/14/23 (Q)	CCI	N/A	5.00	06/20/23	315	(54)	(63)	9
Peugeot SA, 2.38%, 04/14/23 (Q)	GSC	N/A	5.00	06/20/23	210	(36)	(38)	2
Raytheon Co., 7.20%, 08/15/27 (Q)	GSC	N/A	1.00	03/20/20	967	(15)	(39)	24
Raytheon Co., 7.20%, 08/15/27 (Q)	GSC	N/A	1.00	03/20/20	970	(15)	(39)	24
Republic of Colombia, 10.38%, 01/28/33 (Q)	JPM	N/A	1.00	06/20/21	200	(1)	11	(12)
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Q)	JPM	N/A	1.00	06/20/22	250	(5)	(1)	(4)
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Q)	JPM	N/A	1.00	06/20/23	700	(12)	(13)	1
Rite Aid Corp., 7.70%, 02/15/27 (Q)	GSC	N/A	5.00	06/20/23	120	11	13	(2)
Rite Aid Corp., 7.70%, 02/15/27 (Q)	JPM	N/A	5.00	06/20/23	125	11	12	(1)
Rite Aid Corp., 7.70%, 02/15/27 (Q)	JPM	N/A	5.00	06/20/23	200	18	21	(3)
Smurfit Kappa Group Plc, 3.25%, 06/01/21 (Q)	CSI	N/A	5.00	06/20/23	117	(21)	(23)	2
Smurfit Kappa Group Plc, 3.25%, 06/01/21 (Q)	GSC	N/A	5.00	06/20/23	117	(22)	(22)	—
Smurfit Kappa Group Plc, 3.25%, 06/01/21 (Q)	GSC	N/A	5.00	06/20/23	117	(21)	(22)	1
Societe Generale SA, 5.88%, 12/21/16 (Q)	GSC	N/A	1.00	06/20/23	128	3	—	3
Softbank Group Corp., 1.69%, 11/27/20 (Q)	BNP	N/A	1.00	06/20/23	105	6	8	(2)
Softbank Group Corp., 1.69%, 11/27/20 (Q)	BNP	N/A	1.00	06/20/23	166	10	10	—
Softbank Group Corp., 1.69%, 11/27/20 (Q)	GSC	N/A	1.00	06/20/23	126	8	9	(1)
Softbank Group Corp., 1.69%, 11/27/20 (Q)	GSC	N/A	1.00	06/20/23	194	12	15	(3)
Sony Corp., 1.57%, 06/19/15 (Q)	JPM	N/A	1.00	03/20/19	1,285	(9)	91	(100)
Southwest Airlines Co., 5.13%, 03/01/17 (Q)	CSI	N/A	1.00	12/20/19	580	(7)	(10)	3
Sprint Communications, 7.00%, 08/15/20 (Q)	JPM	N/A	5.00	06/20/20	200	(15)	(17)	2
Sprint Communications, 7.00%, 08/15/20 (Q)	JPM	N/A	5.00	06/20/20	125	(9)	(10)	1
Staples Inc., 4.38%, 01/12/23 (Q)	BCL	N/A	5.00	12/20/22	302	3	13	(10)
Staples Inc., 4.38%, 01/12/23 (Q)	JPM	N/A	5.00	12/20/22	173	2	8	(6)
Staples Inc., 8.50%, 09/15/25 (Q)	JPM	N/A	5.00	06/20/21	200	(10)	(6)	(4)
Stena AB, 7.00%, 02/01/24 (Q)	GSC	N/A	5.00	06/20/21	70	(2)	(3)	1
Stena AB, 7.00%, 02/01/24 (Q)	JPM	N/A	5.00	12/20/22	117	3	2	1
Stena AB, 7.00%, 02/01/24 (Q)	CCI	N/A	5.00	06/20/23	117	5	5	—
Stena AB, 7.00%, 02/01/24 (Q)	CSI	N/A	5.00	06/20/23	163	8	7	1
Sudzucker International Finance BV, 1.25%, 11/29/23 (Q)	BOA	N/A	1.00	06/20/23	233	(1)	(1)	—
Sudzucker International Finance BV, 1.25%, 11/29/23 (Q)	JPM	N/A	1.00	06/20/23	233	(1)	(3)	2
Telecom Italia SpA, 5.38%, 01/29/19 (Q)	BCL	N/A	1.00	06/20/23	84	4	2	2
Telecom Italia SpA, 5.38%, 01/29/19 (Q)	BCL	N/A	1.00	06/20/23	75	3	2	1
Telecom Italia SpA, 5.38%, 01/29/19 (Q)	GSC	N/A	1.00	06/20/23	82	4	4	—
United Mexican States, 5.95%, 03/19/19 (Q)	CSI	N/A	1.00	06/20/21	350	(1)	10	(11)
United States Steel Corp., 6.65%, 06/01/37 (Q)	GSC	N/A	5.00	06/20/23	115	(14)	(14)	—
United States Steel Corp., 6.65%, 06/01/37 (Q)	JPM	N/A	5.00	06/20/23	200	(23)	(23)	—
Uniti Group Inc., 8.25%, 10/15/23 (Q)	GSC	N/A	5.00	06/20/23	200	6	(2)	8
Unitymedia Hessen Gmbh & Co., 6.13%, 01/15/25 (Q)	CSI	N/A	5.00	12/20/22	117	(22)	(22)	—
Unitymedia Hessen Gmbh & Co., 6.13%, 01/15/25 (Q)	CSI	N/A	5.00	06/20/23	181	(37)	(38)	1
Unitymedia Hessen Gmbh & Co., 6.13%, 01/15/25 (Q)	CSI	N/A	5.00	06/20/23	222	(45)	(49)	4
Valeo SA, 3.25%, 01/22/24 (Q)	BCL	N/A	1.00	06/20/23	175	(1)	(1)	—
Volkswagen International Finance NV, 0.50%, 03/30/21 (Q)	BCL	N/A	1.00	06/20/23	105	—	(1)	1
Wind Tre SpA, 3.13%, 01/20/25 (Q)	BCL	N/A	5.00	06/20/23	105	5	(1)	6
Wind Tre SpA, 3.13%, 01/20/25 (Q)	CCI	N/A	5.00	06/20/23	35	1	—	1
Wind Tre SpA, 3.13%, 01/20/25 (Q)	CSI	N/A	5.00	06/20/23	35	1	(1)	2
Wind Tre SpA, 3.13%, 01/20/25 (Q)	CSI	N/A	5.00	06/20/23	117	5	3	2
Wind Tre SpA, 3.13%, 01/20/25 (Q)	GSC	N/A	5.00	06/20/23	28	2	1	1
					30,857	(741)	(789)	48
Credit default swap agreements - sell protection[4]
Adler Real Estate AG, 1.50%, 12/06/21 (Q)	CSI	1.93	5.00	06/20/23	(210)	31	39	(8)
Advanced Micro Devices Inc., 7.00%, 07/01/24 (Q)	GSC	1.33	5.00	12/20/22	(120)	19	15	4
Advanced Micro Devices Inc., 7.00%, 07/01/24 (Q)	GSC	1.33	5.00	12/20/22	(75)	11	9	2
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	BCL	1.51	5.00	06/20/23	(120)	19	15	4
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	JPM	1.51	5.00	06/20/23	(200)	32	24	8
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	JPM	1.51	5.00	06/20/23	(75)	12	10	2
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	JPM	1.51	5.00	06/20/23	(120)	19	15	4
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.33	5.00	12/20/22	(117)	3	2	1
Altice Finco SA, 9.00%, 06/15/23 (Q)	JPM	4.33	5.00	12/20/22	(117)	4	3	1
Avis Budget Car Rental LLC, 5.25%, 03/15/25 (Q)	GSC	4.19	5.00	06/20/23	(200)	7	11	(4)
Avis Budget Car Rental LLC, 5.25%, 03/15/25 (Q)	GSC	4.19	5.00	06/20/23	(175)	6	12	(6)
Avis Budget Car Rental LLC, 5.25%, 03/15/25 (Q)	GSC	4.19	5.00	06/20/23	(125)	5	8	(3)
Avis Budget Car Rental LLC, 5.25%, 03/15/25 (Q)	GSC	4.19	5.00	06/20/23	(200)	7	12	(5)
Boparan Finance Plc, 4.38%, 07/15/21 (Q)	BCL	7.00	5.00	06/20/23	(117)	(8)	(9)	1
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BCL	3.88	1.00	06/20/23	(117)	(15)	(13)	(2)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BNP	3.88	1.00	06/20/23	(82)	(10)	(7)	(3)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BNP	3.88	1.00	06/20/23	(82)	(11)	(11)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BNP	3.88	1.00	06/20/23	(82)	(10)	(7)	(3)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BOA	3.88	1.00	06/20/23	(29)	(4)	(4)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BOA	3.88	1.00	06/20/23	(4)	(1)	(1)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	CCI	3.88	1.00	06/20/23	(73)	(9)	(9)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	CCI	3.88	1.00	06/20/23	(2)	—	—	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	CCI	3.88	1.00	06/20/23	(56)	(7)	(7)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	GSC	3.88	1.00	06/20/23	(82)	(10)	(7)	(3)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	3.88	1.00	06/20/23	(12)	(1)	(1)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	3.88	1.00	06/20/23	(23)	(3)	(3)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	3.88	1.00	06/20/23	(2)	—	—	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	3.88	1.00	06/20/23	(82)	(10)	(7)	(3)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	3.88	1.00	06/20/23	(3)	—	—	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	3.88	1.00	06/20/23	(56)	(7)	(7)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	3.88	1.00	06/20/23	(34)	(4)	(4)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	3.88	1.00	06/20/23	(1)	—	—	—
Commerzbank AG (Q)	GSC	2.16	1.00	12/20/22	(233)	(12)	(8)	(4)
Constellium NV, 4.63%, 05/15/21 (Q)	CCI	3.43	5.00	12/20/24	(187)	17	20	(3)
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	3.43	5.00	12/20/24	(105)	10	11	(1)
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	3.43	5.00	12/20/24	(140)	13	20	(7)
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	BCL	1.69	1.00	12/20/22	(187)	(6)	—	(6)
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	GSC	1.76	1.00	06/20/23	(198)	(7)	(1)	(6)
Glencore Finance Europe Ltd., 6.50%, 02/27/19 (Q)	BCL	1.77	5.00	06/20/23	(170)	27	32	(5)
HCA Inc., 7.50%, 02/15/22 (Q)	BCL	1.62	5.00	06/20/23	(115)	17	18	(1)
HCA Inc., 7.50%, 02/15/22 (Q)	GSC	1.62	5.00	06/20/23	(200)	31	31	—
HCA Inc., 7.50%, 02/15/22 (Q)	GSC	1.62	5.00	06/20/23	(200)	31	32	(1)
Hema Bondco I BV, 6.25%, 07/15/22 (Q)	JPM	5.15	5.00	06/20/23	(233)	(1)	9	(10)
Hertz Corp., 5.88%, 10/15/20 (Q)	JPM	10.05	5.00	06/20/23	(125)	(22)	(14)	(8)
Hertz Corp., 5.88%, 10/15/20 (Q)	JPM	10.05	5.00	06/20/23	(125)	(22)	(19)	(3)
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	CSI	3.92	5.00	12/20/22	(93)	4	15	(11)
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	CSI	3.92	5.00	12/20/22	(82)	4	12	(8)
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	CSI	4.21	5.00	06/20/23	(3)	—	—	—
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	MSC	3.92	5.00	12/20/22	(268)	12	44	(32)
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	MSC	4.21	5.00	06/20/23	(9)	—	1	(1)
iTraxx Europe Senior Series 28 (Q)	CCI	N/A	1.00	12/20/22	(2,054)	19	48	(29)
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22 (Q)	BCL	3.02	5.00	12/20/22	(12)	1	2	(1)
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22 (Q)	BNP	3.31	5.00	06/20/23	(2)	—	—	—
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22 (Q)	GSC	3.31	5.00	06/20/23	(2)	—	—	—
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22 (Q)	MSC	3.02	5.00	12/20/22	(12)	1	2	(1)
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	BCL	3.24	5.00	06/20/23	(84)	7	1	6
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	CCI	2.98	5.00	12/20/22	(93)	8	9	(1)
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	GSC	3.24	5.00	06/20/23	(93)	8	7	1
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	JPM	3.24	5.00	06/20/23	(84)	7	2	5
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	JPM	3.24	5.00	06/20/23	(43)	3	3	—
Rallye SA, 4.25%, 03/11/19 (Q)	CCI	14.83	5.00	06/20/20	(117)	(18)	(18)	—
Scandinavian Airlines (Q)	GSC	1.04	5.00	06/20/19	(455)	18	(36)	54
Sprint Capital Corp., 6.88%, 11/15/28 (Q)	GSC	3.27	5.00	06/20/23	(200)	15	20	(5)
Sprint Communications, 7.00%, 08/15/20 (Q)	BCL	3.27	5.00	06/20/23	(200)	15	18	(3)
Sprint Communications, 7.00%, 08/15/20 (Q)	JPM	3.27	5.00	06/20/23	(200)	15	19	(4)
TDC A/S, 3.75%, 03/02/22 (Q)	GSC	2.74	1.00	06/20/23	(128)	(11)	(11)	—
TDC A/S, 3.75%, 03/02/22 (Q)	GSC	2.74	1.00	06/20/23	(210)	(17)	(17)	—
Tesco Plc, 6.00%, 12/14/29 (Q)	CCI	1.12	1.00	06/20/23	(233)	(1)	(1)	—
T-Mobile USA Inc., 4.00%, 04/15/22 (Q)	JPM	1.97	5.00	06/20/23	(200)	28	27	1
United Group BV, 4.38%, 07/01/22 (Q)	GSC	2.59	5.00	06/20/23	(47)	6	6	—
United Rentals North America Inc., 5.75%, 11/15/24 (Q)	GSC	1.57	5.00	06/20/23	(125)	20	22	(2)
Wind Acquisition Finance SA, 7.00%, 04/23/21 (Q)	CSI	1.62	5.00	12/20/22	(93)	13	16	(3)
Wind Acquisition Finance SA, 7.00%, 04/23/21 (Q)	GSC	1.62	5.00	12/20/22	(117)	17	20	(3)
Wind Acquisition Finance SA, 7.00%, 04/23/21 (Q)	GSC	1.62	5.00	12/20/22	(117)	17	20	(3)
					(10,387)	332	440	(108)

OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Altice NV (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	42	EUR	142	5

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Altice USA Inc. (E)	MLP	1W LIBOR +0.30%	TBD	5		95	(4)
OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
American Tower Corp. (M)	MLP	1W LIBOR +0.00%	TBD	(2)		(238)	(11)
Aroundtown Property Holings Plc (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	11	EUR	79	—
Banco Bilbao Vizcaya Argentaria SA (M)	MLP	Euro Interbank Offered Rate -0.28%	TBD	(13)	EUR	(78)	(1)
Barclays Plc (M)	MLP	1W GBP LIBOR -0.25%	TBD	(30)	GBP	(59)	2
BNP Paribas (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	4	EUR	202	9
Caixabank SA (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	16	EUR	61	—
Charter Communications Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(229)	3
Constellium NV (E)	MLP	1W LIBOR +0.20%	TBD	8		82	(2)
Credit Agricole SA (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	5	EUR	54	1
Crown Castle International Corp. (M)	MLP	1W LIBOR +0.00%	TBD	(2)		(232)	(18)
Discovery Communications Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(10)		(280)	(3)
Erste Group Bank AG (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	2	EUR	58	1
Eurobank Ergasias SA (E)	MLP	Euro Interbank Offered Rate +1.00%	TBD	46	EUR	42	(2)
Europcar Groupe SA (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	11	EUR	102	(7)
First Quantum Minerals Ltd. (M)	MLP	Canada 1M Bankers' Acceptances Rate +0.00%	TBD	(8)	CAD	(169)	7
General Electric Co. (M)	MLP	1W LIBOR +0.00%	TBD	(13)		(170)	(4)
Groupe Casino (M)	MLP	Euro Interbank Offered Rate -0.28%	TBD	(2)	EUR	(66)	1
iShares iBoxx USD High Yield Corporate Bond ETF (M)	MLP	1W LIBOR +0.00%	TBD	(11)		(987)	9
iShares JPMorgan USD Emerging Markets Bond ETF (M)	MLP	1W LIBOR +0.00%	TBD	(2)		(205)	(2)
iShares MSCI Emerging Markets ETF (M)	MLP	1W LIBOR +0.00%	TBD	(2)		(76)	1
iShares Russell 2000 ETF (M)	MLP	1W LIBOR +0.00%	TBD	(2)		(340)	9
KBC Groep NV (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	1	EUR	61	—
Kellogg Co. (M)	MLP	1W LIBOR +0.00%	TBD	(3)		(209)	(10)
Mattel Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(10)		(177)	12
Metro Bank Plc (M)	MLP	1W GBP LIBOR -1.25%	TBD	(1)	GBP	(50)	2
National Bank of Greece (E)	MLP	Euro Interbank Offered Rate +1.00%	TBD	124	EUR	33	(1)
Nyrstar NV (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	6	EUR	26	1
SPDR S&P 500 ETF Trust (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(362)	8
SPDR S&P Retail ETF (M)	MLP	1W LIBOR +0.00%	TBD	(4)		(183)	3
Unione di Banche Italiane SpA (M)	MLP	Euro Interbank Offered Rate -0.28%	TBD	(31)	EUR	(100)	(7)
Uniti Group Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(6)		(125)	8
Valeant Pharmaceuticals International Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(8)		(208)	21
VanEck Vectors Semiconductor ETF (M)	MLP	1W LIBOR +0.00%	TBD	(4)		(481)	29
Vodafone Group Plc (E)	MLP	1W GBP LIBOR +0.25%	TBD	56	GBP	104	6
Walt Disney Co. (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(139)	1
							67

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
Markit iBoxx EUR Contingent Convertible Index (E)	GSC	3M Euribor +0.00%	09/20/18	EUR	350	—	(10)
						—	(10)
Total return swap agreements - paying return
INVESTMENT COMPANIES
iBoxx EUR Liquid High Yield Index (Q)	JPM	3M Euribor +0.00%	09/20/18	EUR	(2,081)	(1)	19
iBoxx EUR Liquid High Yield Index (Q)	JPM	3M Euribor +0.00%	09/20/18	EUR	(1,519)	—	11
						(1)	30

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund *
COMMON STOCKS 99.8%
Consumer Discretionary 17.1%
American Eagle Outfitters Inc.	8	175
Deckers Outdoor Corp. (a)	1	154
Five Below Inc. (a)	2	158
ILG Inc.	5	151
Meritage Homes Corp. (a)	4	187
New York Times Co. - Class A (b)	6	167
Ollie's Bargain Outlet Holdings Inc. (a)	2	172
Weight Watchers International Inc. (a)	1	150
Other Securities		13,525
		14,839
Consumer Staples 4.5%
Central Garden & Pet Co. (a)	1	62
Central Garden & Pet Co. - Class A (a)	2	92
Darling Ingredients Inc. (a)	8	164
Edgewell Personal Care Co. (a)	2	90
Energizer Holdings Inc.	2	105
J&J Snack Foods Corp.	1	143
Lancaster Colony Corp.	1	159
Performance Food Group Co. (a)	4	145
Other Securities		2,903
		3,863
Energy 6.4%
CNX Resources Corp. (a)	8	148
CONSOL Energy Inc. (a)	3	102
PBF Energy Inc. - Class A	4	177
PDC Energy Inc. (a)	3	151
QEP Resources Inc. (a)	12	146
Whiting Petroleum Corp. (a)	3	162
Other Securities		4,664
		5,550
Financials 20.2%
American Equity Investment Life Holding Co.	5	164
American National Insurance Co.	1	142
Cathay General Bancorp	4	156
Evercore Inc. - Class A	1	143
Financial Engines Inc.	3	142
FirstCash Inc.	2	151
Primerica Inc.	2	154
Selective Insurance Group Inc.	3	150
South State Corp.	2	143
TCF Financial Corp.	7	160
UMB Financial Corp.	3	199
White Mountains Insurance Group Ltd.	-	143
Other Securities		15,750
		17,597
Health Care 8.6%
Amedisys Inc. (a)	2	185
Chemed Corp.	1	165
Cotiviti Holdings Inc. (a)	4	174
Inogen Inc. (a)	1	145
National Research Corp. - Class A	4	145
Other Securities		6,677
		7,491
	Shares/Par[1]	Value ($)
Industrials 19.2%
Cimpress NV (a)	1	179
RBC Bearings Inc. (a)	1	173
Regal-Beloit Corp.	2	152
Tetra Tech Inc.	3	146
Other Securities		16,037
		16,687
Information Technology 12.7%
ASGN Inc. (a)	2	171
Blucora Inc. (a)	4	157
CACI International Inc. - Class A (a)	1	162
Other Securities		10,569
		11,059
Materials 6.2%
Kaiser Aluminum Corp.	2	234
KapStone Paper and Packaging Corp.	6	212
Platform Specialty Products Corp. (a)	13	153
Other Securities		4,768
		5,367
Real Estate 0.9%
CorePoint Lodging Inc. (a)	1	34
Other Securities		775
		809
Telecommunication Services 1.0%
Other Securities		901
Utilities 3.0%
Allete Inc.	3	240
New Jersey Resources Corp.	3	149
Spire Inc.	2	168
Other Securities		2,031
		2,588
Total Common Stocks (cost $72,771)		86,751
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
Other Securities		13
Total Preferred Stocks (cost $3)		13
RIGHTS 0.0%
Other Securities		1
Total Rights (cost $1)		1
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	118	118
Securities Lending Collateral 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	2,116	2,116
Total Short Term Investments (cost $2,234)		2,234
Total Investments 102.4% (cost $75,009)		88,999
Other Assets and Liabilities, Net (2.4)%		(2,074)
Total Net Assets 100.0%		86,925

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ambac Financial Group Inc.	12/30/13	182	125	0.1
Ferroglobe Rep and Warranty Insurance Trust	11/21/16	—	—	—
		182	125	0.1

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.8%
Adjustable Rate Mortgage Trust
Series 2005-6A21-4, REMIC, 3.87%, 08/25/35 (a)	7,172	7,161
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (b) (c)	8,237	8,376
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	4,291	4,193
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,808	2,514
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,854	2,907
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24 (c)	5,915	5,809
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	11,470	11,366
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	7,055	6,775
BBCMS Trust
Series 2017-C-DELC, REMIC, 3.27%, (1M US LIBOR + 1.20%), 08/15/19 (a) (c)	722	723
Series 2017-D-DELC, REMIC, 3.77%, (1M US LIBOR + 1.70%), 08/15/19 (a) (c)	823	831
Series 2017-E-DELC, REMIC, 4.57%, (1M US LIBOR + 2.50%), 08/15/19 (a) (c)	1,725	1,732
Series 2017-F-DELC, REMIC, 5.57%, (1M US LIBOR + 3.50%), 08/15/19 (a) (c)	1,653	1,660
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (c)	2,300	2,284
Series 2014-E-BXO, REMIC, 4.63%, (1M US LIBOR + 2.56%), 08/15/27 (a) (c)	3,171	3,185
Carlyle Global Market Strategies CLO Ltd.
Series 2015-A1A-5A, 3.91%, (3M US LIBOR + 1.55%), 01/20/28 (a) (c)	5,000	5,008
Series 2015-A2A-5A, 4.61%, (3M US LIBOR + 2.25%), 01/20/28 (a) (c)	2,000	2,008
Series 2015-B2-5A, 5.61%, (3M US LIBOR + 3.25%), 01/20/28 (a) (c)	1,000	1,008
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	11,130	8,736
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	3,954	3,324
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	3,948	3,164
CIM Trust
Series 2016-B2-1RR, REMIC, 8.18%, 07/26/55 (a) (c)	25,000	23,909
Series 2016-B2-3RR, REMIC, 7.94%, 02/27/56 (a) (c)	25,000	23,915
Series 2016-B2-2RR, REMIC, 8.02%, 02/27/56 (a) (c)	25,000	24,049
Series 2017-B2-3RR, 12.31%, 01/27/57 (a) (c)	34,540	35,809
Series 2017-A1-6, 3.02%, 06/25/57 (a) (c)	13,074	12,716
CLNS Trust
Series 2017-D-IKPR, 4.10%, (1M US LIBOR + 2.05%), 06/11/22 (a) (c)	1,973	1,976
Series 2017-E-IKPR, 5.55%, (1M US LIBOR + 3.50%), 06/11/22 (a) (c)	1,973	1,979
Series 2017-F-IKPR, 6.55%, (1M US LIBOR + 4.50%), 06/11/22 (a) (c)	1,973	1,984
COMM Mortgage Trust
Interest Only, Series 2016-XA-DC2, REMIC, 1.21%, 10/10/25 (a)	19,764	1,185
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	2,274	2,260
Series 2016-C-DC2, REMIC, 4.80%, 02/10/26 (a)	1,340	1,326
Interest Only, Series 2014-XA-CR17, REMIC, 1.24%, 05/10/47 (a)	36,594	1,540
Interest Only, Series 2015-XA-CR26, REMIC, 1.18%, 10/10/48 (a)	30,272	1,613
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.43%, 10/10/46 (a)	37,145	1,723
Commercial Mortgage Pass-Through Certificates
Series 2014-C-CR19, REMIC, 4.87%, 08/10/24 (a)	1,500	1,525
Interest Only, Series 2015-XA-DC1, REMIC, 1.28%, 02/10/48 (a)	29,037	1,427
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	5,371	3,347
	Shares/Par[1]	Value ($)
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	8,474	7,409
Credit Suisse Mortgage Capital Certificates
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	5,807	4,797
CSMC Trust
Series 2016-A1-PR1, REMIC, 5.50%, 05/25/19 (b) (c)	7,305	7,213
Series 2011-6A9-5R, REMIC, 3.65%, 11/27/37 (a) (c)	12,501	12,563
Series 2015-A1-PR2, REMIC, 4.25%, 07/26/55 (b) (c)	11,553	11,437
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.39%, (1M US LIBOR + 0.30%), 09/25/47 (a)	23,082	20,655
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	6,063	6,041
GS Mortgage Securities Trust
Interest Only, Series 2015-XA-GC34, REMIC, 1.50%, 10/10/25 (a)	24,527	1,795
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (a)	16,274	708
Interest Only, Series 2014-XA-GC24, REMIC, 0.95%, 09/10/47 (a)	47,767	1,753
Interest Only, Series 2015-XA-GS1, REMIC, 0.96%, 11/10/48 (a)	34,355	1,687
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (a)	32,415	2,503
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (c)	7,716	8,114
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.81%, 07/15/24 (a)	2,000	1,989
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	2,370	2,350
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,232
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (a) (c)	3,075	2,984
Series 2016-B-ASH, 4.22%, (1M US LIBOR + 2.15%), 10/15/22 (a) (c)	1,914	1,915
Series 2016-C-ASH, 4.82%, (1M US LIBOR + 2.75%), 10/15/22 (a) (c)	1,080	1,081
Series 2018-A-LAQ, 3.00%, (1M US LIBOR + 1.00%), 06/15/25 (a) (c)	2,380	2,381
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	812	813
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-C-MAUI, REMIC, 3.30%, (1M US LIBOR + 1.25%), 07/15/19 (a) (c)	753	754
Series 2017-D-MAUI, REMIC, 4.00%, (1M US LIBOR + 1.95%), 07/15/19 (a) (c)	706	708
Series 2017-E-MAUI, REMIC, 5.00%, (1M US LIBOR + 2.95%), 07/15/19 (a) (c)	625	627
Series 2017-F-MAUI, REMIC, 5.80%, (1M US LIBOR + 3.75%), 07/15/19 (a) (c)	880	883
Series 2017-B-FL10, REMIC, 3.07%, (1M US LIBOR + 1.00%), 06/15/22 (a) (c)	699	704
Series 2017-C-FL10, REMIC, 3.32%, (1M US LIBOR + 1.25%), 06/15/22 (a) (c)	528	532
Series 2017-D-FL10, REMIC, 3.97%, (1M US LIBOR + 1.90%), 06/15/22 (a) (c)	1,709	1,717
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	246	246
Labrador Aviation Finance Ltd.
Series 2016-A1-1A, 4.30%, 01/15/24 (c)	18,229	18,379
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,448
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,902
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,181
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,344
Interest Only, Series 2016-XA-C28, REMIC, 1.43%, 01/15/26 (a)	24,202	1,687
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	676	691
Series 2016-C-C31, REMIC, 4.46%, 10/15/26 (a)	2,960	2,903
Interest Only, Series 2013-XA-C7, REMIC, 1.52%, 02/15/46 (a)	21,645	1,116
Interest Only, Series 2016-XA-C30, REMIC, 1.59%, 09/15/49 (a)	28,206	2,493

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust
Series 2016-A1-1A, REMIC, 3.75%, 03/25/56 (a) (c)	22,117	22,173
NYMT Residential LLC
Series 2016-A-RP1A, 4.00%, 03/25/19 (b) (c)	6,229	6,231
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (c)	10,466	9,289
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c)	15,543	15,546
PRPM LLC
Series 2017-A1-3A, 3.47%, 11/25/20 (b) (c)	13,744	13,637
RAMP Trust
Series 2005-AI4-RS9, REMIC, 2.41%, (1M US LIBOR + 0.32%), 11/25/35 (a)	9,636	8,672
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 2.54%, (1M US LIBOR + 0.45%), 01/25/37 (a)	4,996	3,455
Interest Only, Series 2007-1A6-B, REMIC, 3.96%, (6.05% - (1M US LIBOR * 1)), 01/25/37 (a)	4,996	561
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	7,230	7,197
Residential Accredit Loans Inc. Trust
Series 2005-A41-QA10, REMIC, 4.63%, 09/25/35 (a)	1,945	1,791
Series 2006-A21-QA1, REMIC, 4.57%, 01/25/36 (a)	6,824	5,901
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	3,717	3,376
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	4,431	4,041
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,660	3,125
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	10,204	6,851
Series 2007-1A1-A3, REMIC, 2.54%, (1M US LIBOR + 0.45%), 04/25/37 (a)	6,977	3,901
Series 2007-1A2-A3, REMIC, 30.35%, (46.38% - (1M US LIBOR * 7.67)), 04/25/37 (a)	910	1,622
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	21,131	17,169
Residential Funding Mortgage Securities Inc. Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	609	602
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	3,585	3,446
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,391	1,295
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	2,820	2,605
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	11,405	10,831
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	2,584	2,502
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (c)	10,000	9,739
Shenton Aircraft Investments I Ltd.
Series 2015-A-1A, 4.75%, 11/15/27 (c)	13,301	13,525
Sofi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 09/25/26 (c)	8,000	7,788
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (c)	5,898	5,877
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (c)	9,606	9,687
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.59%, (3M US LIBOR + 1.26%), 05/21/29 (a) (c)	4,000	4,009
Series 2014-A-1RA, 3.41%, 04/21/31 (c)	2,000	2,000
Series 2016-1A, 3.44%, (3M US LIBOR + 1.12%), 06/15/31 (a) (c) (d)	2,000	2,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.92%, 11/25/35 (a)	8,630	8,352
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	9,666	9,099
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 11/25/47 (a) (c)	9,289	9,259
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	13,109	13,110
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (c)	13,315	13,319
VOLT LVI LLC
Series 2017-A1-NPL3, 3.50%, 03/25/47 (b) (c)	14,830	14,835
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (b) (c)	10,408	10,409
	Shares/Par[1]	Value ($)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,997	3,548
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	2,239	1,959
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,974	2,834
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (c)	8,615	8,333
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	3,649	3,627
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	3,992	3,730
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,308	1,276
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,854
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	2,031	1,789
Series 2016-C-C34, REMIC, 5.20%, 05/15/49 (a)	2,855	2,906
Interest Only, Series 2015-XA-LC20, REMIC, 1.52%, 04/15/50 (a)	24,290	1,503
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (a)	1,577	1,538
Interest Only, Series 2017-XA-RC1, REMIC, 1.72%, 01/15/60 (a)	25,199	2,378
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-A11-3, REMIC, 5.50%, 03/25/36	2,535	2,591
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	8,005	7,953
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	1,660	1,666
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	2,875	2,891
Wells Fargo-RBS Commercial Mortgage Trust
Series 2016-C-C33, REMIC, 3.90%, 03/15/59	1,508	1,426
Zais CLO 2 Ltd.
Series 2014-A1AR-2A, 3.56%, (3M US LIBOR + 1.20%), 07/25/26 (a) (c)	5,000	5,001
Zais CLO 5 Ltd.
Series 2016-A1-2A, 3.88%, (3M US LIBOR + 1.53%), 10/15/28 (a) (c)	2,000	2,001
Other Securities		212,881
Total Non-U.S. Government Agency Asset-Backed Securities (cost $918,567)		930,294
GOVERNMENT AND AGENCY OBLIGATIONS 46.9%
Collateralized Mortgage Obligations 29.7%
Federal Home Loan Mortgage Corp.
Series A-4260, REMIC, 3.00%, 02/15/32	11,109	11,055
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	7,850
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,511
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,922
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,025
Series A-4377, REMIC, 3.00%, 06/15/39	13,664	13,576
Series BK-4469, REMIC, 3.00%, 08/15/39	10,200	10,134
Series JA-3818, REMIC, 4.50%, 01/15/40	296	300
Series TB-4419, REMIC, 3.00%, 02/15/40	556	556
Series GA-4376, REMIC, 3.00%, 04/15/40	11,686	11,582
Series NY-4390, REMIC, 3.00%, 06/15/40	11,420	11,316
Series MA-4391, REMIC, 3.00%, 07/15/40	11,161	11,059
Interest Only, Series SP-3770, REMIC, 4.43%, (6.50% - (1M US LIBOR * 1)), 11/15/40 (a)	3,182	262
Interest Only, Series SM-3780, REMIC, 4.43%, (6.50% - (1M US LIBOR * 1)), 12/15/40 (a)	14,249	2,277
Series KA-4366, REMIC, 3.00%, 03/15/41	10,950	10,832
Series SL-4061, REMIC, 3.59%, (7.06% - (1M US LIBOR * 1.75)), 06/15/42 (a)	1,482	1,257
Series A-4734, REMIC, 3.00%, 07/15/42	27,882	27,508
Series KM-4141, REMIC, 1.75%, 12/15/42	27,364	25,138
Series B-4481, REMIC, 3.00%, 12/15/42	20,966	20,536
Series CS-4156, REMIC, 3.02%, (5.40% - (1M US LIBOR * 1.2)), 01/15/43 (a)	5,045	4,138
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,397	9,431
Series ZX-4404, REMIC, 4.00%, 04/15/44	56,727	58,301
Series CA-4573, REMIC, 3.00%, 11/15/44	35,213	34,447
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,717	1,771
Series KZ-4440, REMIC, 3.00%, 02/15/45	11,886	10,587
Series HA-4582, REMIC, 3.00%, 09/15/45	25,003	24,436
Interest Only, Series MS-4291, REMIC, 3.83%, (5.90% - (1M US LIBOR * 1)), 01/15/54 (a)	6,067	842

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Federal National Mortgage Association
Interest Only, Series 2010-CS-134, REMIC, 4.59%, (6.68% - (1M US LIBOR * 1)), 12/25/25 (a)	2,155	179
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	6,190	5,900
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,797	1,723
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	19,337
Interest Only, Series 2005-S-2, REMIC, 4.51%, (6.60% - (1M US LIBOR * 1)), 02/25/35 (a)	8,092	1,207
Interest Only, Series 2011-PS-84, REMIC, 4.51%, (6.60% - (1M US LIBOR * 1)), 01/25/40 (a)	15,753	1,121
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,427	1,459
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	10,755	10,646
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	5,695	5,479
Interest Only, Series 2011-ES-93, REMIC, 4.41%, (6.50% - (1M US LIBOR * 1)), 09/25/41 (a)	2,319	337
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,932	1,978
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,925	1,970
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	36,033	35,637
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	11,940	10,845
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	16,038	15,840
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	19,018	18,749
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	16,243	14,442
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,048	3,733
Series 2016-A-9, REMIC, 3.00%, 09/25/43	8,039	7,897
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	15,363	15,891
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	21,829	21,571
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,164	9,971
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	29,446	28,611
Series 2018-JA-27, REMIC, 3.00%, 12/25/47 (e)	9,812	9,770
Series 2018-C-33, REMIC, 3.00%, 05/25/48	54,370	52,503
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 4.02%, (6.10% - (1M US LIBOR * 1)), 03/20/40 (a)	9,769	672
Series 2011-WS-70, REMIC, 5.53%, (9.70% - (1M US LIBOR * 2)), 12/20/40 (a)	4,994	4,943
		632,060
Mortgage-Backed Securities 17.2%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43	24,962	24,325
3.00%, 07/01/43	25,611	24,958
3.00%, 07/01/43	7,999	7,795
4.00%, 09/01/43	2,625	2,700
3.00%, 10/01/43	19,641	19,140
4.00%, 12/01/43	3,919	4,030
4.00%, 12/01/43	1,375	1,414
4.00%, 02/01/44	3,517	3,616
REMIC, 3.00%, 06/15/44	9,905	9,717
3.00%, 10/01/44	9,053	8,808
3.00%, 11/01/44	20,158	19,613
3.00%, 04/01/45	21,669	21,069
3.00%, 04/01/45	28,035	27,293
3.00%, 06/01/45	18,684	18,167
3.00%, 09/01/45	11,371	11,038
3.50%, 02/01/46	31,793	31,748
Federal National Mortgage Association
4.50%, 04/01/26	4,158	4,298
3.00%, 03/01/35	20,200	19,953
3.50%, 09/01/43	25,880	25,919
3.50%, 01/01/45	5,213	5,150
3.50%, 08/01/45	12,530	12,522
3.00%, 08/01/46	33,739	32,410
4.00%, 01/01/48	17,897	18,277
Government National Mortgage Association
3.50%, 10/20/45	12,164	12,111
		366,071
Total Government And Agency Obligations (cost $1,024,318)		998,131
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 9.8%
Investment Companies 9.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (f) (g)	208,725	208,725
Total Short Term Investments (cost $208,725)		208,725
Total Investments 100.5% (cost $2,151,610)		2,137,150
Other Assets and Liabilities, Net (0.5)%		(9,968)
Total Net Assets 100.0%		2,127,182

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $589,506 and 27.7%, respectively.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $9,458.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
CORPORATE BONDS AND NOTES 2.3%
Argentina 0.5%
Banco Hipotecario SA
25.23%, (Argentina Deposit Rates Badlar + 2.50%), 01/12/20, ARS (a)	29,280	977
YPF SA
26.56%, (Argentina Deposit Rates Badlar + 4.00%), 07/07/20 (a)	1,682	988
		1,965
China 1.0%
21Vianet Group Inc.
7.00%, 08/17/20	764	745
CAR Inc.
6.13%, 02/04/20	766	753
China Evergrande Group
8.75%, 06/28/25	790	694
CIFI Holdings Group Co. Ltd.
6.88%, 04/23/21	200	198
5.50%, 01/23/22	410	380
KWG Property Holding Ltd.
6.00%, 09/15/22	411	381
Logan Property Holdings Co. Ltd.
6.88%, 04/24/21	516	502
Shanghai eHi Car Rental Co. Ltd.
5.88%, 08/14/22	200	180
		3,833
Colombia 0.2%
Frontera Energy Corp.
9.70%, 06/25/23	580	576
Ecuador 0.1%
Noble Sovereign Funding I Ltd.
7.97%, (3M US LIBOR + 5.63%), 09/24/19 (a)	357	349
Honduras 0.3%
Inversiones Atlantida SA
8.25%, 07/28/22	1,170	1,193
India 0.2%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28	851	724
Indonesia 0.0%
Jasa Marga Persero Tbk PT
7.50%, 12/11/20, IDR	2,660,000	184
Total Corporate Bonds And Notes (cost $10,728)		8,824
SENIOR LOAN INTERESTS 3.8%
Barbados 0.5%
Barbados
Term Loan, 0.00%, 12/20/19 (b) (c) (d) (e)	3,440	1,892
Ethiopia 0.5%
Ethiopian Railways Corp.
Term Loan, 5.72%, (3M LIBOR + 3.75%), 08/01/21 (a) (d) (e)	2,100	2,036
Kenya 0.2%
Government of the Republic of Kenya
Term Loan, 7.50%, (3M LIBOR + 5.00%), 04/18/19 (a) (d) (e)	550	550
Tanzania 2.6%
Ministry of Finance and Planning Government of the United Republic of Tanzania
Term Loan, 7.03%, (6M LIBOR + 5.20%), 06/26/22 (a) (d) (e)	8,050	8,134
Tanzania Republic
Term Loan, 7.70%, (6M LIBOR + 5.20%), 05/23/23 (a) (d)	1,940	1,919
		10,053
Total Senior Loan Interests (cost $16,004)		14,531
	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 55.9%
Albania 1.3%
Albania Government International Bond
5.75%, 11/12/20, EUR	3,763	4,808
Angola 0.5%
Angola Government International Bond
8.25%, 05/09/28	1,117	1,120
9.38%, 05/08/48	913	922
		2,042
Argentina 2.4%
Argentina Republic Government International Bond
28.80%, 06/21/19	421	434
5.00%, 01/15/27, EUR	201	199
6.25%, 11/09/47, EUR	7,446	6,800
6.88%, 01/11/48	2,377	1,814
		9,247
Australia 1.2%
Australia Government Bond
3.25%, 06/21/39, AUD	4,500	3,451
3.00%, 03/21/47, AUD	1,600	1,159
		4,610
Bahrain 0.3%
Bahrain Government International Bond
7.00%, 10/12/28	789	694
6.75%, 09/20/29	610	535
		1,229
Barbados 0.8%
Barbados Government International Bond
0.00%, 12/05/35 (b) (c)	5,386	2,962
Dominican Republic 2.0%
Dominican Republic International Bond
16.95%, 02/04/22, DOP	11,800	304
10.38%, 03/04/22, DOP	18,500	392
8.90%, 02/15/23, DOP	336,050	7,002
		7,698
El Salvador 4.3%
El Salvador Government International Bond
7.75%, 01/24/23	3,254	3,404
5.88%, 01/30/25	810	756
6.38%, 01/18/27	3,468	3,251
8.63%, 02/28/29	4,110	4,391
8.25%, 04/10/32	3,058	3,161
7.65%, 06/15/35	1,535	1,495
		16,458
Georgia 0.0%
Georgia Treasury Bond
6.75%, 10/06/18, GEL	35	14
Iceland 4.5%
Iceland Rikisbref
6.25%, 02/05/20, ISK	6,393	62
7.25%, 10/26/22, ISK	53,070	542
8.00%, 06/12/25, ISK	706,470	7,731
5.00%, 11/15/28, ISK	123,122	1,126
6.50%, 01/24/31, ISK	763,888	7,933
		17,394
Indonesia 1.4%
Indonesia Government Bond
7.00%, 05/15/27, IDR	21,931,000	1,426
Indonesia Treasury Bond
6.13%, 05/15/28, IDR	63,885,000	3,922
		5,348
Kazakhstan 0.4%
Kazakhstan Government Bond
9.60%, 04/03/21, KZT (d)	527,190	1,578
Macedonia 5.8%
Former Yugoslav Republic of Macedonia
3.98%, 07/24/21, EUR	11,651	14,413
Macedonia Government International Bond
4.88%, 12/01/20, EUR	5,551	7,019

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
2.75%, 01/18/25, EUR	530	607
		22,039
New Zealand 5.6%
New Zealand Government Inflation Indexed Bond
3.00%, 09/20/30, NZD (f)	6,942	5,726
2.50%, 09/20/35 - 09/20/40, NZD (f)	20,635	15,749
		21,475
Peru 0.7%
Peru Government International Bond
5.70%, 08/12/24, PEN	4,697	1,496
8.20%, 08/12/26, PEN	2,714	988
		2,484
Serbia 14.1%
Republic of Serbia
5.88%, 12/03/18	16	16
Serbia Treasury Bond
10.00%, 09/11/21 - 02/05/22, RSD	1,494,730	17,744
5.75%, 07/21/23, RSD	2,529,060	26,917
5.88%, 02/08/28, RSD	882,540	9,398
		54,075
Sri Lanka 8.1%
Sri Lanka Government Bond
8.75%, 10/15/18, LKR	735,000	4,641
8.50%, 05/01/19, LKR	127,000	797
10.60%, 07/01/19 - 09/15/19, LKR	435,560	2,782
8.00%, 11/15/18 - 11/01/19, LKR	977,500	6,149
9.25%, 05/01/20, LKR	624,020	3,906
10.75%, 03/01/21 - 03/15/28, LKR	319,000	2,048
9.00%, 05/01/21, LKR	48,000	296
11.00%, 08/01/21 - 08/01/25, LKR	182,380	1,182
9.45%, 10/15/21, LKR	479,000	2,973
11.20%, 07/01/22, LKR	56,460	367
10.00%, 10/01/22 - 03/15/23, LKR	530,560	3,304
11.50%, 12/15/21 - 08/01/26, LKR	99,000	651
11.40%, 01/01/24, LKR	160,000	1,044
11.00%, 08/01/24, LKR	41,000	264
10.25%, 03/15/25, LKR	56,730	351
11.50%, 09/01/28, LKR	25,000	165
		30,920
Thailand 0.9%
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (g)	125,014	3,573
Tunisia 0.4%
Banque Centrale de Tunisie SA
5.63%, 02/17/24, EUR	1,392	1,584
Turkey 0.5%
Turkey Government International Bond
6.13%, 10/24/28	1,867	1,750
United States of America 0.7%
Federal Home Loan Mortgage Corp.
Interest Only, Series S-4070, REMIC, 4.03%, (6.10% - (1M US LIBOR * 1)), 06/15/32 (a)	2,537	343
Federal National Mortgage Association
Interest Only, Series 2013-DS-15, REMIC, 4.11%, (6.20% - (1M US LIBOR * 1)), 03/25/33 (a)	964	126
Interest Only, Series 2010-SJ-124, REMIC, 3.96%, (6.05% - (1M US LIBOR * 1)), 11/25/38 (a)	1,580	85
Interest Only, Series 2012-SK-150, REMIC, 4.06%, (6.15% - (1M US LIBOR * 1)), 01/25/43 (a)	2,510	328
Series 2018-45-GI, REMIC, 4.00%, 06/25/48	7,108	1,654
		2,536
Total Government And Agency Obligations (cost $208,194)		213,824
COMMON STOCKS 7.2%
Cyprus 0.5%
Bank of Cyprus Holdings Plc (b)	723	2,013
Iceland 3.1%
Arion Bank hf (b)	927	749
Eik Fasteignafelag hf	9,490	799
Eimskipafelag Islands hf	442	910
	Shares/Par[1]	Value ($)
Hagar hf	3,872	1,652
Icelandair Group hf	5,856	720
N1 hf (b)	631	664
Reginn hf (b)	4,539	899
Reitir Fasteignafelag hf	2,240	1,706
Siminn hf	44,274	1,827
Sjova-Almennar Tryggingar hf	5,759	880
Tryggingamidstodin hf	1,561	514
Vatryggingafelag Islands hf	4,968	575
		11,895
Japan 0.9%
Mitsubishi UFJ Financial Group Inc.	195	1,115
Mizuho Financial Group Inc.	407	686
Resona Holdings Inc.	55	297
Sumitomo Mitsui Financial Group Inc.	24	944
Sumitomo Mitsui Trust Holdings Inc.	13	496
		3,538
Serbia 0.0%
Komercijalna banka ad Beograd (b)	4	85
Singapore 0.4%
Yoma Strategic Holdings Ltd.	6,170	1,673
South Korea 1.0%
Honam Petrochemical Corp.	—	94
Hyundai Heavy Industries Co. Ltd. (b)	—	11
Hyundai Mobis	1	133
Hyundai Motor Co.	1	149
KB Financial Group Inc.	3	143
Korea Zinc Co. Ltd.	—	86
KT&G Corp.	1	112
LG Chem Ltd.	—	96
LG Corp.	1	78
LG Electronics Inc.	1	89
LG Household & Health Care Ltd.	—	133
NHN Corp.	—	300
POSCO	—	117
Samsung Biologics Co. Ltd. (b)	—	117
Samsung C&T Corp.	1	114
Samsung Electronics Co. Ltd.	14	568
Samsung Fire & Marine Insurance Co. Ltd.	—	95
Samsung Life Insurance Co. Ltd.	1	114
Samsung SDI Co. Ltd.	1	115
Samsung SDS Co. Ltd.	1	113
Shinhan Financial Group Co. Ltd.	2	93
SK C&C Co. Ltd.	—	93
SK Hynix Inc.	4	311
SK Innovation Co. Ltd.	1	93
SK Telecom Co. Ltd.	1	115
S-Oil Corp.	1	84
Woori Bank	6	93
		3,659
Vietnam 1.3%
Bank for Foreign Trade of Vietnam JSC	121	306
Bank for Investment and Development of Vietnam JSC	67	76
Bao Viet Holdings	23	80
Binh Minh Plastics JSC	37	93
Coteccons Construction JSC	19	127
Danang Rubber JSC	10	10
Domesco Medical Import Export JSC	47	185
HA TIEN 1 Cement JSC	31	16
Hoa Phat Group JSC (b)	175	292
Hoa Sen Group	23	12
KIDO Group Corp.	53	78
KinhBac City Development Share Holding Corp. (b)	74	38
Masan Group Corp. (b)	137	469
PetroVietnam Drilling and Well Services JSC (b)	38	22
PetroVietnam Fertilizer & Chemicals JSC	55	41
PetroVietnam Gas JSC	24	91
PetroVietnam Nhon Trach 2 Power JSC	127	160
PetroVietnam Technical Service JSC	91	69
Pha Lai Thermal Power JSC	31	24
Refrigeration Electrical Engineering Corp.	102	141
Saigon - Hanoi Commercial JSB (b)	135	48

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Saigon Securities Inc.	96	118
Saigon Thuong Tin Commercial JSB (b)	213	107
Tan Tao Investment & Industry JSC (b)	153	18
Viet Capital Securities JSC (b)	45	162
Vietnam Construction and Import-Export JSC	44	32
Vietnam Dairy Products JSC	65	482
Vietnam JSC Bank for Industry and Trade	21	22
Vietnam Prosperity JSC Bank (d)	293	391
Vietnam Technological & Commercial JSC Bank (b)	37	157
Vingroup JSC (b)	194	910
		4,777
Total Common Stocks (cost $26,922)		27,640
SHORT TERM INVESTMENTS 26.0%
Investment Companies 9.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (h) (i)	34,931	34,931
Treasury Securities 16.9%
Egypt Treasury Bill
16.96%, 07/10/18, EGP (j)	40,875	2,273
17.00%, 07/17/18, EGP (j)	81,925	4,540
16.82%, 07/24/18, EGP (j)	52,450	2,896
16.67%, 07/31/18, EGP (j)	21,675	1,192
15.89%, 08/14/18, EGP (j)	26,200	1,431
16.10%, 08/21/18, EGP (j)	9,550	520
16.43%, 09/04/18, EGP (j)	58,950	3,186
16.29%, 09/11/18, EGP (j)	34,875	1,878
16.31%, 09/18/18, EGP (j)	8,100	435
16.39%, 09/25/18, EGP (j)	5,075	271
16.14%, 10/02/18, EGP (j)	16,375	872
Kazakhstan Treasury Bill
7.95%, 07/27/18, KZT (j)	571,569	1,665
7.69%, 09/28/18, KZT (j)	114,343	328
Letras Banco Central Argentina Treasury Bill
24.19%, 07/18/18, ARS (j)	25,600	869
32.92%, 10/17/18, ARS (j)	11,000	339
Nigeria Treasury Bill
17.04%, 07/05/18, NGN (j)	191,340	529
16.97%, 07/12/18, NGN (j)	69,580	192
17.07%, 07/19/18, NGN (j)	190,220	523
11.80%, 07/26/18, NGN (j)	872,252	2,391
10.82%, 08/02/18, NGN (j)	1,255,411	3,432
13.53%, 08/09/18, NGN (j)	232,110	633
14.23%, 08/09/18, NGN (j)	376,411	1,009
10.75%, 08/16/18, NGN (j)	233,633	636
12.99%, 08/16/18, NGN (j)	278,531	759
17.30%, 08/16/18, NGN (j)	45,510	124
13.39%, 08/23/18, NGN (j)	5,742	16
11.98%, 08/30/18, NGN (j)	229,006	621
14.10%, 09/06/18, NGN (j)	503,395	1,360
16.93%, 09/13/18, NGN (j)	244,690	660
14.33%, 09/20/18, NGN (j)	260,638	701
16.02%, 09/20/18, NGN (j)	227,530	612
14.15%, 09/27/18, NGN (j)	159,372	427
14.08%, 10/04/18, NGN (j)	130,319	349
12.67%, 10/11/18, NGN (j)	144,041	384
12.77%, 10/18/18, NGN (j)	144,041	383
14.00%, 10/18/18, NGN (j)	74,468	198

	Shares/Par[1]	Value ($)
14.03%, 10/18/18, NGN (j)	343,523	915
13.17%, 10/25/18, NGN (j)	498,624	1,324
11.96%, 11/01/18, NGN (j)	273,630	725
13.41%, 11/01/18, NGN (j)	379,562	1,007
12.35%, 11/08/18, NGN (j)	82,812	219
12.40%, 11/15/18, NGN (j)	112,924	298
14.38%, 11/22/18, NGN (j)	302,040	815
14.16%, 11/29/18, NGN (j)	251,700	661
12.22%, 12/06/18, NGN (j)	329,237	862
11.45%, 12/13/18, NGN (j)	143,100	374
12.00%, 12/27/18 - 01/31/19, NGN (j)	419,246	1,083
12.07%, 01/10/19 - 01/17/19, NGN (j)	1,755,362	4,535
13.71%, 01/17/19, NGN (j)	558,511	1,442
11.95%, 01/03/19 - 01/24/19, NGN (j)	474,035	1,221
U.S. Treasury Bill
1.75%, 07/19/18 (j) (k)	2,000	1,998
1.90%, 08/23/18 - 09/27/18 (j) (k)	8,500	8,468
		64,581
Total Short Term Investments (cost $100,430)		99,512
Total Investments 95.2% (cost $362,278)		364,331
Total Purchased Options 1.5% (cost $6,001)		5,656
Other Derivative Instruments 1.5%		5,663
Other Assets and Liabilities, Net 1.8%		7,195
Total Net Assets 100.0%		382,845

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Non-income producing security.

(c) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.3% of the Fund’s net assets.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(j) The coupon rate represents the yield to maturity.

(k) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
5-Year USD Deliverable Interest Rate Swap	(10)	September 2018		(965)	—	(4)
90-Day Eurodollar	860	December 2018		209,666	—	(342)
90-Day Eurodollar	(860)	December 2019		(209,029)	22	404
Euro STOXX 50	(40)	September 2018	EUR	(1,390)	(19)	39
Euro-OAT	(120)	September 2018	EUR	(18,362)	(58)	(209)
					(55)	(112)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers' Acceptance (S)	Paying	2.49	02/05/23	CAD	15,140	(17)	25
3M Canada Bankers' Acceptance (S)	Paying	2.51	02/05/23	CAD	7,620	(9)	17
3M Canada Bankers' Acceptance (S)	Paying	2.42	03/06/23	CAD	1,800	(2)	(1)
3M Canada Bankers' Acceptance (Q)	Paying	2.39	03/14/23	CAD	4,595	(5)	(9)
3M Canada Bankers' Acceptance (Q)	Paying	2.40	03/14/23	CAD	5,974	(7)	(10)
3M EURIBOR (Q)	Receiving	(0.09)	03/25/20	EUR	25,489	(2)	(43)
3M EURIBOR (Q)	Receiving	(0.09)	03/25/20	EUR	25,489	(2)	(43)
3M EURIBOR (Q)	Receiving	(0.11)	03/26/20	EUR	8,248	(1)	(12)
3M EURIBOR (Q)	Receiving	(0.10)	03/27/20	EUR	8,248	—	(12)
3M EURIBOR (Q)	Receiving	(0.11)	03/27/20	EUR	8,248	(1)	(12)
3M EURIBOR (Q)	Receiving	(0.11)	03/29/20	EUR	16,247	(1)	(22)
3M EURIBOR (Q)	Receiving	(0.12)	04/03/20	EUR	24,577	(1)	(30)
3M EURIBOR (Q)	Receiving	(0.11)	04/05/20	EUR	8,413	—	(11)
3M EURIBOR (Q)	Receiving	(0.11)	04/06/20	EUR	8,413	—	(11)
3M EURIBOR (Q)	Receiving	(0.09)	04/15/20	EUR	57,648	(3)	(87)
3M LIBOR (Q)	Receiving	2.78	04/10/23		414	—	2
3M LIBOR (Q)	Receiving	2.75	04/12/23		257	—	1
3M LIBOR (Q)	Receiving	2.99	06/22/23		480	—	(1)
3M LIBOR (Q)	Receiving	2.89	06/27/23		825	—	—
3M LIBOR (Q)	Receiving	2.18	09/19/27		9,823	3	595
3M LIBOR (Q)	Receiving	2.68	01/30/28		2,500	1	52
3M LIBOR (Q)	Receiving	2.72	01/31/28		140	—	2
3M LIBOR (Q)	Receiving	2.74	02/01/28		2,985	1	47
3M LIBOR (Q)	Receiving	2.84	02/09/28		93	—	1
3M LIBOR (Q)	Receiving	2.82	04/12/28		100	—	1
3M LIBOR (Q)	Receiving	2.80	04/13/28		100	—	1
3M LIBOR (Q)	Receiving	2.89	04/18/28		157	—	—
3M LIBOR (Q)	Receiving	3.02	05/10/28		920	—	(11)
3M LIBOR (Q)	Receiving	3.01	05/29/28		965	—	(7)
3M LIBOR (Q)	Receiving	2.94	06/05/28		321	—	—
3M LIBOR (Q)	Receiving	2.96	06/07/28		278	—	(1)
3M LIBOR (Q)	Receiving	3.00	06/12/28		450	—	(3)
3M LIBOR (Q)	Receiving	3.02	06/14/28		569	—	(5)
3M LIBOR (Q)	Receiving	2.94	06/27/28		260	—	—
3M LIBOR (Q)	Receiving	2.99	07/03/38		2,667	2	2
3M LIBOR (Q)	Receiving	3.12	05/17/48		250	—	(10)
3M LIBOR (Q)	Receiving	3.12	05/18/48		482	—	(18)
3M LIBOR (Q)	Receiving	3.12	05/23/48		540	—	(21)
3M LIBOR (Q)	Receiving	3.02	05/29/48		184	—	(3)
3M LIBOR (A)	Paying	1.75	07/31/20		1,732	—	(37)
3M LIBOR (S)	Paying	1.74	08/12/20		4,368	—	(96)
3M LIBOR (S)	Paying	1.62	08/14/20		4,650	—	(114)
3M LIBOR (S)	Paying	1.68	08/17/20		4,631	—	(108)
3M LIBOR (S)	Paying	1.55	09/23/20		310	—	(9)
3M LIBOR (S)	Paying	1.42	10/28/20		2,230	—	(70)
3M LIBOR (S)	Paying	1.43	10/28/20		2,230	—	(70)
3M LIBOR (S)	Paying	1.54	11/05/20		2,295	—	(67)
3M LIBOR (S)	Paying	1.56	11/09/20		2,221	—	(65)
3M LIBOR (S)	Paying	1.67	11/12/20		3,036	—	(81)
3M LIBOR (S)	Paying	1.11	02/23/21		1,343	—	(60)
3M LIBOR (S)	Paying	1.17	02/25/21		1,303	—	(56)
3M LIBOR (S)	Paying	1.59	04/12/26		1,275	—	(118)
3M LIBOR (S)	Paying	1.59	04/12/26		935	—	(86)
3M LIBOR (S)	Paying	1.68	05/06/26		1,800	(1)	(156)
3M LIBOR (S)	Paying	1.68	05/06/26		1,800	(1)	(156)
3M LIBOR (S)	Paying	1.66	05/09/26		901	—	(79)
3M LIBOR (S)	Paying	1.69	06/03/26		1,720	(1)	(149)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.76	02/09/23	NZD	4,830	(6)	(39)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.75	02/09/23	NZD	6,650	(8)	(53)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.74	02/13/23	NZD	12,000	(15)	(91)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.73	02/16/23	NZD	13,700	(17)	(99)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.73	02/20/23	NZD	5,400	(7)	(40)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.74	02/22/23	NZD	5,360	(7)	(41)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.49	05/11/27	NZD	9,850	(12)	(293)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.24	05/22/27	NZD	14,000	(18)	(226)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.17	06/26/27	NZD	12,860	(15)	(154)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.13	01/09/28	NZD	7,000	(7)	(55)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.13	01/09/28	NZD	7,000	(7)	(56)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.15	01/11/28	NZD	10,000	(12)	(91)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.20	01/12/28	NZD	7,000	(8)	(86)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.24	06/07/28	NZD	3,000	(3)	(40)
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	4.96	04/29/24	NZD	6,530	10	592
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	4.05	06/16/25	NZD	5,278	8	271
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	4.05	06/16/25	NZD	3,210	5	165
3M Stockholm Interbank Offered Rate (A)	Paying	0.04	03/27/20	SEK	108,910	(1)	16
3M Stockholm Interbank Offered Rate (A)	Paying	0.05	03/29/20	SEK	169,089	(1)	25
3M Stockholm Interbank Offered Rate (A)	Paying	0.03	04/03/20	SEK	168,675	(1)	21
3M Stockholm Interbank Offered Rate (A)	Paying	0.02	04/05/20	SEK	172,238	(1)	18
3M Stockholm Interbank Offered Rate (A)	Paying	0.03	04/06/20	SEK	85,581	(1)	10
3M Stockholm Interbank Offered Rate (A)	Paying	0.02	04/08/20	SEK	169,918	(1)	18
3M Stockholm Interbank Offered Rate (A)	Paying	0.02	04/09/20	SEK	169,918	(1)	18
3M Stockholm Interbank Offered Rate (A)	Paying	0.03	04/09/20	SEK	169,918	(1)	18
3M Stockholm Interbank Offered Rate (A)	Paying	0.04	04/15/20	SEK	105,144	(1)	13
6M Australian Bank Bill Short Term Rate (S)	Paying	2.66	06/15/27	AUD	7,154	—	(53)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.78	12/19/46	JPY	241,860	1	12
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.85	06/19/47	JPY	49,000	—	(5)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.86	06/19/47	JPY	49,000	—	(5)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.92	09/18/47	JPY	194,000	1	(48)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.89	09/18/47	JPY	225,000	1	(37)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.89	09/18/47	JPY	241,000	1	(42)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.96	12/18/47	JPY	190,075	1	(62)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	12/18/47	JPY	198,000	1	(62)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	12/18/47	JPY	441,000	2	(130)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	12/18/47	JPY	506,535	3	(151)
6M Budapest Interbank Offered Rate (S)	Receiving	1.27	12/13/21	HUF	406,479	6	18
6M Budapest Interbank Offered Rate (S)	Receiving	1.46	01/12/22	HUF	753,650	12	23
6M Budapest Interbank Offered Rate (S)	Receiving	1.44	01/13/22	HUF	693,350	10	23
6M Budapest Interbank Offered Rate (S)	Receiving	1.25	02/06/23	HUF	650,326	14	74
6M Budapest Interbank Offered Rate (S)	Receiving	1.27	02/07/23	HUF	631,444	12	71
6M Budapest Interbank Offered Rate (S)	Receiving	1.32	02/09/23	HUF	815,810	16	84
6M Budapest Interbank Offered Rate (S)	Receiving	1.19	03/12/23	HUF	192,000	4	25
6M Budapest Interbank Offered Rate (S)	Receiving	1.15	03/13/23	HUF	96,000	2	13
6M Budapest Interbank Offered Rate (S)	Receiving	1.82	06/15/23	HUF	890,226	19	34
6M Budapest Interbank Offered Rate (S)	Receiving	1.89	06/18/23	HUF	181,774	4	5
6M Budapest Interbank Offered Rate (S)	Receiving	1.92	07/28/26	HUF	636,700	17	128
6M Budapest Interbank Offered Rate (S)	Receiving	1.94	08/01/26	HUF	448,000	11	89
6M Budapest Interbank Offered Rate (S)	Receiving	1.94	09/21/26	HUF	171,688	4	35
6M Budapest Interbank Offered Rate (S)	Receiving	1.93	09/21/26	HUF	176,090	4	37
6M Budapest Interbank Offered Rate (S)	Receiving	1.89	09/21/26	HUF	434,356	11	95
6M Budapest Interbank Offered Rate (S)	Receiving	2.14	10/13/26	HUF	174,916	4	27
6M Budapest Interbank Offered Rate (S)	Receiving	2.04	10/20/26	HUF	460,887	12	86
6M Budapest Interbank Offered Rate (S)	Receiving	2.08	10/28/26	HUF	181,556	5	32
6M Budapest Interbank Offered Rate (S)	Receiving	2.18	11/03/26	HUF	182,148	5	27
6M Budapest Interbank Offered Rate (S)	Receiving	2.15	11/07/26	HUF	178,600	5	28
6M Budapest Interbank Offered Rate (S)	Receiving	2.12	11/08/26	HUF	177,417	5	29
6M Budapest Interbank Offered Rate (S)	Receiving	2.14	11/10/26	HUF	488,487	13	77
6M Budapest Interbank Offered Rate (S)	Receiving	2.66	02/08/27	HUF	592,700	17	20
6M Budapest Interbank Offered Rate (S)	Receiving	2.09	02/07/28	HUF	114,925	3	30
6M Budapest Interbank Offered Rate (S)	Receiving	2.18	02/07/28	HUF	170,259	5	39
6M Budapest Interbank Offered Rate (S)	Receiving	2.12	02/07/28	HUF	344,338	9	86
6M Budapest Interbank Offered Rate (S)	Receiving	2.20	02/08/28	HUF	173,664	5	39
6M Budapest Interbank Offered Rate (S)	Receiving	2.23	02/09/28	HUF	332,834	9	71

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M Budapest Interbank Offered Rate (S)	Receiving	2.82	06/15/28	HUF	72,386	2	3
6M Budapest Interbank Offered Rate (S)	Receiving	2.97	06/18/28	HUF	170,084	5	(1)
6M EURIBOR (S)	Receiving	0.25	09/20/22	EUR	15,842	2	(145)
6M EURIBOR (S)	Receiving	1.00	03/21/23	EUR	800	—	(8)
6M EURIBOR (S)	Receiving	0.45	05/16/23	EUR	100	—	(1)
6M EURIBOR (S)	Receiving	0.43	05/22/23	EUR	1,317	—	(7)
6M EURIBOR (S)	Receiving	0.95	04/12/28	EUR	159	—	(2)
6M EURIBOR (S)	Receiving	1.64	02/27/48	EUR	4,100	(14)	(221)
6M EURIBOR (S)	Receiving	1.47	04/05/48	EUR	223	(1)	(1)
6M EURIBOR (S)	Receiving	1.36	04/05/48	EUR	625	(2)	(3)
6M EURIBOR (S)	Receiving	1.60	05/18/48	EUR	1,451	(5)	(61)
6M EURIBOR (S)	Receiving	1.59	05/24/48	EUR	100	—	(4)
6M EURIBOR (S)	Receiving	1.54	05/29/48	EUR	702	(2)	(17)
6M EURIBOR (S)	Receiving	1.46	05/31/48	EUR	137	—	—
6M EURIBOR (S)	Receiving	1.50	06/04/48	EUR	136	—	(2)
6M EURIBOR (A)	Paying	0.47	02/27/23	EUR	19,820	(2)	283
6M EURIBOR (A)	Paying	0.98	03/29/28	EUR	8,500	1	118
6M EURIBOR (A)	Paying	1.05	04/25/28	EUR	8,400	1	178
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.41	12/13/21	PLN	5,932	(1)	12
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.46	01/12/22	PLN	11,203	(1)	25
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.44	01/13/22	PLN	11,587	(1)	24
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.73	02/06/23	PLN	9,094	(2)	40
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.69	02/07/23	PLN	9,007	(2)	34
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.63	02/09/23	PLN	11,069	(2)	33
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.51	06/15/23	PLN	8,504	(2)	7
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.53	06/18/23	PLN	3,446	(1)	4
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.23	07/28/26	PLN	8,990	(3)	(87)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.22	08/01/26	PLN	6,486	(2)	(64)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.28	09/21/26	PLN	2,348	(1)	(21)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.30	09/21/26	PLN	8,687	(3)	(49)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.49	10/13/26	PLN	2,483	(1)	(13)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.47	10/19/26	PLN	2,524	(1)	(14)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.43	10/20/26	PLN	2,770	(1)	(18)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.44	10/20/26	PLN	3,785	(2)	(23)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.47	10/28/26	PLN	2,600	(1)	(15)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.56	11/02/26	PLN	2,600	(1)	(11)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.54	11/07/26	PLN	2,600	(1)	(12)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.50	11/08/26	PLN	2,600	(1)	(14)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.52	11/10/26	PLN	7,186	(3)	(35)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.00	02/08/27	PLN	6,981	(3)	23
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.12	02/07/28	PLN	2,429	(1)	13
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.14	02/07/28	PLN	1,612	(1)	2
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.17	02/07/28	PLN	4,912	(3)	33
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.10	02/08/28	PLN	2,429	(1)	12
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.08	02/09/28	PLN	4,678	(2)	20
6M Singapore Interbank Offered Rate (S)	Paying	2.27	06/04/23	SGD	22,320	—	(35)
Brazil Interbank Deposit Rate (A)	Receiving	7.63	01/02/20	BRL	26,935	(3)	51
Brazil Interbank Deposit Rate (A)	Receiving	7.73	01/02/20	BRL	14,262	(2)	21
Brazil Interbank Deposit Rate (A)	Receiving	7.99	01/02/20	BRL	13,551	(1)	8
Brazil Interbank Deposit Rate (A)	Receiving	8.26	01/02/20	BRL	4,303	—	—
Brazil Interbank Deposit Rate (A)	Receiving	8.33	01/02/20	BRL	13,281	(1)	(4)
Brazil Interbank Deposit Rate (A)	Receiving	8.34	01/02/20	BRL	12,471	(1)	(4)
Brazil Interbank Deposit Rate (A)	Receiving	8.37	01/02/20	BRL	27,682	(10)	(11)
Brazil Interbank Deposit Rate (A)	Receiving	8.44	01/02/20	BRL	27,706	(3)	(20)
Brazil Interbank Deposit Rate (A)	Receiving	8.52	01/02/20	BRL	25,129	(3)	(24)
Brazil Interbank Deposit Rate (A)	Receiving	8.59	01/02/20	BRL	24,774	(3)	(34)
Brazil Interbank Deposit Rate (A)	Receiving	8.75	01/02/20	BRL	12,702	(1)	(23)
Brazil Interbank Deposit Rate (A)	Receiving	8.80	01/02/20	BRL	21,238	(2)	(42)
Brazil Interbank Deposit Rate (A)	Receiving	8.86	01/02/20	BRL	4,986	(1)	(11)
Brazil Interbank Deposit Rate (A)	Receiving	8.95	01/02/20	BRL	13,655	(1)	(34)
Brazil Interbank Deposit Rate (A)	Receiving	9.01	01/02/20	BRL	12,904	(1)	(36)
Brazil Interbank Deposit Rate (A)	Paying	9.26	01/02/23	BRL	19,660	8	(157)
Brazil Interbank Deposit Rate (A)	Paying	9.27	01/02/23	BRL	27,592	11	(218)
Brazil Interbank Deposit Rate (A)	Paying	9.29	01/02/23	BRL	18,852	7	(144)
Brazil Interbank Deposit Rate (A)	Paying	9.31	01/02/23	BRL	9,248	4	(69)
Brazil Interbank Deposit Rate (A)	Paying	9.33	01/02/23	BRL	9,047	4	(66)
Brazil Interbank Deposit Rate (A)	Paying	9.36	01/02/23	BRL	10,295	4	(72)
Brazil Interbank Deposit Rate (A)	Paying	10.72	01/02/23	BRL	12,769	4	11
Brazil Interbank Deposit Rate (A)	Paying	11.06	01/02/23	BRL	1,866	1	6
Brazil Interbank Deposit Rate (A)	Paying	11.06	01/02/23	BRL	6,006	2	21

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Brazil Interbank Deposit Rate (A)	Paying	11.09	01/02/23	BRL	10,059	3	37
Brazil Interbank Deposit Rate (A)	Paying	11.16	01/02/23	BRL	2,357	1	10
Brazil Interbank Deposit Rate (A)	Paying	11.24	01/02/23	BRL	6,121	2	29
Harmonised Index of Consumer Prices (A)	Receiving	1.57	08/15/32	EUR	1,778	—	46
Harmonised Index of Consumer Prices (A)	Receiving	1.59	08/15/32	EUR	1,783	—	40
Harmonised Index of Consumer Prices (A)	Receiving	1.60	08/15/32	EUR	1,741	—	34
Harmonised Index of Consumer Prices (A)	Receiving	1.64	10/15/32	EUR	1,751	—	25
Harmonised Index of Consumer Prices (A)	Receiving	1.74	02/15/33	EUR	86	—	—
Harmonised Index of Consumer Prices (A)	Paying	1.79	08/15/42	EUR	1,741	—	(61)
Harmonised Index of Consumer Prices (A)	Paying	1.77	08/15/42	EUR	1,778	—	(74)
Harmonised Index of Consumer Prices (A)	Paying	1.78	08/15/42	EUR	1,783	—	(72)
Harmonised Index of Consumer Prices (A)	Paying	1.85	10/15/42	EUR	1,751	—	(34)
Harmonised Index of Consumer Prices (A)	Paying	1.93	02/15/43	EUR	86	—	1
Harmonised Index of Consumer Prices (A)	Paying	1.90	08/04/47	EUR	469	—	(13)
Harmonised Index of Consumer Prices (A)	Paying	1.89	08/07/47	EUR	29	—	(1)
Korean Won 3M Certificate of Deposit (Q)	Paying	2.28	06/20/28	KRW	1,358,530	(1)	6
Mexican Interbank Rate (M)	Receiving	7.67	12/02/27	MXN	84,100	11	99
Mexican Interbank Rate (M)	Receiving	7.67	12/03/27	MXN	84,500	12	100
Mexican Interbank Rate (M)	Receiving	7.80	12/06/27	MXN	110,130	15	79
Mexican Interbank Rate (M)	Paying	7.70	12/12/19	MXN	338,100	(9)	(117)
Mexican Interbank Rate (M)	Paying	7.72	12/13/19	MXN	332,600	(9)	(112)
Mexican Interbank Rate (M)	Paying	7.92	12/16/19	MXN	395,160	(12)	(75)
US CPURNSA (A)	Receiving	2.42	02/06/43		609	—	(6)
US CPURNSA (A)	Receiving	2.15	08/04/47		374	—	25
US CPURNSA (A)	Receiving	2.16	08/04/47		631	—	40
US CPURNSA (A)	Receiving	2.13	08/22/47		797	(1)	56
US CPURNSA (A)	Receiving	2.15	08/25/47		792	(1)	53
US CPURNSA (A)	Receiving	2.15	09/01/47		790	(1)	53
US CPURNSA (A)	Receiving	2.22	10/05/47		688	—	34
US CPURNSA (A)	Paying	2.41	02/06/33		609	—	1
						42	(1,299)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.EM.29 (Q)	1.00	06/20/23	735	29	—	15
Federation of Malaysia, 1.00%, 12/20/22 (Q)	1.00	06/20/23	50,000	194	(119)	811
Republic of Chile, 3.88%, 08/05/20 (Q)	1.00	06/20/23	643	(12)	—	4
Republic of Chile, 3.88%, 08/05/20 (Q)	1.00	06/20/23	1,550	(28)	—	8
Republic of Chile, 3.88%, 08/05/20 (Q)	1.00	06/20/23	4,875	(88)	1	22
Republic of Colombia, 10.38%, 01/28/33 (Q)	1.00	06/20/23	4,559	49	(3)	31
Republic of Colombia, 10.38%, 01/28/33 (Q)	1.00	06/20/23	2,431	26	(2)	15
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	3,609	66	(6)	25
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	2,989	55	(4)	19
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	8,802	161	(12)	63
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	4,401	81	(6)	28
State of Qatar, 9.75%, 06/15/30 (Q)	1.00	12/20/22	2,380	(12)	(2)	(12)
United Mexican States, 4.15%, 03/28/27 (Q)	1.00	06/20/23	5,102	81	9	31
United Mexican States, 4.15%, 03/28/27 (Q)	1.00	06/20/23	13,993	221	26	(33)
				823	(118)	1,027

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Foreign Currency Options
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	6.86	08/09/18	17,500,000	29
Chinese Offshore Yuan versus USD ‡	BOA	Call	CNH	6.93	06/28/19	11,000,000	140
Chinese Offshore Yuan versus USD ‡	BOA	Call	CNH	7.40	11/12/18	16,700,000	17
Chinese Offshore Yuan versus USD ‡	CGM	Call	CNH	6.85	07/23/18	16,000,000	13
Chinese Offshore Yuan versus USD ‡	CIT	Call	CNH	7.45	11/09/18	17,000,000	14
Chinese Offshore Yuan versus USD ‡	CIT	Call	CNH	6.87	12/27/18	11,578,000	91
Chinese Offshore Yuan versus USD ‡	DUB	Call	CNH	7.40	11/12/18	3,840,000	4
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	7.40	11/12/18	11,900,000	12

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]		Value ($)
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	6.75	12/27/18		10,622,000	127
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	6.93	06/28/19		4,600,000	59
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	6.95	06/28/19		6,200,000	75
Chinese Offshore Yuan versus USD ‡	JPM	Call	CNH	7.45	11/09/18		15,440,000	13
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	6.96	08/20/18		9,660,000	10
Euro versus USD ‡	BNP	Call	EUR	0.88	02/28/22		19,106,000	73
Euro versus USD ‡	GSC	Call	EUR	0.87	02/24/22		19,130,000	64
Mexican Peso versus USD ‡	CGM	Call	MXN	21.32	05/06/19		3,440,000	153
Mexican Peso versus USD ‡	CIT	Call	MXN	21.32	05/06/19		7,230,000	322
Mexican Peso versus USD ‡	GSC	Call	MXN	21.32	05/06/19		3,440,000	153
Mexican Peso versus USD ‡	GSC	Call	MXN	21.32	05/07/19		7,960,000	355
Chinese Offshore Yuan versus USD ‡	BOA	Put	CNH	6.42	06/28/19		11,000,000	65
Chinese Offshore Yuan versus USD ‡	GSC	Put	CNH	6.42	06/28/19		4,600,000	27
Euro versus CHF ‡	GSC	Put	CHF	1.12	07/10/18	EUR	6,922,000	1
Euro versus SEK ‡	BNP	Put	SEK	9.96	04/15/19	EUR	5,985,000	51
Euro versus SEK ‡	CIT	Put	SEK	9.96	04/12/19	EUR	7,250,000	60
Euro versus SEK ‡	CIT	Put	SEK	9.58	04/12/19	EUR	5,440,000	15
Euro versus SEK ‡	DUB	Put	SEK	9.56	04/23/19	EUR	8,410,000	23
Euro versus USD ‡	BNP	Put		1.13	05/29/19	EUR	14,236,000	171
Euro versus USD ‡	BNP	Put		1.22	02/27/20	EUR	8,182,000	365
Euro versus USD ‡	CIT	Put		1.21	02/27/20	EUR	16,406,000	655
Euro versus USD ‡	GSC	Put		1.14	05/27/19	EUR	12,203,000	180
Euro versus USD ‡	GSC	Put		1.21	02/27/20	EUR	8,182,000	333
								3,670
Index Options
Euro Stoxx 50 Index	GSC	Call	EUR	3,560.00	06/16/23		1,100	291
FTSE 100 Index	GSC	Call	GBP	6,275.00	02/15/22		299	412
								703
Interest Rate Swaptions[11]
3M LIBOR, 07/03/38	BOA	Call		3.00	06/29/28		10,255,000	586
3M LIBOR, 07/03/38	BOA	Put		3.00	06/29/28		10,255,000	578
6M EURIBOR, 05/17/49	GSC	Put		1.91	05/15/19	EUR	11,435,000	119
								1,283

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.

Forward Foreign Currency Contracts

Purchased/ Sold		Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD		JPM	07/05/18	ARS	39,162	1,351	(169)
ARS/USD		CIT	07/18/18	ARS	18,589	632	(33)
ARS/USD		BNP	07/20/18	ARS	22,937	778	(305)
ARS/USD		JPM	07/20/18	ARS	18,589	631	(248)
ARS/USD		JPM	08/03/18	ARS	39,162	1,308	(3)
ARS/USD		BNP	08/21/18	ARS	40,334	1,324	(66)
AUD/USD		CIT	07/09/18	AUD	1,362	1,007	(12)
AUD/USD		CIT	07/10/18	AUD	3,380	2,500	(98)
AUD/USD		GSC	07/26/18	AUD	3,914	2,895	(64)
AUD/USD		JPM	07/26/18	AUD	6,731	4,979	(208)
AUD/USD		GSC	09/05/18	AUD	1,500	1,110	(27)
AUD/USD		BNP	09/13/18	AUD	14,304	10,583	(273)
CNY/USD		CIT	07/11/18	CNY	21,319	3,217	(160)
CNY/USD		CIT	07/16/18	CNY	17,090	2,579	(131)
CNY/USD		DUB	07/16/18	CNY	11,300	1,705	(88)
COP/USD		BNP	07/27/18	COP	6,608,563	2,252	(87)
COP/USD		BOA	08/30/18	COP	26,536,935	9,030	(98)
COP/USD		SCB	08/30/18	COP	694,553	236	(1)
COP/USD		BOA	08/31/18	COP	7,945,642	2,704	(39)
COP/USD		CIT	09/10/18	COP	9,725,040	3,307	(116)
COP/USD		CIT	09/14/18	COP	3,697,418	1,257	(33)
COP/USD		SCB	09/17/18	COP	3,632,912	1,235	(33)
COP/USD		SCB	09/24/18	COP	3,452,384	1,173	(4)
CZK/EUR		GSC	08/09/18	EUR	(2,743)	(3,209)	(64)
CZK/EUR		JPM	09/20/18	EUR	(13,302)	(15,616)	(319)
DOP/USD	*	CIT	07/26/18	DOP	46,633	928	(14)
EGP/USD		CIT	07/16/18	EGP	50,340	2,802	16
EUR/CZK		GSC	08/09/18	CZK	(69,915)	(3,145)	36
EUR/CZK		JPM	09/20/18	CZK	(339,339)	(15,297)	163
EUR/USD		GSC	07/12/18	EUR	3,403	3,976	(225)
EUR/USD		GSC	07/19/18	EUR	385	450	(28)
EUR/USD		SCB	08/23/18	EUR	2,310	2,706	(131)
EUR/USD		GSC	09/26/18	EUR	1,660	1,950	1
EUR/USD		SCB	09/27/18	EUR	230	270	(7)
EUR/USD		DUB	11/15/18	EUR	610	720	(1)
EUR/HUF		CIT	07/12/18	HUF	(644,279)	(2,282)	122
EUR/HUF		CIT	07/19/18	HUF	(282,450)	(1,001)	8
EUR/HUF		GSC	07/31/18	HUF	(292,950)	(1,039)	7
EUR/PLN		CIT	07/12/18	PLN	(8,666)	(2,312)	107
EUR/PLN		CIT	07/20/18	PLN	(685)	(183)	8
EUR/RON		CIT	01/23/19	RON	(8,523)	(2,118)	(25)
EUR/RON		DUB	01/23/19	RON	(8,600)	(2,137)	(27)
EUR/RON		JPM	01/23/19	RON	(5,211)	(1,295)	(13)
EUR/RON		BNP	01/28/19	RON	(5,013)	(1,245)	(19)
EUR/RON		DUB	01/28/19	RON	(7,101)	(1,764)	(22)
EUR/RON		BNP	02/01/19	RON	(9,538)	(2,369)	(27)
EUR/RON		CIT	02/01/19	RON	(16,737)	(4,157)	(49)
EUR/RON		DUB	02/01/19	RON	(3,411)	(847)	(10)
EUR/RON		SCB	02/08/19	RON	(1,000)	(248)	—
EUR/RON		DUB	02/14/19	RON	(1,529)	(379)	(3)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/RON	SCB	02/14/19	RON	(765)	(190)	(1)
EUR/RON	JPM	02/19/19	RON	(5,930)	(1,472)	(10)
EUR/RON	BNP	02/20/19	RON	(7,655)	(1,900)	(14)
EUR/RON	DUB	02/20/19	RON	(5,359)	(1,330)	(10)
EUR/RON	CIT	02/22/19	RON	(5,362)	(1,331)	(10)
EUR/RON	DUB	02/22/19	RON	(4,789)	(1,189)	(9)
EUR/RON	SCB	02/22/19	RON	(415)	(103)	—
HUF/EUR	CIT	07/12/18	EUR	(2,075)	(2,423)	(141)
HUF/EUR	CIT	07/19/18	EUR	(910)	(1,063)	(62)
IDR/USD	BNP	08/31/18	IDR	23,552,000	1,630	(41)
IDR/USD	SCB	08/31/18	IDR	23,146,000	1,601	(42)
IDR/USD	CIT	09/10/18	IDR	20,085,000	1,388	(44)
IDR/USD	DUB	09/10/18	IDR	16,705,000	1,154	(35)
ILS/USD	GSC	07/09/18	ILS	35,466	9,704	(110)
ILS/USD	JPM	07/13/18	ILS	6,544	1,791	(18)
ILS/USD	GSC	09/12/18	ILS	34,110	9,377	(247)
INR/USD	BNP	08/31/18	INR	183,142	2,654	(11)
JPY/USD	SCB	08/03/18	JPY	545,454	4,929	(20)
JPY/USD	SCB	09/19/18	JPY	516,546	4,684	(17)
KRW/USD	GSC	07/16/18	KRW	8,116,500	7,285	(348)
KRW/USD	DUB	08/29/18	KRW	497,050	447	(15)
KZT/USD	CIT	07/02/18	KZT	152,638	447	(1)
KZT/USD	DUB	07/09/18	KZT	579,430	1,696	(91)
KZT/USD	DUB	07/10/18	KZT	61,599	180	3
KZT/USD	SCB	07/12/18	KZT	776,589	2,272	(40)
KZT/USD	GSC	07/16/18	KZT	307,830	900	(22)
KZT/USD	CIT	07/30/18	KZT	137,438	401	2
KZT/USD	DUB	08/27/18	KZT	1,289,273	3,736	73
MAD/USD	SCB	07/13/18	MAD	12,013	1,265	76
MAD/USD	SCB	07/16/18	MAD	21,736	2,289	137
MAD/USD	SCB	12/13/18	MAD	11,622	1,213	38
MAD/USD	BNP	12/14/18	MAD	22,087	2,305	71
MAD/USD	BNP	01/22/19	MAD	3,565	371	(3)
MAD/USD	BNP	01/22/19	MAD	3,810	397	—
NOK/EUR	JPM	07/31/18	EUR	(6,449)	(7,542)	44
NOK/EUR	BOA	08/06/18	EUR	(3,720)	(4,352)	75
NOK/EUR	CIT	08/06/18	EUR	(3,887)	(4,547)	81
NOK/EUR	DUB	08/09/18	EUR	(2,170)	(2,539)	(5)
NOK/EUR	JPM	08/09/18	EUR	(493)	(577)	6
OMR/USD	BNP	01/23/19	OMR	870	2,252	9
PEN/USD	LVS	07/03/18	PEN	1,693	517	(1)
PHP/USD	CIT	07/23/18	PHP	96,070	1,798	(32)
PHP/USD	DUB	08/02/18	PHP	131,000	2,451	(49)
PHP/USD	GSC	08/02/18	PHP	130,000	2,432	(49)
PHP/USD	SCB	08/02/18	PHP	93,070	1,741	(38)
PLN/EUR	CIT	07/12/18	EUR	(2,048)	(2,391)	(79)
RON/EUR	DUB	02/22/19	EUR	(675)	(803)	—
RSD/EUR	DUB	09/07/18	EUR	(1,899)	(2,226)	104
RSD/EUR	DUB	09/13/18	EUR	(1,255)	(1,472)	64
RSD/EUR	CIT	09/17/18	EUR	(964)	(1,132)	3
RSD/EUR	DUB	09/17/18	EUR	(627)	(736)	28
RSD/EUR	DUB	09/18/18	EUR	(627)	(736)	27
RSD/EUR	CIT	09/24/18	EUR	(644)	(756)	28
RSD/EUR	DUB	09/26/18	EUR	(620)	(728)	27
RSD/EUR	DUB	10/10/18	EUR	(310)	(365)	13
RSD/EUR	DUB	10/18/18	EUR	(509)	(599)	19
SEK/EUR	SCB	09/14/18	EUR	(3,369)	(3,953)	(107)
SGD/USD	BOA	07/06/18	SGD	8,100	5,945	(240)
SGD/USD	DUB	07/06/18	SGD	378	277	(5)
SGD/USD	GSC	07/06/18	SGD	7,769	5,702	(232)
SGD/USD	GSC	07/16/18	SGD	7,234	5,311	(226)
SGD/USD	SCB	07/16/18	SGD	7,000	5,139	(220)
SGD/USD	GSC	08/07/18	SGD	6,623	4,864	(111)
SGD/USD	SCB	08/30/18	SGD	5,050	3,711	(62)
THB/USD	CIT	08/29/18	THB	93,000	2,811	(104)
THB/USD	DUB	08/29/18	THB	94,000	2,842	(106)
THB/USD	GSC	09/07/18	THB	100,000	3,024	(105)
THB/USD	SCB	09/07/18	THB	88,100	2,664	(96)
TRY/USD	SCB	07/10/18	TRY	17,074	3,706	137
TRY/USD	DUB	01/28/19	TRY	9,945	1,980	(406)
TRY/USD	SCB	01/28/19	TRY	9,945	1,980	(405)
TRY/USD	GSC	02/03/20	TRY	23,946	4,126	(1,087)
TRY/USD	JPM	02/03/20	TRY	12,676	2,184	(548)
TRY/USD	DUB	02/10/20	TRY	9,945	1,709	(449)
TRY/USD	SCB	02/10/20	TRY	18,225	3,132	(830)
TRY/USD	GSC	02/14/20	TRY	18,069	3,100	(824)
TRY/USD	SCB	02/14/20	TRY	12,701	2,179	(580)
TWD/USD	CIT	07/24/18	TWD	36,000	1,182	(26)
TWD/USD	CIT	10/11/18	TWD	52,000	1,719	(34)
TWD/USD	DUB	10/12/18	TWD	47,000	1,553	(32)
TWD/USD	CIT	10/16/18	TWD	37,690	1,246	(28)
TWD/USD	GSC	10/16/18	TWD	73,132	2,418	(47)
TWD/USD	SCB	10/16/18	TWD	19,120	632	(15)
TWD/USD	BNP	10/23/18	TWD	49,000	1,621	(24)
TWD/USD	SCB	10/23/18	TWD	90,000	2,977	(43)
TWD/USD	GSC	10/31/18	TWD	55,660	1,843	(40)
TWD/USD	JPM	10/31/18	TWD	29,000	960	(14)
TWD/USD	SCB	10/31/18	TWD	26,000	861	(25)
TWD/USD	GSC	04/24/19	TWD	54,590	1,836	(50)
TWD/USD	CIT	04/30/19	TWD	63,000	2,120	(48)
TWD/USD	DUB	04/30/19	TWD	63,527	2,137	(49)
USD/AED	SCB	10/16/19	AED	(5,215)	(1,418)	(4)
USD/AED	BNP	02/03/20	AED	(35,804)	(9,727)	(20)
USD/AED	BNP	02/05/20	AED	(48,790)	(13,255)	(27)
USD/AED	BNP	02/18/20	AED	(3,735)	(1,015)	(2)
USD/ARS	JPM	07/05/18	ARS	(39,162)	(1,351)	(1)
USD/ARS	BNP	07/23/18	ARS	(27,800)	(941)	40
USD/ARS	BOA	07/23/18	ARS	(16,968)	(574)	18
USD/ARS	CIT	07/23/18	ARS	(17,532)	(593)	18
USD/AUD	GSC	07/26/18	AUD	(21)	(16)	—
USD/BHD	SCB	12/31/18	BHD	(329)	(868)	(10)
USD/BHD	BNP	06/19/19	BHD	(748)	(1,965)	(4)
USD/BHD	SCB	06/20/19	BHD	(363)	(954)	(1)
USD/BHD	SCB	06/24/19	BHD	(726)	(1,907)	(4)
USD/BHD	BNP	06/25/19	BHD	(728)	(1,912)	(7)
USD/BHD	SCB	06/25/19	BHD	(275)	(722)	(3)
USD/BHD	BOA	09/19/19	BHD	(837)	(2,191)	(11)
USD/BHD	SCB	09/25/19	BHD	(587)	(1,536)	(10)
USD/BHD	SCB	10/03/19	BHD	(352)	(921)	(5)
USD/BHD	SCB	10/07/19	BHD	(1,795)	(4,695)	(24)
USD/BHD	BOA	10/15/19	BHD	(235)	(614)	(4)
USD/BHD	BOA	10/31/19	BHD	(389)	(1,017)	(7)
USD/BHD	BOA	11/04/19	BHD	(538)	(1,406)	(9)
USD/BHD	BNP	02/24/20	BHD	(351)	(913)	—
USD/BHD	BNP	03/02/20	BHD	(351)	(913)	(1)
USD/BHD	BNP	03/19/20	BHD	(268)	(696)	(3)
USD/BHD	BNP	03/23/20	BHD	(335)	(870)	(2)
USD/BHD	BNP	03/26/20	BHD	(257)	(668)	(1)
USD/CLP	BNP	07/18/18	CLP	(506,790)	(776)	28
USD/CLP	SCB	08/06/18	CLP	(2,003,000)	(3,066)	171
USD/CNY	CIT	07/11/18	CNY	(21,320)	(3,217)	93
USD/CNY	CIT	07/16/18	CNY	(17,091)	(2,579)	75
USD/CNY	DUB	07/16/18	CNY	(11,300)	(1,705)	49
USD/CNY	CIT	06/28/19	CNY	(52,100)	(7,813)	31
USD/COP	SCB	07/18/18	COP	(6,736,000)	(2,297)	185
USD/EUR	GSC	07/12/18	EUR	(21,945)	(25,624)	1,892
USD/EUR	GSC	07/19/18	EUR	(3,979)	(4,648)	339
USD/EUR	SCB	07/26/18	EUR	(7,369)	(8,614)	545
USD/EUR	DUB	07/27/18	EUR	(519)	(606)	(4)
USD/EUR	CIT	07/30/18	EUR	(32)	(37)	—
USD/EUR	SCB	08/02/18	EUR	(16,330)	(19,097)	1,206
USD/EUR	SCB	08/03/18	EUR	(1,906)	(2,229)	(16)
USD/EUR	BOA	08/06/18	EUR	(16)	(19)	—
USD/EUR	JPM	08/06/18	EUR	(16)	(19)	—
USD/EUR	SCB	08/16/18	EUR	(1,384)	(1,621)	120
USD/EUR	SCB	08/23/18	EUR	(1,036)	(1,214)	(2)
USD/EUR	SCB	08/23/18	EUR	(5,324)	(6,237)	418
USD/EUR	DUB	08/30/18	EUR	(3,397)	(3,982)	255
USD/EUR	JPM	09/13/18	EUR	(11,028)	(12,940)	967
USD/EUR	JPM	09/20/18	EUR	(5,112)	(6,001)	348
USD/EUR	SCB	09/27/18	EUR	(4,726)	(5,552)	346
USD/EUR	JPM	10/05/18	EUR	(1,712)	(2,014)	121

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Purchased/ Sold		Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR		SCB	10/18/18	EUR	(19,687)	(23,166)	705
USD/EUR		JPM	10/25/18	EUR	(7,063)	(8,316)	211
USD/EUR		SCB	11/01/18	EUR	(10,426)	(12,283)	362
USD/EUR		DUB	11/08/18	EUR	(1,082)	(1,277)	5
USD/EUR		DUB	11/15/18	EUR	(702)	(828)	(7)
USD/EUR		DUB	11/15/18	EUR	(4,803)	(5,666)	61
USD/EUR		SCB	11/29/18	EUR	(12,187)	(14,392)	148
USD/EUR		SCB	12/06/18	EUR	(357)	(422)	5
USD/EUR		DUB	12/20/18	EUR	(3,999)	(4,731)	5
USD/GHS		JPM	05/22/19	GHS	(1,083)	(202)	3
USD/GHS		JPM	05/23/19	GHS	(438)	(81)	—
USD/GHS		JPM	05/31/19	GHS	(238)	(44)	—
USD/GHS		SCB	06/03/19	GHS	(472)	(87)	—
USD/GHS		SCB	06/04/19	GHS	(599)	(111)	(2)
USD/GHS		JPM	06/06/19	GHS	(1,488)	(276)	(12)
USD/GHS		SCB	06/06/19	GHS	(478)	(88)	(4)
USD/GHS		JPM	06/07/19	GHS	(736)	(136)	(4)
USD/GHS		JPM	06/10/19	GHS	(1,227)	(227)	(7)
USD/GHS		JPM	06/17/19	GHS	(1,204)	(222)	(2)
USD/GHS		SCB	06/19/19	GHS	(709)	(130)	(2)
USD/GHS		SCB	06/20/19	GHS	(709)	(130)	(2)
USD/GHS		JPM	06/24/19	GHS	(978)	(180)	(4)
USD/INR		DUB	08/20/18	INR	(45,000)	(653)	4
USD/INR		BNP	08/31/18	INR	(37,000)	(536)	1
USD/INR		DUB	08/31/18	INR	(22,142)	(321)	1
USD/INR		SCB	08/31/18	INR	(79,000)	(1,145)	2
USD/JPY		GSC	08/09/18	JPY	(170,108)	(1,538)	38
USD/JPY		SCB	08/23/18	JPY	(248,181)	(2,246)	1
USD/KRW		DUB	07/16/18	KRW	(4,031,000)	(3,618)	27
USD/KRW		GSC	07/16/18	KRW	(11,770,772)	(10,565)	505
USD/KRW		SCB	07/16/18	KRW	(4,085,500)	(3,667)	27
USD/KRW		SCB	08/02/18	KRW	(1,434,140)	(1,288)	45
USD/KRW		BNP	08/29/18	KRW	(2,099,500)	(1,887)	69
USD/KRW		DUB	08/29/18	KRW	(2,096,000)	(1,884)	70
USD/KZT		DUB	07/02/18	KZT	(127,308)	(373)	11
USD/KZT		GSC	07/02/18	KZT	(25,330)	(74)	2
USD/KZT		GSC	07/03/18	KZT	(102,187)	(299)	4
USD/KZT		DUB	07/09/18	KZT	(579,430)	(1,696)	51
USD/KZT		GSC	07/10/18	KZT	(176,059)	(515)	17
USD/KZT		SCB	07/12/18	KZT	(776,589)	(2,272)	33
USD/KZT		GSC	07/16/18	KZT	(459,403)	(1,343)	42
USD/KZT		CIT	07/27/18	KZT	(176,879)	(516)	8
USD/KZT		CIT	07/30/18	KZT	(152,638)	(445)	(1)
USD/KZT		CIT	07/30/18	KZT	(323,159)	(942)	2
USD/KZT		DUB	07/30/18	KZT	(74,340)	(217)	7
USD/KZT		SCB	08/16/18	KZT	(152,710)	(443)	12
USD/KZT		DUB	08/27/18	KZT	(1,289,273)	(3,736)	71
USD/KZT		CIT	10/25/18	KZT	(76,850)	(220)	8
USD/KZT		DUB	01/28/19	KZT	(57,070)	(161)	6
USD/MAD		SCB	07/16/18	MAD	(21,736)	(2,289)	69
USD/MAD		BNP	12/14/18	MAD	(7,517)	(784)	23
USD/NZD		CIT	07/10/18	NZD	(2,180)	(1,475)	108
USD/NZD		JPM	07/10/18	NZD	(3,300)	(2,234)	80
USD/NZD		GSC	07/16/18	NZD	(11,686)	(7,909)	652
USD/NZD		GSC	07/26/18	NZD	(7,851)	(5,313)	121
USD/NZD		JPM	07/26/18	NZD	(7,068)	(4,784)	386
USD/NZD		CIT	08/02/18	NZD	(395)	(267)	9
USD/NZD		GSC	09/05/18	NZD	(1,623)	(1,098)	37
USD/NZD		BNP	09/13/18	NZD	(15,451)	(10,458)	391
USD/NZD		GSC	09/20/18	NZD	(22,683)	(15,353)	593
USD/OMR		BNP	08/15/18	OMR	(347)	(902)	(65)
USD/OMR		BNP	01/23/19	OMR	(1,156)	(2,992)	(197)
USD/OMR		BNP	01/24/19	OMR	(1,156)	(2,992)	(197)
USD/OMR		BNP	04/03/19	OMR	(2,773)	(7,161)	(141)
USD/OMR		BNP	05/02/19	OMR	(1,401)	(3,613)	(97)
USD/OMR		SCB	05/28/19	OMR	(723)	(1,862)	(59)
USD/OMR		SCB	06/05/19	OMR	(2,031)	(5,228)	(133)
USD/OMR		BNP	08/14/19	OMR	(2,303)	(5,914)	(264)
USD/OMR		BNP	08/21/19	OMR	(3,010)	(7,730)	(306)
USD/OMR		BNP	08/28/19	OMR	(1,966)	(5,045)	(202)
USD/PHP		SCB	08/17/18	PHP	(9,453)	(177)	2
USD/QAR	*	SCB	12/06/18	QAR	(4,340)	(1,187)	(21)
USD/QAR	*	SCB	12/10/18	QAR	(5,210)	(1,424)	(26)
USD/QAR	*	SCB	12/13/18	QAR	(2,052)	(561)	(7)
USD/QAR	*	BNP	12/17/18	QAR	(1,023)	(280)	(3)
USD/QAR	*	BNP	12/19/18	QAR	(2,375)	(650)	(6)
USD/QAR	*	BNP	01/08/19	QAR	(3,240)	(886)	(6)
USD/QAR	*	BNP	01/09/19	QAR	(3,241)	(887)	(5)
USD/QAR	*	BNP	01/10/19	QAR	(3,250)	(889)	(8)
USD/QAR	*	SCB	01/10/19	QAR	(4,066)	(1,112)	(12)
USD/QAR	*	BNP	01/16/19	QAR	(1,023)	(280)	(2)
USD/SGD		BOA	07/06/18	SGD	(7,938)	(5,826)	110
USD/SGD		CIT	07/06/18	SGD	(2,397)	(1,760)	19
USD/SGD		DUB	07/06/18	SGD	(540)	(396)	7
USD/SGD		GSC	07/06/18	SGD	(7,768)	(5,703)	154
USD/SGD		GSC	07/16/18	SGD	(7,234)	(5,310)	97
USD/SGD		SCB	07/16/18	SGD	(7,000)	(5,139)	82
USD/SGD		SCB	08/07/18	SGD	(6,623)	(4,864)	78
USD/SGD		SCB	08/30/18	SGD	(5,050)	(3,711)	46
USD/THB		DUB	11/09/18	THB	(73,196)	(2,219)	86
USD/THB		SCB	11/09/18	THB	(49,264)	(1,493)	57
USD/TRY		SCB	07/10/18	TRY	(17,074)	(3,706)	207
USD/TRY		DUB	01/28/19	TRY	(9,945)	(1,980)	405
USD/TRY		SCB	01/28/19	TRY	(9,945)	(1,980)	408
USD/TRY		GSC	02/03/20	TRY	(24,131)	(4,158)	597
USD/TRY		JPM	02/03/20	TRY	(12,714)	(2,191)	327
USD/TRY		DUB	02/10/20	TRY	(10,002)	(1,719)	252
USD/TRY		SCB	02/10/20	TRY	(18,305)	(3,146)	463
USD/TRY		GSC	02/14/20	TRY	(18,069)	(3,100)	507
USD/TRY		SCB	02/14/20	TRY	(12,814)	(2,198)	316
USD/TWD		JPM	07/24/18	TWD	(36,000)	(1,182)	70
USD/TWD		CIT	10/11/18	TWD	(14,000)	(463)	25
USD/TWD		GSC	10/11/18	TWD	(38,000)	(1,256)	68
USD/TWD		SCB	10/12/18	TWD	(47,000)	(1,553)	83
USD/TWD		CIT	10/16/18	TWD	(52,700)	(1,743)	79
USD/TWD		DUB	10/16/18	TWD	(18,900)	(625)	27
USD/TWD		SCB	10/16/18	TWD	(58,342)	(1,928)	87
USD/TWD		GSC	10/23/18	TWD	(73,000)	(2,415)	152
USD/TWD		SCB	10/23/18	TWD	(66,000)	(2,184)	136
USD/TWD		GSC	10/31/18	TWD	(110,660)	(3,663)	105
USD/TWD		JPM	04/24/19	TWD	(54,590)	(1,836)	101
USD/TWD		BOA	04/30/19	TWD	(57,527)	(1,936)	52
USD/TWD		SCB	04/30/19	TWD	(69,000)	(2,322)	62
USD/ZAR		DUB	07/13/18	ZAR	(106,172)	(7,718)	865
UYU/USD	*	CIT	08/08/18	UYU	40,340	1,280	(39)
UYU/USD	*	CIT	09/10/18	UYU	54,100	1,706	(53)
UYU/USD	*	CIT	10/09/18	UYU	54,360	1,704	(54)
UYU/USD	*	CIT	10/23/18	UYU	6,130	192	(19)
UYU/USD	*	JPM	10/26/18	UYU	66,537	2,079	(215)
UYU/USD	*	JPM	11/05/18	UYU	17,225	537	(41)
UYU/USD	*	CIT	11/08/18	UYU	40,980	1,277	(42)
UYU/USD	*	CIT	11/13/18	UYU	25,680	799	(27)
UYU/USD	*	CIT	11/29/18	UYU	39,720	1,232	(84)
UYU/USD	*	CIT	12/14/18	UYU	53,875	1,666	(2)
UYU/USD	*	CIT	01/14/19	UYU	53,381	1,640	(170)
ZAR/USD		DUB	07/13/18	ZAR	106,172	7,718	(1,245)
						(335,194)	3,878

*Forward Foreign Currency Contract fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	JPM	4.06	06/04/23	NZD	1,890	—	93
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	BOA	3.37	04/11/26	SAR	9,000	—	49
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	BOA	3.43	05/10/26	SAR	7,148	—	34
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.16	08/03/20	SAR	16,320	—	15
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.35	08/12/20	SAR	16,235	—	(8)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.40	08/17/20	SAR	17,174	—	(14)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.40	08/17/20	SAR	18,189	—	(15)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.46	08/19/20	SAR	20,007	—	(26)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	3.41	08/22/20	SAR	13,898	—	(122)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	3.46	05/09/26	SAR	14,229	—	59
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	3.71	06/06/26	SAR	6,210	—	(1)
Chilean Interbank Rate (S)	Receiving	GSC	3.57	10/05/22	CLP	3,497,330	—	7
Chilean Interbank Rate (S)	Receiving	GSC	3.59	10/10/22	CLP	3,497,330	—	5
Chilean Interbank Rate (S)	Receiving	GSC	3.50	10/26/22	CLP	1,603,130	—	15
Chilean Interbank Rate (S)	Receiving	GSC	3.54	10/30/22	CLP	618,351	—	5
Chilean Interbank Rate (S)	Receiving	GSC	3.57	12/04/22	CLP	3,114,660	—	33
Chilean Interbank Rate (S)	Receiving	GSC	3.56	12/05/22	CLP	641,250	—	7
Chilean Interbank Rate (S)	Receiving	GSC	3.60	01/04/23	CLP	458,544	—	(3)
Korean Won 3M Certificate of Deposit (Q)	Paying	BOA	2.29	06/20/28	KRW	1,651,070	—	10
Korean Won 3M Certificate of Deposit (Q)	Paying	CGM	2.22	06/20/23	KRW	2,670,000	—	12
Korean Won 3M Certificate of Deposit (Q)	Paying	CGM	2.22	06/20/23	KRW	3,399,000	—	15
Korean Won 3M Certificate of Deposit (Q)	Paying	CGM	2.28	06/20/28	KRW	2,039,000	—	11
Korean Won 3M Certificate of Deposit (Q)	Paying	DUB	2.20	06/20/23	KRW	3,299,000	—	13
Korean Won 3M Certificate of Deposit (Q)	Paying	DUB	2.27	06/20/28	KRW	2,018,000	—	10
Korean Won 3M Certificate of Deposit (Q)	Paying	DUB	2.28	06/20/28	KRW	2,039,000	—	11
Korean Won 3M Certificate of Deposit (Q)	Paying	GSC	2.21	06/20/23	KRW	2,622,000	—	12
Korean Won 3M Certificate of Deposit (Q)	Paying	GSC	2.27	06/20/28	KRW	1,441,500	—	7
Korean Won 3M Certificate of Deposit (Q)	Paying	GSC	2.28	06/20/28	KRW	1,456,500	—	8
Korean Won 3M Certificate of Deposit (Q)	Paying	SCB	2.28	06/20/28	KRW	834,107	—	4
US CPURNSA (A)	Receiving	BOA	1.97	06/23/27		13,660	—	517
							—	763

OTC Cross-Currency Swap Agreements

Receive Rate[2,10]	Pay Rate[10]	Counterparty	Expiration	Notional1 Received		Notional[1] Delivered		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Fixed Rate of 0.90% (S)	Chilean Interbank Rate	GSC	10/05/22	CLF	126	CLP	(3,360,060)	—	109
Fixed Rate of 0.91% (S)	Chilean Interbank Rate	GSC	10/26/22	CLF	55	CLP	(1,464,433)	—	50
Fixed Rate of 0.92% (S)	Chilean Interbank Rate	GSC	10/11/22	CLF	126	CLP	(3,361,165)	—	112
Fixed Rate of 0.95% (S)	Chilean Interbank Rate	GSC	10/28/22	CLF	22	CLP	(585,633)	—	22
Fixed Rate of 0.95% (S)	Chilean Interbank Rate	GSC	12/05/22	CLF	23	CLP	(612,807)	—	18
Fixed Rate of 0.96% (S)	Chilean Interbank Rate	GSC	12/04/22	CLF	112	CLP	(3,002,133)	—	91
Fixed Rate of 0.99% (S)	Chilean Interbank Rate	GSC	01/04/23	CLF	16	CLP	(434,856)	—	8
								—	410

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Federation of Malaysia, 1.00%, 12/20/22 (Q)	BNP	N/A	1.00	06/20/23	3,040	10	(39)	49
Lebanese Republic, 11.63%, 05/11/16 (Q)	GSC	N/A	5.00	12/20/18	245	1	(13)	14
Lebanese Republic, 11.63%, 05/11/16 (Q)	GSC	N/A	5.00	12/20/18	228	1	(12)	13
Lebanese Republic, 6.00%, 05/20/19 (Q)	BOA	N/A	1.00	06/20/22	1,110	214	152	62
Lebanese Republic, 6.00%, 05/20/19 (Q)	BOA	N/A	1.00	12/20/22	1,500	319	231	88
Lebanese Republic, 6.00%, 05/20/19 (Q)	GSC	N/A	1.00	12/20/22	1,530	325	231	94
Oman Government International Bond, 3.88%, 03/08/22 (Q)	BOA	N/A	1.00	06/20/22	2,769	128	135	(7)
Oman Government International Bond, 3.88%, 03/08/22 (Q)	BOA	N/A	1.00	12/20/22	2,216	130	125	5
Republic of Colombia, 10.38%, 01/28/33 (Q)	GSC	N/A	1.00	06/20/28	5,373	428	358	70
Republic of South Africa, 5.50%, 03/09/20 (Q)	JPM	N/A	1.00	06/20/23	5,680	288	522	(234)
Republic of South Africa, 5.50%, 03/09/20 (Q)	GSC	N/A	1.00	12/20/23	13,500	831	1,769	(938)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Republic of South Africa, 5.50%, 03/09/20 (Q)	BNP	N/A	1.00	12/20/25	1,180	120	199	(79)
Republic of South Africa, 5.50%, 03/09/20 (Q)	BNP	N/A	1.00	12/20/25	3,170	322	592	(270)
Republic of South Africa, 5.50%, 03/09/20 (Q)	BNP	N/A	1.00	12/20/25	3,800	387	710	(323)
State of Qatar, 9.75%, 06/15/30 (Q)	JPM	N/A	1.00	03/20/19	900	(4)	(15)	11
State of Qatar, 9.75%, 06/15/30 (Q)	BNP	N/A	1.00	06/20/19	1,019	(7)	(19)	12
State of Qatar, 9.75%, 06/15/30 (Q)	BOA	N/A	1.00	06/20/19	1,020	(7)	(25)	18
State of Qatar, 9.75%, 06/15/30 (Q)	BOA	N/A	1.00	06/20/19	1,020	(7)	(26)	19
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/19	3,830	(25)	(89)	64
State of Qatar, 9.75%, 06/15/30 (Q)	DUB	N/A	1.00	06/20/19	1,019	(7)	(18)	11
State of Qatar, 9.75%, 06/15/30 (Q)	JPM	N/A	1.00	06/20/19	970	(7)	(25)	18
State of Qatar, 9.75%, 06/15/30 (Q)	JPM	N/A	1.00	06/20/19	1,953	(13)	(38)	25
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/20	1,930	(21)	30	(51)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/20	1,850	(20)	42	(62)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/20	5,400	(57)	66	(123)
State of Qatar, 9.75%, 06/15/30 (Q)	BNP	N/A	1.00	06/20/21	3,140	(35)	15	(50)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	270	(3)	1	(4)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	990	(11)	7	(18)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	400	(5)	3	(8)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	590	(7)	3	(10)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	920	(11)	(1)	(10)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	1,190	(13)	10	(23)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	530	(6)	3	(9)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	3,150	(36)	18	(54)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/23	2,506	8	4	4
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/23	700	2	2	—
					80,638	3,212	4,908	(1,696)
Credit default swap agreements - sell protection[4]
Argentina Government International Bond, 7.50%, 04/22/26 (Q)	GSC	4.62	5.00	06/20/23	(3,651)	63	378	(315)
Argentina Government International Bond, 7.50%, 04/22/26 (Q)	GSC	4.62	5.00	06/20/23	(2,070)	36	225	(189)
Argentina Government International Bond, 7.50%, 04/22/26 (Q)	GSC	4.62	5.00	06/20/23	(3,651)	63	391	(328)
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	2.95	1.00	06/20/23	(2,236)	(188)	(128)	(60)
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	2.95	1.00	06/20/23	(2,000)	(168)	(120)	(48)
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	2.24	1.00	06/20/20	(1,740)	(40)	(88)	48
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	2.31	1.00	09/20/20	(4,400)	(121)	(343)	222
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	3.52	1.00	12/20/26	(5,928)	(965)	(1,007)	42
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	3.52	1.00	12/20/26	(6,175)	(1,006)	(1,049)	43
Republic of Turkey, 11.88%, 01/15/30 (Q)	GSC	3.61	1.00	12/20/27	(1,116)	(202)	(165)	(37)
Republic of Turkey, 11.88%, 01/15/30 (Q)	GSC	2.24	1.00	06/20/20	(2,220)	(51)	(94)	43
					(35,187)	(2,579)	(2,000)	(579)

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
KOSPI 200 Future, Expiration September 2018	CIT	N/A	09/13/18	KRW	1,569,127	—	(62)
						—	(62)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Egypt Treasury Bill, 0.00%, 08/08/17 (A)	GSC	07/24/18	EGP	23,275	—	75
Government of Ukraine, 14.25%, 10/10/18 (S)	CGM	10/12/18	UAH	57,947	—	80
Ukraine Treasury Bill, 0.00%, 07/25/18 (A)	CGM	07/27/18	UAH	6,618	—	17
					—	172

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Epoch Global Shareholder Yield Fund
COMMON STOCKS 96.9%
Australia 2.6%
Commonwealth Bank of Australia	4	206
Macquarie Group Ltd.	2	172
Sonic Health Care Ltd.	9	165
Westpac Banking Corp.	13	274
		817
Canada 6.1%
BCE Inc.	13	509
Nutrien Ltd. (a)	5	274
Pembina Pipeline Corp.	9	301
Rogers Communications Inc. - Class B	7	324
Royal Bank of Canada	3	220
TELUS Corp.	7	248
		1,876
France 6.1%
AXA SA	18	444
Compagnie Generale des Etablissements Michelin	2	208
Sanofi SA	3	227
SCOR SE	6	219
Total SA	9	544
Vinci SA	3	262
		1,904
Germany 7.7%
Allianz SE	2	448
BASF SE	3	326
Daimler AG	4	263
Deutsche Post AG	7	222
Deutsche Telekom AG	25	385
Muenchener Rueckversicherungs AG	2	510
Siemens AG	2	218
		2,372
Italy 3.0%
Assicurazioni Generali SpA	10	164
Snam Rete Gas SpA	72	302
Terna Rete Elettrica Nazionale SpA	87	469
		935
Netherlands 3.0%
Royal Dutch Shell Plc - Class A - ADR	8	538
Unibail-Rodamco SE	2	403
		941
Norway 1.6%
Equinor ASA	9	241
Orkla ASA	27	241
		482
Singapore 1.0%
Singapore Exchange Ltd.	31	163
Singapore Telecommunications Ltd.	70	159
		322
Spain 1.8%
Gas Natural SDG SA	10	259
Red Electrica Corp. SA	14	292
		551
Sweden 0.6%
Svenska Handelsbanken AB - Class A	18	200
Switzerland 3.6%
Nestle SA	4	289
Novartis AG	4	298
Roche Holding AG	1	288
Swisscom AG	1	253
		1,128
Taiwan 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4	162
United Kingdom 14.5%
AstraZeneca Plc - ADR	15	525
BAE Systems Plc	48	412
British American Tobacco Plc - ADR	3	158
British American Tobacco Plc	7	332
	Shares/Par[1]	Value ($)
Diageo Plc	5	167
GlaxoSmithKline Plc	26	530
Imperial Brands Plc	14	525
Lloyds Banking Group Plc	318	263
Micro Focus International Plc	7	123
National Grid Plc	38	422
SSE Plc	13	241
Unilever Plc	6	321
Vodafone Group Plc	190	461
		4,480
United States of America 44.8%
AbbVie Inc.	2	197
Altria Group Inc.	8	482
Ameren Corp.	4	228
American Electric Power Co. Inc.	3	233
Arthur J Gallagher & Co.	3	172
AT&T Inc.	14	468
BB&T Corp.	3	164
BlackRock Inc.	—	161
CenturyLink Inc.	10	179
Cisco Systems Inc.	10	414
CME Group Inc.	1	165
Coca-Cola Co.	4	166
Dominion Energy Inc.	5	349
DowDuPont Inc.	3	218
Duke Energy Corp.	6	491
Eaton Corp. Plc	5	360
Emerson Electric Co.	3	199
Entergy Corp.	4	367
Enterprise Products Partners LP	14	388
Exxon Mobil Corp.	5	384
FirstEnergy Corp.	8	282
Intel Corp.	4	220
Iron Mountain Inc. (a)	9	313
Johnson & Johnson	2	200
Kimberly-Clark Corp.	2	245
Las Vegas Sands Corp.	4	313
Leggett & Platt Inc.	6	255
Lockheed Martin Corp.	1	204
Magellan Midstream Partners LP	4	274
McDonald's Corp.	1	235
Merck & Co. Inc.	4	227
MetLife Inc.	8	332
Microsoft Corp.	2	232
Occidental Petroleum Corp.	5	449
People's United Financial Inc.	11	198
PepsiCo Inc.	2	224
Pfizer Inc.	12	425
Philip Morris International Inc.	5	379
PPL Corp.	11	313
Procter & Gamble Co.	3	205
Public Storage	1	207
QUALCOMM Inc.	4	218
Southern Co.	5	222
Texas Instruments Inc.	3	331
United Parcel Service Inc. - Class B	2	208
Verizon Communications Inc.	11	559
WEC Energy Group Inc.	3	223
Wells Fargo & Co.	3	165
Welltower Inc.	7	432
		13,875
Total Common Stocks (cost $29,096)		30,045
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	645	645
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	292	292
Total Short Term Investments (cost $937)		937
Total Investments 99.9% (cost $30,033)		30,982
Other Assets and Liabilities, Net 0.1%		27
Total Net Assets 100.0%		31,009

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]	Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/SGD	BBH	07/03/18	SGD (3)	(2)	—
				(2)	—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 99.4%
Consumer Discretionary 8.3%
Carnival Plc (a)	47	2,671
Ford Motor Co. (a)	63	697
Home Depot Inc. (a)	25	4,780
Whirlpool Corp. (a)	32	4,606
		12,754
Consumer Staples 5.1%
Costco Wholesale Corp. (a)	20	4,263
PepsiCo Inc. (a)	23	2,537
Walmart Inc. (a)	12	1,062
		7,862
Energy 5.4%
Chevron Corp. (a)	39	4,969
Halliburton Co. (a)	73	3,298
		8,267
Financials 17.9%
American Express Co. (a)	36	3,577
Bank of America Corp. (a)	133	3,760
BB&T Corp. (a)	60	3,011
BlackRock Inc. (a)	11	5,340
Chubb Ltd. (a)	25	3,150
JPMorgan Chase & Co. (a)	62	6,450
Morgan Stanley (a)	45	2,142
		27,430
Health Care 11.9%
Allergan Plc (a)	20	3,284
Celgene Corp. (a) (b)	35	2,796
CVS Health Corp. (a)	41	2,670
Medtronic Plc (a)	80	6,840
Merck & Co. Inc. (a)	45	2,738
		18,328
Industrials 16.0%
Delta Air Lines Inc. (a)	29	1,412

	Shares/Par[1]	Value ($)
Honeywell International Inc. (a)	40	5,820
Lockheed Martin Corp. (a)	11	3,250
Parker Hannifin Corp. (a)	35	5,424
Raytheon Co. (a)	17	3,226
Union Pacific Corp. (a)	39	5,469
		24,601
Information Technology 26.5%
Apple Inc. (a)	41	7,589
Broadcom Inc. (a)	17	4,222
Cisco Systems Inc. (a)	126	5,439
Intel Corp. (a)	101	5,031
International Business Machines Corp. (a)	21	2,962
MasterCard Inc. - Class A (a)	35	6,957
Microsoft Corp. (a)	67	6,587
Texas Instruments Inc. (a)	18	1,940
		40,727
Materials 3.7%
DowDuPont Inc. (a)	87	5,715
Telecommunication Services 3.5%
AT&T Inc. (a)	166	5,330
Utilities 1.1%
NextEra Energy Inc. (a)	10	1,620
Total Common Stocks (cost $138,836)		152,634
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	1,736	1,736
Total Short Term Investments (cost $1,736)		1,736
Total Investments 100.5% (cost $140,572)		154,370
Other Derivative Instruments (1.0)%		(1,526)
Other Assets and Liabilities, Net 0.5%		718
Total Net Assets 100.0%		153,562

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Allergan Plc	Call	180.00	07/20/18	197	(13)
American Express Co.	Call	105.00	07/20/18	347	(10)
American Express Co.	Call	100.00	07/20/18	18	(2)
Apple Inc.	Call	195.00	07/20/18	410	(20)
AT&T Inc.	Call	34.00	09/21/18	1,659	(83)
Bank of America Corp.	Call	31.00	07/20/18	1,334	(9)
BB&T Corp.	Call	57.50	09/21/18	597	(11)
BlackRock Inc.	Call	570.00	10/19/18	107	(42)
Broadcom Inc.	Call	280.00	08/17/18	174	(11)
Carnival Plc	Call	67.50	07/20/18	466	—
Celgene Corp.	Call	85.00	08/17/18	352	(58)
Chevron Corp.	Call	135.00	07/20/18	393	(7)
Chubb Ltd.	Call	130.00	07/20/18	8	(1)
Chubb Ltd.	Call	140.00	08/17/18	240	(8)
Cisco Systems Inc.	Call	45.00	07/20/18	1,264	(18)
Costco Wholesale Corp.	Call	210.00	09/21/18	204	(148)
CVS Health Corp.	Call	77.50	08/17/18	23	—
CVS Health Corp.	Call	75.00	08/17/18	392	(11)
Delta Air Lines Inc.	Call	53.50	07/20/18	285	(9)
DowDuPont Inc.	Call	75.00	09/21/18	836	(30)
DowDuPont Inc.	Call	70.00	09/21/18	31	(4)
Ford Motor Co.	Call	11.87	09/21/18	630	(11)
Halliburton Co.	Call	57.50	07/20/18	315	—
Halliburton Co.	Call	50.00	07/27/18	417	(10)
Home Depot Inc.	Call	210.00	08/17/18	187	(21)
Home Depot Inc.	Call	195.00	09/21/18	58	(43)
Honeywell International Inc.	Call	160.00	09/21/18	404	(19)
Intel Corp.	Call	60.00	07/20/18	1,012	(1)
International Business Machines Corp.	Call	150.00	09/21/18	212	(28)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
JPMorgan Chase & Co.	Call	120.00	09/21/18	619	(29)
Lockheed Martin Corp.	Call	340.00	07/20/18	110	(1)
Mastercard Inc. - Class A	Call	195.00	07/20/18	126	(60)
Medtronic Plc	Call	87.50	07/20/18	799	(35)
Merck & Co Inc.	Call	60.00	09/21/18	451	(127)
Microsoft Corp.	Call	105.00	09/21/18	190	(35)
Microsoft Corp.	Call	100.00	09/21/18	478	(175)
Morgan Stanley	Call	54.00	07/27/18	452	(4)
NextEra Energy Inc.	Call	165.00	07/20/18	97	(35)
Parker Hannifin Corp.	Call	175.00	07/20/18	149	(2)
Parker Hannifin Corp.	Call	200.00	08/17/18	103	—
Parker Hannifin Corp.	Call	175.00	08/17/18	96	(10)
PepsiCo Inc.	Call	105.00	07/20/18	117	(54)
PepsiCo Inc.	Call	110.00	09/21/18	116	(35)
Raytheon Co.	Call	200.00	07/20/18	167	(19)
Texas Instruments Inc.	Call	110.00	07/20/18	149	(39)
Texas Instruments Inc.	Call	115.00	08/17/18	27	(6)
Union Pacific Corp.	Call	140.00	08/17/18	386	(221)
Walmart Inc.	Call	95.00	09/21/18	124	(6)
Whirlpool Corp.	Call	160.00	07/20/18	315	(5)
					(1,526)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 93.0%
Canada 9.3%
Bombardier Inc. - Class B (a)	216	855
CAE Inc.	58	1,208
National Bank of Canada (b)	22	1,061
Suncor Energy Inc.	30	1,237
Toromont Industries Ltd.	21	894
		5,255
Denmark 2.3%
Carlsberg A/S - Class B	7	878
Genmab A/S (a)	3	419
		1,297
Finland 4.2%
Huhtamaki Oyj - Class I	14	526
Sampo Oyj - Class A	38	1,839
		2,365
France 5.1%
Faurecia	7	487
Ubisoft Entertainment SA (a)	9	963
Vivendi SA	58	1,410
		2,860
Germany 1.2%
Fresenius SE & Co. KGaA	9	695
Hong Kong 4.1%
AIA Group Ltd.	206	1,806
Techtronic Industries Co.	94	527
		2,333
Ireland 7.0%
Accenture Plc - Class A	9	1,536
CRH Plc	27	955
Kerry Group Plc - Class A	6	617
Medtronic Plc	10	849
		3,957
Israel 1.9%
Israel Discount Bank Ltd. - Class A	357	1,044
Italy 1.0%
Banca Mediolanum SpA	83	564
Japan 16.6%
AEON Financial Service Co. Ltd.	42	898
CyberAgent Inc.	6	342
Daiwa House Industry Co. Ltd.	47	1,612
Digital Garage Inc.	10	373
Don Quijote Holdings Co. Ltd.	33	1,585
Fanuc Ltd.	3	615
Kao Corp.	13	976
Makita Corp.	27	1,214
Nexon Co. Ltd. (a)	70	1,016
Yamaha Corp.	15	759
		9,390
Luxembourg 1.0%
ArcelorMittal	18	538
Netherlands 4.0%
ABN AMRO Group NV - CVA	31	816
	Shares/Par[1]	Value ($)
Wolters Kluwer NV	26	1,442
		2,258
New Zealand 1.9%
Z Energy Ltd.	205	1,050
Norway 2.9%
Equinor ASA	61	1,625
Singapore 1.9%
DBS Group Holdings Ltd.	55	1,072
Spain 0.8%
Bankia SA	119	443
Sweden 4.3%
Assa Abloy AB - Class B	46	983
Hexagon AB - Class B	14	763
Saab AB - Class B	16	662
		2,408
Switzerland 1.7%
Julius Baer Group Ltd.	17	978
United Kingdom 21.8%
Aon Plc - Class A	8	1,110
Ashtead Group Plc	33	1,001
British American Tobacco Plc	21	1,082
Bunzl Plc	19	584
Coca-Cola European Partners Plc	35	1,407
Compass Group Plc	39	833
Diageo Plc	33	1,181
Informa Plc	168	1,848
Melrose Industries Plc	189	529
Relx Plc	40	847
Rentokil Initial Plc	194	897
Shire Plc	18	995
		12,314
Total Common Stocks (cost $44,795)		52,446
PREFERRED STOCKS 1.0%
Germany 1.0%
Volkswagen AG (c)	3	582
Total Preferred Stocks (cost $740)		582
SHORT TERM INVESTMENTS 6.5%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	3,212	3,212
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (e)	459	459
Total Short Term Investments (cost $3,671)		3,671
Total Investments 100.5% (cost $49,206)		56,699
Other Assets and Liabilities, Net (0.5)%		(300)
Total Net Assets 100.0%		56,399

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	SSB	07/02/18	JPY	(1,737)	(16)	—
USD/JPY	SSB	07/03/18	JPY	(1,713)	(15)	—
USD/JPY	SSB	07/05/18	JPY	(1,716)	(16)	—
					(47)	—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.8%
U.S. Government Agency Obligations 46.8%
Federal Farm Credit Bank
2.29%, (3M US LIBOR - 0.04%), 09/04/18 (a) (b)	7,000	7,003
1.97%, (1M US LIBOR - 0.08%), 11/09/18 (a) (b)	2,000	2,000
Federal Home Loan Bank
1.50%, 03/08/19 (b) (c)	8,000	7,953
Federal Home Loan Mortgage Corp.
1.00%, 07/27/18 (b) (c)	1,144	1,143
1.25%, 09/26/18 (b)	7,000	6,985
Federal National Mortgage Association
0.75%, 07/27/18 (b)	10,000	9,990
Total Government And Agency Obligations (cost $35,090)		35,074
SHORT TERM INVESTMENTS 50.4%
Investment Companies 11.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	8,386	8,386
Treasury Securities 39.2%
U.S. Treasury Bill
1.72%, 07/12/18 (f)	8,000	7,995
1.64%, 07/26/18 (f)	13,500	13,484

	Shares/Par[1]	Value ($)
1.90%, 08/16/18 (f)	8,000	7,981
		29,460
Total Short Term Investments (cost $37,846)		37,846
Total Investments 97.2% (cost $72,936)		72,920
Other Derivative Instruments (0.3)%		(217)
Other Assets and Liabilities, Net 3.1%		2,294
Total Net Assets 100.0%		74,997

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $9,103.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(f) The coupon rate represents the yield to maturity.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	07/24/18	AUD	33,993	25,144	(1,174)
AUD/USD	GSC	07/24/18	AUD	17,392	12,865	(290)
AUD/USD	JPM	07/24/18	AUD	18,949	14,016	(598)
AUD/USD	SCB	07/24/18	AUD	11,136	8,238	(110)
AUD/USD	SGB	07/24/18	AUD	20,960	15,504	(824)
AUD/USD	SSB	07/24/18	AUD	6,212	4,595	(169)
AUD/USD	SSB	07/24/18	AUD	9,216	6,817	2
CAD/USD	CIT	07/24/18	CAD	8,296	6,312	(165)
CAD/USD	CIT	07/24/18	CAD	1,346	1,024	12
CAD/USD	GSC	07/24/18	CAD	11,890	9,046	57
CAD/USD	JPM	07/24/18	CAD	12,789	9,731	(144)
CAD/USD	RBC	07/24/18	CAD	2,244	1,707	(40)
CAD/USD	SCB	07/24/18	CAD	17,358	13,208	(284)
CAD/USD	SGB	07/24/18	CAD	109,785	83,532	(3,852)
CAD/USD	SSB	07/24/18	CAD	59,062	44,939	(1,872)
CHF/USD	CIT	07/24/18	CHF	4,031	4,073	(128)
CHF/USD	CIT	07/24/18	CHF	469	474	2
CHF/USD	GSC	07/24/18	CHF	8,644	8,735	24
CHF/USD	JPM	07/24/18	CHF	3,553	3,590	(10)
CHF/USD	JPM	07/24/18	CHF	3,903	3,944	25
CHF/USD	SCB	07/24/18	CHF	4,671	4,721	(18)
CHF/USD	SSB	07/24/18	CHF	94,007	94,998	(2,730)
EUR/USD	CIT	07/24/18	EUR	5,905	6,901	(194)
EUR/USD	GSC	07/24/18	EUR	41,842	48,900	(2,990)
EUR/USD	GSC	07/24/18	EUR	5,198	6,075	40
EUR/USD	JPM	07/24/18	EUR	32,659	38,168	(1,539)
EUR/USD	RBC	07/24/18	EUR	6,650	7,772	(342)
EUR/USD	SCB	07/24/18	EUR	7,424	8,677	(519)
EUR/USD	SGB	07/24/18	EUR	119	139	(9)
EUR/USD	SSB	07/24/18	EUR	8,423	9,844	(169)
GBP/USD	CIT	07/24/18	GBP	6,490	8,567	(286)
GBP/USD	GSC	07/24/18	GBP	13,917	18,373	(1,255)
GBP/USD	JPM	07/24/18	GBP	19,944	26,328	(1,144)
GBP/USD	RBC	07/24/18	GBP	23,902	31,553	(2,573)
GBP/USD	SCB	07/24/18	GBP	6,630	8,753	(117)
GBP/USD	SGB	07/24/18	GBP	6,056	7,995	(662)
GBP/USD	SSB	07/24/18	GBP	2,906	3,836	(123)
GBP/USD	SSB	07/24/18	GBP	3,038	4,011	4
JPY/USD	CIT	07/24/18	JPY	897,437	8,104	(36)
JPY/USD	GSC	07/24/18	JPY	528,534	4,773	(92)
JPY/USD	JPM	07/24/18	JPY	1,203,696	10,868	(403)
JPY/USD	RBC	07/24/18	JPY	2,007,517	18,127	(711)
JPY/USD	RBC	07/24/18	JPY	542,675	4,900	2
JPY/USD	SCB	07/24/18	JPY	1,582,650	14,291	(192)
JPY/USD	SSB	07/24/18	JPY	1,049,149	9,473	(71)
KRW/USD	CIT	07/24/18	KRW	1,666,008	1,496	(57)
KRW/USD	SSB	07/24/18	KRW	5,163,556	4,636	(229)
MXN/USD	GSC	07/24/18	MXN	51,667	2,591	(231)
MXN/USD	RBC	07/24/18	MXN	15,226	764	(69)
NOK/USD	CIT	07/24/18	NOK	109,091	13,384	(626)
NOK/USD	GSC	07/24/18	NOK	64,280	7,887	(84)
NOK/USD	GSC	07/24/18	NOK	10,073	1,236	1
NOK/USD	JPM	07/24/18	NOK	35,927	4,408	(230)
NOK/USD	RBC	07/24/18	NOK	89,614	10,995	(608)
NOK/USD	SCB	07/24/18	NOK	8,740	1,073	(34)
NOK/USD	SCB	07/24/18	NOK	21,557	2,645	15
NOK/USD	SGB	07/24/18	NOK	203,048	24,913	(1,397)
NOK/USD	SSB	07/24/18	NOK	77,832	9,550	(62)
NOK/USD	SSB	07/24/18	NOK	6,258	768	2
NZD/USD	CIT	07/24/18	NZD	22,863	15,474	(667)
NZD/USD	GSC	07/24/18	NZD	35,264	23,867	(1,805)
NZD/USD	JPM	07/24/18	NZD	18,337	12,411	(482)
NZD/USD	RBC	07/24/18	NZD	22,576	15,280	(1,263)
NZD/USD	SCB	07/24/18	NZD	4,684	3,170	(88)
NZD/USD	SSB	07/24/18	NZD	37,969	25,697	(1,669)
SEK/USD	CIT	07/24/18	SEK	31,862	3,560	(59)
SEK/USD	GSC	07/24/18	SEK	5,532	618	(38)
SEK/USD	JPM	07/24/18	SEK	103,673	11,585	(559)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
SEK/USD	RBC	07/24/18	SEK	296,399	33,121	(2,296)
SEK/USD	SCB	07/24/18	SEK	91,893	10,268	(522)
SEK/USD	SSB	07/24/18	SEK	281,040	31,405	(1,384)
TRY/USD	GSC	07/24/18	TRY	6,928	1,495	22
USD/AUD	CIT	07/24/18	AUD	(9,288)	(6,871)	134
USD/AUD	JPM	07/24/18	AUD	(23,827)	(17,625)	448
USD/AUD	RBC	07/24/18	AUD	(12,532)	(9,270)	247
USD/AUD	SCB	07/24/18	AUD	(22,358)	(16,538)	429
USD/AUD	SSB	07/24/18	AUD	(11,189)	(8,277)	(6)
USD/AUD	SSB	07/24/18	AUD	(45,153)	(33,401)	1,648
USD/CAD	CIT	07/24/18	CAD	(5,847)	(4,448)	(50)
USD/CAD	CIT	07/24/18	CAD	(10,460)	(7,959)	310
USD/CAD	GSC	07/24/18	CAD	(80,217)	(61,035)	2,519
USD/CAD	JPM	07/24/18	CAD	(992)	(755)	(8)
USD/CAD	JPM	07/24/18	CAD	(25,441)	(19,356)	797
USD/CAD	RBC	07/24/18	CAD	(55,446)	(42,187)	1,755
USD/CAD	SCB	07/24/18	CAD	(15,286)	(11,630)	271
USD/CAD	SSB	07/24/18	CAD	(1,970)	(1,499)	(8)
USD/CAD	SSB	07/24/18	CAD	(17,093)	(13,005)	327
USD/CHF	CIT	07/24/18	CHF	(7,691)	(7,772)	28
USD/CHF	GSC	07/24/18	CHF	(6,511)	(6,579)	116
USD/CHF	JPM	07/24/18	CHF	(4,590)	(4,638)	(17)
USD/CHF	JPM	07/24/18	CHF	(4,960)	(5,012)	157
USD/CHF	RBC	07/24/18	CHF	(3,820)	(3,860)	(20)
USD/CHF	RBC	07/24/18	CHF	(30,318)	(30,637)	984
USD/CHF	SCB	07/24/18	CHF	(9,416)	(9,515)	64
USD/CHF	SGB	07/24/18	CHF	(69,273)	(70,004)	2,293
USD/CHF	SSB	07/24/18	CHF	(10,736)	(10,849)	(61)
USD/EUR	CIT	07/24/18	EUR	(601)	(702)	(5)
USD/EUR	CIT	07/24/18	EUR	(1,584)	(1,851)	125
USD/EUR	GSC	07/24/18	EUR	(15,829)	(18,500)	(115)
USD/EUR	GSC	07/24/18	EUR	(4,549)	(5,317)	8
USD/EUR	JPM	07/24/18	EUR	(1,204)	(1,408)	90
USD/EUR	SCB	07/24/18	EUR	(5,593)	(6,536)	29
USD/EUR	SSB	07/24/18	EUR	(981)	(1,146)	(8)
USD/EUR	SSB	07/24/18	EUR	(95,576)	(111,698)	7,027
USD/GBP	CIT	07/24/18	GBP	(6,792)	(8,966)	310
USD/GBP	GSC	07/24/18	GBP	(2,569)	(3,391)	14
USD/GBP	JPM	07/24/18	GBP	(2,485)	(3,280)	133
USD/GBP	SCB	07/24/18	GBP	(11,500)	(15,180)	532
USD/GBP	SSB	07/24/18	GBP	(46,252)	(61,057)	4,839
USD/JPY	CIT	07/24/18	JPY	(1,427,610)	(12,891)	433
USD/JPY	GSC	07/24/18	JPY	(62,220)	(562)	20
USD/JPY	JPM	07/24/18	JPY	(2,173,863)	(19,629)	284
USD/JPY	SCB	07/24/18	JPY	(63,426)	(573)	23
USD/JPY	SGB	07/24/18	JPY	(1,428,258)	(12,897)	522
USD/JPY	SSB	07/24/18	JPY	(2,529,721)	(22,844)	495
USD/KRW	GSC	07/24/18	KRW	(6,827,148)	(6,129)	298
USD/MXN	SSB	07/24/18	MXN	(66,875)	(3,354)	300
USD/NOK	CIT	07/24/18	NOK	(12,159)	(1,492)	(2)
USD/NOK	CIT	07/24/18	NOK	(22,500)	(2,761)	103
USD/NOK	GSC	07/24/18	NOK	(241,215)	(29,595)	1,620
USD/NOK	JPM	07/24/18	NOK	(150,083)	(18,414)	308
USD/NOK	SCB	07/24/18	NOK	(31,840)	(3,907)	(11)
USD/NOK	SCB	07/24/18	NOK	(34,120)	(4,186)	48
USD/NOK	SSB	07/24/18	NOK	(49,570)	(6,082)	176
USD/NZD	CIT	07/24/18	NZD	(10,635)	(7,198)	462
USD/NZD	GSC	07/24/18	NZD	(885)	(599)	—
USD/NZD	JPM	07/24/18	NZD	(23,910)	(16,183)	1,136
USD/NZD	RBC	07/24/18	NZD	(5,353)	(3,623)	68
USD/NZD	SCB	07/24/18	NZD	(22,330)	(15,115)	763
USD/NZD	SGB	07/24/18	NZD	(76,556)	(51,814)	4,356
USD/NZD	SSB	07/24/18	NZD	(12,574)	(8,510)	260
USD/SEK	CIT	07/24/18	SEK	(101,580)	(11,351)	497
USD/SEK	GSC	07/24/18	SEK	(144,834)	(16,184)	555
USD/SEK	JPM	07/24/18	SEK	(123,123)	(13,759)	446
USD/SEK	SCB	07/24/18	SEK	(31,839)	(3,558)	59
USD/SEK	SGB	07/24/18	SEK	(144,121)	(16,105)	1,228
USD/SEK	SSB	07/24/18	SEK	(24,858)	(2,778)	86
USD/ZAR	SSB	07/24/18	ZAR	(5)	—	—
					4,091	(217)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.3%
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	125	124
Series 2017-A2-5, 1.81%, 06/15/20	469	467
Series 2018-A2-1, 2.14%, 09/15/20	220	220
Series 2018-A2-2, 2.64%, 02/16/21	2,100	2,099
BA Credit Card Trust
Series 2014-A-A1, 2.45%, (1M US LIBOR + 0.38%), 01/15/19 (b)	2,400	2,404
BMW Vehicle Lease Trust
Series 2017-A2-1, 1.64%, 11/20/18	193	192
Capital One Multi-Asset Execution Trust
Series 2014-A4-A4, 2.43%, (1M US LIBOR + 0.36%), 08/15/19 (b)	2,500	2,506
CarMax Auto Owner Trust
Series 2015-A3-4, 1.56%, 05/15/19	1,002	998
Chase Issuance Trust
Series 2016-A-A1, 2.48%, (1M US LIBOR + 0.41%), 05/15/19 (b)	2,650	2,657
Series 2018-A1-A1, 2.27%, (1M US LIBOR + 0.20%), 04/15/21 (b)	1,400	1,400
Citibank Credit Card Issuance Trust
Series 2017-A1-A1, 2.34%, (1M US LIBOR + 0.25%), 01/17/19 (b)	2,825	2,828
Series 2014-A6-A6, 2.15%, 07/15/19	1,000	994
Ford Credit Auto Owner Trust
Series 2017-A2A-A, 1.33%, 09/15/18	114	114
Series 2015-A3-C, 1.41%, 02/15/20	568	567
Series 2017-A2A-C, 1.80%, 09/15/20	756	753
GM Financial Consumer Automobile Receivables Trust
Series 2018-A2A-1, 2.08%, 01/19/21	630	627
Series 2018-A2A-2, 2.55%, 05/17/21	1,380	1,378
Honda Auto Receivables Owner Trust
Series 2017-A2-3, 1.57%, 02/19/19	1,139	1,135
Series 2016-A3-2, 1.39%, 04/15/19	1,164	1,158
Navient Student Loan Trust
Series 2016-A1-2A, 2.84%, (1M US LIBOR + 0.75%), 12/25/18 (b) (c)	463	463
Series 2018-A1-2A, 2.33%, (1M US LIBOR + 0.24%), 04/27/20 (b) (c)	1,352	1,353
Series 2018-A1-3A, 2.36%, (1M US LIBOR + 0.27%), 06/25/20 (b) (c)	1,500	1,500
Nissan Auto Receivables Owner Trust
Series 2017-A2A-B, 1.56%, 05/15/20	1,764	1,757
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20 (c)	962	958
Toyota Auto Receivables Owner Trust
Series 2016-A2A-D, 1.06%, 05/15/19	3	3
Series 2017-A2A-C, 1.58%, 06/15/19	1,913	1,904
Series 2018-A2A-B, 2.64%, 03/15/21	2,500	2,499
Verizon Owner Trust
Series 2017-A-1A, 2.06%, 09/20/21 (c)	2,000	1,977
Series 2018-A1B-1A, 2.34%, (1M US LIBOR + 0.26%), 09/20/22 (b) (c)	1,570	1,570
World Omni Auto Receivables Trust
Series 2017-A2A-B, 1.61%, 02/16/21	858	854
Series 2018-A2-B, 2.57%, 07/15/21	1,200	1,198
Total Non-U.S. Government Agency Asset-Backed Securities (cost $38,676)		38,657
CORPORATE BONDS AND NOTES 63.6%
Consumer Discretionary 1.7%
NBCUniversal Enterprise Inc.
2.71%, (3M US LIBOR + 0.40%), 04/01/21 (b) (c)	2,975	2,979
Consumer Staples 4.3%
Anheuser-Busch InBev Worldwide Inc.
3.05%, (3M US LIBOR + 0.69%), 08/01/18 (b)	3,000	3,002
BAT Capital Corp.
2.95%, (3M US LIBOR + 0.59%), 08/14/20 (b) (c)	895	897
Diageo Capital Plc
2.57%, (3M US LIBOR + 0.24%), 05/18/20 (b)	965	965
	Shares/Par[1]	Value ($)
Walmart Inc.
2.57%, (3M US LIBOR + 0.23%), 06/23/21 (b)	2,645	2,646
		7,510
Energy 5.2%
BP AMI Leasing Inc.
5.52%, 05/08/19 (c)	885	905
BP Capital Markets Plc
2.71%, (3M US LIBOR + 0.35%), 08/14/18 (b)	2,490	2,492
Phillips 66
3.00%, (3M US LIBOR + 0.65%), 04/15/19 (b) (c)	2,805	2,806
Total Capital International SA
2.92%, (3M US LIBOR + 0.57%), 08/10/18 (b)	275	275
2.68%, (3M US LIBOR + 0.35%), 06/19/19 (b)	2,510	2,516
		8,994
Financials 37.6%
AIG Global Funding
2.79%, (3M US LIBOR + 0.48%), 07/02/20 (b) (c)	185	185
American Express Co.
2.85%, (3M US LIBOR + 0.53%), 05/17/21 (b)	2,975	2,982
Anheuser-Busch InBev Finance Inc.
2.76%, (3M US LIBOR + 0.40%), 02/01/19 (b)	435	436
Bank of America Corp.
3.78%, (3M US LIBOR + 1.42%), 04/19/21 (b)	3,755	3,855
Bayer US Finance II LLC
2.97%, (3M US LIBOR + 0.63%), 06/25/21 (b) (c)	1,935	1,937
Berkshire Hathaway Finance Corp.
3.03%, (3M US LIBOR + 0.69%), 03/15/19 (b)	2,990	3,005
Capital One Financial Corp.
3.12%, (3M US LIBOR + 0.76%), 05/12/20 (b)	2,775	2,787
Caterpillar Financial Services Corp.
2.41%, (3M US LIBOR + 0.08%), 09/11/18 (b)	120	120
2.49%, (3M US LIBOR + 0.18%), 12/06/18 (b)	1,370	1,370
2.61%, (3M US LIBOR + 0.28%), 03/22/19 (b)	1,015	1,017
Citigroup Inc.
3.67%, (3M US LIBOR + 1.31%), 10/26/20 (b)	3,310	3,372
Daimler Finance North America LLC
3.22%, (3M US LIBOR + 0.86%), 08/01/18 (b) (c)	2,500	2,502
ERAC USA Finance LLC
2.80%, 11/01/18 (c)	2,235	2,233
Ford Motor Credit Co. LLC
3.18%, (3M US LIBOR + 0.83%), 08/12/19 (b)	1,700	1,706
Goldman Sachs Group Inc.
4.10%, (3M US LIBOR + 1.77%), 02/25/21 (b)	2,525	2,607
Harley-Davidson Financial Services Inc.
2.67%, (3M US LIBOR + 0.35%), 03/08/19 (b) (c)	1,215	1,216
2.83%, (3M US LIBOR + 0.50%), 05/21/20 (b) (c)	820	821
HSBC Holdings Plc
2.93%, (3M US LIBOR + 0.60%), 05/18/21 (b)	2,795	2,800
John Deere Capital Corp.
2.62%, (3M US LIBOR + 0.29%), 06/22/20 (b)	2,773	2,782
JPMorgan Chase Bank NA
2.65%, (3M US LIBOR + 0.29%), 02/01/21 (b)	3,370	3,373
Moody's Corp.
2.67%, (3M US LIBOR + 0.35%), 09/04/18 (b)	2,100	2,100
Morgan Stanley
2.90%, (3M US LIBOR + 0.55%), 02/10/21 (b)	3,525	3,530
National Australia Bank Ltd.
2.84%, (3M US LIBOR + 0.51%), 05/22/20 (b) (c)	1,760	1,765
PNC Bank NA
2.69%, (3M US LIBOR + 0.36%), 05/19/20 (b)	1,840	1,844
Royal Bank of Canada
2.87%, (3M US LIBOR + 0.53%), 03/15/19 (b)	600	601
Santander UK Plc
2.92%, (3M US LIBOR + 0.62%), 06/01/21 (b)	1,075	1,075
Toronto-Dominion Bank
2.75%, (3M US LIBOR + 0.44%), 07/02/19 (b)	710	712
2.76%, (3M US LIBOR + 0.43%), 06/11/21 (b)	2,500	2,503
Toyota Motor Credit Corp.
2.49%, (3M US LIBOR + 0.15%), 12/24/18 (b)	800	800
3.15%, (3M US LIBOR + 0.82%), 02/19/19 (b)	185	186
2.61%, (3M US LIBOR + 0.26%), 04/17/20 (b)	205	206
US Bank NA
2.68%, (3M US LIBOR + 0.32%), 01/24/20 - 04/26/21 (b)	2,055	2,057

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Wells Fargo & Co.
3.33%, (3M US LIBOR + 1.01%), 12/07/20 (b)	105	107
Wells Fargo Bank NA
2.66%, (3M US LIBOR + 0.31%), 01/15/21 (b)	4,000	4,001
Westpac Banking Corp.
2.74%, (3M US LIBOR + 0.43%), 03/06/20 (b)	2,685	2,695
		65,288
Health Care 4.2%
CVS Health Corp.
3.05%, (3M US LIBOR + 0.72%), 03/09/21 (b)	2,955	2,971
Gilead Sciences Inc.
2.49%, (3M US LIBOR + 0.17%), 09/20/18 (b)	1,670	1,670
GlaxoSmithKline Capital Plc
2.69%, (3M US LIBOR + 0.35%), 05/14/21 (b)	1,440	1,444
Johnson & Johnson
2.57%, (3M US LIBOR + 0.27%), 03/01/19 (b)	160	160
UnitedHealth Group Inc.
2.59%, (3M US LIBOR + 0.26%), 06/15/21 (b)	1,090	1,091
		7,336
Industrials 1.2%
General Dynamics Corp.
2.74%, (3M US LIBOR + 0.38%), 05/11/21 (b)	2,040	2,045
Information Technology 1.3%
Apple Inc.
3.15%, (3M US LIBOR + 0.82%), 02/22/19 (b)	2,225	2,237
Telecommunication Services 3.9%
AT&T Inc.
3.23%, (3M US LIBOR + 0.93%), 06/30/20 (b)	3,050	3,080
Verizon Communications Inc.
2.88%, (3M US LIBOR + 0.55%), 05/22/20 (b)	3,030	3,052
Vodafone Group Plc
4.63%, 07/15/18	620	620
		6,752
Utilities 4.2%
Dominion Energy Inc.
2.85%, (3M US LIBOR + 0.55%), 06/01/19 (b) (c)	3,197	3,206
Duke Energy Carolinas LLC
5.30%, 01/15/19	1,275	1,291
PacifiCorp
5.65%, 07/15/18	785	786
	Shares/Par[1]	Value ($)
Sempra Energy
2.85%, (3M US LIBOR + 0.50%), 01/15/21 (b)	2,040	2,048
		7,331
Total Corporate Bonds And Notes (cost $110,489)		110,472
SHORT TERM INVESTMENTS 9.8%
Investment Companies 9.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	16,008	16,008
Treasury Securities 0.6%
U.S. Treasury Bill
1.90%, 09/27/18 (f) (g)	1,100	1,095
Total Short Term Investments (cost $17,103)		17,103
Total Investments 95.7% (cost $166,268)		166,232
Other Derivative Instruments 0.5%		811
Other Assets and Liabilities, Net 3.8%		6,611
Total Net Assets 100.0%		173,654

(a) Consolidated Schedule of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $29,273 and 16.9%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil	150	December 2018	10,053	221	1,667
Cocoa	69	December 2018	1,805	32	(58)
Coffee 'C'	33	December 2018	1,561	(10)	(94)
Copper	100	September 2018	7,756	(14)	(340)
Corn	703	December 2018	14,712	165	(1,662)
Cotton No. 2	78	December 2018	3,007	12	266
Feeder Cattle	49	August 2018	3,595	119	112
Gold 100 oz.	113	August 2018	14,782	40	(606)
KCBT Wheat	215	December 2018	6,252	151	(754)
Lean Hogs	210	December 2018	5,303	(173)	(720)
Live Cattle	78	August 2018	3,275	86	54
LME Aluminum	59	September 2018	3,349	(205)	(205)
LME Lead	98	September 2018	5,994	(89)	(89)
LME Nickel	64	September 2018	5,682	37	37
LME Zinc	86	September 2018	6,520	(377)	(377)
Low Sulphur Gas Oil	97	September 2018	6,168	105	415
Natural Gas	162	October 2018	4,522	(32)	189
NY Harbor ULSD	126	September 2018	11,707	167	21
Platinum	221	October 2018	9,927	27	(449)
RBOB Gasoline	151	December 2018	10,940	250	1,572
Silver	84	December 2018	7,082	71	(229)
Soybean	85	November 2018	4,452	(13)	(712)
Soybean Meal	196	December 2018	7,326	(28)	(860)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Soybean Oil	120	December 2018	2,300	3	(159)
Sugar #11 (World Markets)	116	October 2018	1,660	(1)	(69)
Wheat	208	December 2018	5,854	167	(479)
WTI Crude Oil	168	December 2018	10,915	121	759
				832	(2,770)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Nicholas Convertible Arbitrage Fund
PREFERRED STOCKS 1.9%
Industrials 0.3%
Fortive Corp. - Series A, 5.00%, 07/01/21 (a)	1	513
Real Estate 1.6%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (a)	3	2,693
Total Preferred Stocks (cost $3,092)		3,206
CORPORATE BONDS AND NOTES 97.8%
Consumer Discretionary 7.7%
Caesars Entertainment Corp.
5.00%, 10/01/24 (a)	950	1,614
Ctrip.com International Ltd.
1.00%, 07/01/20 (a)	4,410	4,649
Live Nation Entertainment Inc.
2.50%, 03/15/23 (a) (b) (c)	3,780	3,925
Marriott Vacations Worldwide Corp.
1.50%, 09/15/22 (a) (c)	3,000	3,036
		13,224
Energy 9.7%
Golar LNG Ltd.
2.75%, 02/15/22 (a) (b)	5,010	5,459
Green Plains Inc.
4.13%, 09/01/22 (a)	1,700	1,683
Oil States International Inc.
1.50%, 02/15/23 (a) (b) (c)	2,785	2,896
PDC Energy Inc.
1.13%, 09/15/21 (a)	4,145	4,335
Weatherford International Ltd.
5.88%, 07/01/21 (a)	2,250	2,213
		16,586
Financials 7.3%
Hannon Armstrong Sustainable Infrastructure Capital Inc.
4.13%, 09/01/22 (a) (b)	2,795	2,684
IAC FinanceCo Inc.
0.88%, 10/01/22 (a) (c)	2,895	3,379
MGIC Investment Corp.
9.00%, 04/01/63 (a) (b) (c)	2,250	3,012
PRA Group Inc.
3.50%, 06/01/23 (a)	3,200	3,392
		12,467
Health Care 17.7%
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20 (a)	750	884
Exact Sciences Corp.
1.00%, 01/15/25 (a) (b)	3,995	4,193
Horizon Pharma Investment Ltd.
2.50%, 03/15/22 (a) (b)	5,385	5,171
Insulet Corp.
1.38%, 11/15/24 (a) (b) (c)	3,265	3,684
Jazz Investments I Ltd.
1.50%, 08/15/24 (a) (c)	3,935	4,115
Ligand Pharmaceuticals Inc.
0.75%, 05/15/23 (a) (b) (c)	3,875	4,030
Repligen Corp.
2.13%, 06/01/21 (a)	1,500	2,320
Supernus Pharmaceuticals Inc.
0.63%, 04/01/23 (a) (c)	1,270	1,544
Teladoc Inc.
1.38%, 05/15/25 (a) (c)	3,460	4,322
		30,263
Industrials 16.2%
Air Transport Services Group Inc.
1.13%, 10/15/24 (a) (b) (c)	3,500	3,397
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (a) (b)	2,335	3,088
Dycom Industries Inc.
0.75%, 09/15/21 (a)	4,000	4,641
Greenbrier Cos. Inc.
2.88%, 02/01/24 (a) (b)	4,300	4,925
	Shares/Par[1]	Value ($)
Meritor Inc.
3.25%, 10/15/37 (a) (c)	3,550	3,523
Patrick Industries Inc.
1.00%, 02/01/23 (a) (c)	2,005	1,859
Team Inc.
5.00%, 08/01/23 (a) (c)	2,600	3,338
Tutor Perini Corp.
2.88%, 06/15/21 (a)	3,025	3,036
		27,807
Information Technology 37.4%
Akamai Technologies Inc.
0.13%, 05/01/25 (a) (b) (c)	1,505	1,509
Atlassian Inc.
0.63%, 05/01/23 (a) (b) (c)	4,030	4,164
Coupa Software Inc.
0.38%, 01/15/23 (a) (c)	1,350	2,021
Cypress Semiconductor Corp.
4.50%, 01/15/22 (a) (b)	2,450	3,251
Everbridge Inc.
1.50%, 11/01/22 (a) (b)	2,035	3,045
Guidewire Software Inc.
1.25%, 03/15/25 (a) (b)	4,235	4,302
II-VI Inc.
0.25%, 09/01/22 (a) (c)	1,170	1,333
Integrated Device Technology Inc.
0.88%, 11/15/22 (a) (b)	1,500	1,709
Lumentum Holdings Inc.
0.25%, 03/15/24 (a)	2,675	3,164
Microchip Technology Inc.
1.63%, 02/15/27 (a)	3,310	3,868
Nutanix Inc.
0.00%, 01/15/23 (a) (b) (c) (d)	3,300	4,081
NXP Semiconductors NV
1.00%, 12/01/19 (a)	1,500	1,805
Okta Inc.
0.25%, 02/15/23 (a) (c)	1,060	1,302
ON Semiconductor Corp.
1.63%, 10/15/23 (a)	2,000	2,531
Pure Storage Inc.
0.13%, 04/15/23 (a) (c)	3,180	3,536
Q2 Holdings Inc.
0.75%, 02/15/23 (a) (c)	1,555	1,765
ServiceNow Inc.
0.00%, 06/01/22 (a) (d)	1,545	2,102
Square Inc.
0.50%, 05/15/23 (a) (c)	4,000	4,266
Twilio Inc.
0.25%, 06/01/23 (a) (c)	510	529
Twitter Inc.
0.25%, 06/15/24 (a) (c)	1,500	1,546
Weibo Corp.
1.25%, 11/15/22 (a) (c)	2,565	2,575
Wix.com Ltd.
0.00%, 07/01/23 (a) (c) (d)	1,300	1,285
Workday Inc.
0.25%, 10/01/22 (a) (c)	2,760	2,894
Yahoo! Inc.
0.00%, 12/01/18 (a) (d)	1,820	2,504
Zillow Group Inc.
2.00%, 12/01/21 (a)	2,000	2,529
1.50%, 07/01/23 (a)	505	505
		64,121
Materials 1.8%
Cemex SAB de CV
3.72%, 03/15/20 (a)	3,000	3,008
Total Corporate Bonds And Notes (cost $159,483)		167,476

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (e) (f)	7,403	7,403
Total Short Term Investments (cost $7,403)		7,403
Total Investments 104.0% (cost $169,978)		178,085
Total Securities Sold Short (39.4)% (proceeds $61,943)		(67,548)
Other Assets and Liabilities, Net 35.4%		60,739
Total Net Assets 100.0%		171,276

(a) Convertible security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $78,866 and 46.0%, respectively.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (39.4%)
COMMON STOCKS (37.3%)
Consumer Discretionary (2.3%)
Caesars Entertainment Corp.	(99)	(1,059)
Ctrip.com International Ltd. - ADR	(21)	(1,010)
Live Nation Inc.	(19)	(940)
Marriott Vacations Worldwide Corp.	(8)	(932)
		(3,941)
Energy (2.6%)
Golar LNG Ltd.	(60)	(1,763)
Green Plains Renewable Energy Inc.	(27)	(490)
Oil States International Inc.	(31)	(995)
PDC Energy Inc.	(15)	(884)
Weatherford International Plc	(116)	(382)
		(4,514)
Financials (1.0%)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(7)	(138)
PRA Group Inc.	(41)	(1,600)
		(1,738)
Health Care (6.6%)
BioMarin Pharmaceutical Inc.	(4)	(346)
Exact Sciences Corp.	(23)	(1,393)
Horizon Pharma Plc	(57)	(952)
Insulet Corp.	(18)	(1,508)
Jazz Pharmaceuticals Plc	(7)	(1,216)
Ligand Pharmaceuticals Inc.	(7)	(1,463)
Repligen Corp.	(33)	(1,543)
Supernus Pharmaceuticals Inc.	(13)	(766)
Teladoc Inc.	(36)	(2,061)
		(11,248)
Industrials (6.1%)
Air Transport Services Group Inc.	(49)	(1,115)
Atlas Air Worldwide Holdings Inc.	(25)	(1,771)
Dycom Industries Inc.	(19)	(1,755)
Greenbrier Cos. Inc.	(39)	(2,078)
Meritor Inc.	(40)	(823)
Patrick Industries Inc.	(9)	(512)
Team Inc.	(77)	(1,788)
Tutor Perini Corp.	(35)	(646)
		(10,488)
Information Technology (17.7%)
Akamai Technologies Inc.	(10)	(696)
Atlassian Corp. Plc - Class A	(22)	(1,391)
Coupa Software Inc.	(23)	(1,407)
Cypress Semiconductor Corp.	(100)	(1,556)
Everbridge Inc.	(36)	(1,728)
Guidewire Software Inc.	(17)	(1,474)
IAC/InterActiveCorp.	(11)	(1,738)
II-VI Inc.	(15)	(647)
Integrated Device Technology Inc.	(27)	(858)
Lumentum Holdings Inc.	(27)	(1,534)
Microchip Technology Inc.	(29)	(2,616)
Nutanix Inc. - Class A	(40)	(2,063)
NXP Semiconductors NV	(4)	(481)
Okta Inc. - Class A	(14)	(685)
ON Semiconductor Corp.	(63)	(1,396)
Pure Storage Inc. - Class A	(64)	(1,531)
Q2 Holdings Inc.	(14)	(776)
	Shares/Par[1]	Value ($)
ServiceNow Inc.	(8)	(1,384)
Square Inc. - Class A	(32)	(1,979)
Twilio Inc. - Class A	(4)	(202)
Twitter Inc.	(11)	(498)
Weibo Corp. - ADR	(10)	(888)
Wix.com Ltd.	(4)	(421)
Workday Inc. - Class A	(9)	(1,139)
Zillow Group Inc. - Class C	(21)	(1,240)
		(30,328)
Materials (0.1%)
Cemex SAB de CV - ADR	(27)	(177)
Real Estate (0.9%)
Crown Castle International Corp.	(14)	(1,509)
Total Common Stocks (proceeds $58,550)		(63,943)
INVESTMENT COMPANIES (2.1%)
Altaba Inc.	(24)	(1,735)
iShares 7-10 Year Treasury Bond Fund ETF	(18)	(1,870)
Total Investment Companies (proceeds $3,393)		(3,605)
Total Securities Sold Short (39.4%) (proceeds $61,943)		(67,548)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PIMCO Credit Income Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.6%
Citigroup Mortgage Loan Trust Inc.
Series 2007-A2B-AHL1, REMIC, 2.23%, (1M US LIBOR + 0.14%), 12/25/36 (a)	122	120
Series 2007-3A3A-10, REMIC, 3.84%, 09/25/37 (a)	19	16
CVS Pass-Through Trust
Series A, 7.51%, 01/10/32 (b)	55	64
Series 2013-PTC, 4.70%, 01/10/36 (b)	873	869
JPMorgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 2.36%, (1M US LIBOR + 0.27%), 07/25/36 (a)	300	284
Other Securities		10,246
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,771)		11,599
CORPORATE BONDS AND NOTES 84.2%
Consumer Discretionary 5.9%
Charter Communications Operating LLC
4.46%, 07/23/22	1,000	1,011
3.75%, 02/15/28	300	272
4.20%, 03/15/28	1,100	1,031
5.38%, 04/01/38	400	377
5.75%, 04/01/48	300	290
Comcast Corp.
3.15%, 03/01/26	200	188
2.35%, 01/15/27	200	175
3.30%, 02/01/27	400	376
3.90%, 03/01/38	300	273
4.50%, 01/15/43	500	472
4.60%, 08/15/45	400	384
3.40%, 07/15/46	1,200	970
4.00%, 11/01/49	300	263
Time Warner Cable Inc.
6.75%, 07/01/18	100	100
8.25%, 04/01/19	500	519
4.13%, 02/15/21	1,000	1,007
6.75%, 06/15/39	700	746
4.50%, 09/15/42	300	246
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	124
Wynn Macau Ltd.
5.50%, 10/01/27 (b)	3,200	3,057
Other Securities		14,337
		26,218
Consumer Staples 2.7%
Anheuser-Busch InBev Worldwide Inc.
3.05%, (3M US LIBOR + 0.74%), 01/12/24 (a)	2,500	2,523
BAT Capital Corp.
3.56%, 08/15/27 (b)	2,400	2,231
Other Securities		7,304
		12,058
Energy 8.6%
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	650	709
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23	1,100	1,132
Enbridge Inc.
2.74%, (3M US LIBOR + 0.40%), 01/10/20 (a)	1,500	1,499
3.70%, 07/15/27	900	853
Energy Transfer Partners LP
4.65%, 06/01/21	800	818
4.20%, 04/15/27	100	95
4.90%, 03/15/35	554	501
7.50%, 07/01/38	200	230
6.05%, 06/01/41	1,300	1,291
6.50%, 02/01/42	100	104
Petroleos Mexicanos
6.50%, 03/13/27	3,000	3,076
Regency Energy Partners LP
5.75%, 09/01/20	200	208
5.88%, 03/01/22	1,000	1,056
5.00%, 10/01/22	300	309
	Shares/Par[1]	Value ($)
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (c)	100	105
6.25%, 03/15/22	300	322
5.63%, 04/15/23	800	848
5.75%, 05/15/24	1,510	1,612
5.88%, 06/30/26	700	751
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/19 (b)	500	491
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27	1,700	1,573
Other Securities		21,049
		38,632
Financials 42.3%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	302
4.25%, 07/01/20	500	505
4.50%, 05/15/21	600	612
3.95%, 02/01/22	400	397
3.50%, 01/15/25	1,900	1,782
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (d)	900	882
2.65%, 04/01/19	100	100
2.25%, 04/21/20	300	296
2.15%, 11/09/20	3,900	3,808
4.10%, 07/24/23	1,475	1,497
3.50%, 04/19/26	1,300	1,257
3.82%, 01/20/28 (a) (e)	5,000	4,882
3.42%, 12/20/28	631	594
3.97%, 03/05/29	500	492
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	398
3.00%, 02/24/25	500	480
2.80%, 05/04/26	1,800	1,698
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (d)	200	240
7.63%, 11/21/22 (e)	2,400	2,583
Barclays Plc
3.96%, (3M US LIBOR + 1.63%), 01/10/23 (a) (e)	900	914
3.71%, (3M US LIBOR + 1.38%), 05/16/24 (a)	2,200	2,172
BAT International Finance Plc
2.75%, 06/15/20 (b)	200	198
BOC Aviation Pte Ltd.
2.75%, 09/18/22 (b)	400	380
3.50%, 09/18/27 (b)	500	458
BPCE SA
3.55%, (3M US LIBOR + 1.22%), 05/22/22 (a) (b)	500	507
2.75%, 01/11/23 (b)	2,500	2,388
Citigroup Inc.
3.55%, (3M US LIBOR + 1.19%), 08/02/21 (a)	1,000	1,017
3.42%, (3M US LIBOR + 1.10%), 05/17/24 (a)	200	201
3.35%, (3M US LIBOR + 1.02%), 06/01/24 (a)	600	601
3.20%, 10/21/26	600	558
4.08%, 04/23/29	1,200	1,178
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	600	578
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (d)	1,400	1,835
3.75%, 07/21/26	1,000	935
Credit Suisse AG
3.00%, 10/29/21	300	296
6.50%, 08/08/23	300	319
6.50%, 08/08/23 (b)	200	212
Credit Suisse Group AG
3.57%, 01/09/23 (b)	250	245
3.87%, 01/12/29 (b)	700	658
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	900	895
3.75%, 03/26/25	800	767
4.55%, 04/17/26	700	700
Deutsche Bank AG
3.31%, (3M US LIBOR + 0.97%), 07/13/20 (a)	1,100	1,090
3.15%, 01/22/21	500	483
4.25%, 10/14/21	2,200	2,167

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
3.30%, 11/16/22	300	281
3.52%, (3M US LIBOR + 1.19%), 11/16/22 (a) (e)	500	486
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	2,300	2,331
5.45%, 06/15/23 (b)	2,125	2,224
Ford Motor Credit Co. LLC
3.18%, (3M US LIBOR + 0.83%), 08/12/19 (a)	400	401
2.68%, 01/09/20	300	297
8.13%, 01/15/20	150	161
5.88%, 08/02/21	300	318
3.43%, (3M US LIBOR + 1.08%), 08/03/22 (a)	1,400	1,407
GE Capital International Funding Co.
4.42%, 11/15/35	1,900	1,837
Goldman Sachs Group Inc.
6.00%, 06/15/20	200	210
5.25%, 07/27/21	500	525
3.51%, (3M US LIBOR + 1.17%), 11/15/21 (a)	600	610
5.75%, 01/24/22	100	107
3.08%, (3M US LIBOR + 0.75%), 02/23/23 (a)	600	597
3.50%, 01/23/25	700	676
3.75%, 02/25/26	1,000	968
4.22%, 05/01/29	2,400	2,358
HSBC Bank Plc
4.13%, 08/12/20 (b)	400	407
HSBC Bank USA NA
4.88%, 08/24/20	110	113
HSBC Holdings Plc
6.00%, (callable at 100 beginning 09/29/23), EUR (d)	1,100	1,437
6.25%, (callable at 100 beginning 03/23/23) (d) (f)	1,200	1,177
3.60%, 05/25/23	800	790
4.30%, 03/08/26	725	727
3.90%, 05/25/26	600	585
HSBC USA Inc.
2.35%, 03/05/20	200	198
Jefferies Finance LLC
7.38%, 04/01/20 (b)	1,600	1,622
7.50%, 04/15/21 (b)	600	608
6.88%, 04/15/22 (b)	300	299
7.25%, 08/15/24 (b)	400	394
JPMorgan Chase & Co.
5.83%, (callable at 100 beginning 10/30/18) (d) (e)	1,100	1,109
6.30%, 04/23/19	300	309
3.26%, (3M US LIBOR + 0.90%), 04/25/23 (a)	100	101
3.90%, 07/15/25	200	199
3.30%, 04/01/26	1,700	1,623
3.78%, 02/01/28 (a)	7,000	6,826
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,500	2,411
Mitsubishi UFJ Financial Group Inc.
4.18%, (3M US LIBOR + 1.88%), 03/01/21 (a)	412	426
3.39%, (3M US LIBOR + 1.06%), 09/13/21 (a)	600	608
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/19 (b)	3,600	3,566
Morgan Stanley
7.30%, 05/13/19	290	301
5.75%, 01/25/21	100	106
2.75%, 05/19/22	1,100	1,065
3.13%, 01/23/23	3,400	3,314
4.00%, 07/23/25	1,000	996
3.88%, 01/27/26	300	295
3.63%, 01/20/27	3,700	3,558
MUFG Americas Holdings Corp.
3.00%, 02/10/25	1,000	953
Nationwide Building Society
10.25%, GBP (d)	535	1,071
2.35%, 01/21/20 (g) (h)	2,150	2,120
Petrobras Global Finance BV
7.38%, 01/17/27	300	300
6.00%, 01/27/28 (b)	2,593	2,350
5.75%, 02/01/29	200	175
Rabobank Nederland NV
6.88%, 03/19/20, EUR	400	517
	Shares/Par[1]	Value ($)
Santander Holdings USA Inc.
2.70%, 05/24/19	217	216
3.70%, 03/28/22	1,200	1,182
3.40%, 01/18/23	1,100	1,063
4.40%, 07/13/27	100	95
Santander UK Group Holdings Plc
7.38%, (callable at 100 beginning 06/24/22), GBP (d)	295	405
4.75%, 09/15/25 (b)	600	585
Santander UK Plc
2.13%, 11/03/20	1,500	1,455
3.40%, 06/01/21 (f)	500	498
5.00%, 11/07/23 (b)	300	305
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 (b)	600	580
3.00%, 07/15/22 (b)	800	772
Sumitomo Mitsui Financial Group Inc.
4.01%, (3M US LIBOR + 1.68%), 03/09/21 (a)	1,200	1,237
3.50%, (3M US LIBOR + 1.14%), 10/19/21 (a)	1,300	1,320
3.12%, (3M US LIBOR + 0.78%), 07/12/22 (a)	500	502
Synchrony Financial
2.70%, 02/03/20	100	99
3.58%, (3M US LIBOR + 1.23%), 02/03/20 (a)	200	202
UBS AG
2.38%, 08/14/19	300	298
2.90%, (3M US LIBOR + 0.58%), 06/08/20 (a) (b)	2,100	2,106
2.45%, 12/01/20 (b)	200	196
2.78%, (3M US LIBOR + 0.48%), 12/01/20 (a) (b)	200	200
7.63%, 08/17/22	2,403	2,641
UBS Group AG
4.13%, 09/24/25 (b)	250	248
Wells Fargo & Co.
2.10%, 07/26/21	400	385
2.63%, 07/22/22	300	289
3.47%, (3M US LIBOR + 1.11%), 01/24/23 (a) (e)	1,500	1,525
3.59%, (3M US LIBOR + 1.23%), 10/31/23 (a)	1,400	1,426
3.30%, 09/09/24	950	918
3.58%, 05/22/28 (a)	4,800	4,601
Weyerhaeuser Co.
7.38%, 10/01/19	300	315
7.38%, 03/15/32	1,000	1,270
Other Securities		58,656
		188,597
Health Care 4.7%
Actavis Funding SCS
3.45%, 03/15/22	975	959
3.80%, 03/15/25	1,400	1,359
Amgen Inc.
2.60%, 08/19/26	700	631
3.20%, 11/02/27	1,900	1,777
CVS Health Corp.
2.13%, 06/01/21	400	384
4.30%, 03/25/28	1,100	1,082
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	400	364
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/20, EUR	200	227
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	400	371
2.80%, 07/21/23	1,600	1,381
6.00%, 04/15/24	300	299
3.15%, 10/01/26	450	361
Other Securities		11,660
		20,855
Industrials 4.2%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (d)	2,300	2,272
International Lease Finance Corp.
7.13%, 09/01/18 (b)	190	191
8.25%, 12/15/20	600	661
8.63%, 01/15/22	200	229
Other Securities		15,419
		18,772

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Information Technology 3.6%
Broadcom Corp.
3.00%, 01/15/22	1,600	1,556
3.63%, 01/15/24	1,500	1,451
Other Securities		12,912
		15,919
Materials 1.3%
China Uranium Development Co. Ltd.
3.50%, 10/08/18	200	200
Syngenta Finance NV
3.93%, 04/23/21 (b)	500	500
Other Securities		5,154
		5,854
Real Estate 4.9%
Kimco Realty Corp.
3.30%, 02/01/25	3,000	2,844
2.80%, 10/01/26	700	621
Weyerhaeuser Co.
4.63%, 09/15/23	500	521
8.50%, 01/15/25	500	615
Other Securities		17,239
		21,840
Telecommunication Services 3.2%
AT&T Inc.
2.97%, (3M US LIBOR + 0.75%), 06/01/21 (a)	2,100	2,107
3.30%, (3M US LIBOR + 0.95%), 07/15/21 (a)	900	908
3.95%, 01/15/25	100	98
4.10%, 02/15/28 (b)	320	306
4.35%, 06/15/45	100	85
4.50%, 03/09/48	200	172
Sprint Corp.
7.25%, 09/15/21	1,300	1,350
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	1,219	1,205
Verizon Communications Inc.
3.44%, (3M US LIBOR + 1.10%), 05/15/25 (a)	2,200	2,200
4.13%, 03/16/27	300	296
4.33%, 09/21/28 (b)	300	298
4.27%, 01/15/36	800	738
5.25%, 03/16/37	100	103
5.01%, 08/21/54	279	262
4.67%, 03/15/55	1,679	1,480
Other Securities		2,574
		14,182
Utilities 2.8%
Other Securities		12,333
Total Corporate Bonds And Notes (cost $385,267)		375,260
SENIOR LOAN INTERESTS 3.7%
Consumer Discretionary 1.7%
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (a)	587	586
Las Vegas Sands LLC
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/27/25 (a)	5,129	5,089
Other Securities		1,842
		7,517
Energy 0.1%
Other Securities		508
Financials 0.9%
Other Securities		3,876
Health Care 0.2%
Other Securities		682
Industrials 0.3%
Other Securities		1,283
Information Technology 0.4%
Other Securities		1,924
Materials 0.1%
Other Securities		491
	Shares/Par[1]	Value ($)
Utilities 0.0%
Other Securities		98
Total Senior Loan Interests (cost $16,440)		16,379
GOVERNMENT AND AGENCY OBLIGATIONS 21.0%
Mortgage-Backed Securities 6.3%
Federal National Mortgage Association
3.00%, 07/01/43	600	585
3.00%, 08/01/43	15	14
TBA, 3.00%, 08/15/46 (i)	2,400	2,322
TBA, 3.50%, 07/15/48 (i)	5,300	5,274
TBA, 3.50%, 08/15/48 (i)	20,000	19,877
		28,072
Municipal 0.0%
Other Securities		168
Sovereign 2.2%
Argentina Bonar Bond
33.81%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	29,080	915
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (a)	7,800	280
Argentina Republic Government International Bond
6.88%, 01/26/27	1,500	1,346
5.25%, 01/15/28, EUR	400	398
2.50%, 12/31/38 (c)	500	286
6.25%, 11/09/47, EUR	400	365
Saudi Arabia Government International Bond
4.00%, 04/17/25 (b)	900	894
3.25%, 10/26/26	1,500	1,404
3.63%, 03/04/28 (b)	1,000	950
Other Securities		2,988
		9,826
Treasury Inflation Indexed Securities 0.9%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (j) (k)	3,423	3,325
Other Securities		691
		4,016
U.S. Treasury Securities 11.6%
U.S. Treasury Bond
3.50%, 02/15/39	914	994
Principal Only, 0.00%, 08/15/44 (l)	1,325	606
Principal Only, 0.00%, 05/15/45 (l)	2,525	1,130
2.50%, 02/15/46 (i)	8,175	7,421
2.50%, 05/15/46	6,857	6,222
2.25%, 08/15/46	3,385	2,911
2.88%, 11/15/46 (j)	182	178
2.75%, 11/15/47 (i)	4,908	4,678
3.00%, 02/15/48	8,823	8,842
U.S. Treasury Note
1.88%, 07/31/22 (j)	1,431	1,385
2.13%, 12/31/22 (i)	5,200	5,068
1.75%, 01/31/23 (j)	2,116	2,027
2.13%, 05/15/25 (j)	2,940	2,813
2.38%, 05/15/27	1,218	1,173
2.88%, 05/15/28	6,319	6,329
		51,777
Total Government And Agency Obligations (cost $95,553)		93,859
TRUST PREFERREDS 0.0%
Utilities 0.0%
Other Securities		11
Total Trust Preferreds (cost $10)		11
PREFERRED STOCKS 0.1%
Financials 0.1%
Other Securities		318
Real Estate 0.0%
Other Securities		43
Total Preferred Stocks (cost $338)		361

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.8%
Securities Lending Cash Collateral Fund LLC, 1.99% (m) (n)	12,374	12,374
Treasury Securities 0.0%
Argentina Treasury Bill
-0.50%, 09/14/18, ARS (o)	8,000	285
Total Short Term Investments (cost $12,770)		12,659
Total Investments 114.4% (cost $522,149)		510,128
Total Purchased Options 0.0% (cost $426)		109
Other Derivative Instruments (0.2)%		(956)
Other Assets and Liabilities, Net (14.2)%		(63,502)
Total Net Assets 100.0%		445,779

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $92,830 and 20.8%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) All or portion of the security was on loan.

(f) Convertible security.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $43,899.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(o) The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
Argentina	0.8%
Australia	0.8
Belgium	0.5
Bermuda	0.2
Brazil	1.6
Canada	1.8
Cayman Islands	0.1
China	1.7
Denmark	0.1
France	1.1
Germany	1.4
Hong Kong	—
India	0.3
Indonesia	0.1
Ireland	1.7
Israel	0.5
Italy	0.7
Japan	2.1
Kuwait	0.3
Luxembourg	0.1
Macau	0.6
Mexico	1.0
Netherlands	1.6
Norway	0.2
Panama	0.1
Qatar	0.3
Russian Federation	0.1
Saudi Arabia	0.7
Singapore	0.3
Slovenia	—
South Africa	—
Spain	0.4
Sweden	0.1
Switzerland	2.1
United Arab Emirates	0.1
United Kingdom	5.5
United States of America	71.0
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Air Canada Pass-Through Trust, Series 2017-A-1, 3.55%, 01/15/30	12/08/17	1,700	1,621	0.4
BP AMI Leasing Inc., 5.52%, 05/08/19	09/25/12	128	128	—
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/14	301	318	0.1
Community Health Systems Inc., 8.63%, 01/15/24	06/29/18	597	602	0.1
Crown Castle Towers LLC, 4.24%, 07/15/28	06/27/18	100	101	—
Duke Energy Corp., 2.83%, 05/14/21	05/14/18	300	300	0.1
FMR LLC, 4.95%, 02/01/33	02/09/15	782	756	0.2
GTP Acquisition Partners I LLC, Series 2015-A-2, 3.48%, 06/16/25	05/21/15	300	293	0.1
HKCG Finance Ltd., 6.25%, 08/07/18	02/05/18	201	201	—
Microchip Technology Inc., 3.92%, 06/01/21	05/24/18	1,100	1,103	0.3
Nationwide Building Society, 2.35%, 01/21/20	03/27/18	2,127	2,120	0.5
Petrofac Ltd., 3.40%, 10/10/18	10/04/13	200	198	—
Sanchez Energy Corp., 7.25%, 02/15/23	03/01/18	101	99	—
Transocean Guardian Ltd., 5.88%, 01/15/24	06/28/18	99	100	—
Wand Merger Corp., 8.13%, 07/15/23	06/29/18	300	304	0.1
WestJet Airlines Ltd., 3.50%, 06/16/21	06/14/16	200	198	—
Yara International ASA, 4.75%, 06/01/28	05/25/18	299	300	0.1
		8,835	8,742	2.0

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-Bund	(11)	September 2018	EUR	(1,781)	(1)	(9)
U.S. Treasury Note, 10-Year	149	September 2018		17,993	—	(85)
U.S. Treasury Note, 5-Year	336	September 2018		38,113	(8)	63
					(9)	(31)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.50	06/20/48		4,850	7	72
3M South African Johannesburg Interbank Rate (Q)	Paying	7.25	09/19/23	ZAR	40,700	6	(75)
3M South African Johannesburg Interbank Rate (Q)	Paying	7.75	09/19/28	ZAR	40,400	12	(132)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	09/20/24	JPY	127,500	—	(47)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	03/20/28	JPY	146,700	—	(1)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	03/20/29	JPY	570,000	(6)	(49)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.42	03/25/29	JPY	60,000	—	(4)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.25	06/17/35	JPY	20,000	—	(4)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.50	12/21/45	JPY	50,000	1	58
6M Budapest Interbank Offered Rate (A)	Paying	1.00	09/19/23	HUF	297,000	(6)	(50)
6M Budapest Interbank Offered Rate (A)	Paying	1.25	09/19/23	HUF	906,900	(18)	(152)
6M EURIBOR (S)	Receiving	1.25	09/19/28	EUR	3,500	(3)	(87)
6M EURIBOR (S)	Receiving	1.25	12/19/28	EUR	2,600	(2)	(38)
6M EURIBOR (S)	Receiving	1.50	09/19/48	EUR	500	(1)	(12)
6M GBP LIBOR (S)	Receiving	1.50	09/19/28	GBP	7,900	13	(134)
6M GBP LIBOR (S)	Receiving	1.75	09/19/48	GBP	1,700	5	21
6M GBP LIBOR (S)	Paying	1.50	09/19/23	GBP	300	—	3
Brazil Interbank Deposit Rate (A)	Paying	7.50	01/02/20	BRL	120,000	14	(247)
Mexican Interbank Rate (M)	Paying	5.61	07/07/21	MXN	14,100	—	(43)
Mexican Interbank Rate (M)	Paying	5.84	09/14/21	MXN	1,600	—	(4)
Mexican Interbank Rate (M)	Paying	5.81	09/29/21	MXN	1,300	—	(7)
Mexican Interbank Rate (M)	Paying	5.75	09/30/21	MXN	1,600	—	(8)
Mexican Interbank Rate (M)	Paying	5.63	10/11/21	MXN	12,900	—	(39)
Mexican Interbank Rate (M)	Paying	7.68	12/29/22	MXN	58,600	(3)	(21)
Mexican Interbank Rate (M)	Paying	7.61	01/23/23	MXN	89,000	(5)	14
Mexican Interbank Rate (M)	Paying	7.62	02/27/23	MXN	67,600	(4)	(34)
						10	(1,020)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Darden Restaurants Inc., 6.80%, 10/15/37 (Q)	1.00	06/20/20	200	(3)	—	—
				(3)	—	—
Credit default swap agreements - sell protection[4]
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	1.00	06/20/21	(100)	2	—	5
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	1.00	12/20/21	(400)	8	—	27
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	1.00	06/20/22	(700)	12	—	25
Berkshire Hathaway Inc., 1.55%, 02/09/18 (Q)	1.00	06/20/21	(500)	10	—	4
Berkshire Hathaway Inc., 1.55%, 02/09/18 (Q)	1.00	12/20/22	(900)	18	—	1
Berkshire Hathaway Inc., 1.90%, 01/31/17 (Q)	1.00	12/20/20	(200)	4	—	7
Berkshire Hathaway Inc., 2.75%, 03/15/23 (Q)	1.00	12/20/22	(5,600)	111	1	(14)
British Telecommunications Plc, 5.75%, 12/07/28 (Q)	1.00	06/20/23	(900)	5	1	(1)
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Q)	1.00	06/20/22	(200)	4	—	7
Carrefour SA, 1.75%, 05/22/19 (Q)	1.00	06/20/23	(100)	—	—	—
CDX.NA.IG.27 (Q)	1.00	12/20/21	(800)	14	—	2
D.R. Horton Inc., 3.63%, 02/15/18 (Q)	1.00	03/20/21	(100)	2	—	2
Daimler AG, 0.63%, 03/05/20 (Q)	1.00	12/20/20	(400)	6	—	—
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	1.00	06/20/19	(300)	(1)	—	—
Enbridge Inc., 3.50%, 06/10/24 (Q)	1.00	12/20/21	(100)	1	—	6
Enbridge Inc., 3.50%, 06/10/24 (Q)	1.00	06/20/22	(50)	1	—	1
Ford Motor Co., 6.50%, 08/01/18 (Q)	5.00	12/20/21	(1,100)	155	—	(11)
Ford Motor Credit Co. LLC, 5.00%, 05/15/18 (Q)	5.00	06/20/21	(400)	52	—	(11)
Ford Motor Credit Co. LLC, 5.00%, 05/15/18 (Q)	5.00	12/20/22	(800)	134	—	(14)
Goldman Sachs Group Inc., 5.95%, 01/18/18 (Q)	1.00	12/20/20	(800)	12	—	—
Goldman Sachs Group Inc., 5.95%, 01/18/18 (Q)	1.00	06/20/21	(1,700)	28	—	3
Goldman Sachs Group Inc., 5.95%, 01/18/18 (Q)	1.00	12/20/21	(1,400)	24	—	7
Hess Corp., 8.13%, 02/15/19 (Q)	1.00	06/20/21	(300)	5	—	22
Host Hotels & Resorts LP, 4.75%, 03/01/23 (Q)	1.00	12/20/20	(300)	6	—	3
iTraxx Europe Senior Series 26 (Q)	1.00	12/20/21	(1,400)	23	3	20
MetLife Inc., 4.75%, 02/08/21 (Q)	1.00	06/20/21	(1,000)	20	—	26
MetLife Inc., 4.75%, 02/08/21 (Q)	1.00	06/20/22	(800)	16	—	6
MetLife Inc., 4.75%, 02/08/21 (Q)	1.00	12/20/22	(1,100)	20	—	(2)
Morgan Stanley, 3.75%, 02/25/23 (Q)	1.00	12/20/20	(300)	5	—	—
Prudential Financial Inc., 6.10%, 06/15/17 (Q)	1.00	06/20/21	(100)	2	—	1
Ryder System Inc., 2.55%, 06/01/19 (Q)	1.00	06/20/22	(500)	8	—	(2)
Sherwin-Williams Co., 7.38%, 02/01/27 (Q)	1.00	12/20/22	(1,000)	11	—	(4)
Simon Property Group Inc., 4.38%, 03/01/21 (Q)	1.00	06/20/22	(1,300)	25	—	21
Sprint Communications, 7.00%, 08/15/20 (Q)	5.00	09/20/20	(100)	8	—	4
Telefonica Emisiones SAU, 2.74%, 05/29/19 (Q)	1.00	06/20/22	(100)	1	—	1
Tenet Healthcare Corp., 6.88%, 11/15/31 (Q)	5.00	03/20/19	(100)	3	—	(2)
Viacom Inc., 6.88%, 04/30/36 (Q)	1.00	06/20/21	(300)	4	—	—
Vodafone Group Plc, 1.00%, 09/11/20 (Q)	1.00	06/20/23	(400)	4	—	—
				763	5	140

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 01/31/21	BOA	Call	2.45	01/29/19	8,000,000	5
3M LIBOR, 11/29/20	CGM	Call	2.00	11/27/18	29,100,000	3
3M LIBOR, 02/21/49	DUB	Put	3.23	02/19/19	900,000	16
3M LIBOR, 09/20/49	DUB	Put	3.26	09/18/19	900,000	27
3M LIBOR, 08/15/48	DUB	Put	2.93	08/13/18	300,000	4
3M LIBOR, 03/20/49	GSC	Put	3.20	03/18/19	900,000	19
3M LIBOR, 03/12/49	GSC	Put	3.10	03/08/19	700,000	19
3M LIBOR, 12/18/49	GSC	Put	3.63	12/16/19	600,000	10
3M LIBOR, 09/18/48	MSC	Put	3.18	09/17/18	1,150,000	6
						109

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	120.50	07/27/18	24	(8)
10-Year U.S. Treasury Note Future	Put	117.50	07/27/18	24	—
					(8)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 01/31/29	BOA	Call	2.55	01/29/19	1,600,000	(8)
3M LIBOR, 11/29/28	CGM	Call	2.20	11/27/18	2,000,000	(2)
3M LIBOR, 11/29/28	CGM	Call	2.18	11/27/18	2,000,000	(2)
3M LIBOR, 11/29/28	CGM	Call	2.21	11/27/18	2,000,000	(2)
3M LIBOR, 08/15/23	DUB	Put	2.90	08/13/18	1,300,000	(4)
3M LIBOR, 02/21/24	DUB	Put	3.00	02/19/19	4,600,000	(37)
3M LIBOR, 09/20/24	DUB	Put	2.94	09/18/19	3,900,000	(54)
3M LIBOR, 03/12/24	GSC	Put	2.97	03/08/19	3,000,000	(27)
3M LIBOR, 03/20/24	GSC	Put	3.05	03/18/19	4,500,000	(35)
3M LIBOR, 12/18/24	GSC	Put	3.75	12/16/19	2,800,000	(11)
3M LIBOR, 09/19/23	MSC	Put	3.00	09/17/18	5,050,000	(16)
						(198)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	DUB	07/03/18	ARS	18,660	645	(45)
ARS/USD	BNP	07/12/18	ARS	18,660	639	(35)
ARS/USD	BCL	09/26/18	ARS	8,971	284	(39)
ARS/USD	JPM	09/26/18	ARS	10,400	330	(160)
BRL/USD	DUB	07/03/18	BRL	3,820	986	(40)
BRL/USD	BOA	08/02/18	BRL	119	31	(1)
COP/USD	JPM	07/17/18	COP	3,432,555	1,170	(28)
EGP/USD	BOA	01/28/19	EGP	14,310	751	(13)
EGP/USD	SCB	01/28/19	EGP	8,971	471	(9)
EUR/USD	BNP	07/03/18	EUR	12,098	14,117	41
GBP/USD	UBS	07/03/18	GBP	3,433	4,527	(12)
INR/USD	BNP	09/19/18	INR	82,841	1,198	(13)
MXN/USD	CIT	08/27/18	MXN	79,001	3,939	(175)
MXN/USD	GSC	08/27/18	MXN	2,138	107	1
NZD/USD	ANZ	08/15/18	NZD	1,760	1,191	(22)
PLN/USD	BOA	07/06/18	PLN	1,403	374	(34)
PLN/USD	JPM	07/06/18	PLN	1,428	381	(37)
RUB/USD	CIT	07/10/18	RUB	112,692	1,793	11
RUB/USD	BCL	08/24/18	RUB	112,692	1,784	—
RUB/USD	SCB	08/24/18	RUB	112,017	1,773	(15)
USD/ARS	BNP	07/03/18	ARS	(18,660)	(645)	35
USD/ARS	BNP	07/16/18	ARS	(33,571)	(1,144)	111
USD/ARS	JPM	09/26/18	ARS	(4,698)	(149)	11
USD/BRL	BNP	07/03/18	BRL	(3,701)	(956)	23
USD/BRL	BOA	07/03/18	BRL	(119)	(31)	1
USD/COP	GSC	07/17/18	COP	(3,430,773)	(1,170)	57
USD/EUR	BNP	07/03/18	EUR	(12,098)	(14,117)	(85)
USD/EUR	BNP	08/02/18	EUR	(12,098)	(14,148)	(41)
USD/GBP	GSC	07/03/18	GBP	(3,433)	(4,527)	51
USD/GBP	UBS	08/02/18	GBP	(3,433)	(4,534)	12
USD/HUF	BOA	08/08/18	HUF	(34,710)	(123)	7
USD/INR	GSC	09/19/18	INR	(82,558)	(1,194)	(6)
USD/JPY	GSC	07/03/18	JPY	(12,300)	(111)	1
USD/MXN	BOA	08/27/18	MXN	(7,134)	(356)	(2)
USD/MXN	CIT	08/27/18	MXN	(7,222)	(360)	6
USD/NZD	GSC	08/15/18	NZD	(1,767)	(1,196)	32
USD/PLN	MSC	07/06/18	PLN	(2,646)	(706)	73
USD/RUB	BCL	07/10/18	RUB	(112,692)	(1,793)	(1)
USD/RUB	GSC	08/24/18	RUB	(81,634)	(1,292)	(24)
USD/SGD	BOA	09/19/18	SGD	(2,895)	(2,128)	52
USD/ZAR	GSC	08/08/18	ZAR	(2,804)	(203)	(1)
USD/ZAR	GSC	08/08/18	ZAR	(1,726)	(125)	8
USD/ZAR	JPM	08/08/18	ZAR	(10,013)	(725)	54
USD/ZAR	SCB	08/08/18	ZAR	(1,593)	(115)	5
ZAR/USD	BNP	08/08/18	ZAR	13,498	978	(83)
ZAR/USD	UBS	08/08/18	ZAR	1,346	98	(2)
					(14,281)	(331)

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Chilean Interbank Rate (S)	Paying	GSC	3.27	11/14/21	CLP	3,433,600	—	(52)
Chilean Interbank Rate (S)	Paying	GSC	3.52	11/16/22	CLP	571,000	—	(8)
							—	(60)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19 (Q)	BNP	0.31	1.00	06/20/21	(200)	4	(6)	10
CDX.NA.HY.25 (Q)	BOA	N/A	5.00	12/20/20	(100)	12	1	11
CDX.NA.HY.27 (Q)	BOA	N/A	5.00	12/20/21	(300)	43	46	(3)
CDX.NA.HY.27 (Q)	CGM	N/A	5.00	12/20/21	(600)	85	52	33
CDX.NA.HY.27 (Q)	JPM	N/A	5.00	12/20/21	(200)	28	17	11
CDX.NA.HY.29 (Q)	JPM	N/A	5.00	12/20/22	(200)	28	32	(4)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	1	(15)	16
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	(1)	(161)	160
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	—	(19)	19
CMBX.NA.BB.6 (M)	MSC	N/A	5.00	05/11/63	(1,100)	(210)	(155)	(55)
CMBX.NA.BBB-.6 (M)	GSC	N/A	3.00	05/11/63	(400)	(42)	(28)	(14)
CMBX.NA.BBB-.9 (M)	GSC	N/A	3.00	09/17/58	(400)	(41)	(74)	33
CMBX.NA.BBB-.9 (M)	MSC	N/A	3.00	09/17/58	(200)	(21)	(21)	—
Federative Republic of Brazil, 12.25%, 03/06/30 (Q)	MSC	0.97	1.00	12/20/18	(100)	—	(4)	4
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CSI	1.69	1.00	09/20/20	(200)	(3)	(14)	11
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	DUB	2.30	1.00	06/20/22	(200)	(9)	(13)	4
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	GSC	2.69	1.00	06/20/23	(1,500)	(110)	(74)	(36)
Gazprom OAO, 2.85%, 10/25/19 (Q)	BOA	1.19	1.00	06/20/20	(100)	—	(16)	16
Gazprom OAO, 2.85%, 10/25/19 (Q)	JPM	1.19	1.00	06/20/20	(50)	—	(8)	8
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BCL	0.91	1.00	06/20/20	(1,200)	2	(2)	4
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BNP	0.76	1.00	06/20/19	(500)	2	4	(2)
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BOA	0.62	1.00	03/20/19	(400)	1	(7)	8
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BOA	0.91	1.00	06/20/20	(400)	1	(1)	2
Italy Government International Bond, 6.88%, 09/27/23 (Q)	DUB	0.76	1.00	06/20/19	(400)	1	3	(2)
Italy Government International Bond, 6.88%, 09/27/23 (Q)	DUB	0.76	1.00	06/20/19	(300)	—	(2)	2
Italy Government International Bond, 6.88%, 09/27/23 (Q)	GSC	0.91	1.00	06/20/20	(300)	—	(1)	1
Italy Government International Bond, 6.88%, 09/27/23 (Q)	MSC	0.76	1.00	06/20/19	(200)	—	1	(1)
MCDX.NA.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	4	(5)	9
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	0.40	1.00	06/20/21	(900)	16	(10)	26
People's Republic of China, 7.50%, 10/28/27 (Q)	BNP	0.40	1.00	06/20/21	(600)	10	(7)	17
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	0.31	1.00	09/20/20	(100)	2	—	2
People's Republic of China, 7.50%, 10/28/27 (Q)	GSC	0.40	1.00	06/20/21	(100)	1	(1)	2
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	0.40	1.00	06/20/21	(100)	1	(1)	2
People's Republic of China, 7.50%, 10/28/27 (Q)	MSC	0.40	1.00	06/20/21	(300)	5	(2)	7
People's Republic of China, 7.50%, 10/28/27 (Q)	UBS	0.40	1.00	06/20/21	(200)	3	(2)	5
Petrobras International Finance Co., 8.38%, 12/10/18 (Q)	BNP	1.85	1.00	12/20/19	(400)	(5)	(45)	40
Petrobras International Finance Co., 8.38%, 12/10/18 (Q)	BNP	1.73	1.00	09/20/19	(400)	(3)	(21)	18
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	BCL	1.34	1.00	09/20/20	(900)	(6)	(46)	40
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	BCL	2.00	1.00	06/20/22	(400)	(15)	(17)	2
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	BNP	2.00	1.00	06/20/22	(1,700)	(62)	(103)	41
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	DUB	1.82	1.00	12/20/21	(200)	(5)	(18)	13
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	DUB	2.00	1.00	06/20/22	(700)	(25)	(28)	3
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	GSC	1.34	1.00	09/20/20	(250)	(2)	(13)	11
Republic of Colombia, 10.38%, 01/28/33 (Q)	DUB	0.75	1.00	06/20/21	(650)	4	(19)	23
Republic of Colombia, 10.38%, 01/28/33 (Q)	UBS	0.75	1.00	06/20/21	(650)	5	(19)	24
Republic of Indonesia, 5.88%, 03/13/20 (Q)	GSC	1.37	1.00	06/20/23	(300)	(4)	(4)	—
Republic of South Africa, 5.50%, 03/09/20 (Q)	CGM	1.53	1.00	06/20/21	(600)	(9)	(50)	41
United Mexican States, 4.15%, 03/28/27 (Q)	BCL	1.34	1.00	06/20/23	(800)	(12)	(8)	(4)
United Mexican States, 4.15%, 03/28/27 (Q)	CIT	1.34	1.00	06/20/23	(1,100)	(17)	(11)	(6)
United Mexican States, 4.15%, 03/28/27 (Q)	GSC	1.34	1.00	06/20/23	(1,300)	(19)	(12)	(7)
United Mexican States, 5.95%, 03/19/19 (Q)	BCL	1.06	1.00	06/20/22	(2,600)	(5)	(37)	32
United Mexican States, 5.95%, 03/19/19 (Q)	GSC	0.51	1.00	03/20/19	(100)	1	1	—
United Mexican States, 5.95%, 03/19/19 (Q)	MSC	0.51	1.00	03/20/19	(400)	2	3	(1)
					(30,550)	(365)	(949)	584

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Long Short Credit Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.0%
American Express Credit Account Master Trust
Series 2017-A-4, 1.64%, 05/15/19	1,500	1,487
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	1,170	1,141
AmeriCredit Automobile Receivables Trust
Series 2016-A3-2, 1.60%, 11/09/20	1,560	1,556
Citibank Credit Card Issuance Trust
Series 2017-A4-A4, 2.24%, (1M US LIBOR + 0.22%), 04/07/20 (b)	614	615
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	490	489
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (a)	1,250	1,242
Other Securities		6,640
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,291)		13,170
CORPORATE BONDS AND NOTES 64.4%
Consumer Discretionary 4.9%
CCO Holdings LLC
5.13%, 05/01/27 (a)	843	787
Charter Communications Operating LLC
6.83%, 10/23/55	120	129
Dollar Tree Inc.
3.06%, (3M US LIBOR + 0.70%), 04/17/20 (b)	1,100	1,102
General Motors Co.
5.20%, 04/01/45	197	181
Numericable - SFR SA
7.38%, 05/01/26 (a)	322	315
Other Securities		4,000
		6,514
Consumer Staples 4.6%
BAT Capital Corp.
2.95%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	1,250	1,253
4.39%, 08/15/37 (a)	495	464
JBS Investments GmbH
7.25%, 04/03/24 (a)	497	481
JBS USA Lux SA
6.75%, 02/15/28 (a)	301	284
Kraft Heinz Foods Co.
2.92%, (3M US LIBOR + 0.57%), 02/10/21 (b)	1,000	1,000
3.95%, 07/15/25 (c)	239	233
5.00%, 07/15/35	279	275
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a)	127	118
Reynolds American Inc.
4.45%, 06/12/25 (c)	863	867
Other Securities		1,051
		6,026
Energy 9.8%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	208	217
5.13%, 06/30/27	623	617
EP Energy LLC
8.00%, 11/29/24 (a)	325	328
8.00%, 02/15/25 (a)	658	510
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	265	283
4.20%, 03/15/28 (c)	409	394
Southwestern Energy Co.
7.75%, 10/01/27	1,250	1,297
Summit Midstream Holdings LLC
5.75%, 04/15/25	222	211
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (d)	750	737
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	776	788
Other Securities		7,566
		12,948
	Shares/Par[1]	Value ($)
Financials 17.8%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	283	288
3.65%, 07/21/27	517	471
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46 (c)	796	818
Athene Global Funding
2.75%, 04/20/20 (a) (c)	1,100	1,085
3.54%, (3M US LIBOR + 1.23%), 07/01/22 (a) (b) (c)	1,000	1,020
Athene Holding Ltd.
4.13%, 01/12/28 (c)	500	459
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (d)	306	300
3.02%, (3M US LIBOR + 0.66%), 07/21/21 (b)	300	301
3.36%, (3M US LIBOR + 1.00%), 04/24/23 (b)	500	504
3.55%, 03/05/24 (c)	237	234
4.00%, 01/22/25 (c)	479	474
3.37%, 01/23/26 (c)	203	195
4.25%, 10/22/26 (c)	305	301
3.82%, 01/20/28 (b) (c)	330	322
BMW US Capital LLC
2.70%, (3M US LIBOR + 0.38%), 04/06/20 (a) (b) (c)	1,000	1,003
Capital One Financial Corp.
3.12%, (3M US LIBOR + 0.76%), 05/12/20 (b)	1,000	1,004
3.30%, 10/30/24	225	214
3.75%, 03/09/27	373	353
3.80%, 01/31/28 (c)	441	416
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (d)	336	342
3.32%, (3M US LIBOR + 0.96%), 04/25/22 (b)	640	646
4.45%, 09/29/27 (c)	780	767
Goldman Sachs Group Inc.
3.07%, (3M US LIBOR + 0.73%), 12/27/20 (b)	1,050	1,056
3.00%, 04/26/22 (c)	119	116
2.91%, 07/24/23 (c)	61	59
4.22%, 05/01/29	350	344
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	600	611
3.78%, 02/01/28 (b) (c)	291	284
JPMorgan Chase Bank NA
3.51%, 01/23/29 (c)	135	128
Morgan Stanley
3.54%, (3M US LIBOR + 1.18%), 01/20/22 (b)	100	101
3.29%, (3M US LIBOR + 0.93%), 07/22/22 (b)	275	277
4.10%, 05/22/23 (c)	869	871
4.35%, 09/08/26 (c)	268	265
3.63%, 01/20/27 (c)	200	192
3.59%, 07/22/28 (b) (c)	317	301
Other Securities		7,249
		23,371
Health Care 6.0%
Actavis Funding SCS
4.85%, 06/15/44	36	35
4.75%, 03/15/45	102	97
Becton Dickinson & Co.
3.21%, (3M US LIBOR + 0.88%), 12/29/20 (b)	1,100	1,102
3.36%, 06/06/24	500	480
CVS Health Corp.
4.30%, 03/25/28 (c)	370	364
4.78%, 03/25/38	173	170
5.05%, 03/25/48	502	509
HCA Inc.
4.25%, 10/15/19	1,203	1,212
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	19	20
5.50%, 03/01/23 (a)	51	48
5.88%, 05/15/23 (a)	40	38
7.00%, 03/15/24 (a)	58	61
6.13%, 04/15/25 (a)	218	201
5.50%, 11/01/25 (a)	269	265
8.50%, 01/31/27 (a)	47	48

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	900	874
Other Securities		2,413
		7,937
Industrials 5.5%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c) (d)	2,080	2,055
International Lease Finance Corp.
6.25%, 05/15/19	450	464
Mexico City Airport Trust
5.50%, 07/31/47 (e) (f)	603	534
United Technologies Corp.
1.90%, 05/04/20	1,000	979
Other Securities		3,155
		7,187
Information Technology 4.0%
Apple Inc.
2.43%, (3M US LIBOR + 0.07%), 05/11/20 (b) (c)	1,350	1,348
Intel Corp.
2.44%, (3M US LIBOR + 0.08%), 05/11/20 (b)	1,000	998
QUALCOMM Inc.
2.69%, (3M US LIBOR + 0.36%), 05/21/19 (b) (e) (f)	1,000	999
Other Securities		1,892
		5,237
Materials 6.6%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	349	344
4.00%, 09/11/27 (e) (f)	297	276
4.50%, 03/15/28 (a)	477	459
CF Industries Inc.
3.40%, 12/01/21 (a) (c)	350	344
4.50%, 12/01/26 (a) (c)	565	563
Freeport-McMoRan Inc.
3.88%, 03/15/23	431	407
4.55%, 11/14/24	453	431
5.40%, 11/14/34	271	246
Martin Marietta Materials Inc.
2.98%, (3M US LIBOR + 0.65%), 05/22/20 (b)	1,000	1,002
Sherwin-Williams Co.
2.25%, 05/15/20	1,000	985
Other Securities		3,614
		8,671
Real Estate 0.5%
Other Securities		681
Telecommunication Services 1.3%
Sprint Corp.
7.13%, 06/15/24	175	176
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	246	243
Other Securities		1,338
		1,757
Utilities 3.4%
Sempra Energy
2.85%, (3M US LIBOR + 0.50%), 01/15/21 (b)	1,000	1,004
Other Securities		3,459
		4,463
Total Corporate Bonds And Notes (cost $85,766)		84,792
SENIOR LOAN INTERESTS 20.0%
Consumer Discretionary 8.6%
ARAMARK Services Inc.
Term Loan B-2, 3.72%, (3M LIBOR + 1.75%), 03/28/24 (b)	430	429
Term Loan, 3.69%, (3M LIBOR + 1.75%), 03/01/25 (b)	499	498
Caesars Entertainment Operating Co.
Term Loan, 3.98%, (3M LIBOR + 2.00%), 04/03/24 (b)	584	579
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (b)	659	656
	Shares/Par[1]	Value ($)
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (b)	489	488
Numericable Group SA
Term Loan B-11, 4.73%, (3M LIBOR + 2.75%), 07/31/25 (b)	788	771
Stars Group Holdings BV
Term Loan, 0.00%, (3M LIBOR + 3.00%), 10/20/19 (b) (g) (h)	325	325
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 03/28/25 (b)	502	501
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (b) (h)	145	145
Other Securities		6,958
		11,350
Consumer Staples 1.4%
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 06/30/24 (b)	685	679
Other Securities		1,102
		1,781
Energy 1.9%
Other Securities		2,562
Health Care 1.9%
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (b)	319	318
Other Securities		2,136
		2,454
Industrials 0.7%
Other Securities		897
Information Technology 1.0%
Other Securities		1,385
Materials 1.7%
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.23%, (3M LIBOR + 4.25%), 06/30/22 (b)	945	903
Other Securities		1,282
		2,185
Real Estate 0.3%
Other Securities		377
Telecommunication Services 1.8%
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	395	393
Other Securities		1,950
		2,343
Utilities 0.7%
Other Securities		951
Total Senior Loan Interests (cost $26,478)		26,285
GOVERNMENT AND AGENCY OBLIGATIONS 0.8%
Sovereign 0.8%
Mexico Government International Bond
3.75%, 01/11/28	828	782
Other Securities		274
Total Government And Agency Obligations (cost $1,102)		1,056
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.6%
Energy 0.6%
Other Securities		841
Total Common Stocks (cost $968)		841
INVESTMENT COMPANIES 2.4%
SPDR Barclays High Yield Bond ETF (c)	86	3,051
Other Securities		146
Total Investment Companies (cost $3,454)		3,197

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (i) (j)	5,873	5,873
Total Short Term Investments (cost $5,873)		5,873
Total Investments 102.7% (cost $136,932)		135,214
Total Securities Sold Short (5.2)% (proceeds $7,059)		(6,836)
Other Derivative Instruments (0.0)%		(10)
Other Assets and Liabilities, Net 2.5%		3,290
Total Net Assets 100.0%		131,658

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $36,065 and 27.4%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (5.2%)
CORPORATE BONDS AND NOTES (5.2%)
Consumer Discretionary (2.1%)
AutoZone Inc.
3.25%, 04/15/25	(1,300)	(1,242)
Harley-Davidson Inc.
3.50%, 07/28/25	(1,500)	(1,461)
		(2,703)
Consumer Staples (0.5%)
Colgate-Palmolive Co.
3.70%, 08/01/47	(750)	(707)
	Shares/Par[1]	Value ($)
Energy (1.0%)
Southwestern Energy Co.
6.70%, 01/23/25 (a)	(1,300)	(1,279)
Information Technology (0.5%)
Intel Corp.
4.10%, 05/11/47	(700)	(703)
Real Estate (1.1%)
Simon Property Group LP
3.30%, 01/15/26	(1,500)	(1,444)
Total Corporate Bonds And Notes (proceeds $7,059)		(6,836)
Total Securities Sold Short (5.2%) (proceeds $7,059)		(6,836)

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Anglo American Capital Plc, 4.00%, 09/11/27	06/11/18	278	276	0.2
Bayer US Finance II LLC, 4.38%, 12/15/28	06/19/18	519	523	0.4
Callon Petroleum Co., 6.38%, 07/01/26	06/01/18	325	326	0.3
Centene Escrow I Corp., 5.38%, 06/01/26	05/10/18	406	410	0.3
Community Health Systems Inc., 8.63%, 01/15/24	06/29/18	359	362	0.3
Dell Equipment Finance Trust, Series 2018-A2A-1, 2.97%, 10/22/20	06/13/18	287	287	0.2
High Ridge Brands Co., 8.88%, 03/15/25	03/20/17	91	41	—
MEDNAX Inc., 5.25%, 12/01/23	06/01/18	253	244	0.2
Mexico City Airport Trust, 5.50%, 07/31/47	03/14/17	599	534	0.4
QUALCOMM Inc., 2.69%, 05/21/19	06/04/18	1,003	999	0.8
Tenet Healthcare Corp., 4.63%, 07/15/24	05/02/18	150	146	0.1
		4,270	4,148	3.2

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro FX Currency	(2)	September 2018	(292)	(3)	(1)
U.S. Treasury Long Bond	(7)	September 2018	(1,005)	—	(10)
U.S. Treasury Note, 10-Year	(279)	September 2018	(33,635)	—	102
U.S. Treasury Note, 2-Year	(31)	September 2018	(6,582)	1	16
U.S. Treasury Note, 5-Year	(168)	September 2018	(19,166)	4	78
Ultra 10-Year U.S. Treasury Note	22	September 2018	2,823	—	(2)
Ultra Long Term U.S. Treasury Bond	(22)	September 2018	(3,518)	1	7
				3	190

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.30 (Q)	1.00	06/20/23	7,500	(111)	(2)	(1)
				(111)	(2)	(1)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Capital One Bank USA Corp., 2.25%, 02/13/19 (Q)	JPM	N/A	1.00	06/20/23	2,500	(80)	(89)	9
International Business Machines Corp., 1.63%, 05/15/20 (Q)	CGM	N/A	1.00	06/20/23	4,000	(117)	(135)	18
L Brands Inc., 5.63%, 10/15/23 (Q)	JPM	N/A	1.00	06/20/23	2,500	183	156	27
Marriott International Inc., 3.00%, 03/01/19 (Q)	CGM	N/A	1.00	06/20/23	2,500	(59)	(77)	18
Quest Diagnostics Inc., 2.50%, 03/20/20 (Q)	JPM	N/A	1.00	06/20/23	2,000	(56)	(53)	(3)
Viacom Inc., 6.88%, 04/30/36 (Q)	CGM	N/A	1.00	06/20/23	1,500	18	4	14
					15,000	(111)	(194)	83
Credit default swap agreements - sell protection[4]
Citigroup Inc., 6.13%, 05/15/18 (Q)	JPM	0.58	1.00	06/20/23	(2,500)	49	59	(10)
Host Hotels & Resorts LP, 4.75%, 03/01/23 (Q)	CGM	0.57	1.00	06/20/23	(2,500)	51	51	—
					(5,000)	100	110	(10)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund *
COMMON STOCKS 69.2%
Consumer Discretionary 7.6%
Amazon.com Inc. (a)	42	72,058
ARAMARK Corp.	1,447	53,692
Booking Holdings Inc. (a) (b)	12	24,933
Magna International Inc.	453	26,344
Yum! Brands Inc. (b)	370	28,933
Other Securities		27,449
		233,409
Consumer Staples 6.0%
Dr. Pepper Snapple Group Inc.	1,052	128,287
PepsiCo Inc.	188	20,462
Philip Morris International Inc. (b)	179	14,490
Other Securities		20,740
		183,979
Energy 1.4%
Enterprise Products Partners LP (b)	775	21,438
Other Securities		20,570
		42,008
Financials 7.3%
Intercontinental Exchange Inc. (b)	313	23,022
Marsh & McLennan Cos. Inc.	1,188	97,378
PNC Financial Services Group Inc. (b)	505	68,223
State Street Corp. (b)	386	35,973
		224,596
Health Care 13.9%
Abbott Laboratories (b)	810	49,394
Aetna Inc.	153	28,142
Becton Dickinson & Co.	372	89,061
Danaher Corp.	833	82,174
PerkinElmer Inc.	1,119	81,978
Thermo Fisher Scientific Inc. (b)	95	19,682
UnitedHealth Group Inc. (b)	154	37,743
Other Securities		40,419
		428,593
Industrials 6.0%
Equifax Inc.	259	32,372
Fortive Corp.	628	48,421
Middleby Corp. (a) (c)	194	20,282
Republic Services Inc.	498	34,010
Waste Connections Inc.	449	33,784
Other Securities		16,624
		185,493
Information Technology 17.8%
Alphabet Inc. - Class A (a) (b)	12	13,693
Alphabet Inc. - Class C (a) (b)	16	17,502
Apple Inc. (b)	68	12,662
Facebook Inc. - Class A (a) (b)	251	48,677
Fidelity National Information Services Inc.	704	74,591
Fiserv Inc. (a)	1,208	89,533
Intuit Inc. (b)	171	34,883
Maxim Integrated Products Inc.	381	22,368
Microsoft Corp. (b)	927	91,382
TE Connectivity Ltd.	277	24,977
Texas Instruments Inc. (b)	347	38,293
Visa Inc. - Class A (b)	532	70,490
Other Securities		11,130
		550,181
Materials 0.2%
Other Securities		7,504
Real Estate 1.9%
American Tower Corp. (b)	397	57,298
Telecommunication Services 0.0%
Other Securities		514
Utilities 7.1%
American Electric Power Co. Inc.	423	29,293
CMS Energy Corp.	448	21,158
DTE Energy Co.	448	46,392
Eversource Energy	545	31,916
	Shares/Par[1]	Value ($)
NextEra Energy Inc.	96	16,098
NiSource Inc.	1,728	45,423
Xcel Energy Inc.	372	17,007
Other Securities		11,762
		219,049
Total Common Stocks (cost $1,921,984)		2,132,624
TRUST PREFERREDS 0.1%
Utilities 0.1%
Other Securities		3,999
Total Trust Preferreds (cost $4,075)		3,999
PREFERRED STOCKS 3.1%
Financials 1.2%
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (d)	6	168
Wells Fargo & Co. - Series L, 7.50% (d) (e)	27	33,950
Other Securities		2,786
		36,904
Health Care 1.1%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (e)	514	31,764
Industrials 0.3%
Fortive Corp. - Series A, 5.00%, 07/01/21 (e)	9	8,807
Utilities 0.5%
DTE Energy Co., 5.25%, 12/01/77 (c)	205	5,045
NextEra Energy Inc., 6.12%, 09/01/19 (e)	57	3,261
Other Securities		7,927
		16,233
Total Preferred Stocks (cost $89,597)		93,708
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (f)	118	1,174
Total Investment Companies (cost $1,208)		1,174
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
Other Securities		11,135
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,077)		11,135
CORPORATE BONDS AND NOTES 13.3%
Consumer Discretionary 5.5%
Amazon.com Inc.
2.60%, 12/05/19	3,865	3,867
ARAMARK Services Inc.
5.00%, 04/01/25 (g)	4,630	4,603
5.00%, 02/01/28 (c) (g)	1,625	1,549
KFC Holding Co.
5.00%, 06/01/24 (g)	4,035	3,984
5.25%, 06/01/26 (g)	5,150	5,060
4.75%, 06/01/27 (g)	12,850	12,125
Netflix Inc.
5.88%, 02/15/25	6,425	6,586
4.38%, 11/15/26 (c)	12,910	12,138
4.88%, 04/15/28 (g)	24,247	23,072
5.88%, 11/15/28 (g)	20,995	21,223
Yum! Brands Inc.
5.30%, 09/15/19	1,890	1,928
3.88%, 11/01/20	4,035	4,029
3.75%, 11/01/21	10,046	9,922
3.88%, 11/01/23 (c)	4,020	3,841
6.88%, 11/15/37	2,390	2,375
5.35%, 11/01/43	2,485	2,188
Other Securities		52,645
		171,135
Consumer Staples 0.4%
Philip Morris International Inc.
2.00%, 02/21/20	2,650	2,607
2.75%, (3M US LIBOR + 0.42%), 02/21/20 (h)	1,280	1,285
2.63%, 02/18/22	4,360	4,243
Other Securities		4,341
		12,476
Energy 0.1%
Other Securities		2,243

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Financials 1.4%
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	434
2.75%, 01/30/22	1,090	1,064
3.30%, 03/14/23	1,205	1,188
PNC Financial Services Group Inc.
5.00%, (callable at 100 beginning 11/01/26) (d)	5,535	5,438
State Street Corp.
5.25%, (callable at 100 beginning 09/15/20) (d)	2,150	2,204
Other Securities		32,385
		42,713
Health Care 1.5%
Becton Dickinson & Co.
2.68%, 12/15/19	854	848
3.34%, (3M US LIBOR + 1.03%), 06/06/22 (h)	2,765	2,774
3.36%, 06/06/24	6,350	6,097
Thermo Fisher Scientific Inc.
3.20%, 08/15/27	925	865
Other Securities		34,952
		45,536
Industrials 0.3%
Fortive Corp.
1.80%, 06/15/19	105	104
Other Securities		9,986
		10,090
Information Technology 0.6%
Apple Inc.
1.50%, 09/12/19	8,525	8,413
Fiserv Inc.
2.70%, 06/01/20	4,825	4,777
Other Securities		4,053
		17,243
Materials 0.6%
Other Securities		17,430
Real Estate 0.7%
American Tower Corp.
3.30%, 02/15/21	4,075	4,052
Other Securities		16,480
		20,532
Telecommunication Services 0.5%
Other Securities		16,096
Utilities 1.7%
DTE Energy Co.
3.80%, 03/15/27	8,275	8,062
Eversource Energy
2.75%, 03/15/22	2,725	2,653
2.90%, 10/01/24	2,250	2,134
3.30%, 01/15/28	2,772	2,620
NiSource Finance Corp.
3.49%, 05/15/27	8,385	8,022
4.38%, 05/15/47	4,580	4,468
NiSource Inc.
5.65%, (callable at 100 begininng 06/15/23) (d) (g)	2,905	2,894
NSTAR Electric Co.
3.20%, 05/15/27	3,215	3,081
Xcel Energy Inc.
4.00%, 06/15/28	2,620	2,623
Other Securities		16,833
		53,390
Total Corporate Bonds And Notes (cost $418,798)		408,884
SENIOR LOAN INTERESTS 1.8%
Consumer Discretionary 0.1%
Other Securities		4,497
Energy 0.1%
Other Securities		4,552
Financials 0.7%
Other Securities		20,678
Health Care 0.2%
Other Securities		4,995
	Shares/Par[1]	Value ($)
Industrials 0.4%
Other Securities		11,737
Information Technology 0.2%
Fiserv Inc.
Term Loan A, 3.22%, (3M LIBOR + 1.25%), 10/25/18 (h) (i) (j) (k)	223	222
Other Securities		4,946
		5,168
Materials 0.0%
Other Securities		1,361
Telecommunication Services 0.1%
Other Securities		3,046
Total Senior Loan Interests (cost $56,348)		56,034
GOVERNMENT AND AGENCY OBLIGATIONS 6.6%
Sovereign 2.3%
Kreditanstalt fur Wiederaufbau
2.88%, 04/03/28 (c)	71,875	70,539
U.S. Treasury Securities 4.3%
U.S. Treasury Note
2.25%, 11/15/27	139,575	132,596
Total Government And Agency Obligations (cost $206,675)		203,135
SHORT TERM INVESTMENTS 8.9%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (f) (l)	2,142	2,142
T. Rowe Price Government Reserve Fund, 1.88% (f) (l)	188,284	188,284
		190,426
Securities Lending Collateral 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (l)	84,293	84,293
Total Short Term Investments (cost $274,719)		274,719
Total Investments 103.4% (cost $2,984,481)		3,185,412
Other Derivative Instruments (0.4)%		(12,703)
Other Assets and Liabilities, Net (3.0)%		(91,881)
Total Net Assets 100.0%		3,080,828

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or portion of the security was on loan.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Convertible security.

(f) Investment in affiliate.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $136,923 and 4.4%, respectively.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

(k) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,157	27	—	28	—	(10)	1,174	—

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Fiserv Inc., Term Loan A, 3.22%, 10/25/18	01/17/18	223	222	—
Institutional Shareholder Services Inc., 1st Lien Term Loan, 6.06%, 09/20/24	01/17/18	420	420	—
Trans Union LLC, Term Loan B-3, 0.00%, 08/09/22	06/13/18	4,843	4,832	0.2
US Airways Pass-Through Trust, Series 2012-B-2, 6.75%, 06/03/21	06/03/18	138	138	—
		5,624	5,612	0.2

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Abbott Laboratories	CGM	Call	65.00	01/18/19	1,209	(216)
Abbott Laboratories	DUB	Call	67.50	01/18/19	441	(47)
Alphabet Inc. - Class A	CGM	Call	1,260.00	01/18/19	19	(73)
Alphabet Inc. - Class A	CGM	Call	1,200.00	01/18/19	70	(404)
Alphabet Inc. - Class A	CSI	Call	1,200.00	01/18/19	23	(133)
Alphabet Inc. - Class C	CGM	Call	1,260.00	01/18/19	49	(160)
Alphabet Inc. - Class C	CGM	Call	1,200.00	01/18/19	47	(237)
Alphabet Inc. - Class C	CSI	Call	1,200.00	01/18/19	48	(242)
American Tower Corp.	JPM	Call	165.00	01/18/19	236	(31)
American Tower Corp.	JPM	Call	160.00	01/18/19	236	(48)
Anthem Inc.	CGM	Call	270.00	01/18/19	412	(197)
Anthem Inc.	CGM	Call	260.00	01/18/19	238	(177)
Apple Inc.	CSI	Call	200.00	01/18/19	633	(408)
Booking Holdings Inc.	CGM	Call	2,300.00	01/18/19	29	(177)
Booking Holdings Inc.	CGM	Call	2,000.00	01/18/19	14	(252)
Booking Holdings Inc.	CGM	Call	1,900.00	01/18/19	14	(336)
Enterprise Products Partners LP	CGM	Call	30.00	01/18/19	2,612	(143)
Facebook Inc. - Class A	CGM	Call	180.00	01/18/19	447	(1,166)
Intercontinental Exchange Inc.	CGM	Call	80.00	01/18/19	965	(182)
Intuit Inc.	JPM	Call	190.00	01/18/19	406	(1,068)
Mastercard Inc.	GSC	Call	185.00	01/18/19	251	(532)
Mastercard Inc.	GSC	Call	180.00	01/18/19	252	(638)
Microsoft Corp.	DUB	Call	110.00	01/18/19	1,515	(392)
Microsoft Corp.	JPM	Call	110.00	01/18/19	289	(75)
Microsoft Corp.	JPM	Call	105.00	01/18/19	289	(121)
Microsoft Corp.	JPM	Call	100.00	01/18/19	743	(464)
Microsoft Corp.	RBC	Call	110.00	01/18/19	383	(99)
Microsoft Corp.	RBC	Call	105.00	01/18/19	383	(161)
Philip Morris International Inc.	CGM	Call	115.00	01/18/19	379	(4)
PNC Financial Services Group Inc.	CGM	Call	180.00	01/18/19	60	(1)
PNC Financial Services Group Inc.	CSI	Call	155.00	01/18/19	54	(13)
PNC Financial Services Group Inc.	CSI	Call	165.00	01/18/19	587	(58)
PNC Financial Services Group Inc.	CSI	Call	140.00	01/18/19	53	(35)
PNC Financial Services Group Inc.	CSI	Call	145.00	01/18/19	54	(26)
PNC Financial Services Group Inc.	CSI	Call	150.00	01/18/19	54	(18)
State Street Corp.	CGM	Call	100.00	01/18/19	338	(142)
Texas Instruments Inc.	GSC	Call	130.00	01/18/19	442	(76)
Texas Instruments Inc.	GSC	Call	125.00	01/18/19	442	(118)
Thermo Fisher Scientific Inc.	BOA	Call	230.00	01/18/19	2	(1)
Thermo Fisher Scientific Inc.	BOA	Call	240.00	01/18/19	2	(1)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Thermo Fisher Scientific Inc.	MLP	Call	240.00	01/18/19	228	(59)
Thermo Fisher Scientific Inc.	MLP	Call	230.00	01/18/19	227	(103)
UnitedHealth Group Inc.	CGM	Call	260.00	01/18/19	89	(85)
UnitedHealth Group Inc.	CGM	Call	270.00	01/18/19	270	(158)
UnitedHealth Group Inc.	GSC	Call	270.00	01/18/19	648	(379)
UnitedHealth Group Inc.	GSC	Call	260.00	01/18/19	235	(222)
Visa Inc. - Class A	CGM	Call	120.00	01/18/19	292	(501)
Visa Inc. - Class A	CGM	Call	125.00	01/18/19	309	(425)
Visa Inc. - Class A	CGM	Call	115.00	01/18/19	95	(203)
Visa Inc. - Class A	CGM	Call	105.00	01/18/19	96	(293)
Visa Inc. - Class A	CGM	Call	110.00	01/18/19	96	(245)
Visa Inc. - Class A	CSI	Call	140.00	01/18/19	553	(314)
Visa Inc. - Class A	CSI	Call	135.00	01/18/19	567	(441)
Visa Inc. - Class A	CSI	Call	160.00	01/17/20	263	(166)
Visa Inc. - Class A	CSI	Call	155.00	01/17/20	262	(171)
Visa Inc. - Class A	CSI	Call	150.00	01/17/20	262	(244)
Yum! Brands Inc.	CGM	Call	95.00	01/18/19	639	(22)
						(12,703)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/The Boston Company Equity Income Fund
COMMON STOCKS 98.3%
Consumer Discretionary 3.5%
Comcast Corp. - Class A	53	1,750
General Motors Co.	42	1,639
Las Vegas Sands Corp.	12	936
Omnicom Group Inc.	26	1,995
		6,320
Consumer Staples 5.7%
Coca-Cola Co.	19	830
Coca-Cola European Partners Plc	21	862
ConAgra Brands Inc.	60	2,157
Kellogg Co.	58	4,042
Kraft Heinz Foods Co.	22	1,409
PepsiCo Inc.	8	899
		10,199
Energy 13.1%
Anadarko Petroleum Corp.	46	3,349
Apergy Corp. (a)	30	1,242
EOG Resources Inc.	7	938
Hess Corp.	30	2,033
Marathon Petroleum Corp.	46	3,255
Occidental Petroleum Corp.	56	4,727
Phillips 66	30	3,349
Schlumberger Ltd.	19	1,245
Valero Energy Corp.	30	3,326
		23,464
Financials 29.6%
American International Group Inc.	41	2,179
Ameriprise Financial Inc.	6	854
Assurant Inc.	13	1,333
Bank of America Corp.	218	6,144
BB&T Corp.	78	3,930
Berkshire Hathaway Inc. - Class B (a)	42	7,808
Capital One Financial Corp.	9	874
Citigroup Inc.	42	2,819
Goldman Sachs Group Inc.	9	1,893
Hartford Financial Services Group Inc.	34	1,748
JPMorgan Chase & Co.	81	8,408
Morgan Stanley	37	1,748
PNC Financial Services Group Inc.	18	2,421
Raymond James Financial Inc.	14	1,212
SunTrust Banks Inc.	26	1,735
U.S. Bancorp	36	1,780
Voya Financial Inc.	49	2,320
Wells Fargo & Co.	72	3,980
		53,186
Health Care 9.7%
Abbott Laboratories	28	1,740
CVS Health Corp.	27	1,709
Humana Inc.	6	1,839
McKesson Corp.	6	769
Merck & Co. Inc.	71	4,298
Pfizer Inc.	101	3,684
Quest Diagnostics Inc.	14	1,534
UnitedHealth Group Inc.	7	1,791
		17,364
Industrials 7.8%
Delta Air Lines Inc.	51	2,520
Dover Corp.	12	849
Harris Corp.	6	841
Honeywell International Inc.	15	2,134
L3 Technologies Inc.	10	1,843
Raytheon Co.	9	1,778
United Technologies Corp.	32	4,017
		13,982
Information Technology 9.5%
Apple Inc.	10	1,787
Broadcom Inc.	4	991
Cisco Systems Inc.	136	5,834
International Business Machines Corp.	22	3,118
	Shares/Par[1]	Value ($)
Oracle Corp.	40	1,743
QUALCOMM Inc.	19	1,055
Texas Instruments Inc.	16	1,793
Xerox Corp.	28	671
		16,992
Materials 8.4%
CF Industries Holdings Inc.	72	3,195
DowDuPont Inc.	55	3,610
Freeport-McMoRan Inc. - Class B	83	1,426
Martin Marietta Materials Inc.	12	2,680
Mosaic Co.	46	1,303
Vulcan Materials Co.	22	2,865
		15,079
Real Estate 2.6%
Lamar Advertising Co. - Class A	33	2,287
Outfront Media Inc.	85	1,645
Uniti Group Inc. (b)	42	849
		4,781
Telecommunication Services 6.2%
AT&T Inc.	157	5,049
Verizon Communications Inc.	122	6,123
		11,172
Utilities 2.2%
FirstEnergy Corp.	71	2,546
PPL Corp.	47	1,344
		3,890
Total Common Stocks (cost $164,166)		176,429
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	3,432	3,432
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	729	729
Total Short Term Investments (cost $4,161)		4,161
Total Investments 100.6% (cost $168,327)		180,590
Other Assets and Liabilities, Net (0.6)%		(1,097)
Total Net Assets 100.0%		179,493

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 97.2%
Consumer Discretionary 22.8%
Carnival Plc	63	3,591
Dollar Tree Inc. (a)	54	4,572
Mohawk Industries Inc. (a)	18	3,943
Penske Automotive Group Inc.	76	3,560
Target Corp.	62	4,716
Tiffany & Co.	47	6,150
		26,532
Consumer Staples 9.9%
Altria Group Inc.	62	3,523
Lamb Weston Holdings Inc.	94	6,443
Spectrum Brands Holdings Inc. (b)	20	1,624
		11,590
Financials 20.2%
Berkshire Hathaway Inc. - Class B (a)	45	8,465
BlackRock Inc.	12	6,113
Cincinnati Financial Corp.	10	699
MBIA Inc. (a) (b)	374	3,383
Wells Fargo & Co.	88	4,890
		23,550
Industrials 20.7%
General Dynamics Corp.	27	4,940
Norfolk Southern Corp.	44	6,656
Old Dominion Freight Line Inc.	38	5,602
Southwest Airlines Co.	58	2,964
USG Corp. (a)	92	3,951
		24,113
Information Technology 12.5%
Apple Inc.	33	6,040
Citrix Systems Inc. (a)	46	4,829
Versum Materials Inc.	100	3,701
		14,570
Materials 8.5%
Martin Marietta Materials Inc.	27	6,110
NewMarket Corp.	9	3,770
		9,880
Real Estate 2.6%
STORE Capital Corp.	109	2,995
Total Common Stocks (cost $88,403)		113,230
SHORT TERM INVESTMENTS 5.3%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	3,242	3,242
Securities Lending Collateral 2.5%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	2,889	2,889
Total Short Term Investments (cost $6,131)		6,131
Total Investments 102.5% (cost $94,534)		119,361
Other Assets and Liabilities, Net (2.5)%		(2,868)
Total Net Assets 100.0%		116,493

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/VanEck International Gold Fund (a)
COMMON STOCKS 99.7%
Materials 99.7%
Agnico-Eagle Mines Ltd.	55	2,522
Alamos Gold Inc. - Class A	2	9
Alamos Gold Inc. - Class A	223	1,270
Alio Gold Inc. (b) (c)	197	286
Allegiant Gold Ltd. (b) (c) (d) (e)	239	86
Argonaut Gold Inc. (b)	351	616
Atacama Pacific Gold Corp. (b)	800	396
Auryn Resources Inc. (b)	120	129
B2Gold Corp. (b)	1,326	3,421
Bear Creek Mining Corp. (b) (d)	311	419
Bonterra Resources Inc. (b) (f)	862	266
Bonterra Resources Inc. (b)	562	173
Cardinal Resources Ltd. (b) (d)	1,583	501
Columbus Gold Corp. (b) (d)	543	101
Continental Gold Inc. (b)	742	2,139
Corvus Gold Inc. (b)	388	762
Corvus Gold Inc. (b)	147	291
Eastmain Resources Inc. (b) (d)	633	94
Endeavour Mining Corp. (b)	3	63
Equinox Gold Corp. (b)	268	200
Evolution Mining Ltd.	1,351	3,537
First Mining Gold Corp. (b)	342	117
Fresnillo Plc	124	1,864
Gold Fields Ltd. - ADR (d)	35	125
Gold Road Resources Ltd. (b) (d)	2,610	1,436
Gold Standard Ventures Corp. (b) (d)	117	160
Goldcorp Inc.	118	1,623
Guyana Goldfields Inc. (b)	238	889
Iamgold Corp. (b) (d)	282	1,638
Kinross Gold Corp. (b)	437	1,643
Kirkland Lake Gold Inc.	181	3,824
Kirkland Lake Gold Ltd.	12	253
Leagold Mining Corp. (b) (d)	474	935
Liberty Gold Corp. (b) (d)	877	294
Lundin Gold Inc. (b) (d)	69	240
MAG Silver Corp. (b)	46	493
Metanor Resources Inc. (b) (f)	496	223
Midas Gold Corp. (b)	246	183
New Gold Inc. (b)	197	409
New Gold Inc. (b)	10	21
Newcrest Mining Ltd.	47	769
Newmont Mining Corp.	90	3,379
Nighthawk Gold Corp. (b)	287	92
Northern Star Resources Ltd.	314	1,698
OceanaGold Corp	318	883
Orezone Gold Corp. (b) (c) (e) (g)	276	162
Orezone Gold Corp. (b)	723	445
Osisko Gold Royalties Ltd. (d)	14	133
Osisko Gold Royalties Ltd.	20	189
Osisko Mining Inc. (b) (f)	148	203
Osisko Mining Inc. (b)	132	181
Otis Gold Corp. (b)	405	57
Premier Gold Mines Ltd. (b)	196	389
Pretium Resources Inc. (b) (d)	81	595
Probe Metals Inc. (b) (c) (e) (g)	328	343
Pure Gold Mining Inc. (b) (c) (e) (g)	855	467
Randgold Resources Ltd. - ADR	16	1,257
Rio2 Ltd. (b) (c) (e) (h)	374	284
Roxgold Inc. (b) (f)	472	402
Roxgold Inc. (b)	18	15
Royal Gold Inc.	23	2,098
Sabina Gold & Silver Corp. (b) (d)	798	923
	Shares/Par[1]	Value ($)
Saracen Mineral Holdings Ltd. (b)	40	65
SEMAFO Inc. (b)	404	1,170
SSR Mining Inc. (b)	74	730
TMAC Resources Inc. (b) (d)	112	478
West African Resources Ltd. (b)	863	256
West African Resources Ltd. (b)	1,459	413
Wheaton Precious Metals Corp.	52	1,154
Yamana Gold Inc.	409	1,188
Yamana Gold Inc.	96	281
Total Common Stocks (cost $50,822)		54,350
RIGHTS 0.1%
Alio Gold Co. (b)	84	13
Allegiant Gold Ltd. (b) (c) (e) (g)	130	7
Leagold Mining Corp. (b) (c) (g)	90	34
Metanor Resources Inc. (b) (c) (g)	248	25
Total Rights (cost $124)		79
WARRANTS 0.0%
Liberty Gold Corp. (b) (c)	192	3
Total Warrants (cost $21)		3
SHORT TERM INVESTMENTS 2.3%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (i) (j)	89	89
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 1.86% (j) (k)	109	109
		198
Securities Lending Collateral 1.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (i) (j)	1,069	1,069
Total Short Term Investments (cost $1,267)		1,267
Total Investments 102.1% (cost $52,234)		55,699
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (2.1)%		(1,171)
Total Net Assets 100.0%		54,530

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) All or portion of the security was on loan.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $1,094 and 2.0%, respectively.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(k) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

Summary of Investments by Country^	Total Long Term Investments
Australia	17.1%
Canada	61.8
Jersey	2.3
Monaco	0.1

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Summary of Investments by Country^	Total Long Term Investments
South Africa	0.2
United Kingdom	3.4
United States of America	15.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allegiant Gold Ltd.	05/31/18	7	7	—
Allegiant Gold Ltd.	01/22/18	96	86	0.2
Orezone Gold Corp.	03/27/18	172	162	0.3
Probe Metals Inc.	05/25/18	293	343	0.6
Pure Gold Mining Inc.	05/17/18	414	467	0.9
Rio2 Ltd.	05/16/18	291	284	0.5
		1,273	1,349	2.5

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	CSI	07/03/18	CAD	286	218	2
					218	2

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 97.2%
Australia 4.6%
CSL Ltd.	493	70,395
Brazil 1.4%
Raia Drogasil SA	1,270	21,484
Canada 9.1%
Canadian Pacific Railway Co.	317	58,036
Dollarama Inc.	750	29,063
Shopify Inc. - Class A (a)	360	52,488
		139,587
China 3.2%
Tencent Holdings Ltd.	967	48,772
Denmark 2.9%
Chr Hansen Holding A/S	481	44,395
France 9.2%
Cie Generale d'Optique Essilor International SA	258	36,406
LVMH Moet Hennessy Louis Vuitton SE	177	58,676
Pernod-Ricard SA (b)	286	46,585
		141,667
Germany 3.2%
Adidas AG	221	48,287
Hong Kong 3.6%
AIA Group Ltd.	6,279	55,060
India 3.6%
HDFC Bank Ltd. - ADR	532	55,827
Ireland 9.0%
Accenture Plc - Class A	397	64,964
ICON Plc (a)	320	42,435
Ryanair Holdings Plc - ADR (a)	270	30,872
		138,271
Italy 4.5%
Ferrari NV	293	39,704
Luxottica Group SpA	459	29,519
		69,223
Japan 9.1%
Fanuc Ltd.	192	38,109
Keyence Corp.	113	63,628
Sysmex Corp.	409	38,167
		139,904
	Shares/Par[1]	Value ($)
Mexico 2.5%
Wal-Mart de Mexico SAB de CV	14,800	38,993
Netherlands 2.7%
Core Laboratories NV (b)	323	40,788
Spain 3.2%
Amadeus IT Group SA	397	31,228
Inditex SA	506	17,238
		48,466
Sweden 4.0%
Atlas Copco AB - Class A	1,066	30,975
Hexagon AB - Class B	557	30,833
		61,808
Switzerland 5.4%
Nestle SA	635	49,219
Sika AG	240	33,272
		82,491
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,344	49,125
United Kingdom 7.3%
Compass Group Plc	2,435	51,916
Experian Plc	2,408	59,373
		111,289
United States of America 5.5%
Chubb Ltd.	404	51,295
Mettler-Toledo International Inc. (a)	56	32,410
		83,705
Total Common Stocks (cost $1,201,815)		1,489,537
SHORT TERM INVESTMENTS 5.7%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	37,038	37,038
Securities Lending Collateral 3.3%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	50,208	50,208
Total Short Term Investments (cost $87,246)		87,246
Total Investments 102.9% (cost $1,289,061)		1,576,783
Other Assets and Liabilities, Net (2.9)%		(45,063)
Total Net Assets 100.0%		1,531,720

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. JNL/T. Rowe Price Capital Appreciation Fund is sub-advised by T. Rowe Price Associates, Inc. and invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2018. The following table details the investments held during the period ended June 30, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Tactical ETF Moderate Fund	—	10,854	10,822	1	32	—
JNL Tactical ETF Moderate Growth Fund	212	8,229	8,441	1	—	—
JNL Tactical ETF Growth Fund	315	9,127	9,442	2	—	—
JNL/AQR Risk Parity Fund	6,024	2,701	2,921	42	5,804	19.0
JNL/BlackRock Global Long Short Credit Fund	—	3,000	3,000	1	—	—
JNL/DFA U.S. Small Cap Fund	666	7,874	8,422	3	118	0.1
JNL/DoubleLine Total Return Fund	143,234	453,935	388,444	860	208,725	9.8
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	57,544	466,648	489,261	206	34,931	9.1
JNL/Epoch Global Shareholder Yield Fund	1,175	3,723	4,253	5	645	2.1
JNL/FAMCO Flex Core Covered Call Fund	3,918	28,192	30,374	19	1,736	1.1
JNL/Lazard International Strategic Equity Fund	1,601	10,430	8,819	17	3,212	5.7
JNL/Neuberger Berman Currency Fund	3,075	142,535	137,224	13	8,386	11.2
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,226	251,210	237,428	136	16,008	9.2
JNL/Nicholas Convertible Arbitrage Fund	14,005	63,936	70,538	92	7,403	4.3
JNL/PPM America Long Short Credit Fund	6,453	32,523	33,103	31	5,873	4.5
JNL/T. Rowe Price Capital Appreciation Fund	4,558	20,134	22,550	19	2,142	0.1
JNL/The Boston Company Equity Income Fund	980	29,597	27,145	18	3,432	1.9
JNL/The London Company Focused U.S. Equity Fund	4,058	10,121	10,937	24	3,242	2.8
JNL/VanEck International Gold Fund	296	8,706	8,913	4	89	0.2
JNL/WCM Focused International Equity Fund	69,168	210,177	242,307	396	37,038	2.4

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	313,813	536,756	662,285	1,383	188,284	6.1

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the period ended June 30, 2018.

Currency Abbreviations:

AED - United Arab Emirates Dirham	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	THB - Thai Baht
ARS - Argentine Peso	GBP - British Pound	NGN - Nigerian Naira	TRY - New Turkish Lira
AUD - Australian Dollar	GEL - Georgian Lari	NOK - Norwegian Krone	TWD - Taiwan Dollar
BHD - Bahraini Dinar	GHS - Ghanaian Cedi	NZD - New Zealand Dollar	UAH - Ukraine Hryvnia
BRL - Brazilian Real	HKD - Hong Kong Dollar	OMR - Omani Rial	USD - United States Dollar
CAD - Canadian Dollar	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	UYU - Uruguayan Peso
CHF - Swiss Franc	IDR - Indonesian Rupiah	PHP - Philippine Peso	ZAR - South African Rand
CLF - Chilean Unidad de Fomento	ILS - Israeli New Shekel	PLN - Polish Zloty
CLP - Chilean Peso	INR - Indian Rupee	QAR - Qatari Riyal	`
CNH - Chinese Offshore Yuan	ISK - Icelandic Krona	RON - Romanian New Leu
CNY - Chinese Yuan	JPY - Japanese Yen	RSD - Serbian Dinar
COP - Colombian Peso	KRW - Korean Won	RUB - Russian Ruble
CZK - Czech Republic Korunas	KZT - Kazakh Tenge	SAR - Saudi Riyal
DOP - Dominican Peso	LKR - Sri Lanken Rupee	SEK - Swedish Krona
EGP - Egyptian Pound	MAD - Moroccan Dirham	SGD - Singapore Dollar

Abbreviations:

ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indexes monitored
ASX - Australian Stock Exchange	by the International Index Company

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

AU - Australia	JSE - Johannesburg Stock Exchange
CDX.EM - Credit Default Swap Index - Emerging Markets	KOSPI - Korea Composite Stock Price Index
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	LIBOR - London Interbank Offer Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	LME - London Metal Exchange
CLO - Collateralized Loan Obligation	MBS - Mortgage-Backed Security
CMBX.NA - Commercial Mortgage-Backed Securities Index - North American	MCDX.NA - Municipal Credit Defualt Swap Index - North American
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	MSCI - Morgan Stanley Capital International
EAFE - Europe, Australia and Far East	NASDAQ - National Association of Securities Dealers Automated Quotations
ETF - Exchange Traded Fund	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
EU - European Union	REMIC - Real Estate Mortgage Investment Conduit
EURIBOR - Europe Interbank Offered Rate	SPDR - Standard & Poor's Depositary Receipt
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	SPI - Schedule Performance Index
with a term of 4.5 to 5.5 years	S&P - Standard & Poor’s
Euro-Bund - debt instrument issued by the Federal Republic of Germany	ULSD - Ultra Low Sulfur Diesel
with a term of 8.5 to 10.5 years	US - United States
Euro-BTP - debt instrument issued by the Republic of Italy	WTI - West Texas Intermediate
with a term of 2 to 11 years
Euro-OAT - debt instrument issued by the Republic of France
with a term of 8.5 to 10.5 years
FTSE - Financial Times and the London Stock Exchange
GB - United Kingdom

Counterparty Abbreviations:

ANZ - ANZ Banking Group Ltd.	LVS - LarrainVial Securities
BBH - Brown Brothers Harriman & Co.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BBP - Barclays Bank Plc	MSC - Morgan Stanley & Co., Incorporated
BCL - Barclays Capital Inc.	NSI - Nomura Securities International Inc.
BNP - BNP Paribas Securities	RBC - Royal Bank of Canada
BOA - Banc of America Securities LLC/Bank of America NA	SCB - Standard Chartered Bank
CCI - Citicorp Securities, Inc.	SGB - Societe Generale Bannon LLC
CGM - Citigroup Global Markets	SSB - State Street Brokerage Services, Inc.
CIT - Citibank, Inc.	UBS - UBS Securities LLC
CSI - Credit Suisse Securities, LLC
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
JPM - JPMorgan Chase Bank N.A.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Payments delivered or received are based on the notional amount.

11Swaptions are illiquid investments.

"-" Amount rounds to less than one thousand or 0.05%.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2018. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund(a)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Small Cap Fund
Assets
Investments - unaffiliated, at value	$131,831	$279,673	$222,847	$23,197	$182,152	$88,881
Investments - affiliated, at value	7,798	8,042	15,764	5,804	—	118
Repurchase agreements, at value	—	—	—	—	38,644	—
Purchased options, at value	—	—	—	—	741	—
Forward foreign currency contracts	—	—	—	98	496	—
Variation margin on futures/futures options contracts	—	—	—	143	10	—
Variation margin on swap agreements	—	—	—	—	22	—
OTC swap agreements	—	—	—	3	530	—
OTC swap premiums paid	—	—	—	—	999	—
Cash	—	—	—	—	3,198	23
Foreign currency	—	—	—	21	3,034	—
Receivable from:
Investment securities sold	—	—	267	—	6,365	13
Fund shares sold	—	12	2	5	23	67
Dividends and interest	191	502	526	32	1,851	49
Adviser	—	—	—	—	—	1
Deposits with brokers and counterparties	—	—	—	1,744	1,549	—
Other assets	1	2	1	—	1	1
Total assets	139,821	288,231	239,407	31,047	239,615	89,153
Liabilities
Cash overdraft	—	207	152	265	—	—
Payable for reverse repurchase agreements	—	—	—	—	36,092	—
Securities sold short, at value	—	—	—	—	37,338	—
Written options, at value	—	—	—	—	107	—
Forward foreign currency contracts	—	—	—	149	431	—
Variation margin on futures/futures options contracts	—	—	—	78	10	—
Variation margin on swap agreements	—	—	—	—	24	—
OTC swap agreements	—	—	—	22	503	—
OTC swap premiums received	—	—	—	—	1,349	—
Payable for:
Investment securities purchased	—	—	528	—	12,517	—
Deposits from counterparties	—	—	—	—	456	—
Return of securities loaned	7,766	8,042	15,764	—	—	2,116
Dividends on securities sold short	—	—	—	—	373	—
Interest expense and brokerage charges	—	—	—	—	107	—
Fund shares redeemed	268	325	116	22	93	43
Advisory fees	22	47	37	16	100	43
Administrative fees	16	35	28	4	19	11
12b-1 fees (Class A)	8	16	13	2	3	4
Board of trustee fees	6	15	11	3	15	11
Other expenses	—	—	—	—	5	—
Total liabilities	8,086	8,687	16,649	561	89,542	2,228
Net assets	$131,735	$279,544	$222,758	$30,486	$150,073	$86,925
Net assets consist of:
Paid-in capital	$118,089	$237,653	$184,342	$48,255	$175,586	$46,209
Undistributed (excess of distributions
over) net investment income (loss)	3,278	6,620	4,792	(1,268)	3,192	356
Accumulated net realized gain (loss)	2,183	7,403	5,118	(16,421)	(22,790)	26,370
Net unrealized appreciation (depreciation) on
investments and foreign currency	8,185	27,868	28,506	(80)	(5,915)	13,990
Net assets	$131,735	$279,544	$222,758	$30,486	$150,073	$86,925
Net assets - Class A	$131,480	$278,366	$221,945	$30,485	$50,113	$69,373
Shares outstanding - Class A	10,737	20,539	15,410	2,309	5,203	6,386
Net asset value per share - Class A	$12.24	$13.55	$14.40	$13.20	$9.63	$10.86
Net assets - Class I	$255	$1,178	$813	$1	$99,960	$17,552
Shares outstanding - Class I	21	87	56	—	10,354	1,612
Net asset value per share - Class I	$12.29	$13.59	$14.44	$13.25	$9.65	$10.89
Investments - unaffiliated, at cost	$123,646	$251,805	$194,341	$23,198	$188,360	$74,891
Investments - affiliated, at cost	7,798	8,042	15,764	5,804	—	118
Repurchase agreements, at cost	—	—	—	—	38,825	—
Purchased options, at cost	—	—	—	—	883	—
Foreign currency cost	—	—	—	21	3,049	—
Proceeds from securities sold short	—	—	—	—	37,797	—
Premiums from written options	—	—	—	—	136	—
Securities on loan included in
investments - unaffiliated, at value	7,709	7,869	20,233	—	—	6,415

(a)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Assets
Investments - unaffiliated, at value	$1,928,425	$329,400	$30,045	$152,634	$53,487	$64,534
Investments - affiliated, at value	208,725	34,931	937	1,736	3,212	8,386
Purchased options, at value	—	5,656	—	—	—	—
Forward foreign currency contracts	—	19,968	—	—	—	40,388
Variation margin on futures/futures options contracts	—	22	—	—	—	—
Variation margin on swap agreements	—	420	—	—	—	—
OTC swap agreements	—	2,509	—	—	—	—
OTC swap premiums paid	—	6,222	—	—	—	—
Cash	283	4,880	—	611	—	4,484
Foreign currency	—	6,605	91	—	34	—
Receivable from:
Investment securities sold	—	1,065	101	—	46	—
Fund shares sold	837	76	—	235	32	22
Dividends and interest	7,497	5,823	239	42	114	114
Deposits with brokers and counterparties	—	11,743	—	—	—	15,672
Other assets	16	3	—	1	—	—
Total assets	2,145,783	429,323	31,413	155,259	56,925	133,600
Liabilities
Payable for reverse repurchase agreements	—	4,445	—	—	—	—
Written options, at value	—	—	—	1,526	—	—
Forward foreign currency contracts	—	16,090	—	—	—	40,605
Variation margin on futures/futures options contracts	—	77	—	—	—	—
Variation margin on swap agreements	—	496	—	—	—	—
OTC swap agreements	—	3,501	—	—	—	—
OTC swap premiums received	—	3,314	—	—	—	—
Payable for:
Investment securities purchased	16,225	4,044	82	—	—	9,145
Deposits from counterparties	—	13,843	—	—	—	8,712
Return of securities loaned	—	—	292	—	459	—
Interest expense and brokerage charges	—	202	—	—	—	—
Fund shares redeemed	1,305	95	6	69	20	84
Advisory fees	731	248	15	65	33	34
Administrative fees	172	47	4	19	7	9
12b-1 fees (Class A)	52	3	2	9	3	1
Board of trustee fees	112	26	3	9	4	13
Other expenses	4	47	—	—	—	—
Total liabilities	18,601	46,478	404	1,697	526	58,603
Net assets	$2,127,182	$382,845	$31,009	$153,562	$56,399	$74,997
Net assets consist of:
Paid-in capital	$2,050,203	$385,130	$29,003	$137,407	$47,402	$70,673
Undistributed (excess of distributions
over) net investment income (loss)	116,656	14,003	2,556	2,805	1,010	2,680
Accumulated net realized gain (loss)	(25,217)	(20,578)	(1,501)	(1,603)	495	1,878
Net unrealized appreciation (depreciation) on
investments and foreign currency	(14,460)	4,290	951	14,953	7,492	(234)
Net assets	$2,127,182	$382,845	$31,009	$153,562	$56,399	$74,997
Net assets - Class A	$906,862	$48,402	$30,988	$152,211	$55,849	$11,008
Shares outstanding - Class A	83,688	5,054	2,577	12,465	4,142	1,089
Net asset value per share - Class A	$10.84	$9.58	$12.03	$12.21	$13.48	$10.11
Net assets - Class I	$1,220,320	$334,443	$21	$1,351	$550	$63,989
Shares outstanding - Class I	112,344	34,827	2	110	41	6,314
Net asset value per share - Class I	$10.86	$9.60	$12.55	$12.24	$13.51	$10.13
Investments - unaffiliated, at cost	$1,942,885	$327,347	$29,096	$138,836	$45,994	$64,550
Investments - affiliated, at cost	208,725	34,931	937	1,736	3,212	8,386
Purchased options, at cost	—	6,001	—	—	—	—
Foreign currency cost	—	6,614	91	—	34	—
Premiums from written options	—	—	—	2,682	—	—
Securities on loan included in
investments - unaffiliated, at value	—	—	286	—	442	—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Assets
Investments - unaffiliated, at value	$150,224	$170,682	$497,754	$129,341	$2,993,812	$176,429
Investments - affiliated, at value	16,008	7,403	12,374	5,873	191,600	4,161
Purchased options, at value	—	—	109	—	—	—
Forward foreign currency contracts	—	—	592	—	—	—
Variation margin on futures/futures options contracts	1,857	—	—	6	—	—
Variation margin on swap agreements	—	—	63	—	—	—
OTC swap agreements	—	—	719	86	—	—
OTC swap premiums paid	—	—	160	270	—	—
Cash	122	856	551	2,398	3,042	—
Cash collateral segregated for short sales	—	58,700	—	—	—	—
Foreign currency	—	—	939	273	64	—
Receivable from:
Investment securities sold	—	6,057	23,400	578	8,441	1,893
Fund shares sold	65	58	394	56	6,829	74
Dividends and interest	515	837	4,842	1,001	8,099	176
Deposits with brokers and counterparties	7,603	—	2,179	603	—	—
Other assets	—	1	3	1	20	1
Total assets	176,394	244,594	544,079	140,486	3,211,907	182,734
Liabilities
Payable for reverse repurchase agreements	—	—	12,860	—	—	—
Securities sold short, at value	—	67,548	—	6,836	—	—
Written options, at value	—	—	206	—	12,703	—
Forward foreign currency contracts	—	—	923	—	—	—
Variation margin on futures/futures options contracts	1,046	—	9	3	—	—
Variation margin on swap agreements	—	—	48	2	—	—
OTC swap agreements	—	—	195	13	—	—
OTC swap premiums received	—	—	1,109	354	—	—
Payable for:
Investment securities purchased	1,597	5,484	53,203	1,243	31,439	2,320
Treasury roll transactions	—	—	16,471	—	—	—
Deposits from counterparties	—	—	80	—	—	—
Return of securities loaned	—	—	12,374	—	84,293	729
Dividends on securities sold short	—	14	—	108	—	—
Interest expense and brokerage charges	—	—	5	8	—	—
Fund shares redeemed	5	109	609	167	622	84
Advisory fees	65	104	128	66	1,374	67
Administrative fees	22	22	37	16	376	22
12b-1 fees (Class A)	1	4	16	1	156	10
Board of trustee fees	4	33	23	11	112	9
Other expenses	—	—	4	—	4	—
Total liabilities	2,740	73,318	98,300	8,828	131,079	3,241
Net assets	$173,654	$171,276	$445,779	$131,658	$3,080,828	$179,493
Net assets consist of:
Paid-in capital	$250,879	$186,062	$440,983	$159,510	$2,737,076	$142,949
Undistributed (excess of distributions
over) net investment income (loss)	(2,234)	1,331	21,200	6,248	32,520	3,398
Accumulated net realized gain (loss)	(72,184)	(18,616)	(3,570)	(32,857)	112,680	20,883
Net unrealized appreciation (depreciation) on
investments and foreign currency	(2,807)	2,499	(12,834)	(1,243)	198,552	12,263
Net assets	$173,654	$171,276	$445,779	$131,658	$3,080,828	$179,493
Net assets - Class A	$20,668	$75,765	$273,822	$13,988	$2,728,389	$178,945
Shares outstanding - Class A	1,790	7,391	24,154	1,567	186,210	10,472
Net asset value per share - Class A	$11.55	$10.25	$11.34	$8.92	$14.65	$17.09
Net assets - Class I	$152,986	$95,511	$171,957	$117,670	$352,439	$548
Shares outstanding - Class I	13,216	9,296	15,132	13,152	24,006	32
Net asset value per share - Class I	$11.58	$10.27	$11.36	$8.95	$14.68	$17.13
Investments - unaffiliated, at cost	$150,260	$162,575	$509,775	$131,059	$2,792,847	$164,166
Investments - affiliated, at cost	16,008	7,403	12,374	5,873	191,634	4,161
Purchased options, at cost	—	—	426	—	—	—
Foreign currency cost	—	—	950	283	64	—
Proceeds from securities sold short	—	61,943	—	7,059	—	—
Premiums from written options	—	—	442	—	10,326	—
Securities on loan included in
investments - unaffiliated, at value	—	—	12,627	—	82,635	707

(a)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/The London Company Focused U.S. Equity Fund	JNL/VanEck International Gold Fund(a)	JNL/WCM Focused International Equity Fund
Assets
Investments - unaffiliated, at value	$113,230	$54,541	$1,489,537
Investments - affiliated, at value	6,131	1,158	87,246
Forward foreign currency contracts	—	2	—
Foreign currency	—	17	523
Receivable from:
Investment securities sold	—	760	—
Fund shares sold	9	—	360
Dividends and interest	129	7	5,762
Other assets	1	—	11
Total assets	119,500	56,485	1,583,439
Liabilities
Payable for:
Investment securities purchased	—	808	—
Return of securities loaned	2,889	1,069	50,208
Fund shares redeemed	39	30	391
Advisory fees	57	32	856
Administrative fees	15	7	193
12b-1 fees (Class A)	1	3	2
Board of trustee fees	6	6	67
Other expenses	—	—	2
Total liabilities	3,007	1,955	51,719
Net assets	$116,493	$54,530	$1,531,720
Net assets consist of:
Paid-in capital	$70,167	$122,961	$1,150,760
Undistributed (excess of distributions
over) net investment income (loss)	1,488	(1,340)	15,050
Accumulated net realized gain (loss)	20,012	(70,557)	78,197
Net unrealized appreciation (depreciation) on
investments and foreign currency	24,826	3,466	287,713
Net assets	$116,493	$54,530	$1,531,720
Net assets - Class A	$24,461	$53,600	$40,384
Shares outstanding - Class A	1,601	5,522	2,735
Net asset value per share - Class A	$15.28	$9.71	$14.77
Net assets - Class I	$92,032	$930	$1,491,336
Shares outstanding - Class I	6,009	96	100,719
Net asset value per share - Class I	$15.32	$9.73	$14.81
Investments - unaffiliated, at cost	$88,403	$51,076	$1,201,815
Investments - affiliated, at cost	6,131	1,158	87,246
Foreign currency cost	—	16	523
Securities on loan included in
investments - unaffiliated, at value	4,766	1,614	47,855

(a)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund(b)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Small Cap Fund
Investment income
Dividends (a)	$1,482	$3,022	$2,360	$42	$64	$630
Foreign taxes withheld	—	—	—	—	(8)	—
Interest	—	—	—	254	4,650	—
Securities lending (a)	116	147	110	—	—	52
Total investment income	1,598	3,169	2,470	296	4,706	682

Expenses
Advisory fees	133	285	225	102	628	329
Administrative fees	100	214	169	24	118	82
12b-1 fees (Class A)	200	426	336	47	77	99
Legal fees	1	2	2	—	—	1
Board of trustee fees	6	14	10	1	8	6
Dividends on securities sold short	—	—	—	—	640	—
Net short holdings borrowing fees	—	—	—	—	48	—
Interest expense	—	—	—	—	257	—
Other expenses	1	—	—	—	6	1
Total expenses	441	941	742	174	1,782	518
Expense waiver	—	—	—	—	—	(11)
Net expenses	441	941	742	174	1,783	507
Net investment income (loss)	1,157	2,228	1,728	122	2,923	175

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,951	4,374	3,607	72	401	10,427
Investments - affiliated	—	—	—	—	(16)	—
Securities sold short	—	—	—	—	214	—
Purchased options	—	—	—	—	(569)	—
Written options	—	—	—	—	158	—
Foreign currency	—	—	—	1	265	—
Forward foreign currency contracts	—	—	—	(19)	1,393	—
Futures/futures options contracts	—	—	—	65	147	(40)
Swap agreements	—	—	—	(22)	(806)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(3,689)	(7,054)	(5,023)	(295)	(6,742)	(6,202)
Investment securities sold short	—	—	—	—	1,256	—
Purchased options	—	—	—	—	(28)	—
Written options	—	—	—	—	24	—
Foreign currency	—	—	—	—	(14)	—
Forward foreign currency contracts	—	—	—	(76)	529	—
Futures/futures options contracts	—	—	—	(175)	(232)	—
Swap agreements	—	—	—	(51)	949	—
Net realized and unrealized gain (loss)	(1,738)	(2,680)	(1,416)	(500)	(3,071)	4,185
Change in net assets from operations	$(581)	$(452)	$312	$(378)	$(148)	$4,360
(a) Affiliated income	$117	$148	$112	$42	$1	$4

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Investment income
Dividends (a)	$860	$834	$877	$1,764	$921	$13
Foreign taxes withheld	—	(573)	(38)	—	(93)	—
Interest	46,498	12,290	—	—	—	552
Securities lending (a)	—	—	7	—	19	—
Total investment income	47,358	12,551	846	1,764	847	565

Expenses
Advisory fees	4,553	1,575	106	386	201	225
Administrative fees	1,076	294	27	116	43	58
12b-1 fees (Class A)	1,290	72	49	230	86	18
Legal fees	6	2	—	1	—	—
Board of trustee fees	106	19	2	8	3	4
Interest expense	—	61	—	—	—	—
Other expenses	—	21	—	1	1	—
Total expenses	7,031	2,044	184	742	334	305
Net investment income (loss)	40,327	10,507	662	1,022	513	260

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(11,677)	3,397	1,292	5,481	2,683	—
Purchased options	—	(1,475)	—	—	—	—
Written options	—	605	—	(2,348)	—	—
Foreign currency	—	146	4	—	(17)	—
Forward foreign currency contracts	—	(7,605)	(2)	—	9	1,878
Futures/futures options contracts	—	(372)	—	—	—	—
Swap agreements	—	(8,988)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(32,049)	(21,388)	(3,865)	(9,083)	(2,405)	(6)
Purchased options	—	1,488	—	—	—	—
Written options	—	(602)	—	1,147	—	—
Foreign currency	—	(282)	(6)	—	(1)	—
Forward foreign currency contracts	—	8,306	—	—	—	(1,078)
Futures/futures options contracts	—	(91)	—	—	—	—
Swap agreements	—	7,378	—	—	—	—
Net realized and unrealized gain (loss)	(43,726)	(19,483)	(2,577)	(4,803)	269	794
Change in net assets from operations	$(3,399)	$(8,976)	$(1,915)	$(3,781)	$782	$1,054
(a) Affiliated income	$860	$206	$12	$19	$17	$13

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(b)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Investment income
Dividends (a)	$136	$271	$11	$107	$17,300	$2,097
Foreign taxes withheld	—	—	—	—	(110)	—
Interest	1,159	353	9,868	3,300	11,709	—
Net prime broker interest income	—	277	—	—	—	—
Securities lending (a)	—	—	44	—	378	2
Total investment income	1,295	901	9,923	3,407	29,277	2,099

Expenses
Advisory fees	296	648	825	414	7,853	384
Administrative fees	93	134	235	104	2,100	127
12b-1 fees (Class A)	27	119	437	22	3,677	256
Legal fees	2	—	4	1	34	2
Board of trustee fees	4	9	23	6	122	8
Chief compliance officer fees	1	—	—	—	—	—
Dividends on securities sold short	—	131	—	146	—	—
Net short holdings borrowing fees	—	—	—	54	—	—
Interest expense	—	—	313	—	—	—
Other expenses	3	4	—	4	2	1
Total expenses	426	1,045	1,837	751	13,788	778
Expense waiver	—	—	—	—	(2)	—
Net expenses	426	1,045	1,837	751	13,786	778
Net investment income (loss)	869	(144)	8,086	2,656	15,491	1,321

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	20	9,839	(4,637)	(509)	21,228	8,719
Securities sold short	—	(5,210)	—	136	—	—
Brokerage commissions recaptured	—	—	—	—	5	8
Purchased options	—	—	16	—	2,330	—
Written options	—	—	149	—	448	—
Foreign currency	—	—	(143)	20	42	—
Forward foreign currency contracts	—	—	(48)	—	—	—
Futures/futures options contracts	3,478	—	(640)	1,418	—	—
Swap agreements	—	—	600	(94)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(41)	89	(18,505)	(3,509)	18,707	(10,966)
Investments - affiliated	—	—	—	—	(10)	—
Investment securities sold short	—	(2,189)	—	295	—	—
Purchased options	—	—	(14)	—	(1,346)	—
Written options	—	—	(92)	—	8,616	—
Foreign currency	—	—	(28)	(25)	(3)	—
Forward foreign currency contracts	—	—	298	—	—	—
Futures/futures options contracts	(3,158)	—	(50)	(110)	—	—
Swap agreements	—	—	(1,034)	185	—	—
Net realized and unrealized gain (loss)	299	2,529	(24,128)	(2,193)	50,017	(2,239)
Change in net assets from operations	$1,168	$2,385	$(16,042)	$463	$65,508	$(918)
(a) Affiliated income	$136	$92	$44	$31	$1,429	$20

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/The London Company Focused U.S. Equity Fund	JNL/VanEck International Gold Fund(b)	JNL/WCM Focused International Equity Fund
Investment income
Dividends (a)	$932	$223	$16,555
Foreign taxes withheld	—	(3)	(1,806)
Securities lending (a)	154	107	111
Total investment income	1,086	327	14,860

Expenses
Advisory fees	363	198	5,022
Administrative fees	92	43	1,130
12b-1 fees (Class A)	37	84	55
Legal fees	—	—	15
Board of trustee fees	7	3	69
Other expenses	1	1	3
Total expenses	500	329	6,294
Net investment income (loss)	586	(2)	8,566

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	7,834	916	43,080
Brokerage commissions recaptured	5	—	—
Foreign currency	—	(15)	190
Forward foreign currency contracts	—	—	(465)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(6,199)	(4,201)	(14,906)
Foreign currency	—	(2)	(56)
Forward foreign currency contracts	—	2	—
Net realized and unrealized gain (loss)	1,640	(3,300)	27,843
Change in net assets from operations	$2,226	$(3,302)	$36,409
(a) Affiliated income	$178	$111	$507

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds

Statement of Cash Flows (in thousands)

For the Year Ended June 30, 2018

JNL/PIMCO Credit Income Fund
Cash flows provided by operating activities
Net decrease in net assets from operations	$(16,042)
Adjustments to reconcile net decrease in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(399,814)
Proceeds from sales and maturities of long-term investments	448,881
Net sales of short-term investments	5,225
Proceeds from securities sold short	2,238
Purchases to cover securities sold short	(2,132)
Increase in receivable for investment securities sold	(4,067)
Increase in payable for investment securities purchased	28,506
Increase in receivable for dividends and interest	47
Decrease in payable for interest expense and brokerage charges	(17)
Decrease in payable for expenses	(43)
Increase in other assets	(2)
Increase in receivable for deposits with brokers and counterparties	(651)
Increase in payable for deposits from counterparties	70
Net amortization	587
Net inflation compensation	(55)
Net increase in OTC swap agreements	576
Net decrease in variation margin on futures/futures option contracts and swap agreements	(1,235)
Loss from currency transactions	(220)
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	19,425
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	4,703
Net cash flow provided by operating activities	85,980
Cash flows used in financing activities
Net redemptions from capital share transactions	(54,018)
Decrease in payable for reverse repurchase agreements	(9,875)
Net borrowing from secured financing transactions	243
Net proceeds from secured borrowing transactions	(167)
Decrease in payable for treasury roll transactions	(24,073)
Net cash flow used in financing activities	(87,890)
Net decrease in cash	(1,910)
Cash at beginning of period	3,400
Cash at end of period	$1,490

Supplemental disclosure of operating activities:
Interest expense during the period	$313

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statement of Cash Flows:

Cash	$551
Foreign currency	939
Total cash and cash equivalents presented in the statement of cash flows	$1,490

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund(a)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Small Cap Fund
Operations
Net investment income (loss)	$1,157	$2,228	$1,728	$122	$2,923	$175
Net realized gain (loss)	1,951	4,374	3,607	97	1,187	10,387
Net change in unrealized appreciation
(depreciation)	(3,689)	(7,054)	(5,023)	(597)	(4,258)	(6,202)
Change in net assets from operations	(581)	(452)	312	(378)	(148)	4,360
Share transactions[1]
Proceeds from the sale of shares
Class A	16,946	14,754	17,057	2,505	4,324	8,375
Class I	475	1,127	1,113	—	2,564	14,469
Cost of shares redeemed
Class A	(18,454)	(25,191)	(16,987)	(4,351)	(6,211)	(9,528)
Class I	(221)	(18)	(321)	—	(14,857)	(60,071)
Change in net assets from
share transactions	(1,254)	(9,328)	862	(1,846)	(14,180)	(46,755)
Change in net assets	(1,835)	(9,780)	1,174	(2,224)	(14,328)	(42,395)
Net assets beginning of period	133,570	289,324	221,584	32,710	164,401	129,320
Net assets end of period	$131,735	$279,544	$222,758	$30,486	$150,073	$86,925
Undistributed (excess of distributions
over) net investment income (loss)	$3,278	$6,620	$4,792	$(1,268)	$3,192	$356

[1]Share transactions
Shares sold
Class A	1,371	1,077	1,173	190	445	800
Class I	39	82	76	—	263	1,394
Shares redeemed
Class A	(1,498)	(1,843)	(1,169)	(329)	(639)	(905)
Class I	(18)	(1)	(22)	—	(1,526)	(5,803)
Change in shares
Class A	(127)	(766)	4	(139)	(194)	(105)
Class I	21	81	54	—	(1,263)	(4,409)
Purchases and sales of long term
investments
Purchase of securities	$23,410	$33,960	$27,205	$546	$199,335	$8,124
Purchase of U.S. government securities	—	—	—	913	24,836	—
Total purchases	$23,410	$33,960	$27,205	$1,459	$224,171	$8,124
Proceeds from sales of securities	$23,454	$40,705	$24,097	$583	$191,413	$54,493
Proceeds from sales of U.S. government
securities	—	—	—	209	20,698	—
Total proceeds from sales	$23,454	$40,705	$24,097	$792	$212,111	$54,493
Securities sold short covers	$—	$—	$—	$—	$100,168	$—
Securities sold short proceeds	$—	$—	$—	$—	$104,919	$—

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Operations
Net investment income (loss)	$40,327	$10,507	$662	$1,022	$513	$260
Net realized gain (loss)	(11,677)	(14,292)	1,294	3,133	2,675	1,878
Net change in unrealized appreciation
(depreciation)	(32,049)	(5,191)	(3,871)	(7,936)	(2,406)	(1,084)
Change in net assets from operations	(3,399)	(8,976)	(1,915)	(3,781)	782	1,054
Share transactions[1]
Proceeds from the sale of shares
Class A	150,549	9,975	1,356	30,557	5,682	1,872
Class I	72,608	24,190	1,089	578	511	1,563
Cost of shares redeemed
Class A	(109,209)	(5,748)	(4,712)	(23,121)	(8,094)	(3,138)
Class I	(370,756)	(40,369)	(11,158)	(222)	(3)	(6,430)
Change in net assets from
share transactions	(256,808)	(11,952)	(13,425)	7,792	(1,904)	(6,133)
Change in net assets	(260,207)	(20,928)	(15,340)	4,011	(1,122)	(5,079)
Net assets beginning of period	2,387,389	403,773	46,349	149,551	57,521	80,076
Net assets end of period	$2,127,182	$382,845	$31,009	$153,562	$56,399	$74,997
Undistributed (excess of distributions
over) net investment income (loss)	$116,656	$14,003	$2,556	$2,805	$1,010	$2,680

[1]Share transactions
Shares sold
Class A	13,970	1,016	112	2,458	417	187
Class I	6,731	2,460	88	46	37	154
Shares redeemed
Class A	(10,137)	(588)	(385)	(1,865)	(595)	(313)
Class I	(34,542)	(4,103)	(912)	(18)	—	(638)
Change in shares
Class A	3,833	428	(273)	593	(178)	(126)
Class I	(27,811)	(1,643)	(824)	28	37	(484)
Purchases and sales of long term
investments
Purchase of securities	$60,191	$124,410	$2,815	$73,389	$9,334	$2,000
Purchase of U.S. government securities	128,720	18,912	—	—	—	37,907
Total purchases	$188,911	$143,322	$2,815	$73,389	$9,334	$39,907
Proceeds from sales of securities	$196,588	$124,029	$15,549	$64,564	$12,741	$—
Proceeds from sales of U.S. government
securities	259,825	18,903	—	—	—	33,330
Total proceeds from sales	$456,413	$142,932	$15,549	$64,564	$12,741	$33,330
Securities sold short covers	$—	$9,149	$—	$10,110	$—	$—
Securities sold short proceeds	$—	$9,337	$—	$8,453	$—	$—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Operations
Net investment income (loss)	$869	$(144)	$8,086	$2,656	$15,491	$1,321
Net realized gain (loss)	3,498	4,629	(4,703)	971	24,053	8,727
Net change in unrealized appreciation
(depreciation)	(3,199)	(2,100)	(19,425)	(3,164)	25,964	(10,966)
Change in net assets from operations	1,168	2,385	(16,042)	463	65,508	(918)
Share transactions[1]
Proceeds from the sale of shares
Class A	7,784	3,683	42,093	1,653	666,127	39,470
Class I	157,687	2,812	21,421	3,087	26,481	555
Cost of shares redeemed
Class A	(2,394)	(11,170)	(69,705)	(2,568)	(203,689)	(23,967)
Class I	(6,737)	(12,602)	(48,168)	(20,554)	(36,237)	(74)
Change in net assets from
share transactions	156,340	(17,277)	(54,359)	(18,382)	452,682	15,984
Change in net assets	157,508	(14,892)	(70,401)	(17,919)	518,190	15,066
Net assets beginning of period	16,146	186,168	516,180	149,577	2,562,638	164,427
Net assets end of period	$173,654	$171,276	$445,779	$131,658	$3,080,828	$179,493
Undistributed (excess of distributions
over) net investment income (loss)	$(2,234)	$1,331	$21,200	$6,248	$32,520	$3,398

[1]Share transactions
Shares sold
Class A	670	360	3,662	184	45,900	2,284
Class I	13,674	275	1,860	344	1,826	32
Shares redeemed
Class A	(207)	(1,092)	(6,080)	(287)	(14,018)	(1,384)
Class I	(568)	(1,232)	(4,211)	(2,294)	(2,503)	(4)
Change in shares
Class A	463	(732)	(2,418)	(103)	31,882	900
Class I	13,106	(957)	(2,351)	(1,950)	(677)	28
Purchases and sales of long term
investments
Purchase of securities	$209,643	$88,744	$155,365	$66,589	$1,407,705	$86,750
Purchase of U.S. government securities	—	—	244,449	—	182,191	—
Total purchases	$209,643	$88,744	$399,814	$66,589	$1,589,896	$86,750
Proceeds from sales of securities	$71,999	$107,134	$178,212	$83,774	$868,962	$71,191
Proceeds from sales of U.S. government
securities	—	—	270,669	—	103,467	—
Total proceeds from sales	$71,999	$107,134	$448,881	$83,774	$972,429	$71,191
Securities sold short covers	$—	$43,342	$2,132	$4,957	$4,569	$—
Securities sold short proceeds	$—	$35,871	$2,238	$4,623	$10,529	$—

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/The London Company Focused U.S. Equity Fund	JNL/VanEck International Gold Fund(a)	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$586	$(2)	$8,566
Net realized gain (loss)	7,839	901	42,805
Net change in unrealized appreciation
(depreciation)	(6,199)	(4,201)	(14,962)
Change in net assets from operations	2,226	(3,302)	36,409
Share transactions[1]
Proceeds from the sale of shares
Class A	2,117	5,817	11,431
Class I	4,522	103	180,591
Cost of shares redeemed
Class A	(3,340)	(9,133)	(5,189)
Class I	(22,525)	(130)	(149,278)
Change in net assets from
share transactions	(19,226)	(3,343)	37,555
Change in net assets	(17,000)	(6,645)	73,964
Net assets beginning of period	133,493	61,175	1,457,756
Net assets end of period	$116,493	$54,530	$1,531,720
Undistributed (excess of distributions
over) net investment income (loss)	$1,488	$(1,340)	$15,050

[1]Share transactions
Shares sold
Class A	139	591	774
Class I	295	10	12,278
Shares redeemed
Class A	(218)	(922)	(350)
Class I	(1,472)	(12)	(10,068)
Change in shares
Class A	(79)	(331)	424
Class I	(1,177)	(2)	2,210
Purchases and sales of long term
investments
Purchase of securities	$14,132	$10,161	$289,346
Proceeds from sales of securities	$32,074	$14,286	$215,607

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL Tactical ETF Moderate Fund(a)	JNL Tactical ETF Moderate Growth Fund(a)	JNL Tactical ETF Growth Fund(a)	JNL/AQR Risk Parity Fund(a)(b)	JNL/BlackRock Global Long Short Credit Fund(a)	JNL/DFA U.S. Small Cap Fund(a)
Operations
Net investment income (loss)	$2,124	$4,398	$3,068	$—	$5,874	$180
Net realized gain (loss)	1,026	5,431	4,731	3,276	(5,717)	16,000
Net change in unrealized appreciation
(depreciation)	10,060	29,030	27,603	508	8,175	(4,331)
Change in net assets from operations	13,210	38,859	35,402	3,784	8,332	11,849
Distributions to shareholders
From net investment income
Class A	(1,818)	(3,886)	(2,595)	(1,069)	(3,023)	(244)
From net realized gains
Class A	—	—	—	(1,257)	—	(3,841)
Total distributions to shareholders	(1,818)	(3,886)	(2,595)	(2,326)	(3,023)	(4,085)
Share transactions[1]
Proceeds from the sale of shares
Class A	31,120	51,074	40,480	7,717	21,613	21,554
Class I(c)	—	78	27	—	117,890	58,346
Reinvestment of distributions
Class A	1,818	3,886	2,595	2,326	3,023	4,085
Cost of shares redeemed
Class A(c)	(25,011)	(46,776)	(28,672)	(14,502)	(351,472)	(75,747)
Class I	—	—	—	—	(6,471)	—
Change in net assets from
share transactions	7,927	8,262	14,430	(4,459)	(215,417)	8,238
Change in net assets	19,319	43,235	47,237	(3,001)	(210,108)	16,002
Net assets beginning of year	114,251	246,089	174,347	35,711	374,509	113,318
Net assets end of year	$133,570	$289,324	$221,584	$32,710	$164,401	$129,320
Undistributed (excess of distributions
over) net investment income (loss)	$2,121	$4,392	$3,064	$(1,390)	$269	$181

[1]Share transactions
Shares sold
Class A	2,631	4,021	3,070	580	2,251	2,204
Class I(c)	—	6	2	—	12,288	6,021
Reinvestment of distributions
Class A	153	299	191	181	315	426
Shares redeemed
Class A(c)	(2,129)	(3,688)	(2,148)	(1,103)	(36,605)	(7,796)
Class I	—	—	—	—	(671)	—
Change in shares
Class A	655	632	1,113	(342)	(34,039)	(5,166)
Class I	—	6	2	—	11,617	6,021

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)	Consolidated Statement of Changes in Net Assets.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/DoubleLine Total Return Fund(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund(a)	JNL/Epoch Global Shareholder Yield Fund(a)	JNL/FAMCO Flex Core Covered Call Fund(a)	JNL/Lazard International Strategic Equity Fund(a)	JNL/Neuberger Berman Currency Fund(a)
Operations
Net investment income (loss)	$81,525	$18,462	$1,883	$1,860	$485	$(390)
Net realized gain (loss)	(9,363)	(2,963)	4,793	5,204	3,203	4,053
Net change in unrealized appreciation
(depreciation)	31,893	5,706	3,784	7,876	10,419	(337)
Change in net assets from operations	104,055	21,205	10,460	14,940	14,107	3,326
Distributions to shareholders
From net investment income
Class A	(66,372)	(14,261)	(2,971)	(2,395)	(1,201)	—
From net realized gains
Class A	—	—	—	(2,860)	—	—
Total distributions to shareholders	(66,372)	(14,261)	(2,971)	(5,255)	(1,201)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	451,989	95,170	18,091	33,060	19,996	6,899
Class I(b)	1,552,460	369,612	10,936	2,101	47	77,734
Reinvestment of distributions
Class A	66,372	14,261	2,971	5,255	1,201	—
Cost of shares redeemed
Class A(b)	(2,246,681)	(491,826)	(75,347)	(28,133)	(47,678)	(208,123)
Class I	(35,443)	(18,644)	(847)	(1,133)	—	(9,920)
Change in net assets from
share transactions	(211,303)	(31,427)	(44,196)	11,150	(26,434)	(133,410)
Change in net assets	(173,620)	(24,483)	(36,707)	20,835	(13,528)	(130,084)
Net assets beginning of year	2,561,009	428,256	83,056	128,716	71,049	210,160
Net assets end of year	$2,387,389	$403,773	$46,349	$149,551	$57,521	$80,076
Undistributed (excess of distributions
over) net investment income (loss)	$76,329	$3,496	$1,894	$1,783	$497	$2,420

[1]Share transactions
Shares sold
Class A	41,457	9,760	1,507	2,719	1,737	700
Class I(b)	143,427	38,368	895	176	4	7,788
Reinvestment of distributions
Class A	6,128	1,482	243	439	96	—
Shares redeemed
Class A(b)	(207,147)	(50,811)	(6,220)	(2,322)	(4,218)	(21,008)
Class I	(3,272)	(1,898)	(69)	(94)	—	(990)
Change in shares
Class A	(159,562)	(39,569)	(4,470)	836	(2,385)	(20,308)
Class I	140,155	36,470	826	82	4	6,798

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)(b)	JNL/Nicholas Convertible Arbitrage Fund(b)	JNL/PIMCO Credit Income Fund(b)	JNL/PPM America Long Short Credit Fund(b)	JNL/T. Rowe Price Capital Appreciation Fund(b)	JNL/The Boston Company Equity Income Fund(b)
Operations
Net investment income (loss)	$45	$(3,952)	$13,758	$3,839	$16,298	$2,082
Net realized gain (loss)	520	24,855	2,877	(358)	94,431	13,039
Net change in unrealized appreciation
(depreciation)	424	(6,468)	11,997	1,677	127,365	6,258
Change in net assets from operations	989	14,435	28,632	5,158	238,094	21,379
Distributions to shareholders
From net investment income
Class A	(2,775)	(9,877)	(9,183)	(6,255)	(14,495)	(2,197)
From net realized gains
Class A	—	—	(1,351)	—	(16,713)	(2,721)
Total distributions to shareholders	(2,775)	(9,877)	(10,534)	(6,255)	(31,208)	(4,918)
Share transactions[1]
Proceeds from the sale of shares
Class A	7,860	17,356	255,357	98,262	1,407,843	44,241
Class I(c)	1,257	116,356	208,579	138,832	347,170	77
Reinvestment of distributions
Class A	2,775	9,877	10,534	6,255	31,208	4,918
Cost of shares redeemed
Class A(c)	(14,381)	(326,793)	(343,187)	(184,345)	(716,936)	(32,901)
Class I	(84)	(13,047)	(4,828)	(5,786)	(5,042)	—
Change in net assets from
share transactions	(2,573)	(196,251)	126,455	53,218	1,064,243	16,335
Change in net assets	(4,359)	(191,693)	144,553	52,121	1,271,129	32,796
Net assets beginning of year	20,505	377,861	371,627	97,456	1,291,509	131,631
Net assets end of year	$16,146	$186,168	$516,180	$149,577	$2,562,638	$164,427
Undistributed (excess of distributions
over) net investment income (loss)	$(3,103)	$1,475	$13,114	$3,592	$17,029	$2,077

[1]Share transactions
Shares sold
Class A	636	1,691	21,966	10,849	101,894	2,761
Class I(c)	118	11,543	17,896	15,755	25,038	4
Reinvestment of distributions
Class A	261	980	904	710	2,255	313
Shares redeemed
Class A(c)	(1,151)	(32,138)	(29,510)	(20,783)	(51,933)	(2,061)
Class I	(8)	(1,290)	(413)	(653)	(355)	—
Change in shares
Class A	(254)	(29,467)	(6,640)	(9,224)	52,216	1,013
Class I	110	10,253	17,483	15,102	24,683	4

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/The London Company Focused U.S. Equity Fund(a)	JNL/VanEck International Gold Fund(a)(b)	JNL/WCM Focused International Equity Fund(a)
Operations
Net investment income (loss)	$904	$(289)	$6,775
Net realized gain (loss)	14,990	2,359	35,826
Net change in unrealized appreciation
(depreciation)	7,190	4,779	277,681
Change in net assets from operations	23,084	6,849	320,282
Distributions to shareholders
From net investment income
Class A	(1,027)	(2,740)	(3,902)
From net realized gains
Class A	—	—	(986)
Total distributions to shareholders	(1,027)	(2,740)	(4,888)
Share transactions[1]
Proceeds from the sale of shares
Class A	16,735	23,262	312,722
Class I(c)	111,570	1,098	1,413,259
Reinvestment of distributions
Class A	1,027	2,740	4,888
Cost of shares redeemed
Class A(c)	(171,281)	(27,514)	(1,544,439)
Class I	(12,311)	(94)	(52,697)
Change in net assets from
share transactions	(54,260)	(508)	133,733
Change in net assets	(32,203)	3,601	449,127
Net assets beginning of year	165,696	57,574	1,008,629
Net assets end of year	$133,493	$61,175	$1,457,756
Undistributed (excess of distributions
over) net investment income (loss)	$902	$(1,338)	$6,484

[1]Share transactions
Shares sold
Class A	1,237	2,187	23,938
Class I(c)	8,039	108	102,242
Reinvestment of distributions
Class A	75	264	353
Shares redeemed
Class A(c)	(12,463)	(2,679)	(113,627)
Class I	(853)	(10)	(3,733)
Change in shares
Class A	(11,151)	(228)	(89,336)
Class I	7,186	98	98,509

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)	Consolidated Statement of Changes in Net Assets.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return (%) (d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)

JNL Tactical ETF Moderate Fund(g)(h)(i)
Class A
06/30/18		12.29		0.11		(0.16)		(0.05)		—		—		12.24		(0.41)	131,480	17	0.66		0.66		1.73
12/31/17		11.19		0.21		1.07		1.28		(0.18)		—		12.29		11.45	133,569	37	0.67	(j)	0.99	(j)	1.75
12/31/16		10.94		0.20		0.41		0.61		(0.14)		(0.22)		11.19		5.57	114,251	43	0.67		1.12		1.83
12/31/15		11.09		0.23		(0.19)		0.04		(0.11)		(0.08)		10.94		0.28	81,690	151	0.73		1.14		2.01
12/31/14		11.01		0.18		0.27		0.45		(0.09)		(0.28)		11.09		4.03	51,221	85	0.92		1.22		1.65
12/31/13		10.34		0.14		0.54		0.68		—		(0.01)		11.01		6.60	37,509	124	0.92		1.22		1.27

Class I
06/30/18		12.32		0.18		(0.21)		(0.03)		—		—		12.29		(0.24)	255	17	0.36		0.36		2.93
12/31/17	‡‡	11.89		0.11		0.32		0.43		—		—		12.32		3.62	1	37	—		—		3.42

JNL Tactical ETF Moderate Growth Fund(g)(h)(k)
Class A
06/30/18		13.58		0.11		(0.14)		(0.03)		—		—		13.55		(0.22)	278,366	12	0.66		0.66		1.56
12/31/17		11.90		0.21		1.65		1.86		(0.18)		—		13.58		15.72	289,246	37	0.67	(j)	1.00	(j)	1.64
12/31/16		11.67		0.21		0.60		0.81		(0.15)		(0.43)		11.90		7.04	246,089	50	0.67		1.12		1.74
12/31/15		11.91		0.23		(0.20)		0.03		(0.11)		(0.16)		11.67		0.15	190,999	138	0.73		1.14		1.91
12/31/14		11.84		0.19		0.35		0.54		(0.08)		(0.39)		11.91		4.53	120,281	88	0.92		1.22		1.55
12/31/13		10.42		0.15		1.28		1.43		—		(0.01)		11.84		13.71	88,092	149	0.92		1.22		1.36

Class I
06/30/18		13.59		0.23		(0.23)		0.00		—		—		13.59		0.00	1,178	12	0.36		0.36		3.44
12/31/17	‡‡	12.97		0.06		0.56		0.62		—		—		13.59		4.78	78	37	0.38		0.38		1.52

JNL Tactical ETF Growth Fund(g)(h)
Class A
06/30/18		14.38		0.11		(0.09)		0.02		—		—		14.40		0.14	221,945	11	0.66		0.66		1.54
12/31/17		12.20		0.20		2.15		2.35		(0.17)		—		14.38		19.35	221,557	29	0.67	(j)	0.99	(j)	1.53
12/31/16		12.06		0.20		0.79		0.99		(0.16)		(0.69)		12.20		8.48	174,347	66	0.67		1.12		1.63
12/31/15		12.41		0.21		(0.20)		0.01		(0.13)		(0.23)		12.06		0.00	144,077	142	0.74		1.15		1.68
12/31/14		12.41		0.19		0.38		0.57		(0.08)		(0.49)		12.41		4.56	105,071	105	0.92		1.22		1.54
12/31/13		10.49		0.16		1.78		1.94		—		(0.02)		12.41		18.48	74,997	172	0.92		1.22		1.35

Class I
06/30/18		14.40		0.22		(0.18)		0.04		—		—		14.44		0.28	813	11	0.36		0.36		3.05
12/31/17	‡‡	13.57		0.11		0.72		0.83		—		—		14.40		6.12	27	29	0.35		0.35		2.94

JNL/AQR Risk Parity Fund(h)(l)
Class A
06/30/18		13.36		0.05		(0.21)		(0.16)		—		—		13.20		(1.20)	30,485	6	1.11		1.11		0.78
12/31/17		12.80		0.00		1.49		1.49		(0.43)		(0.50)		13.36		11.89	32,709	30	1.13	(j)	1.20	(j)	0.00
12/31/16		11.68	(m)	(0.07)	(m)	1.19	(m)	1.12	(m)	—		—		12.80		9.59	35,711	61	1.12		1.22		(0.53)
12/31/15		83.87	(m)	(0.83)	(m)	(6.53)	(m)	(7.36)	(m)	(29.07)	(m)	(35.76)	(m)	11.68	(m)(n)	(10.31)	36,758	73	1.12		1.27		(1.10)
12/31/14		80.50	(m)	(0.40)	(m)	6.85	(m)	6.45	(m)	—		(3.08)	(m)	83.87	(m)	7.95	175,540	17	1.13		1.33		(0.47)
12/31/13	*	80.00	(m)	(0.24)	(m)	0.74	(m)	0.50	(m)	—		—		80.50	(m)	0.60	311,716	69	1.14		1.34		(1.00)

Class I
06/30/18		13.39		0.08		(0.22)		(0.14)		—		—		13.25		(1.05)	1	6	0.70		0.70		1.21
12/31/17	‡‡	12.87		0.04		0.48		0.52		—		—		13.39		4.04	1	30	0.72		0.72		1.10

JNL/BlackRock Global Long Short Credit Fund(h)
Class A
06/30/18		9.66		0.17		(0.20)		(0.03)		—		—		9.63		(0.31)	50,113	146	2.47	(o)	2.47	(o)	3.52
12/31/17		9.50		0.21		0.09		0.30		(0.14)		—		9.66		3.20	52,121	285	2.24	(j)(o)	2.29	(j)(o)	2.19
12/31/16		9.51		0.16		0.10		0.26		(0.27)		—		9.50		2.77	374,509	400	2.16	(o)	2.17	(o)	1.64
12/31/15		10.22		0.20		(0.33)		(0.13)		(0.51)		(0.07)		9.51		(1.35)	457,024	240	1.96	(o)	1.96	(o)	1.91
12/31/14		10.10		0.20		(0.08)		0.12		—		—		10.22		1.19	381,489	223	2.19	(o)	2.19	(o)	1.95
12/31/13	*	10.00		0.05		0.05		0.10		—		—		10.10		1.00	413,201	164	1.84	(o)	1.84	(o)	0.78

Class I
06/30/18		9.67		0.18		(0.20)		(0.02)		—		—		9.65		(0.21)	99,960	146	2.17	(o)	2.17	(o)	3.82
12/31/17	‡‡	9.59		0.09		(0.01)		0.08		—		—		9.67		0.83	112,280	285	2.18	(j)(o)	2.18	(j)(o)	3.51

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return (%) (d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/DFA U.S. Small Cap Fund(h)
Class A
06/30/18		10.33	0.01	0.52	0.53	—		—	10.86		5.13	69,373	7	1.06		1.06		0.21
12/31/17		9.72	0.01	0.95	0.96	(0.02)		(0.33)	10.33		10.15	67,066	61	1.15		1.15		0.07
12/31/16		8.30	0.02	2.09	2.11	(0.02)		(0.67)	9.72		26.75	113,318	20	1.17		1.17		0.29
12/31/15		13.48	0.03	(0.48)	(0.45)	—		(4.73)	8.30	(n)	(4.84)	82,665	21	1.20		1.20		0.20
12/31/14		14.39	(0.01)	0.28	0.27	—		(1.18)	13.48		2.05	93,215	19	1.27		1.27		(0.06)
12/31/13		10.11	(0.01)	4.42	4.41	(0.07)		(0.06)	14.39		43.64	178,330	15	1.27		1.27		(0.10)

Class I
06/30/18		10.34	0.02	0.53	0.55	—		—	10.89		5.32	17,552	7	0.71		0.76		0.48
12/31/17	‡‡	9.69	0.02	0.63	0.65	—		—	10.34		6.71	62,254	61	0.76		0.81		0.66

JNL/DoubleLine Total Return Fund(h)
Class A
06/30/18		10.85	0.19	(0.20)	(0.01)	—		—	10.84		(0.09)	906,862	9	0.83		0.83		3.57
12/31/17		10.70	0.35	0.09	0.44	(0.29)		—	10.85		4.16	866,061	21	0.84		0.84		3.19
12/31/16		10.65	0.32	(0.10)	0.22	(0.17)		—	10.70		2.05	2,561,009	18	0.83		0.84		2.97
12/31/15		10.62	0.35	(0.17)	0.18	(0.15)		—	10.65		1.69	1,773,484	17	0.83		0.88		3.28
12/31/14		10.00	0.33	0.32	0.65	(0.03)		—	10.62		6.49	1,220,318	14	0.85		0.97		3.18
12/31/13	*	10.00	0.07	(0.07)	0.00	—		—	10.00		0.00	549,321	17	0.85		0.97		2.27

Class I
06/30/18		10.85	0.21	(0.20)	0.01	—		—	10.86		0.09	1,220,320	9	0.53		0.53		3.86
12/31/17	‡‡	10.82	0.11	(0.08)	0.03	—		—	10.85		0.28	1,521,328	21	0.57		0.57		3.68

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund(h)
Class A
06/30/18		9.81	0.25	(0.48)	(0.23)	—		—	9.58		(2.34)	48,402	53	1.30	(o)	1.30	(o)	5.09
12/31/17		9.69	0.41	0.08	0.49	(0.37)		—	9.81		5.15	45,407	78	1.38	(j)(o)	1.41	(j)(o)	4.19
12/31/16		9.54	0.45	0.17	0.62	(0.47)		—	9.69		6.46	428,256	86	1.39	(o)	1.41	(o)	4.69
12/31/15		9.97	0.43	(0.23)	0.20	(0.63)		—	9.54		2.01	464,738	78	1.44	(o)	1.44	(o)	4.22
12/31/14		9.52	0.32	0.13	0.45	—		—	9.97		4.73	420,170	91	1.59	(o)	1.59	(o)	3.26
12/31/13	*	10.00	0.06	(0.54)	(0.48)	—		—	9.52		(4.80)	399,531	106	1.62	(o)	1.62	(o)	0.96

Class I
06/30/18		9.83	0.26	(0.49)	(0.23)	—		—	9.60		(2.34)	334,443	53	1.00	(o)	1.00	(o)	5.38
12/31/17	‡‡	9.63	0.15	0.05	0.20	—		—	9.83		2.08	358,366	78	1.23	(j)(o)	1.23	(j)(o)	5.67

JNL/Epoch Global Shareholder Yield Fund(h)
Class A
06/30/18		12.61	0.23	(0.81)	(0.58)	—		—	12.03		(4.60)	30,988	8	1.05		1.05		3.84
12/31/17		11.35	0.35	1.54	1.89	(0.63)		—	12.61		16.82	35,932	19	1.08		1.08		2.89
12/31/16		10.95	0.35	0.43	0.78	(0.38)		—	11.35		7.16	83,056	21	1.07		1.07		3.07
12/31/15		11.83	0.37	(0.96)	(0.59)	(0.20)		(0.09)	10.95		(4.99)	96,086	62	1.09		1.09		3.14
12/31/14		11.36	0.46	0.23	0.69	(0.00)	(p)	(0.22)	11.83		6.05	57,362	12	1.17		1.17		3.83
12/31/13		10.58	0.39	2.06	2.45	(0.37)		(1.30)	11.36		23.33	33,916	110	1.17		1.17		3.26

Class I
06/30/18		12.62	0.13	(0.20)	(0.07)	—		—	12.55		(0.55)	21	8	0.75		0.75		2.10
12/31/17	‡‡	12.22	0.08	0.32	0.40	—		—	12.62		3.27	10,417	19	0.82		0.82		2.31

JNL/FAMCO Flex Core Covered Call Fund(h)
Class A
06/30/18		12.51	0.08	(0.38)	(0.30)	—		—	12.21		(2.40)	152,211	42	0.96		0.96		1.32
12/31/17		11.66	0.17	1.16	1.33	(0.22)		(0.26)	12.51		11.62	148,531	73	0.98		0.98		1.37
12/31/16		11.59	0.21	0.70	0.91	(0.34)		(0.51)	11.66		8.09	128,716	64	0.97		0.97		1.82
12/31/15		12.35	0.21	(0.60)	(0.39)	(0.22)		(0.15)	11.59		(3.21)	157,104	53	1.01		1.01		1.72
12/31/14		11.35	0.18	0.82	1.00	(0.00)	(p)	—	12.35		8.84	247,924	53	1.07		1.07		1.52
12/31/13		10.20	0.20	1.10	1.30	(0.14)		(0.01)	11.35		12.71	77,663	106	1.07		1.07		1.83

Class I
06/30/18		12.52	0.10	(0.38)	(0.28)	—		—	12.24		(2.24)	1,351	42	0.66		0.66		1.60
12/31/17	‡‡	11.97	0.05	0.50	0.55	—		—	12.52		4.59	1,020	73	0.70		0.70		1.44

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return (%) (d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/Lazard International Strategic Equity Fund(h)
Class A
06/30/18		13.30		0.12		0.06		0.18		—		—		13.48		1.35	55,849	17	1.16		1.16		1.79
12/31/17		10.60		0.10		2.87		2.97		(0.27)		—		13.30		28.19	57,473	43	1.18		1.18		0.84
12/31/16		11.85		0.14		(0.73)		(0.59)		(0.14)		(0.52)		10.60		(5.13)	71,049	42	1.17		1.17		1.23
12/31/15		11.43		0.11		0.40		0.51		(0.09)		—		11.85		4.41	123,226	63	1.20		1.20		0.91
12/31/14		11.60		0.12		(0.28)		(0.16)		—		(0.01)		11.43		(1.42)	123,861	40	1.27		1.27		1.02
12/31/13	*	10.00		0.00		1.60		1.60		—		—		11.60		16.00	39,055	39	1.27		1.27		0.02

Class I
06/30/18		13.31		0.16		0.04		0.20		—		—		13.51		1.50	550	17	0.86		0.86		2.35
12/31/17	‡‡	12.45		0.06		0.80		0.86		—		—		13.31		6.91	48	43	0.90		0.90		1.62

JNL/Neuberger Berman Currency Fund(h)
Class A
06/30/18		9.98		0.02		0.11		0.13		—		—		10.11		1.30	11,008	0	1.04		1.04		0.42
12/31/17		9.76		(0.03)		0.25		0.22		—		—		9.98		2.25	12,129	0	1.07		1.07		(0.34)
12/31/16		10.14		(0.08)		(0.08)		(0.16)		(0.22)		—		9.76		(1.60)	210,160	0	1.07		1.07		(0.74)
12/31/15		10.13		(0.10)		0.29		0.19		(0.18)		(0.00)	(p)	10.14		1.89	228,687	0	1.10		1.10		(0.97)
12/31/14		9.80		(0.11)		0.44		0.33		—		—		10.13		3.37	192,626	0	1.17		1.17		(1.09)
12/31/13		10.10		(0.11)		(0.08)		(0.19)		(0.11)		(0.00)	(p)	9.80		(1.91)	164,891	69	1.17		1.17		(1.07)

Class I
06/30/18		10.00		0.04		0.09		0.13		—		—		10.13		1.30	63,989	0	0.74		0.74		0.72
12/31/17	‡‡	9.98		0.01		0.01		0.02		—		—		10.00		0.20	67,947	0	0.84		0.84		0.28

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(h)(l)
Class A
06/30/18		11.24		0.06		0.25		0.31		—		—		11.55		2.76	20,668	60	0.94		0.94		1.05
12/31/17		12.97		0.03		0.67		0.70		(2.43)		—		11.24		6.47	14,911	113	0.99		0.99		0.27
12/31/16		11.61	(m)	(0.03)	(m)	1.39	(m)	1.36	(m)	—		—		12.97		11.81	20,505	22	0.99		0.99		(0.24)
12/31/15		15.49	(m)	(0.09)	(m)	(3.79)	(m)	(3.88)	(m)	—		—		11.61	(m)	(25.06)	49,912	13	1.01		1.01		(0.63)
12/31/14	*	20.00	(m)	(0.10)	(m)	(4.41)	(m)	(4.51)	(m)	—		—		15.49	(m)	(22.60)	179,950	49	1.07		1.07		(0.80)

Class I
06/30/18		11.24		0.08		0.26		0.34		—		—		11.58		3.02	152,986	60	0.64		0.64		1.46
12/31/17	‡‡	10.68		0.02		0.54		0.56		—		—		11.24		5.24	1,235	113	0.71		0.71		0.77

JNL/Nicholas Convertible Arbitrage Fund(h)
Class A
06/30/18		10.13		(0.02)		0.14		0.12		—		—		10.25		1.18	75,765	53	1.34	(o)	1.34	(o)	(0.33)
12/31/17		10.05		(0.15)		0.65		0.50		(0.42)		—		10.13		4.95	82,259	92	1.36	(j)(o)	1.38	(j)(o)	(1.49)
12/31/16		9.76		(0.19)		0.53		0.34		(0.05)		—		10.05		3.46	377,861	76	1.49	(o)	1.50	(o)	(1.88)
12/31/15		10.17		(0.28)		(0.02)		(0.30)		(0.11)		—		9.76		(2.96)	461,453	113	1.59	(o)	1.59	(o)	(2.70)
12/31/14		10.55		(0.42)		0.30		(0.12)		(0.08)		(0.18)		10.17		(1.07)	436,751	116	1.84	(o)	1.84	(o)	(3.98)
12/31/13		10.26		(0.25)		0.59		0.34		(0.00)	(p)	(0.05)		10.55		3.35	238,456	150	1.88	(o)	1.88	(o)	(2.39)

Class I
06/30/18		10.13		0.00		0.14		0.14		—		—		10.27		1.38	95,511	53	1.04	(o)	1.04	(o)	(0.03)
12/31/17	‡‡	10.08		(0.02)		0.07		0.05		—		—		10.13		0.50	103,909	92	1.15	(j)(o)	1.15	(j)(o)	(0.74)

JNL/PIMCO Credit Income Fund(h)
Class A
06/30/18		11.71		0.19		(0.56)		(0.37)		—		—		11.34		(3.16)	273,822	66	0.89		0.89		3.32
12/31/17		11.19		0.36		0.42		0.78		(0.23)		(0.03)		11.71		6.97	311,231	121	0.89		0.89		3.08
12/31/16		10.62		0.30		0.38		0.68		(0.11)		—		11.19		6.34	371,627	125	0.77		0.77		2.69
12/31/15		10.94		0.29		(0.39)		(0.10)		(0.22)		—		10.62		(0.95)	118,556	145	0.81		0.81		2.65
12/31/14		10.17		0.23		0.54		0.77		(0.00)	(p)	—		10.94		7.61	88,511	100	0.87		0.87		2.16
12/31/13		10.54		0.17		(0.35)		(0.18)		(0.19)		(0.00)	(p)	10.17		(1.70)	52,473	103	0.97		0.97		1.67

Class I
06/30/18		11.72		0.21		(0.57)		(0.36)		—		—		11.36		(3.07)	171,957	66	0.59		0.59		3.61
12/31/17	‡‡	11.65		0.11		(0.04)		0.07		—		—		11.72		0.60	204,949	121	0.67		0.67		3.39

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return (%) (d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/PPM America Long Short Credit Fund(h)
Class A
06/30/18		8.91		0.16		(0.15)		0.01		—		—		8.92		0.11	13,988	47	1.36		1.36		3.56
12/31/17		8.95		0.25		0.08		0.33		(0.37)		—		8.91		3.78	14,877	90	1.22	(j)	1.46	(j)	2.70
12/31/16		8.99		0.36		0.62		0.98		(1.02)		—		8.95		11.12	97,456	66	1.08		1.33		3.95
12/31/15		9.70		0.37		(0.73)		(0.36)		(0.35)		—		8.99		(3.74)	301,088	60	1.10		1.35		3.86
12/31/14		10.17		0.32		(0.47)		(0.15)		(0.17)		(0.15)		9.70		(1.43)	355,629	94	1.42		1.42		3.10
12/31/13	*	10.00		0.19		(0.02)		0.17		—		—		10.17		1.70	394,352	92	1.42		1.42		2.83

Class I
06/30/18		8.92		0.17		(0.14)		0.03		—		—		8.95		0.34	117,670	47	1.06		1.06		3.88
12/31/17	‡‡	8.81		0.08		0.03		0.11		—		—		8.92		1.25	134,700	90	0.98	(j)	0.99	(j)	3.19

JNL/T. Rowe Price Capital Appreciation Fund(h)
Class A
06/30/18		14.31		0.08		0.26		0.34		—		—		14.65		2.38	2,728,389	37	1.02	(q)	1.02		1.07
12/31/17		12.65		0.12		1.75		1.87		(0.10)		(0.11)		14.31		14.80	2,209,139	67	1.05	(q)	1.05		0.87
12/31/16		11.88		0.15		0.77		0.92		(0.03)		(0.12)		12.65		7.77	1,291,509	62	1.06	(q)	1.06		1.20
12/31/15		11.38		0.10		0.42		0.52		(0.00)	(p)	(0.02)		11.88		4.60	650,959	69	1.03	(q)	1.08		0.87
12/31/14		10.51		0.09		1.13		1.22		(0.06)		(0.29)		11.38		11.63	112,930	82	1.03	(q)	1.17		0.79
12/31/13	*	10.00		0.02		0.52		0.54		(0.03)		(0.00)	(p)	10.51		5.45	39,085	11	1.03		1.16		0.79

Class I
06/30/18		14.32		0.10		0.26		0.36		—		—		14.68		2.51	352,439	37	0.72	(q)	0.72		1.36
12/31/17	‡‡	13.86		0.05		0.41		0.46		—		—		14.32		3.32	353,499	67	0.76	(q)	0.76		1.21

JNL/The Boston Company Equity Income Fund(h)
Class A
06/30/18		17.17		0.13		(0.21)		(0.08)		—		—		17.09		(0.47)	178,945	42	0.91		0.91		1.55
12/31/17		15.38		0.23		2.12		2.35		(0.25)		(0.31)		17.17		15.66	164,350	63	0.93		0.93		1.45
12/31/16		13.70		0.26		2.20		2.46		(0.14)		(0.63)		15.38		18.55	131,631	66	0.92		0.92		1.86
12/31/15		14.36		0.21		(0.44)		(0.23)		(0.07)		(0.36)		13.70		(1.72)	122,699	70	0.94		0.94		1.47
12/31/14		13.38		0.17		1.32		1.49		(0.01)		(0.50)		14.36		11.07	61,463	47	1.02		1.02		1.21
12/31/13		10.70		0.18		3.76		3.94		(0.14)		(1.12)		13.38		36.82	37,852	102	1.02		1.02		1.43

Class I
06/30/18		17.18		0.15		(0.20)		(0.05)		—		—		17.13		(0.29)	548	42	0.61		0.61		1.77
12/31/17	‡‡	15.80		0.04		1.34		1.38		—		—		17.18		8.73	77	63	0.67		0.67		0.83

JNL/The London Company Focused U.S. Equity Fund(h)
Class A
06/30/18		15.04		0.05		0.19		0.24		—		—		15.28		1.60	24,461	12	1.05		1.05		0.71
12/31/17		12.91		0.07		2.15		2.22		(0.09)		—		15.04		17.30	25,281	23	1.07		1.07		0.54
12/31/16		11.13		0.08		1.77		1.85		(0.07)		—		12.91		16.65	165,696	11	1.07		1.07		0.66
12/31/15		11.35		0.09		(0.25)		(0.16)		(0.02)		(0.04)		11.13		(1.42)	148,248	27	1.05		1.09		0.77
12/31/14		10.97		0.07		0.31		0.38		(0.00)	(p)	(0.00)	(p)	11.35		3.52	82,804	14	1.06		1.17		0.66
12/31/13	*	10.00		0.02		0.95		0.97		—		—		10.97		9.70	7,239	3	1.06		1.17		0.52

Class I
06/30/18		15.06		0.08		0.18		0.26		—		—		15.32		1.73	92,032	12	0.75		0.75		1.01
12/31/17	‡‡	13.86		0.03		1.17		1.20		—		—		15.06		8.66	108,212	23	0.81		0.81		0.80

JNL/VanEck International Gold Fund(h)(l)
Class A
06/30/18		10.28		(0.00)		(0.57)		(0.57)		—		—		9.71		(5.54)	53,600	18	1.16		1.16		(0.01)
12/31/17		9.47		(0.05)		1.32		1.27		(0.46)		—		10.28		13.40	60,168	32	1.18		1.18		(0.46)
12/31/16		6.23	(m)	(0.06)	(m)	3.36	(m)	3.30	(m)	(0.06)		—		9.47		53.05	57,574	39	1.17		1.17		(0.58)
12/31/15		8.78	(m)	(0.04)	(m)	(2.27)	(m)	(2.31)	(m)	(0.24)	(m)	—		6.23	(m)	(26.59)	26,796	37	1.22		1.22		(0.45)
12/31/14		9.38	(m)	(0.07)	(m)	(0.50)	(m)	(0.57)	(m)	(0.03)	(m)	—		8.78	(m)	(6.13)	81,447	55	1.27		1.27		(0.62)
12/31/13		18.04	(m)	(0.04)	(m)	(8.60)	(m)	(8.64)	(m)	(0.02)	(m)	—		9.38	(m)	(47.90)	116,757	33	1.29		1.29		(0.31)

Class I
06/30/18		10.29		0.01		(0.57)		(0.56)		—		—		9.73		(5.44)	930	18	0.86		0.86		0.29
12/31/17	‡‡	10.27		(0.01)		0.03		0.02		—		—		10.29		0.19	1,007	32	0.91		0.91		(0.48)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return (%) (d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/WCM Focused International Equity Fund(h)
Class A
06/30/18		14.44	0.06	0.27	0.33	—		—		14.77	2.29	40,384	15	1.13		1.13		0.87
12/31/17		11.01	0.09	3.39	3.48	(0.04)		(0.01)		14.44	31.65	33,381	29	1.14	(j)	1.15	(j)	0.74
12/31/16		11.02	0.05	(0.04)	0.01	(0.01)		(0.01)		11.01	0.12	1,008,629	22	1.17		1.17		0.44
12/31/15		10.42	0.03	0.57	0.60	(0.00)	(p)	—		11.02	5.78	803,784	26	1.18		1.18		0.28
12/31/14		10.52	0.02	(0.12)	(0.10)	—		(0.00)	(p)	10.42	(0.94)	233,928	18	1.25		1.27		0.19
12/31/13	*	10.00	(0.01)	0.53	0.52	—		—		10.52	5.20	8,511	10	1.25		1.27		(0.49)

Class I
06/30/18		14.46	0.08	0.27	0.35	—		—		14.81	2.42	1,491,336	15	0.83		0.83		1.14
12/31/17	‡‡	13.80	0.01	0.65	0.66	—		—		14.46	4.78	1,424,375	29	0.86	(j)	0.87	(j)	0.17

*

Commencement of operations was as follows: April 29, 2013: JNL/BlackRock Global Long Short Credit Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Lazard International Strategic Equity Fund and JNL/PPM America Long Short Credit Fund; September 16, 2013: JNL/AQR Risk Parity Fund, JNL/DoubleLine Total Return Fund, JNL/T.Rowe Price Capital Appreciation Fund, JNL/The London Company Focused U.S.Equity Fund and JNL/WCM Focused International Equity Fund; April 28, 2014: JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund.

‡‡		Effective September 25, 2017, Class I shares were offered by the Fund.
(a)		Annualized for periods less than one year.
(b)		Calculated using the average shares method.
(c)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

(f)

The expenses or expense waivers for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)		Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(h)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(i)		Effective September 25, 2017, JNL Tactical ETF Conservative Fund name was changed to JNL Tactical ETF Moderate Fund.
(j)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(k)		Effective September 25, 2017, JNL Tactical ETF Moderate Fund name was changed to JNL Tactical ETF Moderate Growth Fund.
(l)		Consolidated Financial Statements.
(m)

On May 6, 2016, JNL/AQR Risk Parity Fund effected an 8 for 1 reverse share split and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund and JNL/VanEck

International Gold Fund each effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

(n)		The Net Asset Value for the year ended December 31, 2015 decreased due to significant distributions paid by the Fund.
(o)		The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:
	June 30, 2018 (%)	December 31, 2017 (%)	December 31, 2016 (%)	December 31, 2015 (%)	December 31, 2014 (%)	December 31, 2013 (%)
JNL/BlackRock Global Long Short Credit Fund
Class A – Net expenses / Total Expenses [1,3]	1.27	1.30/1.35	1.32/1.33	1.35	1.43	1.42
Class I [3]	0.97	0.91	N/A	N/A	N/A	N/A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Class A – Net expenses / Total Expenses [2,3]	N/A	1.28/1.31	1.30/1.32	1.36	1.43	1.43
Class I [3]	N/A	1.14	N/A	N/A	N/A	N/A
JNL/Nicholas Convertible Arbitrage Fund
Class A – Net expenses / Total Expenses [1,3]	1.19	1.21/1.23	1.21/1.22	1.25	1.31	1.32
Class I [3]	0.89	0.95	N/A	N/A	N/A	N/A
JNL/PPM America Long Short Credit Fund
Class A – Net expenses / Total Expenses [3]	1.07	1.08/1.32	N/A	N/A	N/A	N/A
Class I – Net expenses / Total Expenses [3]	0.77	0.81/0.82	N/A	N/A	N/A	N/A

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

[1] Effective September 19, 2016, JNL/BlackRock Global Long Short Credit Fund and JNL/Nicholas Convertible Arbitrage Fund voluntarily began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary advisory fee waiver was discontinued.

[2] Effective January 1, 2016, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund voluntarily began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary advisory fee waiver was discontinued.

[3] Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(p)	Amount represents less than $0.005.
(q)

The ratios of net expenses to average net assets for JNL/T.Rowe Price Capital Appreciation Fund includes a reimbursement for advisory fees related to advisory fees earned on an affiliated investment held by the Fund.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

NOTE 1. ORGANIZATION

Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011, as amended and restated April 27, 2015 and amended September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2018 consisted of twenty-eight (28) separate funds. Information in these financial statements pertains to twenty-one (21) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Sub-Advisers are:

Fund:	Sub-Adviser:
JNL Tactical ETF Moderate Fund, JNL Tactical ETF Moderate Growth Fund and JNL Tactical ETF Growth Fund. These Funds are collectively known as "JNL Tactical ETF Funds".	BNY Mellon Asset Management North America Corporation
JNL/AQR Risk Parity Fund	AQR Capital Management, LLC
JNL/BlackRock Global Long Short Credit Fund	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited
JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Total Return Fund	DoubleLine Capital LP
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	Eaton Vance Management
JNL/Epoch Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
JNL/FAMCO Flex Core Covered Call Fund	Ziegler Capital Management, LLC
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Neuberger Berman Currency Fund and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	Neuberger Berman Investment Advisers LLC
JNL/Nicholas Convertible Arbitrage Fund	Nicholas Investment Partners, L.P.
JNL/PIMCO Credit Income Fund	Pacific Investment Management Company LLC
JNL/PPM America Long Short Credit Fund	PPM America, Inc.*
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Associates, Inc.
JNL/The Boston Company Equity Income Fund	The Boston Company Asset Management LLC
JNL/The London Company Focused U.S. Equity Fund	The London Company of Virginia, LLC
JNL/VanEck International Gold Fund	Van Eck Associates Corporation
JNL/WCM Focused International Equity Fund	WCM Investment Management

* PPM America, Inc. is an affiliate of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL Tactical ETF Funds, JNL/AQR Risk Parity Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Neuberger Berman Currency Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, JNL/The London Company Focused U.S. Equity Fund and JNL/VanEck International Gold Fund.

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options, swap and forward volatility agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as deferred foreign capital

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period’s change in deferred foreign capital gains tax liability are recorded in net realized gain (loss) on investments - unaffiliated and net change in unrealized appreciation (depreciation) on investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation. The accompanying financial statements and Schedules of Investments for the Funds in the table below have each been consolidated to include the account of each respective Subsidiary indicated. Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral. Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund.

The Financial Statements and Schedules of Investments for the Funds below have been consolidated to include the account of their respective Subsidiary as of June 30, 2018.

Fund	Subsidiary
JNL/AQR Risk Parity Fund	JNL/AQR Risk Parity Fund Ltd.
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.
JNL/VanEck International Gold Fund	JNL/VanEck International Gold Fund Ltd.

The JNL/AQR Risk Parity Fund and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund file their annual report with the National Futures Association (“NFA”) and no further disclosures are required for the consolidated financial statements for these Funds. Because the JNL/VanEck International Gold Fund is not required to file its annual report with the NFA, additional disclosures related to the subsidiary are reflected in the Schedule of Investments and in the following table (in thousands, where applicable) for this Fund:

		At June 30, 2018			For the period ended June 30, 2018
	Date Subsidiary Established	Subsidiary Net Assets($)	Subsidiary Percentage of Fund Net Assets(%)	Subsidiary Net Unrealized Appreciation (Depreciation)($)	Subsidiary Net Investment Loss($)	Subsidiary Net Realized Gain (Loss)($)	Subsidiary Net Change in Unrealized Appreciation (Depreciation)($)	Subsidiary Net Change in Net Assets From Operations($)
JNL/VanEck International Gold Fund
JNL/Van Eck International Gold Fund Ltd.	April 23, 2013	109	0.20	—	—	—	—	—

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

ASC Topic 820. Funds with certain degrees of borrowing activity, typically through transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncement. In March 2017, FASB issued Accounting Standard Update (“ASU”) 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities. The amendments in this ASU require that certain callable debt securities held at a premium be amortized to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management is currently evaluating the impact that the ASU will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2018 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Tactical ETF Moderate Fund
Assets - Securities
Investment Companies	131,831	—	—	—	131,831
Short Term Investments	32	—	—	7,766	7,798
	131,863	—	—	7,766	139,629
JNL Tactical ETF Moderate Growth Fund
Assets - Securities
Investment Companies	279,673	—	—	—	279,673
Short Term Investments	—	—	—	8,042	8,042
	279,673	—	—	8,042	287,715
JNL Tactical ETF Growth Fund
Assets - Securities
Investment Companies	222,847	—	—	—	222,847
Short Term Investments	—	—	—	15,764	15,764
	222,847	—	—	15,764	238,611
JNL/AQR Risk Parity Fund
Assets - Securities
Government And Agency Obligations	—	13,091	—	—	13,091
Short Term Investments	10,705	5,205	—	—	15,910
	10,705	18,296	—	—	29,001

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/AQR Risk Parity Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	521	—	—	—	521
Open Forward Foreign Currency Contracts	—	98	—	—	98
OTC Total Return Swap Agreements	—	3	—	—	3
	521	101	—	—	622
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(530)	—	—	—	(530)
Open Forward Foreign Currency Contracts	—	(149)	—	—	(149)
OTC Total Return Swap Agreements	—	(22)	—	—	(22)
	(530)	(171)	—	—	(701)
JNL/BlackRock Global Long Short Credit Fund
Assets - Securities
Common Stocks	3,170	396	16	—	3,582
Warrants	—	7	—	—	7
Non-U.S. Government Agency Asset-Backed Securities	—	23,974	—	—	23,974
Corporate Bonds And Notes	—	103,890	—	—	103,890
Senior Loan Interests	—	37,051	683	—	37,734
Government And Agency Obligations	—	12,965	—	—	12,965
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	38,644	—	—	38,644
	3,170	216,927	699	—	220,796
Liabilities - Securities
Corporate Bonds And Notes	—	(25,209)	—	—	(25,209)
Government And Agency Obligations	—	(12,129)	—	—	(12,129)
	—	(37,338)	—	—	(37,338)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6	—	—	—	6
Centrally Cleared Interest Rate Swap Agreements	—	154	—	—	154
Centrally Cleared Credit Default Swap Agreements	—	79	—	—	79
Exchange Traded Purchased Options	643	1	—	—	644
OTC Purchased Options	—	97	—	—	97
Open Forward Foreign Currency Contracts	—	496	—	—	496
OTC Credit Default Swap Agreements	—	361	—	—	361
OTC Contracts for Difference	—	139	—	—	139
OTC Total Return Swap Agreements	—	30	—	—	30
	649	1,357	—	—	2,006
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(91)	—	—	—	(91)
Centrally Cleared Interest Rate Swap Agreements	—	(5)	—	—	(5)
Centrally Cleared Credit Default Swap Agreements	—	(82)	—	—	(82)
Exchange Traded Futures Options	(44)	—	—	—	(44)
Exchange Traded Written Options	(92)	—	—	—	(92)
OTC Written Options	—	(15)	—	—	(15)
Open Forward Foreign Currency Contracts	—	(431)	—	—	(431)
OTC Credit Default Swap Agreements	—	(421)	—	—	(421)
OTC Contracts for Difference	—	(72)	—	—	(72)
OTC Total Return Swap Agreements	—	(10)	—	—	(10)
	(227)	(1,036)	—	—	(1,263)
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	86,751	—	—	—	86,751
Preferred Stocks	13	—	—	—	13
Rights	—	—	1	—	1
Short Term Investments	2,234	—	—	—	2,234
	88,998	—	1	—	88,999
JNL/DoubleLine Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	928,294	2,000	—	930,294
Government And Agency Obligations	—	998,131	—	—	998,131
Short Term Investments	208,725	—	—	—	208,725
	208,725	1,926,425	2,000	—	2,137,150
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Corporate Bonds And Notes	—	8,824	—	—	8,824
Senior Loan Interests	—	—	14,531	—	14,531
Government And Agency Obligations	—	212,246	1,578	—	213,824
Common Stocks	834	26,415	391	—	27,640
Short Term Investments	34,931	64,581	—	—	99,512
	35,765	312,066	16,500	—	364,331

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	443	—	—	—	443
Centrally Cleared Interest Rate Swap Agreements	—	5,038	—	—	5,038
Centrally Cleared Credit Default Swap Agreements	—	1,072	—	—	1,072
OTC Purchased Options	—	5,656	—	—	5,656
Open Forward Foreign Currency Contracts	—	19,968	—	—	19,968
OTC Interest Rate Swap Agreements	—	952	—	—	952
OTC Cross-Currency Swap Agreements	—	410	—	—	410
OTC Credit Default Swap Agreements	—	975	—	—	975
OTC Non-Deliverable Bond Forward Contracts	—	172	—	—	172
	443	34,243	—	—	34,686
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(555)	—	—	—	(555)
Centrally Cleared Interest Rate Swap Agreements	—	(6,337)	—	—	(6,337)
Centrally Cleared Credit Default Swap Agreements	—	(45)	—	—	(45)
Open Forward Foreign Currency Contracts	—	(15,234)	(856)	—	(16,090)
OTC Interest Rate Swap Agreements	—	(189)	—	—	(189)
OTC Credit Default Swap Agreements	—	(3,250)	—	—	(3,250)
OTC Total Return Swap Agreements	—	(62)	—	—	(62)
	(555)	(25,117)	(856)	—	(26,528)
JNL/Epoch Global Shareholder Yield Fund
Assets - Securities
Common Stocks
Australia	—	817	—	—	817
Canada	1,876	—	—	—	1,876
France	—	1,904	—	—	1,904
Germany	—	2,372	—	—	2,372
Italy	—	935	—	—	935
Netherlands	538	403	—	—	941
Norway	—	482	—	—	482
Singapore	—	322	—	—	322
Spain	—	551	—	—	551
Sweden	—	200	—	—	200
Switzerland	—	1,128	—	—	1,128
Taiwan	162	—	—	—	162
United Kingdom	683	3,797	—	—	4,480
United States of America	13,875	—	—	—	13,875
Short Term Investments	645	—	—	292	937
	17,779	12,911	—	292	30,982
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	152,634	—	—	—	152,634
Short Term Investments	1,736	—	—	—	1,736
	154,370	—	—	—	154,370
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(1,524)	(2)	—	—	(1,526)
	(1,524)	(2)	—	—	(1,526)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	8,750	43,696	—	—	52,446
Preferred Stocks	582	—	—	—	582
Short Term Investments	3,671	—	—	—	3,671
	13,003	43,696	—	—	56,699
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	35,074	—	—	35,074
Short Term Investments	8,386	29,460	—	—	37,846
	8,386	64,534	—	—	72,920
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	40,388	—	—	40,388
	—	40,388	—	—	40,388
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(40,605)	—	—	(40,605)
	—	(40,605)	—	—	(40,605)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	38,657	—	—	38,657
Corporate Bonds And Notes	—	110,472	—	—	110,472
Short Term Investments	16,008	1,095	—	—	17,103
	16,008	150,224	—	—	166,232
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	5,092	—	—	—	5,092
	5,092	—	—	—	5,092
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(7,862)	—	—	—	(7,862)
	(7,862)	—	—	—	(7,862)
JNL/Nicholas Convertible Arbitrage Fund
Assets - Securities
Preferred Stocks	3,206	—	—	—	3,206
Corporate Bonds And Notes	—	167,476	—	—	167,476
Short Term Investments	7,403	—	—	—	7,403
	10,609	167,476	—	—	178,085
Liabilities - Securities
Common Stocks	(63,943)	—	—	—	(63,943)
Investment Companies	(3,605)	—	—	—	(3,605)
	(67,548)	—	—	—	(67,548)
JNL/PIMCO Credit Income Fund
Assets - Securities
Trust Preferreds	11	—	—	—	11
Non-U.S. Government Agency Asset-Backed Securities	—	11,599	—	—	11,599
Corporate Bonds And Notes	—	375,260	—	—	375,260
Senior Loan Interests	—	15,983	396	—	16,379
Government And Agency Obligations	—	93,859	—	—	93,859
Preferred Stocks	361	—	—	—	361
Short Term Investments	—	285	—	12,374	12,659
	372	496,986	396	12,374	510,128
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	63	—	—	—	63
Centrally Cleared Interest Rate Swap Agreements	—	168	—	—	168
Centrally Cleared Credit Default Swap Agreements	—	201	—	—	201
OTC Purchased Options	—	109	—	—	109
Open Forward Foreign Currency Contracts	—	592	—	—	592
OTC Credit Default Swap Agreements	—	719	—	—	719
	63	1,789	—	—	1,852
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(94)	—	—	—	(94)
Centrally Cleared Interest Rate Swap Agreements	—	(1,188)	—	—	(1,188)
Centrally Cleared Credit Default Swap Agreements	—	(61)	—	—	(61)
Exchange Traded Written Options	(8)	—	—	—	(8)
OTC Written Options	—	(198)	—	—	(198)
Open Forward Foreign Currency Contracts	—	(923)	—	—	(923)
OTC Interest Rate Swap Agreements	—	(60)	—	—	(60)
OTC Credit Default Swap Agreements	—	(135)	—	—	(135)
	(102)	(2,565)	—	—	(2,667)
JNL/PPM America Long Short Credit Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	13,170	—	—	13,170
Corporate Bonds And Notes	—	84,792	—	—	84,792
Senior Loan Interests	—	25,527	758	—	26,285
Government And Agency Obligations	—	1,056	—	—	1,056
Other Equity Interests	—	—	—	—	—
Common Stocks	761	80	—	—	841
Investment Companies	3,197	—	—	—	3,197
Short Term Investments	5,873	—	—	—	5,873
	9,831	124,625	758	—	135,214
Liabilities - Securities
Corporate Bonds And Notes	—	(6,836)	—	—	(6,836)
	—	(6,836)	—	—	(6,836)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	203	—	—	—	203
OTC Credit Default Swap Agreements	—	86	—	—	86
	203	86	—	—	289
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(13)	—	—	—	(13)
Centrally Cleared Credit Default Swap Agreements	—	(1)	—	—	(1)
OTC Credit Default Swap Agreements	—	(13)	—	—	(13)
	(13)	(14)	—	—	(27)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Trust Preferreds	3,999	—	—	—	3,999
Common Stocks	2,125,246	7,378	—	—	2,132,624
Preferred Stocks	93,708	—	—	—	93,708
Investment Companies	1,174	—	—	—	1,174
Non-U.S. Government Agency Asset-Backed Securities	—	11,135	—	—	11,135
Corporate Bonds And Notes	—	408,884	—	—	408,884
Senior Loan Interests	—	55,812	222	—	56,034
Government And Agency Obligations	—	203,135	—	—	203,135
Short Term Investments	274,719	—	—	—	274,719
	2,498,846	686,344	222	—	3,185,412
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(12,703)	—	—	(12,703)
	—	(12,703)	—	—	(12,703)
JNL/The Boston Company Equity Income Fund
Assets - Securities
Common Stocks	176,429	—	—	—	176,429
Short Term Investments	3,432	—	—	729	4,161
	179,861	—	—	729	180,590
JNL/The London Company Focused U.S. Equity Fund
Assets - Securities
Common Stocks	113,230	—	—	—	113,230
Short Term Investments	3,242	—	—	2,889	6,131
	116,472	—	—	2,889	119,361
JNL/VanEck International Gold Fund
Assets - Securities
Common Stocks	42,811	11,255	284	—	54,350
Rights	—	79	—	—	79
Warrants	3	—	—	—	3
Short Term Investments	198	—	—	1,069	1,267
	43,012	11,334	284	1,069	55,699
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	2	—	—	2
	—	2	—	—	2
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Australia	—	70,395	—	—	70,395
Brazil	21,484	—	—	—	21,484
Canada	139,587	—	—	—	139,587
China	—	48,772	—	—	48,772
Denmark	—	44,395	—	—	44,395
France	—	141,667	—	—	141,667
Germany	—	48,287	—	—	48,287
Hong Kong	—	55,060	—	—	55,060
India	55,827	—	—	—	55,827
Ireland	138,271	—	—	—	138,271
Italy	—	69,223	—	—	69,223
Japan	—	139,904	—	—	139,904
Mexico	38,993	—	—	—	38,993
Netherlands	40,788	—	—	—	40,788
Spain	—	48,466	—	—	48,466
Sweden	—	61,808	—	—	61,808
Switzerland	33,272	49,219	—	—	82,491
Taiwan	49,125	—	—	—	49,125
United Kingdom	—	111,289	—	—	111,289
United States of America	83,705	—	—	—	83,705
Short Term Investments	37,038	—	—	50,208	87,246
	638,090	888,485	—	50,208	1,576,783

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers between Level 1 and Level 2 valuations for the period ended June 30, 2018.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2018:

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Senior Loan Interests	8,299	—	—	(165)	—	—	8,134[3]	(165)
JNL/WCM Focused International Fund
Common Stocks	—	30,837[4]	(30,837)[4]	—	—	—	—	—
Common Stocks	—	—	(38,307)[5]	—	38,307[6]	—	—	—

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2018, other than those noted.

3 The fair value measurement of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund were determined based on discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	644.15 bps

4 During the period, the valuation of the common stocks held in JNL/WCM Focused International Fund were transferred from a Level 2 valuation to a Level 3 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price and considered a Level 3 valuation.

5 During the period, the valuation of the common stocks held in JNL/ WCM Focused International Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using a pricing model and considered a Level 3 valuation.

6  This amount represents value of shares received in a reorganization of common stock held in JNL/WCM Focused International Fund.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. Certain repurchase agreements used to settle short sale transactions have no stated maturity and can be terminated by either party at any time. The Sub-Adviser for JNL/BlackRock Global Long Short Credit Fund deems repurchase agreements with a term greater than 30 days to be illiquid. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements or delivered to the counterparty. In certain repurchase agreements, the Fund takes possession of the underlying debt obligation. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Net interest earned on repurchase agreements is recorded as interest income and net fees paid to the seller are recorded as short holdings borrowing fees. In periods of increased demand for collateral, the Fund may pay a fee for receipt of the collateral, which may result in interest expense to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as payable for reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2018, were as follows: JNL/BlackRock Global Long Short Credit Fund, $23,062 and 2.24%, respectively, for 181 days outstanding; JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, $4,955 and 2.08%, respectively, for 181 days outstanding; and JNL/PIMCO Credit Income Fund, $6,767 and 1.44%, respectively, for 181 days outstanding. The value of reverse repurchase agreements and collateral pledged at June 30, 2018 was as follows:

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Collateral	Counter- party	Interest Rate Expense/ Income[1] (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL/BlackRock Global Long Short Credit Fund
	CenturyLink Inc.	BCL	0.00	Rolling	637	548
	CVS Health Corp.	BCL	2.00	Rolling	274	249
	HSBC Holdings Plc	BCL	2.60	Rolling	301	266
	Altice Financing SA	BNP	2.15	Rolling	774	724
	CenturyLink Inc.	BNP	2.40	Rolling	1,005	933
	CenturyLink Inc.	BNP	2.40	Rolling	832	776
	Italics Merger Sub Inc.	BNP	2.40	Rolling	1,447	1,314
	Syngenta Finance NV	BNP	2.51	Rolling	501	464
	U.S. Treasury Bond	BNP	1.98	07/02/18	2,900	2,942
	U.S. Treasury Bond	BNP	2.32	07/02/18	1,874	1,887
	Xerox Corp.	BNP	2.40	Rolling	1,005	931
	Advanced Micro Devices Inc.	CSI	2.65	Rolling	675	541
	Bombardier Inc.	CSI	2.65	Rolling	939	734
	Bombardier Inc.	CSI	2.70	Rolling	603	465
	Valeant Pharmaceuticals International Inc.	CSI	2.70	Rolling	655	501
	Neptune Finco Corp.	DUB	2.61	Rolling	1,600	1,336
	Prime Security Services Borrower LLC	DUB	2.20	Rolling	1,349	1,155
	U.S. Treasury Bond	DUB	1.95	07/02/18	2,004	2,033
	U.S. Treasury Note	DUB	2.12	07/02/18	1,227	1,233
	U.S. Treasury Note	DUB	2.30	07/02/18	594	596
	Arch Merger Sub Inc.	RBC	2.60	Rolling	980	803
	Broadcom Corp.	RBC	2.09	Rolling	610	586
	Broadcom Corp.	RBC	2.09	Rolling	612	584
	Diamond 1 Finance Corp.	RBC	2.45	Rolling	929	773
	Frontier Communications Corp.	RBC	2.45	Rolling	39	33
	GE Capital International Funding Co.	RBC	2.34	Rolling	1,124	1,058
	Herc Rentals Inc.	RBC	2.20	Rolling	544	457
	Hess Corp.	RBC	2.45	Rolling	551	527
	JPMorgan Chase & Co.	RBC	2.34	Rolling	638	603
	KFC Holding Co.	RBC	2.45	Rolling	879	705
	Kindred Healthcare Inc.	RBC	2.49	Rolling	480	396
	Kroger Co.	RBC	2.09	Rolling	378	376
	L Brands Inc.	RBC	2.60	Rolling	624	513
	Lions Gate Capital Holdings LLC	RBC	2.60	Rolling	542	438
	Mattel Inc.	RBC	2.45	Rolling	913	732
	Mattel Inc.	RBC	2.45	Rolling	826	657
	Mattel Inc.	RBC	2.45	Rolling	774	624
	Mattel Inc.	RBC	2.52	Rolling	835	670
	Northwest Florida Timber Finance LLC	RBC	2.34	Rolling	356	356
	Qorvo Inc.	RBC	2.45	Rolling	979	779
	Qorvo Inc.	RBC	2.48	Rolling	539	448
	QUALCOMM Inc.	RBC	2.34	Rolling	741	708
	Rite Aid Corp.	RBC	2.45	Rolling	1,573	1,279
	Sprint Corp.	RBC	2.60	Rolling	726	590
	Sprint Corp.	RBC	2.60	Rolling	405	333
	Sprint Corp.	RBC	2.60	Rolling	278	229
	Sprint Spectrum Co. LLC	RBC	2.09	Rolling	782	758
	Teva Pharmaceutical Finance III BV	RBC	2.60	Rolling	561	460
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund						36,103
	Australia Government Bond	JPM	2.25	Rolling	1,159	1,099
	Australia Government Bond	JPM	2.25	Rolling	3,451	3,346
JNL/PIMCO Credit Income Fund						4,445
	Cenovus Energy Inc.	BCL	1.20	Rolling	1,058	982
	U.S. Treasury Bond	DUB	2.10	07/11/18	4,109	4,083
	U.S. Treasury Bond	JPM	1.87	07/24/18	1,503	1,504
	U.S. Treasury Note	SGB	2.00	07/05/18	4,176	4,167
	U.S. Treasury Note	SGB	1.95	07/05/18	2,153	2,156
						12,892

1 Interest received is recorded as income to the Fund.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and a Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The JNL/PIMCO Credit Income Fund had treasury roll transactions during the period. The average daily balance (in thousands) and weighted average interest rate for treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2018, were $56,094 and 0.96%, respectively, for 180 days outstanding. At June 30, 2018, JNL/PIMCO Credit Income Fund had $76 of deferred income (in thousands) included in payable for treasury roll transactions on the Statements of Assets and Liabilities. The following table details treasury roll transactions outstanding as of June 30, 2018.

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Credit Income Fund
	U.S. Treasury Obligations	UBS	1.98	07/12/2018	3,696
	U.S. Treasury Obligations	UBS	2.02	07/17/2018	873
	U.S. Treasury Obligations	BNP	2.07	07/16/2018	1,127
	U.S. Treasury Obligations	UBS	2.05	07/31/2018	10,775
					16,471

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments - unaffiliated in the Statements of Operations.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and payable for deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements. Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swap agreements (“swaptions”). An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are illiquid investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Forward Volatility Agreements. Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined on the trade date. At expiration, the amount settled is determined based on the then current spot exchange rates, interest rates, and the relationship between the contract’s strike volatility rate and the current volatility of the underlying exchange rate. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities, currencies and swaps. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement as disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2018. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements. (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2018. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table. (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2018.

JNL/AQR Risk Parity Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices and interest rates, to replicate treasury bond positions and commodities. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominate in foreign currencies. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Risk Parity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	98	—	98
Variation margin on futures/futures options contracts[8]	99	—	39	—	5	143
OTC swap agreements	—	—	3	—	—	3
Total derivative instruments assets	99	—	42	98	5	244
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	149	—	149
Variation margin on futures/futures options contracts[8]	60	—	9	—	9	78
OTC swap agreements	—	—	22	—	—	22
Total derivative instruments liabilities	60	—	31	149	9	249
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(19)	—	(19)
Futures/futures options contracts	440	—	380	—	(755)	65
Swap agreements	—	—	(22)	—	—	(22)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(76)	—	(76)
Futures/futures options contracts	(334)	—	(311)	—	470	(175)
Swap agreements	—	—	(51)	—	—	(51)

JNL/AQR Risk Parity Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	3	(3)	—	—	—	—
CIT	98	(98)	—	—	—	—
Derivatives eligible for offset	101	(101)	—	—
Derivatives not eligible for offset	143				—	—
	244
Derivative Liabilities by Counterparty*
BOA	16	(3)	(13)	—	110	—
CIT	149	(98)	(51)	—	264	—
GSC	6	—	—	6	—	—
Derivatives eligible for offset	171	(101)	(64)	6

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivatives not eligible for offset	78				1,370	—
	249

JNL/AQR Risk Parity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	56,959	19,903	—	—	—	2,173

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/BlackRock Global Long Short Credit Fund Derivative Strategies - The Fund entered into option contracts as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a means of risk management and/or hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices and interest rates. The Fund entered into forward foreign currency contracts as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration and to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement (2) to hedge the underlying exposure to the cash bonds. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities.

JNL/BlackRock Global Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Purchased options, at value	—	176	519	—	46	741
Forward foreign currency contracts	—	—	—	496	—	496
Variation margin on futures/futures options contracts[8]	—	—	7	—	3	10
Variation margin on swap agreements[8]	—	21	—	—	1	22
OTC swap agreements	—	401	129	—	—	530
OTC swap premiums paid	—	999	—	—	—	999
Total derivative instruments assets	—	1,597	655	496	50	2,798
Derivative instruments liabilities:
Written options, at value	—	18	89	—	—	107
Forward foreign currency contracts	—	—	—	431	—	431
Variation margin on futures/futures options contracts[8]	—	—	5	—	5	10
Variation margin on swap agreements[8]	—	24	—	—	—	24
OTC swap agreements	—	423	80	—	—	503
OTC swap premiums received	—	1,349	—	—	—	1,349
Total derivative instruments liabilities	—	1,814	174	431	5	2,424
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	(259)	(407)	—	97	(569)
Written option contracts	—	74	89	—	(5)	158
Forward foreign currency contracts	—	—	—	1,393	—	1,393
Futures/futures options contracts	28	—	(47)	—	166	147
Swap agreements	—	(640)	(727)	—	561	(806)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	20	(13)	—	(35)	(28)
Written options	—	1	23	—	—	24
Forward foreign currency contracts	—	—	—	529	—	529
Futures/futures options contracts	—	—	20	—	(252)	(232)
Swap agreements	—	715	226	—	8	949

JNL/BlackRock Global Long Short Credit Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	53	(35)	(18)	—	20	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
BNP	39	(39)	—	—	—	—
BOA	2	—	—	2	—	—
CCI	12	(12)	—	—	—	—
CGM	5	—	—	5	—	—
CIT	166	(77)	(50)	39	50	—
CSI	47	(43)	—	4	—	—
DUB	293	(278)	(15)	—	20	259
GSC	222	(94)	(40)	88	40	—
JPM	86	(86)	—	—	—	—
MLP	139	(72)	—	67	—	—
MSC	59	(59)	—	—	—	—
Derivatives eligible for offset	1,123	(795)	(123)	205
Derivatives not eligible for offset	1,675				—	—
	2,798
Derivative Liabilities by Counterparty*
BCL	35	(35)	—	—	—	—
BNP	44	(39)	—	5	—	—
CCI	50	(12)	—	38	—	—
CIT	77	(77)	—	—	—	—
CSI	43	(43)	—	—	80	—
DUB	278	(278)	—	—	—	—
GSC	94	(94)	—	—	—	—
JPM	170	(86)	(84)	—	150	—
MLP	72	(72)	—	—	420	—
MSC	86	(59)	—	27	—	—
Derivatives eligible for offset	949	(795)	(84)	70
Derivatives not eligible for offset	1,475				626	—
	2,424

JNL/BlackRock Global Long Short Credit Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	710	16,409	208,266	11,502	—	81,320	9,963	6,255

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in foreign currencies and securities prices and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices, interest rates and currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates and to obtain interest rate and yield curve exposure. The Fund entered into currency and cross-currency swap agreements as a means of risk management and/or hedging and to obtain directional exposure to currencies. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into forward volatility agreements to take a position on expectations of volatility of a reference entity. The Fund entered into non-deliverable bond forward contracts to obtain exposure to or hedge changes in interest rates.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Purchased options, at value	—	—	703	3,670	1,283	5,656
Forward foreign currency contracts	—	—	—	19,968	—	19,968
Variation margin on futures/futures options contracts[8]	—	—	—	—	22	22
Variation margin on swap agreements[8]	—	35	—	—	385	420
OTC swap agreements	—	975	—	410	1,124	2,509
OTC swap premiums paid	—	6,222	—	—	—	6,222
Total derivative instruments assets	—	7,232	703	24,048	2,814	34,797
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	16,090	—	16,090
Variation margin on futures/futures options contracts[8]	—	—	18	—	59	77
Variation margin on swap agreements[8]	—	151	—	—	345	496
OTC swap agreements	—	3,250	62	—	189	3,501
OTC swap premiums received	—	3,314	—	—	—	3,314
Total derivative instruments liabilities	—	6,715	80	16,090	593	23,478
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	—	—	(1,302)	(173)	(1,475)
Written option contracts	—	—	—	605	—	605
Forward foreign currency contracts	—	—	—	(7,605)	—	(7,605)
Futures/futures options contracts	—	—	(270)	—	(102)	(372)
Swap agreements	—	(3,034)	(42)	(222)	(5,690)	(8,988)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(164)	1,789	(137)	1,488
Written options	—	—	—	(602)	—	(602)
Forward foreign currency contracts	—	—	—	8,306	—	8,306
Futures/futures options contracts	—	—	60	—	(151)	(91)
Swap agreements	—	1,748	(62)	1,344	4,348	7,378

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	1,737	(1,737)	—	—	—	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
BOA	2,443	(415)	(1,250)	778	1,250	—
CGM	365	(40)	—	325	—	—
CIT	2,007	(1,833)	—	174	—	—
DUB	2,695	(2,668)	(27)	—	330	—
GSC	9,070	(6,234)	(2,836)	—	—	6,197
JPM	2,987	(2,070)	(917)	—	1,715	—
SCB	6,829	(3,064)	(3,765)	—	4,351	—
Derivatives eligible for offset	28,133	(18,061)	(8,795)	1,277
Derivatives not eligible for offset	6,664				—	—
	34,797
Derivative Liabilities by Counterparty*
BNP	3,266	(1,737)	(1,529)	—	—	3,008
BOA	415	(415)	—	—	—	—
CGM	40	(40)	—	—	—	—
CIT	1,833	(1,833)	—	—	—	564
DUB	2,668	(2,668)	—	—	—	—
GSC	6,234	(6,234)	—	—	—	—
JPM	2,070	(2,070)	—	—	—	—
LVS	1	—	—	1	—	—
MSC	—	—	—	—	—	130
SCB	3,064	(3,064)	—	—	—	—
Derivatives eligible for offset	19,591	(18,061)	(1,529)	1
Derivatives not eligible for offset	3,887				5,546	673
	23,478

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Forward Volatility Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Non-Deliverable Bond Forward Contracts ($)
Average monthly volume	3,584	312,950	1,104,226	934,659	71,722	264,496	2,300	415	7,733

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/PIMCO Credit Income Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in interest rates and inflation and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Credit Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Purchased options, at value	—	—	—	—	109	109
Forward foreign currency contracts	—	—	—	592	—	592
Variation margin on swap agreements[8]	—	7	—	—	56	63
OTC swap agreements	—	719	—	—	—	719
OTC swap premiums paid	—	160	—	—	—	160
Total derivative instruments assets	—	886	—	592	165	1,643
Derivative instruments liabilities:
Written options, at value	—	—	—	—	206	206
Forward foreign currency contracts	—	—	—	923	—	923
Variation margin on futures/futures options contracts[8]	—	—	—	—	9	9
Variation margin on swap agreements[8]	—	—	—	—	48	48
OTC swap agreements	—	135	—	—	60	195
OTC swap premiums received	—	1,109	—	—	—	1,109
Total derivative instruments liabilities	—	1,244	—	923	323	2,490
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	16	16
Written option contracts	—	—	—	23	126	149
Forward foreign currency contracts	—	—	—	(48)	—	(48)
Futures/futures options contracts	—	—	—	—	(640)	(640)
Swap agreements	—	666	—	—	(66)	600
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(14)	(14)
Written options	—	—	—	2	(94)	(92)
Forward foreign currency contracts	—	—	—	298	—	298
Futures/futures options contracts	—	—	—	—	(50)	(50)
Swap agreements	—	(580)	—	—	(454)	(1,034)

JNL/PIMCO Credit Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	104	(44)	—	60	—	—
BNP	336	(259)	—	77	—	—
BOA	102	(61)	—	41	—	—
CGM	79	(6)	—	73	—	—
CIT	17	(17)	—	—	—	—
CSI	27	—	—	27	—	—
DUB	92	(92)	—	—	80	—
GSC	408	(221)	—	187	—	—
JPM	86	(86)	—	—	—	—
MSC	121	(73)	—	48	—	—
SCB	5	(5)	—	—	—	—
UBS	43	(14)	—	29	—	—
Derivatives eligible for offset	1,420	(878)	—	542
Derivatives not eligible for offset	223				—	—
	1,643
Derivative Liabilities by Counterparty*
ANZ	22	—	—	22	—	—
BCL	44	(44)	—	—	—	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
BNP	259	(259)	—	—	—	293
BOA	61	(61)	—	—	—	—
CGM	6	(6)	—	—	—	—
CIT	181	(17)	(164)	—	—	262
DUB	182	(92)	—	90	—	—
GSC	221	(221)	—	—	—	251
JPM	229	(86)	—	143	—	—
MSC	73	(73)	—	—	—	215
SCB	24	(5)	—	19	—	—
UBS	14	(14)	—	—	—	—
Derivatives eligible for offset	1,316	(878)	(164)	274
Derivatives not eligible for offset	1,174				2,179	6,454
	2,490

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BNP	1,578	(1,523)	—	55	—	—
CSI	9,939	(9,897)	—	42	—	—
JPM	4,876	(4,831)	—	45	—	—
MLP	12,260	(12,202)	—	58	—	—
UBS	15,500	(15,345)	—	155	—	—
	44,153	(43,798)	—	355

Master Forward Agreement Transaction Liabilities by Counterparty*
BNP	1,523	(1,523)	—	—	—	—
CSI	9,897	(9,897)	—	—	—	—
JPM	4,831	(4,831)	—	—	—	—
MLP	12,202	(12,202)	—	—	—	—
UBS	15,345	(15,345)	—	—	—	—
	43,798	(43,798)	—	—

JNL/PIMCO Credit Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	886	44,367	111,569	54,297	—	74,041	231

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/PPM America Long Short Credit Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge foreign currency rates and changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to manage credit exposure.

JNL/PPM America Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Variation margin on futures/futures options contracts[8]	—	—	—	—	6	6
OTC swap agreements	—	86	—	—	—	86
OTC swap premiums paid	—	270	—	—	—	270
Total derivative instruments assets	—	356	—	—	6	362
Derivative instruments liabilities:
Variation margin on futures/futures options contracts[8]	—	—	—	3	—	3
Variation margin on swap agreements[8]	—	2	—	—	—	2
OTC swap agreements	—	13	—	—	—	13
OTC swap premiums received	—	354	—	—	—	354
Total derivative instruments liabilities	—	369	—	3	—	372
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	(15)	1,433	1,418
Swap agreements	—	(94)	—	—	—	(94)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	19	(129)	(110)
Swap agreements	—	185	—	—	—	185

JNL/PPM America Long Short Credit Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	50	—	—	50	—	—
JPM	36	(13)	—	23	—	—
Derivatives eligible for offset	86	(13)	—	73
Derivatives not eligible for offset	276				—	—
	362
Derivative Liabilities by Counterparty*
JPM	13	(13)	—	—	—	—
Derivatives eligible for offset	13	(13)	—	—
Derivatives not eligible for offset	359				603	—
	372

JNL/PPM America Long Short Credit Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	67,990	—	—	—	28,143	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into option contracts to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Derivative instruments liabilities:
Written options, at value	—	—	12,703	—	—	12,703
Total derivative instruments liabilities	—	—	12,703	—	—	12,703
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	—	2,330	—	—	2,330
Written option contracts	—	—	448	—	—	448
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(1,346)	—	—	(1,346)
Written options	—	—	8,616	—	—	8,616

JNL/T.Rowe Price Capital Appreciation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Liabilities by Counterparty*
BOA	2	—	—	2	—	—
CGM	5,799	—	—	5,799	—	—
CSI	2,269	—	—	2,269	—	—
DUB	439	—	—	439	—	—
GSC	1,965	—	—	1,965	—	—
JPM	1,807	—	—	1,807	—	—
MLP	162	—	—	162	—	—
RBC	260	—	—	260	—	—
Derivatives eligible for offset	12,703	—	—	12,703
Derivatives not eligible for offset	—				—	—
	12,703

JNL/T.Rowe Price Capital Appreciation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	7,842	—	478	—	—	—	—

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Neuberger Berman Currency Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	2,416	(2,416)	—	—	—	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
GSC	5,294	(5,294)	—	—	—	—
JPM	3,824	(3,824)	—	—	—	—
RBC	3,056	(3,056)	—	—	—	—
SCB	2,233	(1,895)	(338)	—	350	—
SGB	8,399	(6,744)	(1,280)	375	1,280	—
SSB	15,166	(8,561)	(6,605)	—	—	7,082
Derivatives eligible for offset	40,388	(31,790)	(8,223)	375
Derivatives not eligible for offset	—				—	—
	40,388
Derivative Liabilities by Counterparty*
CIT	3,449	(2,416)	(1,033)	—	1,180	—
GSC	6,900	(5,294)	(1,220)	386	1,220	—
JPM	5,134	(3,824)	(1,310)	—	1,550	—
RBC	7,922	(3,056)	(4,640)	226	4,640	—
SCB	1,895	(1,895)	—	—	—	—
SGB	6,744	(6,744)	—	—	—	—
SSB	8,561	(8,561)	—	—	—	—
Derivatives eligible for offset	40,605	(31,790)	(8,203)	612
Derivatives not eligible for offset	—				—	—
	40,605

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2018, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2018, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 77 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: JNL/FAMCO Flex Core Covered Call Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy. JNL/Epoch Global Shareholder Yield Fund, JNL/Lazard International Strategic Equity Fund, JNL/VanEck International Gold Fund and JNL/WCM Focused International Equity Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contract’s trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. JNL/Neuberger Berman Currency Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy. JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund entered into futures contracts as a substitute for investment in physical securities and as an efficient means of obtaining exposure to certain markets as part of its investment strategy.

The derivative instruments outstanding as of June 30, 2018, as disclosed in the Schedules of Investments, and the amounts of realized and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2018, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
JNL/Epoch Global Shareholder Yield Fund	—	—	48
JNL/FAMCO Flex Core Covered Call Fund	2,824	—	—
JNL/Lazard International Strategic Equity Fund	—	—	386
JNL/Neuberger Berman Currency Fund	—	—	1,578,785
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	124,782	—
JNL/VanEck International Gold Fund	—	—	73
JNL/WCM Focused International Equity Fund	—	—	8,284

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2018 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

		Futures Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	GSC	7,603	1,095

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL/Nicholas Convertible Arbitrage Fund	UBS	58,700	53,131
JNL/PPM America Long Short Credit Fund	SSB	—	10,363

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (b-billions)				Administrative Fee (b-billions)
	$0 to $1b %	$1b to $3b %	$3b to $5b %	Over $5b %	$0 to $3b %	Over $3b %
JNL Tactical ETF Moderate Fund	0.20	0.15	0.14	0.13	0.15	0.13
JNL Tactical ETF Moderate Growth Fund	0.20	0.15	0.14	0.13	0.15	0.13
JNL Tactical ETF Growth Fund	0.20	0.15	0.14	0.13	0.15	0.13
JNL/AQR Risk Parity Fund	0.65	0.60	0.59	0.58	0.15	0.13
JNL/BlackRock Global Long Short Credit Fund	0.80	0.75	0.74	0.73	0.15	0.13
JNL/DFA U.S. Small Cap Fund	0.60	0.55	0.54	0.53	0.15	0.13
JNL/DoubleLine Total Return Fund	0.45	0.40	0.39	0.38	0.10	0.08
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund[1]	0.80 – 0.75	0.725	0.715	0.705	0.15	0.13
JNL/Epoch Global Shareholder Yield Fund[2]	0.575	0.55	0.54	0.53	0.15	0.13

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Advisory Fee (b-billions)				Administrative Fee (b-billions)
	$0 to $1b %	$1b to $3b %	$3b to $5b %	Over $5b %	$0 to $3b %	Over $3b %
JNL/FAMCO Flex Core Covered Call Fund	0.50	0.45	0.44	0.43	0.15	0.13
JNL/Lazard International Strategic Equity Fund	0.70	0.65	0.64	0.63	0.15	0.13
JNL/Neuberger Berman Currency Fund[2]	0.55	0.50	0.49	0.48	0.15	0.13
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund[3]	0.45	0.40	0.39	0.38	0.15	0.13
JNL/Nicholas Convertible Arbitrage Fund	0.725	0.70	0.69	0.68	0.15	0.13
JNL/PIMCO Credit Income Fund	0.35	0.30	0.29	0.28	0.10	0.08
JNL/PPM America Long Short Credit Fund	0.60	0.55	0.54	0.53	0.15	0.13
JNL/T. Rowe Price Capital Appreciation Fund[5]	0.575 – 0.55	0.55 – 0.53	0.52	0.51	0.15	0.13
JNL/The Boston Company Equity Income Fund	0.45	0.40	0.39	0.38	0.15	0.13
JNL/The London Company Focused U.S. Equity Fund[6]	0.575 – 0.55	0.50	0.49	0.48	0.15	0.13
JNL/VanEck International Gold Fund	0.70	0.65	0.64	0.63	0.15	0.13
JNL/WCM Focused International Equity Fund	0.70 – 0.65	0.65	0.64	0.63	0.15	0.13

1 Prior to April 30, 2018, for advisory fees, the range from $0 - $1 billion was 0.85 – 0.75%, the range from $1 - $3 billion was 0.725%, the range from $3 - $5 billion was 0.715% and over $5 billion was 0.705%.

2 Prior to April 30, 2018, for advisory fees, the range from $0 - $1 billion was 0.60%, the range from $1 - $3 billion was 0.55%, the range from $3 - $5 billion was 0.54% and over $5 billion was 0.53%.

3 Prior to April 30, 2018, for advisory fees, the range from $0 - $1 billion was 0.60%, the range from $1 - $3 billion was 0.55%, the range from $3 - $5 billion was 0.54% and over $5 billion was 0.53%.

4 Prior to April 30, 2018, for advisory fees, the range from $0 - $1 billion was 0.50%, the range from $1 - $3 billion was 0.45%, the range from $3 - $5 billion was 0.44% and over $5 billion was 0.43%.

5 Prior to April 30, 2018, for advisory fees, the range from $0 - $1 billion was 0.60%, the range from $1 - $3 billion was 0.55%, the range from $3 - $5 billion was 0.54% and over $5 billion was 0.53%.

6 Prior to April 30, 2018, for advisory fees, the range from $0 - $1 billion was 0.60%, the range from $1 - $3 billion was 0.55%, the range from $3 - $5 billion was 0.54% and over $5 billion was 0.53%.

Advisory Fee Waivers. Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/T. Rowe Price Capital Appreciation Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Administrative Fee Waivers. Pursuant to a contractual waiver, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Small Cap Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Fund is recorded as expense waiver in the Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions. During the period ended June 30, 2018, the following Fund paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/The Boston Company Equity Income Fund $1.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of trustees fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are Funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. There were no 17a-7 transactions that were deemed significant by the Adviser during the period ended June 30, 2018.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Share Transactions. On September 25, 2017, JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund was sold from Class A shares and purchased into Class I shares. Proceeds from the sale of shares, cost of shares redeemed, shares sold and shares redeemed in the Statements of Changes in Net Assets includes the simultaneous redemption of Class A shares and purchase of Class I shares as follows:

	Cost of shares redeemed($)	Shares redeemed	Proceeds from the sale of shares($)	Shares sold
JNL/BlackRock Global Long Short Credit Fund	(117,083)	(12,209)	117,083	12,209
JNL/DFA U.S. Small Cap Fund	(58,292)	(6,016)	58,292	6,016
JNL/DoubleLine Total Return Fund	(1,511,105)	(139,659)	1,511,105	139,659
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	(358,854)	(37,264)	358,854	37,264
JNL/Epoch Global Shareholder Yield Fund	(10,311)	(844)	10,311	844
JNL/FAMCO Flex Core Covered Call Fund	(2,023)	(169)	2,023	169
JNL/Neuberger Berman Currency Fund	(77,452)	(7,761)	77,452	7,761
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	(1,160)	(109)	1,160	109
JNL/Nicholas Convertible Arbitrage Fund	(115,949)	(11,503)	115,949	11,503
JNL/PIMCO Credit Income Fund	(200,200)	(17,185)	200,200	17,185
JNL/PPM America Long Short Credit Fund	(135,959)	(15,432)	135,959	15,432
JNL/T. Rowe Price Capital Appreciation Fund	(340,770)	(24,587)	340,770	24,587
JNL/The London Company Focused U.S. Equity Fund	(108,262)	(7,811)	108,262	7,811
JNL/VanEck International Gold Fund	(960)	(93)	960	93
JNL/WCM Focused International Equity Fund	(1,308,048)	(94,786)	1,308,048	94,786

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 1, 2018, JNL Tactical ETF Funds were removed from the SCA. Also effective June 1, 2018, the Participating Funds may borrow up to $675,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 1, 2018, the amount available under the facility was $600,000,000. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. Effective June 1, 2018, these fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 1, 2018, the fees were allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. INCOME TAX MATTERS

Each Fund is a separate tax payer for federal income tax purposes. Each Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Internal Revenue Code of 1986 and each CFC's taxable income is calculated separately from the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trusts ("REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2017, the Funds' last fiscal year end, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/BlackRock Global Long Short Credit Fund	—	—	8,578	15,067	23,645
JNL/DoubleLine Total Return Fund	—	—	13,541	—	13,541
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	—	—	6,176	6,176
JNL/Epoch Global Shareholder Yield Fund	—	—	2,180	—	2,180
JNL/Lazard International Strategic Equity Fund	—	—	1,830	—	1,830
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	—	38	54	92
JNL/Nicholas Convertible Arbitrage Fund	—	—	15,215	6,712	21,927
JNL/PPM America Long Short Credit Fund	—	—	1,437	32,086	33,523
JNL/VanEck International Gold Fund	—	—	16,476	51,196	67,672

As of June 30, 2018, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Tactical ETF Moderate Fund	132,002	9,526	(1,899)	7,627
JNL Tactical ETF Moderate Growth Fund	261,115	29,403	(2,803)	26,600
JNL Tactical ETF Growth Fund	211,167	28,795	(1,351)	27,444
JNL/AQR Risk Parity Fund	29,050	221	(270)	(49)
JNL/BlackRock Global Long Short Credit Fund
Long Investments	227,957	1,717	(8,878)	(7,161)
Short Investments	37,795	679	(222)	457
JNL/DFA U.S. Small Cap Fund	74,996	19,746	(5,743)	14,003
JNL/DoubleLine Total Return Fund	2,151,610	30,694	(45,154)	(14,460)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	362,557	17,600	(15,826)	1,774
JNL/Epoch Global Shareholder Yield Fund	30,631	1,992	(1,641)	351
JNL/FAMCO Flex Core Covered Call Fund	140,572	19,935	(6,137)	13,798
JNL/Lazard International Strategic Equity Fund	49,558	8,729	(1,588)	7,141
JNL/Neuberger Berman Currency Fund	72,936	1	(17)	(16)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	166,268	50	(86)	(36)
JNL/Nicholas Convertible Arbitrage Fund
Long Investments	173,745	7,806	(3,466)	4,340
Short Investments	61,940	2,886	(8,494)	(5,608)
JNL/PIMCO Credit Income Fund	525,126	3,157	(18,155)	(14,998)
JNL/PPM America Long Short Credit Fund
Long Investments	136,936	1,252	(2,974)	(1,722)
Short Investments	7,060	234	(10)	224
JNL/T. Rowe Price Capital Appreciation Fund	2,994,041	241,302	(49,931)	191,371
JNL/The Boston Company Equity Income Fund	169,021	17,499	(5,930)	11,569
JNL/The London Company Focused U.S. Equity Fund	94,534	26,838	(2,011)	24,827
JNL/VanEck International Gold Fund	59,812	2,244	(6,357)	(4,113)
JNL/WCM Focused International Equity Fund	1,289,803	316,668	(29,688)	286,980

As of June 30, 2018, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/AQR Risk Parity Fund
Futures/Futures Options Contracts	93	428	(530)	(102)
Forward Foreign Currency Contracts	(51)	—	—	—
Swap Agreements	1,941	3	(39)	(36)
JNL/BlackRock Global Long Short Credit Fund
Futures/Futures Options Contracts	(85)	6	(50)	(44)
Forward Foreign Currency Contracts	65	—	—	—
Swap Agreements	(772)	11,483	(11,453)	30
Purchased Options	806	101	(166)	(65)
Written Options	(130)	31	(8)	23
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Futures/Futures Options Contracts	(112)	—	—	—
Forward Foreign Currency Contracts	5,914	14,054	(16,090)	(2,036)
Swap Agreements	3,465	12,189	(12,204)	(15)
Purchased Options	6,001	963	(1,308)	(345)
JNL/Epoch Global Shareholder Yield Fund
Forward Foreign Currency Contracts	—	—	—	—
JNL/FAMCO Flex Core Covered Call Fund
Written Options	(2,682)	1,447	(291)	1,156
JNL/Lazard International Strategic Equity Fund
Forward Foreign Currency Contracts	—	—	—	—
JNL/Neuberger Berman Currency Fund
Forward Foreign Currency Contracts	(217)	—	—	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Futures/Futures Options Contracts	—	5,092	(7,862)	(2,770)
JNL/PIMCO Credit Income Fund
Futures/Futures Options Contracts	(31)	—	—	—
Forward Foreign Currency Contracts	(239)	592	(684)	(92)
Swap Agreements	(134)	962	(1,402)	(440)
Purchased Options	427	—	(318)	(318)
Written Options	(440)	262	(28)	234
JNL/PPM America Long Short Credit Fund
Futures/Futures Options Contracts	190	—	—	—
Swap Agreements	(190)	85	(14)	71
JNL/T. Rowe Price Capital Appreciation Fund
Written Options	(10,326)	1,847	(4,224)	(2,377)
JNL/VanEck International Gold Fund
Forward Foreign Currency Contracts	2	—	—	—

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2017 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL Tactical ETF Moderate Fund	1,818	—
JNL Tactical ETF Moderate Growth Fund	3,886	—
JNL Tactical ETF Growth Fund	2,595	—
JNL/AQR Risk Parity Fund	1,673	653
JNL/BlackRock Global Long Short Credit Fund	3,023	—
JNL/DFA U.S. Small Cap Fund	1,133	2,952
JNL/DoubleLine Total Return Fund	66,372	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	14,261	—
JNL/Epoch Global Shareholder Yield Fund	2,971	—
JNL/FAMCO Flex Core Covered Call Fund	4,746	509
JNL/Lazard International Strategic Equity Fund	1,201	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,775	—
JNL/Nicholas Convertible Arbitrage Fund	9,877	—
JNL/PIMCO Credit Income Fund	10,534	—
JNL/PPM America Long Short Credit Fund	6,255	—
JNL/T. Rowe Price Capital Appreciation Fund	24,107	7,101
JNL/The Boston Company Equity Income Fund	2,750	2,168
JNL/The London Company Focused U.S. Equity Fund	1,027	—
JNL/VanEck International Gold Fund	2,740	—
JNL/WCM Focused International Equity Fund	3,902	986

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2014, 2015, 2016 and 2017, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2018.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

Fund Name Changes. Effective August 13, 2018, the names changed for the following Funds:

Existing Fund Name	Effective August 13, 2018 Fund Name:
JNL Tactical ETF Moderate Fund	JNL iShares Tactical Moderate Fund
JNL Tactical ETF Moderate Growth Fund	JNL iShares Tactical Moderate Growth Fund
JNL Tactical ETF Growth Fund	JNL iShares Tactical Growth Fund
JNL/PIMCO Credit Income Fund	JNL/PIMCO Investment Grade Corporate Bond Fund

Securities Lending. Effective August 13, 2018, Funds participating in the securities lending program began investing cash collateral received in JNL Securities Lending Collateral Fund, a new series of the JNL Investors Series Trust and an affiliate of the Funds’ Adviser.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to financial statements.

Jackson Variable Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2018

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL Tactical ETF Moderate Fund
Class A	0.66	1,000.00	995.90	3.27	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	997.60	1.78	1,000.00	1,023.01	1.81
JNL Tactical ETF Moderate Growth Fund
Class A	0.66	1,000.00	997.80	3.27	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	1,000.00	1.79	1,000.00	1,023.01	1.81
JNL Tactical ETF Growth Fund
Class A	0.66	1,000.00	1,001.40	3.28	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	1,002.80	1.79	1,000.00	1,023.01	1.81
JNL/AQR Risk Parity Fund
Class A	1.11	1,000.00	988.00	5.47	1,000.00	1,019.29	5.56
Class I	0.70	1,000.00	989.50	3.45	1,000.00	1,021.32	3.51
JNL/BlackRock Global Long Short Credit Fund
Class A	2.47	1,000.00	996.90	12.23	1,000.00	1,012.55	12.33
Class I	2.17	1,000.00	997.90	10.75	1,000.00	1,014.03	10.84
JNL/DFA U.S. Small Cap Fund
Class A	1.06	1,000.00	1,051.30	5.39	1,000.00	1,019.54	5.31
Class I	0.71	1,000.00	1,053.20	3.61	1,000.00	1,021.27	3.56
JNL/DoubleLine Total Return Fund
Class A	0.83	1,000.00	999.10	4.11	1,000.00	1,020.68	4.16
Class I	0.53	1,000.00	1,000.90	2.63	1,000.00	1,022.17	2.66
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Class A	1.30	1,000.00	976.60	6.37	1,000.00	1,018.35	6.51
Class I	1.00	1,000.00	976.60	4.90	1,000.00	1,019.84	5.01
JNL/Epoch Global Shareholder Yield Fund
Class A	1.05	1,000.00	954.00	5.09	1,000.00	1,019.59	5.26
Class I	0.75	1,000.00	994.50	3.71	1,000.00	1,021.08	3.76
JNL/FAMCO Flex Core Covered Call Fund
Class A	0.96	1,000.00	976.00	4.70	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	977.60	3.24	1,000.00	1,021.52	3.31
JNL/Lazard International Strategic Equity Fund
Class A	1.16	1,000.00	1,013.50	5.79	1,000.00	1,019.04	5.81
Class I	0.86	1,000.00	1,015.00	4.30	1,000.00	1,020.53	4.31
JNL/Neuberger Berman Currency Fund
Class A	1.04	1,000.00	1,013.00	5.19	1,000.00	1,019.64	5.21
Class I	0.74	1,000.00	1,013.00	3.69	1,000.00	1,021.12	3.71
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Class A	0.94	1,000.00	1,027.60	4.73	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	1,030.20	3.22	1,000.00	1,021.62	3.21
JNL/Nicholas Convertible Arbitrage Fund
Class A	1.34	1,000.00	1,011.80	6.68	1,000.00	1,018.15	6.71
Class I	1.04	1,000.00	1,013.80	5.19	1,000.00	1,019.64	5.21

Jackson Variable Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2018

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/PIMCO Credit Income Fund
Class A	0.89	1,000.00	968.40	4.34	1,000.00	1,020.38	4.46
Class I	0.59	1,000.00	969.30	2.88	1,000.00	1,021.87	2.96
JNL/PPM America Long Short Credit Fund
Class A	1.36	1,000.00	1,001.10	6.75	1,000.00	1,018.05	6.80
Class I	1.06	1,000.00	1,003.40	5.27	1,000.00	1,019.54	5.31
JNL/T. Rowe Price Capital Appreciation Fund
Class A	1.02	1,000.00	1,023.80	5.12	1,000.00	1,019.74	5.11
Class I	0.72	1,000.00	1,025.10	3.62	1,000.00	1,021.22	3.61
JNL/The Boston Company Equity Income Fund
Class A	0.91	1,000.00	995.30	4.50	1,000.00	1,020.28	4.56
Class I	0.61	1,000.00	997.10	3.02	1,000.00	1,021.77	3.06
JNL/The London Company Focused U.S. Equity Fund
Class A	1.05	1,000.00	1,016.00	5.25	1,000.00	1,019.59	5.26
Class I	0.75	1,000.00	1,017.30	3.75	1,000.00	1,021.08	3.76
JNL/VanEck International Gold Fund
Class A	1.16	1,000.00	944.60	5.59	1,000.00	1,019.04	5.81
Class I	0.86	1,000.00	945.60	4.15	1,000.00	1,020.53	4.31
JNL/WCM Focused International Equity Fund
Class A	1.13	1,000.00	1,022.90	5.67	1,000.00	1,019.19	5.66
Class I	0.83	1,000.00	1,024.20	4.17	1,000.00	1,020.68	4.16

‡ The expenses or expense waivers for the Funds’ Class I shares was $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for the Funds' Class I shares was $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net expenses during the period for Class I shares can be less than or more than the anticipated ratios of net expenses to average net assets depending on the net assets that Class I shares acquired during the period.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center) (2) by writing the Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Supplement Dated June 6, 2018

To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund” for the JNL/PPM America Long Short Credit Fund under “Portfolio Management,” please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony Balestrieri	April 2013	Executive Vice President, Chief Investment Officer-Total Return and Portfolio Manager, PPM
Michael T. Kennedy, CFA	April 2013	Senior Managing Director and Portfolio Manager, PPM
Adam Spielman	June 2018	Senior Managing Director and Portfolio Manager, PPM
Scott Richards, CFA	April 2018	Senior Managing Director and Portfolio Manager, PPM
Mark Redfearn, CFA	April 2018	Senior Managing Director and Portfolio Manager, PPM

This supplement is dated June 6, 2018.

(To be used with JMV8037 04/18, JMV8037BE 04/18, JMV8037NY 04/18, JMV8037BENY 04/18, JMV17955 04/18, JMV17955NY 04/18, JMV18691 04/18, JMV18691NY 04/18, and JMV18692 04/18.)

CMV20739 06/18

JNL Series Trust	PRSRT STD
U.S. POSTAGE
One Corporate Way	PAID
Lansing, MI 48951	JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

VADV6414 06/18

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/DFA U.S. Small Cap Fund, JNL/PIMCO Credit Income Fund, JNL/BlackRock Global Long Short Credit Fund, JNL/PPM America Long Short Credit Fund, JNL/DoubleLine Total Return Fund and JNL/T. Rowe Price Capital Appreciation Fund, for which a summary schedule of investments was provided in the Semi-Annual Report dated June 30, 2018, pursuant to §210.1212 of Regulation S-X.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Long Short Credit Fund
COMMON STOCKS 2.4%
Germany 0.1%
Aroundtown SA	27	224
Italy 0.1%
Telecom Italia SpA (a)	146	108
Netherlands 0.6%
Altice Europe NV (a)	16	64
NXP Semiconductors NV (a) (b)	7	785
		849
United States of America 1.6%
AMC Networks Inc. - Class A (a)	4	225
Ascent Resources - Marcellus LLC (a) (c) (d)	5	16
CBS Corp. - Class B	7	407
Comcast Corp. - Class A	1	43
Kroger Co.	7	203
Lions Gate Entertainment Corp. - Class A	37	913
QUALCOMM Inc.	3	156
Rite Aid Corp. (a)	20	34
Verizon Communications Inc.	4	195
VMware Inc. - Class A (a) (b)	1	209
		2,401
Total Common Stocks (cost $3,633)		3,582
WARRANTS 0.0%
United States of America 0.0%
Ascent Resources LLC - 2nd Lien A (a) (d)	34	5
Ascent Resources LLC - 2nd Lien B (a) (d)	27	2
Total Warrants (cost $8)		7
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 16.0%
Australia 0.2%
Virgin Australia Trust
Series 2013-1C, 7.13%, 10/23/18 (e)	117	118
Series 2013-1B, 6.00%, 10/23/20 (e)	101	103
		221
Canada 0.5%
Air Canada Pass-Through Trust
Series 2017-B-1, 3.70%, 01/15/26 (e)	825	785
Cayman Islands 0.6%
ALM VI Ltd.
Series 2012-CR3-6A, 5.05%, (3M US LIBOR + 2.70%), 07/15/26 (e) (f)	300	299
Mountain Hawk CLO Ltd.
Series 2013-A1-2A, 3.52%, (3M US LIBOR + 1.16%), 07/22/24 (e) (f)	324	324
Voya CLO Ltd.
Series 2013-BR-3A, 4.51%, (3M US LIBOR + 2.15%), 01/18/26 (e) (f)	255	255
		878
Ireland 4.4%
Adagio V CLO DAC
Series V-E-X, 6.70%, (3M EURIBOR + 6.70%), 10/15/29, EUR (d) (f)	110	131
Aqueduct European CLO II DAC
Series 2017-B1-2X, 1.20%, (3M EURIBOR + 1.20%), 10/15/30, EUR (d) (f)	164	192
Arbour CLO Ltd.
Series 2014-E-1X, 5.00%, (3M EURIBOR + 5.00%), 06/16/27, EUR (d) (f)	238	278
Aurium CLO II DAC
Series BR-2X, 0.99%, (3M EURIBOR + 1.35%), 10/13/29, EUR (d) (f)	148	173
Avoca CLO VIII DAC
Series E-18X, 4.60%, (3M EURIBOR + 4.60%), 04/15/31, EUR (d) (f)	200	225
Avoca CLO XIV DAC
Series FR-14X, 6.35%, (3M EURIBOR + 6.35%), 01/12/31, EUR (d) (f)	300	336
Avoca CLO XIV Ltd.
Series SUB-14X, 0.00%, 07/12/28, EUR (d) (g)	400	372
Avoca CLO XV Ltd.
Series M1-15X, 0.00%, 01/15/29, EUR (d) (f)	500	474
	Shares/Par[1]	Value ($)
Series ER-15X, 4.13%, (3M EURIBOR + 4.13%), 04/15/31, EUR (d) (f)	150	164
Series FR-15X, 5.84%, (3M EURIBOR + 5.84%), 04/15/31, EUR (d) (f)	230	243
Avoca CLO XVIII DAC
Series B1-18X, 1.25%, (3M EURIBOR + 1.25%), 04/15/31, EUR (d) (f)	400	465
Bilbao CLO I DAC
Series A2A-1X, 1.30%, (3M EURIBOR + 1.30%), 07/20/31, EUR (d) (f)	300	348
Series D-1X, 4.73%, (3M EURIBOR + 4.73%), 07/20/31, EUR (d) (f)	100	112
Cadogan Square CLO XI DAC
Series C-11X, 1.49%, (3M EURIBOR + 1.85%), 02/15/31, EUR (d) (f)	100	117
CVC Cordatus Loan Fund VI Ltd.
Series SUB-6X, 8.61%, 04/15/29, EUR (d) (f)	450	360
CVC Cordatus Loan Fund VIII Ltd.
Series E-8X, 5.70%, (3M EURIBOR + 5.70%), 04/23/30, EUR (d) (f)	100	119
GLG Euro CLO IV DAC
Series A1-4X, 0.70%, (3M EURIBOR + 0.70%), 05/15/31, EUR (f)	400	464
Series B1-4X, 1.05%, (3M EURIBOR + 1.05%), 05/15/31, EUR (f)	231	267
Series E-4X, 4.27%, (3M EURIBOR + 4.29%), 05/15/31, EUR (f)	100	109
OCP Euro CLO Ltd.
Series 2017-E-1X, 5.35%, (3M EURIBOR + 5.35%), 06/18/30, EUR (d) (f)	100	117
Series 2017-A-2X, 0.82%, (3M EURIBOR + 0.82%), 01/15/32, EUR (d) (f)	100	117
Series 2017-B-2X, 1.35%, (3M EURIBOR + 1.35%), 01/15/32, EUR (d) (f)	100	117
Series 2017-E-2X, 5.00%, (3M EURIBOR + 5.00%), 01/15/32, EUR (d) (f)	100	115
Series 2017-F-2X, 6.40%, (3M EURIBOR + 6.40%), 01/15/32, EUR (d) (f)	100	111
Ozlme II DAC
Series E-2X, 4.90%, (3M EURIBOR + 4.90%), 10/15/30, EUR (d) (f)	100	115
Ozlme III DAC
Series SUB-3X, 0.00%, 02/24/20, EUR (d) (f)	200	199
Series A1-3X, 0.75%, (3M EURIBOR + 0.75%), 02/24/20, EUR (d) (f)	300	349
Series E-3X, 4.80%, (3M EURIBOR + 4.80%), 02/24/20, EUR (d) (f)	100	115
Ozlme IV DAC
Series B-4X, 0.99%, (3M EURIBOR + 1.35%), 07/27/32, EUR (d) (f)	180	210
Voya CLO Ltd.
Series SUB-1X, 0.00%, 10/15/30, EUR (f)	121	137
		6,651
Netherlands 1.1%
Cairn CLO IX BV
Series 2018-M2-9X, 0.00%, 03/21/32, EUR (d) (f)	100	113
Series 2018-A-9X, 0.71%, 03/21/32, EUR (d) (f)	200	232
Series 2018-B1-9X, 1.00%, 03/21/32, EUR (d) (f)	200	231
Cairn CLO VI BV
Series 2016-E-6X, 6.25%, (3M EURIBOR + 6.25%), 07/25/29, EUR (d) (f)	200	233
Dryden LVI Euro CLO BV
Series 2017-E-56X, 4.72%, (3M EURIBOR + 4.72%), 01/15/32, EUR (d) (f)	105	119
Dryden XLVI Euro CLO BV
Series 2016-E-46X, 5.75%, (3M EURIBOR + 5.75%), 01/15/30, EUR (d) (f)	104	123
Halcyon Loan Advisors Funding Ltd.
Series 2018-B1-1X, 1.12%, (3M EURIBOR + 1.48%), 10/18/31, EUR (d) (f)	200	233
Jubilee CDO BV
Series VIII-SUB-X, 4.73%, (6M EURIBOR + 5.00%), 01/15/24, EUR (c) (d) (f)	364	—
St. Paul's CLO IX DAC
Series A-9X, 0.82%, (3M EURIBOR + 0.82%), 11/15/30, EUR (d) (f)	320	373
		1,657

See accompanying Notes to Financial Statements.

1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Turkey 0.2%
Turk Hava Yollari AO
Series 2015-A-1, 4.20%, 03/15/27 (e)	280	263
United Arab Emirates 0.1%
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23 (e)	167	170
United Kingdom 0.3%
Paragon Mortgages No. 13 Plc
Series 13X-A2C, 2.53%, (3M US LIBOR + 0.18%), 01/15/39 (d) (f)	488	465
United States of America 8.6%
American Airlines Pass-Through Trust
Series 2013-1C, 6.13%, 07/15/18 (e)	1,750	1,751
Series 2001-A-1-1, 6.98%, 05/23/21	332	344
Series 2017-B1-B, 4.95%, 02/15/25	467	472
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.90%, 05/10/58 (f)	1,834	186
Core Industrial Trust
Series 2015-F-CALW, REMIC, 3.98%, 02/10/22 (e) (f)	380	375
Series 2015-G-CALW, REMIC, 3.98%, 02/10/22 (e) (f)	360	345
Credit Acceptance Auto Loan Trust
Series 2015-B-2A, 3.04%, 01/15/19 (e)	305	305
Series 2015-C-2A, 3.76%, 01/15/19 (e)	250	251
DCP Rights LLC
Series 2014-A-1A, 5.46%, 10/25/21 (e)	256	257
Delta Air Lines Pass-Through Trust
Series 2015-B-1, 4.25%, 07/30/23	1,269	1,266
GAHR Commercial Mortgage Trust
Series 2015-EFX-NRF, REMIC, 3.49%, 12/15/19 (e) (f)	705	697
Series 2015-FFX-NRF, REMIC, 3.49%, 12/15/19 (e) (f)	180	177
GRACE Mortgage Trust
Series 2014-F-GRCE, REMIC, 3.71%, 06/10/21 (e) (f)	205	201
Navient Private Education Loan Trust
Series 2015-A3-AA, 3.77%, (1M US LIBOR + 1.70%), 07/15/24 (e) (f)	295	306
Series 2015-B-AA, 3.50%, 12/15/24 (e)	100	93
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (e)	95	95
Series 2015-B-2A, 3.10%, 01/18/19 (e)	155	155
Series 2015-A-1A, 3.19%, 03/18/26 (e)	163	163
Series 2015-B-1A, 3.85%, 03/18/26 (e)	290	292
SLM Private Education Loan Trust
Series 2011-A3-B, 4.32%, (1M US LIBOR + 2.25%), 05/15/19 (e) (f)	630	648
Series 2013-B-B, 3.00%, 12/15/19 (e)	360	354
SMB Private Education Loan Trust
Series 2015-B-C, 3.50%, 03/15/26 (e)	775	767
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (e)	299	299
United Airlines Inc. Pass-Through Trust
Series 2014-B-2, 4.63%, 09/03/22	398	397
Series 2013-A-1, 4.30%, 08/15/25	414	421
Series 2018-B-1, 4.60%, 03/01/26	260	260
US Airways Pass-Through Trust
Series 2012-B-1, 8.00%, 10/01/19	154	161
Series 2012-B-2, 6.75%, 06/03/21	508	535
Series 2013-B-1, 5.38%, 11/15/21	1,283	1,311
		12,884
Total Non-U.S. Government Agency Asset-Backed Securities (cost $24,626)		23,974
CORPORATE BONDS AND NOTES 69.2%
Australia 0.1%
BHP Billiton Finance Ltd.
5.63%, 10/22/79, EUR (d) (f)	100	137
Belgium 0.4%
KBC Group NV
5.63%, (callable at 100 beginning 03/19/19), EUR (d) (h)	100	119
	Shares/Par[1]	Value ($)
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24, EUR (d)	300	324
Nyrstar NV
5.00%, 07/11/22, EUR (d) (i)	100	114
		557
Brazil 0.0%
JBS USA LLC
5.75%, 06/15/25 (e)	16	15
JBS USA Lux SA
6.75%, 02/15/28 (e)	15	14
		29
Canada 3.6%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (e)	4	4
5.00%, 10/15/25 (e)	76	72
Bombardier Inc.
7.75%, 03/15/20 (e)	265	281
8.75%, 12/01/21 (e)	1,187	1,309
6.13%, 01/15/23 (e)	602	603
7.50%, 12/01/24 (e)	17	18
Calfrac Holdings LP
8.50%, 06/15/26 (e)	2	2
Enbridge Inc.
6.25%, 03/01/78 (i)	440	418
First Quantum Minerals Ltd.
7.00%, 02/15/21 (e)	565	571
7.25%, 05/15/22 - 04/01/23 (e)	1,000	1,004
7.50%, 04/01/25 (e)	400	395
GFL Environmental Inc.
7.00%, 06/01/26 (e)	15	14
Mattamy Group Corp.
6.50%, 10/01/25 (e)	31	30
MDC Partners Inc.
6.50%, 05/01/24 (e)	18	16
MEG Energy Corp.
6.50%, 01/15/25 (e)	61	61
Mercer International Inc.
5.50%, 01/15/26 (e)	5	5
NOVA Chemicals Corp.
4.88%, 06/01/24 (e)	369	351
Parkland Fuel Corp.
6.00%, 04/01/26 (e)	4	4
Precision Drilling Corp.
7.13%, 01/15/26 (e)	5	5
Seven Generations Energy Ltd.
5.38%, 09/30/25 (e)	8	8
Stars Group Holdings BV
7.00%, 07/15/26 (e)	14	14
Superior Plus LP
7.00%, 07/15/26 (e)	10	10
Teck Resources Ltd.
8.50%, 06/01/24 (e)	144	158
Titan Acquisition Ltd.
7.75%, 04/15/26 (e)	18	17
		5,370
Cayman Islands 0.2%
Transocean Guardian Ltd.
5.88%, 01/15/24 (e)	11	11
UPCB Finance VII Ltd.
3.63%, 06/15/29, EUR (d)	300	338
		349
Czech Republic 0.1%
RESIDOMO s.r.o.
3.38%, 10/15/24, EUR (d)	100	116
Denmark 0.5%
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (d) (h)	200	253
DKT Finance ApS
7.00%, 06/17/23, EUR (d)	435	514
		767

See accompanying Notes to Financial Statements.

2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Finland 0.2%
Nokia Oyj
4.38%, 06/12/27	6	6
Stora Enso Oyj
2.50%, 03/21/28, EUR (d)	200	235
		241
France 2.8%
Accor SA
2.63%, 02/05/21, EUR (d)	100	124
Altice France SA
6.00%, 05/15/22 (e)	400	402
APRR SA
1.13%, 01/15/21, EUR (d)	100	119
Areva SA
4.88%, 09/23/24, EUR	450	551
BNP Paribas Cardif SA
4.03%, (callable at 100 beginning 11/25/25), EUR (d) (h)	200	241
BNP Paribas SA
6.13%, (callable at 100 beginning 06/17/22), EUR (d) (h)	270	343
Burger King France SAS
5.25%, (3M EURIBOR + 5.25%), 05/01/23, EUR (d) (f)	100	117
CMA CGM SA
5.25%, 01/15/25, EUR (d)	200	189
Credit Agricole Assurances SA
4.50%, (callable at 100 beginning 10/14/25), EUR (d) (h)	100	121
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (d) (h)	200	251
Electricite de France SA
4.13%, (callable at 100 beginning 01/22/22), EUR (d) (h)	200	244
Orange SA
5.25%, (callable at 100 beginning 02/07/24), EUR (d) (h)	200	258
RCI Banque SA
0.32%, (3M EURIBOR + 0.65%), 04/12/21, EUR (d) (f)	100	117
Sanofi SA
0.00%, (3M EURIBOR + 0.15%), 03/21/20, EUR (d) (f)	200	234
0.00%, 03/21/20, EUR (d) (g)	200	234
Societe Generale SA
1.38%, 02/23/28, EUR (d)	200	224
Unibail-Rodamco SE
0.13%, 05/14/21, EUR (d)	300	351
Verallia Packaging SAS
5.13%, 08/01/22, EUR (d)	100	120
		4,240
Germany 3.1%
Adler Pelzer Holding GmbH
4.13%, 04/01/24, EUR (d)	100	117
Adler Real Estate AG
1.50%, 12/06/21, EUR (d)	100	117
1.88%, 04/27/23, EUR (d)	200	228
2.13%, 02/06/24, EUR (d)	400	455
3.00%, 04/27/26, EUR (d)	300	343
ATF Netherlands BV
3.75%, (callable at 100 beginning 01/20/23), EUR (d) (h)	100	117
Daimler AG
0.50%, 09/09/19, EUR (d)	100	117
Grand City Properties SA
3.75%, (callable at 100 beginning 02/18/22), EUR (d) (h)	100	119
1.50%, 02/22/27, EUR (d)	100	112
IKB Deutsche Industriebank AG
4.00%, 01/31/28, EUR (d)	200	227
Merck Financial Services GmbH
4.50%, 03/24/20, EUR	35	44
Platin 1426 GmbH
5.38%, 06/15/23, EUR (d)	236	263
	Shares/Par[1]	Value ($)
Schaeffler Verwaltung Zwei GmbH
4.50%, 09/15/26, EUR (d) (j)	220	261
Senvion Holding GmbH
3.88%, 10/25/22, EUR (d)	300	300
TLG Immobilien AG
1.38%, 11/27/24, EUR (d)	200	233
Unitymedia GmbH
3.75%, 01/15/27, EUR (d)	900	1,096
Volkswagen Bank GmbH
0.10%, (3M EURIBOR + 0.42%), 06/15/21, EUR (d) (f)	100	116
Volkswagen International Finance NV
0.03%, (3M EURIBOR + 0.35%), 03/30/19, EUR (d) (f)	100	117
ZF North America Capital Inc.
2.75%, 04/27/23, EUR (d) (k)	200	248
		4,630
Ghana 0.1%
Tullow Oil Plc
7.00%, 03/01/25 (d)	200	189
Greece 0.1%
Alpha Bank AE
2.50%, 02/05/23, EUR (d)	200	233
Hong Kong 0.2%
Hongkong & Shanghai Banking Corp. Ltd.
2.56%, (callable at 100 beginning 07/27/18) (h)	380	291
Ireland 2.1%
AIB Group Plc
2.25%, 07/03/25, EUR (d)	300	346
Allied Irish Banks Plc
7.38%, (callable at 100 beginning 12/03/20), EUR (d) (h)	200	255
Ardagh Packaging Finance Plc
6.75%, 05/15/24, EUR (d)	100	125
7.25%, 05/15/24 (e)	200	208
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (d) (h)	200	250
GE Capital International Funding Co.
2.34%, 11/15/20	1,150	1,124
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (e)	22	21
Shire Acquisitions Investments Ireland Ltd.
3.20%, 09/23/26	575	526
Smurfit Kappa Acquisitions
2.88%, 01/15/26, EUR (d)	292	339
		3,194
Israel 0.2%
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	400	383
Italy 2.0%
Buzzi Unicem SpA
2.13%, 04/28/23, EUR (d)	100	120
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (d) (h)	400	476
Schumann SpA
7.00%, 07/31/23, EUR (d)	200	231
Telecom Italia Finance SA
7.75%, 01/24/33, EUR (d)	150	241
Telecom Italia SpA
1.13%, 03/26/22, EUR (d) (i)	800	888
5.30%, 05/30/24 (e)	240	237
UniCredit SpA
9.25%, (callable at 100 beginning 06/03/22), EUR (d) (h)	250	325
6.95%, 10/31/22, EUR (d)	160	216
Wind Tre SpA
3.13%, 01/20/25, EUR (d)	200	189
5.00%, 01/20/26 (e)	200	157
		3,080

See accompanying Notes to Financial Statements.

3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Japan 0.1%
SoftBank Group Corp.
5.00%, 04/15/28, EUR (d)	100	114
Jersey 0.2%
LHC3 Plc
4.88%, 08/15/24, EUR (d) (j)	202	235
Luxembourg 1.6%
Altice Financing SA
6.63%, 02/15/23 (e)	200	197
7.50%, 05/15/26 (e)	1,000	967
Altice Finco SA
4.75%, 01/15/28, EUR (d)	460	456
Altice SA
7.75%, 05/15/22 (e)	400	387
Bevco Lux SARL
1.75%, 02/09/23, EUR (d)	250	291
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (e)	16	17
Matterhorn Telecom SA
4.00%, 11/15/27, EUR (d)	125	136
		2,451
Netherlands 2.7%
ABN AMRO Bank NV
4.75%, (callable at 100 begininng 09/22/27), EUR (d) (h)	200	222
Capital Stage Finance BV
5.25%, (callable at 100 begininng 09/13/23), EUR (d) (h) (i)	100	125
Constellium NV
4.25%, 02/15/26, EUR (d)	400	453
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (d) (h) (i)	200	249
Delta Lloyd NV
4.38%, (callable at 100 beginning 06/13/24), EUR (d) (h)	300	361
ELM BV
3.38%, 09/29/47, EUR (d)	100	117
Heineken NV
1.25%, 09/10/21, EUR (d)	100	120
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (h) (i)	200	198
Koninklijke Ahold Delhaize NV
0.00%, (3M EURIBOR + 0.18%), 03/19/21, EUR (d) (f)	100	117
Petrobras Global Finance BV
8.75%, 05/23/26	200	217
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	650	561
Teva Pharmaceutical Finance Netherlands IV BV
3.65%, 11/10/21	365	351
Unilever NV
1.75%, 08/05/20, EUR (d)	100	121
United Group BV
4.88%, 07/01/24, EUR (d)	400	474
UPC Holding BV
3.88%, 06/15/29, EUR (d)	300	324
		4,010
Portugal 0.8%
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (a) (d) (l)	3,800	1,271
Spain 2.0%
Banco Bilbao Vizcaya Argentaria SA
8.88%, (callable at 100 beginning 04/14/21), EUR (d) (h)	200	261
Banco Santander SA
6.75%, (callable at 100 beginning 04/25/22), EUR (d) (h)	400	501
Bankia SA
6.00%, (callable at 100 beginning 07/18/22), EUR (d) (h)	400	466
4.00%, 05/22/24, EUR (d) (f)	100	119
Cellnex Telecom SA
1.50%, 01/16/26, EUR (d) (i)	100	118
	Shares/Par[1]	Value ($)
Codere Finance 2 SA
7.63%, 11/01/21 (e)	350	322
Gas Natural Fenosa Finance BV
3.38%, (callable at 100 beginning 04/24/24), EUR (d) (h)	100	115
Inmobiliaria Colonial Socimi SA
1.63%, 11/28/25, EUR (d)	100	114
2.50%, 11/28/29, EUR (d)	100	115
Masaria Investments SAU
5.00%, 09/15/24, EUR (d)	136	149
Telefonica Emisiones SAU
4.67%, 03/06/38	270	252
Telefonica Europe BV
5.88%, (callable at 100 beginning 03/31/24), EUR (d) (h)	400	509
		3,041
Sweden 0.6%
Intrum AB
2.75%, 07/15/22, EUR (d)	100	110
Nordea Bank AB
5.50%, (callable at 100 beginning 09/23/19) (d) (h)	200	199
Unilabs Subholding AB
5.75%, 05/15/25, EUR (d)	100	111
Volvo Car AB
2.00%, 01/24/25, EUR (d)	380	428
		848
Switzerland 1.9%
Credit Suisse Group AG
7.13%, (callable at 100 beginning 07/29/22) (d) (h) (i)	200	203
Syngenta Finance NV
5.18%, 04/24/28 (e)	518	501
5.68%, 04/24/48 (e)	372	343
Transocean Inc.
5.80%, 10/15/22 (m)	2	2
9.00%, 07/15/23 (e)	47	51
UBS AG
0.17%, (3M EURIBOR + 0.50%), 04/23/21, EUR (d) (f)	275	322
4.50%, 06/26/48 (e)	200	204
UBS Group Funding
6.88%, (callable at 100 beginning 03/22/21) (d) (h)	595	609
7.13%, (callable at 100 beginning 08/10/21) (d) (h) (i)	200	205
UBS Group Funding Switzerland AG
5.00%, (callable at 100 beginning 01/31/23) (d) (h)	425	372
		2,812
United Kingdom 4.6%
Ardonagh Midco 3 Plc
8.38%, 07/15/23, GBP (d)	400	533
Barclays Plc
3.25%, 01/17/33, GBP	175	210
BAT Capital Corp.
0.17%, (3M EURIBOR + 0.50%), 08/16/21, EUR (d) (f)	100	117
Boparan Finance Plc
4.38%, 07/15/21, EUR (d)	100	101
Coca-Cola European Partners Plc
0.00%, (3M EURIBOR + 0.18%), 11/16/21, EUR (d) (f)	100	117
Diageo Finance BV
0.00%, 11/17/20, EUR (d)	100	117
Experian Finance Plc
4.75%, 02/04/20, EUR (d)	100	126
GKN Holdings Plc
3.38%, 05/12/32, GBP (d)	300	407
GlaxoSmithKline Capital Plc
0.63%, 12/02/19, EUR (d)	100	118
HBOS Capital Funding LP
6.85%, (callable at 100 beginning 09/23/18) (d) (h)	330	333

See accompanying Notes to Financial Statements.

4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
HSBC Holdings Plc
6.38%, (callable at 100 beginning 09/17/24) (h) (i)	200	196
Imperial Brands Finance Plc
0.50%, 07/27/21, EUR (d)	100	117
Jerrold Finco Plc
6.25%, 09/15/21, GBP (d)	200	270
6.13%, 01/15/24, GBP (d)	300	396
Lloyds Banking Group Plc
6.41%, (callable at 100 beginning 10/01/35) (e) (h)	100	105
6.66%, (callable at 100 beginning 05/21/37) (e) (h)	200	214
National Westminster Bank Plc
2.56%, (callable at 100 beginning 08/28/18) (h)	400	327
Neptune Energy Bondco Plc
6.63%, 05/15/25 (e)	200	195
Noble Holding International Ltd.
7.75%, 01/15/24	17	16
7.88%, 02/01/26 (e)	22	23
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (d)	100	133
Royal Bank of Scotland Group Plc
8.63%, (callable at 100 beginning 08/15/21) (h) (i)	200	212
Shop Direct Funding Plc
7.75%, 11/15/22, GBP (d)	300	337
Tullow Oil Jersey Ltd.
6.63%, 07/12/21 (i)	200	254
Tullow Oil Plc
6.25%, 04/15/22 (e)	200	195
Unique Pub Finance Co. Plc
5.66%, 06/30/27, GBP	260	376
6.46%, 03/30/32, GBP (d)	351	448
Vodafone Group Plc
0.00%, 11/26/20, GBP (g) (i)	500	626
Wellcome Trust Ltd.
2.52%, 02/07/18, GBP (d)	175	218
		6,837
United States of America 38.7%
Adient Global Holdings Ltd.
3.50%, 08/15/24, EUR (d)	400	433
ADT Corp.
3.50%, 07/15/22	12	11
Advanced Micro Devices Inc.
7.50%, 08/15/22	675	747
AES Corp.
4.50%, 03/15/23	7	7
5.50%, 04/15/25	2	2
6.00%, 05/15/26	8	8
5.13%, 09/01/27	14	14
AHP Health Partners Inc.
9.75%, 07/15/26 (e)	16	16
Aircastle Ltd.
5.50%, 02/15/22	50	51
Albertsons Cos. Inc.
6.09%, (3M US LIBOR + 3.75%), 01/15/24 (e) (f)	275	276
Alcoa Inc.
5.13%, 10/01/24	80	79
Allison Transmission Inc.
5.00%, 10/01/24 (e)	10	10
AMC Networks Inc.
5.00%, 04/01/24	440	432
4.75%, 08/01/25	5	5
American Airlines Group Inc.
4.63%, 03/01/20 (e)	515	515
American Builders & Contractors Supply Co. Inc.
5.88%, 05/15/26 (e)	8	8
AmWINS Group Inc.
7.75%, 07/01/26 (e)	8	8
Andeavor Logistics LP
6.88%, (callable at 100 beginning 02/15/23) (h)	12	12
APX Group Inc.
8.75%, 12/01/20	37	35
Arch Merger Sub Inc.
8.50%, 09/15/25 (e)	1,100	1,026
	Shares/Par[1]	Value ($)
Ascend Learning LLC
6.88%, 08/01/25 (e)	22	22
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (e)	4	4
Avantor Inc.
6.00%, 10/01/24 (e)	492	488
9.00%, 10/01/25 (e)	556	560
Bank of America Corp.
0.45%, 05/04/23, EUR (d)	100	117
BBA US Holdings Inc.
5.38%, 05/01/26 (e)	10	10
Berry Global Inc.
4.50%, 02/15/26 (e)	4	4
Blue Cube Spinco Inc.
10.00%, 10/15/25	20	23
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (e)	103	110
Boyd Gaming Corp.
6.00%, 08/15/26 (e)	7	7
Brand Energy & Infrastructure Services Inc.
8.50%, 07/15/25 (e)	32	33
Broadcom Corp.
3.00%, 01/15/22	630	612
3.63%, 01/15/24	630	610
BWAY Holding Co.
4.75%, 04/15/24, EUR (d)	299	349
5.50%, 04/15/24 (e)	250	244
Cablevision Systems Corp.
5.88%, 09/15/22	275	273
Callon Petroleum Co.
6.38%, 07/01/26 (e)	6	6
Calpine Corp.
5.38%, 01/15/23	16	15
5.25%, 06/01/26 (e)	42	40
Cargill Inc.
1.88%, 09/04/19, EUR (d)	100	119
Carriage Services Inc.
6.63%, 06/01/26 (e)	6	6
Carrizo Oil & Gas Inc.
6.25%, 04/15/23	6	6
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (e)	33	32
CCO Holdings LLC
4.00%, 03/01/23 (e)	21	20
5.88%, 04/01/24 (e)	145	146
5.13%, 05/01/27 (e)	2	2
CDK Global Inc.
5.88%, 06/15/26	16	16
CDW LLC
5.50%, 12/01/24	6	6
5.00%, 09/01/25	70	69
Centene Escrow I Corp.
5.38%, 06/01/26 (e)	74	75
CenturyLink Inc.
6.45%, 06/15/21	1,060	1,089
6.75%, 12/01/23	1,000	1,005
7.50%, 04/01/24	1,110	1,140
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (e)	110	110
CF Industries Inc.
4.95%, 06/01/43	24	20
Chaparral Energy Inc.
8.75%, 07/15/23 (e)	7	7
Charles River Laboratories International Inc.
5.50%, 04/01/26 (e)	5	5
Charter Communications Operating LLC
6.83%, 10/23/55	206	222
Chemours Co.
4.00%, 05/15/26, EUR	373	433
5.38%, 05/15/27	4	4
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	138	144
Chesapeake Energy Corp.
8.00%, 01/15/25 - 06/15/27	80	82

See accompanying Notes to Financial Statements.

5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Cincinnati Bell Inc.
7.00%, 07/15/24 (e)	30	27
CIT Group Inc.
5.25%, 03/07/25	6	6
6.13%, 03/09/28	4	4
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	296	302
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (e)	8	8
CommScope Technologies LLC
5.00%, 03/15/27 (e)	9	8
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (e)	285	275
Community Health Systems Inc.
8.63%, 01/15/24 (e)	12	12
CONSOL Energy Inc.
5.88%, 04/15/22	97	97
CONSOL Mining Corp.
11.00%, 11/15/25 (e)	20	22
Continental Resources Inc.
3.80%, 06/01/24	385	376
CoreCivic Inc.
4.75%, 10/15/27	6	5
Covey Park Energy LLC
7.50%, 05/15/25 (e)	4	4
Cox Communications Inc.
4.50%, 06/30/43 (e)	175	148
4.60%, 08/15/47 (e)	700	642
Crimson Merger Sub Inc.
6.63%, 05/15/22 (e)	550	543
CrownRock LP
5.63%, 10/15/25 (e)	4	4
CSC Holdings LLC
10.13%, 01/15/23 (e)	1,450	1,600
5.25%, 06/01/24	26	25
CSI Compressco LP
7.50%, 04/01/25 (e)	12	12
CVS Health Corp.
3.70%, 03/09/23	168	166
3.88%, 07/20/25	197	193
2.88%, 06/01/26	301	274
5.05%, 03/25/48	385	390
CyrusOne LP
5.00%, 03/15/24	5	5
Diamond 1 Finance Corp.
5.88%, 06/15/21 (e)	915	929
Diamond Offshore Drilling Inc.
7.88%, 08/15/25	6	6
Discovery Communications LLC
5.00%, 09/20/37	425	409
DISH DBS Corp.
5.88%, 11/15/24	13	11
7.75%, 07/01/26	12	11
DJO Finco LLC
8.13%, 06/15/21 (e)	206	209
DPL Inc.
7.25%, 10/15/21	2	2
Dynegy Inc.
7.38%, 11/01/22	30	31
8.13%, 01/30/26 (e)	6	7
Embarq Corp.
8.00%, 06/01/36	34	32
Endo Finance Co.
5.75%, 01/15/22 (e)	250	224
Energizer Gamma Acquisition BV
4.63%, 07/15/26, EUR (d)	300	353
6.38%, 07/15/26 (e)	7	7
Energy Transfer Equity LP
4.25%, 03/15/23	6	6
EnLink Midstream Partners LP
4.15%, 06/01/25	2	2
5.60%, 04/01/44	420	364
Ensco Plc
7.75%, 02/01/26	20	19
	Shares/Par[1]	Value ($)
Entegris Inc.
4.63%, 02/10/26 (e)	7	7
Envision Healthcare Corp.
5.13%, 07/01/22 (e)	815	822
EP Energy LLC
9.38%, 05/01/24 (e)	2	2
Equinix Inc.
2.88%, 10/01/25, EUR	100	110
5.88%, 01/15/26	30	30
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (e)	15	15
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (e)	6	6
5.63%, 02/01/26 (e)	6	6
Federal-Mogul LLC
5.00%, 07/15/24, EUR (d)	200	242
First Data Corp.
7.00%, 12/01/23 (e)	257	268
Five Point Operating Co. LP
7.88%, 11/15/25 (e)	6	6
Flexi-Van Leasing Inc.
10.00%, 02/15/23 (e)	2	2
Ford Motor Credit Co. LLC
0.10%, (3M EURIBOR + 0.43%), 05/14/21, EUR (f)	400	465
0.10%, (3M EURIBOR + 0.42%), 12/07/22, EUR (f)	100	115
Freeport-McMoRan Inc.
3.10%, 03/15/20	339	333
4.00%, 11/14/21	85	83
Frontier Communications Corp.
10.50%, 09/15/22	3	3
7.13%, 01/15/23	24	18
11.00%, 09/15/25	31	25
8.50%, 04/01/26 (e)	40	39
Gartner Inc.
5.13%, 04/01/25 (e)	45	45
Gates Global LLC
6.00%, 07/15/22 (e)	59	60
General Electric Co.
0.00%, (3M EURIBOR + 0.30%), 05/28/20, EUR (f)	100	117
General Motors Financial Co. Inc.
0.35%, (3M EURIBOR + 0.68%), 05/10/21, EUR (d) (f)	100	117
Genesis Energy LP
6.25%, 05/15/26	6	6
Goldman Sachs Group Inc.
0.14%, (3M EURIBOR + 0.46%), 12/31/18, EUR (d) (f)	100	117
4.22%, 05/01/29	575	565
Graham Holdings Co.
5.75%, 06/01/26 (e)	6	6
Great Western Petroleum LLC
9.00%, 09/30/21 (e)	20	21
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (e)	29	32
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (e)	6	6
Grinding Media Inc.
7.38%, 12/15/23 (e)	2	2
GTT Communications Inc.
7.88%, 12/31/24 (e)	4	4
Gulfport Energy Corp.
6.38%, 05/15/25	11	11
Halcon Resources Corp.
6.75%, 02/15/25	10	9
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (e)	6	6
HCA Inc.
5.88%, 03/15/22	29	30
5.25%, 04/15/25	164	165
HD Supply Inc.
5.75%, 04/15/24 (e)	60	63

See accompanying Notes to Financial Statements.

6

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Herc Rentals Inc.
7.50%, 06/01/22 (e)	514	544
Herc Spinoff Escrow Issuer LLC
7.75%, 06/01/24 (e)	66	71
Hertz Holdings Netherlands BV
5.50%, 03/30/23, EUR (d)	248	280
Hess Corp.
4.30%, 04/01/27	188	181
6.00%, 01/15/40	535	551
Hexion US Finance Corp.
6.63%, 04/15/20	50	47
Hilton Domestic Operating Co. Inc.
5.13%, 05/01/26 (e)	2	2
Howard Hughes Corp.
5.38%, 03/15/25 (e)	25	25
HUB International Ltd.
7.00%, 05/01/26 (e)	19	19
Icahn Enterprises LP
6.75%, 02/01/24	16	16
6.38%, 12/15/25	8	8
Indigo Natural Resources LLC
6.88%, 02/15/26 (e)	3	3
Infor US Inc.
6.50%, 05/15/22	79	79
IRB Holding Corp.
6.75%, 02/15/26 (e)	2	2
iStar Inc.
5.25%, 09/15/22	3	3
Italics Merger Sub Inc.
7.13%, 07/15/23 (e)	1,432	1,447
Jagged Peak Energy LLC
5.88%, 05/01/26 (e)	6	6
Jaguar Holding Co. II
6.38%, 08/01/23 (e)	62	62
JBS USA LLC
5.88%, 07/15/24 (e)	16	15
JPMorgan Chase & Co.
3.56%, 04/23/24	645	638
3.34%, (3M US LIBOR + 1.00%), 05/15/47 (f)	385	341
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (e)	6	6
KAR Auction Services Inc.
5.13%, 06/01/25 (e)	14	13
KFC Holding Co.
5.00%, 06/01/24 (e)	890	879
5.25%, 06/01/26 (e)	9	9
4.75%, 06/01/27 (e)	30	28
Kindred Healthcare Inc.
8.00%, 01/15/20	320	344
6.38%, 04/15/22	75	77
8.75%, 01/15/23	450	480
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (e)	3	3
Kroger Co.
4.45%, 02/01/47	415	378
4.65%, 01/15/48	215	203
L Brands Inc.
6.69%, 01/15/27 (e)	652	624
Ladder Capital Finance Holdings LLC
5.25%, 10/01/25 (e)	10	9
Lennar Corp.
4.75%, 11/29/27	60	56
Level 3 Financing Inc.
6.13%, 01/15/21	137	138
5.38%, 01/15/24	72	70
LGE HoldCo VI BV
7.13%, 05/15/24, EUR (d)	170	212
LGI Homes Inc.
6.88%, 07/15/26 (e)	6	6
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (e)	535	542
Mallinckrodt International Finance SA
4.88%, 04/15/20 (e)	46	45
5.75%, 08/01/22 (e)	5	4
5.50%, 04/15/25 (e)	28	23
	Shares/Par[1]	Value ($)
Masonite International Corp.
5.63%, 03/15/23 (e)	4	4
Mattel Inc.
4.35%, 10/01/20	775	774
6.75%, 12/31/25 (e)	1,786	1,739
McDermott Escrow 1 Inc.
10.63%, 05/01/24 (e)	9	9
McDonald's Corp.
0.50%, 01/15/21, EUR (d)	100	118
MDC Holdings Inc.
6.00%, 01/15/43	2	2
MGM Growth Properties Operating Partnership LP
4.50%, 09/01/26 - 01/15/28	90	83
MGM Resorts International
6.63%, 12/15/21	80	84
Microchip Technology Inc.
3.92%, 06/01/21 (e)	650	652
4.33%, 06/01/23 (e)	825	827
Midcontinent Communications & Finance Corp.
6.88%, 08/15/23 (e)	5	5
Molson Coors Brewing Co.
0.03%, (3M EURIBOR + 0.35%), 03/15/19, EUR (f)	100	117
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (e)	285	291
MSCI Inc.
5.38%, 05/15/27 (e)	12	12
Mueller Water Products Inc.
5.50%, 06/15/26 (e)	5	5
Navient Corp.
6.75%, 06/25/25 - 06/15/26	10	10
Navistar International Corp.
6.63%, 11/01/25 (e)	10	10
Netflix Inc.
5.88%, 11/15/28 (e)	12	12
New Amethyst Corp.
6.25%, 12/01/24 (e)	335	357
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (e)	2	2
Newfield Exploration Co.
5.38%, 01/01/26	5	5
NGL Energy Partners LP
5.13%, 07/15/19	255	256
6.88%, 10/15/21	16	16
NGPL PipeCo LLC
4.38%, 08/15/22 (e)	7	7
4.88%, 08/15/27 (e)	8	8
7.77%, 12/15/37 (e)	18	21
Noble Holding International Ltd.
7.95%, 04/01/25 (m)	5	5
Northwest Florida Timber Finance LLC
4.75%, 03/04/29 (e)	380	356
Novelis Corp.
6.25%, 08/15/24 (e)	70	70
NRG Energy Inc.
6.63%, 01/15/27	90	92
5.75%, 01/15/28 (e)	6	6
NVA Holdings Inc.
6.88%, 04/01/26 (e)	41	41
Oasis Petroleum Inc.
6.88%, 01/15/23	2	2
OI European Group BV
4.00%, 03/15/23 (e)	8	7
Parsley Energy LLC
5.38%, 01/15/25 (e)	20	20
PBF Holding Co. LLC
7.25%, 06/15/25	9	9
Pioneer Finance Corp.
9.00%, 11/01/22 (e)	8	8
Platform Specialty Products Corp.
6.50%, 02/01/22 (e)	143	146
5.88%, 12/01/25 (e)	15	15
Polaris Intermediate Corp.
8.50%, 12/01/22 (e) (j)	113	117

See accompanying Notes to Financial Statements.

7

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Post Holdings Inc.
5.50%, 03/01/25 (e)	13	13
PQ Corp.
6.75%, 11/15/22 (e)	58	61
5.75%, 12/15/25 (e)	14	14
Prime Security Services Borrower LLC
9.25%, 05/15/23 (e)	1,264	1,349
PSPC Escrow Corp.
6.00%, 02/01/23, EUR (d)	100	121
QEP Resources Inc.
5.63%, 03/01/26	16	15
Qorvo Inc.
6.75%, 12/01/23	510	539
7.00%, 12/01/25	906	979
QUALCOMM Inc.
3.45%, 05/20/25	770	741
Quintiles IMS Inc.
3.25%, 03/15/25, EUR (d)	100	113
Range Resources Corp.
4.88%, 05/15/25	2	2
RBS Global Inc.
4.88%, 12/15/25 (e)	8	8
Reynolds Group Issuer Inc.
7.00%, 07/15/24 (e)	26	27
Rite Aid Corp.
6.13%, 04/01/23 (e)	2,170	2,203
7.70%, 02/15/27	175	149
Rowan Cos. Inc.
4.75%, 01/15/24	2	2
7.38%, 06/15/25	20	19
Sanchez Energy Corp.
7.75%, 06/15/21	24	21
6.13%, 01/15/23	1	1
7.25%, 02/15/23 (e)	12	12
SBA Communications Corp.
4.00%, 10/01/22 (e)	16	15
Scientific Games International Inc.
10.00%, 12/01/22	20	21
5.00%, 10/15/25 (e)	45	43
SESI LLC
7.75%, 09/15/24	8	8
SM Energy Co.
5.00%, 01/15/24	6	6
6.75%, 09/15/26	2	2
Solera LLC
10.50%, 03/01/24 (e)	60	67
Southwestern Energy Co.
6.70%, 01/23/25 (m)	6	6
7.50%, 04/01/26	4	4
Springleaf Finance Corp.
6.88%, 03/15/25	10	10
7.13%, 03/15/26	10	10
Sprint Capital Corp.
8.75%, 03/15/32	4	4
Sprint Corp.
7.88%, 09/15/23	490	509
7.13%, 06/15/24	720	726
7.63%, 02/15/25 - 03/01/26	329	335
Sprint Nextel Corp.
6.00%, 11/15/22	375	372
Sprint Spectrum Co. LLC
5.15%, 03/20/28 (e)	800	782
SRS Distribution Inc.
8.25%, 07/01/26 (e)	31	31
State Street Corp.
3.34%, (3M US LIBOR + 1.00%), 06/15/37 (f)	730	649
Station Casinos LLC
5.00%, 10/01/25 (e)	15	14
Steel Dynamics Inc.
4.13%, 09/15/25	8	8
Sunoco LP
4.88%, 01/15/23 (e)	15	14
Surgery Center Holdings Inc.
6.75%, 07/01/25 (e)	8	8
	Shares/Par[1]	Value ($)
Tallgrass Energy Partners LP
5.50%, 09/15/24 - 01/15/28 (e)	557	565
Targa Resources Partners LP
5.88%, 04/15/26 (e)	11	11
Tenet Healthcare Corp.
6.00%, 10/01/20	118	122
7.50%, 01/01/22 (e)	55	57
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (e)	4	3
TerraForm Power Operating LLC
4.25%, 01/31/23 (e)	7	7
5.00%, 01/31/28 (e)	7	7
Tesla Inc.
5.30%, 08/15/25 (e)	2	2
Tesoro Logistics LP
6.25%, 10/15/22	89	92
T-Mobile USA Inc.
6.38%, 03/01/25	102	106
4.50%, 02/01/26	2	2
4.75%, 02/01/28	175	162
TransDigm Inc.
6.50%, 07/15/24	105	107
Travelport Corporate Finance Plc
6.00%, 03/15/26 (e)	6	6
United Rentals North America Inc.
4.63%, 10/15/25	10	10
United States Steel Corp.
6.25%, 03/15/26	11	11
United Technologies Corp.
0.00%, (3M EURIBOR + 0.20%), 05/18/20, EUR (f)	100	117
Univision Communications Inc.
5.13%, 02/15/25 (e)	6	6
USA Compression Partners LP
6.88%, 04/01/26 (e)	41	42
USG Corp.
4.88%, 06/01/27 (e)	17	17
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (e)	645	655
6.75%, 08/15/21 (e)	585	592
7.25%, 07/15/22 (e)	3	3
5.88%, 05/15/23 (e)	8	8
5.50%, 11/01/25 (e)	20	20
9.00%, 12/15/25 (e)	481	499
9.25%, 04/01/26 (e)	490	509
8.50%, 01/31/27 (e)	391	396
Verizon Communications Inc.
4.33%, 09/21/28 (e)	575	570
VICI Properties 1 LLC
8.00%, 10/15/23	11	13
Viking Cruises Ltd.
5.88%, 09/15/27 (e)	36	34
VMware Inc.
2.95%, 08/21/22	645	618
Wabash National Corp.
5.50%, 10/01/25 (e)	42	40
Walmart Inc.
3.40%, 06/26/23	295	296
3.55%, 06/26/25	345	347
3.70%, 06/26/28	380	383
3.95%, 06/28/38	240	240
Wand Merger Corp.
8.13%, 07/15/23 (e)	6	6
9.13%, 07/15/26 (e)	7	7
Wayne Merger Sub LLC
8.25%, 08/01/23 (e)	18	18
Weatherford International Ltd.
7.75%, 06/15/21	34	35
8.25%, 06/15/23	8	8
Western Digital Corp.
4.75%, 02/15/26	26	25
Whirlpool Corp.
0.63%, 03/12/20, EUR	100	118
WildHorse Resource Development Corp.
6.88%, 02/01/25	4	4

See accompanying Notes to Financial Statements.

8

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
6.88%, 02/01/25 (e)	5	5
William Lyon Homes Inc.
6.00%, 09/01/23 (e)	2	2
Williams Cos. Inc.
8.75%, 03/15/32	548	712
Williams Scotsman International Inc.
7.88%, 12/15/22 (e)	2	2
WMG Acquisition Corp.
5.50%, 04/15/26 (e)	5	5
WPX Energy Inc.
6.00%, 01/15/22	2	2
8.25%, 08/01/23	14	16
5.25%, 09/15/24	2	2
5.75%, 06/01/26	6	6
WR Grace & Co.-Conn
5.13%, 10/01/21 (e)	40	41
Wrangler Buyer Corp.
6.00%, 10/01/25 (e)	5	5
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (e)	6	6
Xerox Corp.
3.63%, 03/15/23 (m)	1,606	1,538
XPO Logistics Inc.
6.50%, 06/15/22 (e)	102	104
Zayo Group LLC
6.38%, 05/15/25	21	21
5.75%, 01/15/27 (e)	106	104
		58,038
Zambia 0.3%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (e)	443	427
Total Corporate Bonds And Notes (cost $108,843)		103,890
SENIOR LOAN INTERESTS 25.1%
Canada 0.0%
Hudson's Bay Co.
Term Loan B, 5.22%, (3M LIBOR + 3.75%), 09/30/20 (f)	45	42
Denmark 0.8%
TDC A/S
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/07/25 (f) (n)	38	38
Term Loan, 0.00%, (3M EURIBOR + 3.50%), 08/06/25, EUR (f) (n)	1,000	1,152
		1,190
France 1.9%
Crown European Holding LLC
Term Loan, 0.00%, (3M EURIBOR + 2.38%), 01/18/25, EUR (f) (n)	1,000	1,162
THOM Europe SAS
Term Loan, 4.50%, (3M EURIBOR + 4.50%), 07/19/24, EUR (f)	500	578
Verallia SA
Term Loan, 2.75%, (3M LIBOR + 2.75%), 10/22/31, EUR (f)	1,000	1,141
		2,881
Hong Kong 0.4%
Nord Anglia Education
Term Loan, 3.25%, (3M EURIBOR + 3.25%), 06/26/24, EUR (f)	500	572
Ireland 0.0%
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (f)	58	57
Luxembourg 0.4%
Eircom Finco SARL
Term Loan B-6, 3.25%, (3M LIBOR + 3.25%), 05/31/22, EUR (f)	561	648
Sweden 0.8%
Verisure Holding AB
Term Loan B-1, 0.00%, (3M EURIBOR + 3.00%), 10/21/22, EUR (f) (n)	1,000	1,141
	Shares/Par[1]	Value ($)
United Kingdom 1.6%
EG Group Ltd.
Term Loan B, 0.00%, (3M EURIBOR + 4.00%), 01/31/25, EUR (f) (n)	336	387
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 02/01/25 (f)	63	62
Term Loan B, 4.00%, (3M LIBOR + 4.00%), 02/02/25, EUR (f)	663	765
R&R Ice Cream France SAS
Term Loan, 2.63%, (3M EURIBOR + 2.63%), 01/24/25, EUR (f)	1,000	1,156
		2,370
United States of America 19.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (f)	870	867
Access CIG LLC
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/14/25 (f)	10	10
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/15/25 (f) (n)	1	1
Delayed Draw Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/27/25 (f)	1	1
Accudyne Industries LLC
Term Loan, 5.23%, (3M LIBOR + 3.25%), 08/02/24 (f)	95	95
AECOM Technology Corp.
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/13/25 (f)	23	23
Albertsons LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/02/23 (f) (n)	293	293
AlixPartners LLP
Term Loan B, 5.05%, (3M LIBOR + 2.75%), 03/28/24 (f)	109	108
Alliant Holdings I Inc.
Term Loan B, 5.05%, (3M LIBOR + 3.00%), 05/07/25 (f)	43	43
Allied Universal Holdco LLC
Term Loan, 5.84%, (3M LIBOR + 3.75%), 07/28/22 (f)	35	35
Alpha 3 BV
Term Loan B-1, 5.30%, (3M LIBOR + 3.00%), 01/31/24 (f)	54	54
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 08/15/24 (f)	114	106
2nd Lien Term Loan, 9.84%, (3M LIBOR + 7.75%), 08/09/25 (f)	50	41
Altice US Finance I Corp.
Term Loan B, 4.23%, (3M LIBOR + 2.25%), 07/15/25 (f)	163	161
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 10/31/23 (f)	72	72
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (f)	70	70
AmWINS Group Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 01/19/24 (f)	66	66
Term Loan B, 4.76%, (3M LIBOR + 2.75%), 01/19/24 (f)	27	27
Applied Systems Inc.
1st Lien Term Loan, 9.30%, (3M LIBOR + 7.00%), 09/15/25 (f)	66	68
Ardent Health Partners
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 06/20/25 (f) (n)	15	15
Aristocrat Technologies Inc.
1st Lien Term Loan, 4.11%, (3M LIBOR + 1.75%), 10/19/24 (f)	30	30
Asurion LLC
Term Loan B-7, 0.00%, (3M LIBOR + 3.00%), 11/15/24 (f) (n)	96	96

See accompanying Notes to Financial Statements.

9

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Asurion, LLC - Second Lien TLB-2
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.00%), 07/13/25 (f) (n)	31	31
Avantor Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 09/22/24 (f)	151	152
Avaya Inc.
Term Loan B, 6.32%, (3M LIBOR + 4.25%), 11/09/24 (f) (k)	50	50
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.05%, (1M LIBOR + 1.75%), 06/01/24 (f)	57	57
Belron Finance US LLC
Term Loan B, 4.86%, (3M LIBOR + 2.50%), 11/15/24 (f)	30	30
Berry Global Inc.
Term Loan Q, 3.98%, (3M LIBOR + 2.00%), 10/01/22 (f)	47	46
Term Loan Q, 4.05%, (3M LIBOR + 2.00%), 10/01/22 (f)	30	30
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (f)	79	78
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.00%), 05/31/25 (f)	33	33
BMC Software Finance Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 09/10/22 (f)	29	29
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/30/25 (c) (f) (n)	477	474
Boyd Gaming Corp.
Term Loan B-3, 4.49%, (3M LIBOR + 2.50%), 09/15/23 (f)	50	50
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/16/24 (f)	1	1
Term Loan, 6.61%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (f)	187	187
Brazos Delaware II LLC
Term Loan B, 6.09%, (3M LIBOR + 4.00%), 05/16/25 (f)	35	35
Bright Horizons Family Solutions Inc.
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 11/07/23 (f)	75	75
California Resources Corp.
1st Lien Term Loan, 6.84%, (3M LIBOR + 4.75%), 11/08/22 (f)	30	30
Camelot UK Holdco Ltd.
Term Loan, 5.34%, (1M LIBOR + 3.25%), 10/03/23 (f)	59	59
Catalent Pharma Solutions Inc.
Term Loan B, 4.23%, (1M LIBOR + 2.25%), 05/08/21 (f)	10	10
CBS Radio Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 11/18/24 (f)	82	81
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (f)	682	667
Ceva Group Plc
Letter of Credit, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (c) (f)	41	41
Ceva Intercompany BV
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (f)	17	17
Ceva Logistics Canada ULC
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (f)	9	9
Ceva Logistics US Holdings Inc.
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/12/21 (f)	68	68
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (f)	64	63
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (f)	1,075	1,073
	Shares/Par[1]	Value ($)
Chesapeake Energy Corp.
Term Loan, 9.59%, (3M LIBOR + 7.50%), 08/16/21 (f)	100	105
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.36%, (3M LIBOR + 3.00%), 06/07/23 (f)	68	68
Chobani LLC
Term Loan, 5.48%, (3M LIBOR + 3.50%), 10/09/23 (f)	43	43
CityCenter Holdings LLC
Term Loan B, 4.23%, (1M LIBOR + 2.25%), 04/14/24 (f)	77	76
Clark Equipment Co.
Term Loan B, 4.30%, (1M LIBOR + 2.00%), 05/18/24 (f)	29	29
Community Health Systems Inc.
Term Loan G, 5.31%, (1M LIBOR + 2.75%), 12/14/19 (f)	61	61
Concentra Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 2.75%), 06/01/22 (f)	25	25
Connolly Corp.
Term Loan, 4.56%, (3M LIBOR + 2.50%), 09/23/23 (f)	23	23
Term Loan, 4.56%, (3M LIBOR + 2.25%), 09/23/23 (f)	31	31
Continental Building Products Inc.
Term Loan, 4.23%, (3M LIBOR + 2.25%), 08/18/23 (f)	78	78
Cortes NP Acquisition Corp.
Term Loan B, 6.00%, (3M LIBOR + 4.00%), 11/30/23 (f)	84	83
CSC Holdings LLC
1st Lien Term Loan, 4.32%, (3M LIBOR + 2.25%), 07/15/25 (f)	139	138
Term Loan B, 4.57%, (3M LIBOR + 2.50%), 01/12/26 (f)	70	70
CVS Holdings I LP
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/01/25 (f)	25	25
Cyan Blue Holdco 3 Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 07/24/24 (f) (n)	25	25
Cypress Semiconductor Corp.
Term Loan B, 4.35%, (1M LIBOR + 2.25%), 06/15/21 (f)	437	438
Digicel International Finance Ltd.
Term Loan B, 5.61%, (3M LIBOR + 3.25%), 05/27/24 (f)	22	21
DJO Finance LLC
Term Loan, 5.34%, (3M LIBOR + 3.25%), 06/27/20 (f)	45	45
Term Loan, 5.56%, (3M LIBOR + 3.25%), 06/27/20 (f)	45	45
Energizer Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 06/19/25 (f) (n)	14	14
Envision Healthcare Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 12/01/23 (f)	258	257
Equian LLC
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 05/20/24 (f)	40	40
Filtration Group Corp.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.00%), 03/27/25 (f)	105	105
First Data Corp.
Term Loan, 3.84%, (3M LIBOR + 1.75%), 06/02/20 (f)	1,184	1,182
Term Loan, 4.09%, (1M LIBOR + 2.00%), 04/26/24 (f)	120	120
Flex Acquisition Co.Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/20/25 (f) (n)	35	35
Flexential Intermediate Corp.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/24/24 (f)	45	44

See accompanying Notes to Financial Statements.

10

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Gavilan Resources LLC
2nd Lien Term Loan, 8.09%, (3M LIBOR + 6.00%), 02/24/24 (f)	56	55
Gentiva Health Services Inc.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (f) (n)	361	358
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (f) (n)	576	572
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.00%), 06/21/26 (c) (f) (n)	90	91
Go Daddy Operating Co. LLC
Term Loan, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (f)	75	75
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	1,594	1,632
GrafTech Finance Inc.
Term Loan B, 5.50%, (3M LIBOR + 3.50%), 02/01/25 (f)	40	40
Greeneden US Holdings II LLC
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 12/01/23 (f)	30	30
Grifols Worldwide Operations USA Inc.
Term Loan, 4.22%, (3M LIBOR + 2.25%), 01/24/25 (f)	148	148
Gruden Acquisition Inc.
Term Loan, 7.80%, (3M LIBOR + 5.50%), 08/18/22 (f)	54	55
GTT Communications Inc.
Term Loan B, 4.88%, (3M LIBOR + 2.75%), 04/26/25 (f)	19	19
GVC Holdings Plc
Term Loan, 4.48%, (3M LIBOR + 2.50%), 03/15/24 (f)	25	25
HCA Inc.
Term Loan B-10, 4.09%, (3M LIBOR + 2.00%), 03/07/25 (f)	60	60
HD Supply Inc.
Term Loan B-3, 4.55%, (3M LIBOR + 2.25%), 08/13/21 (f)	61	61
Hearthside Food Solutions LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 05/17/25 (f)	19	19
Hireright Holdings LLC
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 06/30/25 (f) (n)	27	27
Hostess Brands LLC
Term Loan, 4.23%, (3M LIBOR + 2.25%), 08/03/23 (f)	73	73
HUB International Ltd.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 04/25/25 (f)	45	45
Hyland Software Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 07/01/22 (f)	35	35
IG Investment Holdings LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 05/14/25 (f)	55	55
Informatica LLC
Term Loan, 5.23%, (3M LIBOR + 3.25%), 08/05/22 - 08/06/22 (f)	851	852
Intelsat Jackson Holdings SA
Term Loan B-4, 6.47%, (3M LIBOR + 4.50%), 01/14/24 (f)	39	40
IQOR US Inc.
Term Loan, 7.31%, (3M LIBOR + 5.00%), 04/01/21 (f)	20	20
IRB Holding Corp.
1st Lien Term Loan, 5.28%, (3M LIBOR + 3.25%), 01/17/25 (f)	16	16
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/18/25 (f)	20	20
JBS USA LLC
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 10/30/22 (f)	12	12
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 06/30/24 (f)	69	69
	Shares/Par[1]	Value ($)
KAR Auction Services Inc.
Term Loan B-5, 4.81%, (3M LIBOR + 2.50%), 03/06/23 (f)	69	69
KFC Holding Co.
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/29/25 (f)	80	79
Kingpin Intermediate Holdings LLC
1st Lien Term Loan B, 6.35%, (3M LIBOR + 4.25%), 06/26/24 (f)	30	30
Kronos Inc.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 11/01/23 (f)	108	108
Level 3 Financing Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 02/16/24 (f)	165	164
Lifescan Global Corp.
Term Loan, 0.00%, (3M LIBOR + 6.00%), 06/06/24 (f) (n)	9	9
Lions Gate Capital Holdings LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 03/20/25 (f)	597	594
Lucid Energy Group II LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (f)	35	35
MacDermid Inc.
Term Loan B-7, 4.59%, (3M LIBOR + 2.50%), 06/07/20 (f)	91	91
Term Loan B-6, 5.09%, (3M LIBOR + 3.00%), 06/07/23 (f)	141	141
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/15/25 (f) (n)	4	4
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (f)	29	29
Delayed Draw Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (f)	—	—
McAfee LLC
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/20/24 (f) (n)	—	—
Term Loan B, 6.47%, (3M LIBOR + 4.50%), 09/20/24 (f)	1,405	1,411
Term Loan B, 0.00%, (3M LIBOR + 8.50%), 09/30/25 (f) (n)	275	279
Term Loan B, 10.47%, (3M LIBOR + 8.50%), 09/30/25 (f)	1,250	1,267
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/31/24 (f)	30	30
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.01%, (3M LIBOR + 2.00%), 04/20/23 (f)	146	145
Michaels Stores Inc.
Term Loan B-1, 4.48%, (3M LIBOR + 2.50%), 01/27/23 (f)	11	11
Term Loan B-1, 4.56%, (3M LIBOR + 2.50%), 01/27/23 (f)	12	12
Term Loan B-1, 4.59%, (3M LIBOR + 2.50%), 01/27/23 (f)	2	2
Microchip Technology Inc.
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 05/16/25 (f)	932	930
Micron Technology Inc.
Term Loan, 3.74%, (3M LIBOR + 2.00%), 04/26/22 (f)	940	941
Midcoast Operating LP
Term Loan B, 0.00%, (3M LIBOR + 5.50%), 06/30/25 (c) (f) (n)	24	24
Mission Broadcasting Inc.
Term Loan B-2, 4.48%, (3M LIBOR + 2.50%), 01/17/24 (f)	4	4
Mitchell International Inc.
Delayed Draw Term Loan, 5.22%, (3M LIBOR + 3.25%), 11/21/24 (f)	7	7
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 11/21/24 (f)	87	86
2nd Lien Term Loan, 9.23%, (3M LIBOR + 7.25%), 12/01/25 (f)	30	30

See accompanying Notes to Financial Statements.

11

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
MPH Acquisition Holdings LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (f)	84	84
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.00%), 10/27/24 (f)	41	41
Nautilus Power LLC
Term Loan B, 6.23%, (3M LIBOR + 4.25%), 04/28/24 (f)	11	11
New LightSquared LLC
Term Loan, 11.07%, (3M LIBOR + 8.75%), 06/15/20 (f)	86	70
Nexstar Broadcasting Inc.
Term Loan B-2, 4.48%, (3M LIBOR + 2.50%), 01/17/24 (f)	34	34
NVA Holdings Inc.
Term Loan B-3, 4.84%, (3M LIBOR + 2.75%), 01/31/25 (f)	2	2
ON Semiconductor Corp.
1st Lien Term Loan B, 3.73%, (3M LIBOR + 1.75%), 03/31/23 (f)	316	316
Optiv Security Inc.
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/27/24 (f)	54	53
2nd Lien Term Loan, 9.25%, (3M LIBOR + 7.25%), 01/20/25 (f)	15	14
Ortho-Clinical Diagnostics SA
Term Loan B, 5.73%, (3M LIBOR + 3.25%), 06/30/21 (f)	92	92
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/31/25 (f) (n)	85	85
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 06/01/25 (f)	40	40
Oryx Southern Delaware Holdings LLC
Term Loan, 5.23%, (3M LIBOR + 3.25%), 02/26/25 (c) (f)	30	30
Parexel International Corp.
Term Loan B, 4.84%, (3M LIBOR + 3.00%), 08/06/24 (f)	50	49
Party City Holdings Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.75%), 08/19/22 (f)	12	12
Term Loan B, 4.81%, (3M LIBOR + 2.75%), 08/19/22 (f)	11	11
Term Loan B, 5.28%, (3M LIBOR + 2.75%), 08/19/22 (f)	11	11
Peak 10 Inc.
Term Loan, 9.61%, (3M LIBOR + 7.25%), 07/21/25 (f)	15	15
Petco Animal Supplies Inc.
Term Loan B, 5.61%, (3M LIBOR + 3.00%), 01/12/23 (f)	31	23
Pike Corp.
Term Loan B, 5.49%, (3M LIBOR + 3.50%), 03/13/25 (f)	24	24
Pinnacle Foods Finance LLC
Term Loan B, 3.75%, (3M LIBOR + 1.75%), 02/02/24 (f)	43	43
PowerSchool
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/15/25 (c) (f) (n)	23	23
PQ Corp.
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 02/08/25 (f)	59	59
Prestige Brands Inc.
Term Loan B-4, 3.98%, (3M LIBOR + 2.00%), 01/20/24 (f)	75	74
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 04/26/24 (f)	49	49
Quintiles IMS Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.00%), 03/07/24, EUR (f)	995	1,148
Term Loan, 4.30%, (3M LIBOR + 2.00%), 03/07/24 (f)	93	93
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.36%, (1M LIBOR + 3.00%), 11/03/23 (f)	143	141
	Shares/Par[1]	Value ($)
Radiate Holdco LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/09/23 (f)	74	73
Reece Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 06/01/25 (f) (n)	25	25
Rexnord LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 08/21/24 (f)	44	44
RPI Finance Trust
Term Loan B-6, 4.30%, (3M LIBOR + 2.00%), 03/13/23 (f)	63	63
Sabre GLBL Inc.
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 02/22/24 (f)	788	786
SBA Senior Finance II LLC
Term Loan B, 3.99%, (3M LIBOR + 2.00%), 03/26/25 (f)	26	26
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/11/21 (f)	35	34
2nd Lien Term Loan, 7.73%, (3M LIBOR + 5.75%), 02/11/22 (f)	42	43
2nd Lien Term Loan, 8.06%, (3M LIBOR + 5.75%), 02/11/22 (f)	13	13
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 10/21/23 (f)	14	12
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 10/21/23 (f)	50	43
1st Lien Term Loan, 10.33%, (3M LIBOR + 8.00%), 10/21/24 (f)	38	25
ServiceMaster Co.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 11/08/23 (f)	103	102
Sinclair Television Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 12/11/24 (f) (n)	35	35
SolarWinds Holdings Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 02/06/24 (f)	90	89
Solera LLC
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/03/23 (f)	49	49
Sophia LP
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (f)	59	58
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (f) (n)	14	14
Spectrum Brands Inc.
Term Loan B, 4.06%, (3M LIBOR + 2.00%), 06/23/22 (f)	41	41
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 06/23/22 (f)	7	7
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 06/23/22 (f)	36	36
Term Loan B, 4.36%, (3M LIBOR + 2.00%), 06/23/22 (f)	27	27
Spin Holdco Inc.
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 11/14/22 (f)	56	56
SRS Distribution Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 05/19/25 (f)	50	49
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (f)	76	76
SS&C Technologies Inc.
Term Loan B-3, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (f)	200	200
Staples Inc.
Term Loan B, 6.36%, (3M LIBOR + 4.00%), 08/15/24 (f)	200	197
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/12/24 (f) (n)	290	286

See accompanying Notes to Financial Statements.

12

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Stars Group Holdings BV
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 03/28/25 (f)	67	67
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (f) (n)	129	129
Station Casinos LLC
Term Loan B, 4.49%, (3M LIBOR + 2.50%), 05/24/23 (f)	75	75
Team Health Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 01/12/24 (f)	99	96
Telenet Financing USD LLC
Term Loan AN, 4.32%, (3M LIBOR + 2.25%), 08/31/26 (f)	95	94
Tempo Acquisition LLC
Term Loan, 4.98%, (3M LIBOR + 3.00%), 04/20/24 (f)	99	98
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/04/23 (f)	136	135
TIBCO Software Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.50%), 02/01/25 (f)	35	35
Titan Acquisition Ltd.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 03/16/25 (f)	85	83
TKC Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/08/23 (f)	99	98
Trader Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 09/28/23 (f)	28	27
TransDigm Inc.
Term Loan E, 4.48%, (3M LIBOR + 2.75%), 06/09/23 (f)	1	1
Term Loan E, 5.05%, (3M LIBOR + 2.75%), 06/09/23 (f)	96	95
U.S. Foods Inc.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 06/27/23 (f)	123	122
Unitymedia Finance LLC
Term Loan B, 4.32%, (3M LIBOR + 2.25%), 09/30/25 (f)	90	89
Unitymedia Hessen GmbH & Co. KG
Term Loan E, 4.07%, (3M LIBOR + 2.00%), 05/24/23 (f)	169	168
USI Inc.
Term Loan, 5.30%, (3M LIBOR + 3.00%), 05/16/24 (f)	40	39
Valeant Pharmaceuticals International Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 05/17/25 (f) (n)	275	274
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (f)	241	240
VF Holding Corp.
Term Loan, 5.23%, (3M LIBOR + 3.25%), 06/30/23 (f)	84	83
VICI Properties 1 LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 12/13/24 (f)	81	80
Virgin Media Bristol LLC
Term Loan K, 4.57%, (3M LIBOR + 2.50%), 02/10/26 (f)	116	115
Vistra Energy Corp.
1st Lien Term Loan B-3, 4.06%, (3M LIBOR + 2.00%), 12/11/25 (f)	60	60
Weight Watchers International Inc.
Term Loan, 6.76%, (3M LIBOR + 4.75%), 11/16/24 (f)	3	3
Term Loan, 7.06%, (3M LIBOR + 4.75%), 11/16/24 (f)	14	15
West Corp.
Term Loan B-1, 5.48%, (3M LIBOR + 3.50%), 10/10/24 (f)	75	74
Western Digital Corp.
Term Loan B-4, 0.00%, (3M LIBOR + 1.75%), 04/29/23 (f) (n)	200	200
	Shares/Par[1]	Value ($)
Term Loan B-4, 3.71%, (3M LIBOR + 1.75%), 04/29/23 (f)	544	543
WEX Inc.
Term Loan B-2, 3.46%, (3M LIBOR + 1.50%), 04/29/23 (f)	242	243
Term Loan B-2, 4.35%, (3M LIBOR + 2.25%), 06/30/24 (f)	92	92
Wrangler Buyer Corp.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 09/20/24 (f)	35	35
Wyndham Hotels & Resorts Inc.
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 03/29/25 (f)	45	45
Ziggo Secured Finance Partnership
Term Loan E, 4.57%, (3M LIBOR + 2.50%), 04/15/25 (f)	105	104
		28,833
Total Senior Loan Interests (cost $38,203)		37,734
GOVERNMENT AND AGENCY OBLIGATIONS 8.6%
Argentina 0.3%
Argentina Republic Government International Bond
6.88%, 04/22/21	425	424
Belarus 0.1%
Republic of Belarus International Bond
6.88%, 02/28/23 (d)	200	207
Cote D'Ivoire 0.1%
Ivory Coast Government International Bond
5.75%, 12/31/32 (d)	95	88
Croatia 0.3%
Croatia Government International Bond
3.88%, 05/30/22, EUR (d)	400	516
Egypt 0.1%
Egypt Government International Bond
6.13%, 01/31/22 (d)	200	197
Hungary 0.2%
Hungary Government International Bond
5.38%, 03/25/24	320	340
Indonesia 0.4%
Indonesia Government International Bond
2.88%, 07/08/21, EUR (d)	440	544
Luxembourg 0.1%
European Investment Bank
1.38%, 09/15/21, EUR	100	123
Russian Federation 0.4%
Russia Government International Bond
5.00%, 04/29/20 (d)	600	614
Serbia 0.6%
Republic of Serbia
5.88%, 12/03/18 (d)	520	525
Serbia International Bond
4.88%, 02/25/20 (d)	400	406
		931
Ukraine 0.2%
Ukraine Government International Bond
7.75%, 09/01/21 (d)	300	295
United States of America 5.7%
U.S. Treasury Bond
3.00%, 05/15/47 - 02/15/48	6,764	6,778
U.S. Treasury Note
2.25%, 11/15/27	625	594
2.88%, 05/15/28	1,225	1,227
		8,599
Venezuela 0.1%
Petroleos de Venezuela SA
0.00%, 11/15/26 - 05/17/35 (a) (d) (l)	400	87
Total Government And Agency Obligations (cost $13,047)		12,965
OTHER EQUITY INTERESTS 0.0%
United States of America 0.0%
T-Mobile USA Inc. Escrow (a) (c)	175	—
T-Mobile USA Inc. Escrow (a) (c)	2	—

See accompanying Notes to Financial Statements.

13

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
T-Mobile USA Inc. Escrow (a) (c) (o)	102	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 25.8%
Repurchase Agreements 25.8%
Repurchase Agreements (p)		38,644
Total Short Term Investments (cost $38,825)		38,644
Total Investments 147.1% (cost $227,185)		220,796
Total Securities Sold Short (24.9)% (proceeds $37,797)		(37,338)
Total Purchased Options 0.5% (cost $883)		741
Other Derivative Instruments (0.2)%		(367)
Other Assets and Liabilities, Net (22.5)%		(33,759)
Total Net Assets 100.0%		150,073

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $48,051 and 32.0%, respectively.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Convertible security.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.9% of the Fund’s net assets.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(n) This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) For repurchase agreements held at June 30, 2018, see Repurchase Agreements in the Schedules of Investments.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (24.9%)
CORPORATE BONDS AND NOTES (16.8%)
Canada (0.4%)
Bombardier Inc.
7.50%, 03/15/25 (a)	(252)	(263)
Magna International Inc.
1.50%, 09/25/27, EUR	(150)	(177)
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)	(115)	(108)
		(548)
China (0.3%)
Bank of Communications Co. Ltd.
5.00%, (callable at 100 beginning 07/29/20) (b) (c) (d)	(200)	(201)
Industrial & Commercial Bank of China Ltd.
6.00%, (callable at 100 beginning 12/10/19) (b) (c) (d)	(200)	(205)
		(406)
Denmark (0.3%)
AP Moller-Maersk A/S
1.75%, 03/16/26, EUR (d)	(150)	(172)
Carlsberg Breweries A/S
2.50%, 05/28/24, EUR (d)	(200)	(255)
		(427)
France (0.9%)
AXA SA
3.25%, 05/28/49, EUR (d)	(100)	(112)
CMA CGM SA
6.50%, 07/15/22, EUR (d)	(220)	(240)
Iliad SA
1.88%, 04/25/25, EUR (d)	(300)	(341)
Mobilux Finance SAS
5.50%, 11/15/24, EUR (d)	(100)	(113)
Rallye SA
5.00%, 10/15/18, EUR	(100)	(116)
Tereos Finance Groupe I SA
4.13%, 06/16/23, EUR (d)	(200)	(220)
Vallourec SA
6.63%, 10/15/22, EUR (d)	(200)	(237)
		(1,379)
	Shares/Par[1]	Value ($)
Germany (1.5%)
Bayer US Finance II LLC
4.88%, 06/25/48 (a)	(575)	(582)
BMW Finance NV
1.13%, 01/10/28, EUR (d)	(150)	(170)
Daimler AG
1.38%, 05/11/28, EUR (d)	(150)	(170)
Daimler International Finance BV
1.00%, 11/11/25, EUR (d)	(100)	(114)
Deutsche Bank AG
6.25%, (callable at 100 beginning 04/30/20) (b) (c) (d)	(600)	(539)
Hapag-Lloyd AG
6.75%, 02/01/22, EUR (d)	(110)	(130)
Heidelbergcement Finance Luxembourg SA
1.75%, 04/24/28, EUR (d)	(115)	(133)
Progroup AG
3.00%, 03/31/26, EUR (d)	(300)	(343)
Volkswagen International Finance NV
3.50%, (callable at 100 beginning 03/20/30), EUR (b) (d)	(100)	(106)
		(2,287)
Ireland (0.2%)
AIB Group Plc
1.50%, 03/29/23, EUR (d)	(200)	(233)
Italy (0.3%)
Autostrade per l'italia SpA
1.88%, 09/26/29, EUR (d)	(150)	(166)
Nexi Capital SpA
3.63%, (3M EURIBOR + 3.63%), 05/01/23, EUR (d) (e)	(200)	(231)
4.13%, 11/01/23, EUR (d)	(100)	(115)
		(512)
Luxembourg (0.8%)
Altice Luxembourg SA
7.25%, 05/15/22, EUR (d)	(1,070)	(1,258)
Netherlands (1.1%)
Heineken Holding NV
1.50%, 10/03/29, EUR (d)	(150)	(175)

See accompanying Notes to Financial Statements.

14

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Hema Bondco I BV
6.25%, (3M EURIBOR + 6.25%), 07/15/22, EUR (d) (e)	(200)	(226)
Koninklijke Philips NV
1.38%, 05/02/28, EUR (d)	(150)	(175)
NN Group NV
4.63%, 01/13/48, EUR (d)	(100)	(124)
Sigma Holdco BV
5.75%, 05/15/26, EUR (d)	(200)	(218)
Sunshine Mid BV
6.50%, 05/15/26, EUR (d)	(110)	(123)
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/24	(600)	(600)
3.15%, 10/01/26	(25)	(20)
		(1,661)
South Africa (0.3%)
Eskom Holdings SOC Ltd.
5.75%, 01/26/21 (d)	(200)	(195)
6.75%, 08/06/23 (d)	(200)	(192)
		(387)
Spain (0.7%)
Cellnex Telecom SA
2.88%, 04/18/25, EUR (d)	(400)	(474)
Gestamp Automocion SA
3.25%, 04/30/26, EUR (d)	(300)	(337)
Grupo Antolin Irausa SA
3.25%, 04/30/24, EUR (d)	(100)	(113)
Naviera Armas SA
4.25%, (3M EURIBOR + 4.25%), 11/15/24, EUR (d) (e)	(100)	(115)
		(1,039)
United Kingdom (0.5%)
BAT International Finance Plc
2.25%, 01/16/30, EUR (d)	(100)	(117)
Rolls-Royce Holdings Plc
1.63%, 05/09/28, EUR (d)	(150)	(175)
Vodafone Group Plc
1.88%, 11/20/29, EUR (d)	(300)	(347)
Wagamama Finance Plc
4.13%, 07/01/22, GBP (d)	(100)	(129)
		(768)
United States of America (9.5%)
Actavis Funding SCS
3.80%, 03/15/25	(330)	(321)
4.55%, 03/15/35	(525)	(499)
Amazon.com Inc.
4.05%, 08/22/47	(575)	(563)
AT&T Inc.
5.15%, 02/15/50 (a)	(430)	(402)
Avis Budget Car Rental LLC
5.50%, 04/01/23	(275)	(269)
BWAY Holding Co.
7.25%, 04/15/25 (a)	(30)	(29)
CCO Holdings LLC
5.75%, 02/15/26 (a)	(420)	(414)
Citigroup Inc.
4.08%, 04/23/29	(645)	(633)
Comcast Corp.
3.55%, 05/01/28	(575)	(550)
4.00%, 08/15/47	(640)	(570)
4.00%, 03/01/48	(610)	(543)
Coty Inc.
4.75%, 04/15/26, EUR (d)	(110)	(126)
Diamond 1 Finance Corp.
5.45%, 06/15/23 (a)	(645)	(676)
Discovery Communications LLC
3.95%, 03/20/28	(860)	(818)
ERAC USA Finance LLC
3.80%, 11/01/25 (a)	(525)	(518)
Express Scripts Holding Co.
4.80%, 07/15/46	(995)	(952)
Exxon Mobil Corp.
4.11%, 03/01/46	(640)	(654)
	Shares/Par[1]	Value ($)
HCA Inc.
5.38%, 02/01/25	(250)	(247)
Hertz Corp.
7.63%, 06/01/22 (a)	(87)	(84)
6.25%, 10/15/22	(100)	(89)
Intel Corp.
3.73%, 12/08/47	(575)	(544)
Kennametal Inc.
3.88%, 02/15/22	(38)	(38)
L Brands Inc.
5.25%, 02/01/28	(125)	(112)
6.88%, 11/01/35	(83)	(74)
Levi Strauss & Co.
3.38%, 03/15/27, EUR	(250)	(295)
LKQ European Holdings BV
3.63%, 04/01/26, EUR (d)	(200)	(234)
Microsoft Corp.
4.25%, 02/06/47	(575)	(612)
Philip Morris International Inc.
2.75%, 02/25/26	(1,065)	(990)
QUALCOMM Inc.
3.25%, 05/20/27	(725)	(678)
Seagate HDD Cayman
4.75%, 01/01/25	(305)	(294)
Sprint Capital Corp.
6.88%, 11/15/28	(335)	(323)
Tenet Healthcare Corp.
6.75%, 06/15/23	(325)	(324)
Viacom Inc.
3.45%, 10/04/26	(228)	(209)
Walt Disney Co.
4.13%, 06/01/44	(640)	(620)
		(14,304)
Total Corporate Bonds And Notes (proceeds $25,755)		(25,209)
GOVERNMENT AND AGENCY OBLIGATIONS (8.1%)
Italy (0.1%)
Italy Buoni Poliennali Del Tesoro
0.95%, 03/01/23, EUR (d)	(150)	(169)
Spain (0.4%)
Spain Government Bond
1.40%, 04/30/28, EUR (a)	(490)	(577)
United Kingdom (0.2%)
United Kingdom Gilt Treasury Bond
3.50%, 07/22/68, GBP (d)	(130)	(286)
United States of America (7.4%)
U.S. Treasury Bond
2.75%, 08/15/47	(1,925)	(1,836)
2.75%, 11/15/47	(2,936)	(2,800)
U.S. Treasury Note
2.63%, 05/15/21	(520)	(520)
2.75%, 05/31/23	(2,495)	(2,498)
2.25%, 12/31/24	(400)	(387)
2.88%, 05/31/25	(1,973)	(1,981)
2.75%, 02/15/28	(1,084)	(1,075)
		(11,097)
Total Government And Agency Obligations (proceeds $12,042)		(12,129)
Total Securities Sold Short (24.9%) (proceeds $37,797)		(37,338)

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $3,653 and 2.4%, respectively.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain

See accompanying Notes to Financial Statements.

15

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BBP	United Kingdom Gilt Treasury Bond, 3.50%, due 07/22/68, GBP	130	286	0.42	02/01/18	Open	274	208	274
BBP	Tereos Finance Groupe I SA, 4.13%, due 06/16/23, EUR	100	110	(1.00)	02/16/18	Open	122	105	122
BBP	Wagamama Finance Plc, 4.13%, due 07/01/22, GBP	100	129	(2.00)	03/01/18	Open	130	98	130
BBP	Altice SA, 7.25%, due 05/15/22, EUR	200	235	(3.50)	04/16/18	Open	237	203	237
BBP	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	200	226	(1.50)	04/27/18	Open	235	201	235
BBP	CMA CGM SA, 6.50%, due 07/15/22, EUR	110	120	(1.50)	05/03/18	Open	133	114	133
BBP	Hapag-Lloyd AG, 6.75%, due 02/01/22, EUR	110	130	(2.50)	05/03/18	Open	138	118	138
BBP	Altice SA, 7.25%, due 05/15/22, EUR	100	118	(3.75)	05/04/18	Open	117	101	117
BBP	Altice SA, 7.25%, due 05/15/22, EUR	148	174	(3.75)	05/04/18	Open	174	149	174
BBP	Mobilux Finance SAS, 5.50%, due 11/15/24, EUR	100	113	(2.25)	05/08/18	Open	123	106	123
BBP	Coty Inc., 4.75%, due 04/15/26, EUR	110	126	(1.60)	05/10/18	Open	129	111	129
BBP	Gestamp Automocion SA, 3.25%, due 04/30/26, EUR	100	112	(0.90)	05/17/18	Open	115	99	115
BBP	Gestamp Automocion SA, 3.25%, due 04/30/26, EUR	100	112	(0.90)	05/18/18	Open	115	99	115
BBP	Iliad SA, 1.88%, due 04/25/25, EUR	200	227	(1.75)	05/18/18	Open	226	194	226
BBP	LKQ European Holdings BV, 3.63%, due 04/01/26, EUR	200	234	(1.30)	05/22/18	Open	234	201	234
BBP	Bank of Communications Co. Ltd., 5.00%, perpetual	200	201	(0.25)	05/25/18	Open	206	206	206
BBP	Sunshine Mid BV, 6.50%, due 05/15/26, EUR	110	123	(2.60)	05/31/18	Open	125	107	125
BBP	Heidelbergcement Finance Luxembourg SA, 1.75%, due 04/24/28, EUR	15	17	(1.00)	06/08/18	Open	17	15	17
BBP	Progroup AG, 3.00%, due 03/31/26, EUR	100	114	(1.50)	06/11/18	Open	117	100	117
BBP	Heidelbergcement Finance Luxembourg SA, 1.75%, due 04/24/28, EUR	50	58	(1.00)	06/11/18	Open	57	49	57
BBP	Naviera Armas SA, 4.25%, due 11/15/24, EUR	100	115	(1.65)	06/12/18	Open	116	99	116
BBP	Magna International Inc., 1.50%, due 09/25/27, EUR	150	177	(1.10)	06/12/18	Open	177	152	177
BBP	Daimler AG, 1.38%, due 05/11/28, EUR	50	57	(1.15)	06/12/18	Open	57	49	57
BBP	BMW Finance NV, 1.13%, due 01/10/28, EUR	150	170	(1.05)	06/12/18	Open	171	146	171
BBP	Nexi Capital SpA, 4.13%, due 11/01/23, EUR	100	115	(2.00)	06/14/18	Open	115	99	115
BBP	Tereos Finance Groupe I SA, 4.13%, due 06/16/23, EUR	100	110	(5.00)	06/14/18	Open	116	100	116
BBP	Heidelbergcement Finance Luxembourg SA, 1.75%, due 04/24/28, EUR	50	58	(1.00)	06/14/18	Open	57	49	57
BBP	Grupo Antolin Irausa SA, 3.25%, due 04/30/24, EUR	100	113	(1.00)	06/15/18	Open	117	100	117
BBP	Sigma Holdco BV, 5.75%, due 05/15/26, EUR	100	109	(1.85)	06/21/18	Open	112	96	112
BCL	Deutsche Bank AG, 6.25%, perpetual	600	538	1.15	03/26/18	Open	616	616	616
BCL	Walt Disney Co., 4.13%, due 06/01/44	640	620	1.25	05/24/18	Open	645	645	645
BCL	Hertz Corp., 6.25%, due 10/15/22	100	89	(4.00)	06/04/18	Open	89	89	89
BCL	L Brands Inc., 5.25%, due 02/01/28	125	112	1.25	06/14/18	Open	98	98	98
BCL	Express Scripts Holding Co., 4.80%, due 07/15/46	385	368	1.25	06/14/18	Open	375	375	375
BCL	L Brands Inc., 6.88%, due 11/01/35	83	74	1.60	06/15/18	Open	76	76	76
BCL	Citigroup Inc., 4.08%, due 04/23/29	645	633	1.60	06/21/18	Open	635	635	635
BCL	Microsoft Corp., 4.25%, due 02/06/47	575	612	1.60	06/28/18	Open	615	615	615
BCL	Intel Corp., 3.73%, due 12/08/47	575	544	1.60	06/28/18	Open	540	540	540
BCL	NOVA Chemicals Corp., 5.25%, due 06/01/27	115	108	1.60	07/02/18	Open	108	108	108
BNP	Altice SA, 7.25%, due 05/15/22, EUR	200	235	(4.00)	05/04/18	Open	236	202	236
BNP	Spain Government Bond, 1.40%, due 04/30/28, EUR	490	577	(0.57)	06/07/18	Open	573	491	573

See accompanying Notes to Financial Statements.

16

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNP	Rallye SA, 5.00%, due 10/15/18, EUR	100	116	(8.00)	06/11/18	Open	120	103	120
BNP	U.S. Treasury Note, 2.63%, due 05/15/21	520	520	2.10	06/29/18	07/02/18	522	522	522
BNP	U.S. Treasury Note, 2.75%, due 05/31/23	2,495	2,498	2.00	06/29/18	07/02/18	2,504	2,504	2,504
CGM	Comcast Corp., 4.00%, due 08/15/47	640	570	1.35	04/27/18	Open	588	588	588
CGM	Kennametal Inc., 3.88%, due 02/15/22	38	38	1.25	05/24/18	Open	38	38	38
CGM	Exxon Mobil Corp., 4.11%, due 03/01/46	640	654	1.30	05/24/18	Open	640	640	640
CGM	Comcast Corp., 4.00%, due 03/01/48	610	543	1.35	05/31/18	Open	550	550	550
CGM	HCA Inc., 5.38%, due 02/01/25	250	247	1.35	06/01/18	Open	250	250	250
CGM	Hertz Corp., 7.63%, due 06/01/22	87	84	1.05	06/07/18	Open	85	85	85
CGM	Discovery Communications LLC, 3.95%, due 03/20/28	860	818	1.35	06/11/18	Open	815	815	815
CGM	AT&T Inc., 5.15%, due 02/15/50	215	201	1.60	06/21/18	Open	208	208	208
CGM	Bayer US Finance II LLC, 4.88%, due 06/25/48	575	582	1.60	06/28/18	Open	574	574	574
CGM	Viacom Inc., 3.45%, due 10/04/26	228	209	1.00	06/28/18	Open	209	209	209
CGM	Amazon.com Inc., 4.05%, due 08/22/47	575	563	1.60	06/28/18	Open	564	564	564
CGM	Avis Budget Car Rental LLC, 5.50%, due 04/01/23	25	24	(0.75)	06/28/18	Open	25	25	25
CGM	CCO Holdings LLC, 5.75%, due 02/15/26	25	25	1.60	06/28/18	Open	25	25	25
CGM	Diamond 1 Finance Corp., 5.45%, due 06/15/23	645	676	1.60	06/29/18	Open	676	676	676
CGM	Sprint Capital Corp., 6.88%, due 11/15/28	235	226	1.60	06/29/18	Open	231	231	231
CGM	Tenet Healthcare Corp., 6.75%, due 06/15/23	275	274	(1.00)	06/29/18	Open	278	278	278
CGM	Comcast Corp., 3.55%, due 05/01/28	575	550	1.35	06/29/18	Open	551	551	551
CGM	Tenet Healthcare Corp., 6.75%, due 06/15/23	325	324	(1.00)	07/02/18	Open	324	324	324
CGM	Sprint Capital Corp., 6.88%, due 11/15/28	335	323	1.60	07/02/18	Open	329	329	329
CSI	Philip Morris International Inc., 2.75%, due 02/25/26	1,065	990	1.00	04/25/18	Open	982	982	982
DUB	U.S. Treasury Bond, 2.75%, due 08/15/47	1,925	1,836	2.15	06/29/18	07/02/18	1,860	1,860	1,860
DUB	U.S. Treasury Note, 2.25%, due 12/31/24	400	387	2.05	06/29/18	07/02/18	391	391	391
DUB	U.S. Treasury Note, 2.88%, due 05/31/25	1,973	1,981	2.10	06/29/18	07/02/18	1,985	1,985	1,985
JPM	Altice SA, 7.25%, due 05/15/22, EUR	110	129	(1.35)	12/18/17	Open	132	113	132
JPM	Vallourec SA, 6.63%, due 10/15/22, EUR	100	119	(1.00)	02/26/18	Open	126	108	126
JPM	Vallourec SA, 6.63%, due 10/15/22, EUR	100	119	(1.65)	02/27/18	Open	125	107	125
JPM	Carlsberg Breweries A/S, 2.50%, due 05/28/24, EUR	200	255	(1.10)	04/03/18	Open	261	224	261
JPM	Altice SA, 7.25%, due 05/15/22, EUR	212	249	(2.70)	04/18/18	Open	254	218	254
JPM	Altice SA, 7.25%, due 05/15/22, EUR	100	118	(2.60)	04/20/18	Open	120	103	120
JPM	Cellnex Telecom SA, 2.88%, due 04/18/25, EUR	100	119	(1.40)	04/27/18	Open	120	103	120
JPM	Cellnex Telecom SA, 2.88%, due 04/18/25, EUR	100	119	(1.35)	05/14/18	Open	120	103	120
JPM	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	100	116	(0.80)	05/21/18	Open	115	98	115
JPM	Iliad SA, 1.88%, due 04/25/25, EUR	100	114	(1.35)	05/21/18	Open	113	97	113
JPM	Progroup AG, 3.00%, due 03/31/26, EUR	100	114	(1.50)	05/22/18	Open	117	100	117
JPM	Progroup AG, 3.00%, due 03/31/26, EUR	100	114	(1.60)	05/22/18	Open	117	100	117
JPM	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	100	116	(0.80)	05/28/18	Open	115	98	115
JPM	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	100	106	(0.80)	06/01/18	Open	113	97	113
JPM	BAT International Finance Plc, 2.25%, due 01/16/30, EUR	100	117	(0.80)	06/01/18	Open	118	101	118
JPM	AXA SA, 3.25%, due 05/28/49, EUR	100	112	(0.80)	06/01/18	Open	113	96	113
JPM	NN Group NV, 4.63%, due 01/13/48, EUR	100	124	(0.80)	06/01/18	Open	127	109	127
JPM	Italy Buoni Poliennali Del Tesoro, 0.95%, due 03/01/23, EUR	150	169	(0.60)	06/05/18	Open	171	146	171
JPM	Autostrade per l'italia SpA, 1.88%, due 09/26/29, EUR	150	166	(0.95)	06/07/18	Open	169	145	169
JPM	Heineken Holding NV, 1.50%, due 10/03/29, EUR	150	175	(0.80)	06/07/18	Open	176	151	176
JPM	Cellnex Telecom SA, 2.88%, due 04/18/25, EUR	100	119	(1.50)	06/07/18	Open	117	101	117
JPM	Rolls-Royce Holdings Plc, 1.63%, due 05/09/28, EUR	150	175	(0.85)	06/08/18	Open	174	149	174
JPM	Cellnex Telecom SA, 2.88%, due 04/18/25, EUR	100	119	(1.50)	06/08/18	Open	117	100	117
JPM	Koninklijke Philips NV, 1.38%, due 05/02/28, EUR	150	175	(0.85)	06/08/18	Open	174	149	174

See accompanying Notes to Financial Statements.

17

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
JPM	Levi Strauss & Co., 3.38%, due 03/15/27, EUR	150	177	(0.95)	06/08/18	Open	180	154	180
JPM	AP Moller-Maersk A/S, 1.75%, due 03/16/26, EUR	150	172	(1.15)	06/11/18	Open	174	149	174
JPM	Daimler International Finance BV, 1.00%, due 11/11/25, EUR	100	114	(1.25)	06/12/18	Open	116	99	116
JPM	Daimler AG, 1.38%, due 05/11/28, EUR	100	114	(1.00)	06/12/18	Open	115	99	115
JPM	Gestamp Automocion SA, 3.25%, due 04/30/26, EUR	100	112	(1.05)	06/13/18	Open	116	99	116
JPM	Nexi Capital SpA, 3.63%, due 05/01/23, EUR	100	116	(1.85)	06/14/18	Open	115	99	115
JPM	CMA CGM SA, 6.50%, due 07/15/22, EUR	110	120	(1.20)	06/15/18	Open	132	113	132
JPM	Industrial & Commercial Bank of China Ltd., 6.00%, perpetual	200	205	1.40	06/15/18	Open	211	211	211
JPM	Sigma Holdco BV, 5.75%, due 05/15/26, EUR	100	109	(2.00)	06/20/18	Open	113	97	113
JPM	Levi Strauss & Co., 3.38%, due 03/15/27, EUR	100	118	(1.00)	06/21/18	Open	121	104	121
JPM	AIB Group Plc, 1.50%, due 03/29/23, EUR	200	233	(0.85)	06/28/18	Open	233	200	233
JPM	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	100	116	(0.80)	06/28/18	Open	118	101	118
JPM	Nexi Capital SpA, 3.63%, due 05/01/23, EUR	100	116	(2.60)	07/02/18	Open	116	100	116
MLP	U.S. Treasury Note, 2.75%, due 02/15/28	1,084	1,075	2.15	06/29/18	07/02/18	1,086	1,086	1,086
NSI	Eskom Holdings SOC Ltd., 5.75%, due 01/26/21	200	194	1.40	05/21/18	Open	201	201	201
NSI	Eskom Holdings SOC Ltd., 6.75%, due 08/06/23	200	192	1.60	06/27/18	Open	198	198	198
RBC	Express Scripts Holding Co., 4.80%, due 07/15/46	610	583	1.15	02/27/18	Open	616	616	616
RBC	Seagate HDD Cayman, 4.75%, due 01/01/25	305	294	1.15	03/22/18	Open	302	302	302
RBC	Actavis Funding SCS, 4.55%, due 03/15/35	525	499	1.40	05/02/18	Open	496	496	496
RBC	Actavis Funding SCS, 3.80%, due 03/15/25	330	321	1.40	05/11/18	Open	318	318	318
RBC	Bombardier Inc., 7.50%, due 03/15/25	177	185	1.40	05/22/18	Open	186	186	186
RBC	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, due 04/15/24	600	600	1.00	05/22/18	Open	592	592	592
RBC	ERAC USA Finance LLC, 3.80%, due 11/01/25	525	518	1.40	05/25/18	Open	518	518	518
RBC	Avis Budget Car Rental LLC, 5.50%, due 04/01/23	250	245	(0.75)	06/14/18	07/05/18	247	248	247
RBC	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	25	20	1.50	06/15/18	Open	21	21	21
RBC	United Rental North America Inc., 5.55%, due 05/15/27	200	195	1.65	06/18/18	Open	206	206	205
RBC	BWAY Holding Co., 7.25%, due 04/15/25	30	29	1.65	06/20/18	Open	30	30	30
RBC	AT&T Inc., 5.15%, due 02/15/50	215	201	1.65	06/21/18	Open	209	209	209
RBC	Qualcomm Inc., 3.25%, due 05/20/27	725	678	1.65	06/22/18	Open	678	678	678
RBC	CCO Holdings LLC, 5.75%, due 02/15/26	395	389	1.65	06/28/18	07/05/18	399	399	399
RBC	U.S. Treasury Bond, 2.75%, due 11/15/47	2,936	2,800	2.05	06/29/18	07/02/18	2,819	2,819	2,819
RBC	Bombardier Inc., 7.50%, due 03/15/25	252	263	1.60	07/02/18	Open	267	267	267
									$38,644

See accompanying Notes to Financial Statements.

18

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Consumer Discretionary 17.1%
1-800-Flowers.com Inc. - Class A (a)	4	50
Aaron's Inc.	2	97
Abercrombie & Fitch Co. - Class A	3	85
Acushnet Holdings Corp.	3	61
Adtalem Global Education Inc. (a)	2	82
AMC Networks Inc. - Class A (a)	2	97
American Axle & Manufacturing Holdings Inc. (a)	6	89
American Eagle Outfitters Inc.	8	175
American Outdoor Brands Corp. (a) (b)	4	50
American Public Education Inc. (a)	2	86
America's Car-Mart Inc. (a)	1	33
Ark Restaurants Corp.	1	15
Asbury Automotive Group Inc. (a)	1	80
Ascena Retail Group Inc. (a)	11	44
Ascent Capital Group Inc. - Class A (a)	1	2
At Home Group Inc. (a)	2	86
AV Homes Inc. (a)	1	13
Barnes & Noble Education Inc. (a)	3	14
Barnes & Noble Inc.	6	40
Bassett Furniture Industries Inc.	1	23
BBX Capital Corp. - Class A	5	41
Bed Bath & Beyond Inc.	5	92
Belmond Ltd. - Class A (a)	4	50
Big 5 Sporting Goods Corp. (b)	3	21
Big Lots Inc.	2	84
Biglari Holdings Inc. - Class A (a)	—	9
Biglari Holdings Inc. - Class B (a)	—	17
BJ's Restaurants Inc.	2	90
Bloomin' Brands Inc.	4	71
Bojangles' Inc. (a)	3	37
Boot Barn Holdings Inc. (a)	2	31
Bridgepoint Education Inc. (a)	1	9
Brinker International Inc. (b)	2	101
Build-A-Bear Workshop Inc. (a)	1	9
Cable One Inc.	—	92
Caleres Inc.	2	79
Callaway Golf Co.	3	62
Cambium Learning Group Inc. (a)	3	28
Camping World Holdings Inc. - Class A (b)	1	28
Capella Education Co.	1	91
Career Education Corp. (a)	5	76
Carriage Services Inc.	1	33
Carrol's Restaurant Group Inc. (a)	2	33
Cavco Industries Inc. (a)	—	48
Central European Media Entertainment Ltd. - Class A (a) (b)	12	48
Century Casinos Inc. (a)	1	12
Century Communities Inc. (a)	1	43
Cheesecake Factory Inc. (b)	2	86
Chico's FAS Inc.	8	66
Childrens Place Retail Stores Inc.	1	85
Choice Hotels International Inc.	1	101
Churchill Downs Inc.	—	76
Chuy's Holdings Inc. (a)	1	33
Cinemark Holdings Inc.	3	98
Citi Trends Inc.	1	23
Clear Channel Outdoor Holdings Inc. - Class A	2	10
Collectors Universe Inc.	1	9
Cooper Tire & Rubber Co.	3	85
Cooper-Standard Holding Inc. (a)	1	114
Core-Mark Holding Co. Inc.	1	29
Cracker Barrel Old Country Store Inc. (b)	1	86
Crocs Inc. (a)	5	87
CSS Industries Inc.	1	19
Culp Inc.	1	32
Daily Journal Corp. (a) (b)	—	11
Dana Holding Corp.	4	71
Dave & Buster's Entertainment Inc. (a)	2	105
Deckers Outdoor Corp. (a)	1	154
Del Frisco's Restaurant Group Inc. (a)	2	22
Del Taco Restaurants Inc. (a)	3	37
	Shares/Par[1]	Value ($)
Delta Apparel Inc. (a)	1	19
Denny's Corp. (a)	5	75
Destination XL Group Inc. (a) (b)	6	14
Dick's Sporting Goods Inc.	3	94
Dillard's Inc. - Class A (b)	1	113
Dine Brands Global Inc.	1	59
Diversified Restaurant Holdings Inc. (a)	3	4
Dixie Group Inc. - Class A (a)	1	2
Dorman Products Inc. (a)	1	97
DSW Inc. - Class A	3	85
Duluth Holdings Inc. - Class B (a)	1	29
El Pollo Loco Holdings Inc. (a)	3	30
Eldorado Resorts Inc. (a) (b)	3	109
Emerald Expositions Events Inc.	1	12
Entravision Communications Corp. - Class A	4	19
Escalade Inc.	2	30
Ethan Allen Interiors Inc.	2	45
EW Scripps Co. - Class A	3	42
Express Inc. (a)	6	54
Fiesta Restaurant Group Inc. (a)	1	41
Five Below Inc. (a)	2	158
Flexsteel Industries Inc.	1	20
Fluent Inc. (a) (b)	3	8
Fossil Group Inc. (a)	1	21
Fox Factory Holding Corp. (a)	2	73
Francesca's Holdings Corp. (a)	3	20
FTD Cos. Inc. (a)	1	4
Gaia Inc. - Class A (a)	1	16
Gannett Co. Inc.	7	78
GCI Liberty Inc. - Class A (a)	2	72
Genesco Inc. (a)	1	38
Gentherm Inc. (a)	2	94
G-III Apparel Group Ltd. (a)	2	103
Global Eagle Entertainment Inc. (a) (b)	5	12
Graham Holdings Co.	—	90
Gray Television Inc. (a)	6	97
Green Brick Partners Inc. (a)	4	37
Group 1 Automotive Inc.	1	77
Groupon Inc. - Class A (a)	18	77
Guess Inc.	3	72
Habit Restaurants Inc. - Class A (a)	1	13
Hamilton Beach Brands Holding Co.	1	24
Haverty Furniture Cos. Inc.	1	31
Helen of Troy Ltd. (a)	1	79
Hemisphere Media Group Inc. - Class A (a)	2	22
Hibbett Sports Inc. (a)	2	36
Hilton Grand Vacations Inc. (a)	3	105
Hooker Furniture Corp.	1	38
Horizon Global Corp. (a)	3	16
Houghton Mifflin Harcourt Co. (a)	4	34
Hovnanian Enterprises Inc. - Class A (a) (b)	9	14
ILG Inc.	5	151
IMAX Corp. (a)	2	50
Installed Building Products Inc. (a)	1	81
iRobot Corp. (a) (b)	1	105
J Alexander's Holdings Inc. (a)	1	16
Jack in the Box Inc.	1	99
John Wiley & Sons Inc. - Class A	2	129
Johnson Outdoors Inc. - Class A	1	52
K12 Inc. (a)	2	29
KB Home	4	100
Kirkland's Inc. (a)	3	30
Laureate Education Inc. - Class A (a)	1	21
La-Z-Boy Inc.	3	86
LCI Industries	1	88
Liberty Expedia Holdings Inc. - Class A (a)	2	103
Liberty Latin America Ltd. - Class A (a)	1	18
Liberty Latin America Ltd. - Class C (a)	1	11
Liberty Tax Inc. - Class A	1	9
Liberty TripAdvisor Holdings Inc. - Class A (a)	6	104
Lifetime Brands Inc.	2	26
Lindblad Expeditions Holdings Inc. (a)	3	35
Lithia Motors Inc. - Class A	1	87
M/I Homes Inc. (a)	3	67
Malibu Boats Inc. - Class A (a)	1	49

See accompanying Notes to Financial Statements.

19

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Marcus Corp.	1	45
Marine Products Corp.	2	39
MarineMax Inc. (a)	2	37
Marriott Vacations Worldwide Corp.	1	130
MCBC Holdings Inc. (a)	1	32
MDC Holdings Inc.	2	73
Meredith Corp. (b)	2	86
Meritage Homes Corp. (a)	4	187
Michaels Cos. Inc. (a)	7	134
Modine Manufacturing Co. (a)	4	79
Monro Inc. (b)	2	96
Motorcar Parts of America Inc. (a) (b)	2	28
Movado Group Inc.	—	22
MSG Networks Inc. - Class A (a)	2	57
Murphy USA Inc. (a)	1	104
Nathan's Famous Inc.	1	48
National CineMedia Inc.	4	35
Nautilus Inc. (a)	2	37
New Home Co. Inc. (a)	2	17
New Media Investment Group Inc.	2	35
New York Times Co. - Class A (b)	6	167
NexStar Media Group Inc. - Class A (b)	2	119
NutriSystem Inc.	1	38
Office Depot Inc.	38	96
Ollie's Bargain Outlet Holdings Inc. (a)	2	172
Overstock.com Inc. (a) (b)	1	19
Oxford Industries Inc.	1	83
Papa John's International Inc. (b)	1	51
Penn National Gaming Inc. (a)	4	121
Penske Automotive Group Inc.	3	118
PetMed Express Inc. (b)	1	39
Pico Holdings Inc.	1	16
Pier 1 Imports Inc.	6	14
Pinnacle Entertainment Inc. (a)	3	105
Planet Fitness Inc. - Class A (a)	3	135
Playa Hotels & Resorts NV (a)	4	47
Potbelly Corp. (a)	2	26
RCI Hospitality Holdings Inc.	1	32
Reading International Inc. - Class A (a)	1	23
Red Lion Hotels Corp. (a)	1	13
Red Robin Gourmet Burgers Inc. (a)	1	49
Red Rock Resorts Inc. - Class A	3	90
Regis Corp. (a)	2	37
Rent-A-Center Inc.	2	30
RH (a)	—	37
Ruth's Hospitality Group Inc.	2	50
Saga Communications Inc. - Class A	—	11
Sally Beauty Holdings Inc. (a)	4	70
Scholastic Corp.	1	64
Scientific Games Corp. - Class A (a)	1	49
SeaWorld Entertainment Inc. (a)	1	26
Sequential Brands Group Inc. (a)	2	3
Shake Shack Inc. - Class A (a) (b)	1	84
Shiloh Industries Inc. (a)	2	21
Shoe Carnival Inc.	1	28
Shutterfly Inc. (a)	1	109
Signet Jewelers Ltd.	2	127
Sinclair Broadcast Group Inc. - Class A	3	86
Skyline Corp. (b)	2	81
Sleep Number Corp. (a)	2	66
Sonic Automotive Inc. - Class A	3	57
Sonic Corp. (b)	2	55
Sotheby's (a)	2	115
Speedway Motorsports Inc.	3	57
Sportsman's Warehouse Holdings Inc. (a) (b)	6	32
Standard Motor Products Inc.	2	83
Steven Madden Ltd.	2	119
Stoneridge Inc. (a)	2	64
Strattec Security Corp.	1	17
Strayer Education Inc.	1	56
Sturm Ruger & Co. Inc.	1	71
Superior Industries International Inc.	1	18
Superior Uniform Group Inc.	2	51
Tailored Brands Inc.	3	64
Tandy Leather Factory Inc. (a)	1	9
	Shares/Par[1]	Value ($)
Taylor Morrison Home Corp. - Class A (a)	4	81
Tegna Inc.	5	53
Tempur Sealy International Inc. (a) (b)	2	79
Tenneco Inc.	2	81
Texas Roadhouse Inc.	2	122
Tile Shop Holdings Inc.	4	27
Tilly's Inc. - Class A	2	35
TopBuild Corp. (a)	1	85
Tower International Inc.	2	48
Town Sports International Holdings Inc. (a)	2	34
Townsquare Media Inc. - Class A	1	8
TravelCenters of America LLC (a)	3	9
Tronc Inc. (a)	2	30
Tupperware Brands Corp.	2	80
U.S. Auto Parts Network Inc. (a)	4	7
Unifi Inc. (a)	1	40
Universal Electronics Inc. (a)	1	32
Urban Outfitters Inc. (a)	2	101
Vera Bradley Inc. (a)	3	45
Vista Outdoor Inc. (a)	2	31
Visteon Corp. (a)	1	117
VOXX International Corp. - Class A (a)	2	8
Weight Watchers International Inc. (a)	1	150
Wendy's Co.	5	91
William Lyon Homes - Class A (a)	1	31
Wingstop Inc.	2	80
Winmark Corp.	1	77
Winnebago Industries Inc.	2	91
Wolverine World Wide Inc.	3	97
World Wrestling Entertainment Inc. - Class A	2	112
Zagg Inc. (a)	4	73
Zumiez Inc. (a)	2	49
		14,839
Consumer Staples 4.5%
Alico Inc.	1	36
Andersons Inc.	1	41
Avon Products Inc. (a)	17	28
B&G Foods Inc. (b)	3	92
Boston Beer Co. Inc. - Class A (a)	—	112
Calavo Growers Inc. (b)	1	83
Cal-Maine Foods Inc. (a)	1	61
Casey's General Stores Inc.	1	136
Central Garden & Pet Co. (a)	1	62
Central Garden & Pet Co. - Class A (a)	2	92
Chefs' Warehouse Inc. (a)	2	53
Coca-Cola Bottling Co.	—	47
Craft Brewers Alliance Inc. (a)	1	19
Darling Ingredients Inc. (a)	8	164
Dean Foods Co.	8	88
Edgewell Personal Care Co. (a)	2	90
Energizer Holdings Inc.	2	105
Farmer Bros. Co. (a)	1	39
Hostess Brands Inc. - Class A (a)	6	83
HRG Group Inc. (a)	9	113
Ingles Markets Inc. - Class A	1	36
Inter Parfums Inc.	2	89
J&J Snack Foods Corp.	1	143
John B. Sanfilippo & Son Inc.	1	51
Lancaster Colony Corp.	1	159
Landec Corp. (a)	2	29
Limoneira Co.	1	32
Medifast Inc.	1	102
MGP Ingredients Inc.	1	84
Natural Alternatives International Inc. (a)	1	9
Natural Grocers by Vitamin Cottage Inc. (a)	3	40
Natural Health Trends Corp.	1	23
Nu Skin Enterprises Inc. - Class A	2	119
Oil-Dri Corp. of America	1	27
Performance Food Group Co. (a)	4	145
PriceSmart Inc.	1	100
Primo Water Corp. (a)	1	18
Revlon Inc. - Class A (a) (b)	1	19
Rite Aid Corp. (a) (b)	32	56
Rocky Mountain Chocolate Factory Inc.	2	17

See accompanying Notes to Financial Statements.

20

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Sanderson Farms Inc.	1	115
Seneca Foods Corp. - Class A (a)	—	12
Smart & Final Stores Inc. (a)	5	28
SpartanNash Co.	2	42
Sprouts Farmers Market Inc. (a)	4	85
Supervalu Inc. (a)	3	69
TreeHouse Foods Inc. (a)	2	93
Turning Point Brands Inc.	1	42
United Natural Foods Inc. (a)	2	79
United-Guardian Inc.	—	3
Universal Corp.	1	49
USANA Health Sciences Inc. (a)	1	118
Vector Group Ltd.	6	113
Village Super Market Inc. - Class A	1	17
WD-40 Co.	—	64
Weis Markets Inc.	2	92
		3,863
Energy 6.4%
Abraxas Petroleum Corp. (a)	9	26
Adams Resources & Energy Inc.	1	34
Alta Mesa Resources Inc. - Class A (a)	3	20
Arch Coal Inc. - Class A	1	81
Archrock Inc.	3	36
Basic Energy Services Inc. (a)	2	17
Bonanza Creek Energy Inc. (a)	1	38
Bristow Group Inc. (a) (b)	2	32
California Resources Corp. (a) (b)	1	25
Callon Petroleum Co. (a)	7	73
CARBO Ceramics Inc. (a)	2	15
Carrizo Oil & Gas Inc. (a)	3	92
Chesapeake Energy Corp. (a) (b)	23	119
Clean Energy Fuels Corp. (a)	10	37
Cloud Peak Energy Inc. (a)	3	10
CNX Resources Corp. (a)	8	148
CONSOL Energy Inc. (a)	3	102
CVR Energy Inc. (b)	2	59
Delek US Holdings Inc.	2	123
Denbury Resources Inc. (a)	15	71
DHT Holdings Inc.	11	53
Dorian LPG Ltd. (a)	4	27
Dril-Quip Inc. (a)	1	74
Earthstone Energy Inc. - Class A (a)	2	20
Eclipse Resources Corp. (a)	17	28
EnLink Midstream LLC	7	121
Ensco Plc - Class A (b)	12	88
Era Group Inc. (a)	1	17
Evolution Petroleum Corp.	1	14
Exterran Corp. (a)	3	63
Extraction Oil & Gas Inc. (a) (b)	5	76
Forum Energy Technologies Inc. (a)	5	57
Frank's International NV (b)	3	21
GasLog Ltd.	3	52
Geospace Technologies Corp. (a)	1	13
Green Plains Renewable Energy Inc.	2	32
Gulf Island Fabrication Inc.	2	14
Gulfport Energy Corp. (a)	7	93
Halcon Resources Corp. (a) (b)	2	7
Helix Energy Solutions Group Inc. (a)	6	49
HighPoint Resources Corp. (a)	5	28
Hornbeck Offshore Services Inc. (a)	4	18
International Seaways Inc. (a)	2	35
ION Geophysical Corp. (a)	1	27
Jagged Peak Energy Inc. (a) (b)	1	11
Keane Group Inc. (a) (b)	2	28
Kosmos Energy Ltd. (a)	13	111
Laredo Petroleum Holdings Inc. (a)	8	78
Matador Resources Co. (a)	4	128
Matrix Service Co. (a)	1	17
McDermott International Inc. (a)	7	131
Midstates Petroleum Co. Inc. (a)	1	12
Nabors Industries Ltd.	14	89
NACCO Industries Inc. - Class A	—	14
Natural Gas Services Group Inc. (a)	1	14
Newpark Resources Inc. (a)	4	46
	Shares/Par[1]	Value ($)
Noble Corp. Plc (a)	10	66
Nordic American Offshore Ltd. (b)	1	1
Nordic American Tankers Ltd. (b)	3	8
Oasis Petroleum Inc. (a)	7	97
Oceaneering International Inc.	3	89
Oil States International Inc. (a)	3	82
Overseas Shipholding Group Inc. - Class A (a)	4	14
Panhandle Oil and Gas Inc. - Class A	1	25
Par Pacific Holdings Inc. (a)	3	59
Patterson-UTI Energy Inc.	3	46
PBF Energy Inc. - Class A	4	177
PDC Energy Inc. (a)	3	151
Peabody Energy Corp.	—	20
Penn Virginia Corp. (a) (b)	1	83
Pioneer Energy Services Corp. (a)	7	40
ProPetro Holding Corp. (a)	1	11
QEP Resources Inc. (a)	12	146
Range Resources Corp.	6	99
Renewable Energy Group Inc. (a)	2	41
Resolute Energy Corp. (a) (b)	1	23
REX Stores Corp. (a)	—	32
RigNet Inc. (a)	1	9
Ring Energy Inc. (a)	2	27
Rowan Cos. Plc - Class A (a)	5	78
RPC Inc. (b)	5	66
SandRidge Energy Inc. (a)	1	26
Scorpio Tankers Inc.	12	33
SEACOR Holdings Inc. (a)	1	38
SEACOR Marine Holdings Inc. (a)	1	13
SemGroup Corp. - Class A	3	71
Ship Finance International Ltd.	1	19
SilverBow Resources Inc. (a)	1	30
SM Energy Co.	4	107
Southwestern Energy Co. (a)	22	119
SRC Energy Inc. (a)	7	76
Superior Energy Services Inc. (a)	8	74
Talos Energy Inc. (a)	1	36
Tetra Technologies Inc. (a)	11	48
Ultra Petroleum Corp. (a) (b)	6	14
Unit Corp. (a)	3	88
US Silica Holdings Inc. (b)	3	71
W&T Offshore Inc. (a)	9	62
Whiting Petroleum Corp. (a)	3	162
WildHorse Resource Development Corp. (a)	2	56
World Fuel Services Corp.	3	53
		5,550
Financials 20.2%
1st Constitution Bancorp	1	14
1st Source Corp.	2	85
Access National Corp.	2	48
Allegiance Bancshares Inc. (a)	1	27
A-Mark Precious Metals Inc.	1	11
Ambac Financial Group Inc. (a) (c) (d)	6	125
American Equity Investment Life Holding Co.	5	164
American National Bankshares Inc.	1	32
American National Insurance Co.	1	142
American River Bankshares	1	17
Ameris Bancorp	2	90
Amerisafe Inc.	1	78
AmTrust Financial Services Inc.	7	108
Argo Group International Holdings Ltd.	1	67
Arrow Financial Corp.	2	57
Artisan Partners Asset Management Inc. - Class A	2	73
Aspen Insurance Holdings Ltd.	3	118
Associated Bancorp	1	27
Assured Guaranty Ltd.	1	26
Asta Funding Inc.	—	1
Atlantic Capital Bancshares Inc. (a)	2	38
Atlas Financial Holdings Inc. (a)	1	11
Baldwin & Lyons Inc. - Class B	1	30
Banc of California Inc. (b)	2	39
BancFirst Corp.	2	110
Bancorp Inc. (a)	4	41
BancorpSouth Bank	3	97

See accompanying Notes to Financial Statements.

21

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Bank of Hawaii Corp.	2	139
Bank of Marin Bancorp	—	39
Bank of NT Butterfield & Son Ltd.	1	60
BankFinancial Corp.	2	29
Banner Corp.	1	76
Bar Harbor Bankshares	1	32
Beneficial Bancorp Inc.	2	40
Berkshire Hills Bancorp Inc.	2	83
Blue Capital Reinsurance Holdings Ltd.	1	8
Blue Hills Bancorp Inc.	2	38
BofI Holding Inc. (a) (b)	3	107
Boston Private Financial Holdings Inc.	3	55
Bridge Bancorp Inc.	1	40
BrightSphere Investment Group Plc	5	73
Brookline Bancorp Inc.	5	84
Bryn Mawr Bank Corp.	1	41
BSB BanCorp Inc. (a)	1	37
C&F Financial Corp.	1	46
Camden National Corp.	1	49
Cannae Holdings Inc. (a)	4	81
Capital City Bank Group Inc.	1	30
Capitol Federal Financial Inc.	5	71
Carolina Financial Corp.	1	43
Cathay General Bancorp	4	156
CenterState Bank Corp.	3	78
Central Pacific Financial Corp.	2	63
Central Valley Community Bancorp	1	19
Century Bancorp Inc. - Class A	—	27
Charter Financial Corp.	1	32
Chemical Financial Corp.	1	59
Citizens & Northern Corp.	1	21
Citizens Inc. - Class A (a) (b)	4	32
City Holdings Co.	1	81
CNB Financial Corp.	1	41
CoBiz Financial Inc.	3	63
Cohen & Steers Inc.	2	87
Columbia Banking System Inc.	3	133
Community Bank System Inc.	1	81
Community Bankers Trust Corp. (a)	1	13
Community Trust Bancorp Inc.	1	31
ConnectOne Bancorp Inc.	1	35
Cowen Inc. - Class A (a) (b)	1	16
Crawford & Co. - Class A	3	23
Crawford & Co. - Class B	3	24
Customers Bancorp Inc. (a)	2	70
CVB Financial Corp.	5	105
Diamond Hill Investment Group Inc.	—	43
Dime Community Bancshares Inc.	2	45
Donegal Group Inc. - Class A	4	49
Donnelley Financial Solutions Inc. (a)	2	37
Eagle Bancorp Inc. (a)	1	90
EMC Insurance Group Inc.	2	48
Employer Holdings Inc.	2	79
Encore Capital Group Inc. (a) (b)	1	46
Enova International Inc. (a)	2	87
Enstar Group Ltd. (a)	—	74
Enterprise Bancorp Inc.	2	74
Enterprise Financial Services Corp.	1	75
Equity Bancshares Inc. - Class A (a)	—	16
Essent Group Ltd. (a)	3	112
Evercore Inc. - Class A	1	143
EzCorp Inc. - Class A (a) (b)	4	49
Farmers Capital Bank Corp.	1	33
Farmers National Banc Corp.	3	43
FB Financial Corp.	—	17
FBL Financial Group Inc. - Class A	1	69
FCB Financial Holdings Inc. - Class A (a)	1	81
Federal Agricultural Mortgage Corp. - Class C	1	56
Federated Investors Inc. - Class B	4	91
Federated National Holding Co.	1	15
Fidelity Southern Corp.	2	38
Financial Engines Inc.	3	142
Financial Institutions Inc.	1	23
First Bancorp Inc.	1	46
First Bancorp Inc. (a)	11	87
	Shares/Par[1]	Value ($)
First Bancorp Inc.	2	50
First Busey Corp.	2	58
First Commonwealth Financial Corp.	4	58
First Community Bancshares Inc.	1	30
First Connecticut Bancorp Inc.	1	39
First Defiance Financial Corp.	1	41
First Financial Bancorp	4	112
First Financial Bankshares Inc. (b)	2	123
First Financial Corp.	1	41
First Financial Northwest Inc.	1	14
First Foundation Inc. (a)	2	35
First Hawaiian Inc.	2	66
First Internet Bancorp	—	10
First Interstate BancSystem Inc. - Class A	2	77
First Merchants Corp.	2	78
First Mid-Illinois Bancshares Inc.	1	52
First Midwest Bancorp Inc.	4	96
First of Long Island Corp.	1	36
FirstCash Inc.	2	151
Flagstar Bancorp Inc. (a)	2	79
Flushing Financial Corp.	1	25
Franklin Financial Network Inc. (a)	1	38
Fulton Financial Corp.	8	140
Gain Capital Holdings Inc. (b)	2	16
GAMCO Investors Inc. - Class A	1	33
Genworth Financial Inc. - Class A (a)	4	17
German American Bancorp Inc.	1	43
Glacier Bancorp Inc.	3	101
Global Indemnity Ltd. - Class A	1	27
Great Southern Bancorp Inc.	1	56
Great Western Bancorp Inc.	2	87
Green Bancorp Inc.	2	40
Green Dot Corp. - Class A (a)	2	133
Greenhill & Co. Inc.	2	47
Greenlight Capital Re Ltd. - Class A (a)	2	34
Guaranty Bancorp	1	31
Hamilton Lane Inc. - Class A	—	14
Hanmi Financial Corp.	2	64
HarborOne Bancorp Inc. (a)	1	13
HCI Group Inc.	1	31
Health Insurance Innovations Inc. - Class A (a)	1	28
Heartland Financial USA Inc.	1	80
Hennessy Advisors Inc.	1	13
Heritage Commerce Corp.	3	45
Heritage Financial Corp.	1	41
Heritage Insurance Holdings Inc. (b)	1	16
Hingham Institution for Savings	—	36
Home Bancorp Inc.	—	17
Home Bancshares Inc.	3	78
HomeStreet Inc. (a)	1	35
HomeTrust Bancshares Inc. (a)	2	49
Hope Bancorp Inc.	5	90
Horace Mann Educators Corp.	2	77
Horizon Bancorp Inc.	1	26
Houlihan Lokey Inc. - Class A	2	92
Howard Bancorp Inc. (a)	1	12
Impac Mortgage Holdings Inc. (a) (b)	1	10
Independent Bank Corp.	1	84
Independent Bank Group Inc.	1	77
Infinity Property & Casualty Corp.	—	60
Interactive Brokers Group Inc.	2	115
International Bancshares Corp.	3	112
INTL FCStone Inc. (a)	1	30
Investment Technology Group Inc.	1	26
Investors Title Co.	—	46
James River Group Holdings Ltd.	1	52
Kearny Financial Corp.	4	49
Kemper Corp.	1	104
Kingstone Cos. Inc.	1	24
Ladenburg Thalmann Financial Services Inc.	25	84
Lakeland Bancorp Inc.	1	29
Lakeland Financial Corp.	2	81
LCNB Corp.	1	10
LegacyTexas Financial Group Inc.	2	79
Legg Mason Inc.	2	77

See accompanying Notes to Financial Statements.

22

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
LendingClub Corp. (a)	16	59
LendingTree Inc. (a) (b)	—	84
Live Oak Bancshares Inc.	1	30
Macatawa Bank Corp.	5	58
Maiden Holdings Ltd.	5	37
Manning & Napier Inc. - Class A	3	8
Marlin Business Services Inc.	1	21
MB Financial Inc.	2	93
MBIA Inc. (a) (b)	6	50
MBT Financial Corp.	3	29
Mercantile Bank Corp.	1	42
Mercury General Corp.	2	94
Meridian Bancorp Inc.	2	40
Meta Financial Group Inc.	1	56
Midland States Bancorp Inc.	1	46
MidWestOne Financial Group Inc.	—	15
Moelis & Co. - Class A	1	83
Morningstar Inc.	1	116
National Bank Holdings Corp. - Class A	1	52
National Commerce Corp. (a)	1	29
National General Holdings Corp.	3	90
National Western Life Group Inc. - Class A	—	81
Nationstar Mortgage Holdings Inc. (a) (b)	7	122
Navient Corp.	8	104
Navigators Group Inc.	1	65
NBT Bancorp Inc.	1	53
Nelnet Inc. - Class A	2	123
Nicholas Financial Inc. (a)	2	17
Nicolet Bankshares Inc. (a)	—	27
NMI Holdings Inc. - Class A (a)	2	30
Northeast Bancorp	—	3
Northfield Bancorp Inc.	2	39
Northrim BanCorp Inc.	—	15
Northwest Bancshares Inc.	4	71
OceanFirst Financial Corp.	2	47
Ocwen Financial Corp. (a)	6	22
OFG Bancorp	3	36
Old Line Bancshares Inc.	1	22
Old National Bancorp	6	108
Old Second Bancorp Inc.	1	16
On Deck Capital Inc. (a)	6	43
OneMain Holdings Inc. (a)	—	14
Oppenheimer Holdings Inc. - Class A	1	18
Opus Bank	2	47
Oritani Financial Corp.	2	28
Pacific Mercantile Bancorp (a)	1	11
Pacific Premier Bancorp Inc. (a)	2	58
Park National Corp.	1	107
Peapack Gladstone Financial Corp.	1	42
PennyMac Financial Services Inc. - Class A (a)	2	45
Peoples Bancorp Inc.	1	54
People's Utah Bancorp	1	44
PHH Corp. (a)	2	22
Piper Jaffray Cos.	—	15
PJT Partners Inc. - Class A	1	73
Popular Inc.	2	74
PRA Group Inc. (a) (b)	2	83
Preferred Bank	1	58
Primerica Inc.	2	154
ProAssurance Corp.	2	76
Provident Financial Holdings Inc.	2	40
Provident Financial Services Inc.	3	72
Pzena Investment Management Inc. - Class A	1	10
QCR Holdings Inc.	1	37
Regional Management Corp. (a)	1	25
Renasant Corp.	2	75
Republic Bancorp Inc. - Class A	1	32
Republic First Bancorp Inc. (a)	2	13
Riverview Bancorp Inc.	3	23
RLI Corp.	1	81
S&T Bancorp Inc.	1	50
Safeguard Scientifics Inc. (a)	1	18
Safety Insurance Group Inc.	1	44
Sandy Spring Bancorp Inc.	1	41
Seacoast Banking Corp. of Florida (a)	2	57
	Shares/Par[1]	Value ($)
Selective Insurance Group Inc.	3	150
ServisFirst Bancshares Inc.	2	86
Sierra Bancorp	1	27
Silvercrest Asset Management Group Inc. - Class A	1	13
Simmons First National Corp. - Class A	3	100
South State Corp.	2	143
Southern First Bancshares Inc. (a)	—	13
Southern Missouri Bancorp Inc.	1	38
Southern National Bancorp of Virginia Inc.	3	46
Southside Bancshares Inc.	1	48
State Auto Financial Corp.	3	91
State Bank Financial Corp.	1	44
Stewart Information Services Corp.	2	71
Stifel Financial Corp.	1	74
Stock Yards Bancorp Inc.	1	52
Summit Financial Group Inc.	1	21
TCF Financial Corp.	7	160
Third Point Reinsurance Ltd. (a)	5	62
Timberland Bancorp Inc.	1	26
Tompkins Financial Corp.	1	86
Towne Bank	2	75
Trico Bancshares	2	69
Tristate Capital Holdings Inc. (a)	2	44
Triumph Bancorp Inc. (a)	1	43
TrustCo Bank Corp.	7	62
Trustmark Corp.	3	90
UMB Financial Corp.	3	199
Union Bankshares Corp.	2	83
United Bankshares Inc.	3	114
United Community Banks Inc.	3	81
United Community Financial Corp.	4	44
United Financial Bancorp Inc.	2	42
United Fire Group Inc.	1	49
United Insurance Holdings Corp.	2	35
Universal Insurance Holdings Inc.	3	90
Univest Corp. of Pennsylvania	1	34
Veritex Holdings Inc. (a)	1	23
Virtus Investment Partners Inc.	—	39
Waddell & Reed Financial Inc. - Class A (b)	4	81
Walker & Dunlop Inc.	1	82
Washington Federal Inc.	3	102
Washington Trust Bancorp Inc.	1	71
Waterstone Financial Inc.	2	42
WesBanco Inc.	2	75
West Bancorp Inc.	3	66
Westamerica Bancorp (b)	2	86
Western New England Bancorp Inc.	4	48
Westwood Holdings Group Inc.	1	35
White Mountains Insurance Group Ltd.	—	143
WisdomTree Investments Inc.	2	18
WMIH Corp. (a) (b)	10	13
World Acceptance Corp. (a)	1	71
WSFS Financial Corp.	2	85
		17,597
Health Care 8.6%
Abaxis Inc.	1	106
Acadia HealthCare Co. Inc. (a) (b)	3	134
Accuray Inc. (a)	4	15
Achillion Pharmaceuticals Inc. (a)	4	12
Acorda Therapeutics Inc. (a)	2	60
Addus HomeCare Corp. (a)	1	68
Advaxis Inc. (a) (b)	2	3
Adverum Biotechnologies Inc. (a)	2	12
Akorn Inc. (a)	1	25
Alder Biopharmaceuticals Inc. (a) (b)	2	37
Allscripts-Misys Healthcare Solutions Inc. (a)	7	85
AMAG Pharmaceuticals Inc. (a)	1	23
Amedisys Inc. (a)	2	185
American Renal Associates Holdings Inc. (a)	2	27
AMN Healthcare Services Inc. (a) (b)	2	111
Amneal Pharmaceuticals Inc. - Class A (a)	2	32
Amphastar Pharmaceuticals Inc. (a)	2	38
AngioDynamics Inc. (a)	2	51
ANI Pharmaceuticals Inc. (a)	1	47

See accompanying Notes to Financial Statements.

23

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Anika Therapeutics Inc. (a)	1	39
Aratana Therapeutics Inc. (a)	2	10
Ardelyx Inc. (a)	4	14
Atrion Corp.	—	49
BioScrip Inc. (a) (b)	6	16
Biospecifics Technologies Corp. (a)	1	31
BioTelemetry Inc. (a)	1	49
Brookdale Senior Living Inc. (a)	11	102
Calithera Biosciences Inc. (a)	3	17
Cambrex Corp. (a)	2	85
Cantel Medical Corp.	1	111
Capital Senior Living Corp. (a)	1	14
Celldex Therapeutics Inc. (a)	7	4
Chemed Corp.	1	165
ChemoCentryx Inc. (a)	2	22
Chimerix Inc. (a)	4	18
Civitas Solutions Inc. (a)	3	52
Community Health Systems Inc. (a) (b)	7	22
Computer Programs & Systems Inc.	—	13
Concert Pharmaceuticals Inc. (a)	2	29
Conmed Corp.	1	89
Corcept Therapeutics Inc. (a) (b)	5	73
Corvel Corp. (a)	1	73
Corvus Pharmaceuticals Inc. (a) (b)	1	14
Cotiviti Holdings Inc. (a)	4	174
Cross Country Healthcare Inc. (a)	2	17
CryoLife Inc. (a)	2	44
Cumberland Pharmaceuticals Inc. (a)	3	17
Cutera Inc. (a)	1	41
DepoMed Inc. (a)	6	39
Diplomat Pharmacy Inc. (a)	2	46
Eagle Pharmaceuticals Inc. (a) (b)	1	37
Emergent BioSolutions Inc. (a)	2	82
Enanta Pharmaceuticals Inc. (a)	1	90
Endo International Plc (a)	7	63
Ensign Group Inc.	3	91
Enzo Biochem Inc. (a)	4	18
Evolent Health Inc. - Class A (a) (b)	3	65
Five Prime Therapeutics Inc. (a)	2	31
Fonar Corp. (a)	1	15
Geron Corp. (a)	10	34
Globus Medical Inc. - Class A (a)	2	114
Haemonetics Corp. (a)	1	78
Halozyme Therapeutics Inc. (a)	4	71
Halyard Health Inc. (a)	1	73
HealthEquity Inc. (a)	1	91
HealthStream Inc.	1	39
Heska Corp. (a)	—	38
HMS Holdings Corp. (a)	2	38
Horizon Pharma Plc (a)	5	78
Immune Design Corp. (a)	2	9
Innoviva Inc. (a)	6	76
Inogen Inc. (a)	1	145
Inovalon Holdings Inc. - Class A (a) (b)	1	14
Inovio Pharmaceuticals Inc. (a) (b)	5	19
Integer Holdings Corp. (a)	1	70
Intra-Cellular Therapies Inc. (a)	2	28
Invacare Corp.	2	36
Karyopharm Therapeutics Inc. (a)	2	38
Kindred Healthcare Inc. (a)	5	41
Lannett Co. Inc. (a) (b)	—	4
Lantheus Holdings Inc. (a)	2	36
LeMaitre Vascular Inc.	1	37
LHC Group Inc. (a)	1	79
Lifepoint Health Inc. (a)	—	11
Lipocine Inc. (a) (b)	1	2
LivaNova Plc (a)	1	105
Luminex Corp.	1	42
MacroGenics Inc. (a)	1	27
Magellan Health Services Inc. (a)	1	106
Mallinckrodt Plc (a) (b)	1	13
Medpace Holdings Inc. (a)	1	35
MEI Pharma Inc. (a)	4	16
Meridian Bioscience Inc.	3	53
Merit Medical Systems Inc. (a)	2	78
	Shares/Par[1]	Value ($)
Merrimack Pharmaceuticals Inc. (a) (b)	1	4
Miragen Therapeutics Inc. (a) (b)	1	8
Momenta Pharmaceuticals Inc. (a)	2	41
Myriad Genetics Inc. (a)	2	90
NantHealth Inc. (a) (b)	4	13
NantKwest Inc. (a) (b)	2	7
National Healthcare Corp.	1	49
National Research Corp. - Class A	4	145
Natus Medical Inc. (a)	1	32
NeoGenomics Inc. (a)	5	59
NuVasive Inc. (a)	2	94
Omnicell Inc. (a)	1	42
Opko Health Inc. (a) (b)	17	80
OraSure Technologies Inc. (a)	3	48
Orthofix International NV (a)	1	62
Otonomy Inc. (a)	2	8
Owens & Minor Inc.	5	81
Patterson Cos. Inc.	3	64
PDL BioPharma Inc. (a)	11	25
Phibro Animal Health Corp. - Class A	1	34
Prestige Brands Holdings Inc. (a)	2	94
Providence Services Corp. (a)	1	66
Quality Systems Inc. (a)	5	91
Quidel Corp. (a)	1	77
Quorum Health Corp. (a)	3	17
R1 RCM Inc. (a)	6	51
RadNet Inc. (a)	3	49
Recro Pharma Inc. (a)	1	7
Repligen Corp. (a)	1	58
Retrophin Inc. (a)	2	53
RTI Surgical Inc. (a)	6	30
SeaSpine Holdings Corp. (a)	3	32
Select Medical Holdings Corp. (a)	7	118
Simulations Plus Inc.	1	21
Spectrum Pharmaceuticals Inc. (a)	1	21
Stemline Therapeutics Inc. (a)	1	19
Supernus Pharmaceuticals Inc. (a)	1	88
Surgery Partners Inc. (a)	2	36
SurModics Inc. (a)	1	67
Syndax Pharmaceuticals Inc. (a)	1	7
Tenet Healthcare Corp. (a)	4	137
Tivity Health Inc. (a) (b)	2	56
Trevena Inc. (a)	6	9
Triple-S Management Corp. - Class B (a)	1	48
US Physical Therapy Inc.	1	81
Utah Medical Products Inc.	1	55
Varex Imaging Corp. (a)	2	84
Verastem Inc. (a)	5	35
Voyager Therapeutics Inc. (a)	1	15
Wright Medical Group NV (a) (b)	2	60
Xencor Inc. (a)	2	64
XOMA Corp. (a) (b)	1	18
Zogenix Inc. (a) (b)	—	15
		7,491
Industrials 19.2%
AAON Inc.	3	92
AAR Corp.	1	58
ABM Industries Inc.	2	72
ACCO Brands Corp.	7	97
Actuant Corp. - Class A	2	58
Advanced Disposal Services Inc. (a)	1	31
Advanced Drainage Systems Inc.	3	94
Aegion Corp. (a)	1	37
Aerojet Rocketdyne Holdings Inc. (a)	3	98
Aerovironment Inc. (a)	1	40
Air Transport Services Group Inc. (a)	4	90
Aircastle Ltd.	2	47
Alamo Group Inc.	1	79
Albany International Corp. - Class A	1	88
Allegiant Travel Co.	1	92
Allied Motion Technologies Inc.	1	49
Altra Holdings Inc.	2	80
Ameresco Inc. - Class A (a)	1	11
American Railcar Industries Inc.	1	46

See accompanying Notes to Financial Statements.

24

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
American Woodmark Corp. (a)	1	88
Apogee Enterprises Inc.	2	103
Applied Industrial Technologies Inc.	2	116
ARC Document Solutions Inc. (a)	3	5
ArcBest Corp.	2	83
Ardmore Shipping Corp. (a)	3	28
Argan Inc.	1	48
Armstrong Flooring Inc. (a)	1	19
Armstrong World Industries Inc. (a)	2	135
Astec Industries Inc.	1	37
Astronics Corp. (a)	1	34
Atkore International Group Inc. (a)	4	76
Atlas Air Worldwide Holdings Inc. (a)	1	92
Avis Budget Group Inc. (a)	2	64
Axon Enterprise Inc. (a)	1	77
AZZ Inc.	2	68
Barnes Group Inc.	2	126
Barrett Business Services Inc.	—	44
Beacon Roofing Supply Inc. (a)	3	109
Blue Bird Corp. (a) (b)	2	38
BlueLinx Holdings Inc. (a)	1	23
BMC Stock Holdings Inc. (a)	4	86
Brady Corp. - Class A	2	92
Briggs & Stratton Corp.	3	60
Brink's Co.	2	135
Builders FirstSource Inc. (a)	5	85
CAI International Inc. (a)	2	40
Casella Waste Systems Inc. - Class A (a)	3	82
CBIZ Inc. (a)	2	49
Ceco Environmental Corp.	2	12
Chart Industries Inc. (a)	1	76
Cimpress NV (a)	1	179
CIRCOR International Inc.	1	22
Civeo Corp. (a)	12	52
Clean Harbors Inc. (a)	2	121
Colfax Corp. (a)	4	121
Columbus Mckinnon Corp.	1	45
Comfort Systems USA Inc.	2	88
Commercial Vehicle Group Inc. (a)	2	17
Continental Building Products Inc. (a)	3	90
Costamare Inc.	8	63
Covanta Holding Corp.	4	74
Covenant Transportation Group Inc. - Class A (a)	1	44
CSW Industrials Inc. (a)	1	46
Cubic Corp.	1	73
Deluxe Corp.	2	133
DMC Global Inc.	1	34
Douglas Dynamics Inc.	1	71
Ducommun Inc. (a)	1	39
DXP Enterprises Inc. (a)	1	34
Dycom Industries Inc. (a)	1	105
Eagle Bulk Shipping Inc. (a)	2	12
Eastern Co.	1	16
Echo Global Logistics Inc. (a)	2	48
Encore Wire Corp.	1	45
EnerSys Inc.	2	119
Engility Holdings Inc. (a)	3	105
Ennis Inc.	2	48
EnPro Industries Inc.	1	54
ESCO Technologies Inc.	1	84
Essendant Inc.	2	22
Esterline Technologies Corp. (a)	1	87
Exponent Inc.	2	84
Federal Signal Corp.	4	84
Forrester Research Inc.	1	42
Forward Air Corp.	2	88
Franklin Covey Co. (a)	1	33
Franklin Electric Co. Inc.	2	99
FreightCar America Inc.	1	11
FTI Consulting Inc. (a)	1	83
Fuel Tech Inc. (a)	4	4
FuelCell Energy Inc. (a) (b)	5	6
GATX Corp.	—	29
Genco Shipping & Trading Ltd. (a)	2	35
Generac Holdings Inc. (a)	2	96
	Shares/Par[1]	Value ($)
Gibraltar Industries Inc. (a)	1	46
Global Brass & Copper Holdings Inc.	1	42
GMS Inc. (a)	3	80
Golden Ocean Group Ltd.	1	12
Goldfield Corp. (a)	1	6
Gorman-Rupp Co.	2	73
GP Strategies Corp. (a)	1	21
Graham Corp.	1	18
Granite Construction Inc.	2	99
Great Lakes Dredge & Dock Corp. (a)	4	22
Greenbrier Cos. Inc.	1	59
Griffon Corp.	1	23
H&E Equipment Services Inc.	2	88
Harsco Corp. (a)	4	87
Hawaiian Holdings Inc.	2	76
Healthcare Services Group Inc. (b)	2	91
Heartland Express Inc.	4	83
Heidrick & Struggles International Inc.	1	32
Herc Holdings Inc. (a)	1	78
Heritage-Crystal Clean Inc. (a)	2	38
Herman Miller Inc.	3	104
Hertz Global Holdings Inc. (a)	2	35
Hill International Inc. (a)	5	29
Hillenbrand Inc.	2	108
HNI Corp.	2	86
HUB Group Inc. - Class A (a)	2	90
Hudson Global Inc. (a)	2	3
Hudson Technologies Inc. (a) (b)	2	5
Hurco Cos. Inc.	—	14
Huron Consulting Group Inc. (a)	1	49
Huttig Building Products Inc. (a) (b)	2	7
Hyster-Yale Materials Handling Inc. - Class A	1	63
ICF International Inc.	1	86
IES Holdings Inc. (a)	1	20
InnerWorkings Inc. (a)	5	43
Innovative Solutions & Support Inc. (a)	—	1
Insperity Inc.	1	128
Insteel Industries Inc.	1	35
Interface Inc.	4	90
JELD-WEN Holding Inc. (a)	2	70
John Bean Technologies Corp.	1	101
Kadant Inc.	1	65
Kaman Corp.	1	84
KBR Inc.	5	89
Kelly Services Inc. - Class A	1	32
Kennametal Inc.	3	125
Keyw Holding Corp. (a) (b)	2	21
Kforce Inc.	2	56
Kimball International Inc. - Class B	3	45
KLX Inc. (a)	1	99
Knoll Inc.	3	65
Korn/Ferry International	2	126
Kratos Defense & Security Solutions Inc. (a) (b)	3	36
Lawson Products Inc. (a)	1	29
LB Foster Co. (a)	—	11
Lindsay Corp.	1	71
LSC Communications Inc.	3	44
Lydall Inc. (a)	1	57
Macquarie Infrastructure Co. LLC	2	85
Manitex International Inc. (a)	1	12
Manitowoc Co. Inc. (a)	2	42
Marten Transport Ltd.	4	95
Masonite International Corp. (a)	1	99
MasTec Inc. (a)	2	89
Matson Inc.	2	94
Matthews International Corp. - Class A	2	100
McGrath RentCorp	2	101
Mercury Systems Inc. (a)	1	42
Meritor Inc. (a)	4	78
Milacron Holdings Corp. (a)	4	78
Miller Industries Inc.	1	14
Mistras Group Inc. (a)	2	36
Mobile Mini Inc.	2	110
Moog Inc. - Class A	2	120
MRC Global Inc. (a)	3	74

See accompanying Notes to Financial Statements.

25

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
MSA Safety Inc.	1	88
Mueller Industries Inc.	3	88
Mueller Water Products Inc. - Class A	9	101
Multi-Color Corp.	1	83
MYR Group Inc. (a)	1	52
National Presto Industries Inc. (b)	1	74
Navigant Consulting Inc. (a)	3	68
Navistar International Corp. (a)	3	110
NCI Building Systems Inc. (a)	5	95
Nexeo Solutions Inc. (a)	7	67
NL Industries Inc. (a)	3	30
NN Inc.	1	23
Northwest Pipe Co. (a)	1	12
NOW Inc. (a) (b)	5	62
NV5 Holdings Inc. (a)	1	55
Omega Flex Inc.	1	44
PAM Transportation Services Inc. (a)	1	25
Park-Ohio Holdings Corp.	1	36
Patrick Industries Inc. (a)	1	81
Patriot Transportation Holding Inc. (a)	—	7
Pendrell Corp. - Class A	—	5
Performant Financial Corp. (a)	3	7
PGT Innovations Inc. (a)	4	89
Pitney Bowes Inc.	6	55
Powell Industries Inc.	—	11
Preformed Line Products Co.	1	47
Primoris Services Corp.	3	88
Proto Labs Inc. (a)	1	123
Quad/Graphics Inc. - Class A	3	62
Quanex Building Products Corp.	2	39
Radiant Logistics Inc. (a)	4	15
Raven Industries Inc.	2	81
RBC Bearings Inc. (a)	1	173
Red Violet Inc. (a)	—	4
Regal-Beloit Corp.	2	152
Resources Connection Inc.	2	37
Rexnord Corp. (a)	4	124
Roadrunner Transportation Systems Inc. (a)	1	2
RR Donnelley & Sons Co.	5	28
Rush Enterprises Inc. - Class A (a)	2	87
Saia Inc. (a)	1	107
Scorpio Bulkers Inc.	5	33
Simpson Manufacturing Co. Inc.	2	113
SiteOne Landscape Supply Inc. (a)	1	122
SkyWest Inc.	1	77
SP Plus Corp. (a)	2	68
Spartan Motors Inc.	2	27
Sparton Corp. (a)	2	35
Spirit Airlines Inc. (a) (b)	2	90
SPX Corp. (a)	1	51
SPX Flow Technology USA Inc. (a)	1	56
Standex International Corp.	1	89
Steelcase Inc. - Class A	6	80
Sterling Construction Co. Inc. (a)	1	15
Sun Hydraulics Corp.	2	80
Team Inc. (a) (b)	2	35
Tennant Co.	—	36
Terex Corp.	2	69
Tetra Tech Inc.	3	146
Textainer Group Holdings Ltd. (a)	1	8
Thermon Group Holdings Inc. (a)	1	29
Timken Co.	2	78
Titan International Inc.	2	23
Titan Machinery Inc. (a)	1	19
TPI Composites Inc. (a)	2	45
Trex Co. Inc. (a)	2	120
TriMas Corp. (a)	2	72
TriNet Group Inc. (a)	2	88
Triton International Ltd. - Class A	3	98
Triumph Group Inc.	3	66
TrueBlue Inc. (a)	2	63
Tutor Perini Corp. (a)	2	38
Twin Disc Inc. (a)	1	18
Ultralife Corp. (a)	—	1
UniFirst Corp.	—	83
	Shares/Par[1]	Value ($)
Univar Inc. (a)	3	67
Universal Forest Products Inc.	3	96
Universal Logistics Holdings Inc.	3	82
US Ecology Inc.	1	89
USA Truck Inc. (a)	1	27
Valmont Industries Inc.	1	140
Vectrus Inc. (a)	1	31
Veritiv Corp. (a)	1	28
Viad Corp.	2	84
Vicor Corp. (a)	1	51
VSE Corp.	1	47
Wabash National Corp.	4	72
WageWorks Inc. (a)	1	44
Watts Water Technologies Inc. - Class A	1	99
Welbilt Inc. (a)	4	100
Werner Enterprises Inc.	3	116
Wesco Aircraft Holdings Inc. (a)	3	32
WESCO International Inc. (a)	2	105
Willdan Group Inc. (a)	1	17
YRC Worldwide Inc. (a)	1	13
		16,687
Information Technology 12.7%
ACI Worldwide Inc. (a)	5	116
Acxiom Corp. (a)	2	68
ADTRAN Inc.	3	45
Advanced Energy Industries Inc. (a)	2	91
Agilysys Inc. (a)	3	49
Alarm.com Holdings Inc. (a)	1	46
Alpha & Omega Semiconductor Ltd. (a)	3	37
Ambarella Inc. (a) (b)	1	44
American Software Inc. - Class A	3	37
Amkor Technology Inc. (a)	10	89
Amtech Systems Inc. (a)	2	10
Anixter International Inc. (a)	1	88
Appfolio Inc. - Class A (a)	1	41
Applied Optoelectronics Inc. (a) (b)	2	69
ASGN Inc. (a)	2	171
Avid Technology Inc. (a)	3	13
AVX Corp.	5	81
Aware Inc. (a)	5	19
Axcelis Technologies Inc. (a)	2	38
AXT Inc. (a)	2	11
Badger Meter Inc.	1	52
Bel Fuse Inc. - Class B	1	28
Belden Inc.	2	99
Benchmark Electronics Inc.	2	60
Blucora Inc. (a)	4	157
Bottomline Technologies Inc. (a) (b)	1	43
Brooks Automation Inc.	3	93
Cabot Microelectronics Corp.	1	90
CACI International Inc. - Class A (a)	1	162
CalAmp Corp. (a)	2	47
Calix Inc. (a)	6	46
Carbonite Inc. (a)	2	79
Cardtronics Plc - Class A (a)	3	68
Cars.com Inc. (a)	2	43
Cass Information Systems Inc.	1	55
CCUR Holdings Inc. (a)	1	7
CEVA Inc. (a)	1	29
Ciena Corp. (a)	4	97
Cirrus Logic Inc. (a)	2	94
Cision Ltd. (a)	3	40
Clearfield Inc. (a)	1	12
Cohu Inc.	2	40
Comtech Telecommunications Corp.	1	39
Conduent Inc. (a)	4	79
Control4 Corp. (a)	1	35
Convergys Corp.	3	82
CoreLogic Inc. (a)	1	74
Cray Inc. (a)	2	50
Cree Inc. (a)	2	65
CSG Systems International Inc.	2	87
CTS Corp.	2	83
Daktronics Inc.	2	21

See accompanying Notes to Financial Statements.

26

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Datawatch Corp. (a)	—	2
Diebold Nixdorf Inc. (b)	1	15
Digi International Inc. (a)	1	19
Diodes Inc. (a)	2	85
DSP Group Inc. (a)	1	12
Eastman Kodak Co. (a) (b)	2	9
Ebix Inc.	1	86
Electro Scientific Industries Inc. (a)	3	45
Electronics for Imaging Inc. (a)	1	27
Ellie Mae Inc. (a) (b)	1	83
Endurance International Group Holdings Inc. (a)	7	71
ePlus Inc. (a)	1	86
EVERTEC Inc.	3	60
Evolving Systems Inc. (a)	1	4
ExlService Holdings Inc. (a)	2	91
Fabrinet (a)	2	82
FARO Technologies Inc. (a)	1	40
Finisar Corp. (a) (b)	4	70
FitBit Inc. - Class A (a)	4	26
FormFactor Inc. (a)	4	50
Globant SA (a)	—	14
Glu Mobile Inc. (a)	9	55
GSI Technology Inc. (a)	3	26
GTT Communications Inc. (a) (b)	2	85
Hackett Group Inc.	2	34
Harmonic Inc. (a)	6	25
Ichor Holdings Ltd. (a) (b)	1	25
II-VI Inc. (a)	3	121
Infinera Corp. (a)	4	41
Innodata Inc. (a)	6	6
Inphi Corp. (a) (b)	1	37
Insight Enterprises Inc. (a)	2	93
Integrated Device Technology Inc. (a)	3	92
InterDigital Inc.	1	107
Internap Corp. (a)	2	16
Itron Inc. (a)	1	81
j2 Global Inc.	1	119
Kemet Corp. (a)	4	89
Key Tronic Corp. (a)	3	19
Kimball Electronics Inc. (a)	2	40
Knowles Corp. (a)	4	56
Kopin Corp. (a) (b)	9	26
Kulicke & Soffa Industries Inc.	3	72
Lattice Semiconductor Corp. (a)	6	37
Leaf Group Ltd. (a)	4	45
LightPath Technologies Inc. - Class A (a) (b)	4	10
Limelight Networks Inc. (a)	7	33
Liquidity Services Inc. (a)	1	4
Lumentum Holdings Inc. (a) (b)	1	80
Luxoft Holding Inc. - Class A (a)	1	49
M/A-COM Technology Solutions Holdings Inc. (a) (b)	—	10
Magnachip Semiconductor Corp. (a) (b)	2	22
Manhattan Associates Inc. (a)	2	101
Mantech International Corp. - Class A	1	61
MaxLinear Inc. - Class A (a)	1	17
Meet Group Inc. (a)	4	16
Mesa Laboratories Inc.	—	34
Methode Electronics Inc.	2	77
MicroStrategy Inc. - Class A (a)	—	39
MoneyGram International Inc. (a)	7	44
Monotype Imaging Holdings Inc.	2	47
MTS Systems Corp.	1	57
Nanometrics Inc. (a)	2	62
NCR Corp. (a)	4	118
NeoPhotonics Corp. (a) (b)	2	13
NetGear Inc. (a)	1	62
NetScout Systems Inc. (a)	3	93
Network-1 Technologies Inc.	3	8
NIC Inc.	3	42
Novanta Inc. (a)	2	95
NVE Corp.	—	34
Oclaro Inc. (a)	10	87
OneSpan Inc. (a)	3	53
OSI Systems Inc. (a)	1	91
PAR Technology Corp. (a)	—	7
	Shares/Par[1]	Value ($)
Park Electrochemical Corp.	1	18
Paylocity Holding Corp. (a)	2	94
PC Connection Inc.	2	59
PCM Inc. (a)	1	13
PDF Solutions Inc. (a) (b)	3	30
Perficient Inc. (a)	1	34
PFSweb Inc. (a)	2	23
Photronics Inc. (a)	3	25
Pixelworks Inc. (a)	3	9
Plantronics Inc.	2	140
Plexus Corp. (a)	1	87
Power Integrations Inc.	1	51
Presidio Inc. (a)	1	10
PRGX Global Inc. (a)	4	38
Progress Software Corp.	2	88
QAD Inc. - Class A	1	52
Qualys Inc. (a)	1	89
QuinStreet Inc. (a)	2	31
Rambus Inc. (a)	6	69
RealPage Inc. (a)	1	76
Ribbon Communications Inc. (a)	2	16
Rogers Corp. (a)	1	87
Rosetta Stone Inc. (a)	2	28
Rudolph Technologies Inc. (a)	3	77
Sanmina Corp. (a)	4	103
Sapiens International Corp. NV	1	9
ScanSource Inc. (a)	1	40
Science Applications International Corp.	1	109
Semtech Corp. (a)	2	115
ServiceSource International Inc. (a)	4	18
Shutterstock Inc. (a)	2	88
SMTC Corp. (a)	1	4
SolarEdge Technologies Inc. (a)	1	59
Stamps.com Inc. (a)	—	90
StarTek Inc. (a)	2	11
Stratasys Ltd. (a) (b)	1	26
Super Micro Computer Inc. (a)	2	47
Sykes Enterprises Inc. (a)	3	87
Synaptics Inc. (a)	2	86
Syntel Inc. (a)	3	112
Systemax Inc.	2	77
Tech Data Corp. (a)	1	85
TechTarget Inc. (a)	2	49
Telaria Inc. (a)	5	22
TeleNav Inc. (a)	1	4
Trade Desk Inc. - Class A (a) (b)	1	89
Transact Technologies Inc.	—	3
Travelport Worldwide Ltd.	5	101
TTEC Holdings Inc.	3	91
TTM Technologies Inc. (a)	6	104
Tucows Inc. (a) (b)	1	35
Ultra Clean Holdings Inc. (a)	3	50
Unisys Corp. (a) (b)	3	35
Universal Display Corp.	—	23
Veeco Instruments Inc. (a)	3	47
VeriFone Systems Inc. (a)	3	77
Verint Systems Inc. (a)	2	79
ViaSat Inc. (a) (b)	2	113
Viavi Solutions Inc. (a)	5	47
Virtusa Corp. (a)	1	56
Vishay Intertechnology Inc. (b)	6	128
Vishay Precision Group Inc. (a)	1	26
Wayside Technology Group Inc.	—	5
Web.com Group Inc. (a)	4	110
Xcerra Corp. (a)	5	66
XO Group Inc. (a)	1	42
Xperi Corp.	2	30
Yelp Inc. - Class A (a)	2	97
Zedge Inc. - Class B (a)	1	4
Zix Corp. (a)	4	20
Zynga Inc. - Class A (a)	21	87
		11,059
Materials 6.2%
A. Schulman Inc.	2	89

See accompanying Notes to Financial Statements.

27

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
AdvanSix Inc. (a)	2	74
AgroFresh Solutions Inc. (a)	4	31
AK Steel Holding Corp. (a) (b)	15	63
Allegheny Technologies Inc. (a) (b)	5	130
American Vanguard Corp.	2	47
Balchem Corp.	1	127
Bemis Co. Inc.	1	59
Boise Cascade Co.	2	92
Cabot Corp.	2	134
Carpenter Technology Corp.	1	74
Century Aluminum Co. (a)	4	67
Chase Corp.	1	84
Clearwater Paper Corp. (a)	1	26
Cleveland-Cliffs Inc. (a) (b)	12	101
Coeur d'Alene Mines Corp. (a)	10	74
Commercial Metals Co.	2	52
Compass Minerals International Inc. (b)	1	95
Core Molding Technologies Inc.	—	3
Domtar Corp.	2	87
Ferro Corp. (a)	3	60
Ferroglobe Plc	5	46
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	9	—
Flotek Industries Inc. (a)	3	8
FutureFuel Corp.	3	42
GCP Applied Technologies Inc. (a)	3	89
Gold Resource Corp.	6	37
Greif Inc. - Class A	1	77
Greif Inc. - Class B	—	24
Hawkins Inc.	1	30
Haynes International Inc.	—	16
HB Fuller Co.	2	116
Hecla Mining Co.	12	41
Ingevity Corp. (a)	1	113
Innophos Holdings Inc.	1	64
Innospec Inc.	1	90
Intrepid Potash Inc. (a)	6	23
Kaiser Aluminum Corp.	2	234
KapStone Paper and Packaging Corp.	6	212
KMG Chemicals Inc.	1	71
Koppers Holdings Inc. (a)	1	53
Kraton Corp. (a)	2	87
Kronos Worldwide Inc.	4	81
Materion Corp.	1	56
McEwen Mining Inc. (b)	4	8
Mercer International Inc.	5	79
Minerals Technologies Inc.	2	120
Myers Industries Inc.	2	39
Neenah Inc.	1	90
Northern Technologies International Corp.	1	29
Omnova Solutions Inc. (a)	4	41
Owens-Illinois Inc. (a)	4	73
P.H. Glatfelter Co.	2	30
Platform Specialty Products Corp. (a)	13	153
PolyOne Corp.	2	89
PQ Group Holdings Inc. (a)	1	12
Quaker Chemical Corp.	1	113
Rayonier Advanced Materials Inc.	3	45
Resolute Forest Products Inc. (a)	4	42
Ryerson Holding Corp. (a)	3	28
Schnitzer Steel Industries Inc. - Class A	2	64
Schweitzer-Mauduit International Inc.	2	81
Sensient Technologies Corp.	2	113
Silgan Holdings Inc.	3	79
Stepan Co.	1	94
Summit Materials Inc. - Class A (a)	5	132
SunCoke Energy Inc. (a)	5	64
Synalloy Corp.	2	33
TimkenSteel Corp. (a)	3	45
Trecora Resources (a)	1	17
Tredegar Corp.	2	41
Trinseo SA	1	105
Tronox Ltd. - Class A	2	41
UFP Technologies Inc. (a)	1	19
United States Lime & Minerals Inc.	1	43
	Shares/Par[1]	Value ($)
US Concrete Inc. (a) (b)	1	58
Verso Corp. - Class A (a)	3	67
Worthington Industries Inc.	2	101
		5,367
Real Estate 0.9%
Altisource Portfolio Solutions SA (a) (b)	1	28
Consolidated-Tomoka Land Co.	1	30
CorePoint Lodging Inc. (a)	1	34
Drive Shack Inc. (a)	5	41
Forestar Group Inc. (a) (b)	1	12
FRP Holdings Inc. (a)	1	41
Griffin Industrial Realty Inc.	1	38
HFF Inc. - Class A	2	80
Kennedy-Wilson Holdings Inc.	5	95
Marcus & Millichap Inc. (a)	2	92
Maui Land & Pineapple Co. Inc. (a)	1	12
Rafael Holdings Inc. - Class B (a)	1	7
RE/MAX Holdings Inc. - Class A	1	61
Realogy Holdings Corp. (b)	4	89
RMR Group Inc. - Class A	1	74
St. Joe Co. (a)	2	27
Tejon Ranch Co. (a)	2	48
		809
Telecommunication Services 1.0%
Alaska Communications Systems Group Inc. (a)	2	4
ATN International Inc.	1	61
Boingo Wireless Inc. (a)	3	67
Cincinnati Bell Inc. (a)	2	26
Cogent Communications Group Inc.	2	89
Consolidated Communications Holdings Inc. (b)	6	68
Frontier Communications Corp. (b)	1	7
Hawaiian Telcom Holdco Inc. (a)	2	45
IDT Corp. - Class B	2	8
Iridium Communications Inc. (a) (b)	8	123
ORBCOMM Inc. (a)	4	41
pdvWireless Inc. (a) (b)	1	13
Shenandoah Telecommunications Co.	2	80
Spok Holdings Inc.	1	15
Telephone & Data Systems Inc.	3	93
US Cellular Corp. (a)	1	43
Vonage Holdings Corp. (a)	9	118
		901
Utilities 3.0%
Allete Inc.	3	240
American States Water Co.	2	90
Artesian Resources Corp. - Class A	1	42
Atlantica Yield Plc	2	45
Black Hills Corp.	2	102
California Water Service Group	2	81
Chesapeake Utilities Corp.	1	70
Connecticut Water Services Inc.	1	55
El Paso Electric Co.	2	107
Genie Energy Ltd. - Class B	2	10
Hawaiian Electric Industries Inc.	4	140
MGE Energy Inc.	1	93
Middlesex Water Co.	1	43
New Jersey Resources Corp.	3	149
Northwest Natural Gas Co.	1	42
NorthWestern Corp.	2	95
NRG Yield Inc. - Class A	1	22
NRG Yield Inc. - Class C	3	56
ONE Gas Inc.	1	84
Ormat Technologies Inc.	2	115
Otter Tail Corp.	2	93
Pattern Energy Group Inc. - Class A	2	30
PNM Resources Inc.	4	137
Portland General Electric Co.	2	87
RGC Resources Inc.	—	13
SJW Corp.	1	85
South Jersey Industries Inc.	3	86
Southwest Gas Corp.	2	115
Spark Energy Inc. - Class A (b)	1	8
Spire Inc.	2	168
Unitil Corp.	1	50

See accompanying Notes to Financial Statements.

28

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
York Water Co.	1	35
		2,588
Total Common Stocks (cost $72,771)		86,751
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
GCI Liberty Inc. - Series A, 5.00%, (callable at 25 beginning 03/10/39) (f)	1	13
Total Preferred Stocks (cost $3)		13
RIGHTS 0.0%
First Eagle Holdings Inc. (a) (c) (e)	3	1
Total Rights (cost $1)		1
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (g) (h)	118	118
Securities Lending Collateral 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (h)	2,116	2,116
Total Short Term Investments (cost $2,234)		2,234
Total Investments 102.4% (cost $75,009)		88,999
Other Assets and Liabilities, Net (2.4)%		(2,074)
Total Net Assets 100.0%		86,925

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)   Perpetual security. Next contractual call date presented, if applicable.

(g)   Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/DoubleLine Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.8%
Adjustable Rate Mortgage Trust
Series 2005-6A21-4, REMIC, 3.87%, 08/25/35 (a)	7,172	7,161
AIMCO CLO Corp.
Series 2014-AR-AA, 3.46%, (3M US LIBOR + 1.10%), 07/20/26 (a) (b)	1,000	1,000
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (b) (c)	8,237	8,376
ALM XIX LLC
Series 2016-A2-19A, 4.55%, (3M US LIBOR + 2.20%), 07/15/28 (a) (b)	2,500	2,509
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	4,291	4,193
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,854	2,907
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,808	2,514
Annisa CLO Ltd.
Series 2016-B-2A, 4.46%, (3M US LIBOR + 2.10%), 07/20/28 (a) (b)	5,000	5,001
Apidos CLO XV
Series 2015-A1R-20A, 3.68%, (3M US LIBOR + 1.33%), 01/16/27 (a) (b)	1,000	1,000
Apidos CLO XVI
Series 2013-A1R-16A, 3.34%, (3M US LIBOR + 0.98%), 01/19/25 (a) (b)	1,489	1,489
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24 (b)	5,915	5,809
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 3.44%, (3M US LIBOR + 1.09%), 01/15/31 (a) (b)	1,000	998
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.12%, (1M US LIBOR + 3.05%), 12/15/19 (a) (b)	2,785	2,783
	Shares/Par[1]	Value ($)
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	11,470	11,366
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	7,055	6,775
Banc of America Funding Trust
Series 2005-2A1-5, REMIC, 5.50%, 09/25/35	3,209	3,278
Bayview Opportunity Master Fund IIIB Trust
Series 2017-RN3-A1, 3.23%, 05/28/19 (b) (c)	1,258	1,258
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	2,300	2,284
Series 2017-C-DELC, REMIC, 3.27%, (1M US LIBOR + 1.20%), 08/15/19 (a) (b)	722	723
Series 2017-D-DELC, REMIC, 3.77%, (1M US LIBOR + 1.70%), 08/15/19 (a) (b)	823	831
Series 2017-E-DELC, REMIC, 4.57%, (1M US LIBOR + 2.50%), 08/15/19 (a) (b)	1,725	1,732
Series 2017-F-DELC, REMIC, 5.57%, (1M US LIBOR + 3.50%), 08/15/19 (a) (b)	1,653	1,660
Series 2014-E-BXO, REMIC, 4.63%, (1M US LIBOR + 2.56%), 08/15/27 (a) (b)	3,171	3,185
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	2,119	2,373
BX Trust
Series 2017-D-SLCT, 4.12%, (1M US LIBOR + 2.05%), 07/15/19 (a) (b)	1,108	1,110
Series 2017-E-SLCT, 5.22%, (1M US LIBOR + 3.15%), 07/15/19 (a) (b)	1,822	1,831
Series 2018-A-GW, 2.70%, (1M US LIBOR + 0.80%), 05/15/25 (a) (b)	2,264	2,261
Series 2018-D-GW, 3.67%, (1M US LIBOR + 1.77%), 05/15/25 (a) (b)	198	198
California Street CLO IX LP
Series 2012-AR-9A, 3.80%, (3M US LIBOR + 1.45%), 10/16/28 (a) (b)	2,050	2,053
Carlyle Global Market Strategies CLO Ltd.
Series 2015-A1A-5A, 3.91%, (3M US LIBOR + 1.55%), 01/20/28 (a) (b)	5,000	5,008
Series 2015-A2A-5A, 4.61%, (3M US LIBOR + 2.25%), 01/20/28 (a) (b)	2,000	2,008
Series 2015-B2-5A, 5.61%, (3M US LIBOR + 3.25%), 01/20/28 (a) (b)	1,000	1,008
CBAM Ltd.
Series 2018-A-6A, 3.31%, (3M US LIBOR + 0.94%), 07/15/31 (a) (b) (d)	2,500	2,500
CFCRE Commercial Mortgage Trust
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,839	2,874
Interest Only, Series 2016-XA-C4, REMIC, 1.90%, 05/10/58 (a)	11,852	1,204
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	11,130	8,736
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	3,954	3,324
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	3,948	3,164
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.07%, (1M US LIBOR + 3.00%), 11/15/19 (a) (b)	1,806	1,815
Series 2017-F-CSMO, REMIC, 5.82%, (1M US LIBOR + 3.74%), 11/15/19 (a) (b)	963	968
CIM Trust
Series 2017-B2-3RR, 12.31%, 01/27/57 (a) (b)	34,540	35,809
Series 2017-A1-6, 3.02%, 06/25/57 (a) (b)	13,074	12,716
Series 2016-B2-1RR, REMIC, 8.18%, 07/26/55 (a) (b)	25,000	23,909
Series 2016-B2-3RR, REMIC, 7.94%, 02/27/56 (a) (b)	25,000	23,915
Series 2016-B2-2RR, REMIC, 8.02%, 02/27/56 (a) (b)	25,000	24,049
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.38%, 05/10/47 (a)	30,084	1,610
Interest Only, Series 2016-XA-GC36, REMIC, 1.48%, 02/10/49 (a)	21,702	1,635
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (a)	18,317	1,749
Citigroup Mortgage Loan Trust Inc.
Series 2009-3A2-12, REMIC, 6.00%, 05/25/37 (a) (b)	2,865	2,886

See accompanying Notes to Financial Statements.

29

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
CitiMortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	2,413	2,349
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	2,154	2,110
CLNS Trust
Series 2017-D-IKPR, 4.10%, (1M US LIBOR + 2.05%), 06/11/22 (a) (b)	1,973	1,976
Series 2017-E-IKPR, 5.55%, (1M US LIBOR + 3.50%), 06/11/22 (a) (b)	1,973	1,979
Series 2017-F-IKPR, 6.55%, (1M US LIBOR + 4.50%), 06/11/22 (a) (b)	1,973	1,984
Coinstar Funding LLC
Series 2017-A2-1A, 5.22%, 04/25/23 (b)	1,658	1,677
Cold Storage Trust
Series 2017-A-ICE3, 3.07%, (1M US LIBOR + 1.00%), 04/15/24 (a) (b)	1,790	1,795
Series 2017-C-ICE3, 3.42%, (1M US LIBOR + 1.35%), 04/15/24 (a) (b)	2,183	2,191
COMM Mortgage Trust
Interest Only, Series 2016-XA-DC2, REMIC, 1.21%, 10/10/25 (a)	19,764	1,185
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	2,274	2,260
Series 2016-C-DC2, REMIC, 4.80%, 02/10/26 (a)	1,340	1,326
Interest Only, Series 2014-XA-CR17, REMIC, 1.24%, 05/10/47 (a)	36,594	1,540
Interest Only, Series 2015-XA-CR26, REMIC, 1.18%, 10/10/48 (a)	30,272	1,613
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.43%, 10/10/46 (a)	37,145	1,723
Commercial Mortgage Pass-Through Certificates
Series 2014-C-CR19, REMIC, 4.87%, 08/10/24 (a)	1,500	1,525
Interest Only, Series 2015-XA-DC1, REMIC, 1.28%, 02/10/48 (a)	29,037	1,427
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (b)	5,474	5,339
Core Industrial Trust
Series 2015-D-CALW, REMIC, 3.98%, 02/10/22 (a) (b)	2,000	1,997
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	5,371	3,347
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	8,474	7,409
Credit Suisse Mortgage Capital Certificates
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	5,807	4,797
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 1.07%, 01/17/25 (a)	20,626	919
Series 2015-C-C4, REMIC, 4.74%, 11/18/25 (a)	1,911	1,904
CSMC Trust
Series 2016-A1-PR1, REMIC, 5.50%, 05/25/19 (b) (c)	7,305	7,213
Series 2011-6A9-5R, REMIC, 3.65%, 11/27/37 (a) (b)	12,501	12,563
Series 2015-A1-PR2, REMIC, 4.25%, 07/26/55 (b) (c)	11,553	11,437
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a) (b)	4,265	4,289
CVP CLO Ltd.
Series 2017-A-2A, 3.12%, (3M US LIBOR + 1.19%), 01/20/31 (a) (b)	2,000	2,001
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.64%, 05/10/49 (a)	24,402	2,105
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.39%, (1M US LIBOR + 0.30%), 09/25/47 (a)	23,082	20,655
First Horizon Alternative Mortgage Securities Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	4,827	3,720
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b) (c)	5,332	5,332
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	6,063	6,041
GPMT Ltd.
Series 2018-A-FL1, 2.98%, (1M US LIBOR + 0.90%), 12/19/20 (a) (b)	2,462	2,457
	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (a)	32,415	2,503
Interest Only, Series 2015-XA-GC34, REMIC, 1.50%, 10/10/25 (a)	24,527	1,795
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (a)	16,274	708
Interest Only, Series 2014-XA-GC24, REMIC, 0.95%, 09/10/47 (a)	47,767	1,753
Interest Only, Series 2015-XA-GS1, REMIC, 0.96%, 11/10/48 (a)	34,355	1,687
Interest Only, Series 2017-C-2, REMIC, 1.29%, 08/10/50 (a)	34,281	2,687
Halcyon Loan Advisors Funding Ltd.
Series 2012-B-1A, 5.34%, (3M US LIBOR + 3.00%), 08/15/23 (a) (b)	500	500
Series 2012-C-2A, 5.17%, (3M US LIBOR + 2.85%), 12/20/24 (a) (b)	1,430	1,435
Series 2013-C-2A, 5.06%, (3M US LIBOR + 2.70%), 08/01/25 (a) (b)	250	248
Series 2013-D-2A, 6.16%, (3M US LIBOR + 3.80%), 08/01/25 (a) (b)	1,000	1,000
Series 2014-A1R-1A, 3.49%, (3M US LIBOR + 1.13%), 04/18/26 (a) (b)	1,000	1,000
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b) (d)	4,000	3,991
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (b)	7,716	8,114
Hildene CLO IV Ltd.
Series 2015-A1A-4A, 3.86%, (3M US LIBOR + 1.50%), 07/23/27 (a) (b)	2,000	2,000
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 3.70%, 09/25/36 (a)	5,375	5,163
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.04%, (3M US LIBOR + 0.69%), 07/15/26 (a) (b)	380	379
Jamestown CLO VI Ltd.
Series 2018-A1-6RA, 3.48%, (3M US LIBOR + 1.15%), 04/25/30 (a) (b)	3,000	2,993
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.81%, 07/15/24 (a)	2,000	1,989
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	2,370	2,350
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,232
Interest Only, Series 2016-XA-C2, REMIC, 1.85%, 06/15/49 (a)	25,306	2,133
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 4.22%, (1M US LIBOR + 2.15%), 10/15/22 (a) (b)	1,914	1,915
Series 2016-C-ASH, 4.82%, (1M US LIBOR + 2.75%), 10/15/22 (a) (b)	1,080	1,081
Series 2018-A-LAQ, 3.00%, (1M US LIBOR + 1.00%), 06/15/25 (a) (b)	2,380	2,381
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	812	813
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (a) (b)	3,075	2,984
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-C-MAUI, REMIC, 3.30%, (1M US LIBOR + 1.25%), 07/15/19 (a) (b)	753	754
Series 2017-D-MAUI, REMIC, 4.00%, (1M US LIBOR + 1.95%), 07/15/19 (a) (b)	706	708
Series 2017-E-MAUI, REMIC, 5.00%, (1M US LIBOR + 2.95%), 07/15/19 (a) (b)	625	627
Series 2017-F-MAUI, REMIC, 5.80%, (1M US LIBOR + 3.75%), 07/15/19 (a) (b)	880	883
Series 2017-B-FL10, REMIC, 3.07%, (1M US LIBOR + 1.00%), 06/15/22 (a) (b)	699	704
Series 2017-C-FL10, REMIC, 3.32%, (1M US LIBOR + 1.25%), 06/15/22 (a) (b)	528	532
Series 2017-D-FL10, REMIC, 3.97%, (1M US LIBOR + 1.90%), 06/15/22 (a) (b)	1,709	1,717
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	246	246
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 3.40%, 03/26/37 (a) (b)	4,185	4,167

See accompanying Notes to Financial Statements.

30

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Labrador Aviation Finance Ltd.
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	18,229	18,379
Lavender Trust
Series 2010-A3-RR2A, REMIC, 6.25%, 10/26/36 (b)	1,912	1,931
LCM XVI LP
Series AR-16A, 3.38%, (3M US LIBOR + 1.03%), 07/15/26 (a) (b)	1,500	1,500
Series DR-16A, 5.35%, (3M US LIBOR + 3.00%), 07/15/26 (a) (b)	500	500
Lehman Mortgage Trust
Series 2005-1A3-1, REMIC, 5.50%, 11/25/35	957	988
Lendmark Funding Trust
Series 2017-A-2A, 2.80%, 05/20/26 (b)	1,000	987
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.39%, 03/10/50 (a) (b)	45,050	2,202
Madison Park Funding XV Ltd.
Series 2014-CR-15A, 5.82%, (3M US LIBOR + 3.45%), 01/27/26 (a) (b)	500	500
Madison Park Funding XVIII Ltd.
Series 2015-DR-18A, 5.31%, (3M US LIBOR + 2.95%), 10/21/30 (a) (b)	1,500	1,489
Marathon CLO VII Ltd.
Series 2014-A1R-7A, 3.68%, (3M US LIBOR + 1.32%), 10/28/25 (a) (b)	5,000	5,002
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 5.99%, 06/12/50 (a)	234	234
Midocean Credit CLO VII
Series 2017-A1-7A, 3.67%, (3M US LIBOR + 1.32%), 07/15/29 (a) (b)	5,000	5,006
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,448
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,902
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,181
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,344
Interest Only, Series 2016-XA-C28, REMIC, 1.43%, 01/15/26 (a)	24,202	1,687
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	676	691
Interest Only, Series 2013-XA-C7, REMIC, 1.52%, 02/15/46 (a)	21,645	1,116
Interest Only, Series 2016-XA-C30, REMIC, 1.59%, 09/15/49 (a)	28,206	2,493
Series 2016-C-C31, REMIC, 4.46%, 10/15/26 (a)	2,960	2,903
Morgan Stanley Capital I Trust
Series 2014-D-MP, REMIC, 3.82%, 08/11/21 (a) (b)	2,000	1,976
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,549	1,112
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	2,035	1,657
MP CLO III Ltd.
Series 2013-AR-1A, 3.61%, (3M US LIBOR + 1.25%), 10/20/30 (a) (b)	2,000	2,006
MP CLO VIII Ltd.
Series 2015-AR-2A, 3.27%, (3M US LIBOR + 0.91%), 10/28/27 (a) (b)	2,000	1,995
Nassau Ltd.
Series 2018-A-IA, 3.43%, (3M US LIBOR + 1.15%), 07/15/31 (a) (b) (d)	2,000	2,000
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, 2.87%, (1M US LIBOR + 0.95%), 06/15/35 (a) (b)	2,384	2,384
New Residential Mortgage Loan Trust
Series 2016-A1-1A, REMIC, 3.75%, 03/25/56 (a) (b)	22,117	22,173
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.87%, 02/25/36 (a)	1,475	1,373
NYMT Residential LLC
Series 2016-A-RP1A, 4.00%, 03/25/19 (b) (c)	6,229	6,231
Octagon Investment Partners XXI Ltd.
Series 2014-C-1A, 6.01%, (3M US LIBOR + 3.65%), 11/14/26 (a) (b)	1,000	1,000
	Shares/Par[1]	Value ($)
Octagon Investment Partners XXIV Ltd.
Series 2015-A1R-1A, 2.25%, (3M US LIBOR + 0.90%), 05/21/27 (a) (b)	2,000	1,997
Octagon Loan Funding Ltd.
Series 2014-A1R-1A, 3.47%, (3M US LIBOR + 1.14%), 11/18/26 (a) (b)	5,000	5,001
OFSI Fund V Ltd.
Series 2018-A-1A, 3.48%, (3M US LIBOR + 1.15%), 07/15/31 (a) (b) (e)	2,000	2,000
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (b)	3,019	2,980
Palmer Square Loan Funding Ltd.
Series 2017-A1-1A, 3.09%, (3M US LIBOR + 0.74%), 10/15/25 (a) (b)	4,000	4,000
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (b)	10,466	9,289
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c)	15,543	15,546
PRPM LLC
Series 2017-A1-3A, 3.47%, 11/25/20 (b) (c)	13,744	13,637
RAMP Trust
Series 2005-AI4-RS9, REMIC, 2.41%, (1M US LIBOR + 0.32%), 11/25/35 (a)	9,636	8,672
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 2.54%, (1M US LIBOR + 0.45%), 01/25/37 (a)	4,996	3,455
Interest Only, Series 2007-1A6-B, REMIC, 3.96%, (6.05% - (1M US LIBOR * 1)), 01/25/37 (a)	4,996	561
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	7,230	7,197
Residential Accredit Loans Inc. Trust
Series 2005-A41-QA10, REMIC, 4.63%, 09/25/35 (a)	1,945	1,791
Series 2006-A21-QA1, REMIC, 4.57%, 01/25/36 (a)	6,824	5,901
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	3,717	3,376
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	4,431	4,041
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,660	3,125
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	10,204	6,851
Series 2007-1A1-A3, REMIC, 2.54%, (1M US LIBOR + 0.45%), 04/25/37 (a)	6,977	3,901
Series 2007-1A2-A3, REMIC, 30.35%, (46.38% - (1M US LIBOR * 7.67)), 04/25/37 (a)	910	1,622
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	21,131	17,169
Residential Funding Mortgage Securities Inc. Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	609	602
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	3,585	3,446
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,391	1,295
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	2,820	2,605
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	11,405	10,831
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	2,584	2,502
Rockford Tower CLO Ltd.
Series 2017-A-3A, 3.15%, (3M US LIBOR + 1.19%), 10/20/30 (a) (b)	1,000	1,001
Series 2018-A-1A, 3.36%, (3M US LIBOR + 1.10%), 05/20/31 (a) (b) (d)	3,000	2,991
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 3.02%, (1M US LIBOR + 0.95%), 06/15/33 (a) (b)	1,485	1,486
Series 2017-B-ROSS, 3.32%, (1M US LIBOR + 1.25%), 06/15/33 (a) (b)	1,485	1,486
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (b)	10,000	9,739
Shenton Aircraft Investments I Ltd.
Series 2015-A-1A, 4.75%, 11/15/27 (b)	13,301	13,525
Sofi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 09/25/26 (b)	8,000	7,788
Sound Harbor Loan Fund Ltd.
Series 2014-A1R-1A, 3.56%, (3M US LIBOR + 1.20%), 10/30/26 (a) (b)	1,000	1,000
Sound Point CLO IV-R Ltd.
Series 2013-A-3RA, 3.65%, (3M US LIBOR + 1.15%), 04/18/31 (a) (b)	3,000	3,000
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	5,898	5,877

See accompanying Notes to Financial Statements.

31

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (b)	9,606	9,687
STARM Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 3.83%, 04/25/37 (a)	1,544	1,279
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.59%, (3M US LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	4,009
Series 2014-A-1RA, 3.41%, 04/21/31 (b)	2,000	2,000
Series 2016-1A, 3.44%, (3M US LIBOR + 1.12%), 06/15/31 (a) (b) (d)	2,000	2,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.92%, 11/25/35 (a)	8,630	8,352
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	9,666	9,099
TCI-Flatiron CLO Ltd.
Series 2016-B-1A, 4.55%, (3M US LIBOR + 2.25%), 07/17/28 (a) (b)	500	502
TCI-Symphony CLO Ltd.
Series 2016-D-1A, 6.14%, (3M US LIBOR + 3.80%), 10/13/29 (a) (b)	2,000	2,004
THL Credit Wind River CLO Ltd.
Series 2016-B-1A, 4.70%, (3M US LIBOR + 2.35%), 07/15/28 (a) (b)	1,500	1,501
Series 2016-C-1A, 5.55%, (3M US LIBOR + 3.20%), 07/15/28 (a) (b)	500	500
Series 2014-AR-2A, 3.49%, (3M US LIBOR + 1.14%), 01/15/31 (a) (b)	1,000	1,000
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (b)	4,252	4,401
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.77%, 06/15/50 (a)	24,825	2,591
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 11/25/47 (a) (b)	9,289	9,259
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	13,109	13,110
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (c)	13,315	13,319
VOLT LVI LLC
Series 2017-A1-NPL3, 3.50%, 03/25/47 (b) (c)	14,830	14,835
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (b) (c)	10,408	10,409
Voya CLO Ltd.
Series 2014-A1R-4A, 3.30%, (3M US LIBOR + 0.95%), 10/14/26 (a) (b)	3,500	3,496
Waldorf Astoria Boca Raton Trust
Series 2016-B-BOCA, REMIC, 4.12%, (1M US LIBOR + 2.05%), 06/15/29 (a) (b)	2,708	2,710
Series 2016-C-BOCA, REMIC, 4.57%, (1M US LIBOR + 2.50%), 06/15/29 (a) (b)	2,291	2,294
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	2,239	1,959
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,997	3,548
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,974	2,834
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (b)	8,615	8,333
Wellfleet CLO Ltd.
Series 2017-A1-2A, 3.61%, (3M US LIBOR + 1.25%), 10/20/29 (a) (b)	3,000	3,003
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.15%, 12/15/48 (a)	27,129	1,434
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	3,649	3,627
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	3,992	3,730
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,308	1,276
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,854
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	2,031	1,789
Series 2016-C-C34, REMIC, 5.20%, 05/15/49 (a)	2,855	2,906
Interest Only, Series 2015-XA-LC20, REMIC, 1.52%, 04/15/50 (a)	24,290	1,503
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (a)	1,577	1,538
	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-C33, REMIC, 1.96%, 03/15/59 (a)	15,215	1,440
Interest Only, Series 2017-XA-RC1, REMIC, 1.72%, 01/15/60 (a)	25,199	2,378
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-A11-3, REMIC, 5.50%, 03/25/36	2,535	2,591
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	8,005	7,953
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	1,660	1,666
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	2,875	2,891
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.27%, 03/15/47 (a)	21,845	960
Interest Only, Series 2014-XA-C25, REMIC, 1.05%, 11/15/47 (a)	28,692	1,215
Series 2016-C-C33, REMIC, 3.90%, 03/15/59	1,508	1,426
WhiteHorse X Ltd.
Series 2015-A1R-10A, 3.01%, (3M US LIBOR + 0.93%), 04/17/27 (a) (b) (d)	3,000	3,000
Wind River CLO Ltd.
Series 2016-A-2A, 3.86%, (3M US LIBOR + 1.50%), 11/01/28 (a) (b)	2,500	2,503
Zais CLO 2 Ltd.
Series 2014-A1AR-2A, 3.56%, (3M US LIBOR + 1.20%), 07/25/26 (a) (b)	5,000	5,001
Zais CLO 5 Ltd.
Series 2016-A1-2A, 3.88%, (3M US LIBOR + 1.53%), 10/15/28 (a) (b)	2,000	2,001
Total Non-U.S. Government Agency Asset-Backed Securities (cost $918,567)		930,294
GOVERNMENT AND AGENCY OBLIGATIONS 46.9%
Collateralized Mortgage Obligations 29.7%
Federal Home Loan Mortgage Corp.
Series A-4260, REMIC, 3.00%, 02/15/32	11,109	11,055
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	7,850
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,511
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,922
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,025
Series A-4377, REMIC, 3.00%, 06/15/39	13,664	13,576
Series BK-4469, REMIC, 3.00%, 08/15/39	10,200	10,134
Series JA-3818, REMIC, 4.50%, 01/15/40	296	300
Series TB-4419, REMIC, 3.00%, 02/15/40	556	556
Series GA-4376, REMIC, 3.00%, 04/15/40	11,686	11,582
Series NY-4390, REMIC, 3.00%, 06/15/40	11,420	11,316
Series MA-4391, REMIC, 3.00%, 07/15/40	11,161	11,059
Interest Only, Series SP-3770, REMIC, 4.43%, (6.50% - (1M US LIBOR * 1)), 11/15/40 (a)	3,182	262
Interest Only, Series SM-3780, REMIC, 4.43%, (6.50% - (1M US LIBOR * 1)), 12/15/40 (a)	14,249	2,277
Series KA-4366, REMIC, 3.00%, 03/15/41	10,950	10,832
Series SL-4061, REMIC, 3.59%, (7.06% - (1M US LIBOR * 1.75)), 06/15/42 (a)	1,482	1,257
Series B-4481, REMIC, 3.00%, 12/15/42	20,966	20,536
Series CS-4156, REMIC, 3.02%, (5.40% - (1M US LIBOR * 1.2)), 01/15/43 (a)	5,045	4,138
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,397	9,431
Series ZX-4404, REMIC, 4.00%, 04/15/44	56,727	58,301
Series CA-4573, REMIC, 3.00%, 11/15/44	35,213	34,447
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,717	1,771
Series KZ-4440, REMIC, 3.00%, 02/15/45	11,886	10,587
Series HA-4582, REMIC, 3.00%, 09/15/45	25,003	24,436
Interest Only, Series MS-4291, REMIC, 3.83%, (5.90% - (1M US LIBOR * 1)), 01/15/54 (a)	6,067	842
Series A-4734, REMIC, 3.00%, 07/15/42	27,882	27,508
Series KM-4141, REMIC, 1.75%, 12/15/42	27,364	25,138
Federal National Mortgage Association
Interest Only, Series 2010-CS-134, REMIC, 4.59%, (6.68% - (1M US LIBOR * 1)), 12/25/25 (a)	2,155	179
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	6,190	5,900
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,797	1,723
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	19,337
Interest Only, Series 2005-S-2, REMIC, 4.51%, (6.60% - (1M US LIBOR * 1)), 02/25/35 (a)	8,092	1,207
Interest Only, Series 2011-PS-84, REMIC, 4.51%, (6.60% - (1M US LIBOR * 1)), 01/25/40 (a)	15,753	1,121

See accompanying Notes to Financial Statements.

32

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,427	1,459
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	10,755	10,646
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	5,695	5,479
Interest Only, Series 2011-ES-93, REMIC, 4.41%, (6.50% - (1M US LIBOR * 1)), 09/25/41 (a)	2,319	337
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,932	1,978
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,925	1,970
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	11,940	10,845
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	16,038	15,840
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	16,243	14,442
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	19,018	18,749
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,048	3,733
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	15,363	15,891
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,164	9,971
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	29,446	28,611
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	36,033	35,637
Series 2016-A-9, REMIC, 3.00%, 09/25/43	8,039	7,897
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	21,829	21,571
Series 2018-JA-27, REMIC, 3.00%, 12/25/47 (f)	9,812	9,770
Series 2018-C-33, REMIC, 3.00%, 05/25/48	54,370	52,503
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 4.02%, (6.10% - (1M US LIBOR * 1)), 03/20/40 (a)	9,769	672
Series 2011-WS-70, REMIC, 5.53%, (9.70% - (1M US LIBOR * 2)), 12/20/40 (a)	4,994	4,943
		632,060
Mortgage-Backed Securities 17.2%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 09/01/45	159,148	154,913
4.00%, 09/01/43 - 02/01/44	11,436	11,760
3.00%, 04/01/45	28,035	27,293
3.50%, 02/01/46	31,793	31,748
REMIC, 3.00%, 06/15/44	9,905	9,717
Federal National Mortgage Association
4.50%, 04/01/26	4,158	4,298
3.00%, 03/01/35 - 08/01/46	53,939	52,363
3.50%, 09/01/43 - 08/01/45	43,623	43,591
4.00%, 01/01/48	17,897	18,277
Government National Mortgage Association
3.50%, 10/20/45	12,164	12,111
		366,071
Total Government And Agency Obligations (cost $1,024,318)		998,131
SHORT TERM INVESTMENTS 9.8%
Investment Companies 9.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (g) (h)	208,725	208,725
Total Short Term Investments (cost $208,725)		208,725
Total Investments 100.5% (cost $2,151,610)		2,137,150
Other Assets and Liabilities, Net (0.5)%		(9,968)
Total Net Assets 100.0%		2,127,182

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $589,506 and 27.7%, respectively.

Shares/Par[1]	Value ($)

(c)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(d)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $9,458.

(g)   Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/PIMCO Credit Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.6%
Air Canada Pass-Through Trust
Series 2013-A-1, 4.13%, 05/15/25 (a)	79	79
Series 2017-A-1, 3.55%, 01/15/30 (b) (c)	1,700	1,621
American Airlines Pass-Through Trust
Series 2011-A-1, 5.25%, 01/31/21	28	29
Series 2015-A-1, 3.38%, 05/01/27	256	245
Series 2016-AA-2, 3.20%, 06/15/28	184	174
Series 2017-AA-2, 3.35%, 10/15/29	1,000	958
Series 2017-A-2, 3.60%, 10/15/29	600	580
Asset Backed Funding Corp. Trust
Series 2006-A2-OPT2, REMIC, 2.23%, (1M US LIBOR + 0.14%), 10/25/36 (d)	122	118
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2004-M1-HE6, REMIC, 3.04%, (1M US LIBOR + 0.95%), 09/25/34 (d)	48	49
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	40	39
Centex Home Equity Loan Trust
Series 2004-MV1-D, REMIC, 3.02%, (1M US LIBOR + 0.93%), 09/25/34 (d)	40	40
Citigroup Mortgage Loan Trust Inc.
Series 2007-A2B-AHL1, REMIC, 2.23%, (1M US LIBOR + 0.14%), 12/25/36 (d)	122	120
Series 2007-3A3A-10, REMIC, 3.84%, 09/25/37 (d)	19	16
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	43	45
Countrywide Asset-Backed Certificates
Series 2004-M1-4, REMIC, 2.81%, (1M US LIBOR + 0.72%), 07/25/34 (d)	71	73
Series 2004-M1-5, REMIC, 2.95%, (1M US LIBOR + 0.86%), 08/25/34 (d)	29	29
Series 2006-1A-24, REMIC, 2.23%, (1M US LIBOR + 0.14%), 07/25/35 (d)	105	97
Series 2005-1A-AB4, REMIC, 2.33%, (1M US LIBOR + 0.24%), 03/25/36 (d)	42	37
CVS Pass-Through Trust
Series A, 7.51%, 01/10/32 (a)	55	64
Series 2013-PTC, 4.70%, 01/10/36 (a)	873	869
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-14, REMIC, 2.24%, (1M US LIBOR + 0.15%), 04/25/33 (d)	29	29
First Franklin Mortgage Loan Trust
Series 2004-M3-FF8, REMIC, 3.52%, (1M US LIBOR + 1.43%), 10/25/34 (d)	46	46
GTP Acquisition Partners I LLC
Series 2015-A-2, 3.48%, 06/16/25 (b) (c)	300	293
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 2.63%, (1M US LIBOR + 0.27%), 10/25/35 (d)	14	14

See accompanying Notes to Financial Statements.

33

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 2.45%, (1M US LIBOR + 0.36%), 12/25/35 (d)	100	100
JPMorgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 2.36%, (1M US LIBOR + 0.27%), 07/25/36 (d)	300	284
Lehman XS Trust
Series 2005-2A4-2, REMIC, 5.17%, 08/25/35	17	16
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 2.19%, (1M US LIBOR + 0.10%), 04/25/37 (d)	13	9
Northwest Airlines Pass-Through Trust
Series 2002-G-2-1, 6.26%, 05/20/23	45	47
OMX Timber Finance Investments I LLC
Series 2014-A1, 5.42%, 01/29/20 (a)	300	309
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M2-WHQ1, REMIC, 3.08%, (1M US LIBOR + 0.99%), 09/25/34 (d)	68	68
RALI Trust
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	72	68
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	79	67
RAMP Trust
Series 2005-A2-EFC7, REMIC, 2.32%, (1M US LIBOR + 0.23%), 12/25/35 (d)	225	180
RASC Trust
Series 2006-AI3-KS9, REMIC, 2.25%, (1M US LIBOR + 0.16%), 09/25/36 (d)	166	162
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (e)	173	95
SBA Tower Trust
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	586
S-Jets Ltd.
Series 2017-A-1, 3.97%, 08/15/25 (a)	472	471
Soundview Home Loan Trust
Series 2006-2A3-OPT3, REMIC, 2.26%, (1M US LIBOR + 0.17%), 06/25/36 (d)	62	61
Spirit Airlines Pass-Through Trust
Series 2015-A-1, 4.10%, 04/01/28	864	860
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (a)	384	387
United Airlines Inc. Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	86	84
Series 2016-A-1, 3.45%, 07/07/28	974	937
Series 2016-A-2, 3.10%, 10/07/28	974	910
US Airways Pass-Through Trust
Series 2013-B-1, 5.38%, 11/15/21	119	121
Series 2013-A-1, 3.95%, 11/15/25	74	74
Virgin Australia Trust
Series 2013-1A, 5.00%, 10/23/23 (a)	38	39
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,771)		11,599
CORPORATE BONDS AND NOTES 84.2%
Consumer Discretionary 5.9%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (a)	200	190
Altice SA
7.75%, 05/15/22 (a) (f)	200	194
Amazon.com Inc.
2.60%, 12/05/19	100	100
3.80%, 12/05/24 (f)	100	102
5.20%, 12/03/25	100	110
AMC Networks Inc.
5.00%, 04/01/24	200	197
Aptiv Plc
3.15%, 11/19/20	500	496
Bacardi Ltd.
4.45%, 05/15/25 (a)	1,000	997
2.75%, 07/15/26 (a)	300	260
Cedar Fair LP
5.38%, 04/15/27	200	197
Charter Communications Operating LLC
4.46%, 07/23/22	1,000	1,011
3.75%, 02/15/28	300	272
	Shares/Par[1]	Value ($)
4.20%, 03/15/28	1,100	1,031
5.38%, 04/01/38	400	377
5.75%, 04/01/48	300	290
Comcast Corp.
3.15%, 03/01/26	200	188
2.35%, 01/15/27	200	175
3.30%, 02/01/27	400	376
3.90%, 03/01/38	300	273
4.50%, 01/15/43	500	472
4.60%, 08/15/45	400	384
3.40%, 07/15/46	1,200	970
4.00%, 11/01/49	300	263
CRC Escrow Issuer LLC
5.25%, 10/15/25 (a) (f)	400	378
D.R. Horton Inc.
3.75%, 03/01/19	600	601
4.38%, 09/15/22	200	204
Discovery Communications LLC
3.45%, 03/15/25	100	95
DISH DBS Corp.
6.75%, 06/01/21	1,100	1,101
5.88%, 07/15/22 (f)	325	305
General Motors Co.
3.16%, (3M US LIBOR + 0.80%), 08/07/20 (d)	200	201
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22 (a)	200	197
GLP Capital LP
5.75%, 06/01/28 (f)	300	301
Hilton Worldwide Finance LLC
4.63%, 04/01/25	500	488
4.88%, 04/01/27	400	386
Intrepid Aviation Group Holdings LLC
6.88%, 02/15/19 (a)	100	99
Lennar Corp.
4.75%, 11/29/27	400	374
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (a) (f)	800	756
Meredith Corp.
6.88%, 02/01/26 (a)	100	99
MGM Resorts International
6.00%, 03/15/23	1,000	1,029
Nissan Motor Acceptance Corp.
2.65%, 09/26/18 (a)	100	100
3.23%, (3M US LIBOR + 0.89%), 01/13/22 (a) (d)	100	101
Numericable - SFR SA
7.38%, 05/01/26 (a)	900	879
Omnicom Group Inc.
3.60%, 04/15/26	100	96
QVC Inc.
4.38%, 03/15/23	600	592
RELX Capital Inc.
3.50%, 03/16/23 (f)	200	199
Schaeffler Finance BV
3.25%, 05/15/25, EUR	100	123
Securitization Trust
4.50%, 04/01/27 (g)	800	780
Studio City Co. Ltd.
5.88%, 11/30/19 (a)	500	506
Thomson Reuters Corp.
3.35%, 05/15/26	700	646
Time Warner Cable Inc.
8.25%, 04/01/19	500	519
4.13%, 02/15/21	1,000	1,007
6.75%, 07/01/18 - 06/15/39	800	846
4.50%, 09/15/42	300	246
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	124
Unitymedia Hessen GmbH & Co. KG
3.50%, 01/15/27, EUR	550	670
Univision Communications Inc.
5.13%, 02/15/25 (a)	100	93
Viking Cruises Ltd.
5.88%, 09/15/27 (a)	100	95

See accompanying Notes to Financial Statements.

34

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Wynn Macau Ltd.
5.50%, 10/01/27 (a)	3,200	3,057
		26,218
Consumer Staples 2.7%
Adecoagro SA
6.00%, 09/21/27 (a)	200	165
Altria Group Inc.
9.25%, 08/06/19 (g)	12	13
Anheuser-Busch InBev Worldwide Inc.
3.05%, (3M US LIBOR + 0.74%), 01/12/24 (d)	2,500	2,523
BAT Capital Corp.
3.56%, 08/15/27 (a)	2,400	2,231
Brown-Forman Corp.
3.50%, 04/15/25	1,200	1,191
Campbell Soup Co.
3.65%, 03/15/23	700	686
Constellation Brands Inc.
4.75%, 12/01/25	1,050	1,087
Danone SA
2.59%, 11/02/23 (a)	1,000	941
General Mills Inc.
4.55%, 04/17/38	100	95
JM Smucker Co.
3.00%, 03/15/22	100	98
3.50%, 03/15/25	100	96
Kraft Heinz Foods Co.
3.50%, 07/15/22	200	198
3.17%, (3M US LIBOR + 0.82%), 08/10/22 (d)	1,400	1,405
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (a)	1,000	974
McCormick & Co. Inc.
3.40%, 08/15/27	100	94
Post Holdings Inc.
5.00%, 08/15/26 (a)	200	186
Tesco Plc
6.13%, 02/24/22, GBP	50	75
		12,058
Energy 8.6%
APT Pipelines Ltd.
4.20%, 03/23/25 (a)	500	496
Blue Racer Midstream LLC
6.13%, 11/15/22 (a)	200	202
BP AMI Leasing Inc.
5.52%, 05/08/19 (b) (c)	125	128
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,058
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	650	709
Cimarex Energy Co.
4.38%, 06/01/24	875	885
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23	1,100	1,132
Concho Resources Inc.
3.75%, 10/01/27	300	288
4.30%, 08/15/28	400	400
Continental Resources Inc.
3.80%, 06/01/24	500	488
Covey Park Energy LLC
7.50%, 05/15/25 (a)	100	102
El Paso Corp.
6.50%, 09/15/20	200	212
Enable Midstream Partners LP
4.40%, 03/15/27	400	379
4.95%, 05/15/28	500	486
5.00%, 05/15/44 (e)	645	568
Enbridge Inc.
2.74%, (3M US LIBOR + 0.40%), 01/10/20 (d)	1,500	1,499
3.70%, 07/15/27	900	853
Endeavor Energy Resources LP
5.75%, 01/30/28 (a)	500	489
Energy Transfer Partners LP
4.65%, 06/01/21	800	818
4.20%, 04/15/27	100	95
4.90%, 03/15/35	554	501
	Shares/Par[1]	Value ($)
7.50%, 07/01/38	200	230
6.05%, 06/01/41	1,300	1,291
6.50%, 02/01/42	100	104
Ensco Plc
7.75%, 02/01/26	200	190
Enterprise Products Operating LLC
2.55%, 10/15/19	500	496
3.90%, 02/15/24	100	100
3.75%, 02/15/25	400	396
4.88%, 08/16/77 (d) (f)	500	470
EQT Corp.
3.00%, 10/01/22	600	577
EQT Midstream Partners LP
4.00%, 08/01/24	500	476
4.13%, 12/01/26	300	279
5.50%, 07/15/28	500	500
Gazprom OAO Via Gaz Capital SA
6.00%, 01/23/21 (a)	200	208
Genesis Energy LP
6.75%, 08/01/22	700	710
Greenko Dutch BV
5.25%, 07/24/24 (a)	200	182
Halliburton Co.
3.80%, 11/15/25	800	794
Hess Corp.
7.30%, 08/15/31	65	75
Kerr-McGee Corp.
6.95%, 07/01/24	300	341
Marathon Oil Corp.
4.40%, 07/15/27	300	302
MPLX LP
4.50%, 04/15/38	200	185
4.90%, 04/15/58	300	269
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/21 (a)	73	70
7.38%, 12/01/26 (a) (h)	128	63
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (a)	41	37
7.72%, 12/01/26 (a) (h)	132	35
Odebrecht Oil & Gas Finance Ltd.
0.00%, (callable at 100 beginning 08/10/18) (a) (i) (j)	89	1
ONEOK Inc.
4.00%, 07/13/27	300	290
4.55%, 07/15/28	700	703
ONEOK Partners LP
6.85%, 10/15/37	200	235
Petrofac Ltd.
3.40%, 10/10/18 (b) (c) (f)	200	198
Petroleos Mexicanos
6.50%, 03/13/27	3,000	3,076
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	106
3.45%, 01/15/21	1,400	1,403
3.95%, 07/15/22	400	405
Plains All American Pipeline LP
2.60%, 12/15/19	100	99
2.85%, 01/31/23	200	188
3.85%, 10/15/23	100	98
3.60%, 11/01/24	100	95
4.65%, 10/15/25	200	199
5.15%, 06/01/42	200	185
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27 (a)	250	265
Regency Energy Partners LP
5.75%, 09/01/20	200	208
5.88%, 03/01/22	1,000	1,056
5.00%, 10/01/22	300	309
Rockies Express Pipeline LLC
5.63%, 04/15/20 (a)	500	513
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (e)	100	105
6.25%, 03/15/22	300	322
5.63%, 04/15/23	800	848
5.75%, 05/15/24	1,510	1,612

See accompanying Notes to Financial Statements.

35

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
5.88%, 06/30/26	700	751
Sanchez Energy Corp.
7.25%, 02/15/23 (b) (c)	100	99
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/19 (a)	500	491
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27	1,700	1,573
Southwestern Energy Co.
4.10%, 03/15/22	50	48
TC PipeLines LP
3.90%, 05/25/27	500	469
TerraForm Power Operating LLC
4.25%, 01/31/23 (a)	100	96
Tesoro Logistics LP
5.25%, 01/15/25	600	616
Transcanada Trust
5.30%, 03/15/77 (d) (f)	875	821
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	800	781
Transocean Guardian Ltd.
5.88%, 01/15/24 (b) (c)	100	100
Western Gas Partners LP
2.60%, 08/15/18	100	100
		38,632
Financials 42.3%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	302
4.25%, 07/01/20	500	505
4.50%, 05/15/21	600	612
3.95%, 02/01/22	400	397
3.50%, 01/15/25	1,900	1,782
Ally Financial Inc.
8.00%, 11/01/31	500	595
Altice Financing SA
6.63%, 02/15/23 (a)	300	296
Ambac LSNI LLC
7.34%, (3M US LIBOR + 5.00%), 02/12/23 (a) (d)	300	303
Amcor Finance USA Inc.
3.63%, 04/28/26 (a)	400	379
American Financial Group Inc.
3.50%, 08/15/26	900	844
American International Group Inc.
3.90%, 04/01/26	700	678
5.75%, 04/01/48	100	98
4.38%, 01/15/55	400	348
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (a)	300	287
Axis Bank Ltd.
3.25%, 05/21/20	200	197
3.25%, 05/21/20 (a)	500	493
Axis Specialty Finance Plc
4.00%, 12/06/27	700	659
Azul Investments LLP
5.88%, 10/26/24 (a)	100	85
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (i)	600	728
Banco BTG Pactual SA
5.50%, 01/31/23 (a)	600	559
Banco do Brasil SA
6.00%, 01/22/20 (a)	200	206
Banco General SA
4.13%, 08/07/27 (a)	200	187
Banco Inbursa SA
4.38%, 04/11/27 (a)	400	371
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (i)	900	882
2.65%, 04/01/19	100	100
2.25%, 04/21/20	300	296
2.15%, 11/09/20	3,900	3,808
4.10%, 07/24/23	1,475	1,497
3.50%, 04/19/26	1,300	1,257
3.82%, 01/20/28 (d) (f)	5,000	4,882
3.42%, 12/20/28	631	594
3.97%, 03/05/29	500	492
	Shares/Par[1]	Value ($)
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	398
3.00%, 02/24/25	500	480
2.80%, 05/04/26	1,800	1,698
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (i)	200	240
7.63%, 11/21/22 (f)	2,400	2,583
Barclays Plc
3.96%, (3M US LIBOR + 1.63%), 01/10/23 (d) (f)	900	914
3.71%, (3M US LIBOR + 1.38%), 05/16/24 (d)	2,200	2,172
BAT International Finance Plc
2.75%, 06/15/20 (a)	200	198
BBVA Bancomer SA
5.13%, 01/18/33 (a)	600	531
BGC Partners Inc.
5.38%, 12/09/19	225	230
5.13%, 05/27/21	1,100	1,140
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44 (a)	300	311
BOC Aviation Pte Ltd.
2.75%, 09/18/22 (a)	400	380
3.50%, 09/18/27 (a)	500	458
Boral Finance Pty Ltd.
3.75%, 05/01/28 (a)	1,600	1,516
BPCE SA
3.55%, (3M US LIBOR + 1.22%), 05/22/22 (a) (d)	500	507
2.75%, 01/11/23 (a)	2,500	2,388
Braskem Finance Ltd.
5.38%, 05/02/22	1,200	1,230
Brighthouse Financial Inc.
4.70%, 06/22/47	200	164
Brookfield Finance Inc.
3.90%, 01/25/28	500	472
Brookfield Finance LLC
4.00%, 04/01/24	500	494
Cemex Finance LLC
6.00%, 04/01/24	300	304
Charles Schwab Corp.
5.00%, (callable at 100 beginning 12/01/27) (i)	500	483
Citigroup Inc.
3.55%, (3M US LIBOR + 1.19%), 08/02/21 (d)	1,000	1,017
3.42%, (3M US LIBOR + 1.10%), 05/17/24 (d)	200	201
3.35%, (3M US LIBOR + 1.02%), 06/01/24 (d)	600	601
3.20%, 10/21/26	600	558
4.08%, 04/23/29	1,200	1,178
Citizens Bank NA
2.55%, 05/13/21	250	244
Citizens Financial Group Inc.
2.38%, 07/28/21	400	387
CME Group Inc.
3.00%, 03/15/25	725	700
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	600	578
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (i)	1,400	1,835
3.75%, 07/21/26	1,000	935
Credit Agricole SA
2.75%, 06/10/20 (a)	300	296
3.75%, 04/24/23 (a)	250	245
Credit Suisse AG
3.00%, 10/29/21	300	296
6.50%, 08/08/23	300	319
6.50%, 08/08/23 (a)	200	212
Credit Suisse Group AG
3.57%, 01/09/23 (a)	250	245
3.87%, 01/12/29 (a)	700	658
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	900	895
3.75%, 03/26/25	800	767
4.55%, 04/17/26	700	700
CRH America Finance Inc.
3.40%, 05/09/27 (a)	800	750

See accompanying Notes to Financial Statements.

36

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
DAE Funding LLC
5.00%, 08/01/24 (a)	400	383
DBS Group Holdings Ltd.
2.25%, 07/16/19 (a)	200	198
2.81%, (3M US LIBOR + 0.49%), 06/08/20 (a) (d)	400	400
Depository Trust & Clearing Corp.
4.88%, (callable at 100 beginning 06/15/20) (a) (i)	250	253
Deutsche Bank AG
3.31%, (3M US LIBOR + 0.97%), 07/13/20 (d)	1,100	1,090
3.15%, 01/22/21	500	483
4.25%, 10/14/21	2,200	2,167
3.30%, 11/16/22	300	281
3.52%, (3M US LIBOR + 1.19%), 11/16/22 (d) (f)	500	486
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	2,300	2,331
5.45%, 06/15/23 (a)	2,125	2,224
Discover Bank
3.10%, 06/04/20	250	249
DNB Bank ASA
2.38%, 06/02/21 (a) (f)	400	387
E*Trade Financial Corp.
5.88%, (callable at 100 beginning 09/15/26) (f) (i)	1,000	1,017
Emerald Bay SA
0.00%, 10/08/20, EUR (a) (j)	100	109
Enel Finance International NV
3.63%, 05/25/27 (a)	400	366
ERAC USA Finance LLC
2.70%, 11/01/23 (a)	2,000	1,889
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28, EUR (a)	600	696
Fidelity National Financial Inc.
5.50%, 09/01/22	300	319
First American Financial Corp.
4.30%, 02/01/23	650	651
4.60%, 11/15/24	200	201
Flagstar Bancorp Inc.
6.13%, 07/15/21	800	833
FMR LLC
4.95%, 02/01/33 (b) (c)	700	756
Ford Motor Credit Co. LLC
3.18%, (3M US LIBOR + 0.83%), 08/12/19 (d)	400	401
2.68%, 01/09/20	300	297
8.13%, 01/15/20	150	161
5.88%, 08/02/21	300	318
3.43%, (3M US LIBOR + 1.08%), 08/03/22 (d)	1,400	1,407
Freedom Mortgage Corp.
8.13%, 11/15/24 (a)	100	98
8.25%, 04/15/25 (a)	100	98
GE Capital International Funding Co.
4.42%, 11/15/35	1,900	1,837
General Motors Financial Co. Inc.
3.45%, 01/14/22 (f)	1,900	1,873
3.90%, (3M US LIBOR + 1.55%), 01/14/22 (d)	200	204
Global Bank Corp.
4.50%, 10/20/21 (a)	200	195
Goldman Sachs Group Inc.
6.00%, 06/15/20	200	210
5.25%, 07/27/21	500	525
3.51%, (3M US LIBOR + 1.17%), 11/15/21 (d)	600	610
5.75%, 01/24/22	100	107
3.08%, (3M US LIBOR + 0.75%), 02/23/23 (d)	600	597
3.50%, 01/23/25	700	676
3.75%, 02/25/26	1,000	968
4.22%, 05/01/29	2,400	2,358
High Street Funding Trust I
4.11%, 02/15/28 (a)	100	98
HKCG Finance Ltd.
6.25%, 08/07/18 (b) (c)	200	201
HSBC Bank Plc
4.13%, 08/12/20 (a)	400	407
HSBC Bank USA NA
4.88%, 08/24/20	110	113
HSBC Holdings Plc
6.00%, (callable at 100 beginning 09/29/23), EUR (i)	1,100	1,437
	Shares/Par[1]	Value ($)
6.25%, (callable at 100 beginning 03/23/23) (i) (k)	1,200	1,177
3.60%, 05/25/23	800	790
4.30%, 03/08/26	725	727
3.90%, 05/25/26	600	585
HSBC USA Inc.
2.35%, 03/05/20	200	198
ING Groep NV
3.95%, 03/29/27	200	196
Intesa Sanpaolo SpA
7.75%, (callable at 100 beginning 01/11/27), EUR (i)	800	1,005
6.50%, 02/24/21 (a)	250	258
5.71%, 01/15/26 (a)	875	800
Jefferies Finance LLC
7.38%, 04/01/20 (a)	1,600	1,622
7.50%, 04/15/21 (a)	600	608
6.88%, 04/15/22 (a)	300	299
7.25%, 08/15/24 (a)	400	394
JPMorgan Chase & Co.
5.83%, (callable at 100 beginning 10/30/18) (f) (i)	1,100	1,109
6.30%, 04/23/19	300	309
3.26%, (3M US LIBOR + 0.90%), 04/25/23 (d)	100	101
3.90%, 07/15/25	200	199
3.30%, 04/01/26	1,700	1,623
3.78%, 02/01/28 (d)	7,000	6,826
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,500	2,411
Lazard Group LLC
3.75%, 02/13/25	300	290
Legg Mason Inc.
3.95%, 07/15/24	100	99
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (a) (i)	100	123
3.30%, 05/07/21 (k)	300	299
Lloyds Banking Group Plc
7.63%, (callable at 100 beginning 06/27/23), GBP (i) (k)	1,000	1,440
3.13%, (3M US LIBOR + 0.80%), 06/21/21 (d)	400	400
Marsh & McLennan Cos Inc.
3.50%, 03/10/25	1,200	1,173
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (a)	200	202
Mitsubishi UFJ Financial Group Inc.
4.18%, (3M US LIBOR + 1.88%), 03/01/21 (d)	412	426
3.39%, (3M US LIBOR + 1.06%), 09/13/21 (d)	600	608
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/19 (a)	3,600	3,566
Mizuho Financial Group Inc.
2.63%, 04/12/21 (a)	700	683
3.21%, (3M US LIBOR + 0.88%), 09/11/22 (d)	800	803
Moody's Corp.
4.50%, 09/01/22	200	206
4.88%, 02/15/24	290	304
Morgan Stanley
7.30%, 05/13/19	290	301
5.75%, 01/25/21	100	106
2.75%, 05/19/22	1,100	1,065
3.13%, 01/23/23	3,400	3,314
4.00%, 07/23/25	1,000	996
3.88%, 01/27/26	300	295
3.63%, 01/20/27	3,700	3,558
MUFG Americas Holdings Corp.
3.00%, 02/10/25	1,000	953
Multibank Inc.
4.38%, 11/09/22 (a)	200	195
NASDAQ Inc.
2.72%, (3M US LIBOR + 0.39%), 03/22/19 (d)	600	601
Nationwide Building Society
10.25%, GBP (i)	535	1,071
2.35%, 01/21/20 (b) (c)	2,150	2,120
Navient Corp.
8.00%, 03/25/20	300	317
5.88%, 03/25/21	100	102
7.25%, 01/25/22	100	105

See accompanying Notes to Financial Statements.

37

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
6.50%, 06/15/22	200	205
Nordea Bank AB
4.88%, 05/13/21 (a)	400	412
Petrobras Global Finance BV
7.38%, 01/17/27	300	300
6.00%, 01/27/28 (a)	2,593	2,350
5.75%, 02/01/29	200	175
Quicken Loans Inc.
5.75%, 05/01/25 (a)	100	98
5.25%, 01/15/28 (a)	800	738
Rabobank Nederland NV
6.88%, 03/19/20, EUR	400	517
Radian Group Inc.
7.00%, 03/15/21	157	167
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (a)	400	382
2.75%, 06/26/24 (a)	900	849
Reckson Operating Partnership LP
7.75%, 03/15/20	1,400	1,497
Reinsurance Group of America Inc.
3.95%, 09/15/26	600	590
RenaissanceRe Finance Inc.
3.45%, 07/01/27	100	94
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (f)	409	436
9.25%, 07/06/24 (a)	170	182
9.75%, 01/06/27 (a)	191	206
8.20%, 04/06/28 (a)	600	609
Royal Bank of Scotland Group Plc
3.89%, (3M US LIBOR + 1.55%), 06/25/24 (d)	1,300	1,297
Santander Holdings USA Inc.
2.70%, 05/24/19	217	216
3.70%, 03/28/22	1,200	1,182
3.40%, 01/18/23	1,100	1,063
4.40%, 07/13/27	100	95
Santander UK Group Holdings Plc
7.38%, (callable at 100 beginning 06/24/22), GBP (i)	295	405
4.75%, 09/15/25 (a)	600	585
Santander UK Plc
2.13%, 11/03/20	1,500	1,455
3.40%, 06/01/21 (k)	500	498
5.00%, 11/07/23 (a)	300	305
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24 (d)	200	200
Shire Acquisitions Investments Ireland Ltd.
2.88%, 09/23/23	500	470
SL Green Operating Partnership LP
3.25%, 10/15/22 (f)	500	486
SLM Corp.
5.13%, 04/05/22	400	397
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 (a)	600	580
3.00%, 07/15/22 (a)	800	772
Springleaf Finance Corp.
5.25%, 12/15/19	100	101
8.25%, 12/15/20	100	108
7.75%, 10/01/21	800	863
State Bank of India
3.25%, 01/24/22	700	681
State Street Corp.
3.30%, 12/16/24	250	246
Stearns Holdings LLC
9.38%, 08/15/20 (a)	500	501
Stichting AK Rabobank Certificaten
6.50%, EUR (e) (i)	600	829
Sumitomo Mitsui Financial Group Inc.
4.01%, (3M US LIBOR + 1.68%), 03/09/21 (d)	1,200	1,237
3.50%, (3M US LIBOR + 1.14%), 10/19/21 (d)	1,300	1,320
3.12%, (3M US LIBOR + 0.78%), 07/12/22 (d)	500	502
Synchrony Financial
2.70%, 02/03/20	100	99
3.58%, (3M US LIBOR + 1.23%), 02/03/20 (d)	200	202
Tesco Property Finance 5 Plc
5.66%, 10/13/41, GBP	591	897
	Shares/Par[1]	Value ($)
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (a)	300	299
4.13%, 11/01/24 (a)	500	497
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	150
UBS AG
2.38%, 08/14/19	300	298
2.90%, (3M US LIBOR + 0.58%), 06/08/20 (a) (d)	2,100	2,106
2.45%, 12/01/20 (a)	200	196
2.78%, (3M US LIBOR + 0.48%), 12/01/20 (a) (d)	200	200
7.63%, 08/17/22	2,403	2,641
UBS Group AG
4.13%, 09/24/25 (a)	250	248
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/19	700	702
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	100	130
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP	100	138
Volkswagen Group of America Finance LLC
2.13%, 05/23/19 (a)	1,000	992
Wand Merger Corp.
8.13%, 07/15/23 (b) (c)	300	304
Washington Prime Group LP
5.95%, 08/15/24	1,500	1,445
WEA Finance LLC
3.75%, 09/17/24 (a)	1,000	984
Wells Fargo & Co.
2.10%, 07/26/21	400	385
2.63%, 07/22/22	300	289
3.47%, (3M US LIBOR + 1.11%), 01/24/23 (d) (f)	1,500	1,525
3.59%, (3M US LIBOR + 1.23%), 10/31/23 (d)	1,400	1,426
3.30%, 09/09/24	950	918
3.58%, 05/22/28 (d)	4,800	4,601
Weyerhaeuser Co.
7.38%, 10/01/19 - 03/15/32	1,300	1,585
Woodside Finance Ltd.
4.60%, 05/10/21 (a)	600	612
3.65%, 03/05/25 (a)	600	583
XLIT Ltd.
4.45%, 03/31/25	400	394
		188,597
Health Care 4.7%
AbbVie Inc.
2.90%, 11/06/22	100	97
Actavis Funding SCS
3.45%, 03/15/22	975	959
3.80%, 03/15/25	1,400	1,359
Amgen Inc.
2.60%, 08/19/26	700	631
3.20%, 11/02/27	1,900	1,777
Anthem Inc.
4.10%, 03/01/28	600	588
Baxalta Inc.
2.88%, 06/23/20	300	296
Becton Dickinson & Co.
3.34%, (3M US LIBOR + 1.03%), 06/06/22 (d)	500	502
Boston Scientific Corp.
3.38%, 05/15/22	775	766
Celgene Corp.
4.35%, 11/15/47	200	177
4.55%, 02/20/48	100	91
Centene Escrow I Corp.
5.38%, 06/01/26 (a) (f)	400	405
Community Health Systems Inc.
8.63%, 01/15/24 (b) (c)	600	602
CVS Health Corp.
2.13%, 06/01/21	400	384
4.30%, 03/25/28	1,100	1,082
Endo Finance Co.
5.75%, 01/15/22 (a)	200	179
Endo Finance LLC
5.38%, 01/15/23 (a)	500	404
6.00%, 07/15/23 (a)	200	164

See accompanying Notes to Financial Statements.

38

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Fresenius Medical Care US Finance II Inc.
4.75%, 10/15/24 (a)	700	721
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	257
HCA Inc.
5.25%, 06/15/26	300	299
Humana Inc.
3.85%, 10/01/24	200	199
Kinetic Concepts Inc.
7.88%, 02/15/21 (a)	100	102
Laboratory Corp. of America Holdings
3.60%, 02/01/25	200	195
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a) (f)	250	246
Medtronic Inc.
3.50%, 03/15/25	250	247
Merck & Co. Inc.
2.75%, 02/10/25	300	287
Mylan NV
3.95%, 06/15/26	1,700	1,625
Stryker Corp.
3.50%, 03/15/26	475	461
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	400	364
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/20, EUR	200	227
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	400	371
2.80%, 07/21/23	1,600	1,381
6.00%, 04/15/24	300	299
3.15%, 10/01/26	450	361
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (f)	637	646
9.25%, 04/01/26 (a)	700	727
Zimmer Biomet Holdings Inc.
3.70%, 03/19/23	900	893
Zoetis Inc.
4.50%, 11/13/25	200	207
3.00%, 09/12/27	300	277
		20,855
Industrials 4.2%
A P Moller - Maersk A/S
3.88%, 09/28/25 (a)	700	674
ADT Corp.
3.50%, 07/15/22	100	94
Air Lease Corp.
2.63%, 09/04/18	400	400
2.13%, 01/15/20	1,000	982
3.00%, 09/15/23	300	284
Allegion US Holding Co. Inc.
3.20%, 10/01/24	400	378
3.55%, 10/01/27	100	92
Aviation Capital Group Corp.
7.13%, 10/15/20 (a)	750	809
Aviation Capital Group LLC
3.50%, 11/01/27 (a)	100	92
CD&R Waterworks Merger Sub LLC
6.13%, 08/15/25 (a)	100	95
Delta Air Lines Inc.
3.63%, 03/15/22	1,400	1,382
Fortune Brands Home & Security Inc.
3.00%, 06/15/20	200	198
GATX Corp.
3.50%, 03/15/28	500	460
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (i)	2,300	2,272
GMR Hyderabad International Airport Ltd.
4.25%, 10/27/27 (a)	200	169
International Lease Finance Corp.
7.13%, 09/01/18 (a)	190	191
8.25%, 12/15/20	600	661
8.63%, 01/15/22	200	229
Kansas City Southern
3.00%, 05/15/23	200	191
	Shares/Par[1]	Value ($)
3.13%, 06/01/26	100	92
Masco Corp.
5.95%, 03/15/22	650	695
Massachusetts Institute of Technology
4.68%, 07/01/14	200	219
Owens Corning Inc.
4.20%, 12/15/22 - 12/01/24	350	346
3.40%, 08/15/26	600	546
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (a)	300	298
4.50%, 03/15/23 (a)	900	859
5.50%, 02/15/24 (a)	100	99
Penske Truck Leasing Co. LP
3.40%, 11/15/26 (a)	1,000	931
Pitney Bowes Inc.
3.63%, 09/15/20 (g)	200	196
Rockwell Collins Inc.
2.80%, 03/15/22	200	195
3.20%, 03/15/24	100	96
3.50%, 03/15/27	450	429
Spirit AeroSystems Inc.
4.60%, 06/15/28	800	805
SPX FLOW Inc.
5.88%, 08/15/26 (a)	200	198
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	186
4.75%, 01/15/28 (a) (f)	2,100	1,929
Textron Inc.
2.90%, (3M US LIBOR + 0.55%), 11/10/20 (d)	700	700
Verisk Analytics Inc.
4.13%, 09/12/22	100	102
WestJet Airlines Ltd.
3.50%, 06/16/21 (b) (c)	200	198
		18,772
Information Technology 3.6%
Activision Blizzard Inc.
6.13%, 09/15/23 (a)	700	724
3.40%, 09/15/26	200	190
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (f)	300	295
Alliance Data Systems Corp.
5.88%, 11/01/21 (a)	100	102
Apple Inc.
2.85%, 05/11/24	1,100	1,064
Arrow Electronics Inc.
3.25%, 09/08/24	500	467
Baidu Inc.
3.25%, 08/06/18	300	300
3.00%, 06/30/20	400	396
Broadcom Corp.
3.00%, 01/15/22	1,600	1,556
3.63%, 01/15/24	1,500	1,451
Flextronics International Ltd.
5.00%, 02/15/23	100	103
Harris Corp.
2.70%, 04/27/20	100	99
2.84%, (3M US LIBOR + 0.48%), 04/30/20 (d)	300	300
KLA-Tencor Corp.
4.65%, 11/01/24	100	103
Marvell Technology Group Ltd.
4.20%, 06/22/23	500	500
4.88%, 06/22/28	400	397
Microchip Technology Inc.
3.92%, 06/01/21 (b) (c)	1,100	1,103
Nvidia Corp.
3.20%, 09/16/26	1,000	963
NXP BV
4.13%, 06/01/21 (a)	500	500
3.88%, 09/01/22 (a)	500	491
Oracle Corp.
3.80%, 11/15/37	1,100	1,040
QTS Finance Corp.
4.75%, 11/15/25 (a)	100	94

See accompanying Notes to Financial Statements.

39

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Tech Data Corp.
4.95%, 02/15/27 (f) (g)	200	196
Tencent Holdings Ltd.
3.60%, 01/19/28 (a)	1,300	1,227
Visa Inc.
3.15%, 12/14/25	400	387
VMware Inc.
3.90%, 08/21/27	1,500	1,385
Western Digital Corp.
4.75%, 02/15/26	500	486
		15,919
Materials 1.3%
American Builders & Contractors Supply Co. Inc.
5.88%, 05/15/26 (a)	500	492
Boise Cascade Co.
5.63%, 09/01/24 (a)	300	301
China Uranium Development Co. Ltd.
3.50%, 10/08/18	200	200
Crown Americas LLC
4.75%, 02/01/26 (a)	100	95
Gerdau Holdings Inc.
7.00%, 01/20/20	200	208
7.00%, 01/20/20 (a)	100	104
Gerdau Trade Inc.
4.88%, 10/24/27 (a) (f)	300	278
Goldcorp Inc.
3.63%, 06/09/21	100	100
Graphic Packaging International Inc.
4.75%, 04/15/21	50	51
Huntsman International LLC
4.88%, 11/15/20	100	102
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (a)	200	196
Reynolds Group Issuer Inc.
5.85%, (3M US LIBOR + 3.50%), 07/15/21 (a) (d)	200	202
Rock Tenn Co.
4.90%, 03/01/22	30	31
Syngenta Finance NV
3.93%, 04/23/21 (a)	500	500
Vale Overseas Ltd.
4.38%, 01/11/22 (f)	191	194
6.25%, 08/10/26	1,200	1,300
Westlake Chemical Corp.
3.60%, 07/15/22	30	30
WestRock Co.
4.00%, 03/15/28 (a)	900	886
Yara International ASA
3.80%, 06/06/26 (a)	300	284
4.75%, 06/01/28 (b) (c) (f)	300	300
		5,854
Real Estate 4.9%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	100	99
4.50%, 07/30/29	500	497
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,044
American Tower Corp.
3.45%, 09/15/21	200	199
2.25%, 01/15/22	100	95
3.50%, 01/31/23	750	736
3.13%, 01/15/27	400	357
ARC Properties Operating Partnership LP
3.00%, 02/06/19	800	799
AvalonBay Communities Inc.
2.90%, 10/15/26	1,000	928
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	192
CBL & Associates LP
5.95%, 12/15/26 (f)	1,600	1,358
Crown Castle International Corp.
3.40%, 02/15/21	500	499
4.88%, 04/15/22	300	309
5.25%, 01/15/23	400	419
	Shares/Par[1]	Value ($)
Digital Realty Trust LP
4.75%, 10/01/25	100	103
Education Realty Operating Partnership LP
4.60%, 12/01/24	100	100
EPR Properties
4.50%, 04/01/25	100	99
4.75%, 12/15/26	200	196
4.95%, 04/15/28	300	293
Essex Portfolio LP
3.50%, 04/01/25	900	869
HCP Inc.
4.00%, 12/01/22	300	301
Healthcare Trust of America Holdings LP
3.38%, 07/15/21	200	199
Hospitality Properties Trust
4.50%, 06/15/23	200	202
4.95%, 02/15/27	300	297
Host Hotels & Resorts LP
6.00%, 10/01/21	50	53
3.88%, 04/01/24	200	195
4.00%, 06/15/25	300	291
4.50%, 02/01/26	100	100
Kilroy Realty LP
4.38%, 10/01/25	300	300
Kimco Realty Corp.
3.30%, 02/01/25	3,000	2,844
2.80%, 10/01/26	700	621
Mid-America Apartments LP
4.30%, 10/15/23	50	51
3.75%, 06/15/24	100	98
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27 (a) (f)	900	893
Omega Healthcare Investors Inc.
4.38%, 08/01/23	800	793
4.95%, 04/01/24	250	253
Physicians Realty LP
4.30%, 03/15/27	100	97
3.95%, 01/15/28	200	186
Poly Real Estate Finance Ltd.
5.25%, 04/25/19	400	404
Prologis Inc.
3.88%, 09/15/28	300	301
Select Income REIT
4.25%, 05/15/24	100	96
Simon Property Group LP
3.30%, 01/15/26	45	43
SL Green Realty Corp.
4.50%, 12/01/22	100	102
Spirit Realty LP
4.45%, 09/15/26	200	192
Trust F/1401
6.95%, 01/30/44 (a)	1,000	982
UDR Inc.
4.63%, 01/10/22	671	689
4.00%, 10/01/25	350	348
Weyerhaeuser Co.
4.63%, 09/15/23	500	521
8.50%, 01/15/25	500	615
WP Carey Inc.
4.00%, 02/01/25	600	582
		21,840
Telecommunication Services 3.2%
America Movil SAB de CV
5.00%, 03/30/20	200	206
AT&T Inc.
2.97%, (3M US LIBOR + 0.75%), 06/01/21 (d)	2,100	2,107
3.30%, (3M US LIBOR + 0.95%), 07/15/21 (d)	900	908
3.95%, 01/15/25	100	98
4.10%, 02/15/28 (a)	320	306
4.35%, 06/15/45	100	85
4.50%, 03/09/48	200	172
CC Holdings GS V LLC
3.85%, 04/15/23	200	198

See accompanying Notes to Financial Statements.

40

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Crown Castle Towers LLC
4.24%, 07/15/28 (b) (c) (l)	100	101
MTN Mauritius Investments Ltd.
4.76%, 11/11/24 (a)	200	185
Sprint Corp.
7.25%, 09/15/21	1,300	1,350
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	1,219	1,205
Telefonica Emisiones SAU
4.10%, 03/08/27	1,100	1,063
United Group BV
4.38%, 07/01/22, EUR (a)	200	237
Verizon Communications Inc.
3.44%, (3M US LIBOR + 1.10%), 05/15/25 (d)	2,200	2,200
4.13%, 03/16/27	300	296
4.33%, 09/21/28 (a)	300	298
4.27%, 01/15/36	800	738
5.25%, 03/16/37	100	103
5.01%, 08/21/54	279	262
4.67%, 03/15/55	1,679	1,480
Vodafone Group Plc
4.38%, 05/30/28	200	197
Wind Tre SpA
2.75%, (3M EURIBOR + 2.75%), 01/20/24, EUR (a) (d)	400	387
		14,182
Utilities 2.8%
American Electric Power Co. Inc.
3.20%, 11/13/27	400	373
Appalachian Power Co.
3.40%, 06/01/25	300	293
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,071
DTE Energy Co.
2.40%, 12/01/19	500	495
Duke Energy Corp.
2.83%, (3M US LIBOR + 0.50%), 05/14/21 (b) (c) (d)	300	300
3.05%, 08/15/22	1,200	1,177
2.65%, 09/01/26	750	676
Duke Energy Florida LLC
3.20%, 01/15/27	100	96
Duquesne Light Holdings Inc.
5.90%, 12/01/21 (a)	50	53
3.62%, 08/01/27 (a)	1,200	1,137
Entergy Mississippi Inc.
2.85%, 06/01/28	900	826
Exelon Corp.
2.85%, 06/15/20	600	595
3.95%, 06/15/25	500	496
FirstEnergy Corp.
4.25%, 03/15/23 (g)	300	305
Ipalco Enterprises Inc.
3.70%, 09/01/24	100	96
NextEra Energy Capital Holdings Inc.
2.64%, (3M US LIBOR + 0.32%), 09/03/19 (d)	1,000	1,002
Niagara Mohawk Power Corp.
2.72%, 11/28/22 (a)	100	97
Pacific Gas & Electric Co.
3.25%, 06/15/23	800	764
3.30%, 12/01/27	200	179
Southern Co.
2.95%, 07/01/23	200	193
5.50%, 03/15/57	200	207
Southern Power Co.
2.87%, (3M US LIBOR + 0.55%), 12/20/20 (a) (d)	900	902
		12,333
Total Corporate Bonds And Notes (cost $385,267)		375,260
SENIOR LOAN INTERESTS 3.7%
Consumer Discretionary 1.7%
ARAMARK Services Inc.
Term Loan, 3.69%, (3M LIBOR + 1.75%), 03/01/25 (b) (d)	249	249
	Shares/Par[1]	Value ($)
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (d)	696	694
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (d)	587	586
CSC Holdings LLC
Term Loan B, 4.57%, (3M LIBOR + 2.50%), 01/12/26 (d)	300	299
Las Vegas Sands LLC
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/27/25 (d)	5,129	5,089
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (b) (d) (m)	400	400
Wyndham Hotels & Resorts Inc.
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 03/29/25 (d)	200	200
		7,517
Energy 0.1%
California Resources Corp.
1st Lien Term Loan, 6.84%, (3M LIBOR + 4.75%), 11/08/22 (d)	500	508
Financials 0.9%
FinCo I LLC
Term Loan B, 4.48%, (1M LIBOR + 2.00%), 06/11/22 (d)	172	172
ILFC Delos Finance SARL
Term Loan B, 4.05%, (3M LIBOR + 1.75%), 10/06/23 (d)	300	300
Level 3 Financing Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 02/16/24 (d)	2,200	2,192
Lightstone Holdco LLC
Term Loan, 5.73%, (3M LIBOR + 3.75%), 01/30/24 (d)	487	488
RPI Finance Trust
Term Loan B-6, 4.30%, (3M LIBOR + 2.00%), 03/13/23 (d)	328	328
Wand Merger Corp.
Term Loan A, 0.00%, (3M LIBOR + 5.00%), 04/27/19 (b) (d) (m) (n)	200	198
Term Loan B, 0.00%, (3M LIBOR + 5.50%), 04/27/19 (b) (d) (m) (n)	200	198
		3,876
Health Care 0.2%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 08/15/24 (d)	99	92
HCA Inc.
Term Loan B-10, 4.09%, (3M LIBOR + 2.00%), 03/07/25 (d)	299	300
Ortho-Clinical Diagnostics SA
Term Loan B, 5.73%, (3M LIBOR + 3.25%), 06/30/21 (d)	292	290
		682
Industrials 0.3%
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (d)	596	589
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/16/24 (d)	3	3
Term Loan, 6.61%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (d)	493	493
Sequa Corp.
Term Loan B, 7.05%, (3M LIBOR + 5.50%), 11/28/21 (d)	198	198
		1,283
Information Technology 0.4%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.23%, (1M LIBOR + 3.25%), 10/19/23 (d)	392	391
Dell International LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 09/07/23 (d)	544	541

See accompanying Notes to Financial Statements.

41

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
MH Sub I LLC
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.75%), 08/09/24 (d)	992	992
		1,924
Materials 0.1%
CPG International Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/03/24 (d)	392	391
WR Grace & Co.
Term Loan B-1, 4.06%, (3M LIBOR + 1.75%), 02/23/25 (d)	37	37
Term Loan B-2, 4.06%, (3M LIBOR + 1.75%), 02/23/25 (d)	63	63
		491
Utilities 0.0%
Vistra Operations Co. LLC
Term Loan B-2, 4.09%, (3M LIBOR + 2.25%), 12/14/23 (d)	75	74
Term Loan B-2, 3.98%, (3M LIBOR + 2.25%), 08/03/24 (d)	24	24
		98
Total Senior Loan Interests (cost $16,440)		16,379
GOVERNMENT AND AGENCY OBLIGATIONS 21.0%
Mortgage-Backed Securities 6.3%
Federal National Mortgage Association
3.00%, 07/01/43 - 08/01/43	615	599
TBA, 3.00%, 08/15/46 (l)	2,400	2,322
TBA, 3.50%, 07/15/48 - 08/15/48 (l)	25,300	25,151
		28,072
Municipal 0.0%
California Earthquake Authority
2.81%, 07/01/19	168	168
Sovereign 2.2%
Argentina Bonar Bond
33.81%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (d)	29,080	915
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (d)	7,800	280
Argentina Republic Government International Bond
6.88%, 01/26/27	1,500	1,346
5.25%, 01/15/28, EUR	400	398
2.50%, 12/31/38 (e)	500	286
6.25%, 11/09/47, EUR	400	365
Indonesia Government International Bond
2.88%, 07/08/21, EUR (a)	100	124
Kuwait International Government Bond
3.50%, 03/20/27 (a)	1,300	1,264
Qatar Government International Bond
3.88%, 04/23/23 (a)	1,400	1,399
Saudi Arabia Government International Bond
4.00%, 04/17/25 (a)	900	894
3.25%, 10/26/26	1,500	1,404
3.63%, 03/04/28 (a)	1,000	950
Slovenia Government International Bond
4.13%, 02/18/19 (a)	200	201
		9,826
Treasury Inflation Indexed Securities 0.9%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/21, EUR (o)	557	691
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (o) (p)	3,423	3,325
		4,016
U.S. Treasury Securities 11.6%
U.S. Treasury Bond
3.50%, 02/15/39	914	994
Principal Only, 0.00%, 08/15/44 - 05/15/45 (j)	3,850	1,736
2.50%, 02/15/46 (l)	8,175	7,421
2.50%, 05/15/46	6,857	6,222
2.25%, 08/15/46	3,385	2,911
2.88%, 11/15/46 (p)	182	178
2.75%, 11/15/47 (l)	4,908	4,678
	Shares/Par[1]	Value ($)
3.00%, 02/15/48	8,823	8,842
U.S. Treasury Note
1.88%, 07/31/22 (p)	1,431	1,385
2.13%, 12/31/22 (l)	5,200	5,068
1.75%, 01/31/23 (p)	2,116	2,027
2.13%, 05/15/25 (p)	2,940	2,813
2.38%, 05/15/27	1,218	1,173
2.88%, 05/15/28	6,319	6,329
		51,777
Total Government And Agency Obligations (cost $95,553)		93,859
TRUST PREFERREDS 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (i)	—	11
Total Trust Preferreds (cost $10)		11
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (b) (c) (i)	3	318
Real Estate 0.0%
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (i)	2	43
Total Preferred Stocks (cost $338)		361
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.8%
Securities Lending Cash Collateral Fund LLC, 1.99% (q) (r)	12,374	12,374
Treasury Securities 0.0%
Argentina Treasury Bill
-0.50%, 09/14/18, ARS (s)	8,000	285
Total Short Term Investments (cost $12,770)		12,659
Total Investments 114.4% (cost $522,149)		510,128
Total Purchased Options 0.0% (cost $426)		109
Other Derivative Instruments (0.2)%		(956)
Other Assets and Liabilities, Net (14.2)%		(63,502)
Total Net Assets 100.0%		445,779

(a)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $92,830 and 20.8%, respectively.

(b)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(c)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(f)   All or portion of the security was on loan.

(g)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i)   Perpetual security. Next contractual call date presented, if applicable.

See accompanying Notes to Financial Statements.

42

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(j)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k)   Convertible security.

(l)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $43,899.

(m)  This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(n)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)   Treasury inflation indexed note, par amount is adjusted for inflation.

(p)   All or a portion of the security is pledged or segregated as collateral.

(q)   Investment in affiliate.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(s)   The coupon rate represents the yield to maturity.

JNL/PPM America Long Short Credit Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.0%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	512	521
American Express Credit Account Master Trust
Series 2017-A-4, 1.64%, 05/15/19	1,500	1,487
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	1,170	1,141
AmeriCredit Automobile Receivables Trust
Series 2016-A3-2, 1.60%, 11/09/20	1,560	1,556
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	45	45
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	123	122
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	199	199
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	106	105
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	184	181
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	272	267
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	262	261
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	334	332
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (a)	424	419
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	153	152
Citibank Credit Card Issuance Trust
Series 2017-A4-A4, 2.24%, (1M US LIBOR + 0.22%), 04/07/20 (b)	614	615
Dell Equipment Finance Trust
Series 2017-A2-1, 1.86%, 06/24/19 (a)	216	215
Series 2018-A2A-1, 2.97%, 10/22/20 (c) (d)	287	287
Series 2017-A3-2, 2.19%, 10/24/22 (a)	194	192
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	127	127
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (a)	242	240
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.40%, (1M US LIBOR + 0.32%), 02/25/20 (b)	774	775
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20	530	527
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2B-1A, 2.21%, (1M US LIBOR + 0.12%), 03/16/20 (a) (b)	478	478
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (a)	155	154
Series 2018-A4-1, 2.83%, 06/17/24 (a)	103	102
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	490	489
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	261	257
Series 2017-A-1A, 2.42%, 12/20/34 (a)	236	230
	Shares/Par[1]	Value ($)
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (a)	1,250	1,242
Voya CLO Ltd.
Series 2013-A1R-2A, 3.31%, (3M US LIBOR + 0.97%), 04/25/31 (a) (b)	295	294
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	162	158
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,291)		13,170
CORPORATE BONDS AND NOTES 64.4%
Consumer Discretionary 4.9%
American Axle & Manufacturing Inc.
6.50%, 04/01/27	150	148
CCO Holdings LLC
5.13%, 05/01/27 (a)	843	787
Charter Communications Operating LLC
6.83%, 10/23/55	120	129
DISH DBS Corp.
7.75%, 07/01/26	400	351
Dollar Tree Inc.
3.06%, (3M US LIBOR + 0.70%), 04/17/20 (b)	1,100	1,102
General Motors Co.
5.20%, 04/01/45	197	181
Golden Nugget Inc.
6.75%, 10/15/24 (a)	217	217
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	292	278
iHeartCommunications Inc.
0.00%, 03/01/21 (e) (f)	670	513
KB Home
7.63%, 05/15/23	383	409
Mattamy Group Corp.
6.50%, 10/01/25 (a)	48	47
Nemak SAB de CV
4.75%, 01/23/25 (a)	549	520
Netflix Inc.
5.88%, 11/15/28 (a)	335	339
New Cotai LLC
10.63%, 05/01/19 (a) (g)	288	281
Numericable - SFR SA
7.38%, 05/01/26 (a)	322	315
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (g)	200	197
Target Corp.
3.90%, 11/15/47 (h)	374	347
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	372	353
		6,514
Consumer Staples 4.6%
BAT Capital Corp.
2.95%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	1,250	1,253
4.39%, 08/15/37 (a)	495	464
General Mills Inc.
4.20%, 04/17/28 (h)	58	57
High Ridge Brands Co.
8.88%, 03/15/25 (c) (d)	91	41
JBS Investments GmbH
7.25%, 04/03/24 (a)	497	481
JBS USA Lux SA
6.75%, 02/15/28 (a)	301	284
Kraft Heinz Foods Co.
2.92%, (3M US LIBOR + 0.57%), 02/10/21 (b)	1,000	1,000
3.95%, 07/15/25 (h)	239	233
5.00%, 07/15/35	279	275
Maple Escrow Subsidiary Inc.
4.99%, 05/25/38 (a)	78	78
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	350	340
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a)	127	118
Post Holdings Inc.
5.63%, 01/15/28 (a)	232	218
Reynolds American Inc.
4.45%, 06/12/25 (h)	863	867

See accompanying Notes to Financial Statements.

43

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Sigma Holdco BV
7.88%, 05/15/26 (a)	345	317
		6,026
Energy 9.8%
Alta Mesa Holdings LP
7.88%, 12/15/24	355	376
Andeavor Corp.
3.80%, 04/01/28 (h)	91	86
4.50%, 04/01/48	105	96
Andeavor Logistics LP
3.50%, 12/01/22	137	134
4.25%, 12/01/27	121	117
5.20%, 12/01/47	133	128
Callon Petroleum Co.
6.38%, 07/01/26 (c) (d)	325	326
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	208	217
5.13%, 06/30/27	623	617
CITGO Holding Inc.
10.75%, 02/15/20 (a)	185	197
Columbia Pipeline Group Inc.
3.30%, 06/01/20	365	363
5.80%, 06/01/45	274	305
Continental Resources Inc.
4.38%, 01/15/28	242	240
CrownRock LP
5.63%, 10/15/25 (a)	446	431
Denbury Resources Inc.
9.25%, 03/31/22 (a)	43	46
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	57	55
5.75%, 01/30/28 (a)	57	56
Energy Transfer Equity LP
4.25%, 03/15/23	275	266
5.50%, 06/01/27	64	64
Energy Transfer Partners LP
5.80%, 06/15/38	475	470
EP Energy LLC
8.00%, 11/29/24 (a)	325	328
8.00%, 02/15/25 (a)	658	510
EQT Midstream Partners LP
5.50%, 07/15/28	319	319
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (a)	225	236
Jagged Peak Energy LLC
5.88%, 05/01/26 (a)	350	345
Jones Energy Holdings LLC
9.25%, 03/15/23 (a)	540	541
MPLX LP
4.00%, 03/15/28	427	406
5.20%, 03/01/47 (h)	125	123
Nabors Industries Inc.
5.75%, 02/01/25 (a)	325	308
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	60	59
Oasis Petroleum Inc.
6.25%, 05/01/26 (a)	271	274
Parsley Energy LLC
5.38%, 01/15/25 (a)	500	496
5.25%, 08/15/25 (a)	75	74
PDC Energy Inc.
5.75%, 05/15/26	188	188
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	265	283
4.20%, 03/15/28 (h)	409	394
Southwestern Energy Co.
7.75%, 10/01/27	1,250	1,297
Summit Midstream Holdings LLC
5.75%, 04/15/25	222	211
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (i)	750	737
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	776	788
	Shares/Par[1]	Value ($)
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	59	57
Whiting Petroleum Corp.
6.63%, 01/15/26 (a)	154	159
WPX Energy Inc.
5.75%, 06/01/26	225	225
		12,948
Financials 17.8%
Acrisure LLC
7.00%, 11/15/25 (a)	384	350
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	283	288
3.65%, 07/21/27	517	471
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46 (h)	796	818
Athene Global Funding
2.75%, 04/20/20 (a) (h)	1,100	1,085
3.54%, (3M US LIBOR + 1.23%), 07/01/22 (a) (b) (h)	1,000	1,020
Athene Holding Ltd.
4.13%, 01/12/28 (h)	500	459
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (i)	306	300
3.02%, (3M US LIBOR + 0.66%), 07/21/21 (b)	300	301
3.36%, (3M US LIBOR + 1.00%), 04/24/23 (b)	500	504
3.55%, 03/05/24 (h)	237	234
4.00%, 01/22/25 (h)	479	474
3.37%, 01/23/26 (h)	203	195
4.25%, 10/22/26 (h)	305	301
3.82%, 01/20/28 (b) (h)	330	322
Barclays Plc
4.97%, 05/16/29 (b) (j)	397	393
Bayer US Finance II LLC
4.38%, 12/15/28 (c) (d)	523	523
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	99	105
BMW US Capital LLC
2.70%, (3M US LIBOR + 0.38%), 04/06/20 (a) (b) (h)	1,000	1,003
Capital One Financial Corp.
3.12%, (3M US LIBOR + 0.76%), 05/12/20 (b)	1,000	1,004
3.30%, 10/30/24	225	214
3.75%, 03/09/27	373	353
3.80%, 01/31/28 (h)	441	416
Cemex Finance LLC
6.00%, 04/01/24 (a)	240	243
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (i)	336	342
3.32%, (3M US LIBOR + 0.96%), 04/25/22 (b)	640	646
4.45%, 09/29/27 (h)	780	767
Credit Suisse AG
6.50%, 08/08/23 (a) (h)	481	511
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (i)	259	267
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	375	452
Eagle Holding Co. II LLC
8.38%, 05/15/22 (a) (g)	140	142
Enstar Group Ltd.
4.50%, 03/10/22	192	191
Glencore Funding LLC
3.00%, 10/27/22 (a) (h)	182	174
Goldman Sachs Group Inc.
3.07%, (3M US LIBOR + 0.73%), 12/27/20 (b)	1,050	1,056
3.00%, 04/26/22 (h)	119	116
2.91%, 07/24/23 (h)	61	59
4.22%, 05/01/29	350	344
Hexion US Finance Corp.
6.63%, 04/15/20	250	234
HSBC Holdings Plc
3.33%, (3M US LIBOR + 1.00%), 05/18/24 (b)	524	523
4.38%, 11/23/26 (h)	256	251
Icahn Enterprises LP
6.38%, 12/15/25	747	744

See accompanying Notes to Financial Statements.

44

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a) (h)	300	257
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	600	611
3.78%, 02/01/28 (b) (h)	291	284
JPMorgan Chase Bank NA
3.51%, 01/23/29 (h)	135	128
Lincoln National Corp.
3.80%, 03/01/28	63	60
4.35%, 03/01/48	104	96
Lloyds Banking Group Plc
4.45%, 05/08/25 (j)	590	594
Morgan Stanley
3.54%, (3M US LIBOR + 1.18%), 01/20/22 (b)	100	101
3.29%, (3M US LIBOR + 0.93%), 07/22/22 (b)	275	277
4.10%, 05/22/23 (h)	869	871
4.35%, 09/08/26 (h)	268	265
3.63%, 01/20/27 (h)	200	192
3.59%, 07/22/28 (b) (h)	317	301
Toll Brothers Finance Corp.
4.00%, 12/31/18	341	342
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (i)	410	423
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	400	374
		23,371
Health Care 6.0%
Abbott Laboratories
4.75%, 11/30/36	125	132
Actavis Funding SCS
4.85%, 06/15/44	36	35
4.75%, 03/15/45	102	97
Becton Dickinson & Co.
3.21%, (3M US LIBOR + 0.88%), 12/29/20 (b)	1,100	1,102
3.36%, 06/06/24	500	480
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (a)	64	62
Centene Corp.
4.75%, 05/15/22	157	158
6.13%, 02/15/24	18	19
Centene Escrow I Corp.
5.38%, 06/01/26 (c) (d)	405	410
Community Health Systems Inc.
8.63%, 01/15/24 (c) (d)	361	362
CVS Health Corp.
4.30%, 03/25/28 (h)	370	364
4.78%, 03/25/38	173	170
5.05%, 03/25/48	502	509
Express Scripts Holding Co.
3.40%, 03/01/27 (h)	150	137
4.80%, 07/15/46	184	175
HCA Inc.
4.25%, 10/15/19	1,203	1,212
MEDNAX Inc.
5.25%, 12/01/23 (c) (d)	250	244
Perrigo Finance Unltd. Co.
4.38%, 03/15/26 (h)	200	196
Prestige Brands Inc.
6.38%, 03/01/24 (a)	38	38
Tenet Healthcare Corp.
8.13%, 04/01/22	61	64
6.75%, 06/15/23	89	88
4.63%, 07/15/24 (c) (d)	154	146
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	19	20
5.88%, 05/15/23 (a)	40	38
7.00%, 03/15/24 (a)	58	61
6.13%, 04/15/25 (a)	218	201
5.50%, 03/01/23 - 11/01/25 (a)	320	313
8.50%, 01/31/27 (a)	47	48
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	900	874
	Shares/Par[1]	Value ($)
WellCare Health Plans Inc.
5.25%, 04/01/25	183	182
		7,937
Industrials 5.5%
AECOM
5.13%, 03/15/27	248	233
Aircastle Ltd.
6.25%, 12/01/19	539	556
4.13%, 05/01/24	139	133
Bombardier Inc.
5.75%, 03/15/22 (a)	103	103
7.50%, 12/01/24 - 03/15/25 (a)	254	267
BWX Technologies Inc.
5.38%, 07/15/26 (a)	480	486
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (h) (i)	2,080	2,055
Global Ship Lease Inc.
9.88%, 11/15/22 (a)	200	198
International Lease Finance Corp.
6.25%, 05/15/19	450	464
Mexico City Airport Trust
5.50%, 07/31/47 (c) (d)	603	534
Multi-Color Corp.
4.88%, 11/01/25 (a)	259	241
Standard Industries Inc.
4.75%, 01/15/28 (a)	500	459
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	167	160
Union Pacific Corp.
3.60%, 09/15/37 (h)	350	319
United Technologies Corp.
1.90%, 05/04/20	1,000	979
		7,187
Information Technology 4.0%
Apple Inc.
2.43%, (3M US LIBOR + 0.07%), 05/11/20 (b) (h)	1,350	1,348
Broadcom Corp.
3.88%, 01/15/27	185	175
CDK Global Inc.
5.88%, 06/15/26	250	255
Fidelity National Information Services Inc.
4.75%, 05/15/48	191	184
Intel Corp.
2.44%, (3M US LIBOR + 0.08%), 05/11/20 (b)	1,000	998
Microsoft Corp.
3.45%, 08/08/36 (h)	350	335
3.95%, 08/08/56 (h)	150	147
NXP BV
4.13%, 06/01/21 (a)	465	465
Oracle Corp.
4.00%, 11/15/47 (h)	100	94
QUALCOMM Inc.
2.69%, (3M US LIBOR + 0.36%), 05/21/19 (b) (c) (d)	1,000	999
Radiate Holdco LLC
6.88%, 02/15/23 (a)	250	237
		5,237
Materials 6.6%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	349	344
4.00%, 09/11/27 (c) (d)	297	276
4.50%, 03/15/28 (a)	477	459
Berry Global Inc.
4.50%, 02/15/26 (a)	459	428
BWAY Holding Co.
7.25%, 04/15/25 (a)	550	536
CF Industries Inc.
3.40%, 12/01/21 (a) (h)	350	344
4.50%, 12/01/26 (a) (h)	565	563
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	316	305
Freeport-McMoRan Inc.
3.88%, 03/15/23	431	407
4.55%, 11/14/24	453	431

See accompanying Notes to Financial Statements.

45

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
5.40%, 11/14/34	271	246
FXI Holdings Inc.
7.88%, 11/01/24 (a)	460	450
Hexion Inc.
10.38%, 02/01/22 (a)	170	167
Martin Marietta Materials Inc.
2.98%, (3M US LIBOR + 0.65%), 05/22/20 (b)	1,000	1,002
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	300	306
Reynolds Group Issuer Inc.
5.85%, (3M US LIBOR + 3.50%), 07/15/21 (a) (b)	483	488
Samarco Mineracao SA
0.00%, 09/26/24 (a) (e) (f)	240	176
Sherwin-Williams Co.
2.25%, 05/15/20	1,000	985
Syngenta Finance NV
4.89%, 04/24/25 (a)	368	362
5.68%, 04/24/48 (a)	200	184
Trinseo Materials Operating SCA
5.38%, 09/01/25 (a)	214	212
		8,671
Real Estate 0.5%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	287	263
Equinix Inc.
5.75%, 01/01/25	151	152
5.88%, 01/15/26	176	178
5.38%, 05/15/27	88	88
		681
Telecommunication Services 1.3%
AT&T Inc.
5.25%, 03/01/37	120	118
CB Escrow Corp.
8.00%, 10/15/25 (a)	375	352
Hughes Satellite Systems Corp.
5.25%, 08/01/26	250	234
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (a)	193	203
Radiate Holdco LLC
6.63%, 02/15/25 (a)	99	91
Sprint Corp.
7.13%, 06/15/24	175	176
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	246	243
Telesat Canada
8.88%, 11/15/24 (a)	233	251
Vodafone Group Plc
5.00%, 05/30/38	90	89
		1,757
Utilities 3.4%
AES Corp.
4.00%, 03/15/21	646	644
Avangrid Inc.
3.15%, 12/01/24 (h)	479	459
Basin Electric Power Cooperative
4.75%, 04/26/47 (a) (h)	300	310
Commonwealth Edison Co.
3.75%, 08/15/47 (h)	97	91
Enel SpA
8.75%, 09/24/73 (a) (b)	276	304
Exelon Corp.
3.50%, 06/01/22 (k)	150	148
5.10%, 06/15/45	338	359
FirstEnergy Corp.
3.90%, 07/15/27	563	545
4.85%, 07/15/47 (l)	111	113
Sempra Energy
2.85%, (3M US LIBOR + 0.50%), 01/15/21 (b)	1,000	1,004
Southern Co.
3.25%, 07/01/26 (h)	250	235
	Shares/Par[1]	Value ($)
Wisconsin Energy Corp.
3.55%, 06/15/25	256	251
		4,463
Total Corporate Bonds And Notes (cost $85,766)		84,792
SENIOR LOAN INTERESTS 20.0%
Consumer Discretionary 8.6%
American Axle & Manufacturing Inc.
Term Loan B, 4.35%, (3M LIBOR + 2.25%), 03/10/24 (b)	541	539
ARAMARK Services Inc.
Term Loan B-2, 3.72%, (3M LIBOR + 1.75%), 03/28/24 (b)	430	429
Term Loan, 3.69%, (3M LIBOR + 1.75%), 03/01/25 (b)	499	498
Caesars Entertainment Operating Co.
Term Loan, 3.98%, (3M LIBOR + 2.00%), 04/03/24 (b)	584	579
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (b)	659	656
CBS Radio Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 11/18/24 (b)	156	153
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (b)	489	488
CityCenter Holdings LLC
Term Loan B, 4.23%, (1M LIBOR + 2.25%), 04/14/24 (b)	511	508
Cowlitz Tribal Gaming Authority
Term Loan, 12.48%, (3M LIBOR + 10.50%), 12/01/21 (b) (m)	404	433
CSC Holdings LLC
1st Lien Term Loan, 4.32%, (3M LIBOR + 2.25%), 07/15/25 (b)	355	352
Term Loan B, 4.57%, (3M LIBOR + 2.50%), 01/12/26 (b)	54	54
Eldorado Resorts LLC
Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (b)	218	216
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.98%, (3M LIBOR + 2.00%), 11/30/23 (b)	252	250
Golden Nugget Inc.
Incremental Term Loan B, 4.80%, (3M LIBOR + 2.75%), 09/07/23 (b)	223	222
Incremental Term Loan B, 4.84%, (3M LIBOR + 2.75%), 10/04/23 (b)	290	289
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.85%, (3M LIBOR + 3.50%), 12/24/21 (b)	550	532
Mohegan Tribal Gaming Authority
Term Loan B, 5.98%, (3M LIBOR + 4.00%), 10/30/23 (b)	504	474
Numericable Group SA
Term Loan B-11, 4.73%, (3M LIBOR + 2.75%), 07/31/25 (b)	788	771
Outfront Media Capital LLC
Term Loan B, 3.97%, (3M LIBOR + 2.00%), 03/10/24 (b)	495	495
Sally Holdings LLC
Term Loan B-1, 4.24%, (3M LIBOR + 2.25%), 07/05/24 (b)	99	96
Seminole Hard Rock Entertainment Inc.
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 05/15/20 (b)	516	517
Sinclair Television Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 12/11/24 (b) (n)	400	398
SIWF Holdings Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.25%), 05/25/25 (b) (o)	133	134
Staples Inc.
Term Loan B, 6.36%, (3M LIBOR + 4.00%), 08/15/24 (b)	327	323

See accompanying Notes to Financial Statements.

46

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Stars Group Holdings BV
Term Loan, 0.00%, (3M LIBOR + 3.00%), 10/20/19 (b) (m) (n)	325	325
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 03/28/25 (b)	502	501
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (b) (n)	145	145
UFC Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 07/22/23 (b)	214	214
Univision Communications Inc.
Term Loan C-5, 4.84%, (3M LIBOR + 2.75%), 03/15/24 (b)	786	759
		11,350
Consumer Staples 1.4%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (b)	316	316
Diamond (BC) B.V.
Term Loan, 5.10%, (1M LIBOR + 3.00%), 07/24/24 (b)	438	429
Dole Food Co. Inc.
Term Loan B, 0.00%, (1M LIBOR + 2.75%), 03/22/24 (b) (n)	—	—
Term Loan B, 4.73%, (1M LIBOR + 2.75%), 03/22/24 (b)	63	63
Term Loan B, 4.78%, (1M LIBOR + 2.75%), 03/22/24 (b)	63	63
Term Loan B, 4.81%, (1M LIBOR + 2.75%), 03/22/24 (b)	5	5
Term Loan B, 4.84%, (1M LIBOR + 2.75%), 03/22/24 (b)	63	63
Term Loan B, 6.75%, (1M Prime Rate + 1.75%), 03/22/24 (b)	—	—
JBS USA LLC
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 10/30/22 (b)	164	163
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 06/30/24 (b)	685	679
		1,781
Energy 1.9%
California Resources Corp.
1st Lien Term Loan, 6.84%, (3M LIBOR + 4.75%), 11/08/22 (b)	320	325
Chesapeake Energy Corp.
Term Loan, 9.59%, (3M LIBOR + 7.50%), 08/16/21 (b)	465	486
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	283	297
Foresight Energy LLC
1st Lien Term Loan, 8.11%, (1M LIBOR + 5.75%), 03/16/22 (b)	369	366
Summit Midstream Partners Holdings LLC
Term Loan B, 7.98%, (3M LIBOR + 6.00%), 05/15/22 (b)	57	58
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/04/23 (b)	416	412
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	158	158
Ultra Resources Inc.
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 04/14/24 (b)	501	460
		2,562
Health Care 1.9%
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (b)	473	453
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 08/15/24 (b)	238	221
2nd Lien Term Loan, 9.84%, (3M LIBOR + 7.75%), 08/09/25 (b)	145	118
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	395	393
	Shares/Par[1]	Value ($)
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (b)	351	351
PharMerica Corp.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.50%), 09/25/24 (b)	332	331
Surgery Center Holdings Inc.
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/18/24 (b)	270	269
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (b)	319	318
		2,454
Industrials 0.7%
Gardner Denver Inc.
Term Loan B, 5.05%, (1M LIBOR + 2.75%), 07/30/24 (b)	306	306
Tempo Acquisition LLC
Term Loan, 4.98%, (3M LIBOR + 3.00%), 04/20/24 (b)	594	591
		897
Information Technology 1.0%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.23%, (1M LIBOR + 3.25%), 10/19/23 (b)	556	554
Radiate Holdco LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/09/23 (b)	395	389
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (b)	121	121
SS&C Technologies Inc.
Term Loan B-3, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (b)	321	321
		1,385
Materials 1.7%
Berry Global, Inc.
Term Loan S, 3.73%, (3M LIBOR + 1.75%), 02/02/20 (b)	298	297
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (b)	495	492
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.23%, (3M LIBOR + 4.25%), 06/30/22 (b)	945	903
MacDermid Inc.
Term Loan B-7, 4.59%, (3M LIBOR + 2.50%), 06/07/20 (b)	268	268
Tronox Blocked Borrower LLC
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/15/24 (b)	68	68
Tronox Finance LLC
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/11/24 (b)	157	157
		2,185
Real Estate 0.3%
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.01%, (3M LIBOR + 2.00%), 04/20/23 (b)	379	377
Telecommunication Services 1.8%
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (b)	771	755
Frontier Communications Corp.
Term Loan B-1, 5.74%, (3M LIBOR + 3.75%), 05/31/24 (b)	691	683
Intelsat Jackson Holdings SA
Term Loan B-5, 6.63%, 01/15/24	140	144
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	395	393
Windstream Services LLC
Term Loan B-6, 6.09%, (3M LIBOR + 4.00%), 03/29/21 (b)	388	368
		2,343

See accompanying Notes to Financial Statements.

47

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Utilities 0.7%
Calpine Corp.
Term Loan B-8, 3.74%, (3M LIBOR + 1.75%), 12/26/19 (b)	756	755
Vistra Operations Co. LLC
Term Loan B-2, 4.09%, (3M LIBOR + 2.25%), 12/14/23 (b)	149	149
Term Loan B-2, 3.98%, (3M LIBOR + 2.25%), 08/03/24 (b)	47	47
		951
Total Senior Loan Interests (cost $26,478)		26,285
GOVERNMENT AND AGENCY OBLIGATIONS 0.8%
Sovereign 0.8%
Mexico Government International Bond
3.75%, 01/11/28	828	782
Saudi Arabia Government International Bond
5.00%, 04/17/49 (a)	283	274
Total Government And Agency Obligations (cost $1,102)		1,056
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (e) (m) (p)	3,156	—
Quicksilver Resources Inc. Escrow (e) (m) (p)	844	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.6%
Energy 0.6%
Chaparral Energy Inc. (a) (e)	—	3
Chaparral Energy Inc. - Class A (e) (h)	20	383
Chaparral Energy Inc. - Class B (e) (h) (o)	4	80
Denbury Resources Inc. (e)	10	46
Ocean Rig UDW Inc. (e)	11	329
Total Common Stocks (cost $968)		841
INVESTMENT COMPANIES 2.4%
Kayne Anderson MLP Investment Co. (h)	8	146
SPDR Barclays High Yield Bond ETF (h)	86	3,051
Total Investment Companies (cost $3,454)		3,197
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (q) (r)	5,873	5,873
Total Short Term Investments (cost $5,873)		5,873
Total Investments 102.7% (cost $136,932)		135,214
Total Securities Sold Short (5.2)% (proceeds $7,059)		(6,836)
Other Derivative Instruments (0.0)%		(10)
Other Assets and Liabilities, Net 2.5%		3,290
Total Net Assets 100.0%		131,658

(a)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $36,065 and 27.4%, respectively.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e)  Non-income producing security.

Shares/Par[1]	Value ($)

(f)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(g)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h)   All or a portion of the security is pledged or segregated as collateral.

(i)   Perpetual security. Next contractual call date presented, if applicable.

(j)   Convertible security.

(k)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(l)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(o)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q)   Investment in affiliate.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

SECURITIES SOLD SHORT (5.2%)
CORPORATE BONDS AND NOTES (5.2%)
Consumer Discretionary (2.1%)
AutoZone Inc.
3.25%, 04/15/25	(1,300)	(1,242)
Harley-Davidson Inc.
3.50%, 07/28/25	(1,500)	(1,461)
		(2,703)
Consumer Staples (0.5%)
Colgate-Palmolive Co.
3.70%, 08/01/47	(750)	(707)
Energy (1.0%)
Southwestern Energy Co.
6.70%, 01/23/25 (a)	(1,300)	(1,279)
Information Technology (0.5%)
Intel Corp.
4.10%, 05/11/47	(700)	(703)
Real Estate (1.1%)
Simon Property Group LP
3.30%, 01/15/26	(1,500)	(1,444)
Total Corporate Bonds And Notes (proceeds $7,059)		(6,836)
Total Securities Sold Short (5.2%) (proceeds $7,059)		(6,836)

(a)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 69.2%
Consumer Discretionary 7.6%
Adient Plc	247	12,127
Amazon.com Inc. (a)	42	72,058
ARAMARK Corp.	1,447	53,692
Booking Holdings Inc. (a) (b)	12	24,933
Magna International Inc.	453	26,344
McDonald's Corp.	98	15,322
Yum! Brands Inc. (b)	370	28,933
		233,409

See accompanying Notes to Financial Statements.

48

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Consumer Staples 6.0%
Dr. Pepper Snapple Group Inc.	1,052	128,287
Kraft Heinz Foods Co.	68	4,301
PepsiCo Inc.	188	20,462
Philip Morris International Inc. (b)	179	14,490
Tyson Foods Inc. - Class A	239	16,439
		183,979
Energy 1.4%
Canadian Natural Resources Ltd.	389	14,020
Enterprise Products Partners LP (b)	775	21,438
Total SA	108	6,550
		42,008
Financials 7.3%
Intercontinental Exchange Inc. (b)	313	23,022
Marsh & McLennan Cos. Inc.	1,188	97,378
PNC Financial Services Group Inc. (b)	505	68,223
State Street Corp. (b)	386	35,973
		224,596
Health Care 13.9%
Abbott Laboratories (b)	810	49,394
Aetna Inc.	153	28,142
Anthem Inc. (b)	79	18,770
Becton Dickinson & Co.	372	89,061
Biogen Inc. (a)	26	7,523
CIGNA Corp.	55	9,280
CVS Health Corp.	75	4,846
Danaher Corp.	833	82,174
PerkinElmer Inc.	1,119	81,978
Thermo Fisher Scientific Inc. (b)	95	19,682
UnitedHealth Group Inc. (b)	154	37,743
		428,593
Industrials 6.0%
Equifax Inc.	259	32,372
Fortive Corp.	628	48,421
Middleby Corp. (a) (c)	194	20,282
Republic Services Inc.	498	34,010
Roper Industries Inc.	60	16,624
Waste Connections Inc.	449	33,784
		185,493
Information Technology 17.8%
Adyen NV (a)	2	828
Alphabet Inc. - Class A (a) (b)	12	13,693
Alphabet Inc. - Class C (a) (b)	16	17,502
Apple Inc. (b)	68	12,662
Facebook Inc. - Class A (a) (b)	251	48,677
Fidelity National Information Services Inc.	704	74,591
Fiserv Inc. (a)	1,208	89,533
Intuit Inc. (b)	171	34,883
MasterCard Inc. - Class A (b)	52	10,302
Maxim Integrated Products Inc.	381	22,368
Microsoft Corp. (b)	927	91,382
TE Connectivity Ltd.	277	24,977
Texas Instruments Inc. (b)	347	38,293
Visa Inc. - Class A (b)	532	70,490
		550,181
Materials 0.2%
Sherwin-Williams Co.	18	7,504
Real Estate 1.9%
American Tower Corp. (b)	397	57,298
Telecommunication Services 0.0%
AT&T Inc.	16	514
Utilities 7.1%
American Electric Power Co. Inc.	423	29,293
CMS Energy Corp.	448	21,158
DTE Energy Co.	448	46,392
Eversource Energy	545	31,916
NextEra Energy Inc.	96	16,098
NiSource Inc.	1,728	45,423
PG&E Corp.	276	11,762
	Shares/Par[1]	Value ($)
Xcel Energy Inc.	372	17,007
		219,049
Total Common Stocks (cost $1,921,984)		2,132,624
TRUST PREFERREDS 0.1%
Utilities 0.1%
SCE Trust II, 5.10%, (callable at 25 beginning 08/10/18) (c) (d)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (d)	8	224
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (d)	78	1,961
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (d)	25	636
SCE Trust VI, 5.00%, (callable at 25 beginning 06/26/22) (d)	50	1,172
Total Trust Preferreds (cost $4,075)		3,999
PREFERRED STOCKS 3.1%
Financials 1.2%
Charles Schwab Corp., 5.95%, (callable at 25 beginning 06/01/21) (c) (d)	4	105
Charles Schwab Corp. - Series C, 6.00%, (callable at 25 beginning 12/01/20) (d)	75	1,988
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (d)	6	168
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (c) (d)	25	693
Wells Fargo & Co. - Series L, 7.50% (d) (e)	27	33,950
		36,904
Health Care 1.1%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (e)	514	31,764
Industrials 0.3%
Fortive Corp. - Series A, 5.00%, 07/01/21 (e)	9	8,807
Utilities 0.5%
Alabama Power Co. - Series A, 5.00%, (callable at 25 begininng 10/01/22) (c) (d)	55	1,401
DTE Energy Co., 5.25%, 12/01/77 (c)	205	5,045
NextEra Energy Inc., 6.12%, 09/01/19 (e)	57	3,261
Sempra Energy, 6.00%, 01/15/21 (e)	63	6,526
		16,233
Total Preferred Stocks (cost $89,597)		93,708
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (f)	118	1,174
Total Investment Companies (cost $1,208)		1,174
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-1, 4.15%, 04/11/24	15	15
Domino's Pizza Master Issuer LLC
Series 2018-A2I-1A, 4.12%, 10/25/25 (g)	3,445	3,535
Series 2017-A23-1A, 4.12%, 07/25/27 (g)	3,727	3,687
Taco Bell Funding LLC
Series 2016-A2I-1A, 3.83%, 05/26/20 (g)	901	902
US Airways Pass-Through Trust
Series 2012-B-2, 6.75%, 06/03/21 (h) (i)	131	138
Series 2012-PTT-2A, 4.63%, 06/03/25	363	369
Series 2013-A-1, 3.95%, 11/15/25	219	217
Wendy's Funding LLC
Series 2018-A2I-1A, 3.57%, 03/15/48 (g)	2,338	2,272
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,077)		11,135
CORPORATE BONDS AND NOTES 13.3%
Consumer Discretionary 5.5%
Amazon.com Inc.
2.60%, 12/05/19	3,865	3,867
ARAMARK Services Inc.
5.00%, 04/01/25 (g)	4,630	4,603
5.00%, 02/01/28 (c) (g)	1,625	1,549
AutoZone Inc.
1.63%, 04/21/19	2,295	2,274
2.50%, 04/15/21	2,740	2,674
CCO Holdings LLC
5.25%, 03/15/21	650	654

See accompanying Notes to Financial Statements.

49

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
5.25%, 09/30/22	3,000	3,010
5.75%, 09/01/23 - 01/15/24	4,315	4,336
5.13%, 05/01/27 (g)	5,330	4,978
5.00%, 02/01/28 (g)	1,825	1,675
Cedar Fair LP
5.38%, 06/01/24 - 04/15/27	5,927	5,918
Charter Communications Operating LLC
3.58%, 07/23/20	2,525	2,524
Dollar Tree Inc.
3.06%, (3M US LIBOR + 0.70%), 04/17/20 (j)	945	947
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	2,100	1,996
KFC Holding Co.
5.00%, 06/01/24 (g)	4,035	3,984
5.25%, 06/01/26 (g)	5,150	5,060
4.75%, 06/01/27 (g)	12,850	12,125
McDonald's Corp.
2.10%, 12/07/18	85	85
Netflix Inc.
5.88%, 02/15/25	6,425	6,586
4.38%, 11/15/26 (c)	12,910	12,138
4.88%, 04/15/28 (g)	24,247	23,072
5.88%, 11/15/28 (g)	20,995	21,223
Sirius XM Radio Inc.
6.00%, 07/15/24 (g)	1,820	1,857
Tesla Inc.
5.30%, 08/15/25 (c) (g)	11,270	10,030
Time Warner Cable Inc.
6.75%, 07/01/18	2,750	2,750
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (g)	6,735	6,937
Yum! Brands Inc.
5.30%, 09/15/19	1,890	1,928
3.88%, 11/01/20	4,035	4,029
3.75%, 11/01/21	10,046	9,922
3.88%, 11/01/23 (c)	4,020	3,841
6.88%, 11/15/37	2,390	2,375
5.35%, 11/01/43	2,485	2,188
		171,135
Consumer Staples 0.4%
B&G Foods Inc.
4.63%, 06/01/21	825	814
Kroger Co.
2.00%, 01/15/19	1,120	1,114
Philip Morris International Inc.
2.00%, 02/21/20	2,650	2,607
2.75%, (3M US LIBOR + 0.42%), 02/21/20 (j)	1,280	1,285
2.63%, 02/18/22	4,360	4,243
Spectrum Brands Inc.
6.63%, 11/15/22	1,015	1,049
6.13%, 12/15/24	1,350	1,364
		12,476
Energy 0.1%
EQT Corp.
8.13%, 06/01/19	180	188
Matador Resources Co.
6.88%, 04/15/23	1,275	1,333
NGL Energy Partners LP
5.13%, 07/15/19	720	722
		2,243
Financials 1.4%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	2,110	2,080
3.62%, (3M US LIBOR + 1.26%), 02/01/21 (j)	1,400	1,441
3.30%, 02/01/23	1,875	1,855
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (d)	1,225	1,164
4.95%, (callable at 100 beginning 06/20/20) (d)	3,075	3,137
Caterpillar Financial Services Corp.
2.25%, 12/01/19	1,935	1,919
Level 3 Financing Inc.
5.38%, 08/15/22	1,775	1,775
5.63%, 02/01/23	3,025	3,025
	Shares/Par[1]	Value ($)
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	434
2.75%, 01/30/22	1,090	1,064
3.30%, 03/14/23	1,205	1,188
PNC Financial Services Group Inc.
5.00%, (callable at 100 beginning 11/01/26) (d)	5,535	5,438
Reckitt Benckiser Treasury Services Plc
2.90%, (3M US LIBOR + 0.56%), 06/24/22 (g) (j)	3,145	3,130
Shell International Finance BV
2.81%, (3M US LIBOR + 0.45%), 05/11/20 (j)	465	468
Solera LLC
10.50%, 03/01/24 (g)	6,210	6,897
State Street Corp.
5.25%, (callable at 100 beginning 09/15/20) (d)	2,150	2,204
Trinity Acquisition Plc
4.40%, 03/15/26	2,530	2,512
US Bancorp
5.30%, (callable at 100 beginning 04/15/27) (d)	2,995	2,982
		42,713
Health Care 1.5%
Becton Dickinson & Co.
2.68%, 12/15/19	854	848
3.34%, (3M US LIBOR + 1.03%), 06/06/22 (j)	2,765	2,774
3.36%, 06/06/24	6,350	6,097
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (g)	380	398
HCA Inc.
3.75%, 03/15/19 (c)	1,200	1,203
4.25%, 10/15/19	2,985	3,007
6.50%, 02/15/20	13,346	13,897
Hologic Inc.
4.38%, 10/15/25 (g)	4,536	4,329
Medtronic Global Holdings SCA
1.70%, 03/28/19	3,900	3,872
Medtronic Inc.
2.50%, 03/15/20	4,710	4,673
Teleflex Inc.
4.88%, 06/01/26	2,600	2,552
4.63%, 11/15/27	880	831
Thermo Fisher Scientific Inc.
3.20%, 08/15/27	925	865
Universal Health Services Inc.
3.75%, 08/01/19 (g)	190	190
		45,536
Industrials 0.3%
3M Co.
2.25%, 03/15/23	1,030	987
Fortive Corp.
1.80%, 06/15/19	105	104
Lennox International Inc.
3.00%, 11/15/23	340	322
Manitowoc Foodservice Inc.
9.50%, 02/15/24	1,517	1,670
Northrop Grumman Corp.
2.55%, 10/15/22	5,385	5,185
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (g)	1,400	1,456
Xylem Inc.
4.88%, 10/01/21	125	130
3.25%, 11/01/26	250	236
		10,090
Information Technology 0.6%
Amphenol Corp.
2.20%, 04/01/20	2,765	2,721
3.20%, 04/01/24	500	481
Apple Inc.
1.50%, 09/12/19	8,525	8,413
Fiserv Inc.
2.70%, 06/01/20	4,825	4,777
Sensata Technologies BV
5.00%, 10/01/25 (g)	845	851
		17,243

See accompanying Notes to Financial Statements.

50

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Materials 0.6%
Ecolab Inc.
2.00%, 01/14/19	1,585	1,578
Reynolds Group Holdings Inc.
6.88%, 02/15/21	1,287	1,303
Reynolds Group Issuer Inc.
5.75%, 10/15/20	8,321	8,351
5.85%, (3M US LIBOR + 3.50%), 07/15/21 (g) (j)	3,425	3,462
5.13%, 07/15/23 (g)	2,770	2,736
		17,430
Real Estate 0.7%
American Tower Corp.
3.30%, 02/15/21	4,075	4,052
Crown Castle International Corp.
4.88%, 04/15/22	5,675	5,848
5.25%, 01/15/23	10,150	10,632
		20,532
Telecommunication Services 0.5%
SBA Communications Corp.
4.88%, 07/15/22	6,462	6,409
Verizon Communications Inc.
3.13%, 03/16/22	3,500	3,449
3.33%, (3M US LIBOR + 1.00%), 03/16/22 (j)	3,100	3,147
Zayo Group LLC
5.75%, 01/15/27 (g)	3,147	3,091
		16,096
Utilities 1.7%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	1,255	1,245
Dominion Resources Inc.
2.96%, 07/01/19 (k)	170	170
DTE Energy Co.
3.80%, 03/15/27	8,275	8,062
Edison International
2.13%, 04/15/20	4,675	4,584
Eversource Energy
2.75%, 03/15/22	2,725	2,653
2.90%, 10/01/24	2,250	2,134
3.30%, 01/15/28	2,772	2,620
NiSource Finance Corp.
3.49%, 05/15/27	8,385	8,022
4.38%, 05/15/47	4,580	4,468
NiSource Inc.
5.65%, (callable at 100 begininng 06/15/23) (d) (g)	2,905	2,894
NSTAR Electric Co.
3.20%, 05/15/27	3,215	3,081
Pacific Gas & Electric Co.
3.30%, 03/15/27	3,310	2,987
Southern Co.
1.55%, 07/01/18	3,005	3,005
1.85%, 07/01/19	620	614
Virginia Electric & Power Co.
3.15%, 01/15/26	1,895	1,818
3.50%, 03/15/27	2,455	2,410
Xcel Energy Inc.
4.00%, 06/15/28	2,620	2,623
		53,390
Total Corporate Bonds And Notes (cost $418,798)		408,884
SENIOR LOAN INTERESTS 1.8%
Consumer Discretionary 0.1%
Delta 2 (LUX) SARL
Term Loan, 4.48%, (3M LIBOR + 2.50%), 02/01/24 (j)	3,050	3,006
NVA Holdings Inc.
Term Loan B-3, 4.84%, (3M LIBOR + 2.75%), 01/31/25 (j)	1,496	1,491
		4,497
Energy 0.1%
BCP Raptor LLC
Term Loan B, 0.00%, (1M LIBOR + 4.25%), 06/07/24 (j) (l)	200	195
	Shares/Par[1]	Value ($)
Term Loan B, 6.31%, (1M LIBOR + 4.25%), 06/07/24 (j)	4,463	4,357
		4,552
Financials 0.7%
HUB International Ltd.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 04/25/25 (j) (l)	3,275	3,253
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 04/25/25 (j)	15,655	15,551
Institutional Shareholder Services Inc.
1st Lien Term Loan, 6.06%, (3M LIBOR + 3.75%), 09/20/24 (h) (i) (j)	421	420
Delayed Draw Term Loan, 6.07%, (3M LIBOR + 3.75%), 10/04/24 (j)	38	38
Delayed Draw Term Loan, 7.75%, (3M Prime Rate + 2.75%), 10/04/24 (j)	—	—
Vantiv LLC
Term Loan A-5, 3.97%, (3M LIBOR + 2.00%), 09/20/22 (j)	1,420	1,416
		20,678
Health Care 0.2%
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (j)	4,884	4,864
Prestige Brands Inc.
Term Loan B-4, 3.98%, (3M LIBOR + 2.00%), 01/20/24 (j)	131	131
		4,995
Industrials 0.4%
Trans Union LLC
Term Loan B-3, 0.00%, (3M LIBOR + 1.75%), 08/09/22 (h) (i) (j) (l)	4,855	4,832
Term Loan B-4, 0.00%, (3M LIBOR + 2.00%), 06/12/25 (j) (l)	4,525	4,508
Welbilt Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/06/23 (j)	2,403	2,397
		11,737
Information Technology 0.2%
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/30/24 (j) (l)	600	598
1st Lien Term Loan, 4.99%, (1M LIBOR + 3.00%), 03/30/24 (j)	2,443	2,435
Fiserv Inc.
Term Loan A, 3.22%, (3M LIBOR + 1.25%), 10/25/18 (h) (i) (j) (m)	223	222
Kronos Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (j) (l)	1,080	1,077
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 11/01/23 (j)	838	836
		5,168
Materials 0.0%
H.B. Fuller Co.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 10/11/24 (j)	1,373	1,361
Telecommunication Services 0.1%
Zayo Group LLC
Incremental Term Loan, 4.23%, (3M LIBOR + 2.25%), 01/19/24 (j)	3,050	3,046
Total Senior Loan Interests (cost $56,348)		56,034
GOVERNMENT AND AGENCY OBLIGATIONS 6.6%
Sovereign 2.3%
Kreditanstalt fur Wiederaufbau
2.88%, 04/03/28 (c)	71,875	70,539
U.S. Treasury Securities 4.3%
U.S. Treasury Note
2.25%, 11/15/27	139,575	132,596
Total Government And Agency Obligations (cost $206,675)		203,135

See accompanying Notes to Financial Statements.

51

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 8.9%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (f) (n)	2,142	2,142
T. Rowe Price Government Reserve Fund, 1.88% (f) (n)	188,284	188,284
		190,426
Securities Lending Collateral 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (n)	84,293	84,293
Total Short Term Investments (cost $274,719)		274,719
Total Investments 103.4% (cost $2,984,481)		3,185,412
Other Derivative Instruments (0.4)%		(12,703)
Other Assets and Liabilities, Net (3.0)%		(91,881)
Total Net Assets 100.0%		3,080,828

(a)  Non-income producing security.

(b)  All or a portion of the security is subject to a written call option.

(c)   All or portion of the security was on loan.

(d)   Perpetual security. Next contractual call date presented, if applicable.

(e)   Convertible security.

(f)  Investment in affiliate.

(g)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $136,923 and 4.4%, respectively.

(h)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(i)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(l)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(m)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

52

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Currency Abbreviations:

AED - United Arab Emirates Dirham	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	THB - Thai Baht
ARS - Argentine Peso	GBP - British Pound	NGN - Nigerian Naira	TRY - New Turkish Lira
AUD - Australian Dollar	GEL - Georgian Lari	NOK - Norwegian Krone	TWD - Taiwan Dollar
BHD - Bahraini Dinar	GHS - Ghanaian Cedi	NZD - New Zealand Dollar	UAH - Ukraine Hryvnia
BRL - Brazilian Real	HKD - Hong Kong Dollar	OMR - Omani Rial	USD - United States Dollar
CAD - Canadian Dollar	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	UYU - Uruguayan Peso
CHF - Swiss Franc	IDR - Indonesian Rupiah	PHP - Philippine Peso	ZAR - South African Rand
CLF - Chilean Unidad de Fomento	ILS - Israeli New Shekel	PLN - Polish Zloty
CLP - Chilean Peso	INR - Indian Rupee	QAR - Qatari Riyal	`
CNH - Chinese Offshore Yuan	ISK - Icelandic Krona	RON - Romanian New Leu
CNY - Chinese Yuan	JPY - Japanese Yen	RSD - Serbian Dinar
COP - Colombian Peso	KRW - Korean Won	RUB - Russian Ruble
CZK - Czech Republic Korunas	KZT - Kazakh Tenge	SAR - Saudi Riyal
DOP - Dominican Peso	LKR - Sri Lanken Rupee	SEK - Swedish Krona
EGP - Egyptian Pound	MAD - Moroccan Dirham	SGD - Singapore Dollar

Abbreviations:

ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indexes monitored
ASX - Australian Stock Exchange	by the International Index Company
AU - Australia	JSE - Johannesburg Stock Exchange
CDX.EM - Credit Default Swap Index - Emerging Markets	KOSPI - Korea Composite Stock Price Index
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	LIBOR - London Interbank Offer Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	LME - London Metal Exchange
CLO - Collateralized Loan Obligation	MBS - Mortgage-Backed Security
CMBX.NA - Commercial Mortgage-Backed Securities Index - North American	MCDX.NA - Municipal Credit Defualt Swap Index - North American
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	MSCI - Morgan Stanley Capital International
EAFE - Europe, Australia and Far East	NASDAQ - National Association of Securities Dealers Automated Quotations
ETF - Exchange Traded Fund	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
EU - European Union	REMIC - Real Estate Mortgage Investment Conduit
EURIBOR - Europe Interbank Offered Rate	SPDR - Standard & Poor's Depositary Receipt
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	SPI - Schedule Performance Index
with a term of 4.5 to 5.5 years	S&P - Standard & Poor’s
Euro-Bund - debt instrument issued by the Federal Republic of Germany	ULSD - Ultra Low Sulfur Diesel
with a term of 8.5 to 10.5 years	US - United States
Euro-BTP - debt instrument issued by the Republic of Italy	WTI - West Texas Intermediate
with a term of 2 to 11 years
Euro-OAT - debt instrument issued by the Republic of France
with a term of 8.5 to 10.5 years
FTSE - Financial Times and the London Stock Exchange
GB - United Kingdom

Counterparty Abbreviations:

ANZ - ANZ Banking Group Ltd.	LVS - LarrainVial Securities
BBH - Brown Brothers Harriman & Co.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BBP - Barclays Bank Plc	MSC - Morgan Stanley & Co., Incorporated
BCL - Barclays Capital Inc.	NSI - Nomura Securities International Inc.
BNP - BNP Paribas Securities	RBC - Royal Bank of Canada
BOA - Banc of America Securities LLC/Bank of America NA	SCB - Standard Chartered Bank
CCI - Citicorp Securities, Inc.	SGB - Societe Generale Bannon LLC
CGM - Citigroup Global Markets	SSB - State Street Brokerage Services, Inc.
CIT - Citibank, Inc.	UBS - UBS Securities LLC
CSI - Credit Suisse Securities, LLC
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
JPM - JPMorgan Chase Bank N.A.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

"-" Amount rounds to less than one thousand or 0.05%.

See accompanying Notes to Financial Statements.

53

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 31, 2018

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.